                      SECURITIES AND EXCHANGE COMMISSION

                          Washington, D.C. 20549-1004

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]


Post-Effective Amendment No.   19      (File No. 333-61346)                 [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]


Amendment No.                  20      (File No. 811-10383)


RiverSource Variable Portfolio - Managers Series, Inc.
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN  55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
  [ ] immediately upon filing pursuant to paragraph (b)
  [X] on May 1, 2007 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  Prospectus


                                                         RIVERSOURCE [LOGO](R)
                                                                INVESTMENTS


  RIVERSOURCE(R)
  VARIABLE PORTFOLIO FUNDS

  PROSPECTUS MAY 1, 2007

  RiverSource(R)Variable Portfolio - Balanced Fund
  RiverSource(R)Variable Portfolio - Cash Management Fund
  RiverSource(R)Variable Portfolio - Core Bond Fund
  RiverSource(R)Variable Portfolio - Diversified Bond Fund
  RiverSource(R)Variable Portfolio - Diversified Equity Income Fund
  RiverSource(R)Variable Portfolio - Emerging Markets Fund
  RiverSource(R)Variable Portfolio - Fundamental Value Fund
  RiverSource(R)Variable Portfolio - Global Bond Fund
  RiverSource(R)Variable Portfolio - Global Inflation Protected Securities Fund
  RiverSource(R)Variable Portfolio - Growth Fund
  RiverSource(R)Variable Portfolio - High Yield Bond Fund
  RiverSource(R)Variable Portfolio - Income Opportunities Fund
  RiverSource(R)Variable Portfolio - International Opportunity Fund
  RiverSource(R)Variable Portfolio - Large Cap Equity Fund
  RiverSource(R)Variable Portfolio - Large Cap Value Fund
  RiverSource(R)Variable Portfolio - Mid Cap Growth Fund
  RiverSource(R)Variable Portfolio - Mid Cap Value Fund
  RiverSource(R)Variable Portfolio - S&P 500 Index Fund
  RiverSource(R)Variable Portfolio - Select Value Fund
  RiverSource(R)Variable Portfolio - Short Duration U.S. Government Fund
  RiverSource(R)Variable Portfolio - Small Cap Advantage Fund
  RiverSource(R)Variable Portfolio - Small Cap Value Fund


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

-----------------------------------------------------
NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE
-----------------------------------------------------

TABLE OF CONTENTS
THE RIVERSOURCE VARIABLE PORTFOLIO FUNDS ...............................    4P
RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND .........................    4P
Objective ..............................................................    4p
Principal Investment Strategies ........................................    4p
Principal Risks ........................................................    5p

Past Performance .......................................................    7p
Management .............................................................    8p
RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND ..................    9P
Objective ..............................................................    9p
Principal Investment Strategies ........................................    9p
Principal Risks ........................................................    9p
Past Performance .......................................................   10p
RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND ........................   11P
Objective ..............................................................   11p
Principal Investment Strategies ........................................   11p
Principal Risks ........................................................   11p
Past Performance .......................................................   13p
Management .............................................................   14p
RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND .................   15P
Objective ..............................................................   15p
Principal Investment Strategies ........................................   15p
Principal Risks ........................................................   15p
Past Performance .......................................................   17p
Management .............................................................   18p
RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND ........   19P
Objective ..............................................................   19p
Principal Investment Strategies ........................................   19p
Principal Risks ........................................................   19p
Past Performance .......................................................   21p
Management .............................................................   22p
RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND .................   23P
Objective ..............................................................   23p
Principal Investment Strategies ........................................   23p
Principal Risks ........................................................   24p
Past Performance .......................................................   25p
Management .............................................................   26p
RIVERSOURCE VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND ................   27P
Objective ..............................................................   27p
Principal Investment Strategies ........................................   27p
Principal Risks ........................................................   27p
Past Performance .......................................................   28p
Management .............................................................   28p
RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND ......................   29P
Objective ..............................................................   29p
Principal Investment Strategies ........................................   29p
Principal Risks ........................................................   29p
Past Performance .......................................................   31p
Management .............................................................   32p
RIVERSOURCE VARIABLE PORTFOLIO -
 GLOBAL INFLATION PROTECTED SECURITIES FUND ............................   33P
Objective ..............................................................   33p
Principal Investment Strategies ........................................   33p
Principal Risks ........................................................   33p
Past Performance .......................................................   35p
Management .............................................................   36p
RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND ...........................   37P
Objective ..............................................................   37p
Principal Investment Strategies ........................................   37p
Principal Risks ........................................................   37p
Past Performance .......................................................   38p
Management .............................................................   38p
RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND ..................   39P
Objective ..............................................................   39p
Principal Investment Strategies ........................................   39p
Principal Risks ........................................................   39p
Past Performance .......................................................   41p
Management .............................................................   42p
RIVERSOURCE VARIABLE PORTFOLIO -  INCOME OPPORTUNITIES FUND ............   43P
Objective ..............................................................   43p
Principal Investment Strategies ........................................   43p
Principal Risks ........................................................   43p
Past Performance .......................................................   45p
Management .............................................................   46p
RIVERSOURCE VARIABLE PORTFOLIO -  INTERNATIONAL OPPORTUNITY FUND .......   47P
Objective ..............................................................   47p
Principal Investment Strategies ........................................   47p
Principal Risks ........................................................   48p
Past Performance .......................................................   49p
Management .............................................................   50p
RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND .................   51P
Objective ..............................................................   51p
Principal Investment Strategies ........................................   51p
Principal Risks ........................................................   51p
Past Performance .......................................................   52p
Management .............................................................   53p
RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND ..................   54P
Objective ..............................................................   54p
Principal Investment Strategies ........................................   54p
Principal Risks ........................................................   54p
Past Performance .......................................................   55p
Management .............................................................   55p
RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND ...................   56P
Objective ..............................................................   56p
Principal Investment Strategies ........................................   56p
Principal Risks ........................................................   56p
Past Performance .......................................................   57p
Management .............................................................   57p



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2P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND ....................   58P
Objective ..............................................................   58p
Principal Investment Strategies ........................................   58p
Principal Risks ........................................................   58p
Past Performance .......................................................   59p
Management .............................................................   60p
RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND ....................   61P
Objective ..............................................................   61p
Principal Investment Strategies ........................................   61p
Principal Risks ........................................................   61p
Past Performance .......................................................   62p
Management .............................................................   63p
RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND .....................   64P
Objective ..............................................................   64p
Principal Investment Strategies ........................................   64p
Principal Risks ........................................................   64p
Past Performance .......................................................   65p
Management .............................................................   66p
RIVERSOURCE VARIABLE PORTFOLIO -  SHORT DURATION U.S. GOVERNMENT FUND ..   68P
Objective ..............................................................   68p
Principal Investment Strategies ........................................   68p
Principal Risks ........................................................   68p
Past Performance .......................................................   70p
Management .............................................................   71p
RIVERSOURCE VARIABLE PORTFOLIO -  SMALL CAP ADVANTAGE FUND .............   72P
Objective ..............................................................   72p
Principal Investment Strategies ........................................   72p
Principal Risks ........................................................   72p
Past Performance .......................................................   73p
Management .............................................................   74p
RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND ..................   75P
Objective ..............................................................   75p
Principal Investment Strategies ........................................   75p
Principal Risks ........................................................   76p
Past Performance .......................................................   77p
Management .............................................................   78p
FEES AND EXPENSES ......................................................   80P
OTHER INVESTMENT STRATEGIES AND RISKS ..................................   82P
FUND MANAGEMENT AND COMPENSATION .......................................   83P
BUYING AND SELLING SHARES ..............................................   86P
Valuing Fund Shares ....................................................   86p
Purchasing Shares ......................................................   86p
Transferring/Selling Shares ............................................   86p
Market Timing ..........................................................   86p
DISTRIBUTIONS AND TAXES ................................................   87P
FINANCIAL HIGHLIGHTS ...................................................   88P



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RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  3P

THE RIVERSOURCE VARIABLE PORTFOLIO FUNDS

References to "Fund" throughout this prospectus refer to RiverSource Variable Portfolio - Balanced Fund, RiverSource Variable Portfolio - Cash Management Fund, RiverSource Variable Portfolio - Core Bond Fund, RiverSource Variable Portfolio -Diversified Bond Fund, RiverSource Variable Portfolio - Diversified Equity Income Fund, RiverSource Variable Portfolio -Emerging Markets Fund, RiverSource Variable Portfolio - Fundamental Value Fund, RiverSource Variable Portfolio - Global Bond Fund, RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, RiverSource Variable Portfolio - Growth Fund, RiverSource Variable Portfolio - High Yield Bond Fund, RiverSource Variable Portfolio - Income Opportunities Fund, RiverSource Variable Portfolio
- International Opportunity Fund, RiverSource Variable Portfolio - Large Cap Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund, RiverSource Variable Portfolio - Mid Cap Growth Fund, RiverSource Variable Portfolio - Mid Cap Value Fund, RiverSource Variable Portfolio - S&P 500 Index Fund, RiverSource Variable Portfolio -Select Value Fund, RiverSource Variable Portfolio - Short Duration U.S. Government Fund, RiverSource Variable Portfolio - Small Cap Advantage Fund and RiverSource Variable Portfolio - Small Cap Value Fund, singularly or collectively as the context requires.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The performance results of each Fund may differ significantly from any publicly-traded retail mutual fund.


PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF A FUND DIRECTLY. YOU INVEST BY BUYING A VARIABLE ANNUITY CONTRACT OR LIFE INSURANCE POLICY AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE SUBACCOUNT OR VARIABLE ACCOUNT (THE SUBACCOUNTS) THAT INVESTS IN THE FUND.


RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND

OBJECTIVE

The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it may buy lower-quality (junk) bonds. The Fund may invest up to 25% of its total assets in foreign investments.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, LLC (RiverSource Investments or investment manager), chooses equity investments by seeking to:

o Identify a variety of large, well-established companies whose underlying fundamentals are stable or are anticipated to become stable, or whose fundamentals are improving.

o     Identify stocks that are undervalued:

      o because they have one or more valuation ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market;

      o because one or more of their valuation ratios are low relative to historical levels for the stock;

      o because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers; or


      o because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell an equity security, the investment manager considers factors including, among others, whether:

o     The security is overvalued relative to other potential investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o Potential losses, due to factors such as a market down-turn, can be minimized.

In pursuit of the Fund's objective, the investment manager chooses debt investments by:

o Evaluating the debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Lehman Brothers Aggregate Bond Index (the Index).

o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.


o Targeting an average duration for the debt portion of the portfolio within one year of the duration of the Index which, as of March 31, 2007 was 4.5 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.



------------------------------------------------------------------------------

4P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

In evaluating whether to sell a debt security, the investment manager considers, among other factors:

o The debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Index.

o     Whether a security's rating is changed or is vulnerable to a change.

o     Whether a sector or industry is experiencing change.

o     Changes in the interest rate or economic outlook.


o     Whether the investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


PRINCIPAL RISKS


Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.


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RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  5P

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.



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6P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                  RIVERSOURCE VP - BALANCED FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+19.50%   +15.80%   +14.84%   -2.31%   -10.59%   -12.92%   +20.26%   +9.59%   +3.92%   +14.38%
----------------------------------------------------------------------------------------------
  1997      1998      1999     2000      2001      2002      2003     2004     2005      2006

During the period shown in the bar chart, the highest return for a calendar quarter was +15.66% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -12.37% (quarter ended Sept. 30, 2001).


The Fund's year-to-date return at March 31, 2007 was +0.48%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                                  1 YEAR    5 YEARS   10 YEARS
RiverSource VP - Balanced Fund                                                    +14.38%    +6.41%    +6.59%
Russell 1000(R) Value Index (reflects no deduction for fees, expenses or taxes)   +22.25%   +10.86%   +11.00%
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)                                +4.33%    +5.06%    +6.24%
Blended Index (reflects no deduction for fees, expenses or taxes)                 +14.71%    +8.73%    +9.36%
Lipper Balanced Funds Index                                                       +11.60%    +6.51%    +7.44%

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios anD lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.


The Blended Index consists of 60% Russell 1000(R) Value Index and 40% Lehman Brothers Aggregate Bond Index.

The Lipper Balanced Funds Index includes the 30 largest balanced funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  7P

MANAGEMENT

Portfolio Manager(s). The Fund is allocated among equity and fixed income asset classes. Robert Ewing determines the allocations among these asset classes. In addition, Mr. Ewing is responsible for the day-to-day management of the equity portion of the Fund:

Robert Ewing, CFA, Co-Portfolio Manager

o     Managed the equity portion of the Fund since 2002.

o     Joined RiverSource Investments in 2002.

o     Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.

o     Began investment career in 1988.

o     BS, Boston College Carroll School of Management.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the liquid assets sector team.

o     Joined RiverSource Investments in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o     Began investment career in 1988.

o     MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the structured assets sector team.

o Employed by RiverSource Investments from 1979 to 1985 and from 1987 to present.

o     Began investment career in 1979.

o     MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the investment grade corporate bond sector team.

o     Joined RiverSource Investments in 2002.

o Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

o     Began investment career in 1986.

o     MBA, University of Michigan.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.



------------------------------------------------------------------------------

8P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND

OBJECTIVE

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:

o Invests substantially in securities rated in the highest short-term rating category, or deemed of comparable quality by the investment manager, RiverSource Investments.

o     Limits its average portfolio maturity to ninety days or less.

o     Buys obligations with remaining maturities of 397 days or less.

o Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's objective, the investment manager chooses investments by:

o Considering opportunities and risks given current interest rates and anticipated interest rates.

o Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o The issuer's credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

o Political, economic, or other events could affect the issuer's performance.

o     The investment manager identifies a more attractive opportunity.

o The issuer or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CONCENTRATION RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

REINVESTMENT RISK. The risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.

------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  9P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing the variability of performance.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

               RIVERSOURCE VP - CASH MANAGEMENT FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+5.16%   +5.14%   +4.73%   +5.83%   +3.74%   +1.14%   +0.51%   +0.74%   +2.61%   +4.49%
---------------------------------------------------------------------------------------
 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006

During the period shown in the bar chart, the highest return for a calendar quarter was +1.49% (quarter ended Sept. 30, 2000) and the lowest return for a calendar quarter was +0.09% (quarter ended Sept. 30, 2003).


The Fund's year-to-date return at March 31, 2007 was +1.19%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                 1 YEAR   5 YEARS   10 YEARS
RiverSource VP - Cash Management Fund                            +4.49%   +1.89%     +3.40%


YIELD INFORMATION

For current 7-day yield information, call (888) 791-3380.


------------------------------------------------------------------------------

10P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman Brothers Aggregate Bond Index (the Index) which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade, although it may hold securities that have been downgraded. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

o Evaluating the portfolio's total exposure to the sectors, industries and securities relative to the Index.

o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).


o Targeting an average portfolio duration within one year of the duration of the Index which, as of March 31, 2007, was 4.5 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


The Fund's investment process employs risk controls that are designed to maintain risk levels to be comparable to the Index. These controls include review of effective duration and limitation on sector allocations, industry concentration and the size of individual positions.

In evaluating whether to sell a security, the investment manager considers, among other factors:

o The portfolio's total exposure to the sectors, industries and securities relative to the Index.

o     Whether a security's rating has changed or is vulnerable to a change.

o     Whether a sector or industry is experiencing change.

o     Changes in the interest rate or economic outlook.


o     Identification of a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  11P

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.


PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


------------------------------------------------------------------------------

12P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                  RIVERSOURCE VP - CORE BOND FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                               +1.78%      +3.82%
                               ------------------
                                 2005        2006


During the periods shown in the bar chart, the highest return for a calendar quarter was +3.49% (quarter ended Sept. 30, 2006) and the lowest return for a calendar quarter was -0.65% (quarter ended Sept. 30, 2005).

The Fund's year-to-date return as of March 31, 2007 was +1.36%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                                           1 YEAR   SINCE INCEPTION
RiverSource VP - Core Bond Fund                                                            +3.82%      +2.94%(a)
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)   +4.33%      +3.52%(b)
Lipper Intermediate Investment Grade Index                                                 +4.47%      +3.50%(b)


(a) Inception date is Feb. 4, 2004.

(b) Measurement period started Feb. 1, 2004.



The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  13P

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

o     Co-managed the Fund since 2004.

o     Leader of the liquid assets sector team.

o     Joined RiverSource Investments in 2004.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o     Began investment career in 1988.

o     MBA, Marquette University.

Scott Kirby, Portfolio Manager

o     Co-managed the Fund since 2004.

o     Leader of the structured assets sector team.

o Employed by RiverSource Investments from 1979 to 1985 and from 1987 to the present.

o     Began investment career in 1979.

o     MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager

o     Co-managed the Fund since 2004.

o     Leader of the investment grade corporate bond sector team.

o     Joined RiverSource Investments in 2002.

o Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

o     Began investment career in 1986.

o     MBA, University of Michigan.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

------------------------------------------------------------------------------

14P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. The Fund may invest up to 15% of its net assets in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

o Evaluating the portfolio's total exposure to sectors, industries and securities relative to the Index.

o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

o Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.


o Targeting an average portfolio duration within one year of the duration of the Index which, as of March 31, 2007, was 4.5 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


In evaluating whether to sell a security, the investment manager considers, among other factors:

o     Identification of more attractive investments based on relative value.

o The portfolio's total exposure to sectors, industries and securities relative to the Index.

o     Whether a security's rating has changed or is vulnerable to a change.

o     Whether a sector or industry is experiencing change.

o     Changes in the interest rate or economic outlook.


The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  15P

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.


PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.



------------------------------------------------------------------------------

16P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

              RIVERSOURCE VP - DIVERSIFIED BOND FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+8.83%   +1.51%   +1.70%   +5.41%   +7.67%   +5.53%   +4.48%   +4.48%   +2.12%   +4.41%
---------------------------------------------------------------------------------------
 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006

During the period shown in the bar chart, the highest return for a calendar quarter was +3.77% (quarter ended Sept. 30, 1997) and the lowest return for a calendar quarter was -2.99% (quarter ended Sept. 30, 1998).


The Fund's year-to-date return at March 31, 2007 was +1.41%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                 1 YEAR   5 YEARS   10 YEARS
RiverSource VP - Diversified Bond Fund                           +4.41%   +4.20%     +4.59%
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)              +4.33%   +5.06%     +6.24%
Lipper Intermediate Investment Grade Index                       +4.47%   +4.93%     +5.87%

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  17P

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the liquid assets sector team.

o     Joined RiverSource Investments in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o     Began investment career in 1988.

o     MBA, Marquette University.

Scott Kirby, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the structured assets sector team.

o Employed by RiverSource Investments from 1979 to 1985 and from 1987 to the present.

o     Began investment career in 1979.

o     MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager

o     Co-managed the Fund since 2002.

o     Leader of the investment grade corporate bond sector team.

o     Joined RiverSource Investments in 2002.

o Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

o     Began investment career in 1986.

o     MBA, University of Michigan.

Nicholas Pifer, CFA, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the global sector team.

o     Joined RiverSource Investments in 2000.

o     Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

o     Began investment career in 1990.

o     MA, Johns Hopkins University School of Advanced International Studies.

Jennifer Ponce de Leon, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the high yield sector team.

o     Joined RiverSource Investments in 1997.

o     Began investment career in 1989.

o     MBA, De Paul University.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

------------------------------------------------------------------------------

18P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital. Because any investment involves risk, achieving these objectives cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses equity investments by seeking to:

o     Identify stocks that are selling at low prices in relation to:


      o     current and projected earnings;

      o     current and projected dividends; and

      o     historic price levels.


o     Identify companies with moderate growth potential based on:


      o     effective management, as demonstrated by overall performance, and

      o     financial strength.


o     Identify companies with dividend-paying stocks.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to alternative investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o The company or the security continues to meet the other standards described above.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  19P

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.


SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


------------------------------------------------------------------------------

20P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

          RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

-0.78%   +2.14%   -19.03%   +41.16%   +18.20%   +13.50%   +19.75%
-----------------------------------------------------------------
 2000     2001      2002      2003      2004      2005      2006

During the period shown in the bar chart, the highest return for a calendar quarter was +22.69% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -21.04% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at March 31, 2007 was +1.03%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                 1 YEAR    5 YEARS   SINCE INCEPTION
RiverSource VP - Diversified Equity Income Fund                  +19.75%   +12.92%      +9.58%(a)
Russell 1000(R) Value Index
(reflects no deduction for fees, expenses or taxes)              +22.25%   +10.86%      +8.31%(b)
Lipper Equity Income Funds Index                                 +18.40%    +8.28%      +6.50%(b)


(a) Inception date is Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.


The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  21P

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

o     Managed the Fund since 2000.

o     Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

o     Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

o     Began investment career in 1984.

o     MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager


o     Managed the Fund since 2003.


o     Joined RiverSource Investments in 1998 as a Senior Security Analyst.

o Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

o     Began investment career in 1981.

o     MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager


o     Managed the Fund since 2003.


o     Joined RiverSource Investments in 2001 as a Security Analyst.

o Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

o     Began investment career in 1998.

o     MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Associate Portfolio Manager

o     Managed the Fund since 2006.

o     Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

o     Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

o     Began investment career in 1987.

o     MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

------------------------------------------------------------------------------

22P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

o Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

o Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

o Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.


o Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.


Using the global sector strategy, the Fund's portfolio management team constructs the portfolio by selecting geographic regions in which to invest and by investing in most of the stocks on two core lists of holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the portfolio management team. These discretionary holdings will typically make up a much smaller portion of the Fund.

o The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

o The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

      o     Evaluating the opportunities and risks within regions and sectors;

      o     Assessing valuations; and

      o Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

      The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.


o Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their perceived ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.


A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  23P

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:


Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.



------------------------------------------------------------------------------

24P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

              RIVERSOURCE VP - EMERGING MARKETS FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

-1.38%   -5.44%   +40.34%   +24.15%   +33.80%   +33.90%
-------------------------------------------------------
 2001     2002     2003      2004      2005      2006

During the period shown in the bar chart, the highest return for a calendar quarter was +22.84% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was-18.18% (quarter ended Sept. 30, 2001).


The Fund's year-to-date return at March 31, 2007 was +2.92%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                                  1 YEAR    5 YEARS   SINCE INCEPTION
RiverSource VP - Emerging Markets Fund                                            +33.90%   +24.17%     +12.07%(a)
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)   +32.59%   +26.97%     +14.12%(b)
Lipper Emerging Markets Funds Index                                               +32.07%   +26.94%     +14.15%(b)


(a) Inception date is May 1, 2000.

(b) Measurement period started May 1, 2000.

The Morgan Stanley Capital International (MSCI) Emerging Markets Index, an unmanaged market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Emerging Markets Funds Index includes the 30 largest emerging markets funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  25P

MANAGEMENT

RiverSource Investments contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle manages the Fund's assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund.

THREADNEEDLE

Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Julian A.S. Thompson, Portfolio Manager

o     Managed the Fund since 2000.

o     Joined Threadneedle in 2003.

o Began investment career in 1993 as an Investment Manager for Stewart Ivory, a Scottish investment company, 1993 to 1999. Portfolio Manager, American Express Asset Management International, 1999 to 2003.

o     BA and Ph.D., Magdalene College, Cambridge University.

Jules Mort, Deputy Portfolio Manager

o     Managed the Fund since 2003.

o     Joined Threadneedle in 2001 as a fund manager.

o Began investment career in 1997 as an Analyst and Portfolio Manager, Baillie Gifford & Co., 1997 to 2001.

o     BA (Hons) Oxford University 1996.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

26P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund's assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment. The Fund may invest in foreign securities.

RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Davis Selected Advisers, L.P. (Davis) (the Subadviser), which provides day-to-day management of the Fund.


Davis conducts extensive research to try to identify businesses that possess characteristics that may foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis seeks to purchase stocks when the market price is less than Davis' estimate of intrinsic value. Intrinsic value depends upon Davis' estimate of the company's ability to generate increasing levels of free cash flow. In evaluating whether to sell a security, Davis considers, among other factors, whether the stock's market price exceeds Davis' estimate of intrinsic value, or if Davis believes the ratio of the risks and rewards of continuing to own the company is no longer attractive.


Davis has developed a list of ten characteristics that it believes allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all ten characteristics, Davis searches for companies that possess a majority or an appropriate mix of these characteristics:

o     Excellent management.

o     Managers who own stock in their own company.

o     Strong returns on investments of an issuer's capital.

o     A lean expense structure.

o     A dominant or growing market share in a growing market.

o     A proven record as an acquirer.

o     A strong balance sheet.

o     Products or services that are not likely to become obsolete.

o     Successful international operations.

o     Innovation in all aspects of operations.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  27P

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. The Subadvisor has historically invested significantly in the financial services sector. The Fund may therefore be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries. Components of financial services sector risk include (1) the risk that financial services companies may suffer a setback if regulators change the rules under which they operate; (2) the risk that unstable interest rates, and/or rising interest rates, may have a disproportionate effect on companies in the financial services sector; (3) the risk that financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; and (4) the risk that the financial services sector has become increasingly competitive.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full year of operation. The Fund began operations on May 1, 2006.

When available the Fund intends to compare its performance to the performance of Standard & Poor's 500 Index (S&P 500 Index), the Russell 1000(R) Value Index and the Lipper Large-Cap Value Funds Index.


The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

MANAGEMENT

RiverSource Investments selects, contracts with and compensates the Subadviser to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board. The Subadviser manages the Fund's assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

DAVIS

Davis, which has served as Subadviser to the Fund since April 2006, is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona. Davis, subject to the approval of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the Fund are:

o Christopher C. Davis, Co-Portfolio Manager. Mr. Davis has been a portfolio manager for the Davis New York Venture Fund since October 1995. Mr. Davis has worked as a research analyst and portfolio manager for Davis since 1989.

o Kenneth C. Feinberg, Co-Portfolio Manager. Mr. Feinberg has been a portfolio manager for Davis New York Venture Fund since May 1998. Mr. Feinberg has worked as a research analyst for Davis since 1994.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

28P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

o     Considering opportunities and risks by credit rating and currency.

o     Identifying investment-grade U.S. and foreign bonds.

o     Identifying below investment-grade U.S. and foreign bonds.

o Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued.

o     The security continues to meet the standards described above.


The investment manager monitors the Fund's exposure to interest rate and foreign currency fluctuations. The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  29P

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.


FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.


PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.



------------------------------------------------------------------------------

30P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                 RIVERSOURCE VP - GLOBAL BOND FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+3.83%   +8.05%   -4.40%   +3.24%   +1.34%   +14.98%  +13.01%  +10.03%  -4.99%   +6.73%
---------------------------------------------------------------------------------------
 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006

During the period shown in the bar chart, the highest return for a calendar quarter was +7.71% (quarter ended June 30, 2002) and the lowest return for a calendar quarter was -2.94% (quarter ended March 31, 1997).


The Fund's year-to-date return at March 31, 2007 was +1.23%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                 1 YEAR   5 YEARS   10 YEARS
RiverSource VP - Global Bond Fund                                +6.73%   +7.71%     +4.99%
Lehman Brothers Global Aggregate Index
(reflects no deduction for fees, expenses or taxes)              +6.64%   +7.85%     +5.52%
Lipper Global Income Funds Index                                 +7.21%   +7.60%     +5.14%

The Lehman Brothers Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects the reinvestment of all distributions and changes in market prices.


The Lipper Global Income Funds Index includes the 30 largest global income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  31P

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Nicholas Pifer, CFA, Portfolio Manager

o     Managed the Fund since 2000.

o     Leader of the global sector team.

o     Joined RiverSource Investments in 2000.

o     Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

o     Began investment career in 1990.

o     MA, Johns Hopkins University School of Advanced International Studies.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the team that specializes in the sector in which the Fund primarily invests.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

------------------------------------------------------------------------------

32P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND

OBJECTIVE

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term. Achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations. The Fund invests only in securities rated investment grade, or, if unrated, deemed to be of comparable quality by the investment manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, makes purchase and sale decisions using proprietary interest rate models and seasoned professional judgment.

o Fund assets will be allocated among different countries and different market sectors (including different government or corporate issuers) and different maturities based on views of the relative value for each sector or maturity. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments.

o Duration and yield curve decisions will be based on quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand.


o The Fund will target an average portfolio duration within one year of the duration of a blended index comprised of 50% of the Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index and 50% of the Lehman Brothers Global Inflation Linked Index (excluding U.S., fully hedged to the U.S. dollar) which, as of March 31, 2007, was 9.06 years on an unadjusted basis, and 6.62 years when adjusted for relative volatility and correlation to traditional government debt securities. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments the Fund will invest in.


The investment manager may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.


The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.


DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  33P

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.


PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.



------------------------------------------------------------------------------

34P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


    RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                              +2.80%     +1.19%
                              -----------------
                               2005       2006


During the periods shown in the bar chart, the highest return for a calendar quarter was +3.55% (quarter ended Sept. 30, 2006) and the lowest return for a calendar quarter was -1.84% (quarter ended March 31, 2006).

The Fund's year-to-date return as of March 31, 2007 was +1.07%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                                                    1 YEAR   SINCE INCEPTION
RiverSource VP - Global Inflation Protected Securities Fund                                         +1.19%      +2.98%(a)
Lehman Brothers Global Inflation Linked Index (reflects no deduction for fees, expenses or taxes)   +1.24%      +4.52%(b)
Lehman Brothers U.S. Treasury Inflation Protected Securities Index
(reflects no deduction for fees, expenses or taxes)                                                 +0.48%      +2.60%(b)
Blended Index (reflects no deduction for fees, expenses or taxes)                                   +0.86%      +3.56%(b)


(a) Inception date is Sept. 13, 2004.

(b) Measurement period started Oct. 1, 2004.


The Lehman Brothers Global Inflation Linked Index is an unmanaged index that measures the performance of the inflation protected securities issued in countries around the world, including the United States, the United Kingdom, Canada, Sweden, and France. The index reflects reinvestment of all distributions and changes in market prices.

The Lehman Brothers U.S. Treasury Inflation Protected Securities Index is an unmanaged index that measures the performance of the inflation protected obligations of U.S. Treasury. The index reflects reinvestment of all distributions and changes in market prices.


The Blended Index consists of 50% Lehman Brothers Global Inflation Linked Index (excluding U.S., fully hedged to the U.S. dollar) and 50% Lehman Brothers U.S. Treasury Inflation Protected Securities Index.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  35P

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

o     Co-managed the Fund since 2004.

o     Leader of the liquid assets sector team.

o     Joined RiverSource Investments in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o     Began investment career in 1988.

o     MBA, Marquette University.

Nicholas Pifer, CFA, Portfolio Manager

o     Co-managed the Fund since 2005.

o     Leader of the global sector team.

o     Joined RiverSource Investments in 2000.

o     Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

o     Began investment career in 1990.

o     MA, Johns Hopkins University School of Advanced International Studies.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors in which the Fund primarily invests.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

36P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by identifying companies that the investment manager believes have above-average long-term growth potential based, among other factors, on:

o     Management's track record.

o     Financial strength.

o     Competitive market or product position.

o Technological advantage (more advanced technology or proven technology advantage) over competitors.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to other potential investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o     The investment manager identifies a more attractive opportunity.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  37P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                   RIVERSOURCE VP - GROWTH FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


-19.30%   -30.95%   -26.10%   +21.43%   +8.43%    +8.61%    +11.08%
-------------------------------------------------------------------
  2000      2001      2002     2003      2004      2005      2006

During the period shown in the bar chart, the highest return for a calendar quarter was +18.16% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -28.79% (quarter ended Sept. 30, 2001).


The Fund's year-to-date return at March 31, 2007 was +0.33%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                                   1 YEAR    5 YEARS   SINCE INCEPTION
RiverSource VP - Growth Fund                                                       +11.08%    +3.26%      -3.23%(a)
Russell 1000(R) Growth Index (reflects no deduction for fees, expenses or taxes)    +9.07%    +2.69%      -1.71%(b)
Lipper Large-Cap Growth Funds Index                                                 +4.72%    +2.01%      -2.25%(b)


(a) Inception date is Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.


The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the Fund's day-to-day management is:

Nick Thakore, Portfolio Manager

o     Managed the Fund since 2002.

o     Joined RiverSource Investments in 2002.

o     Analyst and Portfolio Manager, Fidelity Investments, 1993 to 2002.

o     Began investment career in 1993.

o     MBA, Wharton School, University of Pennsylvania.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

38P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the Fund's investment manager, RiverSource Investments, chooses investments by:

o     Reviewing interest rate and economic forecasts.

o     Reviewing credit characteristics.

o     Identifying securities and/or companies that:

      o     have medium and low quality ratings,

      o have similar qualities to securities or companies with medium or low quality ratings, in the investment manager's opinion, even though they are not rated or have been given a different rating by a rating agency,

      o     have growth potential,

      o have the potential to increase in value as their credit ratings improve.

o     Buying securities that are expected to outperform other securities.

o     Aggressively managing the Fund to earn a high total return.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

      o     The interest rate or economic outlook changes.

      o     A sector or industry is experiencing change.

      o     A security's rating is changed.

      o     The security is overvalued relative to alternative investments.

      o The company does not meet the investment manager's performance expectations.

      o     The investment manager wishes to lock in profits.

      o     The investment manager identifies a more attractive opportunity.

      o The issuer or the security continues to meet the other standards described above.


The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  39P

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.


PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.



------------------------------------------------------------------------------

40P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

               RIVERSOURCE VP - HIGH YIELD BOND FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+13.37%   -4.41%   +6.24%   -9.31%   +4.93%   -6.58%   +25.17%   +11.40%   +4.02%   +10.81%
-------------------------------------------------------------------------------------------
  1997     1998     1999     2000     2001     2002     2003      2004      2005      2006

During the period shown in the bar chart, the highest return for a calendar quarter was +8.97% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -9.38% (quarter ended Sept. 30, 1998).


The Fund's year-to-date return at March 31, 2007 was +3.24%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                 1 YEAR    5 YEARS    10 YEARS
RiverSource VP - High Yield Bond Fund                            +10.81%    +8.54%     +5.11%
JP Morgan Global High Yield Index
(reflects no deduction for fees, expenses or taxes)              +11.45%   +10.79%     +6.88%
Lipper High Current Yield Bond Funds Index                       +10.17%    +9.08%     +5.04%

The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  41P

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Scott Schroepfer, CFA, Portfolio Manager

o     Managed the Fund since 1999.

o     Member of the high yield sector team.

o     Joined RiverSource Investments in 1990.

o     Began investment career in 1986.

o     MBA, University of Minnesota.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. Mr. Schroepfer is a member of the team that specializes in the sector in which the Fund primarily invests. The team, led by Jennifer Ponce de Leon, collectively determines portfolio strategy. Ms. Ponce de Leon, who holds an MBA from DePaul University, began her investment career in 1989 and joined RiverSource Investments in 1997. She has been leader of the high yield sector team since 2003.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

42P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

o Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations or changes in interest rates or credit quality).

o Seeking broad diversification by allocating investments among various sectors, based on the investment manager's assessment of their economic outlook.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o The issuer or the security continues to meet the standards described above

o     A sector or industry is experiencing change.

o     The interest rate or economic outlook changes.

o     A more attractive opportunity has been identified.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.


The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  43P

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.


PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.



------------------------------------------------------------------------------

44P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


            RIVERSOURCE VP - INCOME OPPORTUNITIES FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                              +3.33%     +7.98%
                             -------------------
                               2005       2006


During the periods shown in the bar chart, the highest return for a calendar quarter was +3.49% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -1.24% (quarter ended March 31, 2005).

The Fund's year-to-date return as of March 31, 2007 was +2.73%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                      1 YEAR    SINCE INCEPTION
RiverSource VP - Income Opportunities Fund                             +7.98%      +8.35%(a)
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index
(reflects no deduction for fees, expenses or taxes)                    +9.27%      +8.77%(b)
Lipper High Current Yield Bond Funds Index                            +10.17%      +9.09%(b)


(a) Inception date is June 1, 2004.

(b) Measurement period started June 1, 2004.


The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  45P

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Lavin, CFA, Portfolio Manager

o     Has managed the Fund since 2004.

o     Member of the high yield sector team.

o     Joined RiverSource Investments in 1994 as a high yield analyst.

o     Began investment career in 1986.

o     MBA, University of Wisconsin - Milwaukee.

The fixed income department of RiverSource Investments is divided into six sector teams each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. Mr. Lavin is a member of the team that specializes in the sector in which the Fund primarily invests. The team, led by Jennifer Ponce de Leon, collectively determines portfolio strategy. Ms. Ponce de Leon, who holds an MBA from DePaul University, began her investment career in 1989 and joined RiverSource Investments in 1997. She has been leader of the high yield sector team since 2003.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

46P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND

OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets.


RiverSource Investments serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

o Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

o Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

o Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.


o Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.


Threadneedle determines the allocation of the Fund's assets among various regions at a monthly meeting on asset allocation and regional strategy. The allocation is reviewed weekly at a meeting at which all of Threadneedle's regional teams who cover foreign securities are represented.

Using Threadneedle's extensive research, the Fund's portfolio management team constructs the portfolio using two core lists of recommended holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the various regional experts. These discretionary holdings will typically make up a much smaller portion of the Fund.

o The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

o The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

      o     Evaluating the opportunities and risks within regions and sectors;

      o     Assessing valuations; and

      o Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

      The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.


o Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their perceived ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.


A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  47P

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:


Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


------------------------------------------------------------------------------

48P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

          RIVERSOURCE VP - INTERNATIONAL OPPORTUNITY FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+2.73%   +15.82%   +45.63%   -24.93%   -28.69%   -18.25%   +28.07%   +17.41%   +13.86%   +24.17%
------------------------------------------------------------------------------------------------
 1997      1998      1999      2000      2001      2002      2003      2004      2005      2006

During the period shown in the bar chart, the highest return for a calendar quarter was +31.82% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -21.14% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at March 31, 2007 was +3.51%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                      1 YEAR    5 YEARS  10 YEARS
RiverSource VP - International Opportunity Fund                       +24.17%   +11.69%   +4.89%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)   +26.86%   +15.43%   +8.06%
Lipper International Large-Cap Core Funds Index                       +25.11%   +13.60%   +8.92%

The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper International Large-Cap Core Funds Index includes the 30 largest international large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  49P

MANAGEMENT

RiverSource Investments contracts with and compensates Threadneedle International Limited (Threadneedle) to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle manages the Fund's assets based on its experience managing funds with investment goals and strategies substantially similar to those of the Fund.

THREADNEEDLE

Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Alex Lyle, Portfolio Manager

o     Head of managed funds.

o     Managed the Fund since 2003.

o Joined Threadneedle in 1994, where he managed the U.K. equity investments for some large insurance clients and has run a wide range of portfolios.

o     Began investment career in 1980.

o     MA, Oxford University.

Dominic Rossi, Portfolio Manager

o     Head of Global Equities.

o     Managed the Fund since 2003.

o     Joined Threadneedle in 1997 as head of Latin American equities.

o     Began investment career in 1986.

o     MBA, City University, London.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

50P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND

OBJECTIVE

The Fund seeks capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, will hold both growth and value companies and at times may favor one more than the other based on available opportunities.

When optimizing for growth, the investment manager invests in companies it believes to have above-average long-term growth potential, or technological superiority, and it selects investments based, among other factors, on:

      o     Effective management.

      o     Financial strength.

      o     Competitive market or product position.

      o     Technological advantage relative to other companies.

When optimizing for value, the investment manager invests in companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation, and it selects investments based, among other factors, on:

o Identifying a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

o     Identifying stocks that are undervalued:


      o because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market;

      o because one or more of their valuation ratios are low relative to historical levels for the stock;

      o because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers; or


      o because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell a security, the investment manager considers factors including, among others whether:

o     The security is overvalued relative to other potential investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o Potential losses, due to factors such as a market down-turn, can be minimized.

o     A more attractive opportunity has been identified.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  51P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

              RIVERSOURCE VP - LARGE CAP EQUITY FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+24.14%   +24.12%   +23.75%   -17.46%   -18.11%   -22.03%   +29.22%   +5.88%   +6.18%   +15.28%
-----------------------------------------------------------------------------------------------
  1997      1998      1999      2000      2001      2002      2003     2004     2005      2006

During the period shown in the bar chart, the highest return for a calendar quarter was +26.20% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -17.27% (quarter ended Sept. 30, 2001).


The Fund's year-to-date return at March 31, 2007 was +0.30%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                            1 YEAR    5 YEARS    10 YEARS
RiverSource VP - Large Cap Equity Fund                                      +15.28%    +5.48%     +5.34%
Russell 1000(R) Index (reflects no deduction for fees, expenses or taxes)   +15.46%    +6.82%     +8.64%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)           +15.79%    +6.19%     +8.42%
Lipper Large-Cap Core Funds Index                                           +13.39%    +5.00%     +7.27%

The Russell 1000(R) Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


------------------------------------------------------------------------------

52P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the Fund's day-to-day management are:

Robert Ewing, CFA, Portfolio Manager

o     Managed the Fund since 2004.

o     Joined RiverSource Investments in 2002.

o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

o     Began investment career in 1988.

o     BS, Boston College Carroll School of Management.

Nick Thakore, Portfolio Manager

o     Managed the Fund since 2004.

o     Joined RiverSource Investments in 2002.

o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

o     Began investment career in 1993.

o     MBA, Wharton School at University of Pennsylvania.

Mr. Thakore provides direct day-to-day management for approximately one-third of the portfolio optimizing for growth. Mr. Ewing provides direct day-to-day management for approximately one-third of the portfolio optimizing for value. Messrs. Ewing and Thakore coordinate day-to-day management of the remainder of the portfolio, allocating approximately one-third of the portfolio among a team of research analysts who select investments in their allocations based on the sectors that they cover. These allocations are generally consistent with the sector weightings of the S&P 500 Index, an unmanaged index of common stocks, but allocations may vary.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  53P

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities, such as preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, seeks to identify companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation. The investment manager selects investments for the Fund by:

o Seeking out a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

o     Identifying stocks that are undervalued:

      o because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

      o because one or more of their valuation ratios are low relative to historical levels for the stock,

      o because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers, or

      o because they are undervalued relative to their intrinsic value, as identified by the Fund's manager.

In deciding whether to sell a security, the investment manager considers whether:

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o     The security is overvalued relative to other potential investments.

o     A more attractive opportunity has been identified.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer may perform poorly, and, therefore, the value of its stock and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


------------------------------------------------------------------------------

54P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

               RIVERSOURCE VP - LARGE CAP VALUE FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                              +4.53%     +19.07%
                              ------------------
                               2005       2006


During the periods shown in the bar chart, the highest return for a calendar quarter was +7.55% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -1.11% (quarter ended March 31, 2005).

The Fund's year-to-date return as of March 31, 2007 was -0.05%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                                     1 YEAR   SINCE INCEPTION
RiverSource VP - Large Cap Value Fund                                                +19.07%     +11.61%(a)
Russell 1000(R) Value Index (reflects no deduction for fees, expenses or taxes)      +22.25%     +14.87%(b)
Lipper Large-Cap Value Funds Index                                                   +18.28%     +11.86%(b)


(a) Inception date is Feb. 4, 2004.

(b) Measurement period started Feb. 1, 2004.


The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Robert Ewing, CFA, Portfolio Manager

o     Managed the Fund since 2004.

o     Joined RiverSource Investments in 2002.

o     Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.

o     Began investment career in 1988.

o     BS, Boston College Carroll School of Management.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  55P

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND

OBJECTIVE

The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap(R) Growth Index (the Index). The market capitalization range of the companies included within the Index was $1.17 billion to $21.5 billion as of March 31, 2007. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses equity investments by, among other things:

o     Analyzing a company's:

      o     management's track record;

      o     financial strength;

      o growth potential (on average a company's expected ability to generate future earnings growth of at least 15% per year), and

      o     competitive market position.


o Identifying sectors with growth potential and weighting purchases in those sectors more heavily.


o Considering market trends and identifying opportunities within multiple industries that offer a desirable risk/reward trade-off for shareholders.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to alternative investments.

o The company has met the investment manager's earnings and/or growth expectations.

o Political, economic, or other events could affect the company's performance.

o The company or the security continues to meet the other standards described above.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in some instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.


------------------------------------------------------------------------------

56P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

               RIVERSOURCE VP - MID CAP GROWTH FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 -13.76%   +22.57%   +9.10%   +10.13%   -0.07%
-----------------------------------------------
   2002      2003     2004      2005     2006

During the period shown in the bar chart, the highest return for a calendar quarter was +12.45% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -13.46% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at March 31, 2007 was +3.88%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                 1 YEAR    5 YEARS   SINCE INCEPTION
RiverSource VP - Mid Cap Growth Fund                              -0.07%    +4.88%      +4.10%(a)
Russell Midcap(R) Growth Index
(reflects no deduction for fees, expenses or taxes)              +10.66%    +8.22%      +5.52%(b)
Lipper Mid-Cap Growth Funds Index                                +11.02%    +6.09%      +3.52%(b)


(a) Inception date is May 1, 2001.

(b) Measurement period started May 1, 2001.


The Russell Midcap(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:


John K. Schonberg, Portfolio Manager


o     Managed the Fund since 2006.

o     Equity Team Leader/Product Specialist and Interim Leader of Risk
      Management.

o     Joined RiverSource Investments in 1997.

o     Began investment career in 1988.

o     BS, University of Nebraska.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  57P

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index. At March 31, 2007, the range of the Index was between

$1.17 billion and $21.8 billion. The market capitalization range of the Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses equity investments by seeking to:

o Select companies that are undervalued based on a variety of measures, such as price/earnings ratio, price/book ratio, current and projected earnings, current and projected dividends, and historic price levels.

o     Identify companies with growth potential based on:


      o     effective management, as demonstrated by overall performance, and

      o     financial strength.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to alternative investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o The company or the security continues to meet the other standards described above.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


------------------------------------------------------------------------------

58P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


                RIVERSOURCE VP - MID CAP VALUE FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                    +15.32%
                                   ---------
                                     2006

During the periods shown in the bar chart, the highest return for a calendar quarter was +8.38%. (quarter ended March 31, 2006) and the lowest return for a calendar quarter was -0.71%. (quarter ended Sept. 30, 2006).

The Fund's year-to-date return as of March 31, 2007 was +4.59%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                                       1 YEAR    SINCE INCEPTION
RiverSource VP - Mid Cap Value Fund                                                    +15.32%     +20.44%(a)
Russell Midcap(R) Value Index (reflects no deduction for fees, expenses or taxes)      +20.22%     +21.33%(b)
Lipper Mid-Cap Value Funds Index                                                       +15.66%     +17.96%(b)

(a) Inception date is May 2, 2005.

(b) Measurement period started May 1, 2005.

The Russell Midcap(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Value Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  59P

MANAGEMENT


Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

o     Managed the Fund since 2005.

o     Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

o     Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

o     Began investment career in 1984.

o     MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

o     Managed the Fund since 2005.

o     Joined RiverSource Investments in 1998 as a Senior Security Analyst.

o Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

o     Began investment career in 1981.

o     MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

o     Managed the Fund since 2005.

o     Joined RiverSource Investments in 2001 as a Security Analyst.

o Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

o     Began investment career in 1998.

o     MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Associate Portfolio Manager

o     Managed the Fund since 2006.

o     Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

o     Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

o     Began investment career in 1987.

o     MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

60P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of an index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment manager, RiverSource Investments, expects the correlation between the Fund and the S&P 500 to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.


The Fund normally will invest in all stocks in the S&P 500 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the S&P 500 when it believes it would be a cost efficient way of approximating the S&P 500 performance to do so, for example, in anticipation of a stock being added to the index.

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The investment manager will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's Board of Directors (Board) will consider alternative arrangements.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security continues to be included in the index.

o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

o A company's market weighting otherwise changes with respect to the index.

o Timing of cash flows in and out of the Fund require the investment manager to sell a security.

For more information on investment strategies and the index, please refer to the SAI. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore will rise and fall as the performance of the index rises and falls.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  61P

TRACKING ERROR RISK. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent ant timing of cash flows in and out of the Fund and changes in the index.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                RIVERSOURCE VP - S&P 500 INDEX FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

-12.46%   -22.42%   +27.99%   +10.27%   +4.40%   +15.27%
--------------------------------------------------------
  2001      2002      2003      2004     2005      2006

During the period shown in the bar chart, the highest return for a calendar quarter was +15.23% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -17.26% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at March 31, 2007 was +0.54%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                    1 YEAR    5 YEARS   SINCE INCEPTION
RiverSource VP - S&P 500 Index Fund                                 +15.27%    +5.67%      +0.59%(a)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)   +15.79%    +6.19%      +1.30%(b)
Lipper S&P 500 Objective Funds Index                                +15.55%    +5.91%      +1.02%(b)


(a) Inception date is May 1, 2000.

(b) Measurement period started May 1, 2000.


The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


------------------------------------------------------------------------------

62P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

David Factor, CFA, Portfolio Manager

o     Managed the Fund since 2001.

o     Joined RiverSource Investments in 1990.

o Began investment career in 1996, becoming a quantitative analyst in 1999.

o     BSB, University of Minnesota.

The SAI provides additional information about the portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  63P

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets are primarily invested in equity securities of mid cap companies as well as companies with larger and smaller market capitalizations. The Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Russell 3000(R) Value Index. At March 31, 2007, the range of the Index was between $81 million and $432.25 billion. The market capitalization range and the composition of the Russell 3000 Value Index are subject to change.

RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Systematic Financial Management, L.P. (Systematic) and WEDGE Capital Management L.L.P. (WEDGE) (the Subadvisers), which provide day-to-day management for the Fund.


SYSTEMATIC


Systematic's investment strategy originates with a quantitative screening of all companies (U.S. Equity, ADRs and foreign securities traded on U.S. markets) with market capitalization between $1 billion and $15 billion or the upper limit of the Russell MidCap(R) Value Index, which was $21.82 billion as of March 31, 2007. The companies are ranked by attractive valuation and a positive earnings catalyst. The screening process generates a research focus list of approximately 150 companies meriting rigorous fundamental analysis to confirm each stock's value and catalysts for appreciation.


Systematic will sell a stock when price appreciation causes the company valuation to expand to fair value, if other investment opportunities present more attractive prospects from a valuation and expected return basis, if analysis leads to an anticipated downward estimate revision, or in the less likely event of a reported negative earnings surprise.

WEDGE


Focusing on companies that meet their value and financial quality parameters, WEDGE employs comprehensive, qualitative and quantitative analysis, seeking stocks with unrecognized value. WEDGE uses two proprietary, fundamentally-based screening models, using publicly available data on all eligible companies. The fundamental value model identifies stocks with the greatest profit potential, based on projected earnings growth, earnings quality, dividend yields and forward price/earnings ratios. To avoid from investing in financially unsound companies, WEDGE then employs their financial quality model, which focuses on multiple earnings growth, profitability, leverage, and liquidity factors. Stocks are then ranked by both models for relative attractiveness. Analysts then identify those stocks with the greatest perceived profit potential. Areas of emphasis include independent earnings forecasts and financial statement analysis, an evaluation of free cash flow generation and return on invested capital, absolute and relative valuations, industry analysis and competitive positioning, management capabilities and incentives. Companies must be approved for purchase by the firm's Investment Policy Committee.


In order to capture profits, limit losses and ensure style consistency, WEDGE will sell a stock when fair valuation is reached, the original investment thesis for a stock materially deteriorates, an upgrade opportunity develops or the stock's fundamental value model ranking falls to a predetermined level.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


------------------------------------------------------------------------------

64P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                RIVERSOURCE VP - SELECT VALUE FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                              +0.50%     +15.82%
                            ----------------------
                               2005        2006


During the periods shown in the bar chart, the highest return for a calendar quarter was +7.23% (quarter ended March 31, 2006) and the lowest return for a calendar quarter was -1.75% (quarter ended March 31, 2005).

The Fund's year-to-date return as of March 31, 2007 was +5.83%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                                  1 YEAR   SINCE INCEPTION
RiverSource VP - Select Value Fund                                                +15.82%     +10.02%(a)
Russell 3000(R) Value Index (reflects no deduction for fees, expenses or taxes)   +22.34%     +14.92%(b)
Lipper Multi-Cap Value Funds Index                                                +17.07%     +12.25%(b)


(a) Inception date is Feb. 4, 2004.

(b) Measurement period started Feb. 1, 2004.


The Russell 3000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Multi-Cap Value Funds Index includes the 30 largest multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  65P

MANAGEMENT

RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board. RiverSource Investments, subject to Board approval, decides the proportion of Fund's assets to be managed by each Subadviser and may change these proportions at any time.

The Subadvisers manage the Fund's assets based upon their experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

SYSTEMATIC

Systematic, which has served as Subadviser to the Fund since September 2006, is located at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey. Systematic, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The team of portfolio managers responsible for the day-to-day management of the portion of the Fund managed by Systematic consists of:

Ronald M. Mushock, CFA, Portfolio Manager

Ron is a partner in the firm and has lead portfolio management responsibility for all mid and small/mid cap portfolios. Additionally, Ron maintains analyst responsibilities within selected economic sectors.

Ron began his career as a quantitative equity analyst with Abel/Noser Corporation, where he specialized in low P/E - Earnings Surprise research. As a financial applications specialist with CSK Software, he developed skills in investment analytics, risk management and technical analysis. Prior to joining Systematic, Ron was an equity analyst with Standard and Poor's Equity Group, where he provided fundamental research coverage for a diverse group of companies spanning a wide range of economic sectors and industries.

Ron is a Chartered Financial Analyst, a member of the Association for Investment Management and Research (AIMR) and a member of the New York Society of Security Analysts (NYSSA). Ron received an M.B.A. in finance and international business from New York University's Stern School of Business, and graduated Summa Cum Laude from Seton Hall University with a B.S. in finance.

D. Kevin McCreesh, CFA, Chief Investment Officer

Kevin is a partner in the firm, and as Chief Investment Officer, has oversight responsibilities for all client portfolios. Although Kevin joined Systematic in 1996, he has been actively involved with Systematic's investment discipline since 1990, as he worked with Joe Joshi at Mitchell Hutchins.

Kevin began his investment career as an analyst in the financial planning and analysis department of IBM's semiconductor manufacturing division. As a senior analyst in Paine Webber's treasury department, and then as controller for Mitchell Hutchins Investment Advisory, Kevin further honed his research and analytical skills. Prior to joining Systematic, he served as equity portfolio manager at Mitchell Hutchins.

Kevin is a Chartered Financial Analyst and a member of the New York Society of Security Analysts (NYSSA). He has an M.B.A. in financial management from Drexel University and a B.S. in geology from the University of Delaware.


------------------------------------------------------------------------------

66P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

WEDGE

WEDGE, which has served as Subadviser to the Fund since September 2006, is located at 301 South College Street, Suite 2900, Charlotte, North Carolina. WEDGE, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The team of portfolio managers responsible for the day-to-day management of the portion of the Fund managed by WEDGE consists of:


R. Michael James, General Partner, has thirty-three years of investment experience and is responsible for portfolio management and client service. Prior to forming WEDGE in 1984, Mike was Director of Fixed Income and Securities Trading at First Union National Bank in Charlotte, where he supervised all fixed income portfolios and managed the commingled fixed income funds. He formerly held senior investment and trust management positions with another North Carolina bank. Mike is a graduate of Louisiana State University's School of Banking of the South and received his Bachelor of Arts degree from Wofford College.

Peter F. Bridge, General Partner, has twenty-five years of investment experience and is responsible for portfolio management and client service. Prior to joining WEDGE in 1997, Pete was a Principal and Fixed Income Partner with Barrow, Hanley, Mewhinney & Strauss, Inc. in Dallas, Texas. Pete also served as a consultant to institutional investment managers while employed by SEI Corporation. Pete received a Bachelor of Arts degree in Economics from the University of Arkansas and his Master of Business Administration from Southern Methodist University.

Paul M. VeZolles, CFA, General Partner, has twenty-one years of investment experience and is responsible for equity research on companies with market capitalizations between $1.0 billion and $15.0 billion. Prior to joining WEDGE in 1995, Paul was an Equity Analyst at Palley-Needelman Asset Management in Newport Beach, California, and an Equity Analyst with CMB Investment Counselors in Los Angeles. Paul received his Bachelor of Arts degree in Economics from Indiana University and his Master of Arts in Economics from DePaul University.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  67P

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Shareholders will be given at least 60 days' notice of any change in the 80% policy. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may also invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

o     Reviewing credit characteristics and the interest rate outlook.

o Identifying and buying securities that are high quality or have similar qualities, in the investment manager's opinion, even though they are not rated or have been given a lower rating by a rating agency.


Under normal market conditions, the Fund will maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to alternative investments.

o     The investment manager wishes to lock-in profits.

o     Changes in the interest rate or economic outlook.

o     The investment manager identifies a more attractive opportunity.


The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.



------------------------------------------------------------------------------

68P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.


PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  69P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

       RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+8.47%   +6.29%    +5.83%    +1.52%    +0.85%    +1.58%    +3.84%
-----------------------------------------------------------------
 2000     2001      2002      2003      2004      2005      2006

During the period shown in the bar chart, the highest return for a calendar quarter was +3.25% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -1.14% (quarter ended June 30, 2004).


The Fund's year-to-date return at March 31, 2007 was +1.34%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                 1 YEAR   5 YEARS   SINCE INCEPTION
RiverSource VP - Short Duration U.S. Government Fund             +3.84%    +2.70%      +3.93%(a)
Lehman Brothers 1-3 Year Government Index
(reflects no deduction for fees, expenses or taxes)              +4.12%    +2.97%      +4.40%(b)
Lipper Short U.S. Government Funds Index                         +4.02%    +2.67%      +3.98%(b)


(a) Inception date is Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.


The Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


------------------------------------------------------------------------------

70P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Scott Kirby, Portfolio Manager

o     Began managing the Fund in 2001.

o     Leader of the structured assets sector team.

o Employed by RiverSource Investments from 1979 to 1985 and from 1987 to present.

o     Began investment career in 1979.

o     MBA, University of Minnesota.

Jamie Jackson, CFA, Portfolio Manager

o     Began managing the Fund in 2003.

o     Leader of the liquid assets sector team.

o     Joined RiverSource Investments in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o     Began investment career in 1988.

o     MBA, Marquette University.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  71P

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the subadviser, Kenwood Capital Management LLC (Kenwood or the Subadviser), an indirect subsidiary of Ameriprise Financial, Inc., which provides day-to-day management of the Fund. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks across a wide range of industries.

KENWOOD

Kenwood buys stocks based on a largely quantitative analysis of valuation and earnings. This selection discipline favors companies that exhibit:

o Attractive valuations, based on measures such as the ratio of stock price to company earnings or free cash flow per share.

o Improving earnings, based on trends in analysts' estimates or earnings that were better than expected.

Kenwood will normally sell a stock holding if:

o     The stock becomes expensive relative to other stocks in the sector.

o     The company's financial performance fails to meet expectations.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weight placed on each factor, and changing sources of market returns, among others. There can be no assurance that this methodology will enable the Fund to achieve its objective.



------------------------------------------------------------------------------

72P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


             RIVERSOURCE VP - SMALL CAP ADVANTAGE FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+4.16%   -6.53%   -17.06    +47.85%   +18.54%   +4.83%    +11.69%
-----------------------------------------------------------------
 2000     2001      2002      2003      2004      2005      2006

During the period shown in the bar chart, the highest return for a calendar quarter was +22.00% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -19.29% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at March 31, 2007 was +1.32%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                                        1 YEAR      5 YEARS     SINCE INCEPTION
RiverSource VP - Small Cap Advantage Fund                                               +11.69%     +11.22%        +9.03%(a)
Russell 2000(R) Index (reflects no deduction for fees, expenses or taxes)               +18.37%     +11.39%       +10.17%(b)
Lipper Small-Cap Core Funds Index                                                       +13.70%     +10.50%       +11.80%(b)


(a) Inception date is Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.


The Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  73P

MANAGEMENT

RiverSource Investments selects, contracts with and compensates the Subadviser to manage the investments of the Fund's assets. RiverSource Investments monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of Kenwood, and reports periodically to the Board. The Subadviser manages the Fund's assets based upon its experience in managing portfolios with investment goals and strategies substantially similar to those of the Fund.

KENWOOD

Kenwood, Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, Minnesota 55402, is an indirect subsidiary of Ameriprise Financial, Inc. The portfolio managers responsible for the day-to-day management of the Fund are:

Jake Hurwitz, CFA, Portfolio Manager

o     Managed the Fund since 1999.

o     Principal of Kenwood Capital Management LLC, since 1998.


o Senior Vice President and Senior Portfolio Manager, Travelers Investment Management Company, 1991 to 1998.


o     Began investment career in 1979.

o     MA, University of California; MBA, New York University.

Kent Kelley, CFA, Portfolio Manager

o     Managed the Fund since 1999.

o     Principal of Kenwood Capital Management LLC, since 1998.


o Chief Executive Officer, Travelers Investment Management Company, 1995 to 1998.


o     Began investment career in 1978.

o     MA, Yale University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

74P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. Small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000(R) Value Index. At March 31, 2007, the range of the Russell 2000 Value Index was between $81 million and $3.76 billion. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Donald Smith & Co., Inc. (Donald Smith), Franklin Portfolio Associates LLC (Franklin Portfolio Associates), Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley) and River Road Asset Management, LLC (River Road) (the Subadvisers), which provide day-to-day management for the Fund. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.


In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small companies that it believes are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000 Value Index, the Fund may hold or buy stock in a company that is not included in the Russell 2000 Value Index.


DONALD SMITH


Donald Smith employs a strict bottom-up approach that seeks to invest in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book value ratios and with a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research.


Donald Smith will sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

FRANKLIN PORTFOLIO ASSOCIATES

Franklin Portfolio Associates' investment process is predicated on the belief that it can consistently differentiate between undervalued and overvalued securities. As a result, Franklin Portfolio Associates emphasizes stock selection in the process and limits the over or under exposure to sectors and other factors. Franklin Portfolio Associates uses over 40 measures, including relative value, future value, fundamental momentum, long-term growth, price action and management signals, to determine a stock's attractiveness. As with any investment process, there is no assurance of success.

In order to make legitimate comparisons between stocks that have different characteristics such as industry, style and capitalization, Franklin Portfolio Associates applies a process called Peer Group Relativization to remove certain industry and style effects that can distort a fair comparison across a wide universe of securities. The individual measures are then blended together using a proprietary approach to determine a single score of attractiveness. Using this single score, Franklin Portfolio Associates will rank a universe of over 3,500 stocks from most attractive down to least attractive and group them into deciles. Decile #1 are stocks Franklin Portfolio Associates believes are the most undervalued in the marketplace and most likely to appreciate at a higher rate.

Stocks that fall below the median ranking are automatic sell candidates and the proceeds are reinvested in stocks from the top deciles in the ranking system.

BARROW, HANLEY

Barrow, Hanley uses a value-added proprietary research process to select small capitalization, low-expectation stocks. This process is directed toward the discovery of companies in which the value of the underlying business is significantly greater than the market price. This difference in the valuation is referred to as a "value gap." The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  75P

Barrow, Hanley screens a universe of roughly 1,600 companies that possess characteristics desired by Barrow, Hanley. The result is a "Prospect List" of approximately 150 companies on which the Barrow, Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow, Hanley's qualitative analysis. The assumptions and forecasts developed by Barrow, Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process -- the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow, Hanley will construct its portion of the Fund's portfolio from the bottom up, one security at a time. Portfolio holdings will average approximately 35 stocks with an average weighting of 3% to 5%.


RIVER ROAD

River Road selects stocks one at a time based solely on that stock's individual, fundamental merits. River Road's security analysis is conducted in-house and focuses on identifying the most attractive companies that best meet River Road's five critical stock characteristics. The first characteristic is that a security be priced at a discount to the assessment of the firm's Absolute Value. The second characteristic is an attractive business model. River Road seeks to invest in companies with sustainable, predictable, and understandable business models. The third characteristic is shareholder-oriented management. River Road seeks capable, honest management teams with proven experience and a willingness to assume a material stake in their business. Thus, River Road looks for management ownership, stock buybacks, accretive transactions, and dividend raises/initiations. The fourth characteristic is financial strength. River Road seeks companies with attractive cash flow, reasonable debt, and/or undervalued assets on the balance sheet, such as real estate, patents or license. The fifth characteristic River Road looks for is companies with limited Wall Street research coverage, as these stocks often have considerable discovery value and tend to exhibit lower relative volatility.

There are three general circumstances in which River Road will sell a security:

o Position size exceeds risk management guidelines (a holding will be sold when it achieves price target or becomes too large in the portfolio);

o Declining fundamentals (a stock will be sold if its fundamentals turn negative, and/or gives reason to believe it will not achieve River Road's expectations within an acceptable level of risk); and

o     Unacceptable losses accumulate.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. This Fund is designed for investors with above-average risk tolerance. Principal risks associated with an investment in the Fund include: ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer may perform poorly, and therefore the value of its stocks or bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.



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76P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

               RIVERSOURCE VP - SMALL CAP VALUE FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

-12.13%   +37.86%   +20.01%   +5.77%    +20.25%
-----------------------------------------------
  2002      2003      2004      2005      2006

During the period shown in the bar chart, the highest return for a calendar quarter was +18.76% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -21.23% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at March 31, 2007 was +3.39%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)

                                                                                  1 YEAR    5 YEARS   SINCE INCEPTION
RiverSource VP - Small Cap Value Fund                                             +20.25%   +13.08%     +13.53%(a)
Russell 2000(R) Value Index (reflects no deduction for fees, expenses or taxes)   +23.48%   +15.37%     +15.16%(b)
Lipper Small-Cap Value Funds Index                                                +17.13%   +14.75%     +14.59%(b)


(a) Inception date is Aug. 14, 2001.

(b) Measurement period started Sept. 1, 2001.


The Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  77P

MANAGEMENT

RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board. RiverSource Investments, subject to Board approval, decides the proportion of Fund's assets to be managed by each Subadviser and may change these proportions at any time.

The Subadvisers manage a portion of the Fund's assets based upon their respective experience in managing funds with investment goals and strategies substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with RiverSource Investments' determination of the allocation that is in the best interests of the Fund's shareholders.

DONALD SMITH

Donald Smith, which has served as Subadviser to the Fund since March 2004, is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows portfolio managers to conduct focused, detailed fundamental analysis of companies they invest in. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Donald Smith are:

o Donald G. Smith, Chief Investment Officer. Mr. Smith has been with Donald Smith since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Mr. Smith accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Mr. Smith received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.

o Richard L. Greenberg, CFA, Senior Portfolio Manager and Director of Research. Mr. Greenberg has been with Donald Smith since 1981. Mr. Greenberg began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Mr. Greenberg graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

FRANKLIN PORTFOLIO ASSOCIATES


Franklin Portfolio Associates, which has served as Subadviser to the Fund since March 2004, is located at One Boston Place, 34th Floor, Boston, Massachusetts. Franklin Portfolio Associates, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Franklin Portfolio Associates are:


o John S. Cone, CFA, Chief Executive Officer, President and Portfolio Manager. Mr. Cone received a BA in economics from Rice University and a MS from Krannert Graduate School of Management at Purdue University where he was honored as a Krannert Associates Fellow. Mr. Cone has an extensive background in computer modeling and quantitative methods. He is a member of the Boston Security Analyst Society, Chicago Quantitative Alliance, and the Q Group. Additionally, he is on the Advisory Board of the Center for Computational Finance and Economic Systems at Rice University.

o Michael F. Dunn, CFA. Mr. Dunn received a BS in mathematics and linguistics from Yale University. Prior to joining Franklin Portfolio Associates, he was responsible for quantitative research and development at Wellington Management Company and previously managed domestic index and derivative portfolios internally for the IBM Retirement Fund.

o Oliver E. Buckley, Chief Investment Officer. Mr. Buckley received a BS degree in mathematical sciences and an MS in engineering-economic systems both from Stanford University. He received an MBA from the University of California at Berkeley. Prior to joining Franklin Portfolio Associates, Oliver was responsible for research in the Structured Products Group at INVESCO. He also previously served as a portfolio manager at Martingale Asset Management and spent five years at BARRA as the manager of Equity Consulting Services.

o Kristin J. Crawford. Ms. Crawford received a BA in computer science and mathematics from Smith College and an Executive MBA from Suffolk University. Before joining Franklin Portfolio Associates, Kristin was Project Leader for equity development at Standish, Ayer & Wood, and was previously a software developer at The Boston Company Asset Management.

o Langton (Tony) C. Garvin, CFA, Senior Vice President and Portfolio Manager. Mr. Garvin holds his BS from the Skidmore College and an MA from the University of Massachusetts. He also completed postgraduate coursework at the Massachusetts Institute of Technology. He joined Franklin Portfolio Associates in 2004. Prior to joining Franklin Portfolio Associates, he was a portfolio manager at Batterymarch Financial Management. He also previously served as portfolio manager and quantitative analyst at Grantham, Mayo, Van Otterloo and Company and was a consultant at Independence Investment Associates and held responsibilities related to data analysis at Nichols Research Corporation. Mr. Garvin belongs to the Boston Security Analysts Society.


------------------------------------------------------------------------------

78P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

o Patrick M. Slattery, CFA, Vice President/Portfolio Manager. Mr. Slattery received his BA in biology, BS in economics, and MSE in computer science from the University of Pennsylvania. Prior to joining Franklin Portfolio Associates, he was a Senior Vice President at Independence Investment LLC where he was a portfolio manager and quantitative researcher. At Independence he gained extensive experience in the design, development, and maintenance of the technical infrastructure and software applications used to support quantitative research and portfolio management. Mr. Slattery also has software development and application expertise from his time with Edgewater Technology, Inc. and Bachman Information Systems, Inc. He is currently a member of the Boston Security Analysts Society.

BARROW, HANLEY

Barrow, Hanley, which has served as Subadviser to the Fund since March 2004, is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas. Barrow, Hanley, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Barrow, Hanley is an independently-operated subsidiary of Old Mutual Asset Management (US) group of companies. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Barrow, Hanley are:


o James S. McClure, CFA and Portfolio Manager. Mr. McClure joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 35 years of experience managing small cap portfolios. Mr. McClure has a BA and an MBA from the University of Texas.

o John P. Harloe, CFA and Portfolio Manager. Mr. Harloe joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 31 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.


RIVER ROAD

River Road, which has served as Subadviser to the Fund since April 2006, is located at 462 South Fourth Street, Suite 1600, Louisville, Kentucky. River Road, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to River Road are:


o James C. Shircliff, CFA, Chief Executive Officer, Chief Investment Officer. Mr. Shircliff serves as lead portfolio manager for River Road's Small Cap Value and Equity Income Portfolios. Prior to co-founding River Road, Mr. Shircliff served as EVP, Portfolio Manager and Director of Research for SMC Capital, Inc. Mr. Shircliff has more than 34 years of investment management experience. He started his career in 1973 as a research analyst for First Kentucky Trust, where he later served as Director of Research. In 1983, he joined Oppenheimer Management Company as a special situations analyst and, later, Portfolio Manager for Oppenheimer's Target Fund. In 1986, Mr. Shircliff joined Southeastern Asset Management (Longleaf Funds) as Partner, Portfolio Manager and Director of Research. In 1997, he joined SMC Capital, Inc. where he launched River Road's Small Cap Value and Dynamic Equity Income Portfolios. Mr. Shircliff received his BS in finance from the University of Louisville.


o R. Andrew Beck, President, Senior Portfolio Manager. Mr. Beck serves as President of River Road, where he is responsible for managing the firm's day-to-day operations. Mr. Beck serves as portfolio co-manager for River Road's Small Cap Value Portfolio. Prior to co-founding River Road, Mr. Beck served as senior research analyst and later, SVP and Portfolio Manager for SMC Capital, Inc. Prior to joining SMC Capital, Inc., he held senior-level positions in the manufacturing and media industries. Mr. Beck received his BS in finance from the University of Louisville and his MBA from the F.W. Olin School at Babson College.


o Henry W. Sanders, CFA, Senior Portfolio Manager. Mr. Sanders serves as Senior Portfolio Manager for River Road. In this role, Mr. Sanders is responsible for Co-Managing the firm's Small Cap Value and Equity Income portfolios. Mr. Sanders has 18 years of investment management experience. Prior to co-founding River Road Asset Management, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth SMC. Mr. Sanders has also formerly served as President of Bridges Capital Management, Vice President of PRIMCO Capital Management, and adjunct Professor Finance and Economics at Bellarmine University. Mr. Sanders earned the Chartered Financial Analyst designation (CFA) in 1992. He received his B.A. in Business Administration from Bellarmine University and MBA from Boston College.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


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RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  79P

FEES AND EXPENSES

Because the Funds are the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.


The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund. This summary does not reflect any fees or sales charges imposed by your annuity contract or life insurance policy. Expenses are based on the Fund's most recent fiscal year.


ANNUAL FUND OPERATING EXPENSES


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

                                                             MANAGEMENT     DISTRIBUTION        OTHER
FUND                                                           FEES(a)     (12B-1) FEES(b)   EXPENSES(c)   TOTAL

RiverSource VP - Balanced Fund                                0.56%(j)          0.13%           0.15%       0.84%
RiverSource VP - Cash Management Fund                         0.33%             0.13%           0.14%       0.60%
RiverSource VP - Core Bond Fund                               0.48%             0.13%           0.32%       0.93%
RiverSource VP - Diversified Bond Fund                        0.46%             0.13%           0.15%       0.74%
RiverSource VP - Diversified Equity Income Fund               0.64%(j)          0.13%           0.14%       0.91%
RiverSource VP - Emerging Markets Fund(d)                     1.13%(j)          0.13%           0.25%       1.51%
RiverSource VP - Fundamental Value Fund(e)                    0.72%(i)          0.13%           0.17%       1.02%
RiverSource VP - Global Bond Fund                             0.70%             0.13%           0.17%       1.00%
RiverSource VP - Global Inflation Protected Securities Fund   0.44%             0.13%           0.15%       0.72%
RiverSource VP - Growth Fund                                  0.71%(j)          0.13%           0.17%       1.01%
RiverSource VP - High Yield Bond Fund                         0.59%             0.13%           0.16%       0.88%
RiverSource VP - Income Opportunities Fund                    0.61%             0.13%           0.16%       0.90%
RiverSource VP - International Opportunity Fund(d)            0.76%(j)          0.13%           0.19%       1.08%
RiverSource VP - Large Cap Equity Fund                        0.57%(j)          0.13%           0.13%       0.83%
RiverSource VP - Large Cap Value Fund                         0.60%             0.13%           0.50%       1.23%
RiverSource VP - Mid Cap Growth Fund                          0.60%(i)          0.13%           0.15%       0.88%
RiverSource VP - Mid Cap Value Fund                           0.72%(j)          0.13%           0.22%       1.07%
RiverSource VP - S&P 500 Index Fund                           0.22%             0.13%           0.16%       0.51%
RiverSource VP - Select Value Fund(f)                         0.72%(i)          0.13%           0.37%       1.22%
RiverSource VP - Short Duration U.S. Government Fund          0.48%             0.13%           0.16%       0.77%
RiverSource VP - Small Cap Advantage Fund(g)                  0.72%(i)          0.13%           0.23%       1.08%
RiverSource VP - Small Cap Value Fund(h)                      1.00%(j)          0.13%           0.19%       1.32%


                                                              FEE WAIVER/EXPENSE     NET
FUND                                                           REIMBURSEMENT(k)    EXPENSES
RiverSource VP - Balanced Fund                                       0.00%           0.84%
RiverSource VP - Cash Management Fund                                0.00%           0.60%
RiverSource VP - Core Bond Fund                                      0.10%           0.83%
RiverSource VP - Diversified Bond Fund                               0.00%           0.74%
RiverSource VP - Diversified Equity Income Fund                      0.00%           0.91%
RiverSource VP - Emerging Markets Fund(d)                            0.00%           1.51%
RiverSource VP - Fundamental Value Fund(e)                           0.00%           1.02%
RiverSource VP - Global Bond Fund                                    0.00%           1.00%
RiverSource VP - Global Inflation Protected Securities Fund          0.00%           0.72%
RiverSource VP - Growth Fund                                         0.00%           1.01%
RiverSource VP - High Yield Bond Fund                                0.00%           0.88%
RiverSource VP - Income Opportunities Fund                           0.00%           0.90%
RiverSource VP - International Opportunity Fund(d)                   0.00%           1.08%
RiverSource VP - Large Cap Equity Fund                               0.00%           0.83%
RiverSource VP - Large Cap Value Fund                                0.18%           1.05%
RiverSource VP - Mid Cap Growth Fund                                 0.00%           0.88%
RiverSource VP - Mid Cap Value Fund                                  0.00%           1.07%
RiverSource VP - S&P 500 Index Fund                                  0.01%           0.50%
RiverSource VP - Select Value Fund(f)                                0.28%           0.94%
RiverSource VP - Short Duration U.S. Government Fund                 0.00%           0.77%
RiverSource VP - Small Cap Advantage Fund(g)                         0.00%           1.08%
RiverSource VP - Small Cap Value Fund(h)                             0.07%           1.25%


(a)   The Fund pays RiverSource Investments a fee for managing its assets.

(b)   The Fund has adopted a plan under Rule 12b-1 of the Investment Company
      Act of 1940. The Fund pays RiverSource Distributors, Inc. an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses. Other expenses, except for RiverSource VP - Cash Management Fund, may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(d) RiverSource Investments pays Threadneedle a fee for sub-investment advisory services. Threadneedle (60 St. Mary Axe, London EC3A 8OQ,
      England) is an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.

(e) RiverSource Investments pays Davis a fee for sub-investment advisory services.


(f) RiverSource Investments pays Systematic and WEDGE a fee for sub-investment advisory services.


(g) RiverSource Investments pays Kenwood a fee for sub-investment advisory services. Kenwood (Accenture Tower at Metropolitan Centre, Suite 2330,
      333 South 7th Street, Minneapolis, MN 55402) is an indirect subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource
      Investments.

(h)   RiverSource Investments pays Donald Smith, Franklin Portfolio
      Associates, Barrow, Hanley and River Road a fee for sub-investment advisory services.


(i) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource VP - Fundamental
      Value Fund, 0.10% for RiverSource VP - Mid Cap Growth Fund, 0.06% for
      RiverSource VP - Select Value Fund and 0.07% for RiverSource VP - Small
      Cap Advantage Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Value Funds Index for RiverSource VP
      - Fundamental Value Fund; the Lipper Mid-Cap Growth Funds Index for
      RiverSource VP - Mid Cap Growth Fund; the Lipper Multi-Cap Value Funds
      Index for RiverSource VP - Select Value Fund and the Lipper Small-Cap
      Core Funds Index for RiverSource VP - Small Cap Advantage Fund.


------------------------------------------------------------------------------

80P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS


(j) Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource VP - Balanced Fund, 0.07% for RiverSource VP - Diversified Equity Income Fund, 0.04% for
      RiverSource VP - Emerging Markets Fund, 0.11% for RiverSource VP -
      Growth Fund, 0.01% for RiverSource VP - International Opportunity Fund,
      0.01% for RiverSource VP - Large Cap Equity Fund, 0.02% for RiverSource
      VP - Mid Cap Value Fund and 0.05% for RiverSource VP - Small Cap Value
      Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Balanced Funds Index for RiverSource VP - Balanced Fund; the
      Lipper Equity Income Funds Index for RiverSource VP - Diversified Equity
      Income Fund; the Lipper Emerging Markets Funds Index for RiverSource VP
      - Emerging Markets Fund; the Lipper Large-Cap Growth Funds Index for
      RiverSource VP - Growth Fund; the Lipper International Large-Cap Core
      Funds Index for RiverSource VP - International Opportunity Fund; the
      Lipper Large-Cap Core Funds Index for RiverSource VP - Large Cap Equity
      Fund; the Lipper Mid-Cap Value Funds Index for RiverSource VP - Mid Cap
      Value Fund and the Lipper Small-Cap Value Funds Index for RiverSource VP
      - Small Cap Value Fund.

(k) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.83% for RiverSource VP - Core Bond Fund, 1.07% for
      RiverSource VP - Fundamental Value Fund, 0.72% for RiverSource VP -
      Global Inflation Protected Securities Fund, 0.99% for RiverSource VP -
      Income Opportunities Fund, 1.05% for RiverSource VP - Large Cap Value
      Fund, 1.00% for RiverSource VP - Mid Cap Growth Fund, 1.08% for
      RiverSource VP - Mid Cap Value Fund, 0.495% for RiverSource VP - S&P 500
      Index Fund, 1.00% for RiverSource VP - Select Value Fund and 1.20% for
      RiverSource VP - Small Cap Value Fund.


EXAMPLE

THIS EXAMPLE ASSUMES THAT YOU INVEST $10,000 TO A SUBACCOUNT THAT INVESTS IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR UNITS AT THE END OF THOSE PERIODS. THIS EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

FUND                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS

RiverSource VP - Balanced Fund                                $   86   $   268   $   467   $  1,041
RiverSource VP - Cash Management Fund                         $   61   $   192   $   335   $    753
RiverSource VP - Core Bond Fund                               $   85   $   287   $   506   $  1,138
RiverSource VP - Diversified Bond Fund                        $   76   $   237   $   412   $    922
RiverSource VP - Diversified Equity Income Fund               $   93   $   290   $   505   $  1,124
RiverSource VP - Emerging Markets Fund                        $  154   $   477   $   825   $  1,807
RiverSource VP - Fundamental Value Fund                       $  104   $   325   $   564   $  1,252
RiverSource VP - Global Bond Fund                             $  102   $   319   $   553   $  1,229
RiverSource VP - Global Inflation Protected Securities Fund   $   74   $   230   $   401   $    898
RiverSource VP - Growth Fund                                  $  103   $   322   $   559   $  1,241
RiverSource VP - High Yield Bond Fund                         $   90   $   281   $   488   $  1,089
RiverSource VP - Income Opportunities Fund                    $   92   $   287   $   499   $  1,112
RiverSource VP - International Opportunity Fund               $  110   $   344   $   596   $  1,322
RiverSource VP - Large Cap Equity Fund                        $   85   $   265   $   461   $  1,029
RiverSource VP - Large Cap Value Fund                         $  107   $   373   $   659   $  1,478
RiverSource VP - Mid Cap Growth Fund                          $   90   $   281   $   488   $  1,089
RiverSource VP - Mid Cap Value Fund                           $  109   $   341   $   591   $  1,310
RiverSource VP - S&P 500 Index Fund                           $   51   $   163   $   285   $    643
RiverSource VP - Select Value Fund                            $   96   $   360   $   644   $  1,458
RiverSource VP - Short Duration U.S. Government Fund          $   79   $   246   $   429   $    958
RiverSource VP - Small Cap Advantage Fund                     $  110   $   344   $   596   $  1,322
RiverSource VP - Small Cap Value Fund                         $  127   $   412   $   718   $  1,589

THIS EXAMPLE DOES NOT REPRESENT ACTUAL EXPENSES, PAST OR FUTURE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


THIS EXAMPLE DOES NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD INCREASE EXPENSES FOR ALL PERIODS SHOWN.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  81P

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, a Fund may utilize investment strategies that are not principal strategies, including investment in affiliated and non-affiliated investment vehicles (including mutual funds and exchange traded funds (ETFs) also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that a Fund may use, see the Fund's SAI and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, a Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in the subadviser(s) may result in increased portfolio turnover, which increase may be substantial, as the new subadviser(s) realign the portfolio, or if the subadviser(s) trade(s) portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Funds' historical portfolio turnover rates, which measures how frequently a Fund buys and sells investments from year-to-year, are shown in the "Financial Highlights."


Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Manager of Managers Exemption" under "Additional Management Information." The date the current Subadviser(s) began serving the Fund is set forth in the Fund's "Management" section under the background of the firm. Performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the "Financial Highlights" applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."


Securities Transaction Commissions. Securities transactions involve the payment by a Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services, and the brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.


Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


------------------------------------------------------------------------------

82P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement) the fee for the most recent fiscal period based on the Fund's average daily net assets was the following:

                                                                     MANAGEMENT FEE FOR
FUND                                                          FISCAL PERIOD ENDED DEC. 31, 2006
RiverSource VP - Balanced Fund                                             0.56%
RiverSource VP - Cash Management Fund                                      0.33%
RiverSource VP - Core Bond Fund                                            0.48%
RiverSource VP - Diversified Bond Fund                                     0.46%
RiverSource VP - Diversified Equity Income Fund                            0.64%
RiverSource VP - Emerging Markets Fund                                     1.13%
RiverSource VP - Fundamental Value Fund                                    0.72%
RiverSource VP - Global Bond Fund                                          0.70%
RiverSource VP - Global Inflation Protected Securities Fund                0.44%
RiverSource VP - Growth Fund                                               0.71%
RiverSource VP - High Yield Bond Fund                                      0.59%
RiverSource VP - Income Opportunities Fund                                 0.61%
RiverSource VP - International Opportunity Fund                            0.76%
RiverSource VP - Large Cap Equity Fund                                     0.57%
RiverSource VP - Large Cap Value Fund                                      0.60%
RiverSource VP - Mid Cap Growth Fund                                       0.60%
RiverSource VP - Mid Cap Value Fund                                        0.72%
RiverSource VP - S&P 500 Index Fund                                        0.22%
RiverSource VP - Select Value Fund                                         0.72%
RiverSource VP - Short Duration U.S. Government Fund                       0.48%
RiverSource VP - Small Cap Advantage Fund                                  0.72%
RiverSource VP - Small Cap Value Fund                                      1.00%



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  83P

For RiverSource VP - Balanced Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Emerging Markets Fund, RiverSource VP - Fundamental Value Fund, RiverSource VP - Growth Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP - Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - Select Value Fund, RiverSource VP - Small Cap Advantage Fund and RiverSource VP - Small Cap Value Fund the management fee includes an adjustment computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper, Inc. See the expense table under "Fees and Expenses" for the Fund's corresponding Lipper Index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment. In certain circumstances, the Fund's Board may approve a change in the Lipper Index. For RiverSource VP -Diversified Equity Income Fund, RiverSource VP - Emerging Markets Fund, RiverSource VP - Fundamental Value Fund, RiverSource VP - Growth Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP -Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - Select Value Fund, RiverSource VP - Small Cap Advantage Fund and RiverSource VP - Small Cap Value Fund the maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. For RiverSource VP - Balanced Fund the maximum adjustment (increase or decrease) is 0.08% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


ADDITIONAL SERVICES AND COMPENSATION

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the RiverSource variable portfolio funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource variable portfolio funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services for the RiverSource variable portfolio funds. In addition, Ameriprise Trust Company is paid for certain transaction fees and out of pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


Distribution Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource variable portfolio funds. Under the Distribution Agreement and related distribution plan(s), the distributor receives distribution and servicing fees. The distributor uses these fees to either pay financial advisors and/or to support its distribution and servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth in the SAI.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource variable portfolio funds pay the transfer agent a fee as set forth in the SAI and reimburse the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to the distributor or other intermediaries that provide sub-transfer agent and other services to Fund shareholders and contract owners.


The SAI provides additional information about the services provided for the agreements set forth above.


PAYMENTS TO RIVERSOURCE LIFE INSURANCE COMPANY AND RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

Currently, the RiverSource variable portfolio funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). Within Ameriprise Financial, Inc., the Companies are allocated resources, including revenue earned by RiverSource Investments and its affiliates for providing investment management and other services to the RiverSource variable portfolio funds, as a result of including these funds in the products. These products may also include unaffiliated mutual funds as investment options, and the Companies receive payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. The amount of payment from an unaffiliated fund or allocation from affiliates resources varies, and may be significant. The amount of the payment or allocation the Companies receive from a fund may create an incentive for the Companies and may influence their decision regarding which funds to include in a product. These arrangements are sometimes are referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by the Companies. See the product prospectus for more information regarding these payments and allocations.



------------------------------------------------------------------------------

84P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

POTENTIAL CONFLICTS OF INTEREST


Shares of the Fund may serve as the underlying investments for both variable annuity and variable life insurance contracts of the Companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board of Directors of the Funds intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more of each Company's separate accounts might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.


ADDITIONAL MANAGEMENT INFORMATION

Manager of Manager Exemption. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before any of RiverSource VP - Cash Management Fund, RiverSource VP -Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - High Yield Bond Fund, or RiverSource VP -Short Duration U.S. Government Fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

Asset Allocation Program. The RiverSource Variable Portfolio Funds may be included as component funds in asset allocation programs (Programs). The Programs are available to owners of certain variable annuity contracts (contract owners), and, if available to you, is described in your annuity prospectus. Under the Programs, contract owners choose asset allocation model portfolios (model portfolios). Contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses as it raises cash for money flowing out of the component fund or to buy securities with money flowing into the component fund. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the component fund, and could adversely affect those contract owners who own the component fund but do not participate in the Program. Large flows resulting in increased transactional expenses could detract from the achievement of a component fund's investment objective during a period of rising market prices; conversely, a large cash position may reduce the magnitude of a component fund's loss in the event of falling market prices, and provide the component fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in Programs, if you invest in a component fund, you may be impacted if the component fund is included in one or more model portfolios.


Cash Reserves. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses. However, Short-Term Cash Fund is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.


Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  85P

BUYING AND SELLING SHARES

VALUING FUND SHARES


The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. RiverSource Variable Portfolio - Cash Management Fund's securities are valued at amortized costs. However, securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.


When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

MARKET TIMING

The Board of Directors has adopted a policy that the Fund will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading funds that invest in securities that trade on overseas securities markets in order to take advantage of inefficiencies in the fund's pricing of those securities (the change in values of such securities between the close of the overseas markets and the close of the U.S. markets). This type of short-term trading is sometimes referred to as "arbitrage" market timing. Market timing may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent the Fund has significant holdings in foreign securities, including emerging markets securities, small cap stocks and/or high yield bonds, the risks of market timing may be greater for the Fund than for other funds. The Fund is offered only through variable annuity contracts and life insurance policies, and shares of the Fund are held in affiliated insurance company subaccounts. Because insurance companies process contract and policyholder's Fund trades in the subaccounts on an omnibus basis, the Funds' Board of Directors has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.


------------------------------------------------------------------------------

86P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts and market timing policies and procedures.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.

DISTRIBUTIONS AND TAXES

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

REINVESTMENT

Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.


-----------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  87P

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE RETURNS DO NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD REDUCE TOTAL RETURN FOR ALL PERIODS SHOWN. THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.


RiverSource VP - Balanced Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                              PERIOD ENDED DEC. 31,             YEAR ENDED AUG. 31,
                                                                       2006(b)      2006      2005      2004      2003        2002
Net asset value, beginning of period                               $  15.44       $15.18    $14.17    $13.00    $12.32    $  15.30
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .13          .41       .35       .31       .31         .33
Net gains (losses) (both realized and unrealized)                      1.04          .72      1.02      1.17       .82       (1.88)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.17         1.13      1.37      1.48      1.13       (1.55)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.10)        (.41)     (.36)     (.31)     (.31)       (.34)
Distributions from realized gains                                      (.90)        (.46)       --        --      (.14)      (1.09)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (1.00)        (.87)     (.36)     (.31)     (.45)      (1.43)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  15.61       $15.44    $15.18    $14.17    $13.00    $  12.32
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                            $  2,071       $2,046    $2,437    $2,664    $2,416    $  2,709
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                    .84%(e)      .77%      .82%      .78%      .80%        .77%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      2.43%(e)     2.63%     2.34%     2.16%     2.48%       2.31%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                38%         130%      131%      133%      119%        103%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                        7.73%(g)     7.76%     9.68%    11.39%     9.40%     (10.91%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.

RiverSource VP - Cash Management Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                 PERIOD ENDED DEC. 31,         YEAR ENDED AUG. 31,
                                                                        2006(b)       2006      2005      2004     2003      2002
Net asset value, beginning of period                                   $  1.00       $ 1.00    $ 1.00    $ 1.00   $ 1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                               .02          .04       .02        --      .01        .02
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                      (.02)        (.04)     (.02)       --     (.01)      (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $  1.00       $ 1.00    $ 1.00    $ 1.00   $ 1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                $ 1,055       $  999    $  688    $  773   $  868    $ 1,123
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                           .60%(d)      .67%      .70%      .69%     .70%       .69%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets         4.66%(d)     4.01%     1.88%      .47%     .72%      1.61%
------------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                           1.54%(f)     4.01%     1.92%      .48%     .72%      1.59%
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)   Adjusted to an annual basis.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(f)   Not annualized.


------------------------------------------------------------------------------

88P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RiverSource VP - Core Bond Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                 PERIOD ENDED DEC. 31,         YEAR ENDED AUG. 31,
                                                                         2006(b)        2006         2005         2004(c)
Net asset value, beginning of period                                   $  9.77         $ 10.05      $ 10.01      $  9.98
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                               .14             .39          .31          .14
Net gains (losses) (both realized and unrealized)                          .04            (.26)         .04          .03
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           .18             .13          .35          .17
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                      (.14)           (.39)        (.31)        (.14)
Distributions from realized gains                                           --            (.02)          --           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                       (.14)           (.41)        (.31)        (.14)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $  9.81         $  9.77      $ 10.05      $ 10.01
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                $    66         $    63      $    58      $    36
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e),(f)                   .83%(g)         .86%         .95%         .95%(g)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets         4.28%(g)        3.97%        3.10%        2.33%(g)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  106%            319%         339%         221%
----------------------------------------------------------------------------------------------------------------------------
Total return(h)                                                           1.85%(i)        1.38%        3.64%        1.67%(i)
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.93% for the period ended Dec. 31, 2006 and 0.96%, 1.01% and 1.13% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.

(g)   Adjusted to an annual basis.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)   Not annualized.

RiverSource VP - Diversified Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                              PERIOD ENDED DEC. 31,               YEAR ENDED AUG. 31,
                                                                     2006(b)      2006       2005       2004       2003       2002
Net asset value, beginning of period                              $ 10.39       $ 10.66    $ 10.62    $ 10.40    $ 10.38    $ 10.61
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .16           .43        .39        .38        .44        .56
Net gains (losses) (both realized and unrealized)                     .08          (.27)       .06        .22        .02       (.23)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      .24           .16        .45        .60        .46        .33
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.16)         (.43)      (.41)      (.38)      (.44)      (.56)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 10.47       $ 10.39    $ 10.66    $ 10.62    $ 10.40    $ 10.38
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                           $ 2,745       $ 2,325    $ 1,824    $ 1,696    $ 1,765    $ 1,814
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                  .74%(e)       .80%       .82%       .81%       .81%       .80%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    4.57%(e)      4.15%      3.65%      3.60%      4.23%      5.41%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             109%          292%       293%       295%       251%       167%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                      2.32%(g)      1.58%      4.27%      5.84%      4.50%      3.20%
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  89P

RiverSource VP - Diversified Equity Income Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                          PERIOD ENDED DEC. 31,                  YEAR ENDED AUG. 31,
                                                                   2006(b)        2006       2005       2004       2003      2002
Net asset value, beginning of period                            $ 15.09         $ 13.83    $ 11.17    $  9.65    $  8.41   $ 10.20
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                        .07             .23        .20        .17        .17       .13
Net gains (losses) (both realized and unrealized)                  1.33            1.80       2.65       1.51       1.24     (1.75)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   1.40            2.03       2.85       1.68       1.41     (1.62)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income                               (.05)           (.22)      (.19)      (.16)      (.17)     (.13)
Distributions from realized gains                                  (.96)           (.55)        --         --         --      (.04)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (1.01)           (.77)      (.19)      (.16)      (.17)     (.17)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 15.48         $ 15.09    $ 13.83    $ 11.17    $  9.65   $  8.41
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                         $ 3,446         $ 2,877    $ 1,679    $   843    $   370   $   267
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                .91%(e)         .91%       .84%       .86%       .76%      .87%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                            1.39%(e)        1.61%      1.66%      1.77%      2.13%     1.59%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             5%             27%        25%        19%        39%       35%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                    9.37%(g)       15.19%     25.59%     17.53%     17.00%   (16.16%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.

RiverSource VP - Emerging Markets Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                       PERIOD ENDED DEC. 31,               YEAR ENDED AUG. 31,
                                                                2006(b)       2006      2005       2004        2003        2002
Net asset value, beginning of period                         $ 16.32         $13.14    $ 9.80     $ 8.44      $ 7.04      $ 6.68
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    (.02)           .09       .06        .09         .04         .02
Net gains (losses) (both realized and unrealized)               3.21           3.85      3.72       1.39        1.38         .34
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                3.19           3.94      3.78       1.48        1.42         .36
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income                              --           (.06)     (.06)      (.12)       (.02)         --
Distributions from realized gains                              (2.16)          (.70)     (.38)        --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            (2.16)          (.76)     (.44)      (.12)       (.02)         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 17.35         $16.32    $13.14     $ 9.80      $ 8.44      $ 7.04
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                      $   548         $  427    $  192     $   46      $   16      $   10
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)            1.51%(e)       1.54%     1.55%      1.61%(f)    1.75%(f)    1.68%(f)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                         (.36%)(e)       .68%      .58%       .65%        .67%        .31%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         46%           146%      120%       117%        191%        215%
------------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                                20.17%(h)      30.97%    39.60%     17.63%      20.25%       5.45%
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.67%, 2.04% and 2.36% for the years ended Aug. 31, 2004, 2003 and 2002, respectively.

(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(h)   Not annualized.



------------------------------------------------------------------------------

90P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RiverSource VP - Fundamental Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                          PERIOD ENDED DEC. 31, 2006(b)        PERIOD ENDED AUG. 31, 2006(c)
Net asset value, beginning of period                                $  10.03                             $  10.06
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .03                                  .02
Net gains (losses) (both realized and unrealized)                        .91                                 (.03)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .94                                 (.01)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.02)                                (.02)
Distributions from realized gains                                       (.02)                                  --
Tax return of capital                                                   (.01)                                  --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.05)                                (.02)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  10.92                             $  10.03
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $    397                             $    232
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e)                    1.02%(f)                             1.07%(f),(g)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        .83%(f)                             1.27%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  3%                                   3%
-------------------------------------------------------------------------------------------------------------------------
Total return(h)                                                         9.30%(i)                             (.05%)(i)
-------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.15% for the period ended Aug. 31, 2006.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)   Not annualized.


RiverSource VP - Global Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                           PERIOD ENDED DEC. 31,                YEAR ENDED AUG. 31,
                                                                     2006(b)      2006       2005       2004       2003       2002
Net asset value, beginning of period                              $ 10.79       $ 11.02    $ 10.82    $ 10.40    $ 10.02    $  9.76
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .12           .30        .34        .35        .34        .38
Net gains (losses) (both realized and unrealized)                     .11          (.17)       .39        .73        .61        .36
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      .23           .13        .73       1.08        .95        .74
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.12)         (.31)      (.53)      (.66)      (.57)      (.48)
Distributions from realized gains                                      --          (.05)        --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (.12)         (.36)      (.53)      (.66)      (.57)      (.48)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 10.90       $ 10.79    $ 11.02    $ 10.82    $ 10.40    $ 10.02
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                           $   782       $   692    $   575    $   409    $   312    $   233
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                 1.00%(e)      1.06%      1.08%      1.08%      1.09%      1.08%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                              3.22%(e)      2.85%      2.63%      2.76%      3.08%      3.92%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              20%           65%        79%       105%       102%        46%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                      2.15%(g)      1.27%      6.75%     10.57%      9.56%      7.83%
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  91P

RiverSource VP - Global Inflation Protected Securities Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                       PERIOD ENDED DEC. 31,     YEAR ENDED AUG. 31,
                                                                                 2006(b)       2006              2005(c)
Net asset value, beginning of period                                         $  10.04        $  10.19        $  10.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                      .06             .47             .32
Net gains (losses) (both realized and unrealized)                                (.10)           (.26)            .19
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 (.04)            .21             .51
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                             (.24)           (.34)           (.32)
Distributions from realized gains                                                  --            (.02)             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                              (.24)           (.36)           (.32)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $   9.76        $  10.04        $  10.19
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                      $    582        $    403        $    116
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e)                              .72%(f)         .72%(g)         .75%(f),(g)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets                1.09%(f)        4.23%           3.42%(f)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                          --%             75%             29%
-----------------------------------------------------------------------------------------------------------------------------
Total return(h)                                                                  (.49%)(i)       2.18%           5.22%(i)
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.77% and 0.87% for the periods ended Aug. 31, 2006 and 2005, respectively.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)   Not annualized.

RiverSource VP - Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                          PERIOD ENDED DEC. 31,                 YEAR ENDED AUG. 31,
                                                                    2006(b)      2006       2005       2004       2003       2002
Net asset value, beginning of period                             $  6.93       $  6.61    $  5.69    $  5.45    $  5.00    $  6.48
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         .01           .06        .03        .02        .01         --
Net gains (losses) (both realized and unrealized)                    .57           .33        .91        .24        .45      (1.48)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     .58           .39        .94        .26        .46      (1.48)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                (.01)         (.07)      (.02)      (.02)      (.01)        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  7.50       $  6.93    $  6.61    $  5.69    $  5.45    $  5.00
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                          $   640       $   612    $   392    $   261    $   223    $   144
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                1.01%(e)       .91%       .92%       .85%       .99%       .81%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                              .59%(e)      1.04%       .42%       .27%       .20%        --%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             30%          156%       154%       192%       199%       272%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                     8.27%(g)      5.79%     16.74%      4.64%      9.29%    (22.80%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.



------------------------------------------------------------------------------

92P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RiverSource VP - High Yield Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                          PERIOD ENDED DEC. 31,                  YEAR ENDED AUG. 31,
                                                                    2006(b)      2006       2005       2004       2003       2002
Net asset value, beginning of period                             $  6.68       $  6.76    $  6.60    $  6.22    $  5.66    $  6.83
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         .16           .47        .44        .47        .48        .56
Net gains (losses) (both realized and unrealized)                    .19          (.09)       .16        .38        .54      (1.17)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     .35           .38        .60        .85       1.02       (.61)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                (.18)         (.46)      (.44)      (.47)      (.46)      (.56)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  6.85       $  6.68    $  6.76    $  6.60    $  6.22    $  5.66
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                          $ 1,216       $ 1,192    $ 1,246    $ 1,130    $   843    $   577
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                 .88%(e)       .87%       .83%       .82%       .83%       .83%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                             7.35%(e)      7.02%      6.58%      7.30%      8.31%      8.91%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             29%          106%       106%       139%       141%       135%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                     5.43%(g)      5.76%      9.31%     14.03%     18.81%     (9.33%)
-----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.


RiverSource VP - Income Opportunities Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                               PERIOD ENDED  DEC. 31,                 YEAR ENDED AUG. 31,
                                                                          2006(b)        2006         2005          2004(c)
Net asset value, beginning of period                                   $ 10.08         $ 10.39      $ 10.29      $  9.93
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                               .22             .64          .59          .15
Net gains (losses) (both realized and unrealized)                          .24            (.26)         .18          .36
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           .46             .38          .77          .51
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income                                      (.22)           (.64)        (.59)        (.15)
Distributions from realized gains                                           --            (.05)        (.08)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                       (.22)           (.69)        (.67)        (.15)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 10.32         $ 10.08      $ 10.39      $ 10.29
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                $   409         $   259      $    45      $    16
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e)                       .90%(f)         .96%         .99%(g)      .99%(f),(g)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets         6.72%(f)        6.39%        5.69%        6.03%(f)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                   29%             87%          93%          36%
--------------------------------------------------------------------------------------------------------------------------------
Total return(h)                                                           4.66%(i)        3.76%        7.73%        5.17%(i)
--------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.03% and 1.55% for the periods ended Aug. 31, 2005 and 2004, respectively.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)   Not annualized.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  93P

RiverSource VP - International Opportunity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                          PERIOD ENDED DEC. 31,                YEAR ENDED AUG. 31,
                                                                   2006(b)       2006       2005       2004       2003       2002
Net asset value, beginning of period                            $ 12.24        $ 10.02    $  8.23    $  7.19    $  7.00    $  8.39
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                        .02            .12        .11        .08        .08        .07
Net gains (losses) (both realized and unrealized)                  1.04           2.27       1.80       1.05        .16      (1.35)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   1.06           2.39       1.91       1.13        .24      (1.28)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income                               (.10)          (.17)      (.12)      (.09)      (.05)      (.07)
Distributions from realized gains                                    --             --         --         --         --       (.01)
Excess distributions from net investment income                      --             --         --         --         --       (.03)
Tax return of capital                                              (.01)            --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                (.11)          (.17)      (.12)      (.09)      (.05)      (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 13.19        $ 12.24    $ 10.02    $  8.23    $  7.19    $  7.00
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                         $ 1,311        $ 1,266    $ 1,184    $   974    $   738    $   873
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)               1.08%(e)       1.12%      1.04%       .98%      1.06%      1.07%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                             .55%(e)       1.04%      1.19%       .99%      1.19%       .83%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)            20%            74%        90%       142%       102%       140%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                    8.72%(g)      23.82%     23.29%     15.77%      3.48%    (15.38%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.


RiverSource VP - Large Cap Equity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                          PERIOD ENDED DEC. 31,                YEAR ENDED AUG. 31,
                                                                   2006(b)       2006       2005       2004       2003       2002
Net asset value, beginning of period                            $ 22.91        $ 21.48    $ 19.32    $ 18.04    $ 16.48    $ 20.87
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                        .09            .29        .24        .14        .10        .10
Net gains (losses) (both realized and unrealized)                  2.10           1.43       2.15       1.28       1.56      (2.83)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   2.19           1.72       2.39       1.42       1.66      (2.73)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                               (.06)          (.29)      (.23)      (.14)      (.10)      (.09)
Distributions from realized gains                                    --             --         --         --         --      (1.57)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                (.06)          (.29)      (.23)      (.14)      (.10)     (1.66)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 25.04        $ 22.91    $ 21.48    $ 19.32    $ 18.04    $ 16.48
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                         $ 3,737        $ 3,733    $ 2,510    $ 2,535    $ 1,982    $ 2,227
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                .83%(e)        .82%       .80%       .85%       .85%       .80%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                            1.16%(e)       1.30%      1.13%       .72%       .62%       .52%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)            21%            85%       132%       114%       115%       146%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                    9.59%(g)       8.02%     12.42%      7.87%     10.16%    (14.08%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.



------------------------------------------------------------------------------

94P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RiverSource VP - Large Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                PERIOD ENDED DEC. 31,          YEAR ENDED AUG. 31,
                                                                          2006(b)        2006         2005          2004(c)
Net asset value, beginning of period                                   $ 11.71         $ 10.99      $ 10.00      $  9.99
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                               .05             .17          .14          .05
Net gains (losses) (both realized and unrealized)                         1.13             .98         1.06          .02
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          1.18            1.15         1.20          .07
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                      (.05)           (.17)        (.14)        (.06)
Distributions from realized gains                                         (.61)           (.26)        (.07)          --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                       (.66)           (.43)        (.21)        (.06)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 12.23         $ 11.71      $ 10.99      $ 10.00
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                $    25         $    21      $    15      $     7
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e),(f)                  1.05%(g)        1.02%        1.05%        1.05%(g)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets         1.33%(g)        1.55%        1.37%        1.03%(g)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                   13%             49%          52%          24%
----------------------------------------------------------------------------------------------------------------------------
Total return(h)                                                          10.15%(i)       10.75%       12.04%         .69%(i)
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.23% for the period ended Dec. 31, 2006 and 1.20%, 2.55% and 2.85% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.

(g)   Adjusted to an annual basis.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)   Not annualized.


RiverSource VP - Mid Cap Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                       PERIOD ENDED DEC. 31,                 YEAR ENDED AUG. 31,
                                                                 2006(b)       2006       2005       2004       2003       2002
Net asset value, beginning of period                          $ 10.96        $ 12.43    $ 10.11    $ 10.09    $  8.54    $  9.57
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .03           (.01)      (.04)      (.05)      (.05)      (.04)
Net gains (losses) (both realized and unrealized)                 .91           (.44)      2.36        .07       1.60       (.99)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  .94           (.45)      2.32        .02       1.55      (1.03)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.03)            --         --         --         --         --
Distributions from realized gains                                (.45)         (1.02)        --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.48)         (1.02)        --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 11.42        $ 10.96    $ 12.43    $ 10.11    $ 10.09    $  8.54
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $   690        $   709    $   255    $   225    $   170    $    72
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)              .88%(e)        .92%       .82%       .85%      1.06%      1.10%(f)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                           .70%(e)       (.14%)     (.32%)     (.49%)     (.71%)     (.76%)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)          24%            43%        34%        25%        19%        20%
------------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                                  8.54%(h)      (4.43%)    23.03%       .13%     18.20%    (10.77%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.39% for the year ended Aug. 31, 2002.

(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(h)   Not annualized.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  95P

RiverSource VP - Mid Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                              PERIOD ENDED DEC. 31,    YEAR ENDED AUG. 31,
                                                                        2006(b)       2006              2005(c)
Net asset value, beginning of period                                $  12.65        $  11.42        $  10.15
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .05             .09             .01
Net gains (losses) (both realized and unrealized)                        .98            1.27            1.28
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        1.03            1.36            1.29
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.05)           (.09)           (.02)
Distributions from realized gain                                        (.14)           (.04)             --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.19)           (.13)           (.02)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  13.49        $  12.65        $  11.42
--------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $    370        $    228        $      7
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e)                    1.07%(f)        1.11%(g)        1.08%(f),(g)
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       1.23%(f)        1.02%            .62%(f)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  4%             60%              7%
--------------------------------------------------------------------------------------------------------------------
Total return(h)                                                         8.07%(i)       11.93%          12.70%(i)
--------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.44% and 2.97% for the periods ended Aug. 31, 2006 and 2005, respectively.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)   Not annualized.

RiverSource VP - S&P 500 Index Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                       PERIOD ENDED DEC. 31,                  YEAR ENDED AUG. 31,
                                                                2006(b)       2006         2005       2004       2003       2002
Net asset value, beginning of period                         $  8.85        $  8.30      $  7.54    $  6.88    $  6.24    $  7.71
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                     .04            .13          .13        .09        .08        .07
Net gains (losses) (both realized and unrealized)                .77            .57          .76        .66        .64      (1.47)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 .81            .70          .89        .75        .72      (1.40)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                            (.03)          (.13)        (.13)      (.09)      (.08)      (.07)
Distributions from realized gains                               (.04)          (.02)          --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             (.07)          (.15)        (.13)      (.09)      (.08)      (.07)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  9.59        $  8.85      $  8.30    $  7.54    $  6.88    $  6.24
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                      $   392        $   367      $   367    $   283    $   171    $    99
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)         .50%(f)        .50%         .50%       .49%       .50%       .50%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                         1.44%(f)       1.46%        1.65%      1.21%      1.31%      1.01%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)          2%             6%           5%        --%         5%        72%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                                 9.27%(h)       8.38%(i)    11.98%     10.84%     11.51%    (18.29%)
-----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.51% for the period ended Dec. 31, 2006 and 0.53%, 0.56%, 0.57%, 0.64% and 0.82% for the years ended Aug. 31, 2006, 2005,
      2004, 2003 and 2002, respectively.

(f)   Adjusted to an annual basis.

(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(h)   Not annualized.

(i)   The Fund received a one time transaction fee reimbursement by Ameriprise
      Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.



------------------------------------------------------------------------------

96P  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RiverSource VP - Select Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                PERIOD ENDED DEC. 31,          YEAR ENDED AUG. 31,
                                                                          2006(b)        2006         2005          2004(c)
Net asset value, beginning of period                                   $ 11.72         $ 11.45      $  9.95      $  9.98
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                               .04             .25          .05          .02
Net gains (losses) (both realized and unrealized)                          .79             .44         1.55         (.03)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           .83             .69         1.60         (.01)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                      (.03)           (.25)        (.05)        (.02)
Distributions from realized gains                                        (1.15)           (.17)        (.05)          --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (1.18)           (.42)        (.10)        (.02)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 11.37         $ 11.72      $ 11.45      $  9.95
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                $    28         $    27      $    23      $     9
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e),(f)                  1.09%(g)        1.08%        1.15%        1.15%(g)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets          .95%(g)        2.19%         .45%         .50%(g)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  112%             35%          31%          13%
-----------------------------------------------------------------------------------------------------------------------------
Total return(h)                                                           7.13%(i)        6.17%       16.18%        (.11%)(i)
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.22% for the period ended Dec. 31, 2006 and 1.19%, 1.17% and 1.97% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.

(g)   Adjusted to an annual basis.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)   Not annualized.


RiverSource VP - Short Duration U.S. Government Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                          PERIOD ENDED DEC. 31,                 YEAR ENDED AUG. 31,
                                                                   2006(b)        2006       2005       2004       2003       2002
Net asset value, beginning of period                            $ 10.11         $ 10.21    $ 10.34    $ 10.46    $ 10.55    $ 10.34
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                        .13             .36        .27        .25        .27        .34
Net gains (losses) (both realized and unrealized)                   .02            (.10)      (.13)      (.07)      (.05)       .23
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    .15             .26        .14        .18        .22        .57
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                               (.13)           (.36)      (.27)      (.25)      (.27)      (.34)
Distributions from realized gains                                    --              --         --       (.05)      (.04)      (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                (.13)           (.36)      (.27)      (.30)      (.31)      (.36)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 10.13         $ 10.11    $ 10.21    $ 10.34    $ 10.46    $ 10.55
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                         $   457         $   463    $   484    $   506    $   479    $   276
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                .77%(e)         .82%       .83%       .82%       .82%       .83%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                            3.97%(e)        3.55%      2.67%      2.36%      2.47%      3.24%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)            58%            236%       171%       135%       179%       292%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                    1.55%(g)        2.61%      1.43%      1.70%      2.06%      5.42%
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.



------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS  97P

RiverSource VP - Small Cap Advantage Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                          PERIOD ENDED DEC. 31,                 YEAR ENDED AUG. 31,
                                                                   2006(b)       2006       2005       2004       2003       2002
Net asset value, beginning of period                            $ 13.80        $ 15.11    $ 12.64    $ 11.25    $  8.79    $ 10.13
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                        .01             --       (.04)      (.05)      (.02)      (.02)
Net gains (losses) (both realized and unrealized)                  1.11            .61       3.14       1.44       2.48      (1.32)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   1.12            .61       3.10       1.39       2.46      (1.34)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                               (.01)            --         --         --         --         --
Distributions from realized gains                                 (1.88)         (1.92)      (.63)        --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (1.89)         (1.92)      (.63)        --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 13.03        $ 13.80    $ 15.11    $ 12.64    $ 11.25    $  8.79
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                         $   220        $   218    $   235    $   184    $   102    $    59
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)               1.08%(e)       1.06%      1.07%      1.10%      1.19%      1.11%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
 assets                                                             .22%(e)       (.02%)     (.28%)     (.42%)     (.20%)     (.21%)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)            74%           132%       112%       104%       124%       156%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                    8.14%(g)       4.40%     24.88%     12.40%     27.96%    (13.28%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.


RiverSource VP - Small Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                    PERIOD ENDED DEC. 31,                      YEAR ENDED AUG. 31,
                                                             2006(b)          2006          2005       2004      2003       2002
Net asset value, beginning of period                      $ 15.06           $ 14.46       $ 13.10    $ 11.39    $  9.52    $  9.84
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .02               .06           .02       (.02)      (.03)      (.03)
Net gains (losses) (both realized and unrealized)            1.46              1.61          2.53       1.92       1.95       (.29)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             1.48              1.67          2.55       1.90       1.92       (.32)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.02)             (.06)         (.01)        --       (.01)        --
Distributions from realized gains                           (1.63)            (1.01)        (1.18)      (.19)      (.04)        --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (1.65)            (1.07)        (1.19)      (.19)      (.05)        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 14.89           $ 15.06       $ 14.46    $ 13.10    $ 11.39    $  9.52
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                   $   619           $   549       $   412    $   229    $   134    $    63
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)         1.26%(e),(f)      1.24%(f)      1.28%      1.27%      1.55%      1.48%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
 net assets                                                   .48%(e)           .41%          .12%      (.20%)     (.43%)     (.67%)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)      23%              102%           65%        84%        87%        12%
------------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                              9.99%(h)         12.28%        20.02%     16.78%     20.24%     (3.19%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.32% for the period ended Dec. 31, 2006 and 1.28% for the year ended Aug. 31, 2006.

(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(h)   Not annualized.



------------------------------------------------------------------------------

98P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474



Additional information about the Funds and their investments is available in the Funds' SAI, and annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Funds or to make a shareholder inquiry, contact your financial advisor, investment professional or RiverSource Variable Portfolio Funds at (888) 791-3380 or through the address listed above.

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.


Investment Company Act File #s:
RiverSource Variable Portfolio - Balanced Fund                                811-4252
RiverSource Variable Portfolio - Cash Management Fund                         811-3190
RiverSource Variable Portfolio - Core Bond Fund                               811-3219
RiverSource Variable Portfolio - Diversified Bond Fund                        811-3219
RiverSource Variable Portfolio - Diversified Equity Income Fund               811-4252
RiverSource Variable Portfolio - Emerging Markets Fund                        811-3218
RiverSource Variable Portfolio - Fundamental Value Fund                       811-10383
RiverSource Variable Portfolio - Global Bond Fund                             811-3219
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund   811-3219
RiverSource Variable Portfolio - Growth Fund                                  811-3218
RiverSource Variable Portfolio - High Yield Bond Fund                         811-3219
RiverSource Variable Portfolio - Income Opportunities Fund                    811-3219
RiverSource Variable Portfolio - International Opportunity Fund               811-3218
RiverSource Variable Portfolio - Large Cap Equity Fund                        811-3218
RiverSource Variable Portfolio - Large Cap Value Fund                         811-3218
RiverSource Variable Portfolio - Mid Cap Growth Fund                          811-3218
RiverSource Variable Portfolio - Mid Cap Value Fund                           811-3218
RiverSource Variable Portfolio - S&P 500 Index Fund                           811-3218
RiverSource Variable Portfolio - Select Value Fund                            811-10383
RiverSource Variable Portfolio - Short Duration U.S. Government Fund          811-3219
RiverSource Variable Portfolio - Small Cap Advantage Fund                     811-3218
RiverSource Variable Portfolio - Small Cap Value Fund                         811-10383


S-6466-99 AA (5/07)

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2007

RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND
   RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND
   RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND
   RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND
   RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
   RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND


RIVERSOURCE VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND
   RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND
   RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
   RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND
   RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND
   RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND
   RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND
   RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND

RIVERSOURCE VARIABLE PORTFOLIO - MANAGED SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND
   RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND

RIVERSOURCE VARIABLE PORTFOLIO - MANAGERS SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND
   RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND
   RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

RIVERSOURCE VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND

RIVERSOURCE VARIABLE PORTFOLIO - SELECT SERIES, INC.
   RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND*

*     This Fund is closed to new investors.

This is the Statement of Additional Information (SAI) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to Shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit riversource.com/funds.

Each fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the investment manager or RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), and other aspects of fund management can be found by referencing the Table of Contents.

TABLE OF CONTENTS


Fundamental and Nonfundamental Investment Policies .................................   p.  5
Investment Strategies and Types of Investments .....................................   p.  9
Information Regarding Risks and Investment Strategies ..............................   p. 11
Securities Transactions ............................................................   p. 36
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager .......   p. 43
Valuing Fund Shares ................................................................   p. 45
Portfolio Holdings Disclosure ......................................................   p. 47
Proxy Voting .......................................................................   p. 48
Selling Shares .....................................................................   p. 50
Capital Loss Carryover .............................................................   p. 51
Taxes ..............................................................................   p. 52
Agreements .........................................................................   p. 53
Organizational Information .........................................................   p. 74
Board Members and Officers .........................................................   p. 76
Control Persons and Principal Holders of Securities ................................   p. 83
Information Regarding Pending and Settled Legal Proceedings ........................   p. 83
Independent Registered Public Accounting Firm ......................................   p. 84
Appendix A: Description of Ratings .................................................   p. 85
Appendix B: Additional Information About the S&P 500 Index .........................   p. 90

LIST OF TABLES

1.     Fund Fiscal Year Ends, Prospectus Dates and Investment Categories ...........   p.  4
2.     Fundamental Policies ........................................................   p.  5
3.     Nonfundamental Policies .....................................................   p.  7
4.     Investment Strategies and Types of Investments ..............................   p.  9
5.     Total Brokerage Commissions .................................................   p. 38
6.     Brokerage Directed for Research and Turnover Rates ..........................   p. 39
7.     Securities of Regular Brokers or Dealers ....................................   p. 40
8.     Brokerage Commissions Paid to Investment Manager or Affiliates ..............   p. 43
9.     Valuing Fund Shares .........................................................   p. 45
10.    Capital Loss Carryover ......................................................   p. 51
11.    Investment Management Services Agreement Fee Schedule .......................   p. 53
12.    Lipper Indexes ..............................................................   p. 57
13.    Performance Incentive Adjustment Calculation ................................   p. 57
14.    Management Fees and Nonadvisory Expenses ....................................   p. 58
15.    Subadvisers and Subadvisory Agreement Fee Schedules .........................   p. 60
16.    Subadvisory Fees ............................................................   p. 61
17.    Portfolio Managers ..........................................................   p. 62
18.    Administrative Services Agreement Fee Schedule ..............................   p. 71
19.    Administrative Fees .........................................................   p. 72
20.    12b-1 Fees ..................................................................   p. 73
21.    Fund History Table for RiverSource Variable Portfolio Funds .................   p. 75
22.    Board Members ...............................................................   p. 76
23.    Fund Officers ...............................................................   p. 77
24.    Committee Meetings ..........................................................   p. 79
25.    Board Member Holdings - All Funds ...........................................   p. 79
26A.   Board Member Compensation - All Funds .......................................   p. 80
26B.   Supplemental Board Member Retirement Benefits - All Funds ...................   p. 80
27.    Board Member Compensation - Individual Funds ................................   p. 81


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                      PAGE 2

Throughout this SAI, the funds are referred to as follows:

RiverSource Variable Portfolio - Balanced Fund (Balanced)
RiverSource Variable Portfolio - Cash Management Fund (Cash Management)
RiverSource Variable Portfolio - Core Bond Fund (Core Bond)
RiverSource Variable Portfolio - Core Equity Fund (Core Equity)
RiverSource Variable Portfolio - Diversified Bond Fund (Diversified Bond)
RiverSource Variable Portfolio - Diversified Equity Income Fund (Diversified Equity Income)
RiverSource Variable Portfolio - Emerging Markets Fund (Emerging Markets)
RiverSource Variable Portfolio - Fundamental Value Fund (Fundamental Value)
RiverSource Variable Portfolio - Global Bond Fund (Global Bond)
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Global Inflation Protected Securities)
RiverSource Variable Portfolio - Growth Fund (Growth)
RiverSource Variable Portfolio - High Yield Bond Fund (High Yield Bond)
RiverSource Variable Portfolio - Income Opportunities Fund (Income Opportunities)
RiverSource Variable Portfolio - International Opportunity Fund (International Opportunity)
RiverSource Variable Portfolio - Large Cap Equity Fund (Large Cap Equity)
RiverSource Variable Portfolio - Large Cap Value Fund (Large Cap Value)
RiverSource Variable Portfolio - Mid Cap Growth Fund (Mid Cap Growth)
RiverSource Variable Portfolio - Mid Cap Value Fund (Mid Cap Value)
RiverSource Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)
RiverSource Variable Portfolio - Select Value Fund (Select Value)
RiverSource Variable Portfolio - Short Duration U.S. Government Fund (Short Duration U.S. Government)
RiverSource Variable Portfolio - Small Cap Advantage Fund (Small Cap Advantage)
RiverSource Variable Portfolio - Small Cap Value Fund (Small Cap Value)



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                      PAGE 3

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

  TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATES AND INVESTMENT CATEGORIES


----------------------------------------------------------------------------------------------------
                FUND*                   FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
----------------------------------------------------------------------------------------------------
Balanced                                  December 31       May 1, 2007           Balanced
----------------------------------------------------------------------------------------------------
Cash Management                           December 31       May 1, 2007           Money market
----------------------------------------------------------------------------------------------------
Core Bond                                 December 31       May 1, 2007           Fixed Income
----------------------------------------------------------------------------------------------------
Core Equity                               December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Diversified Bond                          December 31       May 1, 2007           Fixed Income
----------------------------------------------------------------------------------------------------
Diversified Equity Income                 December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Emerging Markets                          December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Fundamental Value                         December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Global Bond                               December 31       May 1, 2007           Fixed Income
----------------------------------------------------------------------------------------------------
Global Inflation Protected Securities     December 31       May 1, 2007           Fixed Income
----------------------------------------------------------------------------------------------------
Growth                                    December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
High Yield Bond                           December 31       May 1, 2007           Fixed Income
----------------------------------------------------------------------------------------------------
Income Opportunities                      December 31       May 1, 2007           Fixed Income
----------------------------------------------------------------------------------------------------
International Opportunity                 December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Large Cap Equity                          December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Large Cap Value                           December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Mid Cap Growth                            December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Mid Cap Value                             December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
S&P 500 Index                             December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Select Value                              December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Short Duration U.S. Government            December 31       May 1, 2007           Fixed Income
----------------------------------------------------------------------------------------------------
Small Cap Advantage                       December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------
Small Cap Value                           December 31       May 1, 2007           Equity
----------------------------------------------------------------------------------------------------

* All funds, except Core Equity, changed fiscal year ends in 2006 from Aug. 31, to Dec. 31. For 2006, the information shown for all funds other than Core Equity is for the period from Sept. 1, 2006 through Dec. 31, 2006, unless otherwise noted. For years prior to 2006, the fiscal period ended Aug. 31.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                      PAGE 4

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND: The fund will not:

      o Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

      o Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

      o Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

ADDITIONALLY FOR CASH MANAGEMENT: The fund will not:

      o Buy on margin or sell short or deal in options to buy or sell securities.

      o Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

In addition to the policies described above and any fundamental policies described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A shaded box indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                         TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

----------------------------------------------------------------------------------------------------------------------------------
                                      A             B              C                D                  E                  F
                                 BUY OR SELL   BUY OR SELL   ISSUE SENIOR    BUY MORE THAN     INVEST MORE THAN    CONCENTRATE IN
             FUND                REAL ESTATE   COMMODITIES    SECURITIES    10% OF AN ISSUER   5% IN AN ISSUER    ANY ONE INDUSTRY
----------------------------------------------------------------------------------------------------------------------------------
Balanced                              A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Cash Management                       A2                          C1               D1                 E1                 F2
----------------------------------------------------------------------------------------------------------------------------------
Core Bond                             A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Core Equity                           A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                      A1            B1                             D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income             A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                      A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                     A1            B2            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Global Bond                           A1            B1            C1               D1                                    F1
----------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected
Securities                            A1            B1            C1                                                     F1
----------------------------------------------------------------------------------------------------------------------------------
Growth                                A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                       A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                      PAGE 5

----------------------------------------------------------------------------------------------------------------------------------
                                      A             B              C                D                  E                  F
                                 BUY OR SELL   BUY OR SELL   ISSUE SENIOR    BUY MORE THAN     INVEST MORE THAN    CONCENTRATE IN
             FUND                REAL ESTATE   COMMODITIES    SECURITIES    10% OF AN ISSUER   5% IN AN ISSUER    ANY ONE INDUSTRY
----------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                  A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
International Opportunity             A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                      A1            B1                             D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                       A1            B2            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                        A1            B1                             D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                         A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                         A1            B1            C1                                                     F1
----------------------------------------------------------------------------------------------------------------------------------
Select Value                          A1            B2            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government        A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                   A1            B1            C1               D1                 E1                 F1
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                       A1            B2            C1                                                     F1
----------------------------------------------------------------------------------------------------------------------------------

A.    BUY OR SELL REAL ESTATE

      A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

      A2 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B.    BUY OR SELL PHYSICAL COMMODITIES

      B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

      B2 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

C.    ISSUE SENIOR SECURITIES

      C1 - The fund will not issue senior securities, except as permitted under the 1940 Act.

D.    BUY MORE THAN 10% OF AN ISSUER

      D1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

E.    INVEST MORE THAN 5% IN AN ISSUER

      E1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

F.    CONCENTRATE

      F1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

      F2 - The fund will not intentionally invest more than 25% of the fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                      PAGE 6

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The chart below shows nonfundamental policies that are in addition to those described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                       TABLE 3. NONFUNDAMENTAL POLICIES

The following are guidelines that may be changed by the Board at any time:


------------------------------------------------------------------------------------------------------------------------------------
                                  A          B            C           D           E           F          G          H         I

                                                                    MONEY    INVESTING TO                                   INVEST
                              DEPOSIT ON  ILLIQUID     MARGIN,      MARKET    CONTROL OR   FOREIGN      DEBT      EQUITY     WHILE
             FUND               FUTURES  SECURITIES SELLING SHORT SECURITIES    MANAGE    SECURITIES SECURITIES SECURITIES BORROWING
------------------------------------------------------------------------------------------------------------------------------------
Balanced                          A1        B1           C2           D1         E1        F1-25%
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                             B2       See Table 1                           F1-25%        G9
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                         A1        B1           C4           D1         E1        F1-15%
------------------------------------------------------------------------------------------------------------------------------------
Core Equity                       A1        B1           C4           D1         E1        F1-20%        G10
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                  A1        B1           C3           D1         E1        F1-15%
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income         A1        B1           C2           D1         E1        F1-25%        G7
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                  A1        B1           C1           D1         E1        F1-100%      G1, G5
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                 A1        B2           C7           D2         E1                                           I1
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                       A1        B1           C2           D1         E1        F1-100%       G8
------------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected
Securities                        A1        B1           C4                                F1-100%
------------------------------------------------------------------------------------------------------------------------------------
Growth                            A1        B1           C4           D1         E1        F1-25%        G3
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                   A1        B1           C3           D1         E1        F1-25%                   H1
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities              A1        B1           C4           D1         E1        F1-25%
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity         A1        B1           C1           D1         E1        F2-100%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                  A1        B1           C4           D1         E1        F1-25%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                   A1        B1           C1           D1         E1        F1-20%        G5
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                    A1        B1           C1           D1         E1        F1-15%        G4
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                     A1        B1           C2           D1         E1        F1-25%        G6
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                     A1        B1           C6
------------------------------------------------------------------------------------------------------------------------------------
Select Value                      A1        B1           C1           D1                   F1-20%        G2                   I1
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.
   Government                     A1        B1           C5           D1         E1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage               A1        B1           C1           D1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                   A1        B1           C1           D1                                                      I1
------------------------------------------------------------------------------------------------------------------------------------


A.    DEPOSIT ON FUTURES/PREMIUMS ON OPTIONS

      A1 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

B.    ILLIQUID SECURITIES

      B1 - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

      B2 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.


C.    MARGIN/SELLING SHORT

      C1 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in derivative instruments.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                      PAGE 7

      C2 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in futures contracts.

      C3 - The fund will not buy on margin or sell short, except the fund may enter into interest rate futures contracts.

      C4 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in stock index futures contracts.

      C5 - The fund will not buy on margin, except the fund may make margin payments in connection with interest rate futures contracts.

      C6 - The fund will not buy on margin, except the fund may make margin payments in connection with transactions in futures contracts.

      C7 - The fund will not buy on margin or sell securities short, except in connection with derivative instruments.

D.    MONEY MARKET SECURITIES

      D1 - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

      D2 - Ordinarily, less than 20% of the fund's total assets are invested in money market instruments.

E.    INVESTING TO CONTROL OR MANAGE

      E1 -  The fund will not invest in a company to control or manage it.

F.    FOREIGN SECURITIES

      F1 - The fund may invest its total assets, up to the amount shown, in foreign investments.

      F2 - The fund may invest its total assets, up to the amount shown, in foreign investments. Normally, investments in U.S. issuers generally will constitute less than 20% of the fund's total assets.

G.    DEBT SECURITIES

      G1 -  The fund may invest up to 20% of its net assets in bonds.

      G2 - The fund normally will purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15% of the fund's assets.

      G3 - The fund may not purchase debt securities rated below investment grade.

      G4 - The fund only invests in bonds given the four highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

      G5 - The fund may invest up to 10% of its net assets in bonds rated below investment grade.

      G6 - No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

      G7 - No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

      G8 - The fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality).

      G9 - The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

      G10 - The fund will not invest more than 5% of its net assets in bonds below investment grade.

H.    EQUITY SECURITIES

      H1 - The fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

I.    INVEST WHILE BORROWING

      I1 - The fund will not make additional investments while any borrowing remains outstanding.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                      PAGE 8

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

            TABLE 4. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


--------------------------------------------------------------------------------------------------------
                 INVESTMENT STRATEGY                     BALANCED   FIXED INCOME   EQUITY   MONEY MARKET
--------------------------------------------------------------------------------------------------------
Agency and government securities                             o            o          o            o
--------------------------------------------------------------------------------------------------------
Borrowing                                                    o            o          o            o
--------------------------------------------------------------------------------------------------------
Cash/money market instruments                                o            o          o            o
--------------------------------------------------------------------------------------------------------
Collateralized bond obligations                              o            o          o A
--------------------------------------------------------------------------------------------------------
Commercial paper                                             o            o          o            o
--------------------------------------------------------------------------------------------------------
Common stock                                                 o            o B        o
--------------------------------------------------------------------------------------------------------
Convertible securities                                       o            o C        o
--------------------------------------------------------------------------------------------------------
Corporate bonds                                              o            o          o            o
--------------------------------------------------------------------------------------------------------
Debt obligations                                             o            o          o            o
--------------------------------------------------------------------------------------------------------
Depositary receipts                                          o            o D        o
--------------------------------------------------------------------------------------------------------
Derivative instruments (including options and futures)       o            o          o
--------------------------------------------------------------------------------------------------------
Exchange-traded funds                                        o            o          o
--------------------------------------------------------------------------------------------------------
Floating rate loans                                          o            o
--------------------------------------------------------------------------------------------------------
Foreign currency transactions                                o            o E        o
--------------------------------------------------------------------------------------------------------
Foreign securities                                           o            o          o            o
--------------------------------------------------------------------------------------------------------
Funding agreements                                           o            o          o            o
--------------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)                      o            o F        o F
--------------------------------------------------------------------------------------------------------
Illiquid and restricted securities                           o            o          o            o
--------------------------------------------------------------------------------------------------------
Indexed securities                                           o            o          o
--------------------------------------------------------------------------------------------------------
Inflation protected securities                               o            o          o
--------------------------------------------------------------------------------------------------------
Inverse floaters                                             o            o          G
--------------------------------------------------------------------------------------------------------
Investment companies                                         o            o          o            o
--------------------------------------------------------------------------------------------------------
Lending of portfolio securities                              o            o          o            o
--------------------------------------------------------------------------------------------------------
Loan participations                                          o            o          o H
--------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities                        o            o          o I          o
--------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                                        o            o          J
--------------------------------------------------------------------------------------------------------
Municipal obligations                                        o            o          o
--------------------------------------------------------------------------------------------------------
Preferred stock                                              o            o K        o
--------------------------------------------------------------------------------------------------------
Real estate investment trusts                                o            o          o
--------------------------------------------------------------------------------------------------------
Repurchase agreements                                        o            o          o            o
--------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                                o            o          o            o
--------------------------------------------------------------------------------------------------------
Short sales                                                               L          L
--------------------------------------------------------------------------------------------------------
Sovereign debt                                               o            o          o M          o
--------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                      PAGE 9

--------------------------------------------------------------------------------------------------------
                 INVESTMENT STRATEGY                     BALANCED   FIXED INCOME   EQUITY   MONEY MARKET
--------------------------------------------------------------------------------------------------------
Structured investments                                       o            o          o
--------------------------------------------------------------------------------------------------------
Swap agreements                                              o N          o N        o N
--------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities                        o            o          o            o
--------------------------------------------------------------------------------------------------------
Warrants                                                     o            o          o
--------------------------------------------------------------------------------------------------------
When-issued securities and forward commitments               o            o          o
--------------------------------------------------------------------------------------------------------
Zero-coupon, step-coupon and pay-in-kind securities          o            o          o
--------------------------------------------------------------------------------------------------------

A. The following funds are not authorized to invest in collateralized bond obligations: Select Value, Small Cap Advantage, and Small Cap Value.

B.    The following funds are not authorized to invest in common stock: Short
      Duration U.S. Government.

C. The following funds are not authorized to invest in convertible securities: Short Duration U.S. Government.

D.    The following funds are not authorized to invest in depositary receipts:
      Short Duration U.S. Government.

E. The following funds are not authorized to engage in foreign currency transactions: Short Duration U.S. Government.

F. The following funds may hold securities that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase: Core Bond, Global Inflation Protected Securities, Growth,
      International Opportunity, Mid Cap Growth, S&P 500 Index, Short Duration
      U.S. Government, and Small Cap Advantage.

G.    The following funds are authorized to invest in inverse floaters: Large
      Cap Equity.

H.    The following funds are not authorized to invest in loan participations:
      Small Cap Value.

I. The following funds are not authorized to invest in mortgage- and asset-backed securities: S&P 500 Index and Small Cap Advantage.

J.    The following funds are authorized to invest in mortgage dollar rolls:
      Core Equity and Large Cap Equity.

K.    The following funds are not authorized to invest in preferred stock:
      Short Duration U.S. Government.

L.    The following funds are authorized to engage in short sales: S&P 500
      Index and Short Duration U.S. Government.

M.    The following funds are not authorized to invest in sovereign debt:
      Select Value, Small Cap Advantage, and Small Cap Value.

N. Equity funds are authorized to invest in total return equity swap agreements. Fixed income and balanced funds are authorized to invest in interest rate swap agreements, credit default swaps, index credit default swaps and Commercial Mortgage-Backed Security (CMBS) total return swap agreements.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 10

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):


ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund. The fund will suffer a loss in connection with the use of derivative instruments if prices do not move in the direction anticipated by the fund's portfolio managers when entering into the derivative instrument.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 11

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 12

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING

A fund may borrow money for temporary purposes, or to engage in transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as noted in the nonfundamental policies, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.



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CASH/MONEY MARKET INSTRUMENTS

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S.
bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.


A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

COMMERCIAL PAPER

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.



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CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.



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As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.



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Options. An option is a contract. A person who buys a call option for a
-------
security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer
-----------------
(holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.



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Options on Futures Contracts. Options on futures contracts give the holder a
----------------------------
right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on
------------------------
national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and
----------------------------
to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.
--------------------------

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.



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Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS


Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

FLOATING RATE LOANS

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.


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A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.


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In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.


FOREIGN CURRENCY TRANSACTIONS

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency
-------------------------------------
exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

For hedging purposes, a fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may also enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.



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This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

For investment purposes, a fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

It is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write
-----------------------------
covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.



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A fund may write options on foreign currencies for the same types of purposes.
For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency
--------------------------------------------
futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.



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Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include:
Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.



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FUNDING AGREEMENTS

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.



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ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.



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Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INVERSE FLOATERS


Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include:
Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.


INVESTMENT COMPANIES

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES


A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. Loans will be structured in a manner that will enable a fund to call the loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.



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LOAN PARTICIPATIONS

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)



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

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto
Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation
-----------------------------
that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because
(a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.



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

PREFERRED STOCK

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.



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SHORT SALES

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk.

SOVEREIGN DEBT

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.



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SWAP AGREEMENTS

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or
-------------------
preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps,
--------------------
except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees
------------------
to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.



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Swaption Transaction. A swaption is an option on a swap agreement and a
--------------------
contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.


Credit Default Swaps. Credit default swaps are contracts in which third party
--------------------
credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.


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

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 34

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 35

SECURITIES TRANSACTIONS


Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource
Distributors, Inc. (the principal underwriter and distributor of the Funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager generally does not pay the dealer a commission. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION

In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS

Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to all RiverSource funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 36
investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of soft dollars falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that soft dollars pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION

Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis and Los Angeles, it operates in this structure subject to its duty to seek best execution.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 37

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services.


                     TABLE 5. TOTAL BROKERAGE COMMISSIONS


-----------------------------------------------------------------------------------------------------------------------
                                              TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------------------------
               FUND                                 2006*             2006**              2005               2004
-----------------------------------------------------------------------------------------------------------------------
Balanced                                         $  733,760         $1,457,397         $2,213,104         $2,129,661
-----------------------------------------------------------------------------------------------------------------------
Cash Management                                           0                  0                  0                  0
-----------------------------------------------------------------------------------------------------------------------
Core Bond                                               435              2,178              1,332                200(a)
-----------------------------------------------------------------------------------------------------------------------
Core Equity                                         965,108                N/A          1,668,477            675,098(b)
-----------------------------------------------------------------------------------------------------------------------
Diversified Bond                                     18,339             60,239             75,344             73,033
-----------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                           427,522          1,474,715          1,115,276            618,138
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets                                    768,369          2,696,840            946,745            278,501
-----------------------------------------------------------------------------------------------------------------------
Fundamental Value                                    68,624            111,005(c)             N/A                N/A
-----------------------------------------------------------------------------------------------------------------------
Global Bond                                           5,531             12,429              6,636              3,972
-----------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                     0                  0                  0(d)             N/A
-----------------------------------------------------------------------------------------------------------------------
Growth                                              705,156          2,681,012          1,601,547          1,787,494
-----------------------------------------------------------------------------------------------------------------------
High Yield Bond                                           0                  0                  0              1,774
-----------------------------------------------------------------------------------------------------------------------
Income Opportunities                                      0                  0                  0                  0(e)
-----------------------------------------------------------------------------------------------------------------------
International Opportunity                           537,511          2,616,958          2,686,564          2,646,422
-----------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                  5,037,778          7,377,290          9,980,403          5,718,476
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                       6,413             17,873             17,813              7,034(a)
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                      409,650            490,467            213,445            121,200
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                        99,155            196,797              3,616(f)             N/A
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                         3,678             11,852             22,302             27,420
-----------------------------------------------------------------------------------------------------------------------
Select Value                                        111,119             22,567             23,335             16,415(a)
-----------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                        4,437             16,686             10,692             33,970
-----------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                               1,178,563            937,151            742,376            770,263
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value                                     704,324          1,323,666            742,999            579,839
-----------------------------------------------------------------------------------------------------------------------

 *    In 2006, all funds except Core Equity changed fiscal year ends from Aug.
      31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006 for these funds. For Core
      Equity, the information shown is from Jan. 1, 2006 through Dec. 31, 2006.

** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

(c)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(d) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(e) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(f)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 38

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes.


          TABLE 6. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES


----------------------------------------------------------------------------------------------------------------------------------
                                                    BROKERAGE DIRECTED FOR RESEARCH*
                                       --------------------------------------------------------
                                                                        AMOUNT OF COMMISSIONS               TURNOVER RATES
               FUND                       AMOUNT OF TRANSACTIONS           IMPUTED OR PAID
                                       -------------------------------------------------------------------------------------------
                                          9/1/06 -       9/1/05 -       9/1/06 -       9/1/05 -
                                         12/31/06**     8/31/06***     12/31/06**     8/31/06***     2006**    2006***     2005
----------------------------------------------------------------------------------------------------------------------------------
Balanced                               $ 36,928,737   $171,156,255      $ 49,821     $  197,207        38%       130%       131%
----------------------------------------------------------------------------------------------------------------------------------
Cash Management                                   0              0             0              0       N/A        N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Core Bond                                         0              0             0              0       106        319(a)     339(a)
----------------------------------------------------------------------------------------------------------------------------------
Core Equity                              97,639,480            N/A       128,888            N/A        73        N/A        121
----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                  0              0             0              0       109        292(a)     293(a)
----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                46,266,448    331,232,813        38,461        315,148         5         27         25
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                  0              0             0              0        46        146        120
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                 0              0(b)          0              0(b)      3          3(b)     N/A
----------------------------------------------------------------------------------------------------------------------------------
Global Bond                                       0              0             0              0        20         65         79
----------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities             0              0             0              0         0         75         29(c)
----------------------------------------------------------------------------------------------------------------------------------
Growth                                   56,764,229    156,632,507        83,847        278,332        30        156        154
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                   0              0             0              0        29        106        106
----------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                              0              0             0              0        29         87         93
----------------------------------------------------------------------------------------------------------------------------------
International Opportunity                         0              0             0              0        20         74         90
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                        192,374,502    686,608,959       281,325      1,011,992        21         85        132
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                              30,980      2,071,618            69          2,342        13         49         52
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                           78,195,359    195,034,425        92,837        199,554        24         43         34
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                             2,455,035     21,599,409         1,943         27,976         4         60          7(d)
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                     0              0             0              0         2          6          5
----------------------------------------------------------------------------------------------------------------------------------
Select Value                             32,381,244     13,943,804        17,379         20,265       112         35         31
----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                    0              0             0              0        58        236        171
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                       1,080,030              0         4,775              0        74        132        112
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                          54,191,899    289,804,460        56,119        115,870        23        102         65
----------------------------------------------------------------------------------------------------------------------------------

  * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research.
      RiverSource also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.

 **   In 2006, all funds except Core Equity changed fiscal year ends from Aug.
      31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006 for these funds. For Core
      Equity, the information shown is from Jan. 1, 2006 through Dec. 31, 2006.

*** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

(a) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.

(b)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(c) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(d)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 39

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below.


               TABLE 7. SECURITIES OF REGULAR BROKERS OR DEALERS


---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE OF SECURITIES OWNED
                 FUND                                              ISSUER                                AT END OF FISCAL PERIOD*
---------------------------------------------------------------------------------------------------------------------------------
Balanced                                 Bear Stearns Commercial Mtge Securities                                      $ 6,830,292
                                         ----------------------------------------------------------------------------------------
                                         Bear Stearns Adjustable Rate Mortgage Trust                                    1,532,074
                                         ----------------------------------------------------------------------------------------
                                         ChaseFlex Trust                                                                2,335,511
                                         ----------------------------------------------------------------------------------------
                                         Citigroup                                                                     50,861,831
                                         ----------------------------------------------------------------------------------------
                                         Citigroup Commercial Mtge Trust                                                1,721,318
                                         ----------------------------------------------------------------------------------------
                                         Citigroup/Deutsche Bank Commercial Mtge Trust                                    774,901
                                         ----------------------------------------------------------------------------------------
                                         CS First Boston Mtge Securities                                                5,503,130
                                         ----------------------------------------------------------------------------------------
                                         Franklin Resources                                                             3,346,854
                                         ----------------------------------------------------------------------------------------
                                         GS Mortgage Securities II                                                      1,484,101
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase & Co.                                                         24,756,407
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase Commercial Mtge Securities                                    20,789,384
                                         ----------------------------------------------------------------------------------------
                                         LB-UBS Commercial Mtge Trust                                                  10,849,908
                                         ----------------------------------------------------------------------------------------
                                         LaBranche & Co.                                                                  269,375
                                         ----------------------------------------------------------------------------------------
                                         Legg Mason                                                                     1,294,106
                                         ----------------------------------------------------------------------------------------
                                         Lehman Brothers Holdings                                                      15,535,100
                                         ----------------------------------------------------------------------------------------
                                         Merrill Lynch & Co.                                                           14,564,564
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley                                                                15,021,311
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley Capital 1                                                       8,448,156
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley, Dean Witter Capital 1                                          3,327,682
                                         ----------------------------------------------------------------------------------------
                                         PNC Financial Services Group                                                   6,436,297
---------------------------------------------------------------------------------------------------------------------------------
Cash Management                          Bear Stearns Companies                                                        31,884,063
                                         ----------------------------------------------------------------------------------------
                                         Citigroup Funding                                                              9,881,650
                                         ----------------------------------------------------------------------------------------
                                         Credit Suisse First Boston NY                                                 13,000,000
                                         ----------------------------------------------------------------------------------------
                                         Goldman Sachs Group                                                            5,000,000
                                         ----------------------------------------------------------------------------------------
                                         Lehman Brothers Holdings                                                      13,000,000
                                         ----------------------------------------------------------------------------------------
                                         Merrill Lynch & Co.                                                           20,000,000
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley                                                                 5,278,554
---------------------------------------------------------------------------------------------------------------------------------
Core Bond                                Bear Stearns Adjustable Rate Mortgage Trust                                      145,912
                                         ----------------------------------------------------------------------------------------
                                         Bear Stearns Commercial Mtg Securities                                           393,197
                                         ----------------------------------------------------------------------------------------
                                         Citigroup Commercial Mtge Trust                                                   76,503
                                         ----------------------------------------------------------------------------------------
                                         Citigroup/Deutsche Bank Commercial Mtge Trust                                     49,994
                                         ----------------------------------------------------------------------------------------
                                         Credit Suisse Mortgage Capital Ctfs                                              303,894
                                         ----------------------------------------------------------------------------------------
                                         CS First Boston Mtge Securities                                                  437,176
                                         ----------------------------------------------------------------------------------------
                                         GS Mortgage Securities II                                                        201,128
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase Commercial Mtge Securities                                     1,547,884
                                         ----------------------------------------------------------------------------------------
                                         LB-UBS Commercial Mtge Trust                                                     779,992
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley Capital 1                                                         603,098
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley, Dean Witter Capital 1                                            232,163
---------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 40

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE OF SECURITIES OWNED
                 FUND                                              ISSUER                                AT END OF FISCAL PERIOD*
---------------------------------------------------------------------------------------------------------------------------------
Core Equity                              Bear Stearns Companies                                                           228,218
                                         ----------------------------------------------------------------------------------------
                                         Charles Schwab                                                                   179,862
                                         ----------------------------------------------------------------------------------------
                                         Citigroup                                                                      8,562,483
                                         ----------------------------------------------------------------------------------------
                                         Franklin Resources                                                             1,226,302
                                         ----------------------------------------------------------------------------------------
                                         Goldman Sachs Group                                                              965,452
                                         ----------------------------------------------------------------------------------------
                                         Legg Mason                                                                       145,236
                                         ----------------------------------------------------------------------------------------
                                         Lehman Brothers Holdings                                                       2,142,285
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase & Co.                                                          4,527,787
                                         ----------------------------------------------------------------------------------------
                                         Merrill Lynch & Co.                                                            2,482,977
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley                                                                 2,585,239
                                         ----------------------------------------------------------------------------------------
                                         Nuveen Investments                                                                35,486
                                         ----------------------------------------------------------------------------------------
                                         PNC Financial Services Group                                                     931,423
---------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                         Bear Stearns Adjustable Rate Mortgage Trust                                    5,496,011
                                         ----------------------------------------------------------------------------------------
                                         Bear Stearns Commercial Mtge Securities                                        8,319,313
                                         ----------------------------------------------------------------------------------------
                                         Citigroup                                                                      3,332,154
                                         ----------------------------------------------------------------------------------------
                                         Citigroup Commercial Mtge Trust                                                3,060,121
                                         ----------------------------------------------------------------------------------------
                                         Citigroup/Deutsche Bank Commercial Mtge Trust                                  1,749,777
                                         ----------------------------------------------------------------------------------------
                                         Credit Suisse Mortgage Capital Ctfs                                           16,939,840
                                         ----------------------------------------------------------------------------------------
                                         CS First Boston Mtge Securities                                               22,989,185
                                         ----------------------------------------------------------------------------------------
                                         GS Mortgage Securities II                                                      8,019,737
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase Commercial Mtge Securities                                    60,603,639
                                         ----------------------------------------------------------------------------------------
                                         LaBranche & Co.                                                                  651,888
                                         ----------------------------------------------------------------------------------------
                                         LB-UBS Commercial Mtge Trust                                                  33,181,783
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley Capital 1                                                      24,083,377
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley, Dean Witter Capital 1                                         11,154,184
---------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                Citigroup                                                                    106,586,350
                                         ----------------------------------------------------------------------------------------
                                         Merrill Lynch & Co.                                                           21,082,867
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley                                                                10,380,452
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                         None                                                                                 N/A
---------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                        Citigroup                                                                      9,004,462
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase & Co.                                                         16,706,970
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley                                                                 2,809,335
---------------------------------------------------------------------------------------------------------------------------------
Global Bond                              Bear Stearns Commercial Mtge Securities                                        2,722,527
                                         ----------------------------------------------------------------------------------------
                                         Citigroup                                                                      4,823,747
                                         ----------------------------------------------------------------------------------------
                                         Citigroup Commercial Mtge Trust                                                1,714,278
                                         ----------------------------------------------------------------------------------------
                                         Citigroup/Deutsche Bank Commercial Mtge Trust                                  1,074,863
                                         ----------------------------------------------------------------------------------------
                                         Credit Suisse Mortgage Capital Ctfs                                            1,154,886
                                         ----------------------------------------------------------------------------------------
                                         CS First Boston Mtge Securities                                                2,580,767
                                         ----------------------------------------------------------------------------------------
                                         GS Mortgage Securities II                                                      4,951,995
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase Commercial Mtge Securities                                    13,044,793
                                         ----------------------------------------------------------------------------------------
                                         LB-UBS Commercial Mtge Trust                                                   6,575,085
                                         ----------------------------------------------------------------------------------------
                                         LaBranche & Co.                                                                  210,113
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley Capital I                                                       5,636,595
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley, Dean Witter Capital I                                          2,502,210
---------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 41

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE OF SECURITIES OWNED
                 FUND                                              ISSUER                                AT END OF FISCAL PERIOD*
---------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities    None                                                                                 N/A
---------------------------------------------------------------------------------------------------------------------------------
Growth                                   None                                                                                 N/A
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                          LaBranche & Co.                                                               11,775,800
---------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                     LaBranche & Co.                                                                3,372,575
---------------------------------------------------------------------------------------------------------------------------------
International Opportunity                Credit Suisse Group                                                           14,637,813
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                         Bear Stearns Companies                                                         1,836,158
                                         ----------------------------------------------------------------------------------------
                                         Charles Schwab                                                                 1,458,004
                                         ----------------------------------------------------------------------------------------
                                         Citigroup                                                                     70,481,665
                                         ----------------------------------------------------------------------------------------
                                         Franklin Resources                                                            10,242,846
                                         ----------------------------------------------------------------------------------------
                                         Goldman Sachs Group                                                            8,064,306
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase & Co.                                                         37,819,866
                                         ----------------------------------------------------------------------------------------
                                         Legg Mason                                                                     1,178,145
                                         ----------------------------------------------------------------------------------------
                                         Lehman Brothers Holdings                                                      18,034,471
                                         ----------------------------------------------------------------------------------------
                                         Merrill Lynch & Co.                                                           20,740,165
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley                                                                21,594,014
                                         ----------------------------------------------------------------------------------------
                                         Nuveen Investments Cl A                                                          286,378
                                         ----------------------------------------------------------------------------------------
                                         PNC Financial Services Group                                                   7,853,719
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                          Citigroup                                                                        871,148
                                         ----------------------------------------------------------------------------------------
                                         Franklin Resources                                                                61,255
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase & Co.                                                            431,078
                                         ----------------------------------------------------------------------------------------
                                         Legg Mason                                                                        23,667
                                         ----------------------------------------------------------------------------------------
                                         Lehman Brothers Holdings                                                         285,137
                                         ----------------------------------------------------------------------------------------
                                         Merrill Lynch & Co.                                                              266,732
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley                                                                   275,152
                                         ----------------------------------------------------------------------------------------
                                         PNC Financial Services Group                                                     117,650
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                           Legg Mason                                                                     3,667,884
                                         ----------------------------------------------------------------------------------------
                                         TD Ameritrade Holding                                                          8,466,751
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                            None                                                                                 N/A
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                            Ameriprise Financial                                                             399,267
                                         ----------------------------------------------------------------------------------------
                                         Bear Stearns Companies                                                           577,381
                                         ----------------------------------------------------------------------------------------
                                         Charles Schwab                                                                   598,882
                                         ----------------------------------------------------------------------------------------
                                         Citigroup                                                                      8,285,430
                                         ----------------------------------------------------------------------------------------
                                         E*Trade Financial                                                                289,891
                                         ----------------------------------------------------------------------------------------
                                         Franklin Resources                                                               555,808
                                         ----------------------------------------------------------------------------------------
                                         Goldman Sachs Group                                                            2,570,617
                                         ----------------------------------------------------------------------------------------
                                         JP Morgan Chase & Co.                                                          5,072,225
                                         ----------------------------------------------------------------------------------------
                                         Legg Mason                                                                       377,824
                                         ----------------------------------------------------------------------------------------
                                         Lehman Brothers Holdings                                                       1,253,670
                                         ----------------------------------------------------------------------------------------
                                         Merrill Lynch & Co.                                                            2,491,077
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley                                                                 2,609,586
                                         ----------------------------------------------------------------------------------------
                                         PNC Financial Services Group                                                     658,512
---------------------------------------------------------------------------------------------------------------------------------
Select Value                             Bear Stearns Companies                                                           146,502
---------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government           Citigroup Commercial Mtge Trust                                                3,981,207
                                         ----------------------------------------------------------------------------------------
                                         Morgan Stanley Mtge Loan Trust                                                 1,201,637
---------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 42

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE OF SECURITIES OWNED
                 FUND                                              ISSUER                                AT END OF FISCAL PERIOD*
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                      Knight Capital Group Cl A                                                        888,970
                                         ----------------------------------------------------------------------------------------
                                         LaBranche & Co.                                                                  345,043
                                         ----------------------------------------------------------------------------------------
                                         Piper Jaffray Companies                                                          586,350
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                          Knight Capital Group Cl A                                                      1,395,576
                                         ----------------------------------------------------------------------------------------
                                         LaBranche & Co.                                                                  433,503
---------------------------------------------------------------------------------------------------------------------------------

*     All funds except Core Equity changed fiscal year ends in 2006 from Aug.
      31 to Dec. 31. The information shown is as of Dec. 31, 2006.


BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table.


    TABLE 8. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES


------------------------------------------------------------------------------------------------------------------------------------
                                                                                PERCENT OF
                                                                                AGGREGATE
                                                      AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE    AGGREGATE
                                                        DOLLAR                  AMOUNT OF       DOLLAR       DOLLAR       DOLLAR
                                                      AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF    AMOUNT OF
                                                     COMMISSIONS   AGGREGATE    INVOLVING    COMMISSIONS  COMMISSIONS  COMMISSIONS
                                         NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO      PAID TO
           FUND              BROKER     AFFILIATION     BROKER    COMMISSIONS  COMMISSIONS      BROKER       BROKER       BROKER
                           ---------------------------------------------------------------------------------------------------------
                                                         2006*                                  2006**        2005         2004
------------------------------------------------------------------------------------------------------------------------------------
Balanced                   American             (1)       $  0                                  $  0        $3,299***  $10,766***
                           Enterprise
                           Investment
                           Services,
                           Inc. (AEIS)
------------------------------------------------------------------------------------------------------------------------------------
Cash Management            None                                                                    0             0           0
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                  None                                                                    0             0           0(a)
------------------------------------------------------------------------------------------------------------------------------------
Core Equity                None                                                                  N/A             0           0(b)
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond           None                                                                    0             0           0
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income  AEIS                 (1)          0                                     0         1,052***    3,759***
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets           None                                                                    0             0           0
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value          None                                                                    0(c)        N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                None                                                                    0             0           0
------------------------------------------------------------------------------------------------------------------------------------
Global Inflation           None                                                                    0             0(d)      N/A
Protected Securities
------------------------------------------------------------------------------------------------------------------------------------
Growth                     AEIS                 (1)          0                                     0           714***   24,351***
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 43

------------------------------------------------------------------------------------------------------------------------------------
                                                                                PERCENT OF
                                                                                AGGREGATE
                                                      AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE    AGGREGATE
                                                        DOLLAR                  AMOUNT OF       DOLLAR       DOLLAR       DOLLAR
                                                      AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF    AMOUNT OF
                                                     COMMISSIONS   AGGREGATE    INVOLVING    COMMISSIONS  COMMISSIONS  COMMISSIONS
                                         NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO      PAID TO
           FUND              BROKER     AFFILIATION     BROKER    COMMISSIONS  COMMISSIONS      BROKER       BROKER       BROKER
                           ---------------------------------------------------------------------------------------------------------
                                                         2006*                                  2006**        2005         2004
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond            None                                                                    0             0           0
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities       None                                                                    0             0           0(e)
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity  None                                                                    0             0           0
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity           AEIS                 (1)          0                                     0        14,132***   45,985***
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value            AEIS                 (1)          0                                     0             0          17***(a)
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth             AEIS                 (1)          0                                     0             0       1,650***
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value              None                                                                    0             0(f)      N/A
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index              None                                                                    0             0           0
------------------------------------------------------------------------------------------------------------------------------------
Select Value               Gabelli              (2)        112          0.20%         0.13%      100         3,655      11,460(a)
                           Company
------------------------------------------------------------------------------------------------------------------------------------
Short Duration             None                                                                    0             0           0
U.S. Government
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage        None                                                                    0             0           0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value            M.J.                 (3)          0                                     0             0      45,845
                           Whitman LLC
                           ---------------------------------------------------------------------------------------------------------
                           Goldman              (4)          0                                   200           457       3,806
                           Sachs
                           ---------------------------------------------------------------------------------------------------------
                           Legg Mason           (5)          0                                     0           297           0
                           Wood
                           Walker, Inc.
------------------------------------------------------------------------------------------------------------------------------------

  *   In 2006, all funds except Core Equity changed fiscal year ends from Aug.
      31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006 for these funds. For Core
      Equity, the information shown is from Jan. 1, 2006 through Dec. 31, 2006.

 ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

***   Represents brokerage clearing fees.

(1)   Wholly-owned subsidiary of Ameriprise Financial.

(2) Affiliate of GAMCO Asset Management, Inc., a former subadviser, terminated Sept. 29, 2006.

(3) Affiliate of Third Avenue Management LLC., a former subadviser, terminated March 15, 2004.

(4) Affiliate of Goldman Sachs Management L.P., a former subadviser, terminated April 24, 2006.

(5)   Affiliate of Royce & Associates, LLC., a former subadviser, terminated
      April 24, 2006.

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

(c)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(d) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(e) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(f)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 44

VALUING FUND SHARES


As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table.


                          TABLE 9. VALUING FUND SHARES


----------------------------------------------------------------------------------------------------------
                FUND*                     NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
----------------------------------------------------------------------------------------------------------
Balanced                                $2,070,795,869          132,634,421                         $15.61
----------------------------------------------------------------------------------------------------------
Cash Management                          1,055,267,058        1,055,643,426                           1.00
----------------------------------------------------------------------------------------------------------
Core Bond                                   66,042,944            6,729,729                           9.81
----------------------------------------------------------------------------------------------------------
Core Equity                                432,417,395           39,416,294                          10.97
----------------------------------------------------------------------------------------------------------
Diversified Bond                         2,744,818,964          262,116,403                          10.47
----------------------------------------------------------------------------------------------------------
Diversified Equity Income                3,446,087,033          222,659,395                          15.48
----------------------------------------------------------------------------------------------------------
Emerging Markets                           547,637,610           31,562,840                          17.35
----------------------------------------------------------------------------------------------------------
Fundamental Value                          396,870,186           36,355,344                          10.92
----------------------------------------------------------------------------------------------------------
Global Bond                                781,822,390           71,707,326                          10.90
----------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities      581,691,472           59,613,312                           9.76
----------------------------------------------------------------------------------------------------------
Growth                                     639,730,289           85,310,379                           7.50
----------------------------------------------------------------------------------------------------------
High Yield Bond                          1,215,674,868          177,360,389                           6.85
----------------------------------------------------------------------------------------------------------
Income Opportunities                       409,460,346           39,686,904                          10.32
----------------------------------------------------------------------------------------------------------
International Opportunity                1,310,729,039           99,394,884                          13.19
----------------------------------------------------------------------------------------------------------
Large Cap Equity                         3,737,379,428          149,252,411                          25.04
----------------------------------------------------------------------------------------------------------
Large Cap Value                             25,361,099            2,074,264                          12.23
----------------------------------------------------------------------------------------------------------
Mid Cap Growth                             689,790,123           60,407,816                          11.42
----------------------------------------------------------------------------------------------------------
Mid Cap Value                              370,472,775           27,471,975                          13.49
----------------------------------------------------------------------------------------------------------
S&P 500 Index                              391,850,253           40,847,131                           9.59
----------------------------------------------------------------------------------------------------------
Select Value                                28,479,124            2,503,889                          11.37
----------------------------------------------------------------------------------------------------------
Short Duration U.S. Government             457,013,631           45,108,468                          10.13
----------------------------------------------------------------------------------------------------------
Small Cap Advantage                        219,798,672           16,874,236                          13.03
----------------------------------------------------------------------------------------------------------
Small Cap Value                            618,628,695           41,553,625                          14.89
----------------------------------------------------------------------------------------------------------

*     All funds except Core Equity changed fiscal year ends in 2006 from Aug.
      31 to Dec. 31. The information shown is as of Dec. 31, 2006.


FOR FUNDS OTHER THAN MONEY MARKETS FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

      o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

      o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

      o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

      o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

      o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 45

      o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

      o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

      o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

      o Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

      o When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 46

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the fund's website (riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.


In addition, the investment manager makes publicly available, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally as of a month-end and is not released until it is at least thirty (30) days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI), such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Institutional Shareholder Services), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.),
(2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley) and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 47
potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.


Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING


GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS - The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

      o The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

      o The Board supports annual election of all directors and proposals to eliminate classes of directors.

      o In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings and, in general, will vote against nominees who are determined to have been involved in options backdating.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 48

      o The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

      o Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS - The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS - The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES - The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES - The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 49

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) - Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN - As a general rule, the Board refrains from voting securities loaned out under its security lending program because the costs and lost revenue to the funds combined with the administrative effects of recalling the securities generally outweigh the benefit of voting the proxy. While the funds' administrator does not assess the economic impact and benefit of voting loaned securities on a case-by-case basis, it is possible that a situation may arise where loaned securities are recalled in order to vote the proxy associated with those shares.

INVESTMENT IN AFFILIATED FUNDS - Certain RiverSource funds may invest in shares of other RiverSource funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the RiverSource funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.


SELLING SHARES

A fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

      o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

      o Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

      o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

Each fund and RiverSource Service Corporation reserve the right to reject any business, in its sole discretion.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 50

CAPITAL LOSS CARRYOVER


For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

                       TABLE 10. CAPITAL LOSS CARRYOVER

-------------------------------------------------------------------------------------
                        TOTAL         AMOUNT       AMOUNT       AMOUNT       AMOUNT
                    CAPITAL LOSS   EXPIRING IN  EXPIRING IN  EXPIRING IN  EXPIRING IN
      FUND*          CARRYOVERS        2007         2008         2009         2010
-------------------------------------------------------------------------------------
Balanced           $   35,624,602            0   35,624,602            0            0
-------------------------------------------------------------------------------------
Cash Management               968          818            0            0            0
-------------------------------------------------------------------------------------
Core Bond                 636,372            0            0            0            0
-------------------------------------------------------------------------------------
Core Equity                     0
-------------------------------------------------------------------------------------
Diversified Bond      140,432,283   53,324,465   47,894,894    9,863,475   15,651,826
-------------------------------------------------------------------------------------
Diversified
Equity Income                   0
-------------------------------------------------------------------------------------
Emerging Markets                0
-------------------------------------------------------------------------------------
Fundamental Value               0
-------------------------------------------------------------------------------------
Global Bond               527,778            0            0            0            0
-------------------------------------------------------------------------------------
Global Inflation
Protected
Securities              1,165,851            0            0            0            0
-------------------------------------------------------------------------------------
Growth                 80,007,343            0            0            0   75,486,831
-------------------------------------------------------------------------------------
High Yield Bond       287,387,619            0    9,616,792  100,694,093  106,316,241
-------------------------------------------------------------------------------------
Income
Opportunities                   0
-------------------------------------------------------------------------------------
International
Opportunity           434,867,848            0   17,527,276  304,876,014   90,583,080
-------------------------------------------------------------------------------------
Large Cap Equity      145,318,120   27,959,838   34,622,634    7,516,387   75,219,261
-------------------------------------------------------------------------------------
Large Cap Value                 0
-------------------------------------------------------------------------------------
Mid Cap Growth      1,117,336,399            0  767,257,789  310,534,170   39,544,440
-------------------------------------------------------------------------------------
Mid Cap Value                   0
-------------------------------------------------------------------------------------
S&P 500 Index                   0
-------------------------------------------------------------------------------------
Select Value                    0
-------------------------------------------------------------------------------------
Short Duration
U.S. Government        11,387,600            0            0            0       68,450
-------------------------------------------------------------------------------------
Small Cap
Advantage                       0
-------------------------------------------------------------------------------------
Small Cap Value                 0
-------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                      AMOUNT       AMOUNT       AMOUNT       AMOUNT      AMOUNT
                   EXPIRING IN  EXPIRING IN  EXPIRING IN  EXPIRING IN  EXPIRING IN
      FUND*            2011         2012         2013         2014        2015
----------------------------------------------------------------------------------
Balanced                     0            0            0            0            0
----------------------------------------------------------------------------------
Cash Management              0            0          150            0            0
----------------------------------------------------------------------------------
Core Bond                    0            0      171,449      394,277       70,646
----------------------------------------------------------------------------------
Core Equity
----------------------------------------------------------------------------------
Diversified Bond     4,231,263            0    7,546,166            0    1,920,194
----------------------------------------------------------------------------------
Diversified
Equity Income
----------------------------------------------------------------------------------
Emerging Markets
----------------------------------------------------------------------------------
Fundamental Value
----------------------------------------------------------------------------------
Global Bond                  0            0      122,441      185,503      219,834
----------------------------------------------------------------------------------
Global Inflation
Protected
Securities                   0            0            0    1,165,851            0
----------------------------------------------------------------------------------
Growth                       0            0            0    3,482,953    1,037,559
----------------------------------------------------------------------------------
High Yield Bond              0            0      760,493            0            0
----------------------------------------------------------------------------------
Income
Opportunities
----------------------------------------------------------------------------------
International
Opportunity         21,881,478            0            0            0            0
----------------------------------------------------------------------------------
Large Cap Equity             0            0            0            0            0
----------------------------------------------------------------------------------
Large Cap Value
----------------------------------------------------------------------------------
Mid Cap Growth               0            0            0            0            0
----------------------------------------------------------------------------------
Mid Cap Value
----------------------------------------------------------------------------------
S&P 500 Index
----------------------------------------------------------------------------------
Select Value
----------------------------------------------------------------------------------
Short Duration
U.S. Government              0    4,186,493    3,894,750    3,130,115      107,792
----------------------------------------------------------------------------------
Small Cap
Advantage
----------------------------------------------------------------------------------
Small Cap Value
----------------------------------------------------------------------------------

*     All funds except Core Equity changed fiscal year ends in 2006 from Aug.
      31 to Dec. 31. The information shown is as of Dec. 31, 2006.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 51

TAXES

A fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The Internal Revenue Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 52

AGREEMENTS

INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

        TABLE 11. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE


---------------------------------------------------------------------------------------------------------
                                                             ANNUAL RATE AT     DAILY RATE ON LAST DAY OF
                   FUND                 ASSETS (BILLIONS)   EACH ASSET LEVEL   MOST RECENT FISCAL PERIOD*
---------------------------------------------------------------------------------------------------------
Balanced                                First $1.0               0.530%                  0.516%
                                        Next 1.0                 0.505
                                        Next 1.0                 0.480
                                        Next 3.0                 0.455
                                        Next 1.5                 0.430
                                        Next 2.5                 0.410
                                        Next 5.0                 0.390
                                        Next 9.0                 0.370
                                        Over 24.0                0.350
---------------------------------------------------------------------------------------------------------
Cash Management                         First $1.0               0.330                   0.329
                                        Next 0.5                 0.313
                                        Next 0.5                 0.295
                                        Next 0.5                 0.278
                                        Next 2.5                 0.260
                                        Next 1.0                 0.240
                                        Next 1.5                 0.220
                                        Next 1.5                 0.215
                                        Next 1.0                 0.190
                                        Next 5.0                 0.180
                                        Next 5.0                 0.170
                                        Next 4.0                 0.160
                                        Over 24.0                0.150
---------------------------------------------------------------------------------------------------------
Core Bond                               First $1.0               0.480         Core Bond - 0.480
Diversified Bond                        Next 1.0                 0.455         Diversified Bond - 0.457
                                        Next 1.0                 0.430
                                        Next 3.0                 0.405
                                        Next 1.5                 0.380
                                        Next 1.5                 0.365
                                        Next 1.0                 0.360
                                        Next 5.0                 0.350
                                        Next 5.0                 0.340
                                        Next 4.0                 0.330
                                        Next 26.0                0.310
                                        Over 50.0                0.290
---------------------------------------------------------------------------------------------------------
Core Equity                             All                      0.400                   0.400
---------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 53

---------------------------------------------------------------------------------------------------------
                                                             ANNUAL RATE AT     DAILY RATE ON LAST DAY OF
                   FUND                 ASSETS (BILLIONS)   EACH ASSET LEVEL   MOST RECENT FISCAL PERIOD*
---------------------------------------------------------------------------------------------------------
Diversified Equity Income               First $1.0               0.600         Diversified Equity
Growth                                  Next 1.0                 0.575         Income - 0.569
Large Cap Equity                        Next 1.0                 0.550         Growth - 0.600
Large Cap Value                         Next 3.0                 0.525         Large Cap Equity - 0.565
                                        Next 1.5                 0.500         Large Cap Value - 0.600
                                        Next 2.5                 0.485
                                        Next 5.0                 0.470
                                        Next 5.0                 0.450
                                        Next 4.0                 0.425
                                        Next 26.0                0.400
                                        Over 50.0                0.375
---------------------------------------------------------------------------------------------------------
Emerging Markets                        First $0.25              1.100                   1.087
                                        Next 0.25                1.080
                                        Next 0.25                1.060
                                        Next 0.25                1.040
                                        Next 1.0                 1.020
                                        Next 5.5                 1.000
                                        Next 2.5                 0.985
                                        Next 5.0                 0.970
                                        Next 5.0                 0.960
                                        Next 4.0                 0.935
                                        Next 26.0                0.920
                                        Over 50.0                0.900
---------------------------------------------------------------------------------------------------------
Fundamental Value                       First $0.5               0.730                   0.730
                                        Next 0.5                 0.705
                                        Next 1.0                 0.680
                                        Next 1.0                 0.655
                                        Next 3.0                 0.630
                                        Over 6.0                 0.600
---------------------------------------------------------------------------------------------------------
Global Bond                             First $0.25              0.720                   0.693
                                        Next 0.25                0.695
                                        Next 0.25                0.670
                                        Next 0.25                0.645
                                        Next 6.5                 0.620
                                        Next 2.5                 0.605
                                        Next 5.0                 0.590
                                        Next 5.0                 0.580
                                        Next 4.0                 0.560
                                        Next 26.0                0.540
                                        Over 50.0                0.520
---------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities   First $1.0               0.440                   0.440
                                        Next 1.0                 0.415
                                        Next 1.0                 0.390
                                        Next 3.0                 0.365
                                        Next 1.5                 0.340
                                        Next 1.5                 0.325
                                        Next 1.0                 0.320
                                        Next 5.0                 0.310
                                        Next 5.0                 0.300
                                        Next 4.0                 0.290
                                        Next 26.0                0.270
                                        Over 50.0                0.250
---------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 54

---------------------------------------------------------------------------------------------------------
                                                             ANNUAL RATE AT     DAILY RATE ON LAST DAY OF
                   FUND                 ASSETS (BILLIONS)   EACH ASSET LEVEL   MOST RECENT FISCAL PERIOD*
---------------------------------------------------------------------------------------------------------
High Yield Bond                         First $1.0               0.590                   0.586
                                        Next 1.0                 0.565
                                        Next 1.0                 0.540
                                        Next 3.0                 0.515
                                        Next 1.5                 0.490
                                        Next 1.5                 0.475
                                        Next 1.0                 0.450
                                        Next 5.0                 0.435
                                        Next 5.0                 0.425
                                        Next 4.0                 0.400
                                        Next 26.0                0.385
                                        Over 50.0                0.360
---------------------------------------------------------------------------------------------------------
Income Opportunities                    First $1.0               0.610                   0.610
                                        Next 1.0                 0.585
                                        Next 1.0                 0.560
                                        Next 3.0                 0.535
                                        Next 1.5                 0.510
                                        Next 1.5                 0.495
                                        Next 1.0                 0.470
                                        Next 5.0                 0.455
                                        Next 5.0                 0.445
                                        Next 4.0                 0.420
                                        Next 26.0                0.405
                                        Over 50.0                0.380
---------------------------------------------------------------------------------------------------------
International Opportunity               First $0.25              0.800                   0.748
                                        Next 0.25                0.775
                                        Next 0.25                0.750
                                        Next 0.25                0.725
                                        Next 1.0                 0.700
                                        Next 5.5                 0.675
                                        Next 2.5                 0.660
                                        Next 5.0                 0.645
                                        Next 5.0                 0.635
                                        Next 4.0                 0.610
                                        Next 26.0                0.600
                                        Over 50.0                0.570
---------------------------------------------------------------------------------------------------------
Mid Cap Growth                          First $1.0               0.700         Mid Cap Growth - 0.700
Mid Cap Value                           Next 1.0                 0.675         Mid Cap Value - 0.700
                                        Next 1.0                 0.650
                                        Next 3.0                 0.625
                                        Next 1.5                 0.600
                                        Next 2.5                 0.575
                                        Next 5.0                 0.550
                                        Next 9.0                 0.525
                                        Next 26.0                0.500
                                        Over 50.0                0.475
---------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 55

---------------------------------------------------------------------------------------------------------
                                                             ANNUAL RATE AT     DAILY RATE ON LAST DAY OF
                   FUND                 ASSETS (BILLIONS)   EACH ASSET LEVEL   MOST RECENT FISCAL PERIOD*
---------------------------------------------------------------------------------------------------------
S&P 500 Index                           First $1.0               0.220                   0.220
                                        Next 1.0                 0.210
                                        Next 1.0                 0.200
                                        Next 4.5                 0.190
                                        Next 2.5                 0.180
                                        Next 5.0                 0.170
                                        Next 9.0                 0.160
                                        Next 26.0                0.140
                                        Over 50.0                0.120
---------------------------------------------------------------------------------------------------------
Select Value                            First $0.50              0.780                   0.780
                                        Next 0.50                0.755
                                        Next 1.00                0.730
                                        Next 1.00                0.705
                                        Next 3.00                0.680
                                        Over 6.00                0.650
---------------------------------------------------------------------------------------------------------
Short Duration U.S. Government          First $1.0               0.480                   0.480
                                        Next 1.0                 0.455
                                        Next 1.0                 0.430
                                        Next 3.0                 0.405
                                        Next 1.5                 0.380
                                        Next 1.5                 0.365
                                        Next 1.0                 0.340
                                        Next 5.0                 0.325
                                        Next 5.0                 0.315
                                        Next 4.0                 0.290
                                        Next 26.0                0.275
                                        Over 50.0                0.250
---------------------------------------------------------------------------------------------------------
Small Cap Advantage                     First $0.25              0.790                   0.790
                                        Next 0.25                0.765
                                        Next 0.25                0.740
                                        Next 0.25                0.715
                                        Next 1.00                0.690
                                        Over 2.00                0.665
---------------------------------------------------------------------------------------------------------
Small Cap Value                         First $0.25              0.970                   0.950
                                        Next 0.25                0.945
                                        Next 0.25                0.920
                                        Next 0.25                0.895
                                        Over 1.00                0.870
---------------------------------------------------------------------------------------------------------

*     All funds except Core Equity changed fiscal year ends in 2006 from Aug.
      31 to Dec. 31. The information shown is as of Dec. 31, 2006.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 56

For Balanced and Equity Funds, except for Core Equity and S&P 500 Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to the Lipper Index (Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table.

                            TABLE 12. LIPPER INDEXES


-------------------------------------------------------------------------------------------------------------------------
                                                                                      FEE INCREASE OR     FEE INCREASE OR
           FUND                                   LIPPER INDEX                          (DECREASE)*        (DECREASE)**
-------------------------------------------------------------------------------------------------------------------------
Balanced                            Lipper Balanced Funds Index                         $   270,785        $  (926,803)
-------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income           Lipper Equity Income Funds Index                        722,447          2,011,544
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets                    Lipper Emerging Markets Funds Index                      68,528             12,891
-------------------------------------------------------------------------------------------------------------------------
Fundamental Value                   Lipper Large-Cap Value Funds Index                      (11,517)                 0
-------------------------------------------------------------------------------------------------------------------------
Growth                              Lipper Large-Cap Growth Funds Index                     219,098             94,840
-------------------------------------------------------------------------------------------------------------------------
International Opportunity           Lipper International Large-Cap Core Funds Index          42,132            443,628
-------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                    Lipper Large-Cap Core Funds Index                        97,489           (472,064)
-------------------------------------------------------------------------------------------------------------------------
Large Cap Value                     Lipper Large-Cap Value Funds Index                            0             (6,328)
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                      Lipper Mid-Cap Growth Funds Index                      (224,965)          (211,720)
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                       Lipper Mid-Cap Value Funds Index                         16,744             14,432
-------------------------------------------------------------------------------------------------------------------------
Select Value                        Lipper Multi-Cap Value Funds Index                       (5,226)           (17,927)
-------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                 Lipper Small-Cap Core Funds Index                       (53,757)          (123,175)
-------------------------------------------------------------------------------------------------------------------------
Small Cap Value                     Lipper Small-Cap Value Funds Index                       89,900            (82,048)
-------------------------------------------------------------------------------------------------------------------------

 * In 2006, the funds changed fiscal year ends from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006.

** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.


The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

             TABLE 13. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION

------------------------------------------------------------------------------------------------------------------------------------
                         EQUITY FUNDS                                                     BALANCED FUNDS
------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE                                                        PERFORMANCE
DIFFERENCE                     ADJUSTMENT RATE                     DIFFERENCE                  ADJUSTMENT RATE
------------------------------------------------------------------------------------------------------------------------------------
0.00%-0.50%          0                                             0.00%-0.50%     0
------------------------------------------------------------------------------------------------------------------------------------
0.50%-1.00%          6 basis points times the performance          0.50%-1.00%     6 basis points times the performance
                     difference over 0.50%, times 100 (maximum                     difference over 0.50%, times 100 (maximum of
                     of 3 basis points if a 1% performance                         3 basis points if a 1% performance
                     difference)                                                   difference)
------------------------------------------------------------------------------------------------------------------------------------
1.00%-2.00%          3 basis points, plus 3 basis points times     1.00%-2.00%     3 basis points, plus 3 basis points times
                     the performance difference over 1.00%,                        the performance difference over 1.00%,
                     times 100 (maximum 6 basis points if a                        times 100 (maximum 6 basis points if a
                     2% performance difference)                                    2% performance difference)
------------------------------------------------------------------------------------------------------------------------------------
2.00%-4.00%          6 basis points, plus 2 basis points times     2.00%-3.00%     6 basis points, plus 2 basis points times
                     the performance difference over 2.00%,                        the performance difference over 2.00%,
                     times 100 (maximum 10 basis points if a                       times 100 (maximum 8 basis points if a
                     4% performance difference)                                    3% performance difference)
------------------------------------------------------------------------------------------------------------------------------------
4.00%-6.00%          10 basis points, plus 1 basis point times     3.00% or more   8 basis points
                     the performance difference over 4.00%,
                     times 100 (maximum 12 basis points if a
                     6% performance difference)
------------------------------------------------------------------------------------------------------------------------------------
6.00% or more        12 basis points
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENTS OF ADDITIONAL INFORMATION - MAY 1, 2007                     PAGE 57

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

Transitions. In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The management fee is paid monthly. For all funds other than Core Equity, under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board. For Core Equity, under the agreement, the fund also pays brokerage commissions and expenses properly payable by the fund, approved by the Board.


The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates.


              TABLE 14. MANAGEMENT FEES AND NONADVISORY EXPENSES


------------------------------------------------------------------------------------------------------------------------------------
           FUND                                MANAGEMENT FEES                                    NONADVISORY EXPENSES
                           ---------------------------------------------------------------------------------------------------------
                              2006*       2006**          2005          2004           2006*     2006**        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
Balanced                   $3,770,059  $11,773,679    $16,475,472    $14,949,024     $319,151  $  892,026    $879,722    $621,427
------------------------------------------------------------------------------------------------------------------------------------
Cash Management             1,115,733    3,099,857      3,618,791      3,943,361      102,263     301,954     239,685     153,930
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                     100,468      333,535        290,514        108,039(a)    19,405      45,781      64,359      27,209(a)
------------------------------------------------------------------------------------------------------------------------------------
Core Equity                 1,779,656          N/A      1,966,532        630,305(b)     4,472         N/A      (1,810)          0(b)
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond            3,821,877   10,386,439     10,446,764     10,267,470      275,885     804,512     654,797     486,884
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income   6,677,888   14,825,523      7,790,892      3,909,591      346,713     981,305     669,524     394,376
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets            1,766,834    3,834,039      1,128,628        333,875      171,875     582,426     207,894      83,718
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value             737,998      206,566(c)         N/A            N/A       62,722      26,363(c)      N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                 1,676,013    4,640,640      4,107,042      3,087,011       97,275     381,820     312,839     217,046
------------------------------------------------------------------------------------------------------------------------------------
Global Inflation
Protected Securities          707,400    1,164,368        167,833(d)         N/A       39,723      72,604      26,773(d)      N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth                      1,449,964    3,751,065      2,023,076      1,444,157      116,296     345,518     154,684     307,329
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond             2,316,669    7,413,897      7,533,530      6,361,088      164,022     504,788     422,329     266,908
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities          665,749      653,044        165,239         24,242(e)    40,916     102,530      35,712       6,812(e)
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity   3,169,722   10,469,388      8,953,186      6,271,576      253,643     773,530     689,296     418,998
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity            7,050,915   18,214,495     15,079,399     13,899,157      306,280   1,179,965     834,053     471,564
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                45,636      102,616         70,240         17,499(a)    13,284      24,748      21,370       7,089(a)
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENTS OF ADDITIONAL INFORMATION - MAY 1, 2007                     PAGE 58

------------------------------------------------------------------------------------------------------------------------------------
           FUND                                MANAGEMENT FEES                                    NONADVISORY EXPENSES
                           ---------------------------------------------------------------------------------------------------------
                              2006*       2006**          2005          2004           2006*     2006**        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth              1,403,857    3,286,046      1,435,137      1,207,565       83,310     196,868     130,183     212,938
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                 706,423      376,310         10,481(f)         N/A      104,609      60,873       2,251(f)      N/A
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                 275,378      952,722        973,909        691,747       36,280      74,439      (8,545)     (3,134)
------------------------------------------------------------------------------------------------------------------------------------
Select Value                   65,150      186,844        123,757         26,064(a)    12,223      35,977      25,807       5,496(a)
------------------------------------------------------------------------------------------------------------------------------------
Short Duration
U.S. Government               726,456    2,635,745      3,045,061      2,917,663       56,490     244,644     207,177     151,503
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage           518,341    1,726,941      1,757,829      1,319,284       74,048     191,340     190,155     107,639
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value             1,916,016    4,896,261      3,087,940      1,775,982      (12,306)    202,115     302,252     232,430
------------------------------------------------------------------------------------------------------------------------------------

 *    In 2006, all funds except Core Equity changed fiscal year ends from Aug.
      31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006 for these funds. For Core
      Equity, the information shown is from Jan. 1, 2006 through Dec. 31, 2006.

** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

(c)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(d) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(e) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(f)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.


MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For Cash Management, Diversified Bond, Global Bond, High Yield Bond and Short Duration U.S. Government funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 15.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENTS OF ADDITIONAL INFORMATION - MAY 1, 2007                     PAGE 59

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers.

         TABLE 15. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES


                                                                             PARENT
                                                                            COMPANY,
      FUND                                SUBADVISER NAME                    IF ANY                 FEE SCHEDULE
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets          Threadneedle International Limited(a)                 A         0.45% on the first $150 million,
                          (Threadneedle) (effective July 9, 2004)                       reducing to 0.30% as assets increase,
                                                                                       and subject to a performance incentive
                                                                                                    adjustment(c)
--------------------------------------------------------------------------------------------------------------------------------
Fundamental Value         Davis Selected Advisers, LP (Davis)(a), (b)          N/A        0.45% on the first $100 million,
                          (effective April 24, 2006)                                    reducing to 0.25% as assets increase
--------------------------------------------------------------------------------------------------------------------------------
International             Threadneedle(a)                                       A         0.35% on the first $150 million,
Opportunity               (effective July 9, 2004)                                      reducing to 0.20% as assets increase,
                                                                                       and subject to a performance incentive
                                                                                                    adjustment(c)
--------------------------------------------------------------------------------------------------------------------------------
Select Value              Systematic Financial Management, L.P.(b)              B          0.50% on the first $50 million,
                          (Systematic) (effective Sept. 29, 2006)                       reducing to 0.30% as assets increase
                          ------------------------------------------------------------------------------------------------------
                          WEDGE Capital Management, L.L.P. (WEDGE)(b)          N/A         0.75% on the first $10 million,
                          (effective Sept. 29, 2006)                                    reducing to 0.30% as assets increase
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage       Kenwood Capital Management LLC (Kenwood)(a), (b)      C         0.60% on the first $100 million,
                          (effective Sept. 13, 1999)                                    reducing to 0.45% as assets increase,
                                                                                       and subject to a performance incentive
                                                                                                    adjustment(d)
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value           Barrow, Hanley, Mewhinney & Strauss (BHMS)(b)         D          1.00% on the first $10 million,
                          (effective March 12, 2004)                                    reducing to 0.30% as assets increase
                          ------------------------------------------------------------------------------------------------------
                          Donald Smith & Co. Inc. (Donald Smith)(b)            N/A        0.60% on the first $175 million,
                          (effective March 12, 2004)                                    reducing to 0.55% as assets increase
                          ------------------------------------------------------------------------------------------------------
                          Franklin Portfolio Associates LLC(b) (Franklin        E         0.60% on the first $100 million,
                          Portfolio Associates) (effective March 12, 2004)              reducing to 0.55% as assets increase
                          ------------------------------------------------------------------------------------------------------
                          River Road Asset Management (River Road)             N/A               0.50% on all assets
                          (effective April 24, 2006)
--------------------------------------------------------------------------------------------------------------------------------

(a) Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial. Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager and an indirect partially-owned subsidiary of Ameriprise Financial.

(b) This fee is calculated based on the combined net assets subject to the subadviser's investment management.

(c) The adjustment for Threadneedle is based on the performance of one share of the fund and the change in the Lipper Index described in Table 12.
      The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management
      Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment
      Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

(d) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points
      (0.12%).

A -   Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
      Financial.

B -   Systematic is an affiliate of Affiliated Managers Group.

C -   Kenwood is an indirect partially-owned subsidiary of Ameriprise
      Financial.

D -   BHMS is an independent-operating subsidiary of Old Mutual Asset
      Management.

E - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENTS OF ADDITIONAL INFORMATION - MAY 1, 2007                     PAGE 60

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods.

                          TABLE 16. SUBADVISORY FEES


------------------------------------------------------------------------------------------------------------------------------------
        FUND                                 SUBADVISER                                        SUBADVISORY FEES PAID
                                                                              ------------------------------------------------------
                                                                                 2006*         2006**          2005        2004
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets         Threadneedle                                         $  669,447    $ 1,358,042    $  429,646  $   32,134(a)
                         -----------------------------------------------------------------------------------------------------------
                         Former subadviser: American Express Asset                   N/A            N/A           N/A      70,099(b)
                         Management International Inc. (AEAMI)
                         (from inception until July 9, 2004)
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value        Davis                                                   338,789         96,344(c)        N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
International            Threadneedle                                          1,209,118      3,710,188     3,057,193     477,868(a)
Opportunity              -----------------------------------------------------------------------------------------------------------
                         Former subadviser: AEAMI                                    N/A            N/A           N/A   2,372,049(b)
                         (from inception until July 9, 2004)
------------------------------------------------------------------------------------------------------------------------------------
Select Value             Systematic                                               13,262(d)         N/A           N/A         N/A
                         -----------------------------------------------------------------------------------------------------------
                         WEDGE                                                    14,023(d)         N/A           N/A         N/A
                         -----------------------------------------------------------------------------------------------------------
                         Former subadviser: GAMCO Asset Management Inc.            8,252(e)      99,445        59,064      13,489(f)
                         (from inception to Sept. 29, 2006)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage      Kenwood                                                 331,333        782,102(g)    772,535     541,441
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value          BHMS                                                    207,209        516,451       297,471      58,516(h)
                         -----------------------------------------------------------------------------------------------------------
                         Donald Smith                                            240,426        583,515       337,518      66,278(h)
                         -----------------------------------------------------------------------------------------------------------
                         Franklin Portfolio Associates                           242,849        603,425       350,034      62,780(h)
                         -----------------------------------------------------------------------------------------------------------
                         River Road                                              336,477        363,808(i)        N/A         N/A
                         -----------------------------------------------------------------------------------------------------------
                         Former subadviser: Third Avenue Management LLC              N/A            N/A           N/A     116,248(j)
                         (from inception to March 15, 2004)
                         -----------------------------------------------------------------------------------------------------------
                         Former subadviser: Goldman Sachs Asset Management,          N/A        399,675(k)    334,797     318,678
                         L.P. (Aug. 8, 2003 to April 24, 2006)
                         -----------------------------------------------------------------------------------------------------------
                         Former subadviser: Royce & Associates, LLC                  N/A        422,134(k)    518,048     470,848
                         (from inception to April 24, 2006)
------------------------------------------------------------------------------------------------------------------------------------

 * All funds changed fiscal year ends in 2006 from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006.

** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

(a)   For fiscal period from July 9, 2004 to Aug. 31, 2004.

(b)   For fiscal period from Sept. 1, 2003 to July 8, 2004.

(c) For fiscal period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.

(d)   For fiscal period from Sept. 29, 2006 to Dec. 31, 2006.

(e)   For fiscal period from Sept 1, 2006 to Sept. 29, 2006.

(f) For fiscal period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(g) Effective March 1, 2006, the fund's shareholders approved a change to the subadviser fee schedule for fees paid to the subadviser by the investment manager.

(h)   For fiscal period from March 12, 2004 to Aug. 31, 2004.

(i)   For fiscal period from April 24, 2006 to Aug. 31, 2006.

(j)   For fiscal period from Sept. 1, 2003 to March 15, 2004.

(k)   For fiscal period from Sept. 1, 2005 to April 24, 2006.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENTS OF ADDITIONAL INFORMATION - MAY 1, 2007                     PAGE 61

PORTFOLIO MANAGERS. For all funds other than Money Market funds, the following table provides information about the funds' portfolio managers as of the end of the most recent fiscal period.


                         TABLE 17. PORTFOLIO MANAGERS


-----------------------------------------------------------------------------------------------------------------------------
                                           OTHER ACCOUNTS MANAGED (excluding the fund)
                                        -------------------------------------------------  OWNERSHIP  POTENTIAL
    FUND*         PORTFOLIO MANAGER                        APPROXIMATE      PERFORMANCE       OF      CONFLICTS   STRUCTURE
                                        NUMBER AND TYPE       TOTAL            BASED          FUND        OF          OF
                                          OF ACCOUNT**      NET ASSETS      ACCOUNTS(a)    SHARES(b)   INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------
Balanced       Tom Murphy               7 RICs           $6.71 billion
                                        3 PIVs           $1.12 billion
                                        18 other         14.63 billion
                                        accounts
               ---------------------------------------------------------  2 RICs
               Jamie Jackson            12 RICs          $11.77 billion   ($762.56 M)
                                        6 PIVs           $2.17 billion
                                        31 other         $7.54 billion
                                        accounts(c)
               --------------------------------------------------------------------------     None       (1)         (11)
               Scott Kirby              10 RICs          $8.36 billion    2 RICs
                                        6 PIVs           $2.08 billion    ($762.56 M);
                                        48 other         $21.7 billion    1 other account
                                        accounts(c)                       ($89.8 M)
               --------------------------------------------------------------------------
               Bob Ewing                6 RICs           $12.39 billion
                                        2 PIVs           $35.34 million   5 RICs
                                        2 other          $104.4 million   ($11.95 B)
                                        accounts(c)
-----------------------------------------------------------------------------------------------------------------------------
Core Bond      Tom Murphy               7 RICs           $7.34 billion
                                        3 PIVs           $1.12 billion
                                        18 other         $14.63 billion
                                        accounts
               ---------------------------------------------------------  3 RICs
               Jamie Jackson            12 RICs          $12.4 billion    ($14.6 B)
                                        6 PIVs           $2.17 billion
                                        31 other         $7.54 billion                        None       (1)         (11)
                                        accounts(c)
               --------------------------------------------------------------------------
               Scott Kirby              10 RICs          $8.94 billion    3 RICs
                                        6 PIVs           $2.08 billion    ($1.46 B);
                                        48 other         $21.7 billion    1 other account
                                        accounts(c)                       ($89.8 M)
-----------------------------------------------------------------------------------------------------------------------------
Core Equity    Nick Thakore             4 RICs           $15.28 billion
                                        2 PIVs           $35.34 million   4 RICs
                                        2 other          $104.4 million   ($15.28 B)
                                        accounts(c)
               --------------------------------------------------------------------------     None       (1)         (11)
               Bob Ewing                6 RICs           $13.32 billion
                                        2 PIVs           $35.34 million   6 RICs
                                        2 other          $104.4 million   ($13.32 B)
                                        accounts(c)
-----------------------------------------------------------------------------------------------------------------------------
Diversified    Tom Murphy               7 RICs           $4.66 billion
Bond                                    3 PIVs           $1.12 billion
                                        18 other         $14.63 billion
                                        accounts
               ---------------------------------------------------------  3 RICs
               Jamie Jackson            12 RICs          $9.72 billion    ($14.6 B)
                                        6 PIVs           $2.17 billion
                                        31 other         $7.54 billion
                                        accounts(c)
               --------------------------------------------------------------------------
               Scott Kirby              10 RICs          $6.26 billion    3 RICs
                                        6 PIVs           $2.08 billion    ($1.46 B);          None       (1)          (11)
                                        48 other         $21.7 billion    1 other account
                                        accounts(c)                       ($89.8 M)
               --------------------------------------------------------------------------
               Jennifer Ponce de Leon   5 RICs           $6.75 billion
                                        1 PIV            $16.76 million
                                        10 other         $1.79 billion
                                        accounts
               --------------------------------------------------------------------------
               Nicolas Pifer            6 RICs           $4.76 billion    1 other account
                                        6 PIVs           $644.69 million  ($515.07 M)
                                        15 other         $4.32 billion
                                        accounts
-----------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 62

-----------------------------------------------------------------------------------------------------------------------------
                                           OTHER ACCOUNTS MANAGED (excluding the fund)
                                        -------------------------------------------------  OWNERSHIP  POTENTIAL
    FUND*         PORTFOLIO MANAGER                        APPROXIMATE      PERFORMANCE       OF      CONFLICTS   STRUCTURE
                                        NUMBER AND TYPE       TOTAL            BASED          FUND        OF          OF
                                          OF ACCOUNT**      NET ASSETS      ACCOUNTS(a)    SHARES(b)   INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------
Diversified    Warren Spitz             8 RICs
Equity Income  -----------------------  1 PIV
               Laton Spahr              3 other          $13.2 billion    5 RICs
               -----------------------  accounts(c)      $102.26 million  ($12.86 B)         None        (1)         (11)
               Steve Schroll                             $371.03 million
               -----------------------
               Paul Stocking
-----------------------------------------------------------------------------------------------------------------------------
Emerging       Threadneedle:            2 RICs           $1.17 billion
Markets        Julian Thompson          1 PIV            $0.03 billion
                                        3 other          $0.30 billion
                                        accounts                                             None        (2)         (12)
               ---------------------------------------------------------
               Threadneedle:            1 PIV            $1.85 billion
               Jules Mort
-----------------------------------------------------------------------------------------------------------------------------
Fundamental    Davis:                   31 RICs          $76.5 billion
Value          Christopher C. Davis(e)  12 PIVs          $1.5 billion
                                        47,000 other     $15.1 billion
                                        accounts(f)
               ---------------------------------------------------------                     None(e)     (3)         (13)
               Davis:                   28 RICs          $76.5 billion
               Kenneth C. Feinberg(e)   12 PIVs          $1.5 billion
                                        47,000 other     $15.1 billion
                                        accounts(f)
-----------------------------------------------------------------------------------------------------------------------------
Global Bond    Nicolas Pifer            6 RICs           $6.72 billion
                                        6 PIVs           $644.69 million  1 other account
                                        15 other         $4.32 billion    ($515.07 M))       None        (1)         (11)
                                        accounts
-----------------------------------------------------------------------------------------------------------------------------
Global         Jamie Jackson            12 RICs          $11.89 billion
Inflation                               6 PIVs           $2.17 billion    3 RICs
Protected                               31 other         $7.54 billion    ($1.46 B)
Securities                              accounts(c)
               --------------------------------------------------------------------------    None        (1)         (11)
               Nicolas Pifer            6 RICs           $6.92 billion
                                        6 PIVs           $644.69 million  1 other account
                                        15 other         $4.32 billion    ($515.07 M))
                                        accounts
-----------------------------------------------------------------------------------------------------------------------------
Growth         Nick Thakore             4 RICs           $15.07 billion
                                        2 PIVs           $35.34 million   $3 RICs            None        (1)         (11)
                                        2 other          $104.4 million   ($14.64 B)
                                        accounts(c)
-----------------------------------------------------------------------------------------------------------------------------
High Yield     Scott Schroepfer         1 RIC            $2.0 billion
Bond           ---------------------------------------------------------
               Jennifer Ponce de Leon   5 RICs           $8.28 billion
                                        1 PIV            $16.76 million                      None        (1)         (11)
                                        10 other         $1.79 billion
                                        accounts
-----------------------------------------------------------------------------------------------------------------------------
Income         Brian Lavin              1 RIC            $349.1 million
Opportunities                           1 PIV            $16.76 million
               ---------------------------------------------------------
               Jennifer Ponce de Leon   5 RICs           $9.08 billion                       None        (1)         (11)
                                        1 PIV            $16.76 million
                                        10 other         $1.79 billion
                                        accounts
-----------------------------------------------------------------------------------------------------------------------------
International  Threadneedle: Alex Lyle  2 RICs           $1.99 billion
Opportunity                             34 PIVs          $3.4 billion
                                        10 other         $0.86 billion
                                        accounts
               ---------------------------------------------------------                     None        (2)         (12)
               Threadneedle:            1 RIC            $0.77 billion
               Dominic Rossi            1 other          $0.95 billion
                                        account
-----------------------------------------------------------------------------------------------------------------------------
Large Cap      Nick Thakore             4 RICs           $11.97 billion
Equity                                  2 PIVs           $35.34 million   3 RICs
                                        2 other          $104.4 million   ($11.54 B)
                                        accounts(c)
               --------------------------------------------------------------------------    None        (1)         (11)
               Bob Ewing                6 RICs           $10.02 billion
                                        2 PIVs           $35.34 million   5 RICs
                                        2 other          $104.4 million   ($9.59 B)
                                        accounts(c)
-----------------------------------------------------------------------------------------------------------------------------
Large Cap      Bob Ewing                6 RICs           $13.73 billion
Value                                   2 PIVs           $35.34 million   5 RICs
                                        2 other          $104.4 million   ($13.3 B)          None        (1)         (11)
                                        accounts(c)
-----------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 63

------------------------------------------------------------------------------------------------------------------------------
                                           OTHER ACCOUNTS MANAGED (excluding the fund)
                                        -------------------------------------------------              POTENTIAL
    FUND*         PORTFOLIO MANAGER                        APPROXIMATE      PERFORMANCE    OWNERSHIP   CONFLICTS   STRUCTURE
                                        NUMBER AND TYPE       TOTAL            BASED       OF FUND         OF          OF
                                          OF ACCOUNT**      NET ASSETS      ACCOUNTS(a)    SHARES(b))   INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------
Mid Cap        John K. Schonberg        1 RIC            $1.24 billion
Growth                                  2 PIVs           $102.74 million  1 RIC
                                        4 other          $10.17 million   ($1.24 B)           None        (1)         (11)
                                        accounts
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value  Warren Spitz
               -----------------------  8 RICs
               Laton Spahr              1 PIV            $16.28 billion
               -----------------------  3 other          $102.26 million  5 RICs              None        (1)         (11)
               Steve Schroll            accounts(c)      $371.03 million  ($15.94 B)
               -----------------------
               Paul Stocking
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index  David Factor             2 RICs           $1.34 billion
                                        2 PIVs           $2.46 billion                        None        (1)         (11)

------------------------------------------------------------------------------------------------------------------------------
Select Value   Systematic: Ron Mushock  6 RICs
               -----------------------  8 PIVs           $1.02 billion
               Systematic:              101 other        $810.0 million                       None        (9)         (14)
               Kevin McCreesh           accounts         $5.08 billion
               ---------------------------------------------------------------------------------------------------------------
               WEDGE: R. Michael James  2 RICs
               -----------------------  1 PIV            $336.0 million
               WEDGE: Peter F. Bridge   204 other        $6.0 million                         None       (10)         (20)
               -----------------------  accounts         $3.23 billion
               WEDGE: Paul M. VeZolles
------------------------------------------------------------------------------------------------------------------------------
Short          Scott Kirby              10 RICs          $8.55 billion    3 RICs
Duration                                6 PIVs           $2.1 billion     ($1.46 B);
U.S.                                    48 other         $21.7 billion    1 other account
Government                              accounts(c)                       ($89.8 M)
               --------------------------------------------------------------------------     None        (1)         (11)
               Jamie Jackson            12 RICs          $9.72 billion
                                        6 PIVs           $2.17 billion    3 RICs
                                        31 other         $7.54 billion    ($1.46 B)
                                        accounts
------------------------------------------------------------------------------------------------------------------------------
Small Cap      Kenwood: Jake Hurwitz    1 RIC            $639.39 million  1 RIC
Advantage      -----------------------  1 PIV            $105.43 million  ($639.39 M);        None        (4)         (15)
               Kenwood: Kent Kelley     23 other         $868.87 million  1 other account
                                        accounts                          ($185.55 M)
------------------------------------------------------------------------------------------------------------------------------
Small Cap      BHMS: James S. McClure   3 RICs           $648.40 million
Value          -----------------------  1 PIV            $5.10 million                        None        (5)         (16)
               BHMS: John P. Harloe     16 other         $747.20 million
                                        accounts
               ---------------------------------------------------------------------------------------------------------------
               Donald Smith:            2 RICs
               Donald G. Smith          1 PIV            $1.35 billion
               -----------------------  32 other         $184.0 million                       None        (6)         (17)
               Donald Smith:            accounts         $2.49 billion
               Richard L. Greenberg
               ---------------------------------------------------------------------------------------------------------------
               Franklin Portfolio
               Associates:
               John S. Cone
               -----------------------
               Franklin Portfolio
               Associates:
               Michael F. Dunn
               -----------------------  18 RICS          $15.8 billion    2 RICs
               Franklin Portfolio       5 PIVs           $757.9 million   ($10.0 B);
               Associates:              94 other         $17.6 billion    17 other            None        (7)         (18)
               Oliver E. Buckley        accounts                          accounts
               -----------------------                                    ($5.2 B)
               Franklin Portfolio
               Associates:
               Kristin J. Crawford
               -----------------------
               Franklin Portfolio
               Associates:
               Langton Garvin
               ---------------------------------------------------------------------------------------------------------------
               River Road:              2 RICs           $296.35 million
               James C. Shircliff       6 PIVs           $1.20 billion
               -----------------------  35 other         $1.10 billion                        None        (8)         (19)
               River Road:              accounts
               Henry W. Sanders
               ---------------------------------------------------------
               River Road:              1 RIC            $276.0 million
               R. Andrew Beck           2 PIVs           $23.79 million
                                        33 other         $584.1 million
                                        accounts
------------------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 64



  *   All funds except Core Equity changed fiscal year ends in 2006 from Aug.
      31 to Dec. 31. The information shown is as of Dec. 31, 2006.

 **   RIC refers to a Registered Investment Company; PIV refers to a Pooled
      Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals.
      Consequently no portfolio manager owns any shares of Variable Portfolio funds.

(c) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(d)   Primarily managed money/wrap accounts.

(e)   Neither Christopher Davis nor Kenneth Feinberg own any shares of
      Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(f) Primarily managed money wrap accounts that require a minimum of $100,000.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 65

POTENTIAL CONFLICTS OF INTEREST


(1) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

      RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

      In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.


(2) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

      Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 66

(3) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

      o The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

      o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

      o With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

      o Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.


(4) Systematic Financial Management, L.P. is an affiliated firm of Affiliated Managers Group, Inc. (AMG). The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades.

      Conflicts of interest, including employee personal securities trading, security selection, proxy voting and security allocation, those more material in nature, may arise as a result of providing advisory services to a diverse group of clients invested in various strategies. To avoid such potential conflicts and harm to Systematic's clients, Systematic has adopted policies and procedures, including but not limited to, its Code of Ethics, which addresses personal securities trading, Proxy Voting and Trade Error Policies, which are accompanied by periodic testing and reviews, and are reasonably designed to detect such conflicts and protect the interests of its clients.

(5) During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 67

(6) Kenwood, an indirect partially-owned subsidiary of Ameriprise Financial, is an affiliate of RiverSource Investments. Kenwood portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.


      Kenwood has a fiduciary responsibility to all of the clients for which it manages accounts. Kenwood seeks to provide best execution of all securities transactions. Where possible, security transactions are aggregated and allocated to client accounts in a fair and timely manner. Kenwood has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. In addition to monitoring these policies and procedures, Kenwood monitors compliance with the firm's Code of Ethics and places additional investment restrictions on portfolio managers who manage certain other accounts.


(7) BHMS's portfolio managers manage one or more mutual funds as well as other types of accounts, such as separate accounts for institutions and individuals. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations.


      BHMS has a fiduciary responsibility to all of the clients for which it manages accounts. BHMS seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. BHMS has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. All clients are managed identically whether BHMS receives an asset based fee, a performance based fee or a combination of the two. All client accounts are treated equally as all purchases and sales of securities are aggregated.


(8) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.


      Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

      Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.


(9) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.


      FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 68

(10) Portfolio managers at River Road Asset Management (RRAM) may manage one or more mutual funds as well as other types of accounts, including separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RRAM monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics.


      RRAM has a fiduciary responsibility to all of the clients for which it manages accounts. RRAM seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RRAM has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

STRUCTURE OF COMPENSATION


(11) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers.


      Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


(12) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and
      (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle Investments employees. Depending upon their job level, Threadneedle Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all Threadneedle Investments employees at the same job level.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 69

(13)  Kenneth Feinberg's compensation as a Davis Advisors employee consists of
      (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and
      (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.


      Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.


(14) Ron Mushock and Kevin McCreesh are partners of the firm and co-Portfolio managers for the strategy. Employee-owners receive income distributions scaled to the company's profit margins. Other investment professionals are compensated with both a competitive salary and an annual performance bonus determined by their contribution to our investment process and its results. Other factors influencing the performance bonus include overall growth and profitability of the firm and client service responsibilities. Systematic's ability to offer equity ownership to senior professionals also provides a significant incentive for our investment team. Moreover, Messrs. Mushock and McCreesh are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees.

(15) WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the growth and profitability of the firm. General Partners are compensated via a percentage of the firm's net profitability. Other investment professionals' compensation is based on similar criteria including relative short and long-term portfolio performance as compared to both the index and a universe of peer managers.

(16) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.

(17) In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

      The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

(18) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 70

(19) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.


      FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.


(20) River Road's portfolio managers currently receive a base salary and bonus potential equivalent to 100% of base salary. Bonus award is based upon both assets under management and investment performance. Investment performance represents 70% of the portfolio manager's total bonus allocation and is based upon the manager's risk-adjusted three- and five-year rolling performance, versus peer group and benchmark indices, for the respective portfolios within the manager's purview. In the absence of at least a three-year performance record, a shorter period may be used. Additionally, each portfolio manager owns a significant equity interest in the firm and, as such, participates in overall firm profits.


ADMINISTRATIVE SERVICES AGREEMENT

FOR FUNDS OTHER THAN CORE EQUITY

Each fund, except for Core Equity (which is closed to new investors), has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fees are calculated as follows:

           TABLE 18. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE

-----------------------------------------------------------------------------------------------------------------------------------
                                                              ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                 FUND                   -------------------------------------------------------------------------------------------
                                                           $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
                                        $0 - 500,000,000    1,000,000,000    3,000,000,000      12,000,000,000    $12,000,000,001 +
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                        0.080%             0.075%           0.070%             0.060%             0.050%
Global Bond
International Opportunity
Small Cap Advantage
Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Core Bond                               0.070%             0.065%           0.060%             0.050%             0.040%
Diversified Bond
Global Inflation Protected Securities
High Yield Bond
Income Opportunities
Short Duration U.S. Government
-----------------------------------------------------------------------------------------------------------------------------------
Balanced                                0.060%             0.055%           0.050%             0.040%             0.030%
Cash Management
Diversified Equity Income
Fundamental Value
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
S&P 500 Index
Select Value
-----------------------------------------------------------------------------------------------------------------------------------

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 71

                         TABLE 19. ADMINISTRATIVE FEES


------------------------------------------------------------------------------------------------------------------
                                                  ADMINISTRATIVE SERVICES FEES PAID IN                DAILY RATE
                                        ---------------------------------------------------------     APPLIED TO
                FUND                       2006*         2006**           2005            2004        FUND ASSETS
------------------------------------------------------------------------------------------------------------------
Balanced                                $   363,485   $ 1,246,324     $   892,514     $   848,543           0.054%
------------------------------------------------------------------------------------------------------------------
Cash Management                             193,956       447,159         228,193         247,439           0.057
------------------------------------------------------------------------------------------------------------------
Core Bond                                    14,651        41,986          19,968           8,608(a)        0.070
------------------------------------------------------------------------------------------------------------------
Diversified Bond                            523,528     1,289,984         863,405         850,274           0.063
------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                   538,977     1,252,553         468,417         249,601           0.051
------------------------------------------------------------------------------------------------------------------
Emerging Markets                            124,511       284,260          98,265          30,118           0.080
------------------------------------------------------------------------------------------------------------------
Fundamental Value                            61,603        16,978(b)          N/A             N/A           0.060
------------------------------------------------------------------------------------------------------------------
Global Bond                                 189,002       489,934         289,959         222,142           0.078
------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities       112,213       176,325          16,066(c)          N/A           0.069
------------------------------------------------------------------------------------------------------------------
Growth                                      121,045       366,683         149,053         134,793           0.059
------------------------------------------------------------------------------------------------------------------
High Yield Bond                             261,944       840,455         625,083         530,418           0.066
------------------------------------------------------------------------------------------------------------------
Income Opportunities                         76,397        76,233          15,279           1,894(d)        0.070
------------------------------------------------------------------------------------------------------------------
International Opportunity                   316,870       976,719         593,033         467,329           0.076
------------------------------------------------------------------------------------------------------------------
Large Cap Equity                            615,503     1,726,620       1,227,017       1,042,910           0.050
------------------------------------------------------------------------------------------------------------------
Large Cap Value                               4,563        10,525           5,559           1,389(a)        0.060
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                              136,195       315,127         151,155         131,373           0.059
------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                59,114        30,695             718(e)          N/A           0.060
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                75,101       241,657         272,087         194,296           0.060
------------------------------------------------------------------------------------------------------------------
Select Value                                  5,413        15,197           9,292           1,942(a)        0.060
------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government              105,941       347,525         258,743         248,032           0.070
------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                          57,935       190,322         132,967          95,110           0.080
------------------------------------------------------------------------------------------------------------------
Small Cap Value                             152,063       419,119         251,446         152,930           0.079
------------------------------------------------------------------------------------------------------------------

  *   In 2006, the fund changed its fiscal year end from Aug. 31 to Dec. 31.
      The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006.

 ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(c) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(d) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(e)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.


Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY AND SERVICING AGREEMENT

FOR FUNDS OTHER THAN CORE EQUITY

Each fund, other than Core Equity (which is closed to new investors), has a Transfer Agency and Servicing Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee equal to 0.06% of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 72

DISTRIBUTION AGREEMENT


RiverSource Distributors, Inc. (RiverSource Distributors), 70100 Ameriprise Financial Center, Minneapolis, MN 55474, a wholly-owned subsidiary of Ameriprise Financial, Inc., is the funds' principal underwriter. Each fund's shares are offered on a continuous basis.


PLAN AND AGREEMENT OF DISTRIBUTION

FOR FUNDS OTHER THAN CORE EQUITY


To help defray the cost of distribution and servicing, each fund, other than Core Equity (which is closed to new investors), approved a Plan of Distribution (Plan) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with RiverSource Distributors. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate of up to 0.125% of the fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the RiverSource Variable Portfolio Funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the fund or by RiverSource Distributors. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund, other than Core Equity, paid 12b-1 fees as shown in the following table. Prior to Jan. 1, 2007 IDS Life Insurance Company ((IDS Life), now known as RiverSource Life Insurance Company) served as principal underwriter and distributor of the funds. The following 12b-1 fees were paid to IDS Life.


                             TABLE 20. 12b-1 FEES


----------------------------------------------------------------------------------------------------------
             FUND                FEES PAID DURING LAST FISCAL YEAR*    FEES PAID DURING LAST FISCAL YEAR**
----------------------------------------------------------------------------------------------------------
Balanced                                     $   847,080                           $ 2,821,196
----------------------------------------------------------------------------------------------------------
Cash Management                                  423,265                               940,713
----------------------------------------------------------------------------------------------------------
Core Bond                                         26,164                                75,382
----------------------------------------------------------------------------------------------------------
Diversified Bond                               1,039,343                             2,445,873
----------------------------------------------------------------------------------------------------------
Diversified Equity Income                      1,300,920                             2,845,725
----------------------------------------------------------------------------------------------------------
Emerging Markets                                 194,711                               425,597
----------------------------------------------------------------------------------------------------------
Fundamental Value                                128,343                                35,371(a)
----------------------------------------------------------------------------------------------------------
Global Bond                                      301,306                               762,389
----------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities            200,968                               318,273
----------------------------------------------------------------------------------------------------------
Growth                                           256,433                               746,056
----------------------------------------------------------------------------------------------------------
High Yield Bond                                  494,359                             1,541,872
----------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 73

----------------------------------------------------------------------------------------------------------
             FUND                FEES PAID DURING LAST FISCAL YEAR*    FEES PAID DURING LAST FISCAL YEAR**
----------------------------------------------------------------------------------------------------------
Income Opportunities                           136,426                                131,976
----------------------------------------------------------------------------------------------------------
International Opportunity                      521,812                              1,580,636
----------------------------------------------------------------------------------------------------------
Large Cap Equity                             1,538,178                              3,994,421
----------------------------------------------------------------------------------------------------------
Large Cap Value                                  9,508                                 22,190
----------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 290,864                                636,199
----------------------------------------------------------------------------------------------------------
Mid Cap Value                                  123,158                                 64,217
----------------------------------------------------------------------------------------------------------
S&P 500 Index                                  156,467                                467,272
----------------------------------------------------------------------------------------------------------
Select Value                                    11,278                                 32,221
----------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                 189,183                                605,679
----------------------------------------------------------------------------------------------------------
Small Cap Advantage                             90,523                                292,753
----------------------------------------------------------------------------------------------------------
Small Cap Value                                239,741                                635,371
----------------------------------------------------------------------------------------------------------

  * In 2006, the funds changed fiscal year ends from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006.

 ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

(a)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.


CUSTODIAN AGREEMENT

The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the fund's sub-custodian agreement.

BOARD SERVICES CORPORATION AGREEMENT


The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.


ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by subaccounts, its shareholders. The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 74

     TABLE 21. FUND HISTORY TABLE FOR RIVERSOURCE VARIABLE PORTFOLIO FUNDS


--------------------------------------------------------------------------------------------------------------------------------
                                                                        DATE                                 FISCAL
                                                          DATE OF       BEGAN       FORM OF      STATE OF     YEAR   DIVERSIFIED
                            FUND*                      ORGANIZATION  OPERATIONS  ORGANIZATION  ORGANIZATION    END        **
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - INCOME SERIES, INC.     4/27/81,
                                                        6/13/86(1)               Corporation      NV/MN      12/31
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Core Bond Fund                      2/4/04                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Diversified Bond
  Fund(2)                                                             10/13/81                                           Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Global Bond Fund                    5/1/96                                            No
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                    9/13/04                                            No
  Global Inflation Protected Securities Fund(3)
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - High Yield Bond
  Fund(2)                                                              5/1/96                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Income
  Opportunities Fund                                                   6/1/04                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     9/15/99                                           Yes
  Short Duration U.S. Government Fund(2)
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - INVESTMENT SERIES,      4/27/81,
INC.                                                    6/13/86(1)               Corporation      NV/MN      12/31
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Emerging Markets
  Fund(4),(5)                                                          5/1/00                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Growth Fund                        9/15/99                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -
  International Opportunity Fund(4), (5)                               1/13/92                                           Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Large Cap Equity
  Fund(4)                                                             10/13/81                                           Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Large Cap Value
  Fund                                                                 2/4/04                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Mid Cap Growth
  Fund(5)                                                              5/1/01                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Mid Cap Value
  Fund                                                                 5/2/05                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - S&P 500 Index
  Fund                                                                 5/1/00                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Small Cap
  Advantage Fund                                                       9/15/99                                           Yes
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - MANAGERS SERIES,
INC.(6)                                                   5/9/01                 Corporation        MN       12/31
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Fundamental Value
  Fund                                                                 5/1/06                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Select Value Fund                   2/4/04                                            Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Small Cap Value
  Fund                                                                 8/14/01                                           Yes
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - MANAGED SERIES,
INC.                                                      3/5/85                 Corporation        MN       12/31
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Balanced Fund(5)                    4/30/86                                           Yes
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                     9/15/99                                           Yes
  Diversified Equity Income Fund
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - MONEY MARKET            4/27/81,
SERIES, INC.                                            6/13/86(1)               Corporation      NV/MN      12/31
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Cash Management
  Fund                                                                10/13/81                                           Yes
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - SELECT SERIES, INC.      3/18/04                Corporation        MN       12/31
--------------------------------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Core Equity Fund                    9/10/04                                           Yes
--------------------------------------------------------------------------------------------------------------------------------

 * Effective April 21, 2006, AXP was replaced with RiverSource in all corporation names.

** If a non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from non-diversified to diversified. A diversified fund may convert to non-diversified status only with approval of shareholders.

(1)  Date merged into a Minnesota corporation.

(2)  Effective June 27, 2003, VP - Bond Fund changed its name to VP -
     Diversified Bond Fund, VP - Extra Income Fund changed its name to VP -
     High Yield Bond Fund and VP - Federal Income Fund changed its name to VP
     - Short Duration U.S. Government Fund.

(3) Effective June 8, 2005, VP - Inflation Protected Securities Fund changed its name to VP - Global Inflation Protected Securities Fund.

(4)  Effective July 9, 2004, VP - Capital Resource Fund changed its name to VP
     - Large Cap Equity Fund, VP - Emerging Markets Fund changed its name to
     VP - Threadneedle Emerging Markets Fund and VP - International Fund changed its name to VP - Threadneedle International Fund.

(5)  Effective Oct. 1, 2005, VP - Equity Select Fund changed its name to VP -
     Mid Cap Growth Fund, VP - Threadneedle Emerging Markets Fund changed its name to VP - Emerging Markets Fund, VP - Threadneedle International Fund changed its name to VP - International Opportunity Fund, and VP - Managed
     Fund changed its name to VP - Balanced Fund.

(6)  Effective April 21, 2006, AXP Variable Portfolio - Partners Series, Inc.
     changed its name to RiverSource Variable Portfolio - Managers Series,
     Inc.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 75

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of each fund's Board members. Each member oversees 100 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

                            TABLE 22. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS


------------------------------------------------------------------------------------------------------------------------------
                             POSITION HELD
                             WITH FUNDS AND          PRINCIPAL OCCUPATION                                       COMMITTEE
  NAME, ADDRESS, AGE       LENGTH OF SERVICE        DURING PAST FIVE YEARS          OTHER DIRECTORSHIPS        MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member       Chief Justice, Minnesota Supreme                              Compliance,
901 S. Marquette Ave.      since 2006         Court, 1998-2005                                              Investment Review,
Minneapolis, MN 55402                                                                                       Joint Audit
Age 52
------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson            Board member       Chair, RiverSource Funds,                                     Board Governance,
901 S. Marquette Ave.      since 1999         1999-2006; former Governor of                                 Contracts,
Minneapolis, MN 55402                         Minnesota                                                     Executive,
Age 72                                                                                                      Investment Review
------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn          Board member       Trustee Professor of Economics                                Board Governance,
901 S. Marquette Ave.      since 2004         and Management, Bentley College;                              Compliance,
Minneapolis, MN 55402                         former Dean, McCallum Graduate                                Contracts,
Age 56                                        School of Business, Bentley                                   Investment Review
                                              College
------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones              Board member       Attorney and Consultant                                       Board Governance,
901 S. Marquette Ave.      since 1985                                                                       Executive,
Minneapolis, MN 55402                                                                                       Investment Review,
Age 72                                                                                                      Joint Audit
------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind            Board member       Former Managing Director,         American Progressive        Board Governance,
901 S. Marquette Ave.      since 2005         Shikiar Asset Management          Insurance                   Investment Review,
Minneapolis, MN 55402                                                                                       Joint Audit
Age 71
------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.      Board member       President Emeritus and Professor  Valmont Industries, Inc.    Board Governance,
901 S. Marquette Ave.      since 2002 and     of Economics, Carleton College    (manufactures irrigation    Compliance,
Minneapolis, MN 55402      Chair of the                                         systems)                    Contracts,
Age 68                     Board since 2007                                                                 Executive,
                                                                                                            Investment Review
------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia     Board member       Director, Enterprise Asset        Strategic Distribution,     Compliance,
901 S. Marquette Ave.      since 2004         Management, Inc.                  Inc. (transportation,       Contracts,
Minneapolis, MN 55402                         (private real estate and asset    distribution and logistics  Executive,
Age 54                                        management company)               consultants)                Investment Review
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member       Chief Executive Officer,          Hybridon, Inc.              Contracts,
901 S. Marquette Ave.      since 2002         RiboNovix, Inc. since 2003        (biotechnology); American   Executive,
Minneapolis, MN 55402                         (biotechnology); former           Healthways, Inc. (health    Investment Review
Age 62                                        President, Forester Biotech       management programs)
------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 76

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


---------------------------------------------------------------------------------------------------------------------------
                                      POSITION HELD
                                     WITH FUNDS AND             PRINCIPAL OCCUPATION                OTHER        COMMITTEE
       NAME, ADDRESS, AGE           LENGTH OF SERVICE          DURING PAST FIVE YEARS           DIRECTORSHIPS   MEMBERSHIPS
---------------------------------------------------------------------------------------------------------------------------
William F. Truscott                 Board member        President - U.S. Asset Management and                   Investment
53600 Ameriprise Financial Center   since 2001,         Chief Investment Officer, Ameriprise                    Review
Minneapolis, MN 55474               Vice President      Financial, Inc. and President,
Age 46                              since 2002          Chairman of the Board and Chief
                                                        Investment Officer, RiverSource
                                                        Investments, LLC since 2005;
                                                        President, Ameriprise Certificate
                                                        Company since 2006; Senior Vice
                                                        President - Chief Investment Officer,
                                                        Ameriprise Financial, Inc. and
                                                        Chairman of the Board and Chief
                                                        Investment Officer, RiverSource
                                                        Investments, LLC, 2001-2005
---------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:


                            TABLE 23. FUND OFFICERS


---------------------------------------------------------------------------------------------------------------------------
                                      POSITION HELD
                                      WITH FUNDS AND                          PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE           LENGTH OF SERVICE                        DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan                 President           Senior Vice President - Asset Management, RiverSource Investments,
172 Ameriprise Financial Center     since 2006          LLC since 2006; Managing Director and Global Head of Product,
Minneapolis, MN 55474                                   Morgan Stanley Investment Management, 2004-2006; President,
Age 41                                                  Touchstone Investments, 2002-2004; Director of Strategic Planning,
                                                        Evergreen Investments, 1995-2002
---------------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                  Vice President      Executive Vice President - Equity and Fixed Income, Ameriprise
172 Ameriprise Financial Center     since 2004          Financial, Inc. and RiverSource Investments, LLC since 2006; Vice
Minneapolis, MN 55474                                   President - Investments, Ameriprise Certificate Company since 2003;
Age 42                                                  Senior Vice President -Fixed Income, Ameriprise Financial, Inc.
                                                        2002-2006 and RiverSource Investments, LLC, 2004-2006;
                                                        Managing Director, Zurich Global Assets, 2001-2002
---------------------------------------------------------------------------------------------------------------------------
Amy K. Johnson                      Vice President      Vice President - Asset Management and Trust Company Services,
5228 Ameriprise Financial Center    since 2006          RiverSource Investments, LLC since 2006; Vice President -
Minneapolis, MN 55474                                   Operations and Compliance, RiverSource Investments, LLC,
Age 41                                                  2004-2006; Director of Product Development - Mutual Funds,
                                                        Ameriprise Financial, Inc., 2001-2004
---------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                      Treasurer           Vice President - Investment Accounting, Ameriprise Financial, Inc.
105 Ameriprise Financial Center     since 2002          since 2002; Vice President - Finance, American Express Company,
Minneapolis, MN 55474                                   2000-2002
Age 51
---------------------------------------------------------------------------------------------------------------------------
Scott R. Plummer                    Vice President,     Vice President and Chief Counsel - Asset Management, Ameriprise
5228 Ameriprise Financial Center    General Counsel     Financial, Inc. since 2005; Vice President, General Counsel and
Minneapolis, MN 55474               and Secretary       Secretary, Ameriprise Certificate Company since 2005; Vice
Age 47                              since 2006          President - Asset Management Compliance, Ameriprise Financial,
                                                        Inc., 2004-2005; Senior Vice President and Chief Compliance
                                                        Officer, U.S. Bancorp Asset Management, 2002-2004; Second Vice
                                                        President and Assistant General Counsel, Hartford Life, 2001-2002
---------------------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers                 Chief Compliance    U.S. Asset Management Chief Compliance Officer, RiverSource
172 Ameriprise Financial Center     Officer since 2006  Investments, LLC since 2006; Director - Mutual Funds, Voyageur
Minneapolis, MN 55474                                   Asset Management, 2003-2006; Director of Finance, Voyageur Asset
Age 46                                                  Management, 2000-2003
---------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 77

---------------------------------------------------------------------------------------------------------------------------
                                      POSITION HELD
                                      WITH FUNDS AND                          PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE           LENGTH OF SERVICE                        DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                      Money Laundering    Compliance Director and Anti-Money Laundering Officer, Ameriprise
2934 Ameriprise Financial Center    Prevention Officer  Financial, Inc. since 2004; Manager Anti-Money Laundering,
Minneapolis, MN 55474               since 2004          Ameriprise Financial, Inc., 2003-2004; Compliance Director and Bank
Age 43                                                  Secrecy Act Officer, American Express Centurion Bank, 2000-2003
---------------------------------------------------------------------------------------------------------------------------


RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK


BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

COMPLIANCE COMMITTEE - Supports the Funds' maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with independent Board members on a regular basis to discuss compliance matters.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the Funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

JOINT AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds' financial statements and independent audits as well as the Funds' compliance with legal and regulatory requirements relating to the Funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 78

This table shows the number of times the committees met during each fund's most recent fiscal period.


                         TABLE 24. COMMITTEE MEETINGS


--------------------------------------------------------------------------------------------------------------
                                       BOARD                                            INVESTMENT     JOINT
                                    GOVERNANCE   COMPLIANCE    CONTRACTS    EXECUTIVE     REVIEW       AUDIT
         FISCAL PERIOD              COMMITTEE    COMMITTEE*    COMMITTEE    COMMITTEE    COMMITTEE   COMMITTEE
--------------------------------------------------------------------------------------------------------------
Sept. 1, 2005 - Aug. 31, 2006           4            N/A           6            1            5           4
--------------------------------------------------------------------------------------------------------------
Sept. 1, 2006 - Dec. 31, 2006           2            N/A           2            1            2           3
--------------------------------------------------------------------------------------------------------------
Jan. 1, 2006 - Dec. 31, 2006            5            N/A           6            1            5           6
--------------------------------------------------------------------------------------------------------------

*    Committee established December 2006.


BOARD MEMBER HOLDINGS


This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2006 of all funds overseen by the Board members. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.

                 TABLE 25. BOARD MEMBER HOLDINGS -- ALL FUNDS

Based on net asset values as of Dec. 31, 2006

------------------------------------------------------------------------------
                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF
     BOARD MEMBER                     ALL FUNDS OVERSEEN BY BOARD MEMBER
------------------------------------------------------------------------------
Kathleen Blatz                                  Over $100,000
------------------------------------------------------------------------------
Arne H. Carlson                                 Over $100,000
------------------------------------------------------------------------------
Patricia M. Flynn                               Over $100,000*
------------------------------------------------------------------------------
Anne P. Jones                                   Over $100,000
------------------------------------------------------------------------------
Jeffrey Laikind                               $50,001 - $100,000
------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                           Over $100,000*
------------------------------------------------------------------------------
Catherine James Paglia                          Over $100,000*
------------------------------------------------------------------------------
Alison Taunton-Rigby                            Over $100,000
------------------------------------------------------------------------------
William F. Truscott                             Over $100,000
------------------------------------------------------------------------------

*    Includes deferred compensation invested in share equivalents.


As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 79

COMPENSATION OF BOARD MEMBERS


TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the RiverSource funds in the fiscal year ended Dec. 31, 2006.

               TABLE 26A. BOARD MEMBER COMPENSATION - ALL FUNDS

--------------------------------------------------------------------------------------------------------------
                                    PENSION OR RETIREMENT       TOTAL CASH COMPENSATION FROM RIVERSOURCE FUNDS
    BOARD MEMBER(a)             BENEFITS PAID TO BOARD MEMBER                PAID TO BOARD MEMBER
--------------------------------------------------------------------------------------------------------------
Kathleen Blatz                              NA                                    $125,100
--------------------------------------------------------------------------------------------------------------
Arne H. Carlson(b)                     $33,000(b)                                  358,000
--------------------------------------------------------------------------------------------------------------
Patricia M. Flynn                           NA                                     125,650(c)
--------------------------------------------------------------------------------------------------------------
Anne P. Jones                               NA                                     150,050
--------------------------------------------------------------------------------------------------------------
Jeffrey Laikind                             NA                                     145,050
--------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                       NA                                     150,600(c)
--------------------------------------------------------------------------------------------------------------
Catherine James Paglia                      NA                                     130,650(c)
--------------------------------------------------------------------------------------------------------------
Vikki L. Pryor(d)                           NA                                     102,567
--------------------------------------------------------------------------------------------------------------
Alan K. Simpson(e)                          NA                                     104,400
--------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby                        NA                                     125,650
--------------------------------------------------------------------------------------------------------------

(a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Boards, who receives a base annual compensation. Payment of compensation is facilitated by a company providing limited administrative services to the funds and to the Boards.

(b) Mr. Carlson served as Chair of the Boards through Dec. 31, 2006. The amount is based on Mr. Carlson's base annual compensation for serving as Chair of the Boards through Dec. 31, 2006. Additionally, during the time he served as Chair of the Boards, from March 1, 1999 to Dec. 31, 2006,
     Mr. Carlson was provided health and certain other benefits, including participation in a Qualified Retirement Plan (QRP) and a Supplemental
     Retirement Plan (SRP). Under the QRP, subject to limits imposed by applicable law (the Dollar Limits), Mr. Carlson earned annually 15% of the non-deferred portion of his base annual compensation. The QRP payments were fully funded by the funds in the year that they were earned by Mr. Carlson. The above table reflects the amount paid ($33,000)
     pursuant to the QRP during the fiscal period. To the extent the 15% amount exceeded the Dollar Limits in any year, the excess was recorded for the benefit of Mr. Carlson under the SRP. These SRP amounts were accrued as liabilities of the funds. Table 26B shows the amount of the SRP accrual in each year for the benefit of Mr. Carlson. Total base annual compensation from the RiverSource funds paid to Mr. Carlson for 2006 (not including retirement benefits) was $325,000.

(c) Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of $62,825, $37,650 and $130,650, respectively. Amount deferred by fund is set forth in Table 27. Additional information regarding the deferred compensation plan is described below.

(d) Ms. Pryor ceased service as a member of the Boards, effective Jan, 11, 2007. (She had commenced serving on the Boards on Feb. 15, 2006.)

(e)  Mr. Simpson retired as a member of the Boards, effective Sept. 14, 2006.

     TABLE 26B. SUPPLEMENTAL BOARD MEMBER RETIREMENT BENEFITS - ALL FUNDS

---------------------------------------------------------------------------------------------------------------------
     YEAR               1999        2000        2001       2002        2003         2004         2005         2006
---------------------------------------------------------------------------------------------------------------------
Arne H. Carlson *       $13,200        -        $3,750        -        $4,950       $18,000      $17,250      $15,750
---------------------------------------------------------------------------------------------------------------------

* Retirement benefit amounts in excess of the Dollar Limits were accrued annually for the benefit of Mr. Carlson in a SRP. This table shows the amount of such accruals. Because of his retirement as Chair, the SRP amounts are now payable to Mr. Carlson. In this regard, it is expected that the total accrued retirement benefits under the SRP, equal to approximately $82,000 (which includes earnings and interest on the contributed amounts set forth in the table), will be paid to Mr. Carlson in January 2008. SRP payments are funded by the funds. As of January
     2007, neither the Chair nor any Board member earns retirement benefits.

The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair's significant additional responsibilities


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 80

(e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the independent Board members, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2007, independent Board members will be paid an annual retainer of $80,000. Committee and sub-committee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings:
$5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2007, the Board's Chair will receive total annual cash compensation of $385,000, approximately 2.7 times the anticipated average annual compensation expected to be earned by an independent Board member in 2007.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

COMPENSATION FROM EACH FUND. The following tables show the compensation paid to independent Board members from each fund during the fiscal year ended Dec. 31, 2006.

            TABLE 27. BOARD MEMBER COMPENSATION -- INDIVIDUAL FUNDS

---------------------------------------------------------------------------------------------------------------------------------
                                                              AGGREGATE COMPENSATION FROM FUND
                                  -----------------------------------------------------------------------------------------------
                                                                                                                         TAUNTON-
           FUND*                  BLATZ   CARLSON**   FLYNN    JONES    LAIKIND    LEWIS    PAGLIA   PRYOR***  SIMPSON**   RIGBY
---------------------------------------------------------------------------------------------------------------------------------
Balanced -- total                 $3,609   $10,373    $3,640   $4,323    $4,181    $4,354   $3,781    $2,912    $3,060    $3,640
Amount deferred                        0         0     1,820        0         0     1,088    3,781         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Cash Management -- total           1,258     3,580     1,250    1,514     1,468     1,506    1,296     1,051       954     1,250
Amount deferred                        0         0       650        0         0       376    1,296         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Core Bond -- total                   100       286       100      120       116       120      105        82        84       101
Amount deferred                        0         0        50        0         0        30      105         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Core Equity -- total                 742     2,130       748      889       859       895      777       602       631       748
Amount deferred                        0         0       374        0         0       224      777         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Diversified Bond -- total          3,236     9,227     3,230    3,888     3,763     3,881    3,354     2,691     2,577     3,230
Amount deferred                        0         0     1,615        0         0       970    3,354         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income --       3,910    11,035     3,876    4,709     4,542     4,674    4,042     3,370     3,115     3,875
total Amount deferred                  0         0     1,938        0         0     1,169    4,042         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets -- total            600     1,683       593      722       694       716      621       527       493       593
Amount deferred                        0         0       297        0         0       179      621         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Fundamental Value -- total            83       224        73      103       103        93       73        83         0        73
Amount deferred                        0         0        37        0         0        23       73         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Global Bond -- total               1,002     2,855     1,001    1,203     1,164     1,202    1,040       833       807     1,001
Amount deferred                        0         0       500        0         0       301    1,040         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected
Securities -- total                   90       260        91      108       104       109       95        72        76        91
Amount deferred                        0         0        46        0         0        27       95         0         0         0
---------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 81

---------------------------------------------------------------------------------------------------------------------------------
                                                              AGGREGATE COMPENSATION FROM FUND
                                  -----------------------------------------------------------------------------------------------
                                                                                                                         TAUNTON-
           FUND*                  BLATZ   CARLSON**   FLYNN    JONES    LAIKIND    LEWIS    PAGLIA   PRYOR***  SIMPSON**   RIGBY
---------------------------------------------------------------------------------------------------------------------------------
Growth -- total                    1,008     2,846     1,004    1,211     1,165     1,207    1,050       870       859     1,004
Amount deferred                        0         0       502        0         0       302    1,050         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bond -- total           2,000     5,728     2,011    2,399     2,319     2,409    2,091     1,635     1,676     2,011
Amount deferred                        0         0     1,005        0         0       602    2,091         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Income Opportunities -- total        204       564       196      248       240       239      203       188       125       196
Amount deferred                        0         0        98        0         0        60      203         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
International Opportunity --       2,075     5,916     2,081    2,491     2,403     2,497    2,168     1,724     1,750     2,081
total Amount deferred                  0         0     1,040        0         0       624    2,168         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity -- total          6,088    17,211     6,040    7,311     7,042     7,263    6,309     5,346     5,126     6,040
Amount deferred                        0         0     3,020        0         0     1,816    6,309         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value -- total****
Amount deferred
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth -- total            1,148     3,204     1,126    1,382     1,326     1,359    1,182     1,072       971     1,126
Amount deferred                        0         0       563        0         0       340    1,182       971         0         0
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value -- total               113       304       104      139       136       129      107       113        40       104
Amount deferred                        0         0        52        0         0        32      107         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index -- total               610     1,745       613      731       707       734      637       499       511       613
Amount deferred                        0         0       306        0         0       184      637         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Select Value -- total                 38       107        38       45        44        45       39        31        31        38
Amount deferred                        0         0        19        0         0        11       39         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Short Duration
U.S. Government -- total             779     2,229       783      934       902       938      814       637       655       783
Amount deferred                        0         0       391        0         0       235      814         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage -- total         385     1,101       387      461       445       464      403       315       328       387
Amount deferred                        0         0       194        0         0       116      403         0         0         0
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value -- total             851     2,417       850    1,023       986     1,022      887       718       708       850
Amount deferred                        0         0       425        0         0       255      887         0         0         0
---------------------------------------------------------------------------------------------------------------------------------

  *  In 2006, all funds except Core Equity changed fiscal year ends from Aug.
     31 to Dec. 31. The information shown is from Jan. 1, 2006 through Dec.
     31, 2006.

 **  Mr. Carlson served as Chair of the Boards through Dec. 31, 2006. For Mr.
     Carlson, aggregate compensation is based initially on the total annual cash compensation in Table 26A, including payments under the Qualified
     Retirement Plan, but for purposes of this Table 27 is (1) estimated for each fund based on the relative net assets of all funds for fiscal periods ending on or before Dec. 31, 2006, and is (2) limited for each fund to compensation paid by the fund subsequent to Jan. 1, 2006, accrued through the fund's fiscal period end.

*** Ms. Pryor ceased service as a member of the Boards, effective Jan. 11, 2007. Mr. Simpson retired as a member of the Boards, effective Sept. 14, 2006.

**** Through Dec. 31, 2006, no fees or expenses were paid or reimbursed from funds to Board members until the assets of a fund reached $20 million.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 82

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


RiverSource Life Insurance Company (RiverSource Life) and its subsidiaries are the record holders of all outstanding shares of the funds. All shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaimed beneficial ownership of all shares of the funds.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 83

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in a fund's Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 84

                                                                    APPENDIX A

                            DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

      o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

      o     Nature of and provisions of the obligation.

      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 85

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 86

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 87

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 88

MOODY'S SHORT-TERM MUNI BONDS AND NOTES

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 89

                                                                    APPENDIX B

                              S&P 500 INDEX FUND

                ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                                                           S-6466-20 AD (5/07)


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION  - MAY 1, 2007                     PAGE 90

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS

RIVERSOURCE VARIABLE PORTFOLIO -- INCOME SERIES, INC.

RIVERSOURCE VARIABLE PORTFOLIO -- INVESTMENT SERIES, INC.

RIVERSOURCE VARIABLE PORTFOLIO -- MANAGED SERIES, INC.

RIVERSOURCE VARIABLE PORTFOLIO -- MANAGERS SERIES, INC.

RIVERSOURCE VARIABLE PORTFOLIO -- MONEY MARKET SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of RiverSource VP - Core Bond Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund and RiverSource VP - Short Duration U.S. Government Fund (funds within RiverSource Variable Portfolio -Income Series, Inc.), RiverSource VP - Emerging Markets Fund, RiverSource VP - Growth Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP - Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - S&P 500 Index Fund and RiverSource VP - Small Cap Advantage Fund (funds within RiverSource Variable Portfolio - Investment Series, Inc.), RiverSource VP - Balanced Fund and RiverSource VP - Diversified Equity Income Fund (funds within RiverSource Variable Portfolio - Managed Series, Inc.), RiverSource VP - Fundamental Value Fund, RiverSource VP - Select Value Fund and RiverSource VP - Small Cap Value Fund (funds within RiverSource Variable Portfolio - Managers Series, Inc.) and RiverSource VP - Cash Management Fund (fund within RiverSource Variable Portfolio - Money Market Series, Inc.), as of December 31, 2006, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource VP - Core Bond Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP -Income Opportunities Fund, RiverSource VP - Short Duration U.S. Government Fund, RiverSource VP - Emerging Markets Fund, RiverSource VP - Growth Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP - Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - S&P 500 Index Fund, RiverSource VP - Small Cap Advantage Fund, RiverSource VP - Balanced Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP
- Fundamental Value Fund, RiverSource VP - Select Value Fund, RiverSource VP - Small Cap Value Fund and RiverSource VP - Cash Management Fund, as of December 31, 2006, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

February 20, 2007


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 81

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

RiverSource Variable Portfolio Funds

                                                                                                RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                             RIVERSOURCE VP -         CASH              CORE
                                                                                BALANCED           MANAGEMENT           BOND
DEC. 31, 2006                                                                     FUND                FUND              FUND
ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers*
      (identified cost $1,759,175,039, $1,056,561,446 and $70,753,073)       $  2,035,539,393   $  1,056,561,446   $     70,430,219
   Affiliated money market fund
   (identified cost $115,755,906 for RiverSource VP - Balanced Fund
   and $4,060,302 for RiverSource VP - Core Bond Fund) (Note 10)                115,755,906                 --          4,060,302
-----------------------------------------------------------------------------------------------------------------------------------
Total investments in securities                                                 2,151,295,299      1,056,561,446         74,490,521
   (identified cost $1,874,930,945, $1,056,561,446 and $74,813,375)
Cash in bank on demand deposit                                                             --             31,513                995
Foreign currency holdings for RiverSource VP - Core Bond Fund (identified
   cost $43,814) (Note 1)                                                                  --                 --             45,610
Receivable for investment securities sold                                          22,555,925                 --            513,114
Dividends and accrued interest receivable                                           7,040,244          3,073,857            474,192
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                    2,180,891,468      1,059,666,816         75,524,432
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                                       6,361                 --                 --
Dividends payable to shareholders (Note 1)                                                 --          3,772,176            210,707
Payable for investment securities purchased                                         6,864,121                 --            509,779
Payable for securities purchased on a forward-commitment basis (Note 1)            52,874,980                 --          8,676,070
Unrealized depreciation on swap transactions, at value (Note 9)                       132,008                 --             11,546
Accrued investment management services fee                                            846,715            275,142             25,084
Accrued distribution fee                                                              204,995            104,488              6,532
Accrued transfer agency fee                                                            98,394             50,153              3,135
Accrued administrative services fee                                                    87,956             47,753              3,658
Payable upon return of securities loaned (Note 6)                                  45,579,375                 --                 --
Other accrued expenses                                                                452,258            150,046             34,977
Forward sale commitments, at value (proceeds receivable $2,968,125 for
   RiverSource VP - Balanced Fund) (Note 1)                                         2,948,436                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 110,095,599          4,399,758          9,481,488
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                           $  2,070,795,869   $  1,055,267,058   $     66,042,944
===================================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value ($.001 for RiverSource VP - Balanced Fund)
   (Note 1)                                                                  $        132,634   $     10,556,434   $         67,297
Additional paid-in capital                                                      1,792,114,543      1,044,711,592         66,958,425
Undistributed net investment income                                                 3,552,008                 --              8,636
Accumulated net realized gain (loss) (Note 13)                                     (1,012,593)              (968)          (627,406)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies (Notes 7
   and 9)                                                                         276,009,277                 --           (364,008)
-----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock     $  2,070,795,869   $  1,055,267,058   $     66,042,944
===================================================================================================================================
Shares outstanding                                                                132,634,421      1,055,643,426          6,729,729
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                       $          15.61   $           1.00   $           9.81
-----------------------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 6)                             $     44,224,685   $             --   $             --
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

82 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                              RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                                 DIVERSIFIED        DIVERSIFIED        EMERGING
                                                                                    BOND           EQUITY INCOME        MARKETS
DEC. 31, 2006                                                                       FUND              FUND               FUND
ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers *
      (identified cost $2,786,448,153, $2,868,949,753 and $430,437,153)       $  2,779,432,185   $  3,414,010,230   $   519,215,985
   Affiliated money market fund
      (identified cost $367,744,020, $68,382,998 and $26,987,118) (Note 10)        367,744,020         68,382,998        26,987,118
------------------------------------------------------------------------------------------------------------------------------------
Total investments in securities
   (identified cost $3,154,192,173, $2,937,332,751 and $457,424,271)             3,147,176,205      3,482,393,228       546,203,103
Cash in bank on demand deposit                                                          64,660                 --             1,028
Foreign currency holdings (identified cost $1,466,270 for RiverSource VP
   - Diversified Bond Fund and $1,818,208 for RiverSource VP - Emerging
      Markets Fund) (Note 1)                                                         1,526,881                 --         1,813,551
Receivable for investment securities sold                                           82,915,251          7,572,605           490,134
Dividends and accrued interest receivable                                           18,984,084          4,804,211            80,995
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                     3,250,667,081      3,494,770,044       548,588,811
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                                           --                 11                --
Dividends payable to shareholders (Note 1)                                           9,913,038                 --                --
Payable for investment securities purchased                                         64,357,787         26,424,099           295,309
Payable for securities purchased on a forward-commitment basis (Note 1)            325,676,209                 --                --
Unrealized depreciation on swap transactions, at value (Note 9)                        467,838                 --                --
Accrued investment management services fee                                             982,560          1,531,470           452,469
Accrued distribution fee                                                               268,309            336,264            51,955
Accrued transfer agency fee                                                            128,784            161,401            24,938
Accrued administrative services fee                                                    134,743            137,399            33,153
Payable upon return of securities loaned (Note 6)                                  103,523,750         19,669,800                --
Other accrued expenses                                                                 395,099            422,567            93,377
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                  505,848,117         48,683,011           951,201
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                            $  2,744,818,964   $  3,446,087,033   $   547,637,610
====================================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                      $      2,621,164   $      2,226,594   $       315,628
Additional paid-in capital                                                       2,892,586,085      2,860,759,558       427,057,364
Undistributed (excess of distributions over) net investment income                     349,619          3,542,176          (137,137)
Accumulated net realized gain (loss) (Note 13)                                    (141,742,617)        34,497,933        31,627,508
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies
      (Notes 7 and 9)                                                               (8,995,287)       545,060,772        88,774,247
------------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock      $  2,744,818,964   $  3,446,087,033   $   547,637,610
====================================================================================================================================
Shares outstanding                                                                 262,116,403        222,659,395        31,562,840
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                        $          10.47   $          15.48   $         17.35
------------------------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 6)                              $    100,528,280   $     18,672,913   $            --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 83

RiverSource Variable Portfolio Funds

                                                                            RIVERSOURCE VP -  RIVERSOURCE VP -    RIVERSOURCE VP -
                                                                              FUNDAMENTAL          GLOBAL         GLOBAL INFLATION
                                                                                 VALUE              BOND        PROTECTED SECURITIES
DEC. 31, 2006                                                                    FUND               FUND                 FUND
ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers
      (identified cost $351,747,534, $732,711,123 and $531,101,473)         $    382,221,871  $    750,888,320  $       539,239,802
Affiliated money market fund
      (identified cost $20,893,483, $40,757,916 and $35,514,748) (Note 10)        20,893,483        40,757,916           35,514,748
------------------------------------------------------------------------------------------------------------------------------------
Total investments in securities
   (identified cost $372,641,017, $773,469,039 and $566,616,221)                 403,115,354       791,646,236          574,754,550
Foreign currency holdings (identified cost $34,151 for RiverSource VP -
   Fundamental Value
       Fund and $682,607 for RiverSource VP - Global Bond Fund) (Note 1)              33,974           681,438                   --
Receivable for investment securities sold                                                 --            39,699                   --
Dividends and accrued interest receivable                                            495,128        10,568,451            4,866,684
Unrealized appreciation on foreign currency contracts held, at value
   (Note 5)                                                                               --           397,260            2,459,607
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                     403,644,456       803,333,084          582,080,841
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                                         --            97,434                   --
Dividends payable to shareholders (Note 1)                                                --         1,306,030                   --
Payable for investment securities purchased                                        6,444,958        12,181,484                   --
Payable for securities purchased on a forward-commitment basis (Note 1)                   --         6,883,342                   --
Unrealized depreciation on foreign currency contracts held, at value
   (Note 5)                                                                               --           200,164                5,926
Unrealized depreciation on swap transactions, at value (Note 9)                           --           135,240                   --
Accrued investment management services fee                                           219,703           428,033              196,668
Accrued distribution fee                                                              37,621            77,179               55,872
Accrued transfer agency fee                                                           18,057            37,045               26,818
Accrued administrative services fee                                                   18,057            48,293               31,039
Other accrued expenses                                                                35,874           116,450               73,046
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                  6,774,270        21,510,694              389,369
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                          $    396,870,186  $    781,822,390  $       581,691,472
====================================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                    $        363,553  $        717,073  $           596,133
Additional paid-in capital                                                       366,032,473       763,772,968          591,910,070
Excess of distributions over net investment income                                        --          (417,435)         (18,528,196)
Accumulated net realized gain (loss) (Note 13)                                            --          (562,557)          (2,918,913)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies
      (Notes 5, 7  and 9)                                                         30,474,160        18,312,341           10,632,378
------------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital
   stock                                                                    $    396,870,186  $    781,822,390  $       581,691,472
====================================================================================================================================
Shares outstanding                                                                36,355,344        71,707,326           59,613,312
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                      $          10.92  $          10.90  $              9.76
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

84 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                                              RIVERSOURCE VP -    RIVERSOURCE VP -
                                                                            RIVERSOURCE VP -     HIGH YEILD           INCOME
                                                                                GROWTH              BOND           OPPORTUNITIES
DEC. 31, 2006                                                                    FUND               FUND               FUND
ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers*
      (identified cost $555,936,728, $1,151,167,612 and $378,759,197)       $    612,000,845  $  1,170,178,469  $       384,540,058
   Affiliated money market fund
      (identified cost $24,044,598, $42,251,953 and $26,802,813) (Note 10)        24,044,598        42,251,953           26,802,813
------------------------------------------------------------------------------------------------------------------------------------
Total investments in securities
   (identified cost $579,981,326, $1,193,419,565 and $405,562,010)               636,045,443     1,212,430,422          411,342,871
Cash in bank on demand deposit                                                         1,537                --                   --
Foreign currency holdings for RiverSource VP - Growth Fund
   (identified cost $2,395) (Note 1)                                                   2,461                --                   --
Receivable for investment securities sold                                         10,116,780            24,207                   --
Dividends and accrued interest receivable                                          1,167,348        20,673,377            6,122,614
Other receivable                                                                          --            91,484                   --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                     647,333,569     1,233,219,490          417,465,485
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                                         --                --               41,789
Dividends payable to shareholders (Note 1)                                                --         7,760,703            2,213,275
Payable for investment securities purchased                                        6,247,324           776,675            1,532,242
Payable for securities purchased on a forward-commitment basis (Note 1)                   --         6,304,144            3,905,775
Accrued investment management services fee                                           303,230           565,023              190,215
Accrued distribution fee                                                              63,174           120,612               38,979
Accrued transfer agency fee                                                           30,322            57,892               18,709
Accrued administrative services fee                                                   29,782            63,851               21,828
Payable upon return of securities loaned (Note 6)                                       --           1,616,000                   --
Other accrued expenses                                                               141,423           279,722               42,327
Options contracts written at value (premium received, $710,816
   for VP - Growth  Fund) (Note 8)                                                   788,025                --                   --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                  7,603,280        17,544,622            8,005,139
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                          $    639,730,289  $  1,215,674,868  $       409,460,346
====================================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                    $        853,104  $      1,773,604  $           396,869
Additional paid-in capital                                                       675,628,377     1,409,849,550          402,145,288
Undistributed net investment income                                                  792,279         1,658,951                   --
Accumulated net realized gain (loss) (Note 13)                                   (93,531,928)     (216,709,578)           1,137,328
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                 55,988,457        19,102,341            5,780,861
------------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock    $    639,730,289  $  1,215,674,868  $       409,460,346
====================================================================================================================================
Shares outstanding                                                                85,310,379       177,360,389           39,686,904
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                      $           7.50  $           6.85  $             10.32
------------------------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 6)                            $             --  $      1,540,000  $                --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 85

RiverSource Variable Portfolio Funds

                                                                             RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                               INTERNATIONAL       LARGE CAP          LARGE CAP
                                                                                OPPORTUNITY          EQUITY             VALUE
DEC. 31, 2006                                                                      FUND               FUND               FUND
ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers*
     (identified cost $1,008,434,926, $3,094,457,138 and $20,540,210)        $  1,298,698,768   $  3,546,728,183   $     23,656,647
   Affiliated money market fund
     (identified cost $24,975,398, $189,743,159, and $1,714,470) (Note 10)         24,975,398        189,743,159          1,714,470
-----------------------------------------------------------------------------------------------------------------------------------
Total investments in securities
   (identified cost $1,033,410,324, $3,284,200,297, and $22,254,680)            1,323,674,166      3,736,471,342         25,371,117
Cash in bank on demand deposit                                                         15,517             39,590                327
Foreign currency holdings for RiverSource VP - International Opportunity
   Fund and RiverSource VP - Large Cap Equity Fund (identified cost
   $2,468, 356  and $855,880 respectively) (Note 1)                                 2,456,101            862,183                 --
Receivable for investment securities sold                                              51,043         24,253,495             10,851
Dividends and accrued interest receivable                                             924,998          5,690,937             30,316
Reclaims receivable                                                                   792,609                 --                 --
Unrealized appreciation on foreign currency contracts held, at value
   (Note 5)                                                                             3,567                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                    1,327,918,001      3,767,317,547         25,412,611
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investment securities purchased                                         7,175,008         14,844,335              9,289
Unrealized depreciation on swap transactions, at value (Note 9)                            --              9,302                 --
Accrued investment management services fee                                            772,066          1,679,744             11,882
Accrued distribution fee                                                              129,003            371,568              2,476
Accrued administrative services fee                                                    78,200            148,696              1,188
Accrued transfer agency fee                                                            61,919            178,346              1,188
Payable upon return of securities loaned (Note 6)                                   8,673,000         10,739,000                 --
Other accrued expenses                                                                299,766            459,348             25,489
Options contracts written, at value (premiums received,
   $1,360,071 for RiverSource VP - Large Cap Equity Fund) (Note 8)                         --          1,507,780                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                  17,188,962         29,938,119             51,512
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                           $  1,310,729,039   $  3,737,379,428   $     25,361,099
===================================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                     $        993,949   $      1,492,524   $         20,743
Additional paid-in capital                                                      1,457,770,548      3,492,452,739         22,255,835
Undistributed (excess of distributions over) net investment income                 (3,212,601)         4,048,156              3,711
Accumulated net realized gain (loss) (Note 13)                                   (435,185,853)      (212,985,345)           (35,627)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies
      (Notes 5, 7 and 9)                                                          290,362,996        452,371,354          3,116,437
-----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock     $  1,310,729,039   $  3,737,379,428   $     25,361,099
===================================================================================================================================
Shares outstanding                                                                 99,394,884        149,252,411          2,074,264
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                       $          13.19   $          25.04   $          12.23
-----------------------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 6)                             $      7,968,310   $      9,916,664   $             --
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

86 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                             RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                                 MID CAP             MID CAP           S&P 500
                                                                                  GROWTH              VALUE             INDEX
DEC. 31, 2006                                                                      FUND               FUND               FUND
ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers*
     (identified cost $638,880,414, $338,395,311 and $298,758,392)           $    652,189,853   $    363,742,799   $    385,299,617
   Affiliated money market fund
     (identified cost $41,780,759, $10,451,921 and $6,076,431) (Note 10)           41,780,759         10,451,921          6,076,431
-----------------------------------------------------------------------------------------------------------------------------------
Total investments in securities
   (identified cost $680,661,173, $348,847,232 and $304,834,823)                  693,970,612        374,194,720        391,376,048
Cash in bank on demand deposit                                                             --                 --                328
Expense reimbursement receivable from the Investment Manager                               --                 --            138,671
Receivable for investment securities sold                                             924,554                 --             60,924
Dividends and accrued interest receivable                                             241,378            633,374            529,398
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                      695,136,544        374,828,094        392,105,369
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investment securities purchased                                                --          4,003,358             22,443
Accrued investment management services fee                                            392,121            199,001             68,264
Accrued distribution fee                                                               70,022             35,536             38,787
Accrued transfer agency fee                                                            33,610             17,057             18,617
Accrued administrative services fee                                                    32,795             17,057             18,617
Payable upon return of securities loaned (Note 6)                                   4,678,800                 --                 --
Other accrued expenses                                                                139,073             83,310             88,388
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                   5,346,421          4,355,319            255,116
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                           $    689,790,123   $    370,472,775   $    391,850,253
===================================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                     $        604,078   $        274,720   $        408,471
Additional paid-in capital                                                      1,789,498,947        346,119,792        304,758,788
Undistributed (excess of distributions over) net investment income                     31,821            (89,293)           548,565
Accumulated net realized gain (loss) (Note 13)                                 (1,113,654,162)        (1,179,932)          (409,503)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies (Note 7)         13,309,439         25,347,488         86,543,932
-----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock     $    689,790,123   $    370,472,775   $    391,850,253
===================================================================================================================================
Shares outstanding                                                                 60,407,816         27,471,975         40,847,131
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                       $          11.42   $          13.49   $           9.59
-----------------------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 6)                             $      4,553,934   $             --   $             --
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 87

RiverSource Variable Portfolio Funds

                                                                             RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                                                  SELECT         SHORT DURATION       SMALL CAP
                                                                                  VALUE         U.S. GOVERNMENT       ADVANTAGE
DEC. 31, 2006                                                                      FUND               FUND              FUND
ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers*
   (identified cost $26,380,520, $489,298,912 and $198,284,179)              $     27,764,781   $    487,143,485   $    216,496,004
   Affiliated money market fund
     (identified cost $668,002, $668,494 and $3,218,242) (Note 10)                    668,002            668,494          3,218,242
-----------------------------------------------------------------------------------------------------------------------------------
Total investments in securities
     (identified cost $27,048,522, $489,967,406, and $201,502,421)                 28,432,783        487,811,979   $    219,714,246
Cash in bank on demand deposit                                                             --                 --              2,142
Foreign currency holdings for RiverSource VP - Select Value Fund
   (identified cost $1,512) (Note 1)                                                    1,521                 --                 --
Receivable for investment securities sold                                             312,264          3,111,552          6,687,636
Dividends and accrued interest receivable                                              25,662          3,145,228            205,488
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                       28,772,230        494,068,759        226,609,512
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                                         170                 --                 --
Dividends payable to shareholders (Note 1)                                                 --          1,402,735                 --
Payable for investment securities purchased                                           249,012          3,066,100          5,887,435
Payable for securities purchased on a forward-commitment basis (Note 1)                    --         32,215,025                 --
Accrued investment management services fee                                             17,656            174,943            138,803
Accrued distribution fee                                                                2,829             45,559             21,963
Accrued transfer agency fee                                                             1,358             21,867             10,542
Accrued administrative services fee                                                     1,358             25,512             14,056
Payable upon return of securities loaned (Note 6)                                          --                 --            664,000
Other accrued expenses                                                                 20,723            103,387             74,041
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                     293,106         37,055,128          6,810,840
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                           $     28,479,124   $    457,013,631   $    219,798,672
===================================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                     $         25,039   $        451,085   $        168,742
Additional paid-in capital                                                         26,794,997        470,620,437        192,534,085
Undistributed (excess of distributions over) net investment income                     13,790            (83,879)             2,340
Accumulated net realized gain (loss) (Note 13)                                        261,030        (12,114,878)         8,881,680
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies (Note 7)          1,384,268         (1,859,134)        18,211,825
-----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock     $     28,479,124   $    457,013,631   $    219,798,672
===================================================================================================================================
Shares outstanding                                                                  2,503,889         45,108,468         16,874,236
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                       $          11.37   $          10.13   $          13.03
-----------------------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 6)                             $             --   $             --   $        616,170
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

88 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                           RIVERSOURCE VP -
                                                                              SMALL CAP
                                                                                VALUE
DEC. 31, 2006                                                                    FUND
ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers*
      (identified cost $506,886,794)                                       $    573,241,632
   Affiliated money market fund
      (identified cost $62,517,146) (Note 10)                                    62,517,146
-------------------------------------------------------------------------------------------
Total investments in securities
   (identified cost $569,403,940)                                               635,758,778
Cash in bank on demand deposit                                                        2,507
Receivable for investment securities sold                                         8,206,014
Dividends and accrued interest receivable                                           418,368
-------------------------------------------------------------------------------------------
Total assets                                                                    644,385,667
-------------------------------------------------------------------------------------------
LIABILITIES
Payable for investment securities purchased                                       8,562,968
Accrued investment management services fee                                          460,614
Accrued distribution fee                                                             60,560
Accrued transfer agency fee                                                          29,068
Accrued administrative services fee                                                  38,322
Payable upon return of securities loaned (Note 6)                                16,505,900
Other accrued expenses                                                               99,540
-------------------------------------------------------------------------------------------
Total liabilities                                                                25,756,972
-------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                         $    618,628,695
===========================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                   $        415,536
Additional paid-in capital                                                      534,575,868
Undistributed net investment income                                                 337,561
Accumulated net realized gain (loss) (Note 13)                                   16,944,892
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                66,354,838
-------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock   $    618,628,695
===========================================================================================
Shares outstanding                                                               41,553,625
-------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                     $          14.89
-------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 6)                           $     15,612,752
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 89

STATEMENTS OF OPERATIONS

RiverSource Variable Portfolio Funds

                                                             RIVERSOURCE VP - BALANCED FUND   RIVERSOURCE VP - CASH MANAGEMENT FUND
                                                              PERIOD ENDED      YEAR ENDED     PERIOD ENDED         YEAR ENDED
                                                            DEC. 31, 2006(a)  AUG. 31, 2006  DEC. 31, 2006(a)       AUG. 31, 2006
INVESTMENT INCOME
Income:
Dividends                                                   $      9,206,939  $  36,616,054  $             --  $                 --
Interest                                                          11,850,745     39,923,037        17,825,567            35,217,690
Income distributions from affiliated money market fund
   (Note 10)                                                       1,160,067             --                --                    --
Fee income from securities lending (Note 6)                           24,438        191,300                --                    --
   Less foreign taxes withheld                                       (95,790)       (84,794)               --                    --
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                      22,146,399     76,645,597        17,825,567            35,217,690
------------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                 3,770,059     11,773,679         1,115,733             3,099,857
Distribution fee                                                     847,080      2,821,196          423,265                940,713
Transfer agency fee                                                  406,585        652,017           203,160               246,070
Administrative services fees and expenses                            363,485      1,246,324           193,956               447,159
Custodian fees                                                       109,647        229,150            28,600                63,635
Compensation of board members                                         10,981         20,913             6,791                11,730
Printing and postage                                                 157,800        577,375            44,000               194,040
Professional fees                                                     21,224         27,000            16,200                21,500
Other                                                                 21,093         40,506             7,828                14,364
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                     5,707,954     17,388,160         2,039,533             5,039,068
   Earnings and bank fee credits on cash balances (Note 2)            (1,594)        (2,918)           (1,156)               (3,315)
------------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                 5,706,360     17,385,242         2,038,377             5,035,753
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   16,440,039     59,260,355        15,787,190            30,181,937
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                 50,059,770    134,095,911             1,627                  (798)
   Foreign currency transactions                                      (2,771)      (124,615)               --                    --
   Futures contracts                                                 617,131      1,604,234                --                    --
   Swap transactions                                                 238,151           (944)               --                    --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                           50,912,281    135,574,586             1,627                  (798)
Net change in unrealized appreciation (depreciation) on
    investments and on translation of assets and liabilities in
      foreign currencies                                          86,221,470    (29,065,213)               --                    --
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            137,133,751    106,509,373             1,627                  (798)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               $    153,573,790  $ 165,769,728  $     15,788,817  $         30,181,139
====================================================================================================================================

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006

See accompanying notes to financial statements.


------------------------------------------------------------------------------

90 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                           RIVERSOURCE VP -   CORE BOND FUND RIVERSOURCE VP -  DIVERSIFIED BOND FUND
                                                              PERIOD ENDED     YEAR ENDED      PERIOD ENDED         YEAR ENDED
                                                            DEC. 31, 2006(a)  AUG. 31, 2006  DEC. 31, 2006(a)      AUG. 31, 2006
INVESTMENT INCOME
Income:
Interest                                                    $      1,002,492  $   2,907,966  $     38,415,672  $    96,130,706
Income distributions from affiliated money market fund
   (Note 10)                                                          67,945             --         5,653,065               --
Fee income from securities lending (Note 6)                               --             --           103,452          530,882
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                       1,070,437      2,907,966        44,172,189       96,661,588
------------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                   100,468        333,535         3,821,877       10,386,439
Distribution fee                                                      26,164         75,382         1,039,343        2,445,873
Transfer agency fee                                                   12,558         18,540           498,868          620,106
Administrative services fees and expenses                             14,651         41,986           523,528        1,289,984
Custodian fees                                                        17,598         60,092            55,200          207,670
Compensation of board members                                          3,829          8,597            11,059           17,496
Printing and postage                                                   4,185         10,158           154,200          521,210
Professional fees                                                     13,995         20,000            21,383           27,000
Other                                                                    342          8,993            35,663           38,858
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                       193,790        577,283         6,161,121       15,554,636
   Expenses waived/reimbursed by the Investment Manager
      and its affiliates (Note 2)                                    (19,971)       (59,290)               --               --
------------------------------------------------------------------------------------------------------------------------------------
                                                                     173,819        517,993         6,161,121       15,554,636
   Earnings and bank fee credits on cash balances (Note 2)              (573)        (2,769)           (1,620)          (7,722)
------------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                   173,246        515,224         6,159,501       15,546,914
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      897,191      2,392,742        38,012,688       81,114,674
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                    317,144     (1,059,999)       21,369,534      (32,643,150)
   Foreign currency transactions                                          --         (4,827)               --         (152,633)
   Futures contracts                                                  54,109        116,511         2,169,354        5,423,762
   Swap transactions                                                  15,987           (524)          743,098           21,956
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              387,240       (948,839)       24,281,986      (27,350,065)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and
     liabilities in foreign currencies                              (139,404)      (522,771)       (4,617,556)     (15,056,707)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                247,836     (1,471,610)       19,664,430      (42,406,772)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               $      1,145,027  $     921,132  $     57,677,118  $    38,707,902
====================================================================================================================================

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 91

RiverSource Variable Portfolio Funds

                                                                    RIVERSOURCE VP -                   RIVERSOURCE VP -
                                                             DIVERSIFIED EQUITY INCOME FUND        EMERGING MARKETS FUND
                                                           PERIOD ENDED           YEAR ENDED     PERIOD ENDED       YEAR ENDED
                                                         DEC. 31, 2006(a)       AUG. 31, 2006   DEC. 31, 2006(a)   AUG. 31, 2006
INVESTMENT INCOME
Income:
Dividends                                                $     22,943,644   $      55,141,757   $      1,676,670   $   7,670,211
Interest                                                           66,283           2,450,193             54,799         562,009
Income distributions from affiliated money market                 898,637                  --            217,449              --
   fund (Note 10)
Fee income from securities lending (Note 6)                        64,983             217,630                 --              --
   Less foreign taxes withheld                                    (73,113)           (410,141)          (153,135)       (660,717)
---------------------------------------------------------------------------------------------------------------------------------
Total income                                                   23,900,434          57,399,439          1,795,783       7,571,503
---------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                              6,677,888          14,825,523          1,766,834       3,834,039
Distribution fee                                                1,300,920           2,845,725            194,711         425,597
Transfer agency fees                                              624,420             789,012             93,458         123,328
Administrative services fees and expenses                         538,977           1,252,553            124,511         284,260
Custodian fees                                                    114,000             352,750            131,148         303,261
Compensation of board members                                      13,092              17,513              4,923           9,264
Printing and postage                                              156,000             559,350              7,782          73,362
Professional fees                                                  23,982              30,000             14,797          20,500
Other                                                              40,163              23,679             14,081         178,175
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                  9,489,442          20,696,105          2,352,245       5,251,786
   Earnings and bank fee credits on cash balances
      (Note 2)                                                       (524)             (1,987)              (856)         (2,136)
---------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                              9,488,918          20,694,118          2,351,389       5,249,650
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                14,411,516          36,705,321           (555,606)      2,321,853
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                              26,724,517         208,875,344         34,881,200      56,915,477
   Foreign currency transactions                                  (10,328)             35,615           (358,824)       (858,475)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                        26,714,189         208,910,959         34,522,376      56,057,002
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
       liabilities in foreign currencies                      242,752,342          53,554,454         55,618,639      15,075,906
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies         269,466,531         262,465,413         90,141,015      71,132,908
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            $    283,878,047   $     299,170,734   $     89,585,409   $  73,454,761
=================================================================================================================================

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

92 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                   RIVERSOURCE VP -                        RIVERSOURCE VP -
                                                               FUNDAMENTAL VALUE FUND                      GLOBAL BOND FUND
                                                            PERIOD ENDED        YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                          DEC. 31, 2006(a)   AUG. 31, 2006(b)    DEC. 31, 2006(a)   AUG. 31, 2006
INVESTMENT INCOME
Income:
Dividends                                                $       1,575,933   $        433,738   $              --   $          --
Interest                                                            59,897            234,568           9,743,817      23,851,829
Income distributions from affiliated money market fund
   (Note 10)                                                       279,083                 --             430,350              --
Fee income from securities lending (Note 6)                             --                 --              11,727           9,274
   Less foreign taxes withheld                                     (12,806)            (7,391)             (3,690)        (27,307)
----------------------------------------------------------------------------------------------------------------------------------
Total income                                                     1,902,107            660,915          10,182,204      23,833,796
----------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                 737,998            206,566           1,676,013       4,640,640
Distribution fee                                                   128,343             35,371             301,306         762,389
Transfer agency fee                                                 61,603             16,978             144,622         192,817
Administrative services fees and expenses                           61,603             16,978             189,002         489,934
Custodian fees                                                      26,348             27,090              67,000         158,750
Compensation of board members                                        2,609                 --               5,645          10,696
Printing and postage                                                15,908              3,242               8,000         177,050
Professional fees                                                   14,159             20,000              17,293          24,000
Other                                                                3,698                164                 457          13,130
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                   1,052,269            326,389           2,409,338       6,469,406
   Expenses waived/reimbursed by the Investment
      Manager and its affiliates (Note 2)                               --            (23,585)                 --              --
----------------------------------------------------------------------------------------------------------------------------------
                                                                 1,052,269            302,804           2,409,338       6,469,406
   Earnings and bank fee credits on cash balances
      (Note 2)                                                          --               (548)             (1,120)         (1,806)
----------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                               1,052,269            302,256           2,408,218       6,467,600
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    849,838            358,659           7,773,986      17,366,196
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                  378,167            115,654           2,380,893      (1,642,404)
   Foreign currency transactions                                    (6,706)           (61,127)           (976,401)       (487,909)
   Futures contracts                                                    --                 --             165,230         972,433
   Swap transactions                                                    --                 --             171,015         (10,629)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                            371,461             54,527           1,740,737      (1,168,509)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
      liabilities in foreign currencies                         26,525,481          3,938,541           6,466,660      (5,952,008)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies           26,896,942          3,993,068           8,207,397      (7,120,517)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            $      27,746,780   $      4,351,727   $      15,981,383   $  10,245,679
==================================================================================================================================

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(b)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 93

RiverSource Variable Portfolio Funds

                                                         RIVERSOURCE VP - GLOBAL INFLATION
                                                              PROTECTED SECURITIES FUND        RIVERSOURCE VP - GROWTH FUND
                                                            PERIOD ENDED      YEAR ENDED       PERIOD ENDED       YEAR ENDED
                                                          DEC. 31, 2006(a)   AUG. 31, 2006   DEC. 31, 2006(a)   AUG. 31, 2006
INVESTMENT INCOME
Income:
Dividends                                                 $             --   $          --   $      2,837,034   $  10,276,586
Interest                                                         2,486,887      12,599,540            119,184       1,466,282
Income distributions from affiliated money market fund
   (Note 10)                                                       425,320              --            385,954              --
Fee income from securities lending (Note 6)                             --              --                 --          48,444
   Less foreign taxes withheld                                          --          (2,674)           (60,682)       (194,117)
------------------------------------------------------------------------------------------------------------------------------
Total income                                                     2,912,207      12,596,866          3,281,490      11,597,195
------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                 707,400       1,164,368          1,449,964       3,751,065
Distribution fee                                                   200,968         318,273            256,433         746,056
Transfer agency fee                                                 96,462          99,902            123,084         207,746
Administrative services fees and expenses                          112,213         176,325            121,045         366,683
Custodian fees                                                      14,400          45,645             48,000         151,100
Compensation of board members                                        3,808           8,597              5,611          10,380
Printing and postage                                                15,500          92,286             42,000         152,200
Professional fees                                                   13,976          20,000             15,415          21,000
Other                                                                   47          23,353              5,870          12,356
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                   1,164,774       1,948,749          2,067,422       5,418,586
   Expenses waived/reimbursed by the Investment
      Manager and its affiliates (Note 2)                           (7,228)       (114,683)                --              --
------------------------------------------------------------------------------------------------------------------------------
                                                                 1,157,546       1,834,066          2,067,422       5,418,586
   Earnings and bank fee credits on cash balances
      (Note 2)                                                        (780)         (2,594)              (600)         (1,518)
------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                               1,156,766       1,831,472          2,066,822       5,417,068
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  1,755,441      10,765,394          1,214,668       6,180,127
------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                       --      (2,708,631)        (5,753,825)     33,312,570
   Foreign currency transactions                                (6,575,653)     (5,949,866)            10,914          24,873
   Futures contracts                                                    --              --                 --      (1,049,226)
   Options contracts written (Note 8)                                   --              --         (1,014,976)      1,282,736
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                         (6,575,653)     (8,658,497)        (6,757,887)     33,570,953
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
      liabilities in foreign currencies                          1,783,356       7,996,039         55,051,567     (20,509,288)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies           (4,792,297)       (662,458)        48,293,680      13,061,665
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             $     (3,036,856)  $  10,102,936   $     49,508,348   $  19,241,792
==============================================================================================================================

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

94 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                             RIVERSOURCE VP - HIGH YIELD         RIVERSOURCE VP - INCOME
                                                                      BOND FUND                     OPPORTUNITIES FUND
                                                            PERIOD ENDED       YEAR ENDED      PERIOD ENDED       YEAR ENDED
                                                          DEC. 31, 2006(a)    AUG .31, 2006  DEC. 31, 2006(a)   AUG. 31, 2006
INVESTMENT INCOME
Income:
Interest                                                  $     31,610,736   $  97,299,978   $      7,903,691   $   7,750,350
Income distributions from affiliated money market fund
   (Note 10)                                                       909,607              --            417,364              --
Fee income from securities ending (Note 6)                           2,827              --                 --              --
------------------------------------------------------------------------------------------------------------------------------
Total income                                                    32,523,170      97,299,978          8,321,055       7,750,350
------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                               2,316,669       7,413,897            665,749         653,044
Distribution fee                                                   494,359       1,541,872            136,426         131,976
Transfer agency fee                                                237,284         373,691             65,482          45,332
Administrative services fees and expenses                          261,944         840,455             76,397          76,233
Custodian fees                                                      23,760          95,043             12,325          34,820
Compensation of board members                                        7,618          14,280              4,081           8,597
Printing and postage                                               101,350         354,210              9,242          33,485
Professional fees                                                   19,902          27,000             14,213          20,000
Other                                                               13,064          18,363              1,805           9,308
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                   3,475,950      10,678,811            985,720       1,012,795
   Earnings and bank fee credits on cash balances
      (Note 2)                                                      (1,672)         (4,108)              (750)         (3,680)
------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                               3,474,278      10,674,703            984,970       1,009,115
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 29,048,892      86,625,275          7,336,085       6,741,235
------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions
  (Note 3)                                                       4,636,729       1,041,488          1,457,589        (259,128)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
      liabilities in foreign currencies                         30,113,325     (19,241,545)         6,365,184      (1,116,480)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies           34,750,054     (18,200,057)         7,822,773      (1,375,608)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  $63,798,946     $68,425,218   $     15,158,858   $   5,365,627
==============================================================================================================================

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 95

RiverSource Variable Portfolio Funds

                                                           RIVERSOURCE VP - INTERNATIONAL       RIVERSOURCE VP - LARGE CAP
                                                                 OPPORTUNITY FUND                      EQUITY FUND
                                                            PERIOD ENDED       YEAR ENDED      PERIOD ENDED      YEAR ENDED
                                                          DEC. 31, 2006(a)   AUG. 31, 2006   DEC. 31, 2006(a)   AUG. 31, 2006
INVESTMENT INCOME
Income:
Dividends                                                 $      7,252,055   $  28,910,841   $     21,486,802   $  64,447,141
Interest                                                            68,026         477,054            548,131       3,523,830
Income distributions from affiliated money market fund
  (Note 10)                                                        138,218              --          2,645,626              --
Fee income from securities lending (Note 6)                        103,960         854,518             33,932         411,482
   Less foreign taxes withheld                                    (736,272)     (2,953,973)          (219,488)       (536,985)
------------------------------------------------------------------------------------------------------------------------------
Total income                                                     6,825,987      27,288,440         24,495,003      67,845,468
------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                               3,169,722      10,469,388          7,050,915      18,214,495
Distribution fee                                                   521,812       1,580,636          1,538,178       3,994,421
Transfer agency fee                                                250,461         391,479            738,300       1,168,235
Administrative services fees and expenses                          316,870         976,719            615,503       1,726,620
Custodian fees                                                     137,000         406,430            148,170         431,400
Compensation of board members                                        7,950          14,164             16,991          25,530
Printing and postage                                                66,000         305,050             68,500         644,700
Professional fees                                                   19,664          26,500             29,181          36,000
Other                                                               23,909          23,460             44,948          45,973
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                   4,513,388      14,193,826         10,250,686      26,287,374
   Earnings and bank fee credits on cash balances
      (Note 2)                                                        (880)         (2,074)            (1,510)         (3,638)
------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                               4,512,508      14,191,752         10,249,176      26,283,736
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  2,313,479      13,096,688         14,245,827      41,561,732
------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                               63,329,169     197,090,703         68,815,824     221,874,381
   Foreign currency transactions                                    30,726         258,532             17,043         (15,410)
   Futures contracts                                                    --              --          4,124,788        (872,886)
   Swap transactions                                                    --              --            244,830        (793,303)
   Options contracts written (Note 8)                                   --              --         (2,159,477)      1,991,238
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                         63,359,895     197,349,235         71,043,008     222,184,020
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
      liabilities in foreign currencies                         41,009,369      57,942,017        257,357,774     (90,675,460)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          104,369,264     255,291,252        328,400,782     131,508,560
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        $    106,682,743   $ 268,387,940   $    342,646,609   $ 173,070,292
==============================================================================================================================

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

96 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                             RIVERSOURCE VP - LARGE CAP          RIVERSOURCE VP - MID CAP
                                                                     VALUE FUND                         GROWTH FUND
                                                            PERIOD ENDED       YEAR ENDED      PERIOD ENDED       YEAR ENDED
                                                          DEC. 31, 2006(a)   AUG. 31, 2006   DEC. 31, 2006(a)   AUG. 31, 2006
INVESTMENT INCOME
Income:
Dividends                                                 $        154,582   $     428,966   $      3,040,998   $   3,608,016
Interest                                                             3,780          13,246            198,553         298,963
Income distributions from affiliated money market fund
   (Note 10)                                                        21,872              --            420,840              --
Fee income from securities lending (Note 6)                             --              --             21,831          59,715
   Less foreign taxes withheld                                      (1,383)           (911)                --              --
------------------------------------------------------------------------------------------------------------------------------
Total income                                                       178,851         441,301          3,682,222       3,966,694
------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                  45,636         102,616          1,403,857       3,286,046
Distribution fee                                                     9,508          22,190            290,864         636,199
Transfer agency fee                                                  4,563           5,785            139,610         228,311
Administrative services fees and expenses                            4,563          10,525            136,195         315,127
Custodian fees                                                      14,980          45,710             20,533          25,155
Compensation of board members                                           --              --              6,092          10,464
Printing and postage                                                   120           6,902             38,600         132,220
Professional fees                                                   13,600          19,500             17,406          24,000
Other                                                                  616             462              1,557           7,132
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                      93,586         213,690          2,054,714       4,664,654
   Expenses waived/reimbursed by the Investment
      Manager and its affiliates (Note 2)                          (13,724)        (33,151)                --              --
------------------------------------------------------------------------------------------------------------------------------
                                                                    79,862         180,539          2,054,714       4,664,654
   Earnings and bank fee credits on cash balances (Note 2)          (2,308)        (14,675)              (878)         (2,103)
------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                  77,554         165,864          2,053,836       4,662,551
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    101,297         275,437          1,628,386        (695,857)
------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                  313,050         907,987         19,889,194      57,781,721
   Foreign currency transactions                                       (74)            (13)                --              --
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                            312,976         907,974         19,889,194       7,781,721
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
      liabilities in foreign currencies                          1,816,288         652,685         36,768,984    (134,694,999)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            2,129,264       1,560,659         56,658,178     (76,913,278)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             $      2,230,561   $   1,836,096   $     58,286,564   $ (77,609,135)
==============================================================================================================================

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 97

RiverSource Variable Portfolio Funds

                                                          RIVERSOURCE VP - MID CAP VALUE FUND   RIVERSOURCE VP - S&P 500 INDEX FUND
                                                           PERIOD ENDED          YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                         DEC. 31, 2006(a)       AUG. 31, 2006   DEC. 31, 2006(a)      AUG. 31, 2006
INVESTMENT INCOME
Income:
Dividends                                                 $     2,118,170       $     892,633   $      2,335,998      $   7,106,205
Interest                                                           18,258             193,240             15,609            184,893
Income distributions from affiliated money market fund
   (Note 10)                                                      135,804                  --             71,076                 --
      Less foreign taxes withheld                                  (4,533)             (2,487)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                    2,267,699           1,083,386          2,422,683          7,291,098
------------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                706,423             376,310            275,378            952,722
Distribution fee                                                  123,158              64,217            156,467            467,272
Transfer agency fee                                                59,114              26,287             75,102            112,578
Administrative services fees and expenses                          59,114              30,695             75,101            241,657
Custodian fees                                                     66,275             192,302             17,400             49,910
Compensation of board members                                       4,028               3,846              4,598              9,580
Printing and postage                                                9,644              13,332              7,765             86,625
Licensing fees                                                         --                  --              9,600             37,620
Professional fees                                                  14,460              20,500             14,748             20,500
Other                                                              10,202              11,321              3,946             10,600
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                  1,052,418             738,810            640,105          1,989,064
   Expenses waived/reimbursed by the Investment
      Manager and its affiliates (Note 2)                              --            (169,570)           (20,495)          (138,671)
------------------------------------------------------------------------------------------------------------------------------------
                                                                1,052,418             569,240            619,610          1,850,393
   Earnings and bank fee credits on cash balances
     (Note 2)                                                          --             (10,858)            (1,282)            (1,725)
------------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                              1,052,418             558,382            618,328          1,848,668
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 1,215,281             525,004          1,804,355          5,442,430
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                 216,882           1,871,650          2,430,585            503,641
   Foreign currency transactions                                     (190)                  3                 --                 --
   Futures contracts                                                   --                  --            388,567             98,928
   Reimbursement from affiliate (Note 2)                               --                  --                 --            216,040
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                           216,692           1,871,653          2,819,152            818,609
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
      liabilities in foreign currencies                        21,273,477           3,607,327         28,958,806         24,008,898
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          21,490,169           5,478,980         31,777,958         24,827,507
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             $    22,705,450       $   6,003,984   $     33,582,313      $  30,269,937
====================================================================================================================================

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

98 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                                                RIVERSOURCE VP - SHORT DURATION U.S.
                                                         RIVERSOURCE VP - SELECT VALUE FUND                GOVERNMENT FUND
                                                          PERIOD ENDED           YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                         DEC. 31, 2006(a)       AUG. 31, 2006   DEC. 31, 2006(a)      AUG. 31, 2006
INVESTMENT INCOME
Income:
Dividends                                                 $       162,816       $     755,963   $             --      $          --
Interest                                                            4,265             110,040          7,115,828         21,167,809
Income distributions from affiliated money market fund
   (Note 10)                                                       19,090                  --             66,423                 --
      Less foreign taxes withheld                                    (327)            (24,447)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                      185,844             841,556          7,182,251         21,167,809
------------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                 65,150             186,844            726,456          2,635,745
Distribution fee                                                   11,278              32,221            189,183            605,679
Transfer agency fee                                                 5,413               8,047             90,805            147,668
Administrative services fees and expenses                           5,413              15,197            105,941            347,525
Custodian fees                                                      3,043              20,130             21,000             75,700
Compensation of board members                                       3,768               7,430              5,040             10,163
Printing and postage                                                1,552               7,867             12,375            130,065
Professional fees                                                  13,639              19,500             15,801             22,000
Other                                                                 647               8,648              2,874             10,116
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                    109,903             305,884          1,169,475          3,984,661
   Expenses waived/reimbursed by the Investment
      Manager and its affiliates (Note 2)                         (10,426)            (27,598)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
                                                                   99,477             278,286          1,169,475          3,984,661
   Earnings and bank fee credits on cash balances
      (Note 2)                                                         --                  --               (600)            (3,400)
------------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                 99,477             278,286          1,168,875          3,981,261
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    86,367             563,270          6,013,376         17,186,548
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                               2,509,809             464,367            731,036         (4,443,647)
   Foreign currency transactions                                       28                 146                 --                 --
   Futures contracts                                                   --                  --           (545,229)          (175,211)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                         2,509,837             464,513            185,807         (4,618,858)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
      liabilities in foreign currencies                          (691,997)            588,316            925,784           (292,799)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies           1,817,840           1,052,829          1,111,591         (4,911,657)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             $     1,904,207       $   1,616,099   $      7,124,967      $  12,274,891
====================================================================================================================================

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 99

RiverSource Variable Portfolio Funds

                                                              RIVERSOURCE VP - SMALL CAP             RIVERSOURCE VP - SMALL CAP
                                                                    ADVANTAGE FUND                           VALUE FUND
                                                           PERIOD ENDED           YEAR ENDED      PERIOD ENDED          YEAR ENDED
                                                         DEC. 31, 2006(a)       AUG. 31, 2006   DEC. 31, 2006(a)      AUG. 31, 2006
INVESTMENT INCOME
Income:
Dividends                                                 $       892,516       $   2,266,698   $      2,282,918      $   5,518,622
Interest                                                           15,120             125,725             49,516          2,879,398
Income distributions from affiliated money market fund
   (Note 10)                                                       27,411                  --            931,993                 --
Fee income from securities lending (Note 6)                        12,686              37,231             72,824             41,806
   Less foreign taxes withheld                                       (882)             (1,616)            (8,436)           (19,685)
------------------------------------------------------------------------------------------------------------------------------------
Total income                                                      946,851           2,428,038          3,328,815          8,420,141
------------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                518,341           1,726,941          1,916,016          4,896,261
Distribution fee                                                   90,523             292,753            239,741            635,371
Transfer agency fee                                                43,450              70,635            115,072            167,723
Administrative services fees and expenses                          57,935             190,322            152,063            419,119
Custodian fees                                                     38,700              93,869             72,000            232,090
Compensation of board members                                       4,359               9,130              5,417             10,246
Printing and postage                                               13,311              53,150              9,890            117,620
Professional fees                                                  14,231              20,000             14,996             20,500
Other                                                               3,447              15,541             14,032             10,090
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                    784,297           2,472,341          2,539,227          6,509,020
   Expenses waived/reimbursed by the Investment
      Manager and its affiliates (Note 2)                              --                  --           (128,641)          (188,431)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  784,297           2,472,341          2,410,586          6,320,589
   Earnings and bank fee credits on cash balances
      (Note 2)                                                         --                (350)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                784,297           2,471,991          2,410,586          6,320,589
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   162,554             (43,953)           918,229          2,099,552
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                               9,593,410          27,954,706         17,563,027         61,012,764
   Foreign currency transactions                                       --                  --             12,896                 (1)
   Futures contracts                                               20,096             (21,863)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                         9,613,506          27,932,843         17,575,923         61,012,763
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets
      and liabilities in foreign currencies                     7,437,971         (17,484,891)        37,232,926         (7,054,058)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          17,051,477          10,447,952         54,808,849         53,958,705
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             $    17,214,031       $  10,403,999   $     55,727,078      $  56,058,257
====================================================================================================================================

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

100 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource Variable Portfolio Funds

                                                                               RIVERSOURCE VP - BALANCED FUND
                                                                     PERIOD ENDED        YEAR ENDED        YEAR ENDED
                                                                    DEC. 31, 2006(a)    AUG. 31, 2006     AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        16,440,039      $    59,260,355   $    60,950,168
Net realized gain (loss) on investments                                50,912,281          135,574,586       161,959,485
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                     86,221,470          (29,065,213)       20,254,609
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       153,573,790          165,769,728       243,164,262
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              (12,783,193)         (58,821,263)      (61,685,753)
   Net realized gain                                                 (114,232,567)         (70,774,753)                -
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (127,015,760)        (129,596,016)      (61,685,753)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                    11,786,573           24,249,895        33,994,949
Reinvestment of distributions at net asset value                      140,084,455          131,268,246        61,564,207
Payments for redemptions                                             (154,122,329)        (582,529,038)     (503,321,951)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions      (2,251,301)        (427,010,897)     (407,762,795)
-------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                24,306,729         (390,837,185)     (226,284,286)
Net assets at beginning of period                                   2,046,489,140        2,437,326,325     2,663,610,611
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                        $2,070,795,869      $ 2,046,489,140   $ 2,437,326,325
=========================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                          $    3,552,008      $      (236,516)  $      (303,746)
--------------------------------------------------------------------------------------------------------------------------

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

RiverSource Variable Portfolio Funds

                                                                            RIVERSOURCE VP - CASH MANAGEMENT FUND
                                                                     PERIOD ENDED        YEAR ENDED        YEAR ENDED
                                                                    DEC. 31, 2006(a)    AUG. 31, 2006     AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                     $     15,787,190   $    30,181,937    $    13,365,919
Net realized gain (loss) on investments                                        1,627              (798)             1,275
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           15,788,817        30,181,139         13,367,194
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                 (15,787,190)      (30,181,937)       (13,366,319)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                      167,038,584       546,130,014        278,245,964
Reinvestment of distributions at net asset value                          15,952,725        28,008,968         12,094,809
Payments for redemptions                                                (126,563,119)     (262,906,070)      (375,917,897)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         56,428,190       311,232,912        (85,577,124)
--------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   56,429,817       311,232,114        (85,576,249)
Net assets at beginning of period                                        998,837,241       687,605,127        773,181,376
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                         $  1,055,267,058   $   998,837,241    $   687,605,127
==========================================================================================================================

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 101

RiverSource Variable Portfolio Funds

                                                                               RIVERSOURCE VP - CORE BOND FUND
                                                                      PERIOD ENDED        YEAR ENDED       YEAR ENDED
                                                                    DEC. 31, 2006(a)     AUG. 31, 2006    AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                     $     897,191      $     2,392,742   $     1,429,788
Net realized gain (loss) on investments                                   387,240             (948,839)          298,041
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                       (139,404)            (522,771)           (8,029)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         1,145,027              921,132         1,719,800
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                 (904,887)          (2,410,884)       (1,450,986)
   Net realized gain                                                            -             (122,686)                -
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (904,887)          (2,533,570)       (1,450,986)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                     9,253,741           27,670,096        26,946,369
Reinvestment of distributions at net asset value                          919,732            2,463,965         1,374,055
Payments for redemptions                                               (7,068,430)         (23,763,653)       (6,193,096)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       3,105,043            6,370,408        22,127,328
-------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 3,345,183            4,757,970        22,396,142
Net assets at beginning of period                                      62,697,761           57,939,791        35,543,649
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                         $  66,042,944      $    62,697,761   $    57,939,791
=========================================================================================================================
Undistributed net investment income                                 $       8,636      $           345   $        11,000
-------------------------------------------------------------------------------------------------------------------------

(a) For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

RiverSource Variable Portfolio Funds

                                                                           RIVERSOURCE VP - DIVERSIFIED BOND FUND
                                                                       PERIOD ENDED        YEAR ENDED       YEAR ENDED
                                                                     DEC. 31, 2006(a)     AUG. 31, 2006    AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) --  net                                    $   38,012,688      $    81,114,674   $    63,237,383
Net realized gain (loss) on investments                                 24,281,986          (27,350,065)       14,152,346
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                      (4,617,556)         (15,056,707)       (4,469,293)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         57,677,118           38,707,902        72,920,436
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                               (38,353,400)         (81,269,698)      (66,121,267)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                    431,618,712          683,564,631       266,496,135
Reinvestment of distributions at net asset value                        37,071,891           78,244,071        65,971,457
Payments for redemptions                                               (68,416,103)        (218,296,083)     (211,228,785)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions      400,274,500          543,512,619       121,238,807
--------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                419,598,218          500,950,823       128,037,976
Net assets at beginning of period                                    2,325,220,746        1,824,269,923     1,696,231,947
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                         $2,744,818,964      $ 2,325,220,746   $ 1,824,269,923
==========================================================================================================================
Undistributed (excess of distributions over) net investment income  $      349,619      $       (52,767)  $      (137,182)
--------------------------------------------------------------------------------------------------------------------------

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

102 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                       RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND
                                                                       PERIOD ENDED        YEAR ENDED        YEAR ENDED
                                                                     DEC. 31, 2006(a)    AUG. 31, 2006     AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $     14,411,516   $    36,705,321   $    20,778,925
Net realized gain (loss) on investments                                    26,714,189       208,910,959        74,275,731
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                        242,752,342        53,554,454       176,095,823
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           283,878,047       299,170,734       271,150,479
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                  (10,731,641)      (36,257,011)      (19,986,713)
   Net realized gain                                                     (196,331,636)      (72,944,061)               --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (207,063,277)     (109,201,072)      (19,986,713)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                       321,817,764       979,162,771       586,505,709
Reinvestment of distributions at net asset value                          217,051,599       105,737,678        17,749,939
Payments for redemptions                                                  (46,282,984)      (77,265,424)      (19,307,264)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         492,586,379     1,007,635,025       584,948,384
--------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   569,401,149     1,197,604,687       836,112,150
Net assets at beginning of period                                       2,876,685,884     1,679,081,197       842,969,047
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                          $  3,446,087,033   $ 2,876,685,884   $ 1,679,081,197
==========================================================================================================================
Undistributed (excess of distributions over) net investment income   $      3,542,176   $      (153,938)  $      (460,246)
--------------------------------------------------------------------------------------------------------------------------

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

RiverSource Variable Portfolio Funds

                                                                            RIVERSOURCE VP - EMERGING MARKETS FUND
                                                                       PERIOD ENDED       YEAR ENDED        YEAR ENDED
                                                                     DEC. 31, 2006(a)    AUG. 31, 2006     AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $       (555,606)  $     2,321,853   $       588,832
Net realized gain (loss) on investments                                    34,522,376        56,057,002        13,536,065
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                         55,618,639        15,075,906        16,517,176
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            89,585,409        73,454,761        30,642,073
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                           --        (1,549,963)         (502,237)
   Net realized gain                                                      (59,114,993)      (12,706,732)       (2,148,317)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                       (59,114,993)      (14,256,695)       (2,650,554)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                        48,109,995       219,084,079       121,975,171
Reinvestment of distributions at net asset value                           59,836,290        13,767,635         2,508,714
Payments for redemptions                                                  (17,855,029)      (56,934,726)       (6,438,923)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions          90,091,256       175,916,988       118,044,962
--------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   120,561,672       235,115,054       146,036,481
Net assets at beginning of period                                         427,075,938       191,960,884        45,924,403
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                          $    547,637,610   $   427,075,938   $   191,960,884
==========================================================================================================================
Undistributed (excess of distributions over) net investment income   $       (137,137)  $          (104)  $        86,481
--------------------------------------------------------------------------------------------------------------------------

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 103

RiverSource Variable Portfolio Funds

                                                                   RIVERSOURCE VP - FUNDAMENTAL VALUE FUND
                                                                       PERIOD ENDED        YEAR ENDED
                                                                     DEC. 31, 2006(a)    AUG. 31, 2006(b)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $          849,838   $          358,659
Net realized gain (loss) on investments                                       371,461               54,527
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                         26,525,481            3,938,541
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            27,746,780            4,351,727
----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                     (851,138)            (298,866)
   Net realized gain                                                         (493,817)                  --
   Tax return of capital                                                     (169,045)                  --
----------------------------------------------------------------------------------------------------------
Total distributions                                                        (1,514,000)            (298,866)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                       138,433,669          228,064,714
Reinvestment of distributions at net asset value                            1,793,853               19,013
Payments for redemptions                                                   (1,297,466)          (2,440,614)
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         138,930,056          225,643,113
----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   165,162,836          229,695,974
Net assets at beginning of period (Note 1)                                231,707,350            2,011,376(c)
----------------------------------------------------------------------------------------------------------
Net assets at end of period                                        $      396,870,186   $      231,707,350
==========================================================================================================
Undistributed net investment income                                $               --   $            8,006
----------------------------------------------------------------------------------------------------------

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(b)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(c)   Initial Capital of $1,999,909 was contributed on April 25, 2006. The
      Fund had an increase in net assets resulting from operations of $11,467 during the period from April 25, 2006 to May 1, 2006 (date the Fund became available).

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

RiverSource Variable Portfolio Funds

                                                                              RIVERSOURCE VP - GLOBAL BOND FUND
                                                                        PERIOD ENDED      YEAR ENDED         YEAR ENDED
                                                                     DEC. 31, 2006 (a)   AUG. 31, 2006     AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $      7,773,986   $    17,366,196   $    12,976,102
Net realized gain (loss) on investments                                     1,740,737        (1,168,509)       14,431,701
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                          6,466,660        (5,952,008)          955,738
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            15,981,383        10,245,679        28,363,541
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                   (7,832,430)      (18,091,431)      (23,132,048)
   Net realized gain                                                               --        (2,563,332)               --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                        (7,832,430)      (20,654,763)      (23,132,048)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                        95,843,642       173,048,742       160,817,306
Reinvestment of distributions at net asset value                            7,860,471        20,444,404        23,811,853
Payments for redemptions                                                  (22,468,463)      (65,938,591)      (23,514,676)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions          81,235,650       127,554,555       161,114,483
--------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                    89,384,603       117,145,471       166,345,976
Net assets at beginning of period                                         692,437,787       575,292,316       408,946,340
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                          $    781,822,390   $   692,437,787   $   575,292,316
==========================================================================================================================
Excess of distributions over net investment income                   $       (417,435)  $      (461,035)  $      (544,665)
--------------------------------------------------------------------------------------------------------------------------

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

104 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                     RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND
                                                                       PERIOD ENDED           YEAR ENDED           YEAR ENDED
                                                                     DEC. 31, 2006(a)       AUG. 31, 2006       AUG. 31, 2005(b)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $      1,755,441       $   10,765,394      $      1,170,024
Net realized gain (loss) on investments                                    (6,575,653)          (8,658,497)                9,718
Net change in unrealized appreciation
   (depreciation) on investments and on translation of assets and
   liabilities in foreign currencies                                        1,783,356            7,996,039               853,992
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (3,036,856)          10,102,936             2,033,734
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                  (12,794,329)          (5,620,360)           (1,175,862)
   Net realized gain                                                          (20,316)            (300,000)               (3,185)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                       (12,814,645)          (5,920,360)           (1,179,047)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                       186,134,405          344,618,188           115,848,581
Reinvestment of distributions at net asset value                           12,814,645            6,150,441               948,966
Payments for redemptions                                                   (4,556,010)         (68,198,235)           (6,253,997)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         194,393,040          282,570,394           110,543,550
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   178,541,539          286,752,970           111,398,237
Net assets at beginning of period (Note 1)                                403,149,933          116,396,963             4,998,726(c)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                          $    581,691,472       $  403,149,933      $    116,396,963
===================================================================================================================================
Undistributed (excess of distributions over) net investment income   $    (18,528,196)      $     (913,655)     $            782
-----------------------------------------------------------------------------------------------------------------------------------

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) Initial Capital of $5,000,000 was contributed on Sept. 8, 2004. The Fund had a decrease in net assets resulting from operations of $1,274 during the period from Sept. 8, 2004 to Sept. 13, 2004 (date the Fund became available).

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

RiverSource Variable Portfolio Funds

                                                                                     RIVERSOURCE VP - GROWTH FUND
                                                                      PERIOD ENDED            YEAR ENDED           YEAR ENDED
                                                                     DEC. 31, 2006(a)       AUG. 31, 2006        AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $      1,214,668       $    6,180,127      $      1,227,109
Net realized gain (loss) on investments                                    (6,757,887)          33,570,953            25,738,738
Net change in unrealized appreciation
   (depreciation) on investments and on translation of assets and
   liabilities in foreign currencies                                       55,051,567          (20,509,288)           17,284,007
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            49,508,348           19,241,792            44,249,854
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                     (433,302)          (6,205,001)           (1,085,812)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                        12,990,391          340,599,317           109,153,959
Reinvestment of distributions at net asset value                            1,698,705            5,106,809             1,123,472
Payments for redemptions                                                  (35,554,412)        (139,123,483)          (22,493,936)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         (20,865,316)         206,582,643            87,783,495
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                    28,209,730          219,619,434           130,947,537
Net assets at beginning of period                                         611,520,559          391,901,125           260,953,588
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                          $    639,730,289       $  611,520,559      $    391,901,125
=================================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                            $        792,279       $           (1)     $             --
---------------------------------------------------------------------------------------------------------------------------------

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 105

RiverSource Variable Portfolio Funds

                                                                                RIVERSOURCE VP - HIGH YIELD BOND FUND
                                                                       PERIOD ENDED           YEAR ENDED           YEAR ENDED
                                                                     DEC. 31, 2006(a)        AUG. 31, 2006       AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $     29,048,892       $   86,625,275      $     80,408,765
Net realized gain (loss) on investments                                     4,636,729            1,041,488            33,067,201
Net change in unrealized appreciation
   (depreciation) on investments and on translation of assets and
   liabilities in foreign currencies                                       30,113,325          (19,241,545)           (6,289,026)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            63,798,946           68,425,218           107,186,940
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                  (32,472,664)         (84,302,446)          (80,490,774)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                        31,504,551          108,481,722           146,257,335
Reinvestment of distributions at net asset value                           31,619,562           84,408,337            80,093,618
Payments for redemptions                                                  (70,361,695)        (231,902,028)         (135,588,640)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions          (7,237,582)         (39,011,969)           90,762,313
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                    24,088,700          (54,889,197)          117,458,479
Net assets at beginning of period                                       1,191,586,168        1,246,475,365         1,129,016,886
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                          $  1,215,674,868       $1,191,586,168      $  1,246,475,365
=================================================================================================================================
Undistributed net investment income                                  $      1,658,951       $    6,391,280      $      4,068,451
---------------------------------------------------------------------------------------------------------------------------------

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

RiverSource Variable Portfolio Funds

                                                                              RIVERSOURCE VP - INCOME OPPORTUNITIES FUND
                                                                       PERIOD ENDED           YEAR ENDED           YEAR ENDED
                                                                     DEC. 31, 2006(a)        AUG. 31, 2006        AUG. 31, 2005

OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $      7,336,085       $    6,741,235      $      1,470,969
Net realized gain (loss) on investments                                     1,457,589             (259,128)              305,821
Net change in unrealized appreciation
   (depreciation) on investments and on translation of assets and
   liabilities in foreign currencies                                        6,365,184           (1,116,480)              147,007
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            15,158,858            5,365,627             1,923,797
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                   (7,335,970)          (6,749,350)           (1,466,967)
   Net realized gain                                                          (31,000)            (260,728)             (121,799)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                        (7,366,970)          (7,010,078)           (1,588,766)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                       139,352,580          219,849,955            36,842,482
Reinvestment of distributions at net asset value                            6,430,587            5,943,278             1,456,121
Payments for redemptions                                                   (2,747,604)         (10,078,764)           (9,664,775)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         143,035,563          215,714,469            28,633,828
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   150,827,451          214,070,018            28,968,859
Net assets at beginning of period                                         258,632,895           44,562,877            15,594,018
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                          $    409,460,346       $  258,632,895      $     44,562,877
=================================================================================================================================
Undistributed (excess of distributions over) net investment income   $             --       $         (115)     $          8,000
---------------------------------------------------------------------------------------------------------------------------------

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

106 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                RIVERSOURCE VP - INTERNATIONAL OPPORTUNITY FUND
                                                                PERIOD ENDED        YEAR ENDED       YEAR ENDED
                                                              DEC. 31, 2006(a)    AUG. 31, 2006     AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $      2,313,479   $    13,096,688   $    13,302,264
Net realized gain (loss) on investments                             63,359,895       197,349,235       106,053,373
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                  41,009,369        57,942,017       107,127,444
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      106,682,743       268,387,940       226,483,081
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                           (10,550,737)      (18,190,610)      (14,185,535)
   Tax return of capital                                              (550,893)               --                --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                                (11,101,630)               --                --
---------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                 12,823,084        36,872,876        93,707,558
Reinvestment of distributions at net asset value                    13,036,623        19,471,353        13,916,731
Payments for redemptions                                           (76,952,544)     (224,639,217)     (109,415,941)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                    (51,092,837)     (168,294,988)       (1,791,652)
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             44,488,276        81,902,342       210,505,894
Net assets at beginning of period                                1,266,240,763     1,184,338,421       973,832,527
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $  1,310,729,039   $ 1,266,240,763   $ 1,184,338,421
=====================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $     (3,212,601)  $     3,023,480   $      (612,581)
---------------------------------------------------------------------------------------------------------------------

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

RiverSource Variable Portfolio Funds

                                                                     RIVERSOURCE VP - LARGE CAP EQUITY FUND
                                                                PERIOD ENDED        YEAR ENDED       YEAR ENDED
                                                              DEC. 31, 2006(a)    AUG. 31, 2006     AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   14,245,827     $   41,561,732    $   28,694,801
Net realized gain (loss) on investments                           71,043,008        222,184,020       211,236,490
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies               257,357,774        (90,675,460)       57,887,507
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                       342,646,609        173,070,292       297,818,798
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                          (9,238,610)       (41,430,783)      (28,626,032)
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                4,467,676        142,011,461       200,687,349
Fund merger (Note 12)                                                    N/A      1,796,173,392               N/A
Reinvestment of distributions at net asset value                  20,150,261         36,474,860        27,520,509
Payments for redemptions                                        (353,589,722)      (883,733,698)     (521,735,962)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                 (328,971,785)     1,090,926,015      (293,528,104)
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            4,436,214      1,222,565,524       (24,335,338)
Net assets at beginning of period                              3,732,943,214      2,510,377,690     2,534,713,028
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $3,737,379,428     $3,732,943,214    $2,510,377,690
====================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $    4,048,156     $   (1,037,776)   $     (114,369)
--------------------------------------------------------------------------------------------------------------------

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 107

RiverSource Variable Portfolio Funds

                                                                     RIVERSOURCE VP - LARGE CAP VALUE FUND
                                                                PERIOD ENDED          YEAR ENDED     YEAR ENDED
                                                              DEC. 31, 2006(a)    AUG. 31, 2006     AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $      101,297     $       275,437   $      151,942
Net realized gain (loss) on investments                              312,976             907,974          357,850
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                 1,816,288             652,685          625,405
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                         2,230,561           1,836,096        1,135,197
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                             (93,000)           (272,854)        (151,392)
   Net realized gain                                              (1,171,000)           (384,490)         (61,040)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                               (1,264,000)           (657,344)        (212,432)
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                3,146,898           6,343,011        7,390,064
Reinvestment of distributions at net asset value                   1,330,100             640,197          180,662
Payments for redemptions                                            (794,645)         (2,270,395)        (955,062)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                    3,682,353           4,712,813        6,615,664
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            4,648,914           5,891,565        7,538,429
Net assets at beginning of period                                 20,712,185          14,820,620        7,282,191
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $   25,361,099     $    20,712,185   $   14,820,620
====================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                    $        3,711     $        (2,762)  $       (2,179)
--------------------------------------------------------------------------------------------------------------------

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

RiverSource Variable Portfolio Funds

                                                                      RIVERSOURCE VP - MID CAP GROWTH FUND
                                                                PERIOD ENDED       YEAR ENDED        YEAR ENDED
                                                              DEC. 31, 2006(a)    AUG. 31, 2006     AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $    1,628,386     $     (695,857)   $     (795,020)
Net realized gain (loss) on investments                           19,889,194         57,781,721        19,870,302
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                36,768,984       (134,694,999)       31,461,353
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                        58,286,564        (77,609,135)       50,536,635
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                          (1,596,565)                --                --
   Net realized gain                                             (26,857,455)       (20,773,397)               --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                              (28,454,020)       (20,773,397)               --
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                2,340,116         23,445,984        20,390,489
Fund merger (Note 12)                                                    N/A        636,833,949               N/A
Reinvestment of distributions at net asset value                  28,454,020         20,773,397                --
Payments for redemptions                                         (79,739,127)      (128,972,794)      (40,608,349)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                  (48,944,991)       552,080,536       (20,217,860)
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (19,112,447)       453,698,004        30,318,775
Net assets at beginning of period                                708,902,570        255,204,566       224,885,791
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $  689,790,123     $  708,902,570    $  255,204,566
====================================================================================================================
Undistributed net investment income                           $       31,821     $           --    $           --
--------------------------------------------------------------------------------------------------------------------

(a)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

108 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

Riversource Variable Portfolio Funds

                                                                                RIVERSOURCE VP - MID CAP VALUE FUND
                                                                           PERIOD ENDED       YEAR ENDED       YEAR ENDED
                                                                         DEC. 31, 2006(a)   AUG. 31, 2006    AUG. 31, 2005(b)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                         $       1,215,281   $     525,004   $           8,844
Net realized gain (loss) on investments                                           216,692       1,871,653              34,448
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                             21,273,477       3,607,327             437,214
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                22,705,450       6,003,984             480,506
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                       (1,154,000)       (525,371)             (9,698)
   Net realized gain                                                           (3,412,000)        (42,000)                 --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                            (4,566,000)       (567,371)             (9,698)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                           122,106,187     218,979,676           4,671,932
Reinvestment of distributions at net asset value                                4,912,322         228,962               1,787
Payments for redemptions                                                       (3,096,371)     (3,349,899)            (58,967)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions             123,922,138     215,858,739           4,614,752
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                       142,061,588     221,295,352           5,085,560
Net assets at beginning of period                                             228,411,187       7,115,835           2,030,275(c)
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                             $     370,472,775   $ 228,411,187   $       7,115,835
==============================================================================================================================
Undistributed (excess of distributions over) net investment income      $         (89,293)  $     (33,276)  $             260
------------------------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(b)  For the period from May 2, 2005 (date the Fund became available) to Aug.
     31, 2005.

(c) Initial Capital of $1,999,940 was contributed on April 28, 2005. The Fund had an increase in net assets resulting from operations of $30,335 during the period from April 28, 2005 to May 2, 2005 (date the Fund became available).

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

Riversource Variable Portfolio Funds

                                                                                RIVERSOURCE VP - S&P 500 INDEX FUND
                                                                           PERIOD ENDED       YEAR ENDED       YEAR ENDED
                                                                         DEC. 31, 2006(a)   AUG. 31, 2006    AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                         $       1,804,355   $   5,442,430   $       5,534,950
Net realized gain (loss) on investments                                         2,819,152         818,609           1,267,418
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                             28,958,806      24,008,898          29,628,952
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                33,582,313      30,269,937          36,431,320
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                       (1,326,916)     (5,486,997)         (5,503,403)
   Net realized gain                                                           (1,706,881)       (924,016)                 --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                            (3,033,797)     (6,411,013)         (5,503,403)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                             6,705,610      26,099,085          69,811,420
Reinvestment of distributions at net asset value                                4,459,508       6,325,687           5,036,258
Payments for redemptions                                                      (16,647,916)    (56,849,784)        (21,521,879)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions              (5,482,798)    (24,425,012)         53,325,799
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                        25,065,718        (566,088)         84,253,716
Net assets at beginning of period                                             366,784,535     367,350,623         283,096,907
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                             $     391,850,253   $ 366,784,535   $     367,350,623
==============================================================================================================================
Undistributed (excess of distributions over) net investment income      $         548,565   $     106,305   $         (18,268)
------------------------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 109

Riversource Variable Portfolio Funds

                                                                                RIVERSOURCE VP - SELECT VALUE FUND
                                                                          PERIOD ENDED       YEAR ENDED        YEAR ENDED
                                                                         DEC. 31, 2006(a)   AUG. 31, 2006    AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                         $          86,367    $    563,270   $          69,442
Net realized gain (loss) on investments                                         2,509,837         464,513             328,478
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                               (691,997)        588,316           1,579,596
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 1,904,207       1,616,099           1,977,516
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                          (73,000)       (560,309)            (66,667)
   Net realized gain                                                           (2,629,000)       (381,000)            (54,328)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                            (2,702,000)       (941,309)           (120,995)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)

Proceeds from sales                                                             1,566,722       5,315,492          13,500,858
Reinvestment of distributions at net asset value                                2,743,998         915,187             117,486
Payments for redemptions                                                       (1,615,639)     (3,796,870)           (605,448)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions               2,695,081       2,433,809          13,012,896
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                         1,897,288       3,108,599          14,869,417
Net assets at beginning of period                                              26,581,836      23,473,237           8,603,820
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                             $       28,479,124  $  26,581,836   $      23,473,237
==============================================================================================================================
Undistributed (excess of distributions over) net investment income      $          13,790   $        395    $          (2,727)
------------------------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

Riversource Variable Portfolio Funds

                                                                         RIVERSOURCE VP - SHORT DURATION U.S.GOVERNMENT FUND
                                                                           PERIOD ENDED       YEAR ENDED        YEAR ENDED
                                                                         DEC. 31, 2006(a)   AUG. 31, 2006    AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                         $       6,013,376   $  17,186,548   $      13,334,726
Net realized gain (loss) on investments                                           185,807      (4,618,858)         (3,161,382)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                                925,784        (292,799)         (3,182,742)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 7,124,967      12,274,891           6,990,602
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                       (6,034,508)    (17,299,564)        (13,288,036)
   Net realized gain                                                                 --              --              (148,999)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                            (6,034,508)    (17,299,564)        (13,437,035)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                            15,800,741      68,741,323          53,612,824
Reinvestment of distributions at net asset value                                6,230,452      16,861,634          13,354,736
Payments for redemptions                                                      (29,031,356)   (102,138,539)        (82,040,384)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions              (7,000,163)    (16,535,582)        (15,072,824)
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                        (5,909,704)    (21,560,255)        (21,519,257)
Net assets at beginning of period                                             462,923,335     484,483,590         506,002,847
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                             $     457,013,631   $ 462,923,335   $     484,483,590
==============================================================================================================================
Undistributed (excess of distributions over) net investment income      $         (83,879)  $     (62,747)  $          38,457
------------------------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

110 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

Riversource Variable Portfolio Funds

                                                                               RIVERSOURCE VP - SMALL CAP ADVANTAGE FUND
                                                                          PERIOD ENDED       YEAR ENDED        YEAR ENDED
                                                                         DEC. 31, 2006(a)   AUG. 31, 2006     AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                         $         162,554   $     (43,953)  $        (611,525)
Net realized gain (loss) on investments                                         9,613,506      27,932,843          30,020,831
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                              7,437,971     (17,484,891)         17,135,003
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                17,214,031      10,403,999          46,544,309
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                          (88,124)             --                  --
   Net realized gain                                                          (28,180,273)    (29,405,160)         (9,460,720)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                           (28,268,397)    (29,405,160)         (9,460,720)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                             2,034,365       8,328,492          24,255,001
Reinvestment of distributions at net asset value                               28,268,396      29,405,160           9,460,720
Payments for redemptions                                                      (17,479,186)    (36,148,584)        (19,393,071)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions              12,823,575       1,585,068          14,322,650
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                          ,769,209     (17,416,093)         51,406,239
Net assets at beginning of period                                             218,029,463     235,445,556         184,039,317
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                             $     219,798,672   $ 218,029,463   $     235,445,556
==============================================================================================================================
Undistributed net investment income                                     $           2,340   $      41,443   $          53,169
------------------------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

Riversource Variable Portfolio Funds

                                                                                RIVERSOURCE VP - SMALL CAP VALUE FUND
                                                                          PERIOD ENDED       YEAR ENDED        YEAR ENDED
                                                                         DEC. 31, 2006(a)   AUG. 31, 2006     AUG. 31, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                         $         918,229   $   2,099,552   $         385,585
Net realized gain (loss) on investments                                        17,575,923      61,012,763          31,279,549
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                             37,232,926      (7,054,058)         22,038,842
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                55,727,078      56,058,257          53,703,976
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                        (780,445)      (2,249,308)           (148,562)
   Net realized gain                                                         (60,479,614)     (31,668,050)        (22,655,414)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (61,260,059)     (33,917,358)        (22,803,976)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales                                                            43,367,594     140,632,418         137,742,641
Reinvestment of distributions at net asset value                               61,717,079      33,460,338          22,803,976
Payments for redemptions                                                     (29,686,872)     (59,579,246)         (8,205,722)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions              75,397,801      114,513,510        152,340,895
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                        69,864,820      136,654,409        183,240,895
Net assets at beginning of period                                             548,763,875      412,109,466        228,868,571
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                             $     618,628,695   $ 548,763,875   $     412,109,466
==============================================================================================================================
Undistributed net investment income                                     $         337,561   $     183,446   $         169,285
------------------------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 111

NOTES TO FINANCIAL STATEMENTS

Riversource Variable Portfolio Funds

1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, (non-diversified for RiverSource VP - Global Bond Fund and RiverSource VP - Global Inflation Protected Securities Fund) open-end management investment company. Each Fund has 10 billion authorized shares of capital stock.

RiverSource VP - Global Inflation Protected Securities Fund became available on Sept. 13, 2004. On Sept. 8, 2004, Ameriprise Financial, Inc. (Ameriprise Financial) purchased 500,000 shares of capital stock at $10 per share, which represented the initial capital in the Fund.

RiverSource VP - Mid Cap Value Fund became available on May 2, 2005. On April 28, 2005, Ameriprise Financial purchased 199,994 shares of capital stock at $10 per share, which represented the initial capital in the Fund.

RiverSource VP - Fundamental Value Fund became available on May 1, 2006. On April 25, 2006, Ameriprise Financial purchased 199,991 shares of capital stock at $10 per share, which represented the initial capital in the Fund.

The primary investments of each Fund are as follows:

RiverSource VP - Balanced Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities.

RiverSource VP - Cash Management Fund invests primarily in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit and commercial paper, including asset-backed commercial paper.

RiverSource VP - Core Bond Fund invests primarily in securities like those included in the Lehman Brothers Aggregate Bond Index (the "Index"), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, Corporate bonds and mortgage- and asset-backed securities.

RiverSource VP - Diversified Bond Fund invests primarily in bonds and other debt securities issued by the U.S. government, Corporate bonds and mortgage- and asset-backed securities.

RiverSource VP - Diversified Equity Income Fund invests primarily in dividend-paying common and preferred stocks.

RiverSource VP - Emerging Markets Fund invests primarily in equity securities of companies in emerging market countries.

RiverSource VP - Fundamental Value Fund invests primarily in equity securities of U.S. companies.

RiverSource VP - Global Bond Fund invests primarily in debt obligations securities of U.S. and foreign issuers. RiverSource VP - Global Inflation Protected Securities Fund invests primarily in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations.

RiverSource VP - Growth Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities.

RiverSource VP - High Yield Bond Fund invests primarily in high-yielding, high risk corporate bonds (junk bonds) issued by U.S. and foreign companies and governments.

RiverSource VP - Income Opportunities Fund invests primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market.

RiverSource VP - International Opportunity Fund invests primarily in equity securities of foreign issuers that are believed to offer strong growth potential.

RiverSource VP - Large Cap Equity Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase.

RiverSource VP - Large Cap Value Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion.

RiverSource VP - Mid Cap Growth Fund invests primarily in common stocks of mid-capitalization companies.

RiverSource VP - Mid Cap Value Fund invests primarily in equity securities of mid-capitalization companies.

RiverSource VP - S&P 500 Index Fund invests primarily in common stocks included in the Standard & Poor 500 Composite Stock Price Index (S&P 500).

RiverSource VP - Select Value Fund invests primarily in equity securities of mid cap companies as well as companies with larger and smaller market capitalizations.

RiverSource VP - Short Duration U.S. Government Fund invests primarily in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities.


------------------------------------------------------------------------------

112 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

      RiverSource VP - Small Cap Advantage Fund invests primarily in equity securities of small capitalization companies.

      RiverSource VP - Small Cap Value Fund invests primarily in equity securities of small capitalization companies.

You may not buy (nor will you own) shares of each Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in each Fund.

Each Fund's significant accounting policies are summarized as follows:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities at the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities in all Funds, except RiverSource VP - Cash Management Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in RiverSource VP - Cash Management Fund are valued daily at amortized cost, which approximates market value in order to maintain a constant net asset value of $1 per share.

ILLIQUID SECURITIES

At Dec. 31, 2006, investments in securities for RiverSource VP - Balanced Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Emerging Markets Fund, RiverSource VP - Growth Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund and RiverSource VP - Small Cap Value Fund included issues that are illiquid which the Funds currently limit to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Dec. 31, 2006, was $3,380,686, $2,597,808, $8,925,940, $3,023,763, $4,238,015,
$3,761,272, $7,787,257 and $547,445 representing 0.16%, 0.09%, 1.63%, 0.47%,
0.35%, 0.29%, 0.21% and 0.09% of net assets for RiverSource VP - Balanced Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Emerging Markets Fund, RiverSource VP - Growth Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund and RiverSource VP - Small Cap Value Fund, respectively. These securities are valued at fair value according to methods selected in good faith by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. At Dec. 31, 2006, the outstanding forward-commitments for the Funds are as follows:

                                                        WHEN-ISSUED         OTHER
FUND                                                    SECURITIES    FORWARD-COMMITMENTS
-----------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                         $ 49,844,384          $  3,030,596
RiverSource VP - Core Bond Fund                           8,676,070                    --
RiverSource VP - Diversified Bond Fund                  278,936,745            46,739,464
RiverSource VP - Global Bond Fund                           190,882             6,692,460
RiverSource VP - High Yield Bond Fund                     6,304,144                    --
RiverSource VP - Income Opportunities Fund                2,084,637             1,821,138
RiverSource VP - Short Duration U.S. Government Fund     32,215,025                    --
-----------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 113

Certain Funds may also enter into transactions to sell purchase commitments to third parties at current market values and concurrently acquire other purchase commitments for similar securities at later dates. As an inducement for these Funds to "roll over" their purchase commitments, these Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds, except RiverSource VP - Cash Management Fund, may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Funds also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Funds, except RiverSource VP - Cash Management Fund, may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Dec. 31, 2006, foreign currency holdings for RiverSource VP - Core Bond Fund consisted of European monetary units and British pounds, foreign currency holdings for RiverSource VP - Diversified Bond Fund consisted of European monetary units and British pounds, foreign currency holdings for RiverSource VP - Emerging Markets Fund consisted of multiple denominations, foreign currency holdings for RiverSource VP - Fundamental Value Fund consisted of multiple denominations, foreign currency holdings for RiverSource VP - Global Bond Fund consisted of multiple denominations, foreign currency holdings for RiverSource VP - Growth Fund consisted of European monetary units, foreign currency holdings for RiverSource VP - International Opportunity Fund consisted of multiple denominations, foreign currency holdings for RiverSource VP - Large Cap Equity Fund consisted of multiple denominations, primarily European monetary units, and foreign currency holdings for RiverSource VP - Select Value Fund consisted of British pounds and Canadian dollars.

The Funds, except RiverSource VP - Cash Management Fund and RiverSource VP - Short Duration U.S. Government Fund, may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

FORWARD SALE COMMITMENTS

Certain Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.


------------------------------------------------------------------------------

114 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

TOTAL RETURN EQUITY SWAP TRANSACTIONS

Certain Funds may enter into swap agreements to earn the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement.

CMBS TOTAL RETURN SWAP TRANSACTIONS

Certain Funds may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Funds.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the subaccounts. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 115

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to decrease paid-in capital by the following:

                                                  RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                      BALANCED       CASH MANAGEMENT       CORE BOND          DIVERSIFIED
                                                        FUND               FUND               FUND               BOND
---------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                $ 11,726,922           $ --            $ (15,987)         $ 4,074,783
Undistributed net investment income                      131,678             --               15,987              743,098
---------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)     $ 11,858,600           $ --            $      --          $ 4,817,881
---------------------------------------------------------------------------------------------------------------------------

                                                  RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                    DIVERSIFIED          EMERGING         FUNDAMENTAL         GLOBAL BOND
                                                   EQUITY INCOME          MARKETS            VALUE               FUND
                                                        FUND               FUND               FUND
---------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                 $ (16,239)         $ (418,469)       $ 6,706             $(102,044)
Undistributed net investment income                     16,239             418,573         (6,706)              102,044
---------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)      $      --          $      104        $    --             $      --
---------------------------------------------------------------------------------------------------------------------------

                                                    RIVERSOURCE VP -     RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP
                                                    GLOBAL INFLATION          GROWTH           HIGH YIELD          INCOME
                                                  PROTECTED SECURITIES         FUND               BOND          OPPORTUNITIES
                                                         FUND                                     FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                   $ 6,575,653          $ (10,914)        $   (29,289)         $ (10)
Undistributed net investment income                     (6,575,653)            10,914          (1,308,557)            --
-----------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)        $        --          $      --         $(1,337,846)         $ (10)
-----------------------------------------------------------------------------------------------------------------------------

                                                  RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP-
                                                    INTERNATIONAL       LARGE CAP          LARGE CAP           MID CAP
                                                     OPPORTUNITY          EQUITY             VALUE              GROWTH
                                                        FUND               FUND               FUND               FUND
--------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                $ 3,833,245        $ 20,753,534          $ 1,824            $ --
Undistributed net investment income                   2,001,177              78,715           (1,824)             --
--------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)     $ 5,834,422        $ 20,832,249          $    --            $ --
--------------------------------------------------------------------------------------------------------------------------

                                                  RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                                       MID CAP            S&P 500            SELECT         SHORT DURATION
                                                        VALUE              INDEX             VALUE          U.S. GOVERNMENT
                                                        FUND               FUND              FUND               FUND
---------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                  $ 117,298          $  35,179            $ (28)             $ --
Undistributed net investment income                    (117,298)           (35,179)              28                --
---------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)       $      --          $      --            $  --              $ --
---------------------------------------------------------------------------------------------------------------------------

                                                  RIVERSOURCE VP -   RIVERSOURCE VP -
                                                     SMALL CAP           SMALL CAP
                                                     ADVANTAGE             VALUE
                                                        FUND               FUND
-------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                  $ 166,465         $ (16,331)
Undistributed net investment income                    (113,533)           16,331
-------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)       $  52,932         $      --
-------------------------------------------------------------------------------------

The tax character of distributions paid for the periods indicated is as follows:

                                         PERIOD ENDED      YEAR ENDED     YEAR ENDED
                                        DEC. 31, 2006*   AUG. 31, 2006   AUG. 31, 2005
--------------------------------------------------------------------------------------
RIVERSOURCE VP - BALANCED FUND
Distributions paid from:
   Ordinary income                       $ 12,783,193     $ 58,821,263    $ 61,685,753
   Long-term capital gain                 114,232,567       70,774,753              --
RIVERSOURCE VP - CASH MANAGEMENT FUND
Distributions paid from:
   Ordinary income                         15,787,190       30,181,937      13,366,319
   Long-term capital gain                          --               --              --


------------------------------------------------------------------------------

116 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

                                                               PERIOD ENDED      YEAR ENDED        YEAR ENDED
                                                              DEC. 31, 2006*   AUG. 31, 2006     AUG. 31, 2005
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE VP - CORE BOND FUND
Distributions paid from:
   Ordinary income                                            $      904,887   $   2,531,686     $   1,450,986
   Long-term capital gain                                                 --           1,884                --
RIVERSOURCE VP - DIVERSIFIED BOND FUND
Distributions paid from:
   Ordinary income                                                38,353,400      81,269,698        66,121,267
   Long-term capital gain                                                 --              --                --
RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND
Distributions paid from:
   Ordinary income                                                10,731,641      41,193,178        19,986,713
   Long-term capital gain                                        196,331,636      68,007,894                --
RIVERSOURCE VP - EMERGING MARKETS FUND
Distributions paid from:
   Ordinary income                                                38,535,254      11,128,027           692,060
   Long-term capital gain                                         20,579,739       3,128,668         1,958,494
RIVERSOURCE VP - FUNDAMENTAL VALUE FUND
Distributions paid from:
   Ordinary income                                                 1,344,955         298,866(a)            N/A
   Long-term capital gain                                                 --              --               N/A
   Tax return of capital                                             169,045              --               N/A
RIVERSOURCE VP - GLOBAL BOND FUND
Distributions paid from:
   Ordinary income                                                 7,832,430      18,332,262        23,132,048
   Long-term capital gain                                                 --       2,322,501                --
RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND
Distributions paid from:
   Ordinary income                                                12,799,673       5,920,360         1,179,047(b)
   Long-term capital gain                                             14,972              --                --
RIVERSOURCE VP - GROWTH FUND
Distributions paid from:
   Ordinary income                                                   433,302       6,205,001         1,085,812
   Long-term capital gain                                                 --              --                --
RIVERSOURCE VP - HIGH YIELD BOND FUND
Distributions paid from:
   Ordinary income                                                32,472,664      84,302,446        80,490,774
   Long-term capital gain                                                 --              --                --
RIVERSOURCE VP - INCOME OPPORTUNITIES FUND
Distributions paid from:
   Ordinary income                                                 7,366,970       6,948,160         1,588,766
   Long-term capital gain                                                 --          61,918                --
RIVERSOURCE VP - INTERNATIONAL OPPORTUNITY FUND
Distributions paid from:
   Ordinary income                                                10,550,737      18,190,610        14,185,535
   Long-term capital gain                                                 --              --                --
   Tax return of capital                                             550,893              --                --
RIVERSOURCE VP - LARGE CAP EQUITY FUND
Distributions paid from:
   Ordinary income                                                 9,238,610      41,430,783        28,626,032
   Long-term capital gain                                                 --              --                --
RIVERSOURCE VP - LARGE CAP VALUE FUND
Distributions paid from:
   Ordinary income                                                   413,000         484,993           211,363
   Long-term capital gain                                            851,000         172,351             1,069
RIVERSOURCE VP - MID CAP GROWTH FUND
Distributions paid from:
   Ordinary income                                                 1,596,565              --                --
   Long-term capital                                              26,857,455      20,773,397                --


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 117

                                                               PERIOD ENDED      YEAR ENDED        YEAR ENDED
                                                              DEC. 31, 2006*   AUG. 31, 2006     AUG. 31, 2005
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE VP - MID CAP VALUE FUND
Distributions paid from:
   Ordinary income                                            $    4,023,000   $     564,971     $       9,698(c)
   Long-term capital gain                                            543,000           2,400                --
RIVERSOURCE VP - S&P 500 INDEX FUND
Distributions paid from:
   Ordinary income                                                 1,492,168       5,486,997         5,503,403
   Long-term capital gain                                          1,541,629         924,016                --
RIVERSOURCE VP - SELECT VALUE FUND
Distributions paid from:
   Ordinary income                                                   419,000         795,309           120,939
   Long-term capital gain                                          2,283,000         146,000                56
RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND
Distributions paid from:
   Ordinary income                                                 6,034,508      17,299,564        13,288,036
   Long-term capital gain                                                 --              --           148,999
RIVERSOURCE VP - SMALL CAP ADVANTAGE FUND
Distributions paid from:
   Ordinary income                                                 4,668,406       7,295,152                --
   Long-term capital gain                                         23,599,991      22,110,008         9,460,720
RIVERSOURCE VP - SMALL CAP VALUE FUND
Distributions paid from:
   Ordinary income                                                22,811,776      11,611,903         9,597,221
   Long-term capital gain                                         38,448,283      22,305,455        13,206,755

*     For the period from Sept. 1, 2006 to Dec. 31, 2006.

(a)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

At Dec. 31, 2006, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                            ACCUMULATED       UNREALIZED
                                                          UNDISTRIBUTED      LONG-TERM       APPRECIATION
FUND                                                     ORDINARY INCOME    GAIN (LOSS)     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                           $    11,423,627   $  34,973,637   $   232,151,428
RiverSource VP - Cash Management Fund                          3,772,176            (968)               --
RiverSource VP - Core Bond Fund                                  211,032        (636,371)         (346,732)
RiverSource VP - Diversified Bond Fund                         9,893,912    (140,432,282)       (9,936,877)
RiverSource VP - Diversified Equity Income Fund               16,082,634      26,442,535       540,575,712
RiverSource VP - Emerging Markets Fund                        18,947,778      13,926,823        87,390,017
RiverSource VP - Fundamental Value Fund                               --              --        30,474,160
RiverSource VP - Global Bond Fund                              1,533,861        (527,777)       17,632,295
RiverSource VP - Global Inflation Protected Securities
                 Fund                                          5,479,044      (1,165,851)      (15,127,924)
RiverSource VP - Growth Fund                                     781,994     (80,007,339)       42,474,153
RiverSource VP - High Yield Bond Fund                          7,760,257    (217,387,621)       21,439,781
RiverSource VP - Income Opportunities Fund                     3,455,750              --         5,675,714
RiverSource VP - International Opportunity Fund                       --    (434,867,847)      286,832,389
RiverSource VP - Large Cap Equity Fund                         3,970,349    (145,318,120)      384,781,936
RiverSource VP - Large Cap Value Fund                             49,682          53,131         2,981,708
RiverSource VP - Mid Cap Growth Fund                              31,821       6,582,833    (1,106,927,556)
RiverSource VP - Mid Cap Value Fund                              164,405          97,078        23,816,780
RiverSource VP - S&P 500 Index Fund                              696,972       2,790,654        83,195,368
RiverSource VP - Select Value Fund                               288,529          19,339         1,351,220
RiverSource VP - Short Duration U.S. Government Fund           1,409,033     (11,387,602)       (2,676,587)
RiverSource VP - Small Cap Advantage Fund                      2,699,922       6,683,799        17,712,124
RiverSource VP - Small Cap Value Fund                         10,870,872       7,613,411        65,153,008
-----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

118 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of each Fund are being evaluated to determine the impact, if any, to the Funds. The adoption of FIN 48 is not anticipated to have a material impact on the Funds.

DIVIDENDS

At Dec. 31, 2006, dividends declared for each Fund payable Jan. 3, 2007 are as follows:

FUND                                                          AMOUNT PER SHARE
------------------------------------------------------------------------------
RiverSource VP - Cash Management Fund                              $0.004
RiverSource VP - Core Bond Fund                                     0.032
RiverSource VP - Diversified Bond Fund                              0.038
RiverSource VP - Global Bond Fund                                   0.018
RiverSource VP - High Yield Bond Fund                               0.044
RiverSource VP - Income Opportunities Fund                          0.058
RiverSource VP - Short Duration U.S. Government Fund                0.031
------------------------------------------------------------------------------

Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly, when available, for RiverSource VP - Cash Management Fund, RiverSource VP - Core Bond Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund and RiverSource VP - Short Duration U.S. Government Fund. Dividends from net investment income are declared and distributed quarterly, when available, for RiverSource VP - Balanced Fund, RiverSource VP
- Diversified Equity Income Fund, RiverSource VP - Emerging Markets Fund, RiverSource VP - Fundamental Value Fund, RiverSource VP - Growth Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP - Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund , RiverSource VP - S&P 500 Index Fund, RiverSource VP - Select Value Fund, RiverSource VP - Small Cap Advantage Fund and RiverSource VP - Small Cap Value Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies. On March 16, 2006, an additional dividend was paid before the merger (see Note 12) to ensure that current shareholders of RiverSource VP - Large Cap Equity Fund and RiverSource VP - Mid Cap Growth Fund would not experience a dilution in their shares of the Fund's income or capital gains.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 119

2. EXPENSES

The Funds have an Investment Management Services Agreement with RiverSource Investments, LLC (the Investment Manager) for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                                    CURRENT            PERCENTAGE RANGE
FUND                                                            PERCENTAGE RANGE    PRIOR TO MARCH 1, 2006
----------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                  0.530% to 0.350%       0.630% to 0.550%
RiverSource VP - Cash Management Fund                           0.330% to 0.150%       0.510% to 0.440%
RiverSource VP - Core Bond Fund                                 0.480% to 0.290%       0.630% to 0.555%
RiverSource VP - Diversified Bond Fund                          0.480% to 0.290%       0.610% to 0.535%
RiverSource VP - Diversified Equity Income Fund                 0.600% to 0.375%       0.560% to 0.470%
RiverSource VP - Emerging Markets Fund                          1.100% to 0.900%       1.170% to 1.095%
RiverSource VP - Fundamental Value Fund                         0.730% to 0.600%                   N/A
RiverSource VP - Global Bond Fund                               0.720% to 0.520%       0.840% to 0.780%
RiverSource VP - Global Inflation Protected Securities Fund     0.440% to 0.250%       0.490% to 0.415%
RiverSource VP - Growth Fund                                    0.600% to 0.375%       0.630% to 0.570%
RiverSource VP - High Yield Bond Fund                           0.590% to 0.360%       0.620% to 0.545%
RiverSource VP - Income Opportunities Fund                      0.610% to 0.380%       0.640% to 0.565%
RiverSource VP - International Opportunity Fund                 0.800% to 0.570%       0.870% to 0.795%
RiverSource VP - Large Cap Equity Fund                          0.600% to 0.375%       0.630% to 0.570%
RiverSource VP - Large Cap Value Fund                           0.600% to 0.375%       0.630% to 0.570%
RiverSource VP - Mid Cap Growth Fund                            0.700% to 0.475%       0.650% to 0.560%
RiverSource VP - Mid Cap Value Fund                             0.700% to 0.475%       0.730% to 0.610%
RiverSource VP - S&P 500 Index Fund                             0.220% to 0.120%       0.290% to 0.260%
RiverSource VP - Select Value Fund                              0.780% to 0.650%       0.810% to 0.720%
RiverSource VP - Short Duration U.S. Government Fund            0.480% to 0.250%       0.610% to 0.535%
RiverSource VP - Small Cap Advantage Fund                       0.790% to 0.665%       0.790% to 0.650%
RiverSource VP - Small Cap Value Fund                           0.970% to 0.870%       1.020% to 0.920%
----------------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment with a maximum adjustment of 0.08% for RiverSource VP - Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to the stated index up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. In certain circumstances, the Board may approve a change in the index. If the performance difference is less than 0.50%, the adjustment will be zero. The index name and the amount the fee was increased (decreased) for each Fund are as follows:

                                                                                      FOR THE PERIOD FROM
                                                                                        SEPT. 1, 2006 TO       FOR THE YEAR
                                                                                         DEC. 31, 2006     ENDED AUG. 31, 2006
FUND                                             INDEX NAME                           INCREASE (DECREASE)  INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                   Lipper Balanced Funds Index             $    270,785        $     (926,803)
RiverSource VP - Diversified Equity Income Fund  Lipper Equity Income Funds Index             722,447             2,011,544
RiverSource VP - Emerging Markets Fund           Lipper Emerging Markets Funds Index           68,528                12,891
RiverSource VP - Fundamental Value Fund          Lipper Large-Cap Value Funds Index           (11,517)                   --
RiverSource VP - Growth Fund                     Lipper Large-Cap Growth Funds Index          219,098                94,840
RiverSource VP - International Opportunity Fund  Lipper International Large-Cap Core
                                                  Funds Index                                  42,132               443,628
RiverSource VP - Large Cap Equity Fund           Lipper Large-Cap Core Funds Index             97,489              (472,064)
RiverSource VP - Large Cap Value Fund            Lipper Large-Cap Value Funds Index                --                (6,328)
RiverSource VP - Mid Cap Growth Fund             Lipper Mid-Cap Growth Funds Index           (224,965)             (211,720)
RiverSource VP - Mid Cap Value Fund              Lipper Mid-Cap Value Funds Index              16,744                14,432
RiverSource VP - Select Value Fund               Lipper Multi-Cap Value Funds Index            (5,226)              (17,927)
RiverSource VP - Small Cap Advantage Fund        Lipper Small-Cap Core Funds Index            (53,757)             (123,175)
RiverSource VP - Small Cap Value Fund            Lipper Small-Cap Value Funds Index            89,900               (82,048)
------------------------------------------------------------------------------------------------------------------------------

In addition to paying its own management fee, brokerage commissions, taxes and costs of certain legal services, each Fund will reimburse the Investment Manager an amount equal to the cost of certain expenses incurred and paid by the Investment Manager in connection with each Fund's operations.

The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of RiverSource VP - Emerging Markets Fund and RiverSource VP - International Opportunity Fund.

The Investment Manager has a Subadvisory Agreement with Kenwood Capital Management LLC, an indirect partially owned subsidiary of Ameriprise Financial, to subadvise the assets of RiverSource VP - Small Cap Advantage Fund.


------------------------------------------------------------------------------

120 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

The Investment Manager has Subadvisory Agreements with Systematic Financial Management, L.P. (Systematic) and WEDGE Capital Management, L.L.P. (WEDGE), each of which subadvises a portion of the assets of RiverSource VP - Select Value Fund. Effective Sept. 29, 2006, Systematic and WEDGE replaced GAMCO Asset Management Inc. as subadvisers to the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

The Investment Manager has Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, Inc., Donald Smith & Co., Inc., and Franklin Portfolio Associates LLC, and River Road Asset Management, LLC (River Road), each of which subadvises a portion of the assets of RiverSource VP - Small Cap Value Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. Effective April 24, 2006, River Road replaced Goldman Sachs Asset Management, L.P. and Royce & Associates, LLC as subadviser to the Fund.

The Investment Manager has a Subadvisory Agreement with Davis Selected Advisers, L.P. to subadvise the assets of RiverSource VP - Fundamental Value Fund.

Effective as of March 1, 2006, the Funds entered into a separate transfer agent agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RiverSource Variable Portfolio Funds at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each Fund and decreases the rate between 0.03% and 0.15% of average daily net assets.

Effective Jan. 1, 2007, the Funds have an agreement with RiverSource Distributors, Inc. for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays RiverSource Distributors, Inc. a fee at an annual rate of up to 0.125% of each Fund's average daily net assets. Prior to Jan. 1, 2007, the Funds had an agreement with IDS Life Insurance Company for distribution services, and under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid IDS Life Insurance Company a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

The Funds have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The percentage range for each Fund is as follows:

                                                                     CURRENT           PERCENTAGE RANGE
FUND                                                            PERCENTAGE RANGE    PRIOR TO OCT. 1, 2005
---------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                  0.060% to 0.030%       0.040% to 0.020%
RiverSource VP - Cash Management Fund                           0.060% to 0.030%       0.030% to 0.020%
RiverSource VP - Core Bond Fund                                 0.070% to 0.040%       0.050% to 0.025%
RiverSource VP - Diversified Bond Fund                          0.070% to 0.040%       0.050% to 0.025%
RiverSource VP - Diversified Equity Income Fund                 0.060% to 0.030%       0.040% to 0.020%
RiverSource VP - Emerging Markets Fund                          0.080% to 0.050%       0.100% to 0.050%
RiverSource VP - Fundamental Value Fund                         0.060% to 0.030%                    N/A
RiverSource VP - Global Bond Fund                               0.080% to 0.050%       0.060% to 0.040%
RiverSource VP - Global Inflation Protected Securities Fund     0.070% to 0.040%       0.050% to 0.025%
RiverSource VP - Growth Fund                                    0.060% to 0.030%       0.050% to 0.030%
RiverSource VP - High Yield Bond Fund                           0.070% to 0.040%       0.050% to 0.025%
RiverSource VP - Income Opportunities Fund                      0.070% to 0.040%       0.050% to 0.025%
RiverSource VP - International Opportunity Fund                 0.080% to 0.050%       0.060% to 0.035%
RiverSource VP - Large Cap Equity Fund                          0.060% to 0.030%       0.050% to 0.030%
RiverSource VP - Large Cap Value Fund                           0.060% to 0.030%       0.050% to 0.030%
RiverSource VP - Mid Cap Growth Fund                            0.060% to 0.030%       0.060% to 0.030%
RiverSource VP - Mid Cap Value Fund                             0.060% to 0.030%       0.050% to 0.020%
RiverSource VP - S&P 500 Index Fund                             0.060% to 0.030%       0.080% to 0.065%
RiverSource VP - Select Value Fund                              0.060% to 0.030%       0.060% to 0.035%
RiverSource VP - Short Duration U.S. Government Fund            0.070% to 0.040%       0.050% to 0.025%
RiverSource VP - Small Cap Advantage Fund                       0.080% to 0.050%       0.060% to 0.035%
RiverSource VP - Small Cap Value Fund                           0.080% to 0.050%       0.080% to 0.055%
---------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 121

Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the period ended Dec. 31, 2006, these amounts are as follows:

FUND                                                             OTHER EXPENSES
-------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                       $19,841
RiverSource VP - Cash Management Fund                                  9,574
RiverSource VP - Core Bond Fund                                          184
RiverSource VP - Diversified Bond Fund                                22,179
RiverSource VP - Diversified Equity Income Fund                       27,044
RiverSource VP - Emerging Markets Fund                                 3,385
RiverSource VP - Fundamental Value Fund                                1,339
RiverSource VP - Global Bond Fund                                      6,314
RiverSource VP - Global Inflation Protected Securities Fund               43
RiverSource VP - Growth Fund                                           5,236
RiverSource VP - High Yield Bond Fund                                 11,362
RiverSource VP - Income Opportunities Fund                             1,956
RiverSource VP - International Opportunity Fund                       11,496
RiverSource VP - Large Cap Equity Fund                                35,831
RiverSource VP - Large Cap Value Fund                                    616
RiverSource VP - Mid Cap Growth Fund                                   6,437
RiverSource VP - Mid Cap Value Fund                                    1,719
RiverSource VP - S&P 500 Index Fund                                    3,152
RiverSource VP - Select Value Fund                                        --
RiverSource VP - Short Duration U.S. Government Fund                   4,081
RiverSource VP - Small Cap Advantage Fund                              1,655
RiverSource VP - Small Cap Value Fund                                  4,702
-------------------------------------------------------------------------------

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

Professional fees include fees paid by each Fund for legal services and independent auditor services.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred directly by each Fund will vary.

For the period ended Dec. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.83% for RiverSource VP - Core Bond Fund, 0.72% for RiverSource VP - Global Inflation Protected Securities Fund, 1.05% for RiverSource VP - Large Cap Value Fund, 0.50% for RiverSource VP - S&P 500 Index Fund, 1.09% for RiverSource VP - Select Value Fund and 1.26% for RiverSource VP - Small Cap Value Fund.

In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Dec. 31, 2007, unless sooner terminated by the discretion of the Board (excluding certain expenses such as indirect operating expenses of acquired funds in which each Fund invests), such that net expenses, before giving effect to any applicable performance incentive adjustment, will not exceed the following percentage of each Fund's average daily net assets:

FUND                                                             PERCENTAGE
---------------------------------------------------------------------------
RiverSource VP - Core Bond Fund                                    0.830%
RiverSource VP - Fundamental Value Fund                            1.070%
RiverSource VP - Global Inflation Protected Securities Fund        0.720%
RiverSource VP - Income Opportunities Fund                         0.990%
RiverSource VP - Large Cap Value Fund                              1.050%
RiverSource VP - Mid Cap Growth Fund                               1.000%
RiverSource VP - Mid Cap Value Fund                                1.080%
RiverSource VP - S&P 500 Index Fund                                0.495%
---------------------------------------------------------------------------


------------------------------------------------------------------------------

122 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

Effective as of Jan. 1, 2007, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Dec. 31, 2007, unless sooner terminated by the discretion of the Board (excluding certain expenses such as indirect operating expenses of acquired funds in which each Fund invests), such that net expenses, before giving effect to any performance incentive adjustment, will not exceed the following percentage of each Fund's average daily net assets:

FUND                                                            PERCENTAGE
--------------------------------------------------------------------------
RiverSource VP - Select Value Fund                                1.000%*
RiverSource VP - Small Cap Value Fund                             1.200%*
--------------------------------------------------------------------------

* Percentage for the period from Sept. 1, 2006 to Dec. 31, 2006 was 1.150% and 1.210% for RiverSource VP - Select Value Fund and RiverSource VP -
      Small Cap Value Fund, respectively.

For the year ended Aug. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.86% for RiverSource VP - Core Bond Fund, 1.07% for RiverSource VP - Fundamental Value Fund, 0.72% for RiverSource VP - Global Inflation Protected Securities Fund, 1.02% for RiverSource VP - Large Cap Value Fund, 1.11% for RiverSource VP - Mid Cap Value Fund, 0.495% for RiverSource VP - S&P 500 Index Fund, 1.08% for RiverSource VP - Select Value Fund and 1.24% for RiverSource VP - Small Cap Value Fund.

In addition, the Investment Manager and its affiliates agreed to waive certain fees and expenses until Aug. 31, 2006, such that net expenses, before giving effect to any applicable performance incentive adjustment, would not exceed the following percentage of each Fund's average daily net assets:

FUND                                                            PERCENTAGE
--------------------------------------------------------------------------
RiverSource VP - Core Bond Fund                                   0.830%*
RiverSource VP - Emerging Markets Fund                            1.750%
RiverSource VP - Global Inflation Protected Securities Fund       0.720%*
RiverSource VP - Income Opportunities Fund                        0.990%
RiverSource VP - Large Cap Value Fund                             1.050%
RiverSource VP - Mid Cap Growth Fund                              1.000%**
RiverSource VP - Mid Cap Value Fund                               1.080%
RiverSource VP - S&P 500 Index Fund                               0.495%
RiverSource VP - Select Value Fund                                1.150%
RiverSource VP - Small Cap Value Fund                             1.250%*
--------------------------------------------------------------------------

 *    Prior to Dec. 1, 2005 the percentage was 0.950%, 0.750% and 1.300% for
      RiverSource VP - Core Bond Fund, RiverSource VP - Global Inflation
      Protected Securities Fund and RiverSource VP - Small Cap Value Fund, respectively.

**    Prior to March 18, 2006 the percentage was 1.10%.

Effective as of April 25, 2006, the Investment Manager and its affiliates agreed to waive certain fees and expenses for RiverSource VP - Fundamental Value Fund until Aug. 31, 2006, such that net expenses, before giving effect to any performance incentive adjustment, would not exceed 1.07% of the Fund's average daily net assets.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 123

The Fund's custodian fees were reduced as a result of earnings and bank fee credits from overnight cash balances for the periods indicated and are as follows:

                                                              PERIOD ENDED      YEAR ENDED
                                                              DEC. 31, 2006   AUG. 31, 2006
FUND                                                            REDUCTION       REDUCTION
-------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                    $1,594          $2,918
RiverSource VP - Cash Management Fund                              1,156           3,315
RiverSource VP - Core Bond Fund                                      573           2,769
RiverSource VP - Diversified Bond Fund                             1,620           7,722
RiverSource VP - Diversified Equity Income Fund                      524           1,987
RiverSource VP - Emerging Markets Fund                               856           2,136
RiverSource VP - Fundamental Value Fund                               --             548
RiverSource VP - Global Bond Fund                                  1,120           1,806
RiverSource VP - Global Inflation Protected Securities Fund          780           2,594
RiverSource VP - Growth Fund                                         600           1,518
RiverSource VP - High Yield Bond Fund                              1,672           4,108
RiverSource VP - Income Opportunities Fund                           750           3,680
RiverSource VP - International Opportunity Fund                      880           2,074
RiverSource VP - Large Cap Equity Fund                             1,510           3,638
RiverSource VP - Large Cap Value Fund                              2,308          14,675
RiverSource VP - Mid Cap Growth Fund                                 878           2,103
RiverSource VP - Mid Cap Value Fund                                   --          10,858
RiverSource VP - S&P 500 Index Fund                                1,282           1,725
RiverSource VP - Short Duration U.S. Government Fund                 600           3,400
RiverSource VP - Small Cap Advantage Fund                             --             350
-------------------------------------------------------------------------------------------

The Funds also pay custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, for the year ended Aug. 31, 2006, RiverSource VP - S&P 500 Index Fund received a one time transaction fee reimbursement of $216,040 by Ameriprise Trust Company. See "Financial Highlights" for additional information.

3. SECURITIES TRANSACTIONS

For the period ended Dec. 31, 2006, cost of purchases and proceeds from sales of securities aggregated $1,626,238,359 and $1,570,521,628, respectively, for RiverSource VP - Cash Management Fund. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                PURCHASES          PROCEEDS
------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                $   783,383,619   $   929,600,485
RiverSource VP - Core Bond Fund                                    74,716,340        70,702,680
RiverSource VP - Diversified Bond Fund                          3,177,455,788     2,755,946,537
RiverSource VP - Diversified Equity Income Fund                   472,063,944       170,331,923
RiverSource VP - Emerging Markets Fund                            224,546,833       211,580,015
RiverSource VP - Fundamental Value Fund                           143,600,394         9,227,891
RiverSource VP - Global Bond Fund                                 213,210,496       144,466,244
RiverSource VP - Global Inflation Protected Securities Fund       154,715,307                --
RiverSource VP - Growth Fund                                      180,235,850       207,043,599
RiverSource VP - High Yield Bond Fund                             345,462,723       322,821,014
RiverSource VP - Income Opportunities Fund                        226,783,094        90,053,635
RiverSource VP - International Opportunity Fund                   253,502,190       300,888,388
RiverSource VP - Large Cap Equity Fund                            767,999,595     1,151,132,836
RiverSource VP - Large Cap Value Fund                               4,772,296         2,892,576
RiverSource VP - Mid Cap Growth Fund                              164,745,048       246,011,362
RiverSource VP - Mid Cap Value Fund                               131,349,106        11,569,084
RiverSource VP - S&P 500 Index Fund                                 7,033,531        16,497,893
RiverSource VP - Select Value Fund                                 30,078,474        29,929,475
RiverSource VP - Short Duration U.S. Government Fund              272,816,717       285,606,436
RiverSource VP - Small Cap Advantage Fund                         160,860,764       177,044,881
RiverSource VP - Small Cap Value Fund                             137,787,817       124,791,245
------------------------------------------------------------------------------------------------

Net realized gains and losses on investment sales are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with the subadvisers for RiverSource VP - Select Value Fund were $112 for the period ended Dec. 31, 2006.


------------------------------------------------------------------------------

124 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                    PERIOD ENDED DEC. 31, 2006*
---------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -    RIVERSOURCE VP -   RIVERSOURCE VP -
                                          BALANCED              CASH               CORE
                                           FUND              MANAGEMENT            BOND
                                                                FUND               FUND
---------------------------------------------------------------------------------------------
Sold                                       745,197          167,098,286         942,086
Issued for reinvested distributions      9,132,978           15,958,427          93,532
Redeemed                                (9,766,916)        (126,608,351)       (721,222)
---------------------------------------------------------------------------------------------
Net increase (decrease)                    111,259           56,448,362         314,396
---------------------------------------------------------------------------------------------

                                                    YEAR ENDED AUG. 31, 2006
---------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -    RIVERSOURCE VP -   RIVERSOURCE VP -
                                          BALANCED              CASH               CORE
                                           FUND              MANAGEMENT            BOND
                                                                FUND               FUND
---------------------------------------------------------------------------------------------
Sold                                      1,604,644         546,325,418         2,832,609
Issued for reinvested distributions       8,844,384          28,018,991           252,233
Redeemed                                (38,530,123)       (263,000,076)       (2,432,878)
---------------------------------------------------------------------------------------------
Net increase (decrease)                 (28,081,095)        311,344,333           651,964
---------------------------------------------------------------------------------------------

                                                    YEAR ENDED AUG. 31, 2005
---------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -    RIVERSOURCE VP -   RIVERSOURCE VP -
                                          BALANCED              CASH               CORE
                                            FUND             MANAGEMENT            BOND
                                                                FUND               FUND
---------------------------------------------------------------------------------------------
Sold                                      2,282,339         278,345,632        2,692,666
Issued for reinvested distributions       4,179,520          12,099,139          137,378
Redeemed                                (33,801,683)       (376,052,554)        (618,126)
---------------------------------------------------------------------------------------------
Net increase (decrease)                 (27,339,824)        (85,607,783)       2,211,918
---------------------------------------------------------------------------------------------

                                                    PERIOD ENDED DEC. 31, 2006*
---------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -    RIVERSOURCE VP -   RIVERSOURCE VP -
                                        DIVERSIFIED         DIVERSIFIED          EMERGING
                                            BOND           EQUITY INCOME          MARKETS
                                            FUND                FUND               FUND
---------------------------------------------------------------------------------------------
Sold                                    41,333,529         20,716,476           2,830,869
Issued for reinvested distributions      3,545,702         14,243,085           3,607,990
Redeemed                                (6,549,782)        (2,974,137)         (1,049,305)
---------------------------------------------------------------------------------------------
Net increase (decrease)                 38,329,449         31,985,424           5,389,554
---------------------------------------------------------------------------------------------

                                                    YEAR ENDED AUG. 31, 2006
---------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -    RIVERSOURCE VP -   RIVERSOURCE VP -
                                        DIVERSIFIED         DIVERSIFIED          EMERGING
                                            BOND           EQUITY INCOME          MARKETS
                                            FUND                FUND               FUND
---------------------------------------------------------------------------------------------
Sold                                      66,150,597        66,872,272         14,243,920
Issued for reinvested distributions        7,539,299         7,606,498            999,615
Redeemed                                 (21,056,382)       (5,235,880)        (3,674,525)
---------------------------------------------------------------------------------------------
Net increase (decrease)                   52,633,514        69,242,890         11,569,010
---------------------------------------------------------------------------------------------

                                                    YEAR ENDED AUG. 31, 2005
---------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -    RIVERSOURCE VP -   RIVERSOURCE VP -
                                        DIVERSIFIED         DIVERSIFIED          EMERGING
                                            BOND           EQUITY INCOME          MARKETS
                                            FUND                FUND               FUND
---------------------------------------------------------------------------------------------
Sold                                     25,108,316         46,061,546         10,263,732
Issued for reinvested distributions       6,211,707          1,430,499            228,513
Redeemed                                (19,891,051)        (1,515,634)          (576,416)
---------------------------------------------------------------------------------------------
Net increase (decrease)                  11,428,972         45,976,411          9,915,829
---------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 125

                                                      PERIOD ENDED DEC. 31, 2006*
------------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -     RIVERSOURCE VP -
                                         FUNDAMENTAL          GLOBAL          GLOBAL INFLATION
                                           VALUE               BOND         PROTECTED SECURITIES
                                           FUND                FUND                 FUND
------------------------------------------------------------------------------------------------
Sold                                    13,209,495          8,876,320           18,635,892
Issued for reinvested distributions        169,453            725,298            1,289,058
Redeemed                                  (124,558)        (2,079,563)            (454,877)
------------------------------------------------------------------------------------------------
Net increase (decrease)                 13,254,390          7,522,055           19,470,073
------------------------------------------------------------------------------------------------

                                                      YEAR ENDED AUG. 31, 2006
------------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -     RIVERSOURCE VP -
                                         FUNDAMENTAL          GLOBAL          GLOBAL INFLATION
                                           VALUE              BOND          PROTECTED SECURITIES
                                          FUND(a)             FUND                 FUND
------------------------------------------------------------------------------------------------
Sold                                    23,142,255          16,252,656           35,080,485
Issued for reinvested distributions          1,909           1,923,444              624,006
Redeemed                                  (243,201)         (6,199,573)          (6,979,442)
------------------------------------------------------------------------------------------------
Net increase (decrease)                 22,900,963          11,976,527           28,725,049
------------------------------------------------------------------------------------------------

                                                      YEAR ENDED AUG. 31, 2005
------------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -     RIVERSOURCE VP -
                                         FUNDAMENTAL         GLOBAL           GLOBAL INFLATION
                                           VALUE              BOND          PROTECTED SECURITIES
                                           FUND               FUND                 FUND(b)
------------------------------------------------------------------------------------------------
Sold                                      N/A                14,405,822         11,437,594
Issued for reinvested distributions       N/A                 2,128,628             92,952
Redeemed                                  N/A                (2,121,377)          (612,356)
------------------------------------------------------------------------------------------------
Net increase (decrease)                   N/A                14,413,073         10,918,190
------------------------------------------------------------------------------------------------

                                                      PERIOD ENDED DEC. 31, 2006*
------------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -     RIVERSOURCE VP -
                                           GROWTH           HIGH YIELD             INCOME
                                            FUND               BOND            OPPORTUNITIES
                                                               FUND                 FUND
------------------------------------------------------------------------------------------------
Sold                                      1,795,840          4,649,214          13,653,726
Issued for reinvested distributions         241,573          4,684,842             631,708
Redeemed                                 (4,955,872)       (10,403,935)           (268,671)
------------------------------------------------------------------------------------------------
Net increase (decrease)                  (2,918,459)        (1,069,879)         14,016,763
------------------------------------------------------------------------------------------------

                                                      YEAR ENDED AUG. 31, 2006
------------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -     RIVERSOURCE VP -
                                           GROWTH           HIGH YIELD             INCOME
                                            FUND               BOND            OPPORTUNITIES
                                                               FUND                 FUND
------------------------------------------------------------------------------------------------
Sold                                      49,500,097        16,227,622          21,779,525
Issued for reinvested distributions          747,698        12,636,235             586,469
Redeemed                                 (21,266,893)      (34,818,886)           (984,015)
------------------------------------------------------------------------------------------------
Net increase (decrease)                   28,980,902        (5,955,029)         21,381,979
------------------------------------------------------------------------------------------------

                                                      YEAR ENDED AUG. 31, 2005
------------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -     RIVERSOURCE VP -
                                           GROWTH           HIGH YIELD             INCOME
                                            FUND               BOND            OPPORTUNITIES
                                                               FUND                 FUND
------------------------------------------------------------------------------------------------
Sold                                      16,903,922        21,655,621          3,565,312
Issued for reinvested distributions          183,638        11,919,547            140,682
Redeemed                                  (3,733,894)      (20,228,641)          (934,015)
------------------------------------------------------------------------------------------------
Net increase (decrease)                   13,353,666        13,346,527          2,771,979
------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

126 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

                                                   PERIOD ENDED DEC. 31, 2006*
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                       INTERNATIONAL        LARGE CAP          LARGE CAP
                                        OPPORTUNITY           EQUITY             VALUE
                                            FUND               FUND               FUND
--------------------------------------------------------------------------------------------
Sold                                      1,023,262            185,194          259,377
Issued for reinvested distributions       1,024,536            853,308          111,695
Redeemed                                 (6,138,650)       (14,753,800)         (65,500)
--------------------------------------------------------------------------------------------
Net increase (decrease)                  (4,090,852)       (13,715,298)         305,572
--------------------------------------------------------------------------------------------

                                                    YEAR ENDED AUG. 31, 2006
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                       INTERNATIONAL        LARGE CAP          LARGE CAP
                                        OPPORTUNITY           EQUITY             VALUE
                                            FUND               FUND               FUND
--------------------------------------------------------------------------------------------
Sold                                       3,290,061          6,446,961           563,345
Fund merger                                      N/A         77,634,189               N/A
Issued for reinvested distributions        1,754,001          1,647,637            58,492
Redeemed                                 (19,700,173)       (39,632,021)         (201,307)
--------------------------------------------------------------------------------------------
Net increase (decrease)                  (14,656,111)        46,096,766           420,530
--------------------------------------------------------------------------------------------

                                                    YEAR ENDED AUG. 31, 2005
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                       INTERNATIONAL        LARGE CAP          LARGE CAP
                                        OPPORTUNITY           EQUITY             VALUE
                                            FUND               FUND               FUND
--------------------------------------------------------------------------------------------
Sold                                     10,041,363          9,638,209          691,507
Issued for reinvested distributions       1,545,947          1,352,452           17,147
Redeemed                                (11,718,071)       (25,298,441)         (88,533)
--------------------------------------------------------------------------------------------
Net increase (decrease)                    (130,761)       (14,307,780)         620,121
--------------------------------------------------------------------------------------------

                                                    PERIOD ENDED DEC. 31, 2006*
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                          MID CAP            MID CAP            S&P 500
                                           GROWTH             VALUE              INDEX
                                            FUND               FUND               FUND
--------------------------------------------------------------------------------------------
Sold                                        204,961         9,283,567             719,158
Issued for reinvested distributions       2,478,097           365,184             481,856
Redeemed                                 (6,966,156)         (235,125)         (1,803,618)
--------------------------------------------------------------------------------------------
Net increase (decrease)                  (4,283,098)        9,413,626            (602,604)
--------------------------------------------------------------------------------------------

                                                    YEAR ENDED AUG. 31, 2006
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                          MID CAP            MID CAP            S&P 500
                                           GROWTH             VALUE              INDEX
                                            FUND               FUND               FUND
--------------------------------------------------------------------------------------------
Sold                                      1,916,243         17,680,414         3,049,759
Fund merger                              51,642,855                N/A               N/A
Issued for reinvested distributions       1,683,389             18,726           742,959
Redeemed                                (11,079,161)          (263,812)       (6,584,030)
--------------------------------------------------------------------------------------------
Net increase (decrease)                  44,163,326         17,435,328        (2,791,312)
--------------------------------------------------------------------------------------------

                                                    YEAR ENDED AUG. 31, 2005
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                          MID CAP            MID CAP            S&P 500
                                           GROWTH             VALUE              INDEX
                                            FUND             FUND(c)              FUND
--------------------------------------------------------------------------------------------
Sold                                      1,840,161         428,140            8,702,124
Issued for reinvested distributions              --             171              631,315
Redeemed                                 (3,566,894)         (5,284)          (2,660,665)
--------------------------------------------------------------------------------------------
Net increase (decrease)                  (1,726,733)        423,027            6,672,774
--------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 127

                                                    PERIOD ENDED DEC. 31, 2006*
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                           SELECT         SHORT DURATION        SMALL CAP
                                           VALUE         U.S. GOVERNMENT        ADVANTAGE
                                           FUND                FUND               FUND
--------------------------------------------------------------------------------------------
Sold                                       130,952          1,559,918            144,790
Issued for reinvested distributions        241,551            615,472          2,176,662
Redeemed                                  (135,982)        (2,866,142)        (1,248,454)
--------------------------------------------------------------------------------------------
Net increase (decrease)                    236,521           (690,752)         1,072,998
--------------------------------------------------------------------------------------------

                                                    YEAR ENDED AUG. 31, 2006
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                           SELECT         SHORT DURATION        SMALL CAP
                                           VALUE         U.S. GOVERNMENT        ADVANTAGE
                                           FUND                FUND               FUND
--------------------------------------------------------------------------------------------
Sold                                       465,908           6,812,654           580,024
Issued for reinvested distributions         80,918           1,670,663         2,188,623
Redeemed                                  (330,201)        (10,142,070)       (2,551,105)
--------------------------------------------------------------------------------------------
Net increase (decrease)                    216,625          (1,658,753)          217,542
--------------------------------------------------------------------------------------------

                                                    YEAR ENDED AUG. 31, 2005
--------------------------------------------------------------------------------------------
                                      RIVERSOURCE VP -   RIVERSOURCE VP -   RIVERSOURCE VP -
                                           SELECT         SHORT DURATION        SMALL CAP
                                           VALUE         U.S. GOVERNMENT        ADVANTAGE
                                           FUND                FUND               FUND
--------------------------------------------------------------------------------------------
Sold                                     1,230,317           5,228,726         1,725,783
Issued for reinvested distributions         10,913           1,302,984           666,902
Redeemed                                   (55,353)         (8,014,535)       (1,369,479)
--------------------------------------------------------------------------------------------
Net increase (decrease)                  1,185,877          (1,482,825)        1,023,206
--------------------------------------------------------------------------------------------

                                                    PERIOD ENDED DEC. 31, 2006*
--------------------------------------------------------------------------------------------
                                                         RIVERSOURCE VP -
                                                            SMALL CAP
                                                              VALUE
                                                               FUND
--------------------------------------------------------------------------------------------
Sold                                                         2,823,228
Issued for reinvested distributions                          4,206,725
Redeemed                                                    (1,923,250)
--------------------------------------------------------------------------------------------
Net increase (decrease)                                      5,106,703
--------------------------------------------------------------------------------------------

                                                    YEAR ENDED AUG. 31, 2006
--------------------------------------------------------------------------------------------
                                                         RIVERSOURCE VP -
                                                            SMALL CAP
                                                              VALUE
                                                               FUND
--------------------------------------------------------------------------------------------
Sold                                                         9,622,399
Issued for reinvested distributions                          2,433,216
Redeemed                                                    (4,112,520)
--------------------------------------------------------------------------------------------
Net increase (decrease)                                      7,943,095
--------------------------------------------------------------------------------------------

                                                    YEAR ENDED AUG. 31, 2005
--------------------------------------------------------------------------------------------
                                                         RIVERSOURCE VP -
                                                            SMALL CAP
                                                              VALUE
                                                               FUND
--------------------------------------------------------------------------------------------
-Sold                                                         9,958,388
Issued for reinvested distributions                           1,666,706
Redeemed                                                       (593,056)
--------------------------------------------------------------------------------------------
Net increase (decrease)                                      11,032,038
--------------------------------------------------------------------------------------------

*     For the period from Sept. 1, 2006 to Dec. 31, 2006.

(a)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006. (b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005. (c) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.


------------------------------------------------------------------------------

128 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

5. FORWARD FOREIGN CURRENCY CONTRACTS

At Dec. 31, 2006, RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund and RiverSource VP - International Opportunity Fund have entered into forward foreign currency exchange contracts that obligate the Funds to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

RiverSource VP - Global Bond Fund

                                                    CURRENCY TO             CURRENCY TO   UNREALIZED    UNREALIZED
EXCHANGE DATE                                      BE DELIVERED             BE RECEIVED  APPRECIATION  DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
Jan. 2, 2007                                          1,254,821               1,457,000  $         --  $      5,250
                                                    U.S. Dollar         Canadian Dollar
Jan. 3, 2007                                          5,604,788               4,262,520        21,737            --
                                                    U.S. Dollar  European Monetary Unit
Jan. 4, 2007                                          4,100,000               3,592,080        75,785            --
                                                Canadian Dollar             U.S. Dollar
Jan. 4, 2007                                            699,315              82,947,106            --         2,280
                                                    U.S. Dollar            Japanese Yen
Jan. 5, 2007                                            675,000               1,326,186         4,459            --
                                                  British Pound             U.S. Dollar
Jan. 5, 2007                                          4,522,758             536,385,547            --        14,710
                                                    U.S. Dollar            Japanese Yen
Jan. 5, 2007                                              1,491                 176,865            --             5
                                                    U.S. Dollar            Japanese Yen
Jan. 8, 2007                                         20,995,000              27,970,379       250,905            --
                                         European Monetary Unit             U.S. Dollar
Jan. 8, 2007                                          2,980,000               3,978,836        44,374            --
                                         European Monetary Unit             U.S. Dollar
Jan. 8, 2007                                          2,880,000               3,787,776            --        14,657
                                         European Monetary Unit             U.S. Dollar
Jan. 18, 2007                                         8,161,512             950,000,000            --       163,262
                                                    U.S. Dollar            Japanese Yen
-------------------------------------------------------------------------------------------------------------------
Total                                                                                    $    397,260  $    200,164
-------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 129

RiverSource VP - Global Inflation Protected Securities Fund

                                                    CURRENCY TO             CURRENCY TO   UNREALIZED    UNREALIZED
EXCHANGE DATE                                      BE DELIVERED             BE RECEIVED  APPRECIATION  DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
Jan. 4, 2007                                         18,586,000              16,283,511  $    343,546  $         --
                                                Canadian Dollar             U.S. Dollar
Jan. 4, 2007                                            486,300                 423,348         6,281            --
                                                Canadian Dollar             U.S. Dollar
Jan. 5, 2007                                         47,130,000              92,597,254       311,335            --
                                                  British Pound             U.S. Dollar
Jan. 5, 2007                                          1,012,000               1,987,264         5,653            --
                                                  British Pound             U.S. Dollar
Jan. 5, 2007                                          1,400,000               2,749,852         8,492            --
                                                  British Pound             U.S. Dollar
Jan. 8, 2007                                         77,151,000             102,783,648       922,009            --
                                         European Monetary Unit             U.S. Dollar
Jan. 8, 2007                                          1,554,000               2,068,638        16,909            --
                                         European Monetary Unit             U.S. Dollar
Jan. 8, 2007                                          2,850,000               3,756,899            --         5,926
                                         European Monetary Unit             U.S. Dollar
Jan. 11, 2007                                        74,775,000              11,071,217       144,927            --
                                                  Swedish Krona             U.S. Dollar
Jan. 12, 2007                                     2,043,735,000              17,881,698       688,945            --
                                                   Japanese Yen             U.S. Dollar
Jan. 12, 2007                                        37,063,000                 323,299        11,510            --
                                                   Japanese Yen             U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
Total                                                                                    $  2,459,607  $      5,926
-------------------------------------------------------------------------------------------------------------------

RiverSource VP - International Opportunity Fund

                                                    CURRENCY TO             CURRENCY TO   UNREALIZED    UNREALIZED
EXCHANGE DATE                                      BE DELIVERED             BE RECEIVED  APPRECIATION  DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
Jan. 3, 2007                                            804,804                 985,000  $      3,567  $         --
                                                    U.S. Dollar             Swiss Franc

6. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, each Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Funds under the investment management services agreement pursuant to which each Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board.

Presented below is information regarding securities on loan at Dec. 31, 2006.

                                                   RIVERSOURCE VP -  RIVERSOURCE VP -  RIVERSOURCE VP -  RIVERSOURCE VP -
                                                       BALANCED        DIVERSIFIED       DIVERSIFIED        HIGH YIELD
                                                         FUND              BOND         EQUITY INCOME          BOND
                                                                           FUND              FUND              FUND
-------------------------------------------------------------------------------------------------------------------------
Value of securities on loan to brokers               $ 44,224,685      $100,528,280      $ 18,672,913      $  1,540,000
-------------------------------------------------------------------------------------------------------------------------
Collateral received for securities loaned:
Cash                                                 $ 45,579,375      $103,523,750      $ 19,669,800      $  1,616,000
U.S. government securities, at value                           --                --                --                --
-------------------------------------------------------------------------------------------------------------------------
Total collateral received for securities loaned      $ 45,579,375      $103,523,750      $ 19,669,800      $  1,616,000
-------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

130 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

                                                   RIVERSOURCE VP -  RIVERSOURCE VP -  RIVERSOURCE VP -  RIVERSOURCE VP -
                                                     INTERNATIONAL       LARGE CAP         MID CAP           SMALL CAP
                                                      OPPORTUNITY         EQUITY            GROWTH           ADVANTAGE
                                                         FUND              FUND              FUND              FUND
-------------------------------------------------------------------------------------------------------------------------
Value of securities on loan to brokers                $7,968,310       $ 9,916,664        $4,553,934         $616,170
-------------------------------------------------------------------------------------------------------------------------
Collateral received for securities loaned:
Cash                                                  $8,673,000       $10,739,000        $4,678,800         $664,000
U.S. government securities, at value                          --                --                --               --
-------------------------------------------------------------------------------------------------------------------------
Total collateral received for securities loaned       $8,673,000       $10,739,000        $4,678,800         $664,000
-------------------------------------------------------------------------------------------------------------------------

                                                                RIVERSOURCE VP -
                                                                    SMALL CAP
                                                                     VALUE
                                                                      FUND
--------------------------------------------------------------------------------
Value of securities on loan to brokers                            $15,612,752
--------------------------------------------------------------------------------
Collateral received for securities loaned:
Cash                                                              $16,505,900
U.S. government securities, at value                                       --
--------------------------------------------------------------------------------
Total collateral received for securities loaned                   $16,505,900
--------------------------------------------------------------------------------

Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities."

Income from securities lending for the periods indicated are as follows:

                                                     YEAR ENDED     PERIOD ENDED
                                                    DEC. 31, 2006  AUG. 31, 2006
FUND                                                   AMOUNT          AMOUNT
--------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                        $ 24,438       $191,300
RiverSource VP - Diversified Bond Fund                 103,452        530,882
RiverSource VP - Diversified Equity Income Fund         64,983        217,630
RiverSource VP - Global Bond Fund                       11,727          9,274
RiverSource VP - Growth Fund                                --         48,444
RiverSource VP - High Yield Bond Fund                    2,827             --
RiverSource VP - International Opportunity Fund        103,960        854,518
RiverSource VP - Large Cap Equity Fund                  33,932        411,482
RiverSource VP - Mid Cap Growth Fund                    21,831         59,715
RiverSource VP - Small Cap Advantage Fund               12,686         37,231
RiverSource VP - Small Cap Value Fund                   72,824         41,806
--------------------------------------------------------------------------------

The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

7. FUTURES CONTRACTS

At Dec. 31, 2006, RiverSource VP - Balanced Fund's investments in securities included securities valued at $375,045 that were pledged as collateral to cover initial margin deposits on 355 open purchase interest rate futures contracts and 208 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts at Dec. 31, 2006 was $38,822,125 with a net unrealized loss of $432,338. The notional market value of the open sale interest rate futures contracts at Dec. 31, 2006 was $40,261,188 with a net unrealized gain of $189,580. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Dec. 31, 2006, RiverSource VP - Core Bond Fund's investments in securities included securities valued at $35,859 that were pledged as collateral to cover initial margin deposits on 35 open purchase interest rate futures contracts and six open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts at Dec. 31, 2006 was $3,772,938 with a net unrealized loss of $36,902. The notional market value of the open sale interest rate futures contracts at Dec. 31, 2006 was $1,224,188 with a net unrealized gain of $5,498. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Dec. 31, 2006, RiverSource VP - Diversified Bond Fund's investments in securities included securities valued at $1,142,602 that were pledged as collateral to cover initial margin deposits on 2,092 open purchase interest rate futures contracts and 102 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts at Dec. 31, 2006 was $223,340,188 with a net unrealized loss of $1,666,692. The notional market value of the open sale interest rate futures contracts at Dec. 31, 2006 was $20,811,188 with a net unrealized gain of $94,600. See "Summary of significant accounting policies" and "Notes to investments in securities."


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 131

At Dec. 31, 2006, RiverSource VP - Global Bond Fund's investments in securities included securities valued at $399,814 that were pledged as collateral to cover initial margin deposits on open purchase and open sale interest rate futures contracts. See "Summary of significant accounting policies" and "Notes to investments in securities." The terms of the open purchase and sale contracts are as follows:

                                                          NUMBER OF     NOTIONAL      UNREALIZED
TYPE OF SECURITY                                          CONTRACTS   MARKET VALUE   GAIN (LOSS)
-------------------------------------------------------------------------------------------------
PURCHASE CONTRACTS
Euro-Bund, March 2007, 10-year (European Monetary Unit)         100   $ 15,315,955   $  (378,499)
Japanese Govt Bond, March 2007, 10-year (Japanese Yen)            4      4,505,882       (11,709)
U.S. Long Bond, March 2007, 20-year (U.S. Dollar)                55      6,129,063      (110,595)
U.S. Treasury Note, March 2007, 2-year (U.S. Dollar)            142     28,972,438       (93,488)
-------------------------------------------------------------------------------------------------
Total                                                                 $ 54,923,338   $  (594,291)
-------------------------------------------------------------------------------------------------

                                                          NUMBER OF     NOTIONAL       UNREALIZED
SALE CONTRACTS                                            CONTRACTS   MARKET VALUE    GAIN (LOSS)
-------------------------------------------------------------------------------------------------
U.S. Treasury Note, March 2007, 5-year (U.S. Dollar)             10   $  1,050,625   $     7,861
U.S. Treasury Note, March 2007, 10-year (U.S. Dollar)           216     23,213,250       410,541
-------------------------------------------------------------------------------------------------
Total                                                                 $ 24,263,875   $   418,402
-------------------------------------------------------------------------------------------------

At Dec. 31, 2006, RiverSource VP - Large Cap Equity Fund's investments in securities included securities valued at $6,400,320 that were pledged as collateral to cover initial margin deposits on 256 open purchase stock index futures contracts. The notional market value of the open purchase stock index futures contracts at Dec. 31, 2006 was $91,417,600 with a net unrealized gain of $243,621. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Dec. 31, 2006, RiverSource VP - S&P 500 Index Fund's investments in securities included securities valued at $577,226 that were pledged as collateral to cover initial margin deposits on 82 open purchase stock index futures contracts. The notional market value of the open purchase stock index futures contracts at Dec. 31, 2006 was $5,856,440 with a net unrealized gain of $2,707. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Dec. 31, 2006, RiverSource VP - Short Duration U.S. Government Fund's investments in securities included securities valued at $134,636 that were pledged as collateral to cover initial margin deposits on 277 open purchase interest rate futures contracts and 261 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts at Dec. 31, 2006 was $46,817,719 with a net unrealized loss of $203,980. The notional market value of the open sale interest rate futures contracts at Dec. 31, 2006 was $28,275,563 with a net unrealized gain of $500,273. See "Summary of significant accounting policies" and "Notes to investments in securities."

8. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written by RiverSource VP - Growth Fund during the period ended Dec. 31, 2006 are as follows:

                                                               CALLS
-----------------------------------------------------------------------------
                                                      CONTRACTS    PREMIUMS
-----------------------------------------------------------------------------
Balance Aug. 31, 2006                                     300     $  649,830
Opened                                                  7,980        710,816
Closed                                                   (300)      (649,830)
-----------------------------------------------------------------------------
Balance Dec. 31, 2006                                   7,980     $  710,816
-----------------------------------------------------------------------------

See "Summary of significant accounting policies."

Contracts and premiums associated with options contracts written by RiverSource VP - Large Cap Equity Fund during the period ended Dec. 31, 2006 are as follows:

                                                               CALLS
-----------------------------------------------------------------------------
                                                      CONTRACTS    PREMIUMS
-----------------------------------------------------------------------------
Balance Aug. 31, 2006                                     630     $ 1,364,618
Opened                                                 15,268       1,360,071
Closed                                                   (630)     (1,364,618)
-----------------------------------------------------------------------------
Balance Dec. 31, 2006                                  15,268     $ 1,360,071
-----------------------------------------------------------------------------

See "Summary of significant accounting policies."


------------------------------------------------------------------------------

132 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

9. SWAP CONTRACTS

At Dec. 31, 2006, the following Funds had open CBMS total return swap contracts:

RiverSource VP - Balanced Fund

                                                                                                         UNREALIZED
                                                                        TERMINATION       NOTIONAL      APPRECIATION
                                                                           DATE            AMOUNT      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.40%.
Counterparty: Wachovia                                                  Jan. 1, 2007    $ 8,575,000    $     (132,008)
----------------------------------------------------------------------------------------------------------------------

RiverSource VP - Core Bond Fund

                                                                                                         UNREALIZED
                                                                        TERMINATION       NOTIONAL      APPRECIATION
                                                                           DATE            AMOUNT      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.40%.
Counterparty: Wachovia                                                  Jan. 1, 2007    $   750,000    $      (11,546)
----------------------------------------------------------------------------------------------------------------------

RiverSource VP - Diversified Bond Fund

                                                                                                         UNREALIZED
                                                                        TERMINATION       NOTIONAL      APPRECIATION
                                                                            DATE           AMOUNT      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.40%.
Counterparty: Wachovia                                                  Jan. 1, 2007    $30,390,000    $     (467,838)
----------------------------------------------------------------------------------------------------------------------

RiverSource VP - Global Bond Fund

                                                                                                         UNREALIZED
                                                                        TERMINATION       NOTIONAL      APPRECIATION
                                                                            DATE           AMOUNT      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.40%.
Counterparty: Wachovia                                                  Jan. 1, 2007    $ 8,785,000    $     (135,240)
----------------------------------------------------------------------------------------------------------------------

At Dec. 31, 2006, the following Fund had open total return equity swap contracts:

RiverSource VP - Large Cap Equity Fund

                                                                                                         UNREALIZED
                                                                        TERMINATION       NOTIONAL      APPRECIATION
                                                                            DATE           AMOUNT      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Receive total return on a basket of large cap industrial securities and pay a floating rate based on 1-month
LIBOR plus 0.20%.
Counterparty: Citigroup                                                 May 7, 2007     $ 6,100,000    $     (122,914)

Receive total return on a basket of large cap health care securities and pay a floating rate based on 1-month
LIBOR plus 0.20%.
Counterparty: Merrill Lynch                                           Oct. 17, 2007       7,023,600           113,612
----------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $       (9,302)
----------------------------------------------------------------------------------------------------------------------

10. AFFILIATED MONEY MARKET FUND

Each Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 133

11. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, each Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. None of the Funds had borrowings under the facility outstanding during the period ended Dec. 31, 2006 or during the year ended Aug. 31, 2006.

12. FUND MERGERS

RiverSource VP - Large Cap Equity Fund

At the close of business on March 17, 2006, RiverSource VP - Large Cap Equity Fund acquired the assets and assumed the identified liabilities of RiverSource VP - New Dimensions Fund. This reorganization was completed after shareholders approved the plan on Feb. 15, 2006.

The aggregate net assets of RiverSource VP - Large Cap Equity Fund immediately before the acquisition were $2,554,119,500 and the combined net assets immediately after the acquisition were $4,350,292,892.

The merger was accomplished by a tax-free exchange of 108,210,452 shares of RiverSource VP - New Dimensions Fund valued at $1,796,173,392.

In exchange for the RiverSource VP - New Dimensions Fund shares and net assets, RiverSource VP - Large Cap Equity Fund issued 77,634,189 shares.

RiverSource VP - New Dimensions Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were $1,796,173,392, which includes $1,758,785,888 of capital stock, $135,799,449 of unrealized appreciation, ($98,521,967) of accumulated net realized loss and $110,022 of undistributed net investment income.

RiverSource VP - Mid Cap Growth Fund

At the close of business on March 17, 2006, RiverSource VP - Mid Cap Growth Fund acquired the assets and assumed the identified liabilities of RiverSource VP - Strategy Aggressive Fund. This reorganization was completed after shareholders approved the plan on Feb. 15, 2006.

The aggregate net assets of RiverSource VP - Mid Cap Growth Fund immediately before the acquisition were $263,887,643 and the combined net assets immediately after the acquisition were $900,721,592.

The merger was accomplished by a tax-free exchange of 70,072,924 shares of RiverSource VP - Strategy Aggressive Fund valued at $636,833,949.

In exchange for the RiverSource VP - Strategy Aggressive Fund shares and net assets, RiverSource VP - Mid Cap Growth Fund issued 51,642,855 shares.

RiverSource VP - Strategy Aggressive Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were $636,833,949, which includes $1,733,718,560 of capital stock, $59,822,571 of unrealized appreciation, ($1,156,578,196) of accumulated net realized loss and ($128,986) of temporary book-to-tax differences.

13. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs at Dec. 31, 2006 are as follows:

FUND                                                                      CARRY-OVER
--------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                         $    35,624,602
RiverSource VP - Cash Management Fund                                              968
RiverSource VP - Core Bond Fund                                                636,372
RiverSource VP - Diversified Bond Fund(a)                                  140,432,283
RiverSource VP - Global Bond Fund                                              527,778
RiverSource VP - Global Inflation Protected Securities Fund                  1,165,851
RiverSource VP - Growth Fund                                                80,007,343
RiverSource VP - High Yield Bond Fund                                      217,387,619
RiverSource VP - International Opportunity Fund(a)                         434,867,848
RiverSource VP - Large Cap Equity Fund(a)                                  145,318,120
RiverSource VP - Mid Cap Growth Fund                                     1,117,336,399
RiverSource VP - Short Duration U.S. Government Fund(a)                     11,387,600
--------------------------------------------------------------------------------------

(a) As a result of a merger on July 9, 2004, the Fund acquired capital loss carry-overs, which are limited by the Internal Revenue Code Section 382, and unrealized capital gains.


------------------------------------------------------------------------------

134 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

At the end of the most recent fiscal year, if the capital loss carry-overs are not offset by subsequent capital gains, they will expire as follows:

FUND                                                                     2007         2008            2009            2010
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                       $        --   $ 35,624,602   $          --   $          --
RiverSource VP - Cash Management Fund                                         818            --              --              --
RiverSource VP - Core Bond Fund                                                --            --              --              --
RiverSource VP - Diversified Bond Fund                                 53,324,465    47,894,894       9,863,475      15,651,826
RiverSource VP - Global Bond Fund                                              --            --              --              --
RiverSource VP - Global Inflation Protected Securities Fund                    --            --              --              --
RiverSource VP - Growth Fund                                                   --            --              --      75,486,831
RiverSource VP - High Yield Bond Fund                                          --     9,616,792     100,694,093     106,316,241
RiverSource VP - International Opportunity Fund                                --    17,527,276     304,876,014      90,583,080
RiverSource VP - Large Cap Equity Fund                                 27,959,838    34,622,634       7,516,387      75,219,261
RiverSource VP - Mid Cap Growth Fund                                           --   767,257,789     310,534,170      39,544,440
RiverSource VP - Short Duration U.S. Government Fund                           --            --              --          68,450
------------------------------------------------------------------------------------------------------------------------------------

FUND                                                      2011           2012          2013           2014            2015
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                         $       --    $         --  $         --   $          --   $          --
RiverSource VP - Cash Management Fund                          --              --           150              --              --
RiverSource VP - Core Bond Fund                                --              --       171,449         394,277          70,646
RiverSource VP - Diversified Bond Fund                  4,231,263              --     7,546,166              --       1,920,194
RiverSource VP - Global Bond Fund                              --              --       122,441         185,503         219,834
RiverSource VP - Global Inflation Protected
                   Securities Fund                             --              --            --       1,165,851              --
RiverSource VP - Growth Fund                                   --              --            --       3,482,953       1,037,559
RiverSource VP - High Yield Bond Fund                          --              --       760,493              --              --
RiverSource VP - International Opportunity Fund        21,881,478              --            --              --              --
RiverSource VP - Large Cap Equity Fund                         --              --            --              --              --
RiverSource VP - Mid Cap Growth Fund                           --              --            --              --              --
RiverSource VP - Short Duration U.S. Government Fund           --      4,186, 493     3,894,750       3,130,115         107,792
------------------------------------------------------------------------------------------------------------------------------------

The Funds, in connection with the mergers as described in Note 12, acquired the following capital loss carry-overs, which are limited by the Internal Revenue Code Section 382, and unrealized capital gains:

FUND                                                                                                              CARRY-OVER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Large Cap Equity Fund                                                                          $   252,134,353
RiverSource VP - Mid Cap Growth Fund                                                                              1,130,500,468
------------------------------------------------------------------------------------------------------------------------------------

In addition to the acquired capital loss carry-overs, the Funds also acquired unrealized capital gains as a result of the mergers.

The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire.

14. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 135

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

15. CHANGE OF FUND'S FISCAL YEAR

The By-Laws of RiverSource Variable Portfolio - Income Series, Inc., RiverSource Variable Portfolio - Investment Series, Inc., RiverSource Variable Portfolio - Managed Series, Inc., RiverSource Variable Portfolio - Managers Series, Inc., and RiverSource Variable Portfolio - Money Market Series, Inc. were amended on April 13, 2006, changing their fiscal year end from Aug. 31 to Dec. 31, effective Dec. 31, 2006.


------------------------------------------------------------------------------

136 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

16. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource VP - Balanced Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                    PERIOD ENDED DEC.31,                      YEAR ENDED AUG. 31,
                                                          2006(b)            2006           2005           2004      2003     2002
Net asset value, beginning of period                   $ 15.44            $ 15.18        $ 14.17        $ 13.00   $ 12.32   $15.30
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .13                .41            .35            .31       .31      .33
Net gains (losses) (both realized and unrealized)         1.04                .72           1.02           1.17       .82    (1.88)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.17               1.13           1.37           1.48      1.13    (1.55)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.10)              (.41)          (.36)          (.31)     (.31)    (.34)
Distributions from realized gains                         (.90)              (.46)            --             --      (.14)   (1.09)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (1.00)              (.87)          (.36)          (.31)     (.45)   (1.43)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 15.61            $ 15.44        $ 15.18        $ 14.17   $ 13.00   $12.32
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $ 2,071            $ 2,046        $ 2,437        $ 2,664   $ 2,416   $2,709
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
   assets(c),(d)                                           .84%(e)            .77%           .82%           .78%      .80%     .77%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                       2.43%(e)           2.63%          2.34%          2.16%     2.48%    2.31%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                              38%               130%           131%           133%      119%     103%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                           7.73%(g)           7.76%          9.68%         11.39%     9.40%  (10.91%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.

RiverSource VP - Cash Management Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                    PERIOD ENDED DEC.31,                      YEAR ENDED AUG. 31,
                                                          2006(b)            2006           2005           2004      2003      2002
Net asset value, beginning of period                   $  1.00            $  1.00         $ 1.00        $  1.00   $  1.00   $  1.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02                .04            .02             --       .01       .02
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)              (.04)          (.02)            --      (.01)     (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  1.00            $  1.00         $ 1.00        $  1.00   $  1.00   $  1.00
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $ 1,055            $   999         $  688        $   773   $   868   $ 1,123
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)           .60%(d)           .67%            .70%           .69%      .70%      .69%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                       4.66%(d)          4.01%           1.88%           .47%      .72%     1.61%
------------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                           1.54%(f)          4.01%           1.92%           .48%      .72%     1.59%
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)   Adjusted to an annual basis.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(f)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 137

RiverSource VP - Core Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                            PERIOD ENDED DEC.31,         YEAR ENDED AUG.31,
                                                                  2006(b)             2006        2005        2004(c)
Net asset value, beginning of period                              $  9.77          $ 10.05     $ 10.01     $  9.98
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .14              .39         .31         .14
Net gains (losses) (both realized and unrealized)                     .04             (.26)        .04         .03
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      .18              .13         .35         .17
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.14)            (.39)       (.31)       (.14)
Distributions from realized gains                                      --             (.02)         --          --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (.14)            (.41)       (.31)       (.14)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  9.81          $  9.77     $ 10.05     $ 10.01
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $    66          $    63     $    58     $    36
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e),(f)              .83%(g)          .86%        .95%        .95%(g)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
  daily net assets                                                   4.28%(g)         3.97%       3.10%       2.33%(g)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             106%             319%        339%        221%
----------------------------------------------------------------------------------------------------------------------
Total return(h)                                                      1.85%(i)         1.38%       3.64%       1.67%(i)
----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.93% for the period ended Dec. 31, 2006 and 0.96%, 1.01% and 1.13% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.

(g)   Adjusted to an annual basis.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)   Not annualized.

RiverSource VP - Diversified Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                      PERIOD ENDED DEC.  31,                  YEAR ENDED AUG.31,
                                                            2006(b)              2006      2005      2004      2003      2002
Net asset value, beginning of period                     $   10.39            $ 10.66   $ 10.62   $ 10.40   $ 10.38   $ 10.61
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .16                .43       .39       .38       .44       .56
Net gains (losses) (both realized and unrealized)              .08               (.27)      .06       .22       .02      (.23)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               .24                .16       .45       .60       .46       .33
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.16)              (.43)     (.41)     (.38)     (.44)     (.56)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   10.47            $ 10.39   $ 10.66   $ 10.62   $ 10.40   $ 10.38
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $   2,745            $ 2,325   $ 1,824   $ 1,696   $ 1,765   $ 1,814
------------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c),(d)           .74%(e)            .80%      .82%      .81%      .81%      .80%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                            4.57%(e)           4.15%     3.65%     3.60%     4.23%     5.41%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                                  109%               292%      293%      295%      251%      167%
------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                               2.32%(g)           1.58%     4.27%     5.84%     4.50%     3.20%
------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.


------------------------------------------------------------------------------

138 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Diversified Equity Income Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                     PERIOD ENDED DEC.31,                        YEAR ENDED AUG. 31,
                                                            2006(b)               2006       2005       2004      2003       2002
Net asset value, beginning of period                     $   15.09           $   13.83    $ 11.17    $  9.65   $  8.41   $  10.20
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .07                 .23        .20        .17       .17        .13
Net gains (losses) (both realized and unrealized)             1.33                1.80       2.65       1.51      1.24      (1.75)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              1.40                2.03       2.85       1.68      1.41      (1.62)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.05)               (.22)      (.19)      (.16)     (.17)      (.13)
Distributions from realized gains                             (.96)               (.55)        --         --        --       (.04)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          (1.01)               (.77)      (.19)      (.16)     (.17)      (.17)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   15.48           $   15.09    $ 13.83    $ 11.17   $  9.65   $   8.41
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $   3,446           $   2,877    $ 1,679    $   843   $   370   $    267
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
  assets(c),(d)                                                .91%(e)             .91%       .84%       .86%      .76%       .87%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                            1.39%(e)            1.61%      1.66%      1.77%     2.13%      1.59%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding   short-term
   securities)                                                   5%                 27%        25%        19%       39%        35%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                               9.37%(g)           15.19%     25.59%     17.53%    17.00%    (16.16%)
-----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.

RiverSource VP - Emerging Markets Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                     PERIOD ENDED DEC. 31,                  YEAR ENDED AUG. 31,
                                                            2006(b)            2006      2005     2004         2003         2002
Net asset value, beginning of period                       $ 16.32          $ 13.14   $  9.80   $ 8.44      $  7.04      $  6.68
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  (.02)             .09       .06      .09          .04          .02
Net gains (losses) (both realized and unrealized)             3.21             3.85      3.72     1.39         1.38          .34
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              3.19             3.94      3.78     1.48         1.42          .36
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                            --             (.06)     (.06)    (.12)        (.02)          --
Distributions from realized gains                            (2.16)            (.70)     (.38)      --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          (2.16)            (.76)     (.44)    (.12)        (.02)          --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 17.35          $ 16.32   $ 13.14   $ 9.80      $  8.44      $  7.04
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $   548          $   427   $   192   $   46      $    16      $    10
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
  assets(c),(d)                                               1.51%(e)         1.54%     1.55%    1.61%(f)     1.75%(f)     1.68%(f)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                            (.36%)(e)         .68%      .58%     .65%         .67%         .31%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate   (excluding short-term
  securities)                                                   46%             146%      120%     117%         191%         215%
------------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                              20.17%(h)        30.97%    39.60%   17.63%       20.25%        5.45%
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.67%, 2.04% and 2.36% for the years ended Aug. 31, 2004, 2003 and 2002, respectively.

(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(h)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 139

RiverSource VP - Fundamental Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                               PERIOD ENDED DEC. 31, 2006(b)    PERIOD ENDED AUG. 31, 2006(c)
Net asset value, beginning of period                                      $ 10.03                          $ 10.06
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                  .03                              .02
Net gains (losses) (both realized and unrealized)                             .91                             (.03)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              .94                             (.01)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (.02)                            (.02)
Distributions from realized gains                                            (.02)                              --
Tax return of capital                                                        (.01)                              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.05)                            (.02)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 10.92                          $ 10.03
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                   $   397                          $   232
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e)                         1.02%(f)                         1.07%(f),( g)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets             .83%(f)                         1.27%(f)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                       3%                               3%
-----------------------------------------------------------------------------------------------------------------------------
Total return(h)                                                              9.30%(i)                         (.05%)(i)
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c)   For the period from May 1, 2006 (date the Fund became available) to Aug.
      31, 2006.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.15% for the period ended Aug. 31, 2006.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)   Not annualized.

RiverSource VP - Global Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                       PERIOD ENDED DEC.31,                   YEAR ENDED AUG.31,
                                                              2006(b)          2006       2005       2004       2003       2002
Net asset value, beginning of period                          $ 10.79       $ 11.02    $ 10.82    $ 10.40    $ 10.02    $  9.76
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .12           .30        .34        .35        .34        .38
Net gains (losses) (both realized and unrealized)                 .11          (.17)       .39        .73        .61        .36
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  .23           .13        .73       1.08        .95        .74
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.12)         (.31)      (.53)      (.66)      (.57)      (.48)
Distributions from realized gains                                  --          (.05)        --         --         --         --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.12)         (.36)      (.53)      (.66)      (.57)      (.48)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 10.90       $ 10.79    $ 11.02    $ 10.82    $ 10.40    $ 10.02
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $   782       $   692    $   575    $   409    $   312    $   233
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)             1.00%(e)      1.06%      1.08%      1.08%      1.09%      1.08%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                               3.22%(e)      2.85%      2.63%      2.76%      3.08%      3.92%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)          20%           65%        79%       105%       102%        46%
--------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                  2.15%(g)      1.27%      6.75%     10.57%      9.56%      7.83%
--------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.


------------------------------------------------------------------------------

140 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Global Inflation Protected Securities Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                                    PERIOD ENDED DEC. 31,  YEAR ENDED AUG. 31,
                                                                           2006(b)          2006       2005(c)
Net asset value, beginning of period                                      $10.04           $10.19     $10.00
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                 .06              .47        .32
Net gains (losses) (both realized and unrealized)                           (.10)            (.26)       .19
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            (.04)             .21        .51
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                        (.24)            (.34)      (.32)
Distributions from realized gains                                             --             (.02)        --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                                         (.24)            (.36)      (.32)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 9.76           $10.04     $10.19
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                   $  582           $  403     $  116
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e)                         .72%(f)          .72%(g)    .75%(f),(g)
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                                         1.09%(f)         4.23%      3.42%(f)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                                                --%              75%        29%
--------------------------------------------------------------------------------------------------------------------
Total return(h)                                                             (.49%)(i)        2.18%      5.22%(i)
--------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.77% and 0.87% for the periods ended Aug. 31, 2006 and 2005, respectively.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)   Not annualized.

RiverSource VP - Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                        PERIOD ENDED DEC. 31,                    YEAR ENDED AUG. 31,
                                                               2006(b)         2006      2005          2004          2003    2002
Net asset value, beginning of period                          $  6.93        $  6.61   $  5.69       $  5.45        $5.00  $  6.48
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .01            .06       .03           .02          .01       --
Net gains (losses)
   (both realized and unrealized)                                 .57            .33       .91           .24          .45    (1.48)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  .58            .39       .94           .26          .46    (1.48)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.01)          (.07)     (.02)         (.02)        (.01)      --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  7.50        $  6.93   $  6.61       $  5.69        $5.45  $  5.00
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $   640        $   612   $   392       $   261        $ 223  $   144
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
   net assets (c),(d)                                            1.01%(e)        .91%      .92%          .85%         .99%     .81%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                               .59%(e)       1.04%      .42%          .27%         .20%      --%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                                     30%           156%      154%          192%         199%     272%
------------------------------------------------------------------------------------------------------------------------------------
Total return (f)                                                 8.27%(g)       5.79%    16.74%         4.64%        9.29%  (22.80%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 141

RiverSource VP - High Yield Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                        PERIOD ENDED DEC. 31,                    YEAR ENDED AUG. 31,
                                                              2006(b)          2006      2005          2004          2003    2002
Net asset value, beginning of period                        $  6.68          $  6.76   $  6.60       $  6.22        $5.66  $  6.83
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .16              .47       .44           .47          .48      .56
Net gains (losses) (both realized and unrealized)               .19             (.09)      .16           .38          .54    (1.17)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                .35              .38       .60           .85         1.02     (.61)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.18)            (.46)     (.44)         (.47)        (.46)    (.56)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  6.85          $  6.68   $  6.76       $  6.60        $6.22  $  5.66
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $ 1,216          $ 1,192   $ 1,246       $ 1,130        $ 843  $   577
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)            .88%(e)          .87%      .83%          .82%         .83%     .83%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                            7.35%(e)         7.02%     6.58%         7.30%        8.31%    8.91%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                                   29%             106%      106%          139%         141%     135%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                5.43%(g)         5.76%     9.31%        14.03%       18.81%   (9.33%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.

RiverSource VP - Income Opportunities Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                        PERIOD ENDED DEC.31,           YEAR ENDED AUG. 31,
                                                              2006(b)         2006            2005        2004(c)
Net asset value, beginning of period                         $10.08         $ 10.39         $ 10.29       $  9.93
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .22             .64             .59           .15
Net gains (losses) (both realized and unrealized)               .24            (.26)            .18           .36
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                .46             .38             .77           .51
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.22)           (.64)           (.59)         (.15)
Distributions from realized gains                                --            (.05)           (.08)           --
------------------------------------------------------------------------------------------------------------------------
Total distributions                                            (.22)           (.69)           (.67)         (.15)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $10.32         $ 10.08         $ 10.39       $ 10.29
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $  409         $   259         $    45       $    16
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e)            .90%(f)         .96%            .99%(g)      .99%(f),(g)
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                            6.72%(f)        6.39%           5.69%         6.03%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                                   29%             87%             93%           36%
------------------------------------------------------------------------------------------------------------------------
Total return(h)                                                4.66%(i)        3.76%           7.73%         5.17%(i)
------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.03% and 1.55% for the periods ended Aug. 31, 2005 and 2004, respectively.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)   Not annualized.


------------------------------------------------------------------------------

142 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - International Opportunity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                        PERIOD ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                               2006(b)         2006      2005             2004        2003   2002
Net asset value, beginning of period                        $   12.24        $ 10.02    $  8.23         $  7.19      $7.00  $ 8.39
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .02            .12        .11             .08        .08     .07
Net gains (losses) (both realized and unrealized)                1.04           2.27       1.80            1.05        .16   (1.35)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.06           2.39       1.91            1.13        .24   (1.28)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.10)          (.17)      (.12)           (.09)      (.05)   (.07)
Distributions from realized gains                                  --             --         --              --         --    (.01)
Excess distributions from net investment income                    --             --         --              --         --    (.03)
Tax return of capital                                            (.01)            --         --              --         --      --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.11)          (.17)      (.12)           (.09)      (.05)   (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $   13.19        $ 12.24    $ 10.02         $  8.23      $7.19  $ 7.00
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $   1,311        $ 1,266    $ 1,184         $   974      $ 738  $  873
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
   net assets(c),(d)                                             1.08%(e)       1.12%      1.04%            .98%      1.06%   1.07%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                               .55%(e)       1.04%      1.19%            .99%      1.19%    .83%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                                     20%            74%        90%            142%       102%    140%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                  8.72%(g)      23.82%     23.29%          15.77%      3.48% (15.38%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.

RiverSource VP - Large Cap Equity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                       PERIOD ENDED DEC. 31,                     YEAR ENDED AUG. 31,
                                                              2006(b)         2006       2005           2004         2003     2002
Net asset value, beginning of period                        $   22.91       $ 21.48    $ 19.32        $ 18.04       $16.48  $20.87
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                      .09           .29        .24            .14          .10     .10
Net gains (losses) (both realized and unrealized)                2.10          1.43       2.15           1.28         1.56   (2.83)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.19          1.72       2.39           1.42         1.66   (2.73)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (.06)         (.29)      (.23)          (.14)        (.10)   (.09)
Distributions from realized gains                                  --            --         --             --           --   (1.57)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.06)         (.29)      (.23)          (.14)        (.10)  (1.66)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $   25.04       $ 22.91    $ 21.48        $ 19.32       $18.04  $16.48
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $   3,737       $ 3,733    $ 2,510        $ 2,535       $1,982  $2,227
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
net assets(c),(d)                                                 .83%(e)       .82%       .80%           .85%         .85%    .80%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                              1.16%(e)      1.30%      1.13%           .72%         .62%    .52%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                                     21%           85%       132%           114%         115%    146%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                  9.59%(g)      8.02%     12.42%          7.87%       10.16% (14.08%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the acquired funds which it fees and expenses of the invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 143

RiverSource VP - Large Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                    PERIOD ENDED DEC. 31,        YEAR ENDED AUG. 31,
                                                         2006(b)              2006       2005      2004(c)
Net asset value, beginning of period                $   11.71               $10.99    $ 10.00    $ 9.99
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .05                  .17        .14       .05
Net gains (losses) (both realized and unrealized)        1.13                  .98       1.06       .02
---------------------------------------------------------------------------------------------------------------
Total from investment operations                         1.18                 1.15       1.20       .07
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.05)                (.17)      (.14)     (.06)
Distributions from realized gains                        (.61)                (.26)      (.07)       --
---------------------------------------------------------------------------------------------------------------
Total distributions                                      (.66)                (.43)      (.21)     (.06)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   12.23               $11.71    $ 10.99    $10.00
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $      25               $   21    $    15    $    7
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
   assets(d),(e),(f)                                     1.05%(g)             1.02%      1.05%     1.05%(g)
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                      1.33%(g)             1.55%      1.37%     1.03%(g)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                             13%                  49%        52%       24%
---------------------------------------------------------------------------------------------------------------
Total return(h)                                         10.15%(i)            10.75%     12.04%      .69%(i)
---------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.23% for the period ended Dec. 31, 2006 and 1.20%, 2.55% and 2.85% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.

(g)   Adjusted to an annual basis.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)   Not annualized.

RiverSource VP - Mid Cap Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                      PERIOD ENDED DEC. 31,                  YEAR ENDED AUG. 31,
                                                               2006(b)         2006        2005        2004       2003      2002
Net asset value, beginning of period                      $   10.96         $ 12.43    $  10.11    $  10.09    $  8.54    $ 9.57
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .03            (.01)       (.04)       (.05)      (.05)     (.04)
Net gains (losses) (both realized and unrealized)               .91            (.44)       2.36         .07       1.60      (.99)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                .94            (.45)       2.32         .02       1.55     (1.03)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.03)             --          --          --         --        --
Distributions from realized gains                              (.45)          (1.02)         --          --         --        --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            (.48)          (1.02)         --          --         --        --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $   11.42         $ 10.96    $  12.43    $  10.11    $ 10.09    $ 8.54
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $     690         $   709    $    255    $    225    $   170    $   72
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)            .88%(e)         .92%        .82%        .85%      1.06%     1.10%(f)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                             .70%(e)        (.14%)      (.32%)      (.49%)     (.71%)    (.76%)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                                   24%             43%         34%         25%        19%       20%
----------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                                8.54%(h)       (4.43%)     23.03%        .13%     18.20%   (10.77%)
----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.39% for the year ended Aug. 31, 2002.

(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(h)   Not annualized.


------------------------------------------------------------------------------

144 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Mid Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                      PERIOD ENDED DEC. 31,     YEAR ENDED AUG. 31,
                                                               2006(b)           2006           2005(c)
Net asset value, beginning of period                      $   12.65           $ 11.42       $  10.15
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .05               .09            .01
Net gains (losses) (both realized and unrealized)               .98              1.27           1.28
------------------------------------------------------------------------------------------------------------
Total from investment operations                               1.03              1.36           1.29
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.05)             (.09)          (.02)
Distributions from realized gain                               (.14)             (.04)            --
------------------------------------------------------------------------------------------------------------
Total distributions                                            (.19)             (.13)          (.02)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $   13.49           $ 12.65       $  11.42
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $     370           $   228       $      7
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e)           1.07%(f)          1.11%(g)       1.08%(f),(g)
------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                            1.23%(f)          1.02%           .62%(f)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                                    4%               60%             7%
------------------------------------------------------------------------------------------------------------
Total return(h)                                                8.07%(i)         11.93%         12.70%(i)
------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c)   For the period from May 2, 2005 (date the Fund became available) to Aug.
      31, 2005.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(f)   Adjusted to an annual basis.

(g) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.44% and 2.97% for the periods ended Aug. 31, 2006 and 2005, respectively.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)   Not annualized.

RiverSource VP - S&P 500 Index Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                    PERIOD ENDED DEC.31,                     YEAR ENDED AUG.31,
                                                            2006(b)           2006          2005       2004       2003       2002
Net asset value, beginning of period                   $    8.85           $  8.30      $   7.54   $   6.88   $   6.24   $   7.71
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .04               .13           .13        .09        .08        .07
Net gains (losses) (both realized and unrealized)            .77               .57           .76        .66        .64      (1.47)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             .81               .70           .89        .75        .72      (1.40)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.03)             (.13)         (.13)      (.09)      (.08)      (.07)
Distributions from realized gains                           (.04)             (.02)           --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (.07)             (.15)         (.13)      (.09)      (.08)      (.07)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    9.59           $  8.85      $   8.30   $   7.54   $   6.88   $   6.24
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $     392           $   367      $    367   $    283   $    171   $     99
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
   assets(c),(d),(e)                                         .50%(f)           .50%          .50%       .49%       .50%       .50%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
   daily net assets                                         1.44%(f)          1.46%         1.65%      1.21%      1.31%      1.01%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                                 2%                6%            5%        --%         5%        72%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                             9.27%(h)          8.38%(i)     11.98%     10.84%     11.51%    (18.29%)
-----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.51% for the period ended Dec. 31, 2006 and 0.53%, 0.56%, 0.57%, 0.64% and 0.82% for the years ended Aug. 31, 2006, 2005,
      2004, 2003 and 2002, respectively.

(f)   Adjusted to an annual basis.

(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(h)   Not annualized.

(i)   The Fund received a one time transaction fee reimbursement by Ameriprise
      Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 145

RiverSource VP - Select Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                           PERIOD ENDED DEC. 31,         YEAR ENDED AUG. 31,
                                                                   2006(b)          2006         2005           2004(c)
Net asset value, beginning of period                            $ 11.72          $ 11.45      $  9.95         $ 9.98
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                        .04              .25          .05            .02
Net gains (losses) (both realized and unrealized)                   .79              .44         1.55           (.03)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    .83              .69         1.60           (.01)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                               (.03)            (.25)        (.05)          (.02)
Distributions from realized gains                                 (1.15)            (.17)        (.05)            --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (1.18)            (.42)        (.10)          (.02)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 11.37          $ 11.72      $ 11.45         $ 9.95
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                         $    28          $    27      $    23         $    9
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(d),(e),(f)           1.09%(g)         1.08%        1.15%          1.15%(g)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net
assets                                                              .95%(g)         2.19%         .45%           .50%(g)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)           112%              35%          31%            13%
-------------------------------------------------------------------------------------------------------------------------
Total return(h)                                                    7.13%(i)         6.17%       16.18%          (.11%)(i)
-------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.22% for the period ended Dec. 31, 2006 and 1.19%, 1.17% and 1.97% for the periods ended Aug. 31, 2006, 2005 and 2004, respectively.

(g)   Adjusted to an annual basis.

(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(i)   Not annualized.

RiverSource VP - Short Duration U.S. Government Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                           PERIOD ENDED DEC. 31,               YEAR ENDED AUG. 31,
                                                                  2006(b)           2006     2005      2004      2003     2002
Net asset value, beginning of period                           $ 10.11            $10.21   $10.34   $ 10.46   $ 10.55   $10.34
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                       .13               .36      .27       .25       .27      .34
Net gains (losses) (both realized and unrealized)                  .02              (.10)    (.13)     (.07)     (.05)     .23
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   .15               .26      .14       .18       .22      .57
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.13)             (.36)    (.27)     (.25)     (.27)    (.34)
Distributions from realized gains                                   --                --       --      (.05)     (.04)    (.02)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (.13)             (.36)    (.27)     (.30)     (.31)    (.36)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 10.13            $10.11   $10.21   $ 10.34   $ 10.46   $10.55
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $   457            $  463   $  484   $   506   $   479   $  276
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)               .77%(e)           .82%     .83%      .82%      .82%     .83%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
net assets                                                        3.97%(e)          3.55%    2.67%     2.36%     2.47%    3.24%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)           58%              236%     171%      135%      179%     292%
-------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                   1.55%(g)          2.61%    1.43%     1.70%     2.06%    5.42%
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.


------------------------------------------------------------------------------

146 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Small Cap Advantage Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                           PERIOD ENDED DEC. 31,               YEAR ENDED AUG. 31,
                                                                  2006(b)           2006     2005      2004     2003       2002
Net asset value, beginning of period                           $ 13.80            $15.11   $12.64   $ 11.25   $ 8.79    $ 10.13
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                       .01                --     (.04)     (.05)    (.02)      (.02)
Net gains (losses) (both realized and unrealized)                 1.11               .61     3.14      1.44     2.48      (1.32)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  1.12               .61     3.10      1.39     2.46      (1.34)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.01)               --       --        --       --         --
Distributions from realized gains                                (1.88)            (1.92)    (.63)       --       --         --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (1.89)            (1.92)    (.63)       --       --         --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 13.03            $13.80   $15.11   $ 12.64   $11.25    $  8.79
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $   220            $  218   $  235   $   184   $  102    $    59
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)              1.08%(e)          1.06%    1.07%     1.10%    1.19%      1.11%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
   net assets                                                      .22%(e)          (.02%)   (.28%)    (.42%)   (.20%)     (.21%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)           74%              132%     112%      104%     124%       156%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                   8.14%(g)          4.40%   24.88%    12.40%   27.96%    (13.28%)
---------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(g)   Not annualized.

RiverSource VP - Small Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                           PERIOD ENDED DEC. 31,                  YEAR ENDED AUG. 31,
                                                                  2006(b)           2006       2005    2004    2003     2002
Net asset value, beginning of period                           $ 15.06            $14.46     $13.10  $11.39  $ 9.52   $ 9.84
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                       .02               .06        .02    (.02)   (.03)    (.03)
Net gains (losses) (both realized and unrealized)                 1.46              1.61       2.53    1.92    1.95     (.29)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  1.48              1.67       2.55    1.90    1.92     (.32)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.02)             (.06)      (.01)     --    (.01)      --
Distributions from realized gains                                (1.63)            (1.01)     (1.18)   (.19)   (.04)      --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (1.65)            (1.07)     (1.19)   (.19)   (.05)      --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 14.89            $15.06     $14.46  $13.10  $11.39   $ 9.52
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $   619            $  549     $  412  $  229  $  134   $   63
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)              1.26%(e),(f)      1.24%(f)   1.28%   1.27%   1.55%    1.48%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
   net assets                                                      .48%(e)           .41%       .12%   (.20%)  (.43%)   (.67%)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
   securities)                                                      23%              102%        65%     84%     87%      12%
------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                                   9.99%(h)         12.28%     20.02%  16.78%  20.24%   (3.19%)
------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invest. Such indirect expenses are not included in the above reported expense ratios.

(e)   Adjusted to an annual basis.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.32% for the period ended Dec. 31, 2006 and 1.28% for the year ended Aug. 31, 2006.

(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.

(h)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 147

INVESTMENTS IN SECURITIES

RiverSource VP - Balanced Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (63.2%)

ISSUER                                                             SHARES             VALUE(a)
AEROSPACE & DEFENSE (2.6%)
Boeing                                                              77,470        $     6,882,435
DRS Technologies                                                    30,472              1,605,265
General Dynamics                                                    55,376              4,117,206
Goodrich                                                           124,372              5,665,145
Honeywell Intl                                                     295,230             13,356,205
L-3 Communications
   Holdings                                                         24,609              2,012,524
Lockheed Martin                                                     77,307              7,117,655
Northrop Grumman                                                   139,965              9,475,631
United Technologies                                                 72,224              4,515,444
                                                                                  ---------------
Total                                                                                  54,747,510
-------------------------------------------------------------------------------------------------

BEVERAGES (0.6%)
Coca-Cola                                                           85,901              4,144,723
PepsiCo                                                            123,292              7,711,915
                                                                                  ---------------
Total                                                                                  11,856,638
-------------------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.1%)
Amgen                                                               18,772(b)           1,282,315
Biogen Idec                                                         26,372(b)           1,297,239
                                                                                  ---------------
Total                                                                                   2,579,554
-------------------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
American Standard
   Companies                                                        33,126              1,518,827
Masco                                                              131,049              3,914,434
                                                                                  ---------------
Total                                                                                   5,433,261
-------------------------------------------------------------------------------------------------

CAPITAL MARKETS (2.9%)
Bank of New York                                                   157,503              6,200,893
Franklin Resources                                                  30,379              3,346,854
KKR Private Equity
   Investors LP Unit                                                86,648(o)           1,979,907
Legg Mason                                                          13,615              1,294,106
Lehman Brothers Holdings                                           198,862             15,535,100
Merrill Lynch & Co                                                 156,440             14,564,564
Morgan Stanley                                                     184,469             15,021,311
State Street                                                        46,603              3,142,906
                                                                                  ---------------
Total                                                                                  61,085,641
-------------------------------------------------------------------------------------------------

CHEMICALS (0.9%)
Ashland                                                             32,067              2,218,395
Dow Chemical                                                       214,199              8,555,108
Eastman Chemical                                                    53,785              3,189,988
EI du Pont de Nemours & Co                                          66,581              3,243,161
RPM Intl                                                            79,869              1,668,463
                                                                                  ---------------
Total                                                                                  18,875,115
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
COMMERCIAL BANKS (2.4%)
Commerce Bancorp                                                    40,145(g)     $     1,415,914
Industrial & Commercial
   Bank of China Series H                                          763,000(b,c)           473,822
PNC Financial
   Services Group                                                   86,930              6,436,297
US Bancorp                                                         298,468             10,801,557
Wachovia                                                           216,198             12,312,476
Wells Fargo & Co                                                   515,624             18,335,589
                                                                                  ---------------
Total                                                                                  49,775,655
-------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                                                      36,329              2,467,829
-------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.7%)
Alcatel-Lucent                                                      24,906(c)             358,347
Alcatel-Lucent ADR                                                 216,339(c)           3,076,341
Cisco Systems                                                      277,679(b)           7,588,967
Corning                                                             30,753(b)             575,389
Motorola                                                           159,411              3,277,490
                                                                                  ---------------
Total                                                                                  14,876,534
-------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.4%)
Hewlett-Packard                                                    345,198             14,218,706
Intl Business Machines                                             155,024             15,060,581
                                                                                  ---------------
Total                                                                                  29,279,287
-------------------------------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express                                                    95,017              5,764,681
Capital One Financial                                              170,314             13,083,522
                                                                                  ---------------
Total                                                                                  18,848,203
-------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Temple-Inland                                                       62,703              2,886,219
-------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.2%)
Bank of America                                                    954,170             50,943,136
Citigroup                                                          898,183             50,028,793
JPMorgan Chase & Co                                                512,555             24,756,407
                                                                                  ---------------
Total                                                                                 125,728,336
-------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
AT&T                                                               249,137              8,906,648
BellSouth                                                          481,328             22,675,362
Chunghwa Telecom ADR                                               159,711(c)           3,151,098
Citizens Communications                                            114,408              1,644,043
Embarq                                                              56,156              2,951,559
Verizon Communications                                             708,268             26,375,900
Windstream                                                         216,645              3,080,692
                                                                                  ---------------
Total                                                                                  68,785,302
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
ELECTRIC UTILITIES (1.8%)
Entergy                                                            104,845        $     9,679,290
Exelon                                                             196,006             12,130,812
FPL Group                                                           41,478              2,257,233
PPL                                                                 98,010              3,512,678
Southern                                                           247,697              9,130,111
                                                                                  ---------------
Total                                                                                  36,710,124
-------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Flextronics Intl                                                   127,814(b,c)         1,467,305
-------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.7%)
Baker Hughes                                                        19,394              1,447,956
BJ Services                                                         63,317              1,856,454
Cameron Intl                                                        53,352(b)           2,830,324
Halliburton                                                         85,345              2,649,962
Natl Oilwell Varco                                                  21,054(b)           1,288,084
Transocean                                                          18,658(b)           1,509,246
Weatherford Intl                                                    89,921(b)           3,757,798
                                                                                  ---------------
Total                                                                                  15,339,824
-------------------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
CVS                                                                137,955              4,264,189
Safeway                                                             62,939              2,175,172
Wal-Mart Stores                                                    180,088              8,316,464
                                                                                  ---------------
Total                                                                                  14,755,825
-------------------------------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
Cadbury Schweppes                                                  145,565(c)           1,557,694
Campbell Soup                                                       70,852              2,755,434
General Mills                                                       48,495              2,793,312
Hershey                                                             26,856              1,337,429
Kellogg                                                            108,934              5,453,236
Kraft Foods Cl A                                                    44,231(g)           1,579,047
                                                                                  ---------------
Total                                                                                  15,476,152
-------------------------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
ONEOK                                                               93,081              4,013,653
-------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Bausch & Lomb                                                       28,648              1,491,415
Baxter Intl                                                         44,039              2,042,969
Boston Scientific                                                  334,877(b)           5,753,187
                                                                                  ---------------
Total                                                                                   9,287,571
-------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.9%)
Aetna                                                              131,159              5,663,446
Cardinal Health                                                     95,193              6,133,284
CIGNA                                                               23,075              3,035,978
McKesson                                                            27,634              1,401,044
UnitedHealth Group                                                  46,642              2,506,075
                                                                                  ---------------
Total                                                                                  18,739,827
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

148 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Balanced Fund

ISSUER                                                             SHARES             VALUE(a)
HOTELS, RESTAURANTS & LEISURE (0.6%)
Applebee's Intl                                                    118,287        $     2,918,140
Carnival Unit                                                       16,968                832,280
Chipotle Mexican Grill Cl B                                          5,964(b)             310,128
Marriott Intl Cl A                                                 111,008              5,297,302
McDonald's                                                          89,141              3,951,621
                                                                                  ---------------
Total                                                                                  13,309,471
-------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
DR Horton                                                          129,354              3,426,588
Hovnanian Enterprises Cl A                                          66,593(b)           2,257,503
Standard-Pacific                                                    26,560                711,542
                                                                                  ---------------
Total                                                                                   6,395,633
-------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.8%)
Colgate-Palmolive                                                   82,370              5,373,819
Procter & Gamble                                                    81,815              5,258,250
Spectrum Brands                                                    472,429(b)           5,149,476
                                                                                  ---------------
Total                                                                                  15,781,545
-------------------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (--%)
Dynegy Cl A                                                          7,914(b)              57,297
-------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                                  74,589              5,812,721
General Electric                                                   698,525             25,992,115
Tyco Intl                                                          201,807(c)           6,134,933
                                                                                  ---------------
Total                                                                                  37,939,769
-------------------------------------------------------------------------------------------------

INSURANCE (4.7%)
ACE                                                                202,772(c)          12,281,900
AFLAC                                                              120,183              5,528,418
Allied World Assurance
   Holdings                                                         41,154(c)           1,795,549
American Intl Group                                                501,721             35,953,328
Aon                                                                119,912              4,237,690
Arch Capital Group                                                  23,104(b,c)         1,562,061
Aspen Insurance Holdings                                            88,903(c)           2,343,483
Chubb                                                               75,800              4,010,578
Endurance Specialty Holdings                                        65,511(c)           2,396,392
Hartford Financial
   Services Group                                                  139,067             12,976,343
Max Re Capital                                                      84,059(c)           2,086,344
Prudential Financial                                                81,212              6,972,862
XL Capital Cl A                                                     42,073(c)           3,030,097
                                                                                  ---------------
Total                                                                                  95,175,045
-------------------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Liberty Media -
   Interactive Cl A                                                176,598(b,j)         3,809,219
-------------------------------------------------------------------------------------------------

IT SERVICES (0.9%)
Affiliated Computer
   Services Cl A                                                    88,328(b)           4,313,940
Automatic Data Processing                                          105,311              5,186,567
Electronic Data Systems                                            202,351              5,574,769
First Data                                                         137,578              3,510,991
                                                                                  ---------------
Total                                                                                  18,586,267
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
LEISURE EQUIPMENT & PRODUCTS (0.1%)
Mattel                                                              74,754        $     1,693,926
-------------------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
PerkinElmer                                                         30,731                683,150
-------------------------------------------------------------------------------------------------

MACHINERY (0.9%)
Caterpillar                                                         86,440              5,301,366
Deere & Co                                                          55,335              5,260,698
Flowserve                                                           11,773(b)             594,183
Illinois Tool Works                                                 31,778              1,467,826
Ingersoll-Rand Cl A                                                 36,850(c)           1,441,941
ITT                                                                 38,292              2,175,751
Parker Hannifin                                                     35,515              2,730,393
                                                                                  ---------------
Total                                                                                  18,972,158
-------------------------------------------------------------------------------------------------

MEDIA (4.8%)
Cablevision Systems Cl A                                            26,242(p)             747,372
Clear Channel
   Communications                                                   20,920                743,497
Comcast Cl A                                                       221,364(b)           9,370,338
Comcast Special Cl A                                               322,183(b)          13,493,023
EchoStar Communications
   Cl A                                                             87,390(b)           3,323,442
Idearc                                                              34,665(b)             993,152
Liberty Global Cl A                                                 53,731(b)           1,566,259
Liberty Global Series C                                             45,025(b)           1,260,700
Liberty Media -
   Capital Series A                                                 35,305(b,j)         3,459,184
News Corp Cl A                                                     584,421             12,553,363
NTL                                                                522,687             13,192,620
Time Warner                                                        602,869             13,130,487
Viacom Cl B                                                        258,817(b)          10,619,262
Vivendi                                                            153,835(c)           6,012,670
Walt Disney                                                        202,892              6,953,109
                                                                                  ---------------
Total                                                                                  97,418,478
-------------------------------------------------------------------------------------------------

METALS & MINING (0.2%)
Alcan                                                               22,190(c)           1,081,541
Alcoa                                                              115,669              3,471,226
                                                                                  ---------------
Total                                                                                   4,552,767
-------------------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Federated Department Stores                                         49,551              1,889,380
JC Penney                                                           60,184              4,655,834
Target                                                             185,990             10,610,729
                                                                                  ---------------
Total                                                                                  17,155,943
-------------------------------------------------------------------------------------------------

MULTI-UTILITIES (0.7%)
Dominion Resources                                                 128,048             10,735,544
Xcel Energy                                                        144,683              3,336,390
                                                                                  ---------------
Total                                                                                  14,071,934
-------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.8%)
Anadarko Petroleum                                                  84,317              3,669,476
BP ADR                                                              20,821(c)           1,397,089
Chesapeake Energy                                                   64,858              1,884,125
Chevron                                                            384,804             28,294,638
ConocoPhillips                                                     394,644             28,394,635

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Devon Energy                                                        59,982        $     4,023,593
Exxon Mobil                                                        799,065             61,232,350
Newfield Exploration                                                23,108(b)           1,061,813
Royal Dutch Shell ADR                                               31,435(c)           2,225,284
Total                                                               66,557(c)           4,801,287
XTO Energy                                                          30,490              1,434,555
                                                                                  ---------------
Total                                                                                 138,418,845
-------------------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Bowater                                                            145,543              3,274,718
Intl Paper                                                         130,175              4,438,968
Weyerhaeuser                                                        90,732              6,410,215
                                                                                  ---------------
Total                                                                                  14,123,901
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS (3.0%)
Bristol-Myers Squibb                                               350,583              9,227,345
GlaxoSmithKline ADR                                                 46,268(c)           2,441,100
Merck & Co                                                         272,937             11,900,053
Novartis ADR                                                        56,781(c)           3,261,501
Pfizer                                                           1,013,377             26,246,463
Schering-Plough                                                    226,621              5,357,320
Watson Pharmaceuticals                                              75,359(b)           1,961,595
Wyeth                                                               46,004              2,342,524
                                                                                  ---------------
Total                                                                                  62,737,901
-------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Apartment Investment &
   Management Cl A                                                  48,746              2,730,751
Equity Office Properties Trust                                     130,966              6,308,632
HomeBanc                                                            86,384                365,404
                                                                                  ---------------
Total                                                                                   9,404,787
-------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.9%)
Advanced Micro Devices                                             158,634(b)           3,228,202
Agere Systems                                                       84,485(b)           1,619,577
Atmel                                                              128,792(b)             779,192
Credence Systems                                                    93,747(b)             487,484
Cypress Semiconductor                                              222,363(b)           3,751,264
Infineon Technologies                                              105,704(b,c)         1,490,172
Infineon Technologies ADR                                          196,332(b,c)         2,754,538
Intel                                                              197,392              3,997,188
Spansion Cl A                                                       48,789(b)             725,005
                                                                                  ---------------
Total                                                                                  18,832,622
-------------------------------------------------------------------------------------------------

SOFTWARE (1.6%)
Cadence Design Systems                                             346,771(b)           6,210,669
Compuware                                                          353,387(b)           2,943,714
McAfee                                                              28,003(b)             794,725
Microsoft                                                          504,528             15,065,206
Oracle                                                              84,603(b)           1,450,095
Symantec                                                           158,799(b)           3,310,959
TIBCO Software                                                     272,073(b)           2,568,369
                                                                                  ---------------
Total                                                                                  32,343,737
-------------------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Circuit City Stores                                                 59,346              1,126,387
Home Depot                                                          78,892              3,168,303
Lowe's Companies                                                    45,997              1,432,807
TJX Companies                                                       47,889              1,365,794
                                                                                  ---------------
Total                                                                                   7,093,291
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 149

RiverSource VP - Balanced Fund

ISSUER                                                             SHARES             VALUE(a)
THRIFTS & MORTGAGE FINANCE (2.1%)
Countrywide Financial                                              481,589        $    20,443,452
Fannie Mae                                                         180,663             10,729,576
Freddie Mac                                                        160,964             10,929,456
Washington Mutual                                                   51,628              2,348,558
                                                                                  ---------------
Total                                                                                  44,451,042
-------------------------------------------------------------------------------------------------

TOBACCO (1.2%)
Altria Group                                                       300,271             25,769,257
-------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.3%)
ALLTEL                                                             178,721             10,809,046
Sprint Nextel                                                      578,152             10,921,291
Vodafone Group ADR                                                 212,227(c)           5,895,666
                                                                                  ---------------
Total                                                                                  27,626,003
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,028,747,964)                                                            $ 1,309,419,353
-------------------------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (--%)

ISSUER                                                             SHARES             VALUE(a)
Ion Media Networks
   14.25% Pay-in-kind                                                   --(e)     $         1,262
Mexico Value Recovery Series E
   Rights                                                        2,000,000(b,c)            26,000
TOTAL PREFERRED STOCKS & OTHER
(Cost: $413)                                                                      $        27,262
-------------------------------------------------------------------------------------------------

BONDS (34.8%)

ISSUER                                             COUPON     PRINCIPAL
                                                    RATE        AMOUNT                VALUE(a)
SOVEREIGN (0.1%)
United Mexican States
      09-27-34                                      6.75%   $    1,100,000(c)     $     1,188,000
-------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (7.5%)
Federal Farm Credit Bank
      10-10-08                                      4.25         3,480,000              3,434,770
Federal Home Loan Bank
      02-08-08                                      4.63           745,000                740,451
      02-13-08                                      5.25         5,645,000              5,647,969
      06-18-08                                      5.13        10,930,000             10,933,804
Federal Home Loan Mtge Corp
      06-15-08                                      3.88         8,710,000              8,561,669
      10-15-08                                      5.13         2,645,000              2,648,388
      03-15-09                                      5.75         2,700,000              2,741,569
      07-15-09                                      4.25           800,000                786,451
Federal Natl Mtge Assn
      01-15-08                                      4.63        16,455,000             16,352,222
      10-15-08                                      4.50        14,610,000             14,479,650
U.S. Treasury
      05-31-08                                      4.88         1,690,000              1,689,207
      10-31-08                                      4.88           835,000                835,392
      11-15-09                                      4.63         4,990,000              4,974,406
      10-31-11                                      4.63        11,385,000(g)          11,343,638
      11-30-11                                      4.50        17,900,000(g)          17,740,582
      08-15-16                                      4.88         9,405,000(g,p)         9,517,418
      11-15-16                                      4.63         6,505,000(g)           6,462,314
      08-15-23                                      6.25        14,158,000(p)          16,296,085
      02-15-26                                      6.00         5,725,000              6,492,957

BONDS (CONTINUED)

ISSUER                                             COUPON     PRINCIPAL
                                                    RATE        AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (CONT.)
U.S. Treasury Inflation-Indexed Bond
      01-15-07                                      3.38%   $   12,743,800(r)     $    12,707,657
                                                                                  ---------------
Total                                                                                 154,386,599
-------------------------------------------------------------------------------------------------

ASSET-BACKED (1.1%)
Capital Auto Receivables Asset Trust
   Series 2004-1 Cl CTFS
      09-15-10                                      2.84         1,000,000                984,510
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl A4B
      03-20-10                                      5.43         2,325,000(d,m)         2,325,000
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl D
      04-20-11                                      6.15           625,000(d)             634,180
Citibank Credit Card Issuance Trust
   Series 2003-A3 Cl A3
      03-10-10                                      3.10         2,450,000              2,389,117
College Loan Corporation Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-1 Cl AIO
      07-25-08                                      5.62         3,925,000(n)             581,851
Countrywide Asset-backed Ctfs
   Series 2005-10 Cl AF6
      02-25-36                                      4.92         1,365,000              1,329,844
Countrywide Asset-backed Ctfs
   Series 2006-4 Cl 1A1M
      07-25-36                                      5.61           896,054(m)             897,093
Drive Auto Receivables Trust
   Series 2006-2 Cl A2 (MBIA)
      07-15-11                                      5.30         1,675,000(d,i)         1,676,308
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
      06-20-31                                      5.78         2,375,000(d,i)         2,404,536
Ford Credit Floorplan Master Owner Trust
   Series 2006-3 Cl A
      06-15-11                                      5.53         2,500,000(m)           2,502,147
Hertz Vehicle Financing LLC
   Series 2004-1A Cl A3 (MBIA)
      05-25-09                                      2.85           600,000(d,i)           584,085
Metris Master Trust
   Series 2005-1A Cl D
      03-21-11                                      7.25           400,000(d,m)           399,393
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2 Cl AIO
      08-25-11                                      5.89         2,325,000(n)             555,005
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-3 Cl AIO
      01-25-12                                      0.00         3,400,000(n)             999,328
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
      06-25-35                                      4.49           925,000                913,925
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
      02-25-36                                      5.57         1,220,000              1,215,401

BONDS (CONTINUED)

ISSUER                                             COUPON     PRINCIPAL
                                                    RATE        AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
Residential Asset Securities
   Series 2006-KS1 Cl A2
      02-25-36                                      5.49%   $    2,595,000(m)     $     2,595,813
                                                                                  ---------------
Total                                                                                  22,987,536
-------------------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (4.7%)(f)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
      11-10-42                                      4.89         1,250,000              1,241,189
Banc of America Commercial Mtge
   Series 2005-4 Cl ASB
      07-10-45                                      4.87         1,000,000                978,679
Banc of America Commercial Mtge
   Series 2006-2 Cl AAB
      05-10-45                                      5.72         1,350,000              1,384,114
Banc of America Commercial Mtge
   Series 2006-4 Cl AAB
      07-10-46                                      5.60         1,350,000              1,371,065
Banc of America Large Loan
   Series 2006-LAQ Cl E
      02-09-21                                      5.73           900,000(d,m)           902,151
Banc of America Large Loan
   Series 2006-LAQ Cl F
      02-09-21                                      5.79         1,000,000(d,m)         1,002,388
Banc of America Large Loan
   Series 2006-LAQ Cl G
      02-09-21                                      5.88           700,000(d,m)           701,467
Bear Stearns Commercial Mtge Securities
   Series 2003-T10 Cl A1
      03-13-40                                      4.00         2,826,612              2,735,086
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
      12-11-40                                      5.41         2,100,000              2,107,769
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
      10-12-42                                      5.16           800,000                777,504
Bear Stearns Commercial Mtge Securities
   Series 2006-PW14 Cl A4
      12-11-38                                      5.20         1,225,000              1,209,933
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
      11-15-30                                      5.68         3,025,000              3,078,940
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
      09-20-51                                      4.15         1,753,052(d)           1,721,318
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl ASB
      07-15-44                                      5.23           775,000                774,901
Commercial Mtge Acceptance
   Series 1999-C1 Cl A2
      06-15-31                                      7.03         2,443,610              2,519,316
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A Cl BFL
      02-05-19                                      5.66           600,000(d,m)           603,181
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
      03-15-39                                      5.66         1,350,000              1,385,863

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

150 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Balanced Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
CS First Boston Mtge Securities
   Series 2001-CP4 Cl A4
      12-15-35                                      6.18%   $    1,950,000        $     2,014,565
CS First Boston Mtge Securities
   Series 2003-CPN1 Cl A2
      03-15-35                                      4.60           850,000                819,501
Federal Natl Mtge Assn #745629
      01-01-18                                      5.08           858,662                850,659
Federal Natl Mtge Assn
   Series 2002-M2 Cl C
      08-25-12                                      4.72           299,534                293,292
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
      03-10-40                                      4.12         2,050,000              1,983,929
General Electric Capital Assurance
   Series 2003-1 Cl A3
      05-12-35                                      4.77         2,650,000(d)           2,606,497
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
      06-10-36                                      4.88           775,000                764,934
Greenwich Capital Commercial Funding
   Series 2006-GG7 Cl AAB
      07-10-38                                      5.91         1,350,000              1,401,534
GS Mtge Securities II
   Series 2004-GG2 Cl A4
      08-10-38                                      4.96         1,500,000              1,484,101
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
      10-12-37                                      4.37         1,493,370              1,464,826
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
      07-12-37                                      5.26         2,825,000              2,821,887
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
      10-15-37                                      4.13         1,497,305              1,447,546
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
      03-12-39                                      3.97         1,035,029              1,003,548
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A2
      03-12-39                                      4.77         1,675,000              1,628,638
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
      01-12-37                                      4.18         1,000,000                972,006
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
      07-15-42                                      4.33         2,109,549              2,074,362
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB16 Cl A4
      05-12-45                                      5.55         4,975,000              5,046,448
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl A4
      04-15-43                                      5.48         1,150,000              1,160,139
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl ASB
      04-15-43                                      5.49         1,800,000              1,816,056
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP8 Cl A4
      05-15-45                                      5.40         1,350,000              1,353,928

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
   Series 2002-C2 Cl A3
      06-15-26                                      5.39%   $    2,500,000        $     2,513,715
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A5
      09-15-31                                      4.85         1,000,000                982,206
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
      03-15-29                                      3.97         1,250,000              1,180,225
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
      12-15-29                                      4.20         2,000,000              1,946,880
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl AAB
      09-15-30                                      4.93         1,975,000              1,937,515
LB-UBS Commercial Mtge Trust
   Series 2006-C4 Cl AAB
      06-15-32                                      5.87         1,075,000              1,114,396
LB-UBS Commercial Mtge Trust
   Series 2006-C7 Cl A3
      11-15-38                                      5.35         1,175,000              1,174,971
Morgan Stanley Capital I
   Series 2003-IQ4 Cl A1
      05-15-40                                      3.27         1,287,109              1,234,929
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
      06-13-41                                      4.34         1,175,000              1,148,548
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
      04-14-40                                      4.59         1,250,000              1,212,063
Morgan Stanley Capital I
   Series 2005-T19 Cl AAB
      06-12-47                                      4.85         2,425,000              2,374,346
Morgan Stanley Capital I
   Series 2006-T23 Cl AAB
      08-12-41                                      5.80           850,000                877,447
Morgan Stanley Capital I
   Series 2006-XLF Cl A2
      07-15-19                                      5.48         1,600,000(d,m)         1,600,823
Morgan Stanley Dean Witter Capital I
   Series 2002-TOP7 Cl A2
      01-15-39                                      5.98         3,225,000              3,327,682
Nomura Asset Securities
   Series 1998-D6 Cl A3
      03-15-30                                      6.99         1,750,000              1,928,893
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
      02-11-36                                      3.67         1,442,220              1,384,625
SBA CMBS Trust
   Series 2006-1A Cl B
      11-15-36                                      5.45         1,050,000(d)           1,055,376
Wachovia Bank Commercial Mtge Trust
   Series 2003-C4 Cl A2
      04-15-35                                      4.57         2,600,000              2,531,703
Wachovia Bank Commercial Mtge Trust
   Series 2003-C7 Cl A2
      10-15-35                                      5.08         3,700,000(d)           3,649,892

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
   Series 2005-C18 Cl A4
      04-15-42                                      4.94%   $    1,100,000        $     1,070,590
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
      07-15-42                                      5.09         1,250,000              1,239,905
Wachovia Bank Commercial Mtge Trust
   Series 2006-C24 Cl APB
      03-15-45                                      5.58         1,100,000              1,115,170
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl A3
      07-15-45                                      5.77           725,000                745,430
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl APB
      07-15-45                                      5.73         1,250,000              1,278,448
Wachovia Bank Commercial Mtge Trust
   Series 2006-C29 Cl A4
      11-15-48                                      5.31         1,600,000              1,591,187
                                                                                  ---------------
Total                                                                                  97,720,225
-------------------------------------------------------------------------------------------------

MORTGAGE-BACKED (16.3%) (F,Q)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
      03-25-36                                      5.71         2,307,182(k)           2,314,357
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
      03-25-36                                      5.97         2,627,534(k)           2,628,007
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-A Cl 3A2
      02-20-36                                      5.92         1,832,332(k)           1,835,502
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 1A1
      01-25-34                                      6.00         1,535,206              1,521,404
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
      01-25-19                                      4.75         1,081,688              1,045,857
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 1CB1
      01-25-37                                      6.00         5,000,000(l)           5,019,531
Bank of America Funding
   Collateralized Mtge Obligation
   Series 2006-2N Cl N1
      11-25-46                                      7.25           333,417(d)             330,511
Bear Stearns Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-8 Cl A4
      08-25-35                                      5.09         1,575,000(d,k)         1,532,074
ChaseFlex Trust
   Collateralized Mtge Obligation
   Series 2005-2 Cl 2A2
      06-25-35                                      6.50         2,301,704              2,335,511

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 151

RiverSource VP - Balanced Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11T1 Cl A1
      07-25-18                                      4.75%   $    1,097,836        $     1,061,470
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
      11-25-35                                      5.50         1,681,240              1,681,858
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 3A7
      11-25-35                                      5.50         1,698,603              1,699,223
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
      12-25-35                                      5.50         2,937,076              2,944,621
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
      04-25-35                                      7.50         1,590,067              1,647,913
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-85CB Cl 2A2
      02-25-36                                      5.50         1,084,110              1,083,641
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
      05-25-36                                      6.00         2,500,000              2,524,208
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
      03-25-36                                      6.00         2,844,442              2,844,258
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-31CB Cl A16
      11-25-36                                      6.00         1,700,000              1,717,221
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-43 CB Cl 1A4
      02-25-37                                      6.00         3,500,000              3,519,551
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
      06-25-35                                      7.00         1,930,871(d)           1,997,580
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
      03-20-36                                      5.39         1,627,500(k)           1,617,995
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
      01-25-36                                      7.00         2,613,893              2,669,064
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
      08-19-45                                      6.38        15,482,626(n)             183,856

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
      01-01-37                                      5.50%   $    7,000,000(l)     $     6,921,250
      01-01-37                                      6.00         4,500,000(l)           4,532,355
Federal Home Loan Mtge Corp #1G2496
      09-01-36                                      6.21         2,220,439(k)           2,239,734
Federal Home Loan Mtge Corp #A27373
      10-01-34                                      6.50           607,872                619,733
Federal Home Loan Mtge Corp #A28602
      11-01-34                                      6.50         1,105,810              1,127,388
Federal Home Loan Mtge Corp #B11835
      01-01-19                                      5.50           536,199                536,877
Federal Home Loan Mtge Corp #C53878
      12-01-30                                      5.50         2,397,279              2,383,194
Federal Home Loan Mtge Corp #C65869
      04-01-32                                      6.00         1,420,377              1,435,201
Federal Home Loan Mtge Corp #C66871
      05-01-32                                      6.50         3,622,067              3,712,952
Federal Home Loan Mtge Corp #C71514
      07-01-32                                      6.50           156,076                159,583
Federal Home Loan Mtge Corp #C77689
      03-01-33                                      6.50           384,513                395,494
Federal Home Loan Mtge Corp #C90598
      10-01-22                                      6.50           415,160                425,382
Federal Home Loan Mtge Corp #C90767
      12-01-23                                      6.00         2,479,659              2,512,359
Federal Home Loan Mtge Corp #D32310
      11-01-22                                      8.00            17,733                 18,543
Federal Home Loan Mtge Corp #D55755
      08-01-24                                      8.00            68,533                 72,207
Federal Home Loan Mtge Corp #D96300
      10-01-23                                      5.50           350,116                348,644
Federal Home Loan Mtge Corp #D96348
      10-01-23                                      5.50         5,444,476              5,421,581
Federal Home Loan Mtge Corp #E01127
      02-01-17                                      6.50           326,856                334,517
Federal Home Loan Mtge Corp #E01419
      05-01-18                                      5.50         1,482,283              1,484,762
Federal Home Loan Mtge Corp #E81009
      07-01-15                                      7.50           136,090                141,772
Federal Home Loan Mtge Corp #E89496
      04-01-17                                      6.00         3,054,661              3,098,220
Federal Home Loan Mtge Corp #E97591
      06-01-18                                      5.50           341,138                341,881
Federal Home Loan Mtge Corp #E98725
      08-01-18                                      5.00         3,502,239              3,450,099
Federal Home Loan Mtge Corp #E99684
      10-01-18                                      5.00         1,763,119              1,736,763
Federal Home Loan Mtge Corp #G01410
      04-01-32                                      7.00           548,150                563,519
Federal Home Loan Mtge Corp #G01535
      04-01-33                                      6.00         2,238,349              2,269,960
Federal Home Loan Mtge Corp #G12101
      11-01-18                                      5.00           171,247                168,621
Federal Home Loan Mtge Corp #G30216
      04-01-22                                      6.50         4,383,794              4,495,531

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2590 Cl BI
      02-15-14                                      2.28%   $      415,652(n)     $        17,222
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2718 Cl IA
      10-15-22                                     20.00         1,828,687(n)              67,896
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2795 Cl IY
      07-15-17                                     15.06         1,999,180(n)             196,243
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2576 Cl KJ
      02-15-33                                      5.50         1,994,594              1,996,077
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2641 Cl KC
      01-15-18                                      6.50         1,066,003              1,094,057
Federal Natl Mtge Assn
      01-01-37                                      5.50        11,650,000(l)          11,511,656
      01-01-37                                      6.00        17,000,000(l)          17,111,521
      01-01-37                                      6.50         4,000,000(l)           4,075,000
Federal Natl Mtge Assn #190899
      04-01-23                                      8.50           198,538                209,082
Federal Natl Mtge Assn #190944
      05-01-24                                      6.00           820,201                829,719
Federal Natl Mtge Assn #190988
      06-01-24                                      9.00           123,599                131,512
Federal Natl Mtge Assn #250322
      08-01-25                                      7.50            16,769                 17,514
Federal Natl Mtge Assn #250384
      11-01-25                                      7.50           204,703                213,803
Federal Natl Mtge Assn #250495
      03-01-26                                      7.00           275,339                284,367
Federal Natl Mtge Assn #252381
      04-01-14                                      5.50         3,859,125              3,874,341
Federal Natl Mtge Assn #254259
      04-01-17                                      5.50           646,641                648,184
Federal Natl Mtge Assn #254494
      08-01-22                                      7.00           241,679                249,633
Federal Natl Mtge Assn #254675
      01-01-23                                      6.50           367,129                376,335
Federal Natl Mtge Assn #254708
      02-01-23                                      7.00           121,451                125,448
Federal Natl Mtge Assn #254916
      09-01-23                                      5.50         2,466,421              2,454,608
Federal Natl Mtge Assn #304279
      02-01-25                                      8.50           110,339                118,431
Federal Natl Mtge Assn #309341
      05-01-25                                      8.50            27,322                 29,326
Federal Natl Mtge Assn #313049
      08-01-11                                      8.50           230,183                234,466

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

152 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Balanced Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #323606
      03-01-29                                      6.50%   $       55,881        $        57,357
Federal Natl Mtge Assn #433310
      08-01-28                                      6.50           616,757                633,050
Federal Natl Mtge Assn #440730
      12-01-28                                      6.00           215,404                218,990
Federal Natl Mtge Assn #505122
      07-01-29                                      7.00           856,044                882,538
Federal Natl Mtge Assn #50553
      04-01-22                                      8.00           101,807                107,477
Federal Natl Mtge Assn #510587
      08-01-29                                      7.00           246,160                253,778
Federal Natl Mtge Assn #540041
      02-01-29                                      7.00           603,760                623,558
Federal Natl Mtge Assn #545489
      03-01-32                                      6.50           225,276                230,628
Federal Natl Mtge Assn #545684
      05-01-32                                      7.50           170,949                178,009
Federal Natl Mtge Assn #545885
      08-01-32                                      6.50           311,582                318,789
Federal Natl Mtge Assn #555375
      04-01-33                                      6.00         4,180,199              4,235,459
Federal Natl Mtge Assn #555376
      04-01-18                                      4.50           967,321                935,448
Federal Natl Mtge Assn #555458
      05-01-33                                      5.50         1,688,282              1,672,986
Federal Natl Mtge Assn #555528
      04-01-33                                      6.00         5,232,283              5,280,030
Federal Natl Mtge Assn #555734
      07-01-23                                      5.00         1,681,544              1,638,249
Federal Natl Mtge Assn #555740
      08-01-18                                      4.50         2,592,007              2,505,742
Federal Natl Mtge Assn #615135
      11-01-16                                      6.00           163,203                165,632
Federal Natl Mtge Assn #642346
      05-01-32                                      7.00           956,645                984,089
Federal Natl Mtge Assn #643381
      06-01-17                                      6.00           174,119                176,677
Federal Natl Mtge Assn #645277
      05-01-32                                      7.00           143,129                147,235
Federal Natl Mtge Assn #645569
      06-01-32                                      7.00           808,365                831,555
Federal Natl Mtge Assn #646446
      06-01-17                                      6.50           181,406                185,793
Federal Natl Mtge Assn #650105
      08-01-17                                      6.50           839,524                859,828
Federal Natl Mtge Assn #662197
      09-01-32                                      6.50           355,141                363,281
Federal Natl Mtge Assn #667604
      10-01-32                                      5.50           405,929                401,874
Federal Natl Mtge Assn #670387
      08-01-32                                      7.00           267,252                275,174
Federal Natl Mtge Assn #670711
      10-01-32                                      7.00           246,315                253,381
Federal Natl Mtge Assn #673179
      02-01-18                                      6.00           416,835                422,959
Federal Natl Mtge Assn #676511
      12-01-32                                      7.00           141,399                145,456

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #678397
      12-01-32                                      7.00%   $    1,061,145        $     1,091,587
Federal Natl Mtge Assn #684601
      03-01-33                                      6.00         3,315,726              3,361,128
Federal Natl Mtge Assn #687736
      02-01-33                                      5.50         1,232,611              1,220,047
Federal Natl Mtge Assn #687887
      03-01-33                                      5.50         1,747,787              1,732,482
Federal Natl Mtge Assn #688002
      03-01-33                                      5.50         1,882,802              1,866,644
Federal Natl Mtge Assn #688034
      03-01-33                                      5.50         1,685,475              1,671,097
Federal Natl Mtge Assn #689093
      07-01-28                                      5.50           875,156                870,068
Federal Natl Mtge Assn #694546
      03-01-33                                      5.50           866,498                857,665
Federal Natl Mtge Assn #694795
      04-01-33                                      5.50         3,503,336              3,473,292
Federal Natl Mtge Assn #701937
      04-01-33                                      6.00         1,989,913              2,006,691
Federal Natl Mtge Assn #703726
      02-01-33                                      5.00         2,855,655              2,764,169
Federal Natl Mtge Assn #703818
      05-01-33                                      6.00         1,802,233              1,820,023
Federal Natl Mtge Assn #709901
      06-01-18                                      5.00         1,737,544              1,713,327
Federal Natl Mtge Assn #710823
      05-01-33                                      5.50         1,893,139              1,876,449
Federal Natl Mtge Assn #720006
      07-01-33                                      5.50         2,098,300              2,076,911
Federal Natl Mtge Assn #720070
      07-01-23                                      5.50         2,460,207              2,448,424
Federal Natl Mtge Assn #720378
      06-01-18                                      4.50         2,436,826              2,356,532
Federal Natl Mtge Assn #725232
      03-01-34                                      5.00         6,490,623              6,278,569
Federal Natl Mtge Assn #725284
      11-01-18                                      7.00           187,716                193,225
Federal Natl Mtge Assn #725425
      04-01-34                                      5.50         6,748,301              6,679,958
Federal Natl Mtge Assn #725431
      08-01-15                                      5.50           129,950                130,505
Federal Natl Mtge Assn #725684
      05-01-18                                      6.00         2,968,938              3,014,284
Federal Natl Mtge Assn #725737
      08-01-34                                      4.53         5,217,904(k)           5,184,719
Federal Natl Mtge Assn #725773
      09-01-34                                      5.50         7,518,319              7,437,717
Federal Natl Mtge Assn #726940
      08-01-23                                      5.50           294,080                292,650
Federal Natl Mtge Assn #730231
      08-01-23                                      5.50         2,250,224              2,239,446
Federal Natl Mtge Assn #735057
      01-01-19                                      4.50         2,177,216              2,105,476
Federal Natl Mtge Assn #735949
      10-01-35                                      4.99         2,576,161(k)           2,565,955
Federal Natl Mtge Assn #737330
      09-01-18                                      5.50         1,573,889              1,577,474

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #737374
      09-01-18                                      5.50%   $    2,197,331        $     2,203,095
Federal Natl Mtge Assn #745802
      07-01-36                                      6.00         6,989,006              7,036,328
Federal Natl Mtge Assn #747642
      11-01-28                                      5.50           376,058                373,872
Federal Natl Mtge Assn #747784
      10-01-18                                      4.50           746,597                721,996
Federal Natl Mtge Assn #753074
      12-01-28                                      5.50         1,780,244              1,769,896
Federal Natl Mtge Assn #753206
      01-01-34                                      6.00         1,430,693              1,442,755
Federal Natl Mtge Assn #755056
      12-01-23                                      5.50         1,930,502              1,921,256
Federal Natl Mtge Assn #755598
      11-01-28                                      5.00           628,889                608,742
Federal Natl Mtge Assn #761031
      01-01-34                                      5.00           451,008                436,329
Federal Natl Mtge Assn #765760
      02-01-19                                      5.00         3,749,826              3,694,646
Federal Natl Mtge Assn #766641
      03-01-34                                      5.00         2,072,981              2,003,887
Federal Natl Mtge Assn #768117
      08-01-34                                      5.43           902,539(k)             887,949
Federal Natl Mtge Assn #779676
      06-01-34                                      5.00         3,087,823              2,984,904
Federal Natl Mtge Assn #815264
      05-01-35                                      5.22         3,378,980(k)           3,371,666
Federal Natl Mtge Assn #844257
      11-01-35                                      5.09         2,750,519(k)           2,751,124
Federal Natl Mtge Assn #845070
      12-01-35                                      5.09         1,847,672(k)           1,838,139
Federal Natl Mtge Assn #872916
      06-01-36                                      6.50         3,906,235              4,006,789
Federal Natl Mtge Assn #886054
      07-01-36                                      7.00         2,678,115              2,767,372
Federal Natl Mtge Assn #886461
      08-01-36                                      6.19         1,959,242(k)           1,984,144
Federal Natl Mtge Assn #886464
      08-01-36                                      6.50         2,952,820              3,008,493
Federal Natl Mtge Assn #900197
      10-01-36                                      5.98         2,574,428(k)           2,590,467
Federal Natl Mtge Assn #901922
      10-01-36                                      5.79         2,437,532(k)           2,454,290
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24 Cl PI
      12-25-12                                     20.00           251,510(n)               5,027
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71 Cl IM
      12-25-31                                     14.12         1,725,882(n)             270,145
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84 Cl GI
      12-25-22                                     12.17           839,398(n)             112,471

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 153

RiverSource VP - Balanced Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 367 Cl 2
      01-25-36                                      8.45%   $    4,209,774(n)     $       991,928
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133 Cl GB
      12-25-26                                      8.00           757,588                798,376
Govt Natl Mtge Assn #3920
      11-20-36                                      6.00         4,992,224              5,049,350
Govt Natl Mtge Assn #604708
      10-15-33                                      5.50         1,768,447              1,761,989
Govt Natl Mtge Assn #619592
      09-15-33                                      5.00         2,309,344              2,248,697
Govt Natl Mtge Assn #780394
      12-15-08                                      7.00           433,452                437,428
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-80 Cl CI
      01-20-32                                     20.00           127,283(n)              11,267
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
      01-19-36                                      5.69         2,472,236(k)           2,475,057
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 2A1B
      07-19-46                                      5.58         1,308,819(k)           1,309,349
Harborview Nim
   Collateralized Mtge Obligation
   Series 2006-8A Cl N1
      07-21-36                                      6.41           272,600(d)             271,578
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR8 Cl AX1
      04-25-35                                      4.50        35,627,699(n)             322,876
IndyMac Index Nim
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl N1
      06-25-46                                      6.65           654,648(d)             652,194
Lehman XS Net Interest Margin Nts
   Collateralized Mtge Obligation
   Series 2006-2N Cl A1
      02-27-46                                      7.00           379,393(d)             379,628
Lehman XS Net Interest Margin Nts
   Series 2006-AR8 Cl A1
      10-28-46                                      6.25           382,012(d)             380,484
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
      02-25-19                                      5.00         1,710,398              1,669,246
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 2A1
      05-25-34                                      6.00         1,944,309              1,919,519

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
      08-25-19                                      5.00%   $    3,725,121        $     3,604,688
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
      09-25-19                                      5.00         1,781,232              1,724,803
Rali NIM
   Collateralized Mtge Obligation
   Series 2006-QO4 Cl N1
      04-25-46                                      6.05           477,832(d)             475,742
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QS3 Cl 1A10
      03-25-36                                      6.00         1,789,476              1,810,160
Sequoia Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl A2
      02-25-36                                      6.11         2,393,765              2,425,362
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
      10-25-33                                      5.50         3,524,040              3,453,884
Washington Mutual Alternative Mtge Loan Trust
   Pass-Through Ctfs
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR1 Cl X2
      12-25-35                                      7.10        13,092,738(n)             117,630
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
      10-25-33                                      4.06         2,400,000(k)           2,369,407
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
      07-25-19                                      4.50           191,624                181,621
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR14 Cl 2A1
      12-25-35                                      5.30         1,390,345(k)           1,379,110
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
      12-25-45                                      5.51           500,870(k)             500,969
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
      10-25-35                                      5.00         3,897,011              3,747,210
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
      05-25-35                                      5.50         3,399,394              3,339,905
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl 5A1
      03-25-36                                      5.11         2,941,728(k)           2,907,423
                                                                                  ---------------
Total                                                                                 338,423,974
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
AEROSPACE & DEFENSE (--%)
DRS Technologies
      02-01-16                                      6.63%   $      280,000        $       282,100
L-3 Communications
      06-15-12                                      7.63           165,000                170,775
L-3 Communications
   Sr Sub Nts
   Series B
      10-15-15                                      6.38           235,000                232,650
                                                                                  ---------------
Total                                                                                     685,525
-------------------------------------------------------------------------------------------------

BANKING (0.7%)
Bank of America
   Sub Nts
      10-15-36                                      6.00         3,950,000              4,082,444
Citigroup
   Sub Nts
      08-25-36                                      6.13           800,000                833,038
Manufacturers & Traders Trust
   Sub Nts
      12-01-21                                      5.63         1,140,000(m)           1,130,448
Popular North America
   Sr Nts
      10-01-08                                      3.88         5,725,000              5,576,918
Wells Fargo Bank
   Sub Nts
      08-26-36                                      5.95         3,035,000              3,132,666
                                                                                  ---------------
Total                                                                                  14,755,514
-------------------------------------------------------------------------------------------------

BROKERAGE (--%)
LaBranche & Co
   Sr Nts
      05-15-12                                     11.00           250,000                269,375
-------------------------------------------------------------------------------------------------

CHEMICALS (0.1%)
NewMarket
   Sr Nts
      12-15-16                                      7.13            55,000(d)              55,000
Potash - Saskatchewan
      12-01-36                                      5.88         1,535,000(c)           1,483,051
PQ
      02-15-13                                      7.50            25,000                 24,625
                                                                                  ---------------
Total                                                                                   1,562,676
-------------------------------------------------------------------------------------------------

ELECTRIC (1.1%)
Aquila Canada Finance
      06-15-11                                      7.75           335,000(c)             353,505
Arizona Public Service
      05-15-15                                      4.65         3,000,000              2,766,645
Baltimore Gas & Electric
   Sr Unsecured
      10-01-36                                      6.35           700,000(d)             714,576
CMS Energy
   Sr Nts
      01-15-09                                      7.50           450,000                464,063
Commonwealth Edison
   1st Mtge
      04-15-15                                      4.70         1,465,000              1,364,867
Commonwealth Edison
   1st Mtge Series 104
      08-15-16                                      5.95           955,000                965,512

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

154 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Balanced Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
ELECTRIC (CONT.)
Consumers Energy
   1st Mtge
      02-15-12                                      5.00%   $      753,000        $       734,612
Consumers Energy
   1st Mtge Series H
      02-17-09                                      4.80         2,740,000              2,704,095
Duke Energy Indiana
      10-15-35                                      6.12         2,055,000              2,064,482
Edison Mission Energy
   Sr Unsecured
      06-15-13                                      7.50           190,000                198,550
Exelon
      06-15-10                                      4.45         2,985,000              2,887,407
Florida Power
   1st Mtge
      07-15-11                                      6.65           575,000                602,720
Indiana Michigan Power
   Sr Nts
      03-15-37                                      6.05         1,255,000              1,231,824
IPALCO Enterprises
   Secured
      11-14-08                                      8.38           375,000                389,063
      11-14-11                                      8.63           595,000                647,063
Midwest Generation LLC
   Series B
      01-02-16                                      8.56            45,079                 49,700
Northern States Power
   Sr Nts
      08-01-09                                      6.88         1,455,000              1,506,137
NRG Energy
      02-01-14                                      7.25           245,000                246,838
PacifiCorp
   1st Mtge
      06-15-35                                      5.25           270,000                247,146
Sierra Pacific Power
   Series M
      05-15-16                                      6.00           945,000                947,062
Xcel Energy
   Sr Nts
      07-01-08                                      3.40           710,000                689,176
                                                                                  ---------------
Total                                                                                  21,775,043
-------------------------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
      07-01-15                                      9.30         1,346,903(o)           1,400,779
-------------------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.2%)
Cadbury Schweppes US Finance LLC
      10-01-08                                      3.88         3,585,000(d)           3,491,360
Cott Beverages USA
      12-15-11                                      8.00           460,000                469,200
                                                                                  ---------------
Total                                                                                   3,960,560
-------------------------------------------------------------------------------------------------

GAMING (--%)
Mohegan Tribal Gaming Authority
      02-15-15                                      6.88            95,000                 95,238
Mohegan Tribal Gaming Authority
   Sr Nts
      02-15-13                                      6.13           165,000                163,763

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
GAMING (CONT.)
Mohegan Tribal Gaming Authority
   Sr Sub Nts
      04-01-12                                      8.00%   $      310,000        $       322,787
Pokagon Gaming Authority
   Sr Nts
      06-15-14                                     10.38            60,000(d)              65,700
                                                                                  ---------------
Total                                                                                     647,488
-------------------------------------------------------------------------------------------------

GAS PIPELINES (0.1%)
ANR Pipeline
      03-15-10                                      8.88           440,000                461,600
Colorado Interstate Gas
   Sr Nts
      03-15-15                                      5.95           160,000                157,866
      11-15-15                                      6.80           290,000                301,537
Regency Energy Partners LP/Finance
   Sr Unsecured
      12-15-13                                      8.38           115,000(d)             115,288
Southern Natural Gas
      03-15-10                                      8.88           290,000                304,236
Southern Star Central
   Sr Nts
      03-01-16                                      6.75           380,000                379,050
Transcontinental Gas Pipe Line
   Series B
      08-15-11                                      7.00           400,000                411,000
Transcontinental Gas Pipe Line
   Sr Unsecured
      04-15-16                                      6.40           232,000                234,320
Williams Companies
   Sr Nts
      07-15-19                                      7.63           638,000                682,659
                                                                                  ---------------
Total                                                                                   3,047,556
-------------------------------------------------------------------------------------------------

HEALTH CARE (0.1%)
Cardinal Health
      06-15-15                                      4.00         2,080,000              1,844,189
Community Health Systems
   Sr Sub Nts
      12-15-12                                      6.50            45,000                 44,325
HCA
   Secured
      11-15-14                                      9.13            40,000(d)              42,600
      11-15-16                                      9.25           160,000(d)             170,800
Omnicare
   Sr Sub Nts
      12-15-13                                      6.75           345,000                340,688
      12-15-15                                      6.88           170,000                167,875
Triad Hospitals
   Sr Nts
      05-15-12                                      7.00           225,000                228,938
Triad Hospitals
   Sr Sub Nts
      11-15-13                                      7.00           250,000                251,563
                                                                                  ---------------
Total                                                                                   3,090,978
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
HEALTH CARE INSURANCE (0.1%)
CIGNA
   Sr Unsecured
      11-15-36                                      6.15%   $    1,725,000        $     1,707,888
-------------------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.3%)
Chesapeake Energy
      08-15-17                                      6.50           180,000                175,950
Denbury Resources
   Sr Sub Nts
      12-15-15                                      7.50            35,000                 35,525
EnCana
   Sr Nts
      10-15-13                                      4.75         1,340,000(c)           1,274,166
Pioneer Natural Resources
      05-01-18                                      6.88           715,000                695,488
Range Resources
      03-15-15                                      6.38           110,000                107,250
      05-15-16                                      7.50            50,000                 51,250
XTO Energy
      01-31-15                                      5.00         2,025,000              1,922,905
XTO Energy
   Sr Unsecured
      06-30-15                                      5.30         1,780,000              1,722,138
                                                                                  ---------------
Total                                                                                   5,984,672
-------------------------------------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Prudential Financial
      12-14-36                                      5.70         3,065,000              2,973,891
-------------------------------------------------------------------------------------------------

MEDIA CABLE (--%)
Videotron Ltee
      01-15-14                                      6.88           340,000(c)             342,125
-------------------------------------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
Clear Channel Communications
   Sr Nts
      09-15-14                                      5.50           355,000                299,464
Dex Media East LLC/Finance
      11-15-09                                      9.88            75,000                 78,563
Dex Media West LLC/Finance
   Sr Nts Series B
      08-15-10                                      8.50           145,000                150,619
Gray Television
      12-15-11                                      9.25           325,000                340,031
Idearc
   Sr Nts
      11-15-16                                      8.00           205,000(d)             208,844
Lamar Media
      01-01-13                                      7.25           107,000                109,006
News America
      12-15-35                                      6.40         1,140,000              1,132,514
Radio One
   Series B
      07-01-11                                      8.88           350,000                361,374
RH Donnelley
   Sr Disc Nts Series A-1
      01-15-13                                      6.88           170,000                162,988

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 155

RiverSource VP - Balanced Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MEDIA NON CABLE (CONT.)
Sinclair Broadcast Group
      03-15-12                                      8.00%   $      175,000        $       180,688
Sun Media
      02-15-13                                      7.63           240,000(c)             243,300
                                                                                  ---------------
Total                                                                                   3,267,391
-------------------------------------------------------------------------------------------------

METALS (0.1%)
Reliance Steel & Aluminum
      11-15-16                                      6.20           375,000(d)             372,512
      11-15-36                                      6.85           835,000(d)             820,074
                                                                                  ---------------
Total                                                                                   1,192,586
-------------------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Halliburton
   Sr Unsecured
      10-15-10                                      5.50           785,000                783,605
OPTI Canada
      12-15-14                                      8.25           270,000(c,d)           276,075
Pride Intl
   Sr Nts
      07-15-14                                      7.38           225,000                232,313
                                                                                  ---------------
Total                                                                                   1,291,993
-------------------------------------------------------------------------------------------------

PAPER (--%)
Cascades
   Sr Nts
      02-15-13                                      7.25            20,000(c)              19,950
Georgia-Pacific
      01-15-17                                      7.13           650,000(d)             648,375
Norampac
   Sr Nts
      06-01-13                                      6.75            40,000(c)              38,900
                                                                                  ---------------
Total                                                                                     707,225
-------------------------------------------------------------------------------------------------

RETAILERS (0.4%)
Home Depot
   Sr Unsecured
      03-01-16                                      5.40           885,000                865,571
      12-16-36                                      5.88         3,050,000              2,993,037
May Department Stores
      07-15-09                                      4.80         2,620,000              2,578,198
United Auto Group
      03-15-12                                      9.63           190,000                199,738
United Auto Group
   Sr Sub Nts
      12-15-16                                      7.75           255,000(d)             255,319
Wal-Mart Stores
      09-01-35                                      5.25           450,000                413,235
                                                                                  ---------------
Total                                                                                   7,305,098
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON         PRINCIPAL           VALUE(a)
                                                    RATE           AMOUNT
TECHNOLOGY (--%)
NXP Funding LLC
   Secured
      10-15-13                                      8.12%   $      260,000(c,d,m) $       263,900
-------------------------------------------------------------------------------------------------

WIRELESS (0.4%)
American Tower
   Sr Nts
      10-15-12                                      7.13            65,000                 66,788
Nextel Communications
   Series F
      03-15-14                                      5.95         9,030,000              8,793,558
                                                                                  ---------------
Total                                                                                   8,860,346
-------------------------------------------------------------------------------------------------

WIRELINES (1.0%)
Qwest
      03-15-12                                      8.88           330,000                367,538
Qwest
   Sr Unsecured
      10-01-14                                      7.50           235,000                249,100
Telecom Italia Capital
      10-01-15                                      5.25         4,730,000(c)           4,418,336
TELUS
      06-01-11                                      8.00         5,017,500(c)           5,486,821
Valor Telecommunications Enterprises LLC/Finance
      02-15-15                                      7.75            60,000                 64,575
Verizon New York
   Series A
      04-01-12                                      6.88         4,470,000              4,634,124
Verizon Pennsylvania
   Series A
      11-15-11                                      5.65         4,385,000              4,404,733
Windstream
   Sr Nts
      08-01-16                                      8.63           445,000(d)             487,275
                                                                                  ---------------
Total                                                                                  20,112,502
-------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $724,261,066)                                                              $   719,911,445
-------------------------------------------------------------------------------------------------

SENIOR LOANS (0.3%)(s)

BORROWER                                           COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
AUTOMOTIVE (--%)
Ford Motor
   Tranche B Term Loan
      11-29-13                                      8.36%   $      375,000(l)     $       375,645
-------------------------------------------------------------------------------------------------

HEALTH CARE (0.1%)
HCA
   Tranche B Term Loan
      11-14-13                                      7.86         2,160,000              2,182,961
-------------------------------------------------------------------------------------------------

MEDIA NON CABLE (0.1%)
VNU
   Tranche B Term Loan
      08-09-13                                      8.13         1,040,000(c,l)         1,047,155
-------------------------------------------------------------------------------------------------

PAPER (0.1%)
Georgia Pacific
   2nd Lien Tranche C Term Loan
      12-23-13                                      8.35         1,260,000(l)           1,261,890
-------------------------------------------------------------------------------------------------

RETAILERS (--%)
Michaels Stores
   Tranche B Term Loan
      10-31-13                                      8.38           600,000                603,348
-------------------------------------------------------------------------------------------------

TECHNOLOGY (--%)
West Corp
   Tranche B Term Loan
      10-24-13                                      8.10           710,000(l)             710,334
-------------------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $6,165,596)                                                                $     6,181,333
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (5.6%)(h)

                                                                SHARES                VALUE(a)
RiverSource Short-Term
   Cash Fund                                                $  115,755,906(t)     $   115,755,906
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $115,755,906)                                                              $   115,755,906
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,874,930,945)(u)                                                         $ 2,151,295,299
=================================================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

156 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Balanced Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2006, the value of foreign securities represented 4.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2006, the value of these securities amounted to $35,874,084 or 1.7% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Dec. 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(h) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.2% of net assets. See
      Note 6 to the financial statements. 3.4% of net assets is the Fund's cash equivalent position.

(i) The following abbreviations are used in the portfolio security description to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation
      MBIA -- MBIA Insurance Corporation

(j) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(l) At Dec. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $52,874,980.

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(n) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2006.

(o) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2006, is as follows:

      SECURITY                                            ACQUISITION                           COST
                                                             DATES
      ------------------------------------------------------------------------------------------------
      KKR Private Equity Investors LP Unit                 05-01-06                  $     2,149,737

      United Artists Theatre Circuit
         9.30% 2015                                  12-08-95 thru 08-12-96                1,323,459

(p) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

      TYPE OF SECURITY                                                               NOTIONAL AMOUNT
      ------------------------------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                                            $    16,900,000
      U.S. Treasury Note, March 2007, 10-year                                             18,600,000

      SALE CONTRACTS
      U.S. Treasury Note, March 2007, 2-year                                              37,200,000
      U.S. Treasury Note, March 2007, 5-year                                               2,200,000

(q) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment at Dec. 31, 2006:

      SECURITY                                PRINCIPAL    SETTLEMENT    PROCEEDS        VALUE
                                               AMOUNT         DATE      RECEIVABLE
      ------------------------------------------------------------------------------------------------
      Federal Natl Mtge Assn
         01-01-22 5.00%                      $ 3,000,000    01-17-07    $2,968,125        $2,948,436

(r) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 157

RiverSource VP - Balanced Fund

(s) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(t)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(u) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $1,883,613,742 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 286,835,226
      Unrealized depreciation                                       (19,153,669)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 267,681,557
      -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

158 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Cash Management Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

CERTIFICATES OF DEPOSIT (8.3%)

ISSUER                                           EFFECTIVE      AMOUNT                VALUE(a)
                                                   YIELD      PAYABLE AT
                                                               MATURITY
Bank of New York
      02-14-07                                      4.80%   $    5,000,000        $     5,000,000
BNP Paribas
      03-16-07                                      5.30        10,000,000             10,000,000
Canadian Imperial Bank of Commerce NY
      01-29-07                                      4.62         5,000,000              5,000,000
Credit Suisse First Boston NY
      03-29-07                                      5.01         3,000,000              3,000,000
      06-26-07                                      5.55        10,000,000             10,000,000
DEPFA Bank
      01-26-07                                      5.11         5,000,000              5,000,000
Deutsche Bank
      01-16-07                                      4.59         5,000,000              5,000,000
Deutsche Bank NY
      12-12-07                                      5.39        13,000,000             13,000,000
      12-13-07                                      5.40         7,000,000              7,000,000
Natexis Banques Populair NY
      01-23-07                                      4.62         5,000,000              5,000,000
      05-03-07                                      5.14         5,000,000              5,000,000
Natixis
      12-14-07                                      5.40        10,000,000             10,000,000
Wells Fargo Bank
      05-03-07                                      5.09         5,000,000              5,000,000
-------------------------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $88,000,000)                                                                   $88,000,000
-------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (88.8%)

ISSUER                                           EFFECTIVE      AMOUNT                VALUE(a)
                                                   YIELD      PAYABLE AT
                                                               MATURITY
ASSET-BACKED (62.3%)
Amsterdam Funding
      01-05-07                                      4.50%   $    7,100,000(c)     $     7,093,799
      05-02-07                                      5.25         8,000,000(c)           7,857,867
BA Credit Card Trust
      01-03-07                                      4.22        12,000,000(c)          11,992,973
      01-04-07                                      4.39         9,000,000(c)           8,993,425
      02-05-07                                      5.16         8,500,000(c)           8,453,961
      02-15-07                                      5.19         8,000,000(c)           7,945,010
      03-05-07                                      5.23         4,000,000(c)           3,962,011
Beta Finance
      02-20-07                                      5.19         2,000,000              1,984,833
Bryant Park Funding LLC
      01-08-07                                      4.72         2,000,000(c)           1,997,380
      01-11-07                                      4.86        15,000,000(c)          14,973,700
      01-22-07                                      5.12         2,099,000(c)           2,091,866
      02-05-07                                      5.15         3,000,000(c)           2,983,782
      03-27-07                                      5.23         7,000,000(c)           6,911,695
CAFCO LLC
      02-13-07                                      5.21        12,250,000(c)          12,168,997
CC USA
      03-08-07                                      5.21         4,500,000              4,455,545

COMMERCIAL PAPER (CONTINUED)

ISSUER                                           EFFECTIVE      AMOUNT                VALUE(a)
                                                   YIELD      PAYABLE AT
                                                               MATURITY
ASSET-BACKED (CONT.)
Chesham Finance LLC
      02-09-07                                      5.16%   $    7,000,000        $     6,958,146
      02-23-07                                      5.25         8,000,000              7,935,222
      02-27-07                                      5.22        10,000,000              9,913,794
      02-28-07                                      5.23         5,000,000              4,956,083
      03-05-07                                      5.22         4,100,000              4,061,135
      03-07-07                                      5.24         4,000,000              3,960,805
      04-12-07                                      5.25         4,000,000              3,940,260
Cheyne Finance LLC
      01-11-07                                      4.87         1,000,000                998,243
      02-06-07                                      5.16         7,000,000              6,961,061
      03-08-07                                      5.22         1,000,000                990,093
      03-12-07                                      5.22         5,000,000              4,947,600
      03-16-07                                      5.23         4,000,000              3,955,751
      04-13-07                                      5.27        15,500,000             15,265,364
      04-20-07                                      5.34         7,000,000(b)           6,999,676
Citibank Credit Card Issue Trust (Dakota Nts)
      01-09-07                                      4.77        10,000,000(c)           9,985,444
      01-17-07                                      4.99         6,000,000(c)           5,984,250
      02-08-07                                      5.16        17,000,000(c)          16,900,644
Citigroup Funding
      03-21-07                                      5.26        10,000,000              9,881,650
CRC Funding LLC
      01-02-07                                      4.00        10,000,000(c)           9,995,558
Cullinan Finance
      01-10-07                                      4.82         2,571,000              2,566,876
      01-12-07                                      4.89         9,000,000              8,982,905
      02-16-07                                      5.18        25,500,000             25,321,399
      03-15-07                                      5.31         3,000,000(b)           2,999,873
Deer Valley Funding LLC
      02-07-07                                      5.18         5,000,000              4,971,400
      02-09-07                                      5.20        10,000,000              9,939,753
      02-27-07                                      5.24         3,371,000              3,341,830
      02-28-07                                      5.25        24,000,000             23,788,566
Ebury Finance LLC
      01-16-07                                      5.14         7,000,000              6,982,051
      02-02-07                                      5.15        10,000,000              9,950,133
      03-06-07                                      5.24         1,100,000              1,089,382
      03-20-07                                      5.25         8,800,000              8,697,236
      03-21-07                                      5.26         7,000,000              6,917,155
Fairway Finance
      02-12-07                                      5.31     10,000,000(b)              9,999,817
Five Finance
      01-05-07                                      4.50        10,000,000              9,991,258
      01-16-07                                      4.99         1,000,000                997,511
      01-22-07                                      5.04         8,000,000              7,973,218
      01-24-07                                      5.05         6,300,000              6,277,119
      02-02-07                                      5.13         3,300,000              3,283,638
      03-01-07                                      5.20         9,050,000              8,969,646
Galaxy Funding
      02-01-07                                      5.13        10,000,000(c)           9,951,783
      02-13-07                                      5.17        12,000,000(c)          11,921,250

COMMERCIAL PAPER (CONTINUED)

ISSUER                                           EFFECTIVE      AMOUNT                VALUE(a)
                                                   YIELD      PAYABLE AT
                                                               MATURITY
ASSET-BACKED (CONT.)
Gemini Securitization
      01-08-07                                      4.74%   $    3,337,000(c)     $     3,332,612
      01-11-07                                      4.85         7,000,000(c)           6,987,750
      01-16-07                                      4.97         8,000,000(c)           7,980,167
Grampian Funding LLC
      01-18-07                                      5.00        10,000,000(c)           9,972,292
      02-02-07                                      5.13         7,000,000(c)           6,965,292
K2 (USA) LLC
      01-10-07                                      4.81         6,400,000              6,389,753
Nelnet Student Asset Funding LLC
      01-04-07                                      4.41         3,986,000              3,983,071
      01-05-07                                      4.50         3,000,000              2,997,375
      01-08-07                                      4.77        10,000,000              9,986,775
      01-09-07                                      4.81        10,000,000              9,985,333
      01-18-07                                      5.03         5,000,000              4,986,067
      02-07-07                                      5.17         5,000,000              4,971,454
Nieuw Amsterdam
      01-30-07                                      5.20         4,641,000(c)           4,619,659
Park Avenue Receivables
      01-23-07                                      5.13         5,000,000              4,982,267
Park Granada LLC
      01-05-07                                      4.66         4,000,000(c)           3,996,380
      01-12-07                                      4.93         6,000,000(c)           5,988,517
      01-29-07                                      5.22         5,000,000(c)           4,977,625
Park Sienna LLC
      01-02-07                                      4.04         7,500,000(c)           7,496,638
      05-18-07                                      5.30         8,000,000(c)           7,838,451
      06-15-07                                      5.32         5,000,000(c)           4,878,925
Ranger Funding LLC
      01-22-07                                      5.13         5,000,000(c)           4,982,974
Scaldis Capital LLC
      01-25-07                                      5.12        10,000,000(c)           9,961,722
      01-30-07                                      5.11         8,779,000(c)           8,739,312
      03-19-07                                      5.25         7,489,000(c)           7,402,556
Sedna Finance
      01-08-07                                      4.72         7,000,000              6,990,830
      01-10-07                                      4.82         2,000,000              1,996,792
      05-08-07                                      5.21         3,000,000              3,000,000
      09-20-07                                      5.33        22,000,000(b)          21,999,204
Solitaire Funding LLC
      01-10-07                                      4.81        10,000,000(c)           9,983,989
      01-12-07                                      4.88        10,000,000(c)           9,981,042
      01-18-07                                      5.01        12,000,000(c)          11,966,687
      02-22-07                                      5.20         2,000,000(c)           1,984,250
      04-19-07                                      5.26         3,000,000(c)           2,952,150
Thames Asset Global Securitization
      01-05-07                                      4.50         5,000,000(c)           4,995,629
Thunder Bay Funding LLC
      01-22-07                                      5.13         3,874,000(c)           3,860,808
                                                                                  ---------------
Total                                                                                 657,485,770
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 159

RiverSource VP - Cash Management Fund

ISSUER                                           EFFECTIVE      AMOUNT                VALUE(a)
                                                   YIELD      PAYABLE AT
                                                               MATURITY
BANKING (13.3%)
Bank of America
      01-19-07                                      5.01%   $   12,000,000        $    11,965,033
      01-31-07                                      5.10         7,000,000              6,967,396
      02-15-07                                      5.18        15,000,000             14,897,188
      03-09-07                                      5.21         7,000,000              6,929,831
Danske Bank
      04-10-07                                      5.26         5,156,000(c)           5,080,346
DEPFA Bank
      12-14-07                                      5.40        10,000,000(b)          10,000,000
Irish Life & Permanent
      04-04-07                                      5.46         5,000,000(c)           4,928,288
      01-18-08                                      5.39         5,000,000(b)           4,999,690
Natexis Banques Populaires
      01-15-08                                      5.36         3,000,000(b)           3,000,000
      02-08-08                                      5.37         5,000,000(b)           5,000,000
Northern Rock
      11-02-07                                      5.39         5,000,000(b)           5,000,000
      01-09-08                                      5.44        10,700,000(b)          10,700,000
Skandinaviska Enskilda Banken
      01-09-08                                      5.34         5,000,000(b)           5,000,000
      01-18-08                                      5.35        10,000,000(b)          10,000,000
UBS Stamford
      11-28-07                                      5.38         8,000,000              8,000,000

COMMERCIAL PAPER (CONTINUED)

ISSUER                                           EFFECTIVE      AMOUNT                VALUE(a)
                                                   YIELD      PAYABLE AT
                                                               MATURITY
BANKING (CONT.)
Wells Fargo Bank
      01-03-08                                      5.34%   $    5,000,000(b)     $     5,000,000
Westpac Banking
      05-01-07                                      5.25        12,000,000(c)          11,788,533
      01-11-08                                      5.39        10,700,000(b)          10,700,000
                                                                                  ---------------
Total                                                                                 139,956,305
-------------------------------------------------------------------------------------------------

BROKERAGE (7.1%)
Bear Stearns Companies
      01-12-07                                      5.33         7,000,000(b)           7,000,000
      02-21-07                                      5.19        15,000,000             14,884,063
      01-15-08                                      5.39         5,000,000(b)           5,000,000
      01-28-08                                      5.41         5,000,000(b)           5,000,000
Goldman Sachs Group
      01-15-08                                      5.40         5,000,000(b)           5,000,000
Lehman Brothers Holdings
      06-26-07                                      5.34         5,000,000(b,c)         5,000,000
      01-22-08                                      5.50         8,000,000(b)           8,000,000
Merrill Lynch & Co
      07-27-07                                      5.32        15,000,000(b)          15,000,000
      01-15-08                                      5.36         5,000,000(b)           5,000,000
Morgan Stanley
      06-04-07                                      5.28         5,400,000              5,278,554
                                                                                  ---------------
Total                                                                                  75,162,617
-------------------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (1.7%)
SLM
      01-15-08                                      5.35         7,500,000(b)           7,500,000
      01-18-08                                      5.36        10,000,000(b)          10,000,000
                                                                                  ---------------
Total                                                                                  17,500,000
-------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)

ISSUER                                           EFFECTIVE      AMOUNT                VALUE(a)
                                                   YIELD      PAYABLE AT
                                                               MATURITY
NON CAPTIVE DIVERSIFIED (3.5%)
General Electric Capital
      06-11-07                                      5.26%   $    3,900,000        $     3,808,706
      01-24-08                                      5.31        10,000,000(b)          10,000,000
General Electric Capital Services
      02-06-07                                      5.13        13,000,000             12,928,096
      04-05-07                                      5.23        10,000,000              9,861,067
                                                                                  ---------------
Total                                                                                  36,597,869
-------------------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.5%)
HSBC Finance
      01-24-08                                      5.38         5,000,000(b)           5,000,000
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
Eli Lilly
      12-31-07                                      5.34         5,000,000(b)           5,000,000
-------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $936,702,561)                                                              $   936,702,561
-------------------------------------------------------------------------------------------------

BONDS (3.0%)

ISSUER                                            COUPON        PRINCIPAL             VALUE(a)
                                                   RATE          AMOUNT
U.S. GOVERNMENT OBLIGATIONS & AGENCIES
U.S. Treasury Inflation-Indexed Bond
      01-15-07                                      3.38%   $   31,859,500(d)     $    31,858,885
-------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $31,858,885)                                                               $    31,858,885
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,056,561,446)(e)                                                         $ 1,056,561,446
=================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors.
      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2006, the value of these securities amounted to $340,807,989 or 32.3% of net assets.

(d) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(e) Also represents the cost of securities for federal income tax purposes at Dec. 31, 2006.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

160 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Core Bond Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

BONDS (106.6%)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
SOVEREIGN (0.1%)
United Mexican States
      09-27-34                                      6.75%   $       85,000(c)     $        91,800
-------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (31.1%)
Federal Farm Credit Bank
      10-10-08                                      4.25           225,000                222,076
Federal Home Loan Bank
      01-18-08                                      4.63           580,000                576,787
      02-13-08                                      5.25           375,000                375,197
Federal Home Loan Mtge Corp
      08-17-07                                      4.00           780,000                774,024
      06-15-08                                      3.88           910,000                894,503
      10-15-08                                      5.13            85,000                 85,109
      03-15-09                                      5.75           120,000                121,848
      07-12-10                                      4.13           197,000                191,977
Federal Natl Mtge Assn
      05-15-07                                      3.88         1,250,000              1,243,663
      09-15-07                                      4.25           675,000                670,316
      01-15-08                                      4.63         1,200,000              1,192,505
      06-15-08                                      5.25         1,555,000              1,558,078
      10-15-08                                      4.50           585,000                579,781
U.S. Treasury
      09-30-07                                      4.00         1,215,000              1,205,603
      11-30-07                                      4.25           810,000                804,431
      10-31-08                                      4.88           640,000                640,300
      10-31-11                                      4.63         1,060,000              1,056,149
      11-30-11                                      4.50         1,865,000              1,848,389
      08-15-16                                      4.88         1,180,000(j)           1,194,105
      11-15-16                                      4.63         1,425,000              1,415,649
      11-15-18                                      9.00           140,000                192,511
      08-15-23                                      6.25         1,347,000(j)           1,550,418
      02-15-26                                      6.00           748,000                848,337
U.S. Treasury Inflation-Indexed Bond
      01-15-07                                      3.38         1,274,380(k)           1,270,766
                                                                                  ---------------
Total                                                                                  20,512,522
-------------------------------------------------------------------------------------------------

ASSET-BACKED (2.6%)
Capital Auto Receivables Asset Trust
   Series 2004-1 Cl CTFS
      09-15-10                                      2.84            50,000                 49,226
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl A4B
      03-20-10                                      5.43           200,000(d,i)           200,000
Countrywide Asset-backed Ctfs
   Series 2005-10 Cl AF6
      02-25-36                                      4.92            30,000                 29,227
Countrywide Asset-backed Ctfs
   Series 2006-4 Cl 1A1M
      07-25-36                                      5.61            68,055(i)              68,134
Drive Auto Receivables Trust
   Series 2006-2 Cl A2 (MBIA)
      07-15-11                                      5.30           150,000(d,e)           150,117

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
ASSET-BACKED (CONT.)
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
      06-20-31                                      5.78%   $      225,000(d,e)   $       227,798
Ford Credit Floorplan Master Owner Trust
   Series 2006-3 Cl A
      06-15-11                                      5.53           500,000(i)             500,430
Franklin Auto Trust
   Series 2004-1 Cl A3 (MBIA)
      03-15-12                                      4.15            25,000(e)              24,726
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2 Cl AIO
      08-25-11                                      5.89           200,000(g)              47,742
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-3 Cl AIO
      01-25-12                                      0.00           300,000(g)              88,176
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
      06-25-35                                      4.49            55,000                 54,341
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
      02-25-36                                      5.57            90,000                 89,661
Residential Asset Securities
   Series 2006-KS1 Cl A2
      02-25-36                                      5.49           190,000(i)             190,059
WFS Financial Owner Trust
   Series 2004-1 Cl D
      08-22-11                                      3.17            23,744                 23,539
                                                                                  ---------------
Total                                                                                   1,743,176
-------------------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (12.8%)(f)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
      11-10-42                                      4.89            75,000                 74,471
Banc of America Commercial Mtge
   Series 2005-4 Cl ASB
      07-10-45                                      4.87           100,000                 97,868
Banc of America Commercial Mtge
   Series 2006-2 Cl AAB
      05-10-45                                      5.72           125,000                128,159
Banc of America Commercial Mtge
   Series 2006-4 Cl AAB
      07-10-46                                      5.60           125,000                126,950
Banc of America Large Loan
   Series 2006-LAQ Cl E
      02-09-21                                      5.73            75,000(d,i)            75,179
Banc of America Large Loan
   Series 2006-LAQ Cl F
      02-09-21                                      5.79            75,000(d,i)            75,179

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Banc of America Large Loan
   Series 2006-LAQ Cl G
      02-09-21                                      5.88%   $       50,000(d,i)   $        50,105
Bear Stearns Commercial Mtge Securities
   Series 2004-PWR5 Cl A3
      07-11-42                                      4.57           100,000                 97,269
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
      12-11-40                                      5.41            75,000                 75,277
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
      10-12-42                                      5.16           100,000                 97,188
Bear Stearns Commercial Mtge Securities
   Series 2006-PW14 Cl A4
      12-11-38                                      5.20           125,000                123,463
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A1
      05-15-19                                      5.25           143,993                143,970
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
      11-15-30                                      5.68           225,000                229,012
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
      09-20-51                                      4.15            77,913(d)              76,503
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl ASB
      07-15-44                                      5.23            50,000                 49,994
Commercial Mtge Acceptance
   Series 1999-C1 Cl A2
      06-15-31                                      7.03           205,537                211,905
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A Cl BFL
      02-05-19                                      5.66            50,000(d,i)            50,265
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
      03-15-39                                      5.66           100,000                102,657
Credit Suisse Mtge Capital Ctfs
   Series 2006-C4 Cl A3
      09-15-39                                      5.47           200,000                201,237
CS First Boston Mtge Securities
   Series 2001-CP4 Cl A4
      12-15-35                                      6.18           175,000                180,794
CS First Boston Mtge Securities
   Series 2003-CPN1 Cl A2
      03-15-35                                      4.60            75,000                 72,309
Federal Natl Mtge Assn #386768
      01-01-11                                      4.23            95,726                 92,549
Federal Natl Mtge Assn #555806
      10-01-13                                      5.09           171,241                170,348
Federal Natl Mtge Assn #735029
      09-01-13                                      5.28           145,208                145,193
Federal Natl Mtge Assn #745629
      01-01-18                                      5.08            73,600                 72,914

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 161

RiverSource VP - Core Bond Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
   Series 2002-M2 Cl C
      08-25-12                                      4.72%   $       93,604        $        91,654
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
      03-10-40                                      4.12            50,000                 48,389
GE Capital Commercial Mtge
   Series 2005-C1 Cl A5
      06-10-48                                      4.77           100,000                 96,463
General Electric Capital Assurance
   Series 2003-1 Cl A3
      05-12-35                                      4.77           175,000(d)             172,127
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
      06-10-36                                      4.88            50,000                 49,351
Greenwich Capital Commercial Funding
   Series 2006-GG7 Cl AAB
      07-10-38                                      5.91           125,000                129,772
GS Mtge Securities II
   Series 2004-GG2 Cl A4
      08-10-38                                      4.96            75,000                 74,205
GS Mtge Securities II
   Series 2006-GG6 Cl A4
      04-10-38                                      5.55           125,000                126,923
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
      10-12-37                                      4.37            99,558                 97,655
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
      07-12-37                                      5.26           150,000                149,835
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
      10-15-37                                      4.13            93,582                 90,472
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
      03-12-39                                      3.97            43,126                 41,815
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A2
      03-12-39                                      4.77           150,000                145,848
JPMorgan Chase Commercial Mtge Securities
   Series 2004-C2 Cl A2
      05-15-41                                      5.09           100,000                 99,560
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
      01-12-37                                      4.18            50,000                 48,600
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
      07-15-42                                      4.33           195,329                192,071
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB16 Cl A4
      05-12-45                                      5.55           325,000                329,667
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl A4
      04-15-43                                      5.48           100,000                100,882
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl ASB
      04-15-43                                      5.49           125,000                126,115

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP8 Cl A4
      05-15-45                                      5.40%   $      125,000        $       125,364
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A4
      09-15-26                                      4.56            60,000                 58,773
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
      03-15-29                                      3.97            50,000                 47,209
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
      12-15-29                                      4.20            75,000                 73,008
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl AAB
      09-15-30                                      4.93           175,000                171,679
LB-UBS Commercial Mtge Trust
   Series 2006-C3 Cl AAB
      03-15-39                                      5.64           120,000                121,997
LB-UBS Commercial Mtge Trust
   Series 2006-C4 Cl AAB
      06-15-32                                      5.87           200,000                207,329
LB-UBS Commercial Mtge Trust
   Series 2006-C7 Cl A3
      11-15-38                                      5.35           100,000                 99,997
Morgan Stanley Capital I
   Series 2003-IQ4 Cl A1
      05-15-40                                      3.27            60,678                 58,218
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
      06-13-41                                      4.34            75,000                 73,312
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
      04-14-40                                      4.59            75,000                 72,724
Morgan Stanley Capital I
   Series 2005-T19 Cl AAB
      06-12-47                                      4.85           175,000                171,345
Morgan Stanley Capital I
   Series 2006-T23 Cl AAB
      08-12-41                                      5.80            75,000                 77,422
Morgan Stanley Capital I
   Series 2006-XLF Cl A2
      07-15-19                                      5.48           150,000(d,i)           150,077
Morgan Stanley Dean Witter Capital I
   Series 2002-TOP7 Cl A2
      01-15-39                                      5.98           225,000                232,163
Nomura Asset Securities
   Series 1998-D6 Cl A3
      03-15-30                                      6.99           150,000                165,334
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
      02-11-36                                      3.67           260,401                250,001
SBA CMBS Trust
   Series 2006-1A Cl B
      11-15-36                                      5.45           100,000(d)             100,512
Wachovia Bank Commercial Mtge Trust
   Series 2003-C4 Cl A2
      04-15-35                                      4.57           225,000                219,090

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
   Series 2003-C7 Cl A2
      10-15-35                                      5.08%   $      325,000(d)     $       320,598
Wachovia Bank Commercial Mtge Trust
   Series 2005-C18 Cl A4
      04-15-42                                      4.94           100,000                 97,326
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
      07-15-42                                      5.09           100,000                 99,192
Wachovia Bank Commercial Mtge Trust
   Series 2006-C24 Cl APB
      03-15-45                                      5.58           100,000                101,379
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl A3
      07-15-45                                      5.77            75,000                 77,113
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl APB
      07-15-45                                      5.73           100,000                102,276
Wachovia Bank Commercial Mtge Trust
   Series 2006-C29 Cl A4
      11-15-48                                      5.31           150,000                149,174
                                                                                  ---------------
Total                                                                                   8,454,774
-------------------------------------------------------------------------------------------------

MORTGAGE-BACKED (48.3%)(f)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
      03-25-36                                      5.71           159,116(h)             159,611
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
      03-25-36                                      5.97           189,183(h)             189,217
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-2 Cl CB1
      05-25-36                                      6.23               512(h)                 517
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-2 Cl 2A2
      09-25-46                                      5.55           372,607(h)             371,715
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-3 Cl 3A2
      10-25-46                                      5.61           271,046(h)             271,810
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-A Cl 3A2
      02-20-36                                      5.92           124,932(h)             125,148
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
      01-25-19                                      4.75            65,557                 63,385
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 1CB1
      01-25-37                                      6.00           500,000(b)             501,953

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

162 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Core Bond Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Bear Stearns Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-8 Cl A4
      08-25-35                                      5.09%   $      150,000(d,h)   $       145,912
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11T1 Cl A1
      07-25-18                                      4.75            36,595                 35,382
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
      11-25-35                                      5.50           114,054                114,096
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 3A7
      11-25-35                                      5.50           118,017                118,060
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
      12-25-35                                      5.50           230,770                231,363
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
      04-25-35                                      7.50            87,366                 90,545
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-85CB Cl 2A2
      02-25-36                                      5.50            82,392                 82,357
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
      05-25-36                                      6.00           190,000                191,840
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
      03-25-36                                      6.00           218,803                218,789
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-31CB Cl A16
      11-25-36                                      6.00           350,000                353,546
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-43CB Cl 1A4
      02-25-37                                      6.00           350,000                351,955
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-OA8 Cl 1A2
      07-25-46                                      5.58           386,190(i)             387,155
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-HYB1 Cl 6A1
      03-25-35                                      5.16           288,697(h)             285,392
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
      06-25-35                                      7.00           119,070(d)             123,184

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
      03-20-36                                      5.39%   $      125,192(h)     $       124,461
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-OA5 Cl 2A2
      04-25-46                                      5.65           250,057(h)             250,177
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
      01-25-36                                      7.00           180,269                184,073
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
      08-19-45                                      6.38         1,066,017(g)              12,659
Federal Home Loan Mtge Corp
      01-01-37                                      5.50         1,000,000(b)             988,750
      01-01-37                                      6.00           600,000(b)             604,314
Federal Home Loan Mtge Corp #1G2496
      09-01-36                                      6.21           193,082(h)             194,760
Federal Home Loan Mtge Corp #1J1445
      01-01-37                                      5.92           400,000(h)             401,750
Federal Home Loan Mtge Corp #B11452
      12-01-18                                      6.00           148,109                150,114
Federal Home Loan Mtge Corp #B11835
      01-01-19                                      5.50           119,155                119,306
Federal Home Loan Mtge Corp #B12280
      02-01-19                                      5.50           142,624                142,805
Federal Home Loan Mtge Corp #C46101
      08-01-29                                      6.50           286,235                293,664
Federal Home Loan Mtge Corp #C90613
      01-01-23                                      5.00            53,249                 51,851
Federal Home Loan Mtge Corp #C90683
      06-01-23                                      5.00           105,035                102,278
Federal Home Loan Mtge Corp #C90767
      12-01-23                                      6.00            48,621                 49,262
Federal Home Loan Mtge Corp #D96348
      10-01-23                                      5.50           151,085                150,449
Federal Home Loan Mtge Corp #G01410
      04-01-32                                      7.00            84,331                 86,695
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2795 Cl IY
      07-15-17                                     15.06           216,128(g)              21,215
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2641 Cl KC
      01-15-18                                      6.50            54,667                 56,106
Federal Natl Mtge Assn
      01-01-22                                      5.00           550,000(b)             540,547
      01-01-22                                      5.50         1,215,000(b)           1,214,622
      01-01-37                                      5.00           650,000(b)             627,453
      01-01-37                                      5.50         2,375,000(b)           2,346,798
      01-01-37                                      6.00         1,775,000(b)           1,786,645

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #252440
      05-01-29                                      7.00%         $147,041               $151,592
Federal Natl Mtge Assn #254560
      11-01-32                                      5.00            22,048                 21,335
Federal Natl Mtge Assn #255364
      09-01-34                                      6.00           547,896                552,003
Federal Natl Mtge Assn #255788
      06-01-15                                      5.50           334,033                335,026
Federal Natl Mtge Assn #323715
      05-01-29                                      6.00            76,290                 77,159
Federal Natl Mtge Assn #545869
      07-01-32                                      6.50            46,083                 47,222
Federal Natl Mtge Assn #545874
      08-01-32                                      6.50           129,273                132,524
Federal Natl Mtge Assn #555340
      04-01-33                                      5.50           147,956                146,680
Federal Natl Mtge Assn #555528
      04-01-33                                      6.00           450,702                454,815
Federal Natl Mtge Assn #615135
      11-01-16                                      6.00           176,803                179,435
Federal Natl Mtge Assn #645569
      06-01-32                                      7.00           406,766                418,435
Federal Natl Mtge Assn #650009
      09-01-31                                      7.50            16,664                 17,396
Federal Natl Mtge Assn #667604
      10-01-32                                      5.50           184,513                182,670
Federal Natl Mtge Assn #677089
      01-01-33                                      5.50           170,670                168,966
Federal Natl Mtge Assn #677695
      02-01-33                                      6.50           312,066                318,901
Federal Natl Mtge Assn #683116
      02-01-33                                      6.00           298,516                301,240
Federal Natl Mtge Assn #704610
      06-01-33                                      5.50           176,749                174,947
Federal Natl Mtge Assn #720378
      06-01-18                                      4.50            60,921                 58,913
Federal Natl Mtge Assn #724867
      06-01-18                                      5.00           111,260                109,735
Federal Natl Mtge Assn #725232
      03-01-34                                      5.00           405,664                392,411
Federal Natl Mtge Assn #725284
      11-01-18                                      7.00            33,521                 34,504
Federal Natl Mtge Assn #725424
      04-01-34                                      5.50         1,002,585                992,365
Federal Natl Mtge Assn #725425
      04-01-34                                      5.50           443,967                439,471
Federal Natl Mtge Assn #725431
      08-01-15                                      5.50            89,620                 90,004
Federal Natl Mtge Assn #725719
      07-01-33                                      4.84            76,387(h)              74,896
Federal Natl Mtge Assn #725737
      08-01-34                                      4.53            82,172(h)              81,649
Federal Natl Mtge Assn #725773
      09-01-34                                      5.50           563,471                557,431
Federal Natl Mtge Assn #735949
      10-01-35                                      4.99           248,577(h)             247,592
Federal Natl Mtge Assn #743455
      10-01-18                                      5.50           186,797                187,204

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 163

RiverSource VP - Core Bond Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #743579
      11-01-33                                      5.50%   $      104,625        $       103,559
Federal Natl Mtge Assn #745802
      07-01-36                                      6.00           606,685                610,792
Federal Natl Mtge Assn #747784
      10-01-18                                      4.50           210,995                204,042
Federal Natl Mtge Assn #749745
      11-01-18                                      4.50           277,167                268,034
Federal Natl Mtge Assn #753074
      12-01-28                                      5.50           139,082                138,273
Federal Natl Mtge Assn #759330
      01-01-19                                      6.50           140,095                143,405
Federal Natl Mtge Assn #759342
      01-01-34                                      6.50           102,308                105,128
Federal Natl Mtge Assn #761031
      01-01-34                                      5.00           171,773                166,182
Federal Natl Mtge Assn #763754
      02-01-29                                      5.50           153,632                152,645
Federal Natl Mtge Assn #763798
      03-01-34                                      5.50           244,133                241,729
Federal Natl Mtge Assn #765760
      02-01-19                                      5.00           133,595                131,629
Federal Natl Mtge Assn #791447
      10-01-34                                      6.00           337,488                340,018
Federal Natl Mtge Assn #815264
      05-01-35                                      5.22           321,808(h)             321,111
Federal Natl Mtge Assn #829227
      08-01-35                                      6.00           400,277                403,075
Federal Natl Mtge Assn #844257
      11-01-35                                      5.09           262,917(h)             262,975
Federal Natl Mtge Assn #845070
      12-01-35                                      5.09           135,196(h)             134,498
Federal Natl Mtge Assn #850855
      12-01-35                                      4.99           222,724(h)             221,160
Federal Natl Mtge Assn #872916
      06-01-36                                      6.50           287,817                295,226
Federal Natl Mtge Assn #878661
      02-01-36                                      5.50           411,016                404,390
Federal Natl Mtge Assn #881629
      02-01-36                                      5.50           395,846                389,465
Federal Natl Mtge Assn #886291
      07-01-36                                      7.00           192,156                198,561
Federal Natl Mtge Assn #886461
      08-01-36                                      6.19           186,595(h)             188,966
Federal Natl Mtge Assn #900197
      10-01-36                                      5.98           224,950(h)             226,352
Federal Natl Mtge Assn #901922
      10-01-36                                      5.79           223,855(h)             225,394
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 367 Cl 2
      01-25-36                                      8.45           514,528(g)             121,236
Govt Natl Mtge Assn #3920
      11-20-36                                      6.00           499,222                504,935
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
      01-19-36 5.69                                                178,001(h)             178,204

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 2A1B
      07-19-46                                      5.58%   $      116,859(h)     $       116,906
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-8 Cl 2A1B
      08-21-46                                      5.60           391,537(h)             391,363
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 2AB2
      11-19-36                                      5.60           512,821(h)             513,962
IndyMac Index Nim
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl N1
      06-25-46                                      6.65            67,143(d)              66,892
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
      02-25-19                                      5.00           101,555                 99,112
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 2A1
      05-25-34                                      6.00            78,823                 77,818
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
      08-25-19                                      5.00            45,216                 43,754
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
      09-25-19                                      5.00            69,174                 66,983
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2005-3 Cl 1A2
      04-25-35                                      5.50           300,000                290,388
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QS3 Cl 1A10
      03-25-36                                      6.00           156,579                158,389
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
      10-25-33                                      5.50           229,586                225,015
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
      10-25-33                                      4.06           125,000(h)             123,407
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
      07-25-19                                      4.50           216,933                205,609
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR14 Cl 2A1
      12-25-35                                      5.30           113,963(h)             113,042

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
      12-25-45                                      5.51%   $       35,991(h)     $        35,998
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR8 Cl 2AB1
      07-25-45                                      5.60           147,309(h)             147,376
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
      10-25-35                                      5.00           292,276                281,041
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
      05-25-35                                      5.50           191,216                187,870
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl 5A1
      03-25-36                                      5.11           260,960(h)             257,917
                                                                                  ---------------
Total                                                                                  31,944,033
-------------------------------------------------------------------------------------------------

BANKING (1.7%)
Bank of America
   Sub Nts
      10-15-36                                      6.00           335,000                346,233
Popular North America
   Sr Nts
      10-01-08                                      3.88           500,000                487,067
Wells Fargo Bank
   Sub Nts
      08-26-36                                      5.95           250,000                258,045
                                                                                  ---------------
Total                                                                                   1,091,345
-------------------------------------------------------------------------------------------------

CHEMICALS (0.2%)
Potash - Saskatchewan
      12-01-36                                      5.88           140,000(c)             135,262
-------------------------------------------------------------------------------------------------

ELECTRIC (2.5%)
Arizona Public Service
      05-15-15                                      4.65           265,000                244,387
Baltimore Gas & Electric
   Sr Unsecured
      10-01-36                                      6.35            55,000(d)              56,145
Commonwealth Edison
   1st Mtge
      04-15-15                                      4.70           135,000                125,773
Commonwealth Edison
   1st Mtge Series 104
      08-15-16                                      5.95            90,000                 90,991
Consumers Energy
   1st Mtge
      02-15-12                                      5.00            70,000                 68,291
Consumers Energy
   1st Mtge Series H
      02-17-09                                      4.80           290,000                286,199
Duke Energy Indiana
      10-15-35                                      6.12           185,000                185,854

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

164 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Core Bond Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
ELECTRIC (CONT.)
Exelon
      06-15-10                                      4.45%   $      240,000        $       232,153
Florida Power
   1st Mtge
      07-15-11                                      6.65            45,000                 47,169
Indiana Michigan Power
   Sr Nts
      03-15-37                                      6.05           110,000                107,969
Northern States Power
   Sr Nts
      08-01-09                                      6.88           120,000                124,218
PacifiCorp
   1st Mtge
      06-15-35                                      5.25            25,000                 22,884
Xcel Energy
   Sr Nts
      07-01-08                                      3.40            55,000                 53,387
                                                                                  ---------------
Total                                                                                   1,645,420
-------------------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.4%)
Cadbury Schweppes US Finance LLC
      10-01-08                                      3.88           305,000(d)             297,033
-------------------------------------------------------------------------------------------------

HEALTH CARE (0.3%)
Cardinal Health
      06-15-15                                      4.00           188,000                166,686
-------------------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.2%)
CIGNA
   Sr Unsecured
      11-15-36                                      6.15           145,000                143,562
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
INDEPENDENT ENERGY (0.7%)
EnCana
   Sr Nts
      10-15-13                                      4.75%   $      125,000(c)     $       118,859
XTO Energy
      01-31-15                                      5.00           200,000                189,917
XTO Energy
   Sr Unsecured
      06-30-15                                      5.30           145,000                140,286
                                                                                  ---------------
Total                                                                                     449,062
-------------------------------------------------------------------------------------------------

LIFE INSURANCE (0.4%)
Prudential Financial
      12-14-36                                      5.70           280,000                271,677
-------------------------------------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
News America
      12-15-35                                      6.40           100,000                 99,343
-------------------------------------------------------------------------------------------------

METALS (0.2%)
Reliance Steel & Aluminum
      11-15-16                                      6.20            30,000(d)              29,801
      11-15-36                                      6.85            75,000(d)              73,659
                                                                                  ---------------
Total                                                                                     103,460
-------------------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Halliburton
   Sr Unsecured
      10-15-10                                      5.50            70,000                 69,876
-------------------------------------------------------------------------------------------------

RETAILERS (1.0%)
Home Depot
   Sr Unsecured
      03-01-16                                      5.40            95,000                 92,914
      12-16-36                                      5.88           280,000                274,771
May Department Stores
      07-15-09                                      4.80           235,000                231,251
Wal-Mart Stores
      09-01-35                                      5.25            35,000                 32,140
                                                                                  ---------------
Total                                                                                     631,076
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
WIRELESS (1.2%)
Nextel Communications
   Series F
      03-15-14                                      5.95%   $      845,000        $       822,875
-------------------------------------------------------------------------------------------------

WIRELINES (2.7%)
Telecom Italia Capital
      10-01-15                                      5.25           435,000(c)             406,337
TELUS
      06-01-11                                      8.00           465,000(c)             508,495
Verizon New York
   Series A
      04-01-12                                      6.88           425,000                440,605
Verizon Pennsylvania
   Series A
      11-15-11                                      5.65           400,000                401,800
                                                                                  ---------------
Total                                                                                   1,757,237
-------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $70,753,073)                                                               $    70,430,219
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (6.1%)

                                                                   SHARES             VALUE(a)
RiverSource Short-Term
   Cash Fund                                                     4,060,302(l)     $     4,060,302
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $4,060,302)                                                                $     4,060,302
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $74,813,375)(m)                                                            $    74,490,521
=================================================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 165

RiverSource VP - Core Bond Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Dec. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,676,070.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2006, the value of foreign securities represented 1.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2006, the value of these securities amounted to $2,441,086 or 3.7% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation
      MBIA  -- MBIA Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2006.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(j) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

      TYPE OF SECURITY                                           NOTIONAL AMOUNT
      ---------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                             $1,200,000
      U.S. Treasury Note, March 2007, 5-year                           1,500,000
      U.S. Treasury Note, March 2007, 10-year                            800,000

      SALE CONTRACTS
      U.S. Treasury Note, March 2007, 2-year                           1,200,000

(k) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(m) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $74,841,288 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                          $ 195,531
      Unrealized depreciation                                           (546,298)
      ---------------------------------------------------------------------------
      Net unrealized depreciation                                      $(350,767)
      ---------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

166 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Diversified Bond Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

BONDS (100.5%)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
SOVEREIGN (0.1%)
United Mexican States
      09-27-34                                      6.75%   $    2,645,000(c)     $     2,856,600
-------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (21.9%)
Federal Farm Credit Bank
      10-10-08                                      4.25         7,115,000              7,022,526
Federal Home Loan Bank
      01-18-08                                      4.63        17,110,000             17,015,211
      02-08-08                                      4.63        16,985,000             16,881,290
      02-13-08                                      5.25        22,300,000             22,311,730
      06-18-08                                      5.13        21,590,000             21,597,513
Federal Home Loan Mtge Corp
      08-17-07                                      4.00        24,340,000             24,153,507
      06-15-08                                      3.88        17,200,000             16,907,084
      10-15-08                                      5.13        10,505,000             10,518,457
      03-15-09                                      5.75         4,940,000              5,016,056
      07-12-10                                      4.13         2,480,000              2,416,770
Federal Natl Mtge Assn
      09-15-07                                      4.25        21,845,000             21,693,396
      01-15-08                                      4.63        36,450,000             36,222,333
      06-15-08                                      5.25        57,745,000             57,859,335
      10-15-08                                      4.50         8,050,000              7,978,178
U.S. Treasury
      06-30-07                                      3.63         7,900,000(k)           7,846,920
      11-30-07                                      4.25         3,645,000(k)           3,619,941
      10-31-11                                      4.63        18,195,000(g)          18,128,898
      11-30-11                                      4.50        74,885,000(g)          74,218,073
      08-15-16                                      4.88        16,662,000(g)          16,861,161
      11-15-16                                      4.63        52,370,000(g)          52,026,348
      11-15-18                                      9.00        14,640,000             20,131,142
      08-15-23                                      6.25        55,177,000(k)          63,509,609
      02-15-26                                      6.00        27,950,000(k)          31,699,241
U.S. Treasury Inflation-Indexed Bond
      01-15-07                                      3.38        45,240,490(o)          45,112,180
                                                                                  ---------------
Total                                                                                 600,746,899
-------------------------------------------------------------------------------------------------

ASSET-BACKED (2.4%)
Capital Auto Receivables Asset Trust
   Series 2004-1 Cl CTFS
      09-15-10                                      2.84         2,000,000              1,969,021
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl A4B
      03-20-10                                      5.43         7,475,000(b,d)         7,475,000
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl D
      04-20-11                                      6.15         1,975,000(d)           2,004,009
Citibank Credit Card Issuance Trust
   Series 2003-A3 Cl A3
      03-10-10                                      3.10           300,000                292,545
College Loan Corporation Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-1 Cl AIO
      07-25-08                                      5.62         9,725,000(l)           1,441,655

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
ASSET-BACKED (CONT.)
Countrywide Asset-backed Ctfs
   Series 2005-10 Cl AF6
      02-25-36                                      4.92%   $    1,020,000        $       993,730
Countrywide Asset-backed Ctfs
   Series 2006-4 Cl 1A1M
      07-25-36                                      5.61         2,147,506(b)           2,149,996
Drive Auto Receivables Trust
   Series 2006-2 Cl A2 (MBIA)
      07-15-11                                      5.30         5,725,000(d,n)         5,729,471
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
      06-20-31                                      5.78         6,775,000(d,n)         6,859,254
Ford Credit Floorplan Master Owner Trust
   Series 2006-3 Cl A
      06-15-11                                      5.53        16,100,000(b)          16,113,826
Hertz Vehicle Financing LLC
   Series 2004-1A Cl A3 (MBIA)
      05-25-09                                      2.85         1,800,000(d,n)         1,752,256
Metris Master Trust
   Series 2005-1A Cl D
      03-21-11                                      7.25           900,000(b,d)           898,635
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2 Cl AIO
      08-25-11                                      5.89         6,200,000(l)           1,480,014
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-3 Cl AIO
      01-25-12                                      0.00        11,400,000(l)           3,350,688
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-4 Cl AIO
      02-27-12                                      5.45        11,633,000(l)           3,235,603
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
      06-25-35                                      4.49         1,815,000              1,793,268
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
      02-25-36                                      5.57         2,755,000              2,744,614
Residential Asset Securities
   Series 2006-KS1 Cl A2
      02-25-36                                      5.49         5,955,000(b)           5,956,864
                                                                                  ---------------
Total                                                                                  66,240,449
-------------------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (12.2%)(f)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
      11-10-42                                      4.89         2,250,000              2,234,140
Banc of America Commercial Mtge
   Series 2005-4 Cl ASB
      07-10-45                                      4.87         3,225,000              3,156,241

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Banc of America Commercial Mtge
   Series 2006-2 Cl AAB
      05-10-45                                      5.72%   $    3,750,000        $     3,844,761
Banc of America Commercial Mtge
   Series 2006-4 Cl AAB
      07-10-46                                      5.60         4,300,000              4,367,095
Banc of America Large Loan
   Series 2006-LAQ Cl E
      02-09-21                                      5.73         2,175,000(b,d)         2,180,198
Banc of America Large Loan
   Series 2006-LAQ Cl F
      02-09-21                                      5.79         2,425,000(b,d)         2,430,790
Banc of America Large Loan
   Series 2006-LAQ Cl G
      02-09-21                                      5.88         1,700,000(b,d)         1,703,562
Bear Stearns Commercial Mtge Securities
   Series 2003-T10 Cl A1
      03-13-40                                      4.00           318,820                308,497
Bear Stearns Commercial Mtge Securities
   Series 2004-PWR5 Cl A3
      07-11-42                                      4.57         1,790,000              1,741,122
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
      10-12-42                                      5.16         1,700,000              1,652,196
Bear Stearns Commercial Mtge Securities
   Series 2006-PW14 Cl A4
      12-11-38                                      5.20         4,675,000              4,617,498
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
      11-15-30                                      5.68        17,400,000             17,710,267
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
      09-20-51                                      4.15         3,116,536(d)           3,060,121
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl ASB
      07-15-44                                      5.23         1,750,000              1,749,777
Commercial Mtge Acceptance
   Series 1999-C1 Cl A2
      06-15-31                                      7.03         8,586,893              8,852,923
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A Cl BFL
      02-05-19                                      5.66         1,425,000(b,d)         1,432,556
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
      03-15-39                                      5.66         6,700,000              6,877,986
Credit Suisse Mtge Capital Ctfs
   Series 2006-C4 Cl A3
      09-15-39                                      5.47        10,000,000             10,061,854
CS First Boston Mtge Securities
   Series 2001-CP4 Cl A4
      12-15-35                                      6.18        11,825,000             12,216,530
CS First Boston Mtge Securities
   Series 2003-CPN1 Cl A2
      03-15-35                                      4.60         2,825,000              2,723,635

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 167

RiverSource VP - Diversified Bond Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #385683
      02-01-13                                      4.83%   $    3,070,118        $     3,014,647
Federal Natl Mtge Assn #555806
      10-01-13                                      5.09           901,268                896,568
Federal Natl Mtge Assn #735390
      03-01-16                                      4.81         4,053,140              3,984,804
Federal Natl Mtge Assn #745629
      01-01-18                                      5.08         2,796,785              2,770,719
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
      03-10-40                                      4.12         5,150,000              4,984,016
GE Capital Commercial Mtge
   Series 2005-C1 Cl A5
      06-10-48                                      4.77         2,200,000              2,122,184
General Electric Capital Assurance
   Series 2003-1 Cl A3
      05-12-35                                      4.77         5,625,000(d)           5,532,658
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
      06-10-36                                      4.88         1,625,000              1,603,893
Greenwich Capital Commercial Funding
   Series 2006-GG7 Cl AAB
      07-10-38                                      5.91         6,025,000              6,254,994
GS Mtge Securities II
   Series 2004-GG2 Cl A4
      08-10-38                                      4.96         3,000,000              2,968,201
GS Mtge Securities II
   Series 2006-GG6 Cl A4
      04-10-38                                      5.55         4,975,000              5,051,536
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
      10-12-37                                      4.37         3,225,679              3,164,025
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
      07-12-37                                      5.26         5,975,000              5,968,417
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
      10-15-37                                      4.13         1,871,631              1,809,433
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
      03-12-39                                      3.97         1,811,300              1,756,209
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A2
      03-12-39                                      4.77         5,425,000              5,274,844
JPMorgan Chase Commercial Mtge Securities
   Series 2004-C2 Cl A2
      05-15-41                                      5.09         1,000,000                995,596
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
      01-12-37                                      4.18         1,950,000              1,895,412
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
      07-15-42                                      4.33         4,062,835              3,995,067
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB16 Cl A4
      05-12-45                                      5.55        15,850,000             16,077,632
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl A4
      04-15-43                                      5.48         5,675,000              5,725,034

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl ASB
      04-15-43                                      5.49%   $    4,425,000        $     4,464,472
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP8 Cl A4
      05-15-45                                      5.40         9,450,000              9,477,498
LB-UBS Commercial Mtge Trust
   Series 2006-C7 Cl A3
      11-15-38                                      5.35         4,350,000              4,349,891
LB-UBS Commercial Mtge Trust
   Series 2002-C2 Cl A3
      06-15-26                                      5.39         3,590,000              3,609,695
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A5
      09-15-31                                      4.85         3,000,000              2,946,617
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
      03-15-29                                      3.97         2,200,000              2,077,196
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
      12-15-29                                      4.20         3,700,000              3,601,728
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl AAB
      09-15-30                                      4.93         5,775,000              5,665,391
LB-UBS Commercial Mtge Trust
   Series 2006-C3 Cl AAB
      03-15-39                                      5.64         3,895,000              3,959,813
LB-UBS Commercial Mtge Trust
   Series 2006-C4 Cl AAB
      06-15-32                                      5.87         6,725,000              6,971,452
Morgan Stanley Capital I
   Series 2003-IQ4 Cl A1
      05-15-40                                      3.27         2,721,316              2,610,992
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
      06-13-41                                      4.34         2,625,000              2,565,905
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
      04-14-40                                      4.59         2,400,000              2,327,160
Morgan Stanley Capital I
   Series 2005-T19 Cl AAB
      06-12-47                                      4.85         6,025,000              5,899,149
Morgan Stanley Capital I
   Series 2006-T23 Cl AAB
      08-12-41                                      5.80         5,500,000              5,677,599
Morgan Stanley Capital I
   Series 2006-XLF Cl A2
      07-15-19                                      5.48         5,000,000(b,d)         5,002,572
Morgan Stanley Dean Witter Capital I
   Series 2002-TOP7 Cl A2
      01-15-39                                      5.98        10,810,000             11,154,184
Nomura Asset Securities
   Series 1998-D6 Cl A3
      03-15-30                                      6.99        16,965,000             18,699,239
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
      02-11-36                                      3.67         2,604,009              2,500,018

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
SBA CMBS Trust
   Series 2006-1A Cl B
      11-15-36                                      5.45%   $    3,750,000(d)     $     3,769,200
Wachovia Bank Commercial Mtge Trust
   Series 2003-C4 Cl A2
      04-15-35                                      4.57        11,250,000             10,954,484
Wachovia Bank Commercial Mtge Trust
   Series 2003-C7 Cl A2
      10-15-35                                      5.08        12,800,000(d)          12,626,657
Wachovia Bank Commercial Mtge Trust
   Series 2005-C18 Cl A4
      04-15-42                                      4.94         2,900,000              2,822,463
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
      07-15-42                                      5.09         2,975,000              2,950,973
Wachovia Bank Commercial Mtge Trust
   Series 2006-C24 Cl APB
      03-15-45                                      5.58         3,200,000              3,244,130
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl A3
      07-15-45                                      5.77         4,300,000              4,421,172
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl APB
      07-15-45                                      5.73         6,000,000              6,136,551
Wachovia Bank Commercial Mtge Trust
   Series 2006-C29 Cl A4
      11-15-48                                      5.31         6,175,000              6,140,987
                                                                                  ---------------
Total                                                                                 335,394,826
-------------------------------------------------------------------------------------------------

MORTGAGE-BACKED (50.5%)(f)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
      03-25-36                                      5.71         5,250,827(m)           5,267,156
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
      03-25-36                                      5.97         6,243,022(m)           6,244,145
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-2 Cl 2A2
      09-25-46                                      5.55        12,948,101(m)          12,917,111
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-3 Cl 3A2
      10-25-46                                      5.61         7,950,673(m)           7,973,084
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-A Cl 3A2
      02-20-36                                      5.92         4,247,678(m)           4,255,027
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 1A1
      01-25-34                                      6.00         2,786,114              2,761,067
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
      01-25-19                                      4.75         2,048,652              1,980,791

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

168 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2004-3 Cl 1A1
      04-25-34                                      6.00%   $    4,970,528        $     4,972,084
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 1CB1
      01-25-37                                      6.00        29,850,000(e)          29,966,602
Bank of America Funding
   Collateralized Mtge Obligation
   Series 2006-2N Cl N1
      11-25-46                                      7.25         1,333,669(d)           1,322,043
Bear Stearns Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-8 Cl A4
      08-25-35                                      5.09         5,650,000(d,m)         5,496,011
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11T1 Cl A1
      07-25-18                                      4.75         1,985,253              1,919,491
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-14 Cl 2A2
      05-25-35                                      5.57         8,509,593(b)           8,509,148
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
      11-25-35                                      5.50         3,603,261              3,604,585
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 3A7
      11-25-35                                      5.50         3,675,390              3,676,730
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
      12-25-35                                      5.50         7,048,982              7,067,090
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
      04-25-35                                      7.50         3,036,853              3,147,333
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-85CB Cl 2A2
      02-25-36                                      5.50         2,588,856              2,587,734
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
      05-25-36                                      6.00         7,000,000              7,067,782
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
      03-25-36                                      6.00         6,564,097              6,563,672
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-31CB Cl A16
      11-25-36                                      6.00        13,075,000             13,207,450

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-43 CB Cl 1A4
      02-25-37                                      6.00%   $   18,850,000        $    18,955,295
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-OA8 Cl 1A2
      07-25-46                                      5.58        12,551,189(b)          12,582,551
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
      06-25-35                                      7.00         3,861,742(d)           3,995,159
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
      03-20-36                                      5.38         3,651,442(m)           3,630,118
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB5 Cl 2A2
      09-20-36                                      5.95        10,319,912(m)          10,383,999
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-OA5 Cl 2A2
      04-25-46                                      5.62         8,138,222(m)           8,142,135
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2003-29 Cl 8A1
      11-25-18                                      6.00         2,139,269              2,140,265
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
      01-25-36                                      7.00         5,786,619              5,908,755
Deutsche Bank Alternative Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl A3
      02-25-37                                      5.44         8,200,000(b)           8,202,378
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
      08-19-45                                      6.38        33,452,625(l)             397,250
Federal Home Loan Mtge Corp
      01-01-37                                      5.50        31,000,000(e)          30,651,250
      01-01-37                                      6.00        20,400,000(e)          20,546,676
Federal Home Loan Mtge Corp #1G2496
      09-01-36                                      6.21         7,312,966(m)           7,376,516
Federal Home Loan Mtge Corp #1J1445
      01-01-37                                      5.92        20,227,531(m)          20,316,026
Federal Home Loan Mtge Corp #A27373
      10-01-34                                      6.50           757,762                772,548
Federal Home Loan Mtge Corp #B11452
      12-01-18                                      6.00         1,454,275              1,473,961
Federal Home Loan Mtge Corp #C00356
      08-01-24                                      8.00           112,578                118,612
Federal Home Loan Mtge Corp #C14412
      09-01-28                                      6.00         1,327,741              1,343,820
Federal Home Loan Mtge Corp #C53878
      12-01-30                                      5.50         1,041,675              1,035,554

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #C59161
      10-01-31                                      6.00%   $    2,961,382        $     2,992,288
Federal Home Loan Mtge Corp #C79930
      06-01-33                                      5.50         2,756,247              2,729,882
Federal Home Loan Mtge Corp #C80198
      08-01-24                                      8.00            65,569                 69,084
Federal Home Loan Mtge Corp #C80253
      01-01-25                                      9.00            63,559                 68,756
Federal Home Loan Mtge Corp #C90767
      12-01-23                                      6.00         4,327,247              4,384,312
Federal Home Loan Mtge Corp #D95319
      03-01-22                                      6.00           440,135                446,245
Federal Home Loan Mtge Corp #D96300
      10-01-23                                      5.50           350,116                348,644
Federal Home Loan Mtge Corp #E01127
      02-01-17                                      6.50         2,876,328              2,943,747
Federal Home Loan Mtge Corp #E01419
      05-01-18                                      5.50         1,529,970              1,532,529
Federal Home Loan Mtge Corp #E97591
      06-01-18                                      5.50           340,336                341,077
Federal Home Loan Mtge Corp #E98725
      08-01-18                                      5.00         4,779,330              4,708,176
Federal Home Loan Mtge Corp #E99684
      10-01-18                                      5.00         3,967,017              3,907,718
Federal Home Loan Mtge Corp #G01108
      04-01-30                                      7.00         2,245,675              2,314,277
Federal Home Loan Mtge Corp #G01427
      12-01-31                                      6.50           678,417                694,330
Federal Home Loan Mtge Corp #G01535
      04-01-33                                      6.00           559,587                567,490
Federal Home Loan Mtge Corp #G10198
      05-01-07                                      9.00               374                    375
Federal Home Loan Mtge Corp #G30225
      02-01-23                                      6.00         5,513,959              5,590,512
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
      06-15-20                                      8.00             9,659                  9,601
      03-15-22                                      7.00           810,238                808,800
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2590 Cl BI
      02-15-14                                      2.28           935,218(l)              38,749
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2718 Cl IA
      10-15-22                                     20.00         3,047,812(l)             113,161
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2576 Cl KJ
      02-15-33                                      5.50         5,128,645              5,132,458
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2641 Cl KC
      01-15-18                                      6.50         1,995,339              2,047,851

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 169

RiverSource VP - Diversified Bond Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
      01-01-22                                      5.50%   $   15,000,000(e)     $    14,995,320
      01-01-22                                      6.00        11,000,000(e)          11,151,250
      01-01-37                                      5.50        58,000,000(e)          57,311,250
      01-01-37                                      6.00       100,350,000(e)         101,008,295
      01-01-37                                      6.50        10,000,000(e)          10,187,500
Federal Natl Mtge Assn #125032
      11-01-21                                      8.00            24,786                 26,140
Federal Natl Mtge Assn #125474
      02-01-27                                      7.50           684,433                714,690
Federal Natl Mtge Assn #190353
      08-01-34                                      5.00        12,223,625             11,816,204
Federal Natl Mtge Assn #190764
      09-01-07                                      8.50             3,009                  3,007
Federal Natl Mtge Assn #190899
      04-01-23                                      8.50           283,618                298,680
Federal Natl Mtge Assn #190988
      06-01-24                                      9.00           306,034                325,628
Federal Natl Mtge Assn #253883
      08-01-16                                      6.00           660,907                670,743
Federal Natl Mtge Assn #254224
      02-01-17                                      7.00           940,947                967,377
Federal Natl Mtge Assn #254560
      11-01-32                                      5.00         3,241,175              3,136,357
Federal Natl Mtge Assn #254675
      01-01-23                                      6.50           158,398                162,370
Federal Natl Mtge Assn #254906
      10-01-18                                      4.50         5,256,170              5,082,977
Federal Natl Mtge Assn #254916
      09-01-23                                      5.50         4,343,047              4,322,245
Federal Natl Mtge Assn #255788
      06-01-15                                      5.50         5,244,211              5,259,808
Federal Natl Mtge Assn #256171
      03-01-26                                      6.00        24,106,134             24,367,224
Federal Natl Mtge Assn #256339
      07-01-36                                      5.50        21,428,752             21,069,820
Federal Natl Mtge Assn #303727
      02-01-11                                      6.00            87,188                 88,082
Federal Natl Mtge Assn #442411
      11-01-28                                      6.50         1,199,660              1,231,353
Federal Natl Mtge Assn #445254
      12-01-13                                      5.50         1,915,288              1,923,480
Federal Natl Mtge Assn #446964
      10-01-28                                      6.00         3,666,761              3,708,539
Federal Natl Mtge Assn #450370
      01-01-29                                      6.50         1,752,665              1,798,967
Federal Natl Mtge Assn #484820
      04-01-14                                      5.50            11,799                 11,849
Federal Natl Mtge Assn #50553
      04-01-22                                      8.00            93,853                 99,080
Federal Natl Mtge Assn #510587
      08-01-29                                      7.00           123,080                126,889
Federal Natl Mtge Assn #545339
      11-01-31                                      6.50           101,451                104,294
Federal Natl Mtge Assn #545342
      04-01-13                                      7.00         1,021,842              1,029,891
Federal Natl Mtge Assn #545869
      07-01-32                                      6.50         1,474,642              1,511,110

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #545885
      08-01-32                                      6.50%   $    3,115,820        $     3,187,889
Federal Natl Mtge Assn #545910
      08-01-17                                      6.00         1,705,539              1,734,071
Federal Natl Mtge Assn #555375
      04-01-33                                      6.00         9,289,331              9,412,131
Federal Natl Mtge Assn #555376
      04-01-18                                      4.50           210,874                203,925
Federal Natl Mtge Assn #555458
      05-01-33                                      5.50        11,456,196             11,352,403
Federal Natl Mtge Assn #555528
      04-01-33                                      6.00        25,441,538             25,673,708
Federal Natl Mtge Assn #555734
      07-01-23                                      5.00         3,329,456              3,243,734
Federal Natl Mtge Assn #555740
      08-01-18                                      4.50         1,913,148              1,849,476
Federal Natl Mtge Assn #576603
      03-01-15                                      6.00         3,102,114              3,150,113
Federal Natl Mtge Assn #606882
      10-01-31                                      7.00           465,012                478,507
Federal Natl Mtge Assn #609621
      11-01-31                                      7.00         2,485,110              2,557,228
Federal Natl Mtge Assn #617746
      08-01-32                                      6.50           206,833                211,574
Federal Natl Mtge Assn #626720
      01-01-17                                      6.00           174,068                176,659
Federal Natl Mtge Assn #630599
      05-01-32                                      7.00         3,250,745              3,344,002
Federal Natl Mtge Assn #634367
      03-01-17                                      6.50           996,195              1,014,010
Federal Natl Mtge Assn #646938
      06-01-32                                      7.00         1,524,484              1,568,218
Federal Natl Mtge Assn #647549
      08-01-17                                      6.00         1,446,433              1,467,686
Federal Natl Mtge Assn #650159
      10-01-32                                      6.50         2,441,478              2,515,516
Federal Natl Mtge Assn #652600
      02-01-18                                      5.50         6,321,518              6,336,604
Federal Natl Mtge Assn #667604
      10-01-32                                      5.50         5,992,292              5,932,439
Federal Natl Mtge Assn #667721
      03-01-33                                      6.00         2,115,736              2,137,671
Federal Natl Mtge Assn #667787
      02-01-18                                      5.50           761,506                762,960
Federal Natl Mtge Assn #669925
      09-01-17                                      6.50         2,313,134              2,376,004
Federal Natl Mtge Assn #670382
      09-01-32                                      6.00         6,008,877              6,063,711
Federal Natl Mtge Assn #670387
      08-01-32                                      7.00           786,967                810,293
Federal Natl Mtge Assn #672289
      12-01-17                                      5.50           510,020                511,557
Federal Natl Mtge Assn #678028
      09-01-17                                      6.00           530,003                537,790
Federal Natl Mtge Assn #683116
      02-01-33                                      6.00           298,516                301,240
Federal Natl Mtge Assn #684585
      02-01-33                                      5.50           544,617                539,762

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #684586
      03-01-33                                      6.00%   $    1,724,179        $     1,741,212
Federal Natl Mtge Assn #684601
      03-01-33                                      6.00         1,213,955              1,230,577
Federal Natl Mtge Assn #687051
      01-01-33                                      6.00         5,679,867              5,711,225
Federal Natl Mtge Assn #687736
      02-01-33                                      5.50         2,740,298              2,712,364
Federal Natl Mtge Assn #688691
      03-01-33                                      5.50           557,077                551,398
Federal Natl Mtge Assn #689093
      07-01-28                                      5.50         1,531,522              1,522,620
Federal Natl Mtge Assn #694316
      03-01-18                                      5.50         1,727,013              1,731,402
Federal Natl Mtge Assn #694546
      03-01-33                                      5.50         1,945,603              1,925,771
Federal Natl Mtge Assn #694628
      04-01-33                                      5.50         2,333,029              2,313,507
Federal Natl Mtge Assn #694795
      04-01-33                                      5.50         2,977,836              2,952,299
Federal Natl Mtge Assn #694988
      03-01-33                                      5.50         5,968,729              5,911,356
Federal Natl Mtge Assn #695202
      03-01-33                                      6.50         2,189,030              2,234,799
Federal Natl Mtge Assn #695220
      04-01-33                                      5.50           170,566                168,827
Federal Natl Mtge Assn #705096
      06-01-18                                      5.00           455,568                449,165
Federal Natl Mtge Assn #709901
      06-01-18                                      5.00         2,837,988              2,798,434
Federal Natl Mtge Assn #711501
      05-01-33                                      5.50         1,497,759              1,485,887
Federal Natl Mtge Assn #720006
      07-01-33                                      5.50         4,088,995              4,047,313
Federal Natl Mtge Assn #720378
      06-01-18                                      4.50         3,550,557              3,433,564
Federal Natl Mtge Assn #723687
      08-01-28                                      5.50         2,198,373              2,185,595
Federal Natl Mtge Assn #725232
      03-01-34                                      5.00        12,575,583             12,164,727
Federal Natl Mtge Assn #725284
      11-01-18                                      7.00           107,266                110,414
Federal Natl Mtge Assn #725424
      04-01-34                                      5.50        27,111,847             26,835,477
Federal Natl Mtge Assn #725425
      04-01-34                                      5.50        15,094,884             14,942,011
Federal Natl Mtge Assn #725684
      05-01-18                                      6.00         5,210,196              5,289,773
Federal Natl Mtge Assn #725719
      07-01-33                                      4.84         3,246,428(m)           3,183,091
Federal Natl Mtge Assn #725737
      08-01-34                                      4.53         3,081,440(m)           3,061,842
Federal Natl Mtge Assn #725773
      09-01-34                                      5.50        18,675,054             18,474,843
Federal Natl Mtge Assn #725813
      12-01-33                                      6.50         7,502,711              7,659,578
Federal Natl Mtge Assn #726940
      08-01-23                                      5.50            58,816                 58,530

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

170 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #730153
      08-01-33                                      5.50%   $      596,219        $       590,141
Federal Natl Mtge Assn #730231
      08-01-23                                      5.50         6,626,486              6,594,748
Federal Natl Mtge Assn #731075
      07-01-18                                      5.50           142,563                142,914
Federal Natl Mtge Assn #731417
      09-01-18                                      5.50         1,665,434              1,669,421
Federal Natl Mtge Assn #732094
      08-01-18                                      5.50           111,562                111,865
Federal Natl Mtge Assn #735057
      01-01-19                                      4.50         4,438,032              4,291,797
Federal Natl Mtge Assn #735949
      10-01-35                                      4.99         9,852,688(m)           9,813,654
Federal Natl Mtge Assn #737330
      09-01-18                                      5.50         1,312,800              1,315,790
Federal Natl Mtge Assn #742840
      10-01-18                                      5.50         1,221,226              1,223,997
Federal Natl Mtge Assn #743262
      10-01-18                                      5.00         2,856,961              2,815,953
Federal Natl Mtge Assn #743455
      10-01-18                                      5.50         4,500,583              4,510,406
Federal Natl Mtge Assn #745563
      08-01-34                                      5.50        15,554,463             15,395,906
Federal Natl Mtge Assn #745802
      07-01-36                                      6.00        24,267,383             24,431,693
Federal Natl Mtge Assn #747584
      11-01-28                                      5.50         3,949,034              3,926,079
Federal Natl Mtge Assn #753919
      12-01-33                                      4.95         3,322,652(m)           3,262,889
Federal Natl Mtge Assn #756844
      02-01-19                                      5.00         2,167,423              2,133,097
Federal Natl Mtge Assn #759342
      01-01-34                                      6.50           797,999                819,997
Federal Natl Mtge Assn #761031
      01-01-34                                      5.00           458,060                443,151
Federal Natl Mtge Assn #763703
      04-01-34                                      5.50        26,613,038(e)          26,327,726
Federal Natl Mtge Assn #765758
      02-01-19                                      5.00         2,680,870              2,641,420
Federal Natl Mtge Assn #765760
      02-01-19                                      5.00           267,189                263,257
Federal Natl Mtge Assn #776962
      04-01-29                                      5.00         8,835,844              8,548,254
Federal Natl Mtge Assn #776987
      04-01-29                                      5.00           301,517                291,703
Federal Natl Mtge Assn #779676
      06-01-34                                      5.00        25,726,456             24,868,979
Federal Natl Mtge Assn #785738
      11-01-19                                      5.00         9,616,794(e)           9,464,490
Federal Natl Mtge Assn #811114
      02-01-35                                      5.50        21,622,798             21,375,832
Federal Natl Mtge Assn #837258
      09-01-35                                      4.92         2,177,671(m)           2,184,705
Federal Natl Mtge Assn #844257
      11-01-35                                      5.09        10,536,916(m)          10,539,233
Federal Natl Mtge Assn #845070
      12-01-35                                      5.09         4,236,126(m)           4,214,270

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #850855
      12-01-35                                      4.99%   $    8,400,139(m)     $     8,341,169
Federal Natl Mtge Assn #878661
      02-01-36                                      5.50        15,755,608             15,501,627
Federal Natl Mtge Assn #881629
      02-01-36                                      5.50        11,405,622             11,221,764
Federal Natl Mtge Assn #883201
      07-01-36                                      6.50         3,970,390              4,072,604
Federal Natl Mtge Assn #885871
      06-01-36                                      7.00         5,694,134              5,883,905
Federal Natl Mtge Assn #886404
      08-01-36                                      6.50        11,358,498             11,572,653
Federal Natl Mtge Assn #886461
      08-01-36                                      6.19         5,597,836(m)           5,668,984
Federal Natl Mtge Assn #886464
      08-01-36                                      6.50         5,783,485              5,892,527
Federal Natl Mtge Assn #887096
      07-01-36                                      5.81        12,788,642(m)          12,946,205
Federal Natl Mtge Assn #887589
      07-01-36                                      6.50         8,152,973              8,362,821
Federal Natl Mtge Assn #900197
      10-01-36                                      5.98         9,572,875(m)           9,632,514
Federal Natl Mtge Assn #901922
      10-01-36                                      5.79        10,742,007(m)          10,815,858
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24 Cl PI
      12-25-12                                     20.00           565,898(l)              11,312
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71 Cl IM
      12-25-31                                     14.12         1,790,666(l)             280,286
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84 Cl GI
      12-25-22                                     12.17         1,678,796(l)             224,943
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 367 Cl 2
      01-25-36                                      8.45        13,179,749(l)           3,105,478
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133 Cl GB
      12-25-26                                      8.00         1,555,048              1,638,771
Govt Natl Mtge Assn #3900
      09-20-36                                      6.50        22,757,340             23,263,941
Govt Natl Mtge Assn #3920
      11-20-36                                      6.00        18,815,482             19,030,788
Govt Natl Mtge Assn #604708
      10-15-33                                      5.50         3,822,127              3,808,171
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-70 Cl IC
      08-20-32                                     15.75         3,185,181(l)             534,551

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-80 Cl CI
      01-20-32                                     20.00%   $      668,236(l)     $        59,154
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
      01-19-36                                      5.69         5,537,809(m)           5,544,128
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-12 Cl 2A11
      12-19-36                                      5.44        17,943,317(m)          17,943,317
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 2A1B
      07-19-46                                      5.58         3,624,493(m)           3,625,960
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-8 Cl 2A1B
      08-21-46                                      5.60        13,597,836(m)          13,591,823
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 2AB2
      11-19-36                                      5.60        17,826,636(m)          17,866,305
Harborview Nim
   Collateralized Mtge Obligation
   Series 2006-7A Cl N1
      09-19-36                                      6.41           965,978(d,m)           961,148
Harborview Nim
   Collateralized Mtge Obligation
   Series 2006-8A Cl N1
      07-21-36                                      6.41           978,154(d)             974,486
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR8 Cl AX1
      04-25-35                                      4.50        69,517,964(l)             630,007
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-AR25 Cl 1A21
      12-25-35                                      5.88         5,291,954(m)           5,300,016
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-AR35 Cl 2A2
      01-25-37                                      5.45        10,811,192(m)          10,815,516
IndyMac Index Nim
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl N1
      06-25-46                                      6.65         1,963,945(d)           1,956,581
Lehman XS Net Interest Margin Nts
   Collateralized Mtge Obligation
   Series 2006-2N Cl A1
      02-27-46                                      7.00           916,532(d)             917,100
Lehman XS Net Interest Margin Nts
   Series 2006-AR8 Cl A1
      10-28-46                                      6.25         1,187,522(d)           1,182,772

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 171

RiverSource VP - Diversified Bond Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
      02-25-19                                      5.00%   $    3,420,797        $     3,338,492
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
      08-25-19                                      5.00         2,326,896              2,251,668
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
      09-25-19                                      5.00         3,182,007              3,081,201
Rali NIM
   Collateralized Mtge Obligation
   Series 2006-QO4 Cl N1
      04-25-46                                      6.05         1,219,296(d)           1,213,961
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QS3 Cl 1A10
      03-25-36                                      6.00         4,428,953              4,480,145
Sequoia Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl A2
      02-25-36                                      6.11         5,604,449              5,678,428
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 4A1
      06-25-36                                      5.97         7,858,639(m)           7,880,434
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
      10-25-33                                      5.50        11,280,462             11,055,892
Washington Mutual Alternative Mtge Loan Trust
   Pass-Through Ctfs
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR1 Cl X2
      12-25-35                                      7.10        29,216,800(l)             262,495
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
      10-25-33                                      4.06         4,425,000(m)           4,368,595
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
      07-25-19                                      4.50         2,313,951              2,193,163
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR14 Cl 2A1
      12-25-35                                      5.30         7,772,256(m)           7,709,449
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
      12-25-45                                      5.51         1,120,208(m)           1,120,430
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR8 Cl 2AB1
      07-25-45                                      5.60         4,306,335(m)           4,308,300

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
      10-25-35                                      5.00%   $    9,315,711        $     8,957,615
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
      05-25-35                                      5.50         7,508,411              7,377,014
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl 5A1
      03-25-36                                      5.11         9,560,616(m)           9,449,124
                                                                                  ---------------
Total                                                                               1,383,236,925
-------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
DRS Technologies
      02-01-16                                      6.63           660,000                664,950
L-3 Communications
      06-15-12                                      7.63           490,000                507,150
L-3 Communications
   Sr Sub Nts
   Series B
      10-15-15                                      6.38           615,000                608,850
                                                                                  ---------------
Total                                                                                   1,780,950
-------------------------------------------------------------------------------------------------

BANKING (1.9%)
Bank of America
   Sub Nts
      10-15-36                                      6.00        13,590,000             14,045,673
Citigroup
   Sub Nts
      08-25-36                                      6.13         3,200,000              3,332,154
Manufacturers & Traders Trust
   Sub Nts
      12-01-21                                      5.63         4,130,000(b)           4,095,396
Popular North America
   Sr Nts
      10-01-08                                      3.88        19,770,000             19,258,629
Wells Fargo Bank
   Sub Nts
      08-26-36                                      5.95        10,595,000             10,935,947
                                                                                  ---------------
Total                                                                                  51,667,799
-------------------------------------------------------------------------------------------------

BROKERAGE (--%)
LaBranche & Co
   Sr Nts
      05-15-12                                     11.00           605,000               651,888
-------------------------------------------------------------------------------------------------

CHEMICALS (0.2%)
NewMarket
   Sr Nts
      12-15-16                                      7.13           200,000(d)             200,000
Potash - Saskatchewan
      12-01-36                                      5.88         5,745,000(c)           5,550,573
PQ
      02-15-13                                      7.50            80,000                 78,800
                                                                                  ---------------
Total                                                                                   5,829,373
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
ELECTRIC (2.6%)
Aquila Canada Finance
      06-15-11                                      7.75%   $      645,000(c)     $       680,629
Arizona Public Service
      05-15-15                                      4.65         9,620,000              8,871,707
Baltimore Gas & Electric
   Sr Unsecured
      10-01-36                                      6.35         2,410,000(d)           2,460,183
CMS Energy
   Sr Nts
      01-15-09                                      7.50           860,000                886,875
Commonwealth Edison
   1st Mtge
      04-15-15                                      4.70         5,535,000              5,156,683
Commonwealth Edison
   1st Mtge Series 104
      08-15-16                                      5.95         4,080,000              4,124,909
Consumers Energy
   1st Mtge
      02-15-12                                      5.00         3,260,000              3,180,394
Consumers Energy
   1st Mtge Series H
      02-17-09                                      4.80        10,300,000             10,165,028
Duke Energy Indiana
      10-15-35                                      6.12         7,675,000              7,710,412
Edison Mission Energy
   Sr Unsecured
      06-15-13                                      7.50           470,000                491,150
Exelon
      06-15-10                                      4.45         9,060,000              8,763,792
Florida Power
   1st Mtge
      07-15-11                                      6.65         1,650,000              1,729,545
Indiana Michigan Power
   Sr Nts
      03-15-37                                      6.05         4,565,000              4,480,698
IPALCO Enterprises
   Secured
      11-14-08                                      8.38           265,000                274,938
      11-14-11                                      8.63         1,765,000              1,919,438
Midwest Generation LLC
   Series B
      01-02-16                                      8.56           107,689                118,727
Northern States Power
   Sr Nts
      08-01-09                                      6.88         5,240,000              5,424,165
NRG Energy
      02-01-14                                      7.25           575,000                579,313
      01-15-17                                      7.38           195,000                195,488
PacifiCorp
   1st Mtge
      06-15-35                                      5.25         1,055,000                965,702
Sierra Pacific Power
   Series M
      05-15-16                                      6.00         2,275,000              2,279,964
Xcel Energy
   Sr Nts
      07-01-08                                      3.40           330,000                320,321
                                                                                  ---------------
Total                                                                                  70,780,061
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

172 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
      07-01-15                                      9.30%   $    2,497,893(j)     $     2,597,808
-------------------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.5%)
Cadbury Schweppes US Finance LLC
      10-01-08                                      3.88        12,285,000(d)          11,964,116
Cott Beverages USA
      12-15-11                                      8.00         2,005,000              2,045,100
                                                                                  ---------------
Total                                                                                  14,009,216
-------------------------------------------------------------------------------------------------

GAMING (0.1%)
Mohegan Tribal Gaming Authority
      02-15-15                                      6.88         1,085,000              1,087,713
Mohegan Tribal Gaming Authority
   Sr Nts
      02-15-13                                      6.13           290,000                287,825
Mohegan Tribal Gaming Authority
   Sr Sub Nts
      04-01-12                                      8.00           380,000                395,675
Pokagon Gaming Authority
   Sr Nts
      06-15-14                                     10.38           155,000(d)             169,725
                                                                                  ---------------
Total                                                                                   1,940,938
-------------------------------------------------------------------------------------------------

GAS PIPELINES (0.3%)
ANR Pipeline
      03-15-10                                      8.88           880,000                923,199
Colorado Interstate Gas
   Sr Nts
      03-15-15                                      5.95           295,000                291,066
      11-15-15                                      6.80           645,000                670,659
Regency Energy Partners LP/Finance
   Sr Unsecured
      12-15-13                                      8.38           395,000(d)             395,988
Southern Natural Gas
      03-15-10                                      8.88           410,000                430,127
Southern Star Central
   Sr Nts
      03-01-16                                      6.75         1,490,000              1,486,275
Transcontinental Gas Pipe Line
   Series B
      08-15-11                                      7.00           910,000                935,025
Transcontinental Gas Pipe Line
   Sr Unsecured
      04-15-16                                      6.40           546,000                551,460
Williams Companies
   Sr Nts
      07-15-19                                      7.63         1,599,000              1,710,930
                                                                                  ---------------
Total                                                                                   7,394,729
-------------------------------------------------------------------------------------------------

HEALTH CARE (0.4%)
Cardinal Health
      06-15-15                                      4.00         7,850,000              6,960,045
Community Health Systems
   Sr Sub Nts
      12-15-12                                      6.50           165,000                162,525
HCA
  Secured
      11-15-14                                      9.13           130,000(d)             138,450
      11-15-16                                      9.25           570,000(d)             608,475

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
HEALTH CARE (CONT.)
Omnicare
   Sr Sub Nts
      12-15-13                                      6.75%   $      850,000        $       839,375
      12-15-15                                      6.88         1,040,000              1,027,000
Triad Hospitals
   Sr Nts
      05-15-12                                      7.00           435,000                442,613
Triad Hospitals
   Sr Sub Nts
      11-15-13                                      7.00           550,000                553,438
                                                                                  ---------------
Total                                                                                  10,731,921
-------------------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.2%)
CIGNA
   Sr Unsecured
      11-15-36                                      6.15         6,435,000              6,371,165
-------------------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.8%)
Chesapeake Energy
      08-15-17                                      6.50           620,000                606,050
Denbury Resources
   Sr Sub Nts
      12-15-15                                      7.50            80,000                 81,200
EnCana
   Sr Nts
      10-15-13                                      4.75         5,200,000(c)           4,944,524
Pioneer Natural Resources
      05-01-18                                      6.88         2,755,000              2,679,816
Range Resources
      03-15-15                                      6.38           795,000                775,125
      05-15-16                                      7.50           160,000                164,000
XTO Energy
      01-31-15                                      5.00         9,385,000              8,911,837
XTO Energy
   Sr Unsecured
      06-30-15                                      5.30         5,130,000              4,963,239
                                                                                  ---------------
Total                                                                                  23,125,791
-------------------------------------------------------------------------------------------------

LIFE INSURANCE (0.4%)
Prudential Financial
      12-14-36                                      5.70        11,680,000             11,332,803
-------------------------------------------------------------------------------------------------

MEDIA CABLE (--%)
Videotron Ltee
      01-15-14                                      6.88           855,000(c)             860,344
-------------------------------------------------------------------------------------------------

MEDIA NON CABLE (0.3%)
Clear Channel Communications
   Sr Nts
      09-15-14                                      5.50         1,255,000              1,058,668
Dex Media West LLC/Finance
   Sr Nts Series B
      08-15-10                                      8.50           335,000                347,981
Gray Television
      12-15-11                                      9.25            25,000                 26,156
Idearc
   Sr Nts
      11-15-16                                      8.00           720,000(d)             733,500
Lamar Media
      01-01-13                                      7.25           216,000                220,050

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MEDIA NON CABLE (CONT.)
News America
      12-15-35                                      6.40%   $    4,140,000        $     4,112,816
Radio One
   Series B
      07-01-11                                      8.88           535,000                552,388
RH Donnelley
   Sr Disc Nts Series A-1
      01-15-13                                      6.88           595,000                570,456
Sinclair Broadcast Group
      03-15-12                                      8.00           585,000                604,013
Sun Media
      02-15-13                                      7.63           400,000(c)             405,500
                                                                                  ---------------
Total                                                                                   8,631,528
-------------------------------------------------------------------------------------------------

METALS (0.2%)
Reliance Steel & Aluminum
      11-15-16                                      6.20         1,405,000(d)           1,395,678
      11-15-36                                      6.85         3,050,000(d)           2,995,482
                                                                                  ---------------
Total                                                                                   4,391,160
-------------------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.2%)
Halliburton
   Sr Unsecured
      10-15-10                                      5.50         3,010,000              3,004,651
OPTI Canada
      12-15-14                                      8.25           950,000(c,d)           971,375
Pride Intl
   Sr Nts
      07-15-14                                      7.38         1,020,000              1,053,150
                                                                                  ---------------
Total                                                                                   5,029,176
-------------------------------------------------------------------------------------------------

PAPER (0.1%)
Cascades
   Sr Nts
      02-15-13                                      7.25            90,000(c)              89,775
Georgia-Pacific
      01-15-17                                      7.13         2,285,000(d)           2,279,288
Norampac
   Sr Nts
      06-01-13                                      6.75           150,000(c)             145,875
                                                                                  ---------------
Total                                                                                   2,514,938
-------------------------------------------------------------------------------------------------

RETAILERS (1.0%)
Home Depot
   Sr Unsecured
      03-01-16                                      5.40         3,390,000              3,315,576
      12-16-36                                      5.88        11,740,000             11,520,743
May Department Stores
      07-15-09                                      4.80         9,636,000              9,482,258
United Auto Group
      03-15-12                                      9.63           490,000                515,113
United Auto Group
   Sr Sub Nts
      12-15-16                                      7.75           910,000(d)             911,138
Wal-Mart Stores
   09-01-35                                         5.25         1,530,000              1,404,997
                                                                                  ---------------
Total                                                                                  27,149,825
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 173

RiverSource VP - Diversified Bond Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
TECHNOLOGY (--%)
NXP Funding LLC
   Secured
      10-15-13                                      8.12%   $      855,000(b,c,d) $       867,825
-------------------------------------------------------------------------------------------------

WIRELESS (1.2%)
American Tower
   Sr Nts
      10-15-12                                      7.13           160,000                164,400
Nextel Communications
   Series F
      03-15-14                                      5.95        34,660,000             33,752,463
                                                                                  ---------------
Total                                                                                  33,916,863
-------------------------------------------------------------------------------------------------

WIRELINES (2.8%)
Qwest
      03-15-12                                      8.88           695,000                774,056
Qwest
   Sr Unsecured
      10-01-14                                      7.50         1,730,000              1,833,800
Telecom Italia Capital
      10-01-15                                      5.25        17,950,000(c)          16,767,257
TELUS
      06-01-11                                      8.00        19,070,000(c)          20,853,750
Valor Telecommunications Enterprises LLC/Finance
      02-15-15                                      7.75           160,000                172,200
Verizon New York
   Series A
      04-01-12                                      6.88        18,065,000             18,728,292

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
WIRELINES (CONT.)
Verizon Pennsylvania
   Series A
      11-15-11                                      5.65%   $   15,843,000        $    15,914,294
Windstream
   Sr Nts
      08-01-16                                      8.63         1,995,000(d)           2,184,525
                                                                                  ---------------
Total                                                                                  77,228,174
-------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $2,764,355,641)                                                            $ 2,757,279,974
-------------------------------------------------------------------------------------------------

SENIOR LOANS (0.8%)(p)

BORROWER                                           COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
AUTOMOTIVE (--%)
Ford Motor
   Tranche B Term Loan
      11-29-13                                      8.36%   $    1,315,000(e)     $     1,317,262
-------------------------------------------------------------------------------------------------

HEALTH CARE (0.3%)
HCA
   Tranche B Term Loan
      11-14-13                                      7.86         7,960,000              8,044,615
-------------------------------------------------------------------------------------------------

MEDIA NON CABLE (0.1%)
VNU
   Tranche B Term Loan
      08-09-13                                      8.13         3,760,000(c,e)         3,785,869
-------------------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)

BORROWER                                           COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
PAPER (0.2%)
Georgia Pacific
   2nd Lien Tranche C Term Loan
      12-23-13                                      8.35%   $    4,380,000(e)     $     4,386,570
-------------------------------------------------------------------------------------------------

RETAILERS (0.1%)
Michaels Stores
   Tranche B Term Loan
      10-31-13                                      8.38         2,100,000              2,111,718
-------------------------------------------------------------------------------------------------

TECHNOLOGY (0.1%)
West Corp
   Tranche B Term Loan
      10-24-13                                      8.10         2,505,000(e)           2,506,177
-------------------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $22,092,512)                                                               $    22,152,211
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (13.4%)(h)

                                                                  SHARES              VALUE(a)
RiverSource Short-Term
   Cash Fund                                                   367,744,020(i)     $   367,744,020
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $367,744,020)                                                              $   367,744,020
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,154,192,173)(q)                                                         $ 3,147,176,205
=================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2006, the value of foreign securities represented 2.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2006, the value of these securities amounted to $108,751,948 or 4.0% of net assets.

(e) At Dec. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $325,676,209.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation.
      Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Dec. 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(h) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.8% of net assets. See
      Note 6 to the financial statements. 9.6% of net assets is the Fund's cash equivalent position.

(i)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(j)   Identifies issues considered to be illiquid as to their marketability
      (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's
      Board of Directors. Information concerning such security holdings at Dec. 31, 2006, is as follows:

                                             ACQUISITION
      SECURITY                                  DATE                      COST
      ------------------------------------------------------------------------
      United Artists Theatre Circuit
         9.30% 2015                            12-08-95             $2,497,893


------------------------------------------------------------------------------

174 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

NOTES TO INVESTMENTS IN SECURITIES

(k) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

      TYPE OF SECURITY                                        NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                       $  39,900,000
      U.S. Treasury Note, March 2007, 5-year                      127,500,000
      U.S. Treasury Note, March 2007, 10-year                      41,800,000

      SALE CONTRACTS
      U.S. Treasury Note, March 2007, 2-year                       20,400,000

(l) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2006.

(m) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(n) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation
      MBIA  -- MBIA Insurance Corporation

(o) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(p) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(q) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $3,157,169,200 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $  10,835,117
      Unrealized depreciation                                     (20,828,112)
      ------------------------------------------------------------------------
      Net unrealized depreciation                               $  (9,992,995)
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's
      Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330);
      and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form
      N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 175

INVESTMENTS IN SECURITIES

RiverSource VP - Diversified Equity Income Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.4%)

ISSUER                                                            SHARES              VALUE(a)
AEROSPACE & DEFENSE (1.5%)
Goodrich                                                           265,004        $    12,070,932
Honeywell Intl                                                     443,503             20,064,076
United Technologies                                                329,224             20,583,084
                                                                                  ---------------
Total                                                                                  52,718,092
-------------------------------------------------------------------------------------------------

AIRLINES (1.1%)
AMR                                                                529,696(b,d)        16,012,710
Continental Airlines Cl B                                          183,417(b)           7,565,951
UAL                                                                 55,965(b)           2,462,460
US Airways Group                                                   213,000(b)          11,470,050
                                                                                  ---------------
Total                                                                                  37,511,171
-------------------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Ballard Power Systems                                              411,755(b,c,d)       2,342,886
-------------------------------------------------------------------------------------------------

AUTOMOBILES (0.5%)
Ford Motor                                                       1,645,838(d)          12,360,243
General Motors                                                     197,929              6,080,379
                                                                                  ---------------
Total                                                                                  18,440,622
-------------------------------------------------------------------------------------------------

BEVERAGES (0.5%)
Coca-Cola                                                          351,188             16,944,821
-------------------------------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Ameron Intl                                                          2,628                200,700
-------------------------------------------------------------------------------------------------

CAPITAL MARKETS (1.6%)
Bank of New York                                                   631,558             24,864,439
Merrill Lynch & Co                                                 226,454             21,082,867
Morgan Stanley                                                     127,477             10,380,452
                                                                                  ---------------
Total                                                                                  56,327,758
-------------------------------------------------------------------------------------------------

CHEMICALS (2.5%)
Air Products & Chemicals                                           138,923              9,763,508
Arkema ADR                                                           6,933(b,c)           355,906
Dow Chemical                                                       687,517             27,459,429
EI du Pont de
   Nemours & Co                                                    982,523             47,858,696
                                                                                  ---------------
Total                                                                                  85,437,539
-------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.5%)
US Bancorp                                                         377,360             13,656,658
Wachovia                                                           389,455             22,179,462
Wells Fargo & Co                                                   435,926             15,501,529
                                                                                  ---------------
Total                                                                                  51,337,649
-------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Pitney Bowes                                                       138,191              6,383,042
Waste Management                                                   397,830             14,628,209
                                                                                  ---------------
Total                                                                                  21,011,251
-------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.0%)
Hewlett-Packard                                                    842,414             34,699,033
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                            SHARES               VALUE(a)
CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                                              155,972        $    12,735,113
Insituform
   Technologies Cl A                                               136,832(b)           3,538,476
                                                                                  ---------------
Total                                                                                  16,273,589
-------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
Hanson ADR                                                         250,531(c)          18,962,691
-------------------------------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
Capital One Financial                                              146,462             11,251,211
-------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Packaging Corp of America                                          252,097              5,571,344
-------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.3%)
Bank of America                                                  2,065,671            110,286,175
Citigroup                                                        1,913,579            106,586,350
                                                                                  ---------------
Total                                                                                 216,872,525
-------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (7.7%)
AT&T                                                             2,549,285             91,136,922
BellSouth                                                        1,021,776             48,135,867
BT Group                                                         4,127,944(c)          24,370,032
Embarq                                                             336,575             17,690,382
Telefonos de Mexico ADR
   Series L                                                      1,811,301(c)          51,151,140
Verizon Communications                                             949,917             35,374,909
                                                                                  ---------------
Total                                                                                 267,859,252
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.9%)
Edison Intl                                                        182,485              8,299,418
Exelon                                                             260,956             16,150,567
FirstEnergy                                                        277,038             16,705,391
FPL Group                                                          596,005             32,434,592
PPL                                                                227,040              8,137,114
Southern                                                           466,723             17,203,410
                                                                                  ---------------
Total                                                                                  98,930,492
-------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
ABB ADR                                                            607,575(c)          10,924,199
Cooper Inds Cl A                                                    91,296              8,255,897
Energy Conversion Devices                                           70,996(b)           2,412,444
FuelCell Energy                                                    210,743(b,d)         1,361,400
Hubbell Cl B                                                        79,139              3,577,874
Plug Power                                                         356,478(b)           1,386,699
                                                                                  ---------------
Total                                                                                  27,918,513
-------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.2%)
Baker Hughes                                                       520,785             38,881,808
GlobalSantaFe                                                      463,394             27,238,299
Halliburton                                                      1,297,347             40,282,625
Schlumberger                                                       509,528             32,181,788
Tidewater                                                          105,725              5,112,861
                                                                                  ---------------
Total                                                                                 143,697,381
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                            SHARES              VALUE(a)
FOOD & STAPLES RETAILING (0.4%)
Wal-Mart Stores                                                    323,381        $    14,933,735
-------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Boston Scientific                                                  437,509(b)           7,516,405
-------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.4%)
Caremark Rx                                                        170,204              9,720,350
CIGNA                                                               92,441             12,162,463
Health Net                                                         211,184(b)          10,276,214
Humana                                                             128,769(b)           7,122,213
Tenet Healthcare                                                 1,095,927(b)           7,638,611
                                                                                  ---------------
Total                                                                                  46,919,851
-------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
Royal Caribbean Cruises                                            512,785             21,219,044
Starwood Hotels &
   Resorts Worldwide                                               139,658              8,728,625
Wyndham Worldwide                                                  173,920(b)           5,568,918
                                                                                  ---------------
Total                                                                                  35,516,587
-------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Whirlpool                                                          273,021             22,666,203
-------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (5.3%)
3M                                                                 334,073             26,034,309
General Electric                                                 1,590,818             59,194,338
McDermott Intl                                                   1,608,382(b)          81,802,308
Textron                                                            166,590             15,621,144
                                                                                  ---------------
Total                                                                                 182,652,099
-------------------------------------------------------------------------------------------------

INSURANCE (17.4%)
ACE                                                              1,192,250(c)          72,214,583
Allstate                                                           620,254             40,384,738
American Intl Group                                                524,386             37,577,501
Aon                                                                738,190             26,087,635
Axis Capital Holdings                                              545,507(c)          18,203,569
Endurance Specialty
   Holdings                                                        591,237(c)          21,627,449
Everest Re Group                                                    86,113(c)           8,448,546
Hartford Financial
   Services Group                                                   84,169              7,853,809
Lincoln Natl                                                       493,872             32,793,101
Loews                                                            1,239,787             51,413,967
Marsh & McLennan
   Companies                                                     1,374,407             42,139,319
Montpelier Re Holdings                                             896,923(c)          16,691,737
PartnerRe                                                          160,780(c)          11,420,203
RenaissanceRe Holdings                                             335,564(c)          20,133,840
Safeco                                                             297,702             18,621,260
St. Paul Travelers
   Companies                                                     1,554,964             83,486,018
Torchmark                                                          244,662             15,599,649
UnumProvident                                                      357,201              7,422,637
XL Capital Cl A                                                    972,164(c)          70,015,251
                                                                                  ---------------
Total                                                                                 602,134,812
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

176 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Diversified Equity Income Fund

ISSUER                                                             SHARES             VALUE(a)
IT SERVICES (1.2%)
Computer Sciences                                                  278,479(b)     $    14,862,424
Electronic Data Systems                                            953,061             26,256,831
                                                                                  ---------------
Total                                                                                  41,119,255
-------------------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Eastman Kodak                                                      648,421(d)          16,729,262
-------------------------------------------------------------------------------------------------

MACHINERY (5.5%)
Caterpillar                                                      1,073,892             65,861,796
Deere & Co                                                         430,774             40,953,684
Eaton                                                              245,422             18,441,009
Illinois Tool Works                                                674,163             31,139,589
Ingersoll-Rand Cl A                                                455,171(c)          17,810,841
Parker Hannifin                                                    178,145             13,695,788
                                                                                  ---------------
Total                                                                                 187,902,707
-------------------------------------------------------------------------------------------------

MEDIA (1.3%)
CBS Cl B                                                           443,074             13,815,048
Comcast Cl A                                                       167,073(b)           7,072,200
Gannett                                                            135,417              8,187,312
Idearc                                                             125,103(b)           3,584,201
Time Warner                                                        545,344             11,877,592
                                                                                  ---------------
Total                                                                                  44,536,353
-------------------------------------------------------------------------------------------------

METALS & MINING (0.4%)
Alcoa                                                              455,426             13,667,334
-------------------------------------------------------------------------------------------------

MULTILINE RETAIL (0.4%)
Federated Department
   Stores                                                          331,860             12,653,822
-------------------------------------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
Dominion Resources                                                 193,326             16,208,452
Duke Energy                                                        530,375             17,613,753
NiSource                                                           563,037             13,569,192
                                                                                  ---------------
Total                                                                                  47,391,397
-------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.8%)
Anadarko Petroleum                                                 148,215              6,450,317
Apache                                                             173,224             11,521,128
BP ADR                                                             274,536(c)          18,421,366
Chevron                                                            806,239             59,282,739
ConocoPhillips                                                     660,005             47,487,360
Devon Energy                                                        77,265              5,182,936
EnCana                                                             175,100(c)           8,045,845
Exxon Mobil                                                        925,435             70,916,084
Marathon Oil                                                       505,191             46,730,168
Petroleo Brasileiro ADR                                            248,945(c)          25,638,846
Pioneer Natural Resources                                          239,444              9,503,532
Repsol YPF ADR                                                     394,034(c)          13,594,173
Total ADR                                                          270,398(c)          19,447,024
                                                                                  ---------------
Total                                                                                 342,221,518
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
PAPER & FOREST PRODUCTS (1.1%)
Intl Paper                                                         802,600        $    27,368,660
Weyerhaeuser                                                       171,207             12,095,775
                                                                                  ---------------
Total                                                                                  39,464,435
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS (6.4%)
Abbott Laboratories                                                363,552             17,708,618
Bristol-Myers Squibb                                               542,410             14,276,231
Eli Lilly & Co                                                     284,207             14,807,185
Merck & Co                                                       1,013,450             44,186,420
Pfizer                                                           3,624,401             93,871,986
Wyeth                                                              693,819             35,329,263
                                                                                  ---------------
Total                                                                                 220,179,703
-------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Realogy                                                            217,973(b)           6,608,941
-------------------------------------------------------------------------------------------------

ROAD & RAIL (1.1%)
Burlington Northern
   Santa Fe                                                        284,118             20,970,750
Union Pacific                                                      189,271             17,416,717
                                                                                  ---------------
Total                                                                                  38,387,467
-------------------------------------------------------------------------------------------------

SOFTWARE (1.2%)
Microsoft                                                        1,394,664             41,644,667
-------------------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Home Depot                                                         686,246             27,559,639
-------------------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.7%)
Fannie Mae                                                         972,236             57,741,096
-------------------------------------------------------------------------------------------------

TOBACCO (3.8%)
Altria Group                                                       857,766             73,613,479
Loews-Carolina Group                                               863,752(f)          55,902,029
                                                                                  ---------------
Total                                                                                 129,515,508
-------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
Sprint Nextel                                                    1,404,626             26,533,385
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,852,659,151)                                                            $ 3,390,504,701
-------------------------------------------------------------------------------------------------

PREFERRED STOCKS (0.2%)

ISSUER                                                              SHARES             VALUE(a)
Schering-Plough
   6.00% Cv                                                         90,800        $     5,176,054
-------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $4,618,602)                                                                $     5,176,054
-------------------------------------------------------------------------------------------------

BONDS (0.5%)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
Qwest Communications Intl
   Sr Unsecured
      11-15-25                                      3.50%   $   11,672,000        $    18,329,475
-------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $11,672,000)                                                               $    18,329,475
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (2.0%)(e)

                                                                   SHARES             VALUE(a)
RiverSource Short-Term
   Cash Fund                                                    68,382,998(g)     $    68,382,998
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $68,382,998)                                                               $    68,382,998
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,937,332,751)(h)                                                         $ 3,482,393,228
=================================================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 177

RiverSource VP - Diversified Equity Income Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 13.1% of net assets.

(d) At Dec. 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.6% of net assets. See
      Note 6 to the financial statements. 1.4% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(h) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $2,941,817,811 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $ 564,126,344
      Unrealized depreciation                                     (23,550,927)
      ------------------------------------------------------------------------
      Net unrealized appreciation                               $ 540,575,417
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

178 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Emerging Markets Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (92.2%)(c)

ISSUER                                                             SHARES             VALUE(a)
ARGENTINA (1.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (--%)
Telecom Argentina ADR                                                   14(b)     $           280
-------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
IRSA Inversiones y
   Representaciones GDR                                            319,823(b)           5,408,207
-------------------------------------------------------------------------------------------------

BERMUDA (1.2%)
MEDIA (0.5%)
Central European Media
   Enterprises Series A                                             40,226(b)           2,815,820
-------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
Hongkong Land Holdings                                             943,000              3,753,140
-------------------------------------------------------------------------------------------------

BRAZIL (14.1%)
BEVERAGES (0.9%)
AmBev ADR                                                          104,789              5,113,703
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
Cia Energetica de Minas
   Gerais ADR                                                      106,865              5,150,893
Terna Participacoes Unit                                           231,172(b)           2,610,461
                                                                                  ---------------
Total                                                                                   7,761,354
-------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.4%)
Cyrela Brazil Realty                                               465,000              4,442,578
Gafisa                                                             206,500(b)           3,090,437
                                                                                  ---------------
Total                                                                                   7,533,015
-------------------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.0%)
Submarino                                                          167,300              5,486,518
-------------------------------------------------------------------------------------------------

METALS & MINING (3.6%)
Companhia Vale do
   Rio Doce ADR                                                    650,916             19,358,242
-------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.1%)
Petroleo Brasileiro ADR                                            163,085             16,796,124
-------------------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.5%)
Aracruz Celulose ADR                                               131,509              8,053,611
-------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
Tim Participacoes                                              230,074,000              1,355,089
Tim Participacoes ADR                                              155,477              5,382,613
                                                                                  ---------------
Total                                                                                   6,737,702
-------------------------------------------------------------------------------------------------

CANADA (0.8%)
METALS & MINING
Aur Resources                                                      137,800              2,867,091
Corriente Resources                                                407,000(b)           1,431,132
                                                                                  ---------------
Total                                                                                   4,298,223
-------------------------------------------------------------------------------------------------

CHILE (2.7%)
COMMERCIAL BANKS (2.0%)
Banco Santander Chile ADR                                          225,515             10,860,802
-------------------------------------------------------------------------------------------------

METALS & MINING (0.7%)
Antofagasta                                                        397,400              3,960,779
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
CHINA (4.0%)
COMMERCIAL BANKS (3.1%)
China Merchants
   Bank Series H                                                 1,866,662(b)     $     3,955,179
Industrial & Commercial
   Bank of China Series H                                       20,988,971(b)          13,034,113
                                                                                  ---------------
Total                                                                                  16,989,292
-------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
China Coal Energy Series H                                         562,000(b)             364,898
China Shenhua
   Energy Series H                                               1,803,000              4,339,551
                                                                                  ---------------
Total                                                                                   4,704,449
-------------------------------------------------------------------------------------------------

COLOMBIA (1.0%)
COMMERCIAL BANKS
BanColombia ADR                                                    171,759              5,350,293
-------------------------------------------------------------------------------------------------

HONG KONG (6.3%)
COMMERCIAL BANKS (1.0%)
Bank of East Asia                                                  949,400              5,376,979
-------------------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.8%)
Lee & Man Paper Mfg                                              1,800,000              4,420,273
-------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
China Overseas Land &
   Investment                                                    3,976,000              5,336,913
-------------------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Prime Success Intl Group                                         3,683,066              3,423,663
-------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.9%)
China Mobile                                                     1,846,500             15,953,715
-------------------------------------------------------------------------------------------------

HUNGARY (1.0%)
OIL, GAS & CONSUMABLE FUELS
MOL Magyar Olaj-es Gazipari                                         47,062              5,346,548
-------------------------------------------------------------------------------------------------

INDIA (2.1%)
ELECTRICAL EQUIPMENT (0.4%)
Suzlon Energy                                                       78,080              2,302,085
-------------------------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Bajaj Hindusthan                                                   361,463              1,796,493
-------------------------------------------------------------------------------------------------

IT SERVICES (1.4%)
Satyam Computer Services                                           662,301              7,234,353
-------------------------------------------------------------------------------------------------

INDONESIA (2.1%)
AUTOMOBILES (0.7%)
PT Astra Intl                                                    2,322,500              4,061,215
-------------------------------------------------------------------------------------------------

GAS UTILITIES (0.8%)
Perusahaan Gas Negara                                            3,133,500              4,065,059
-------------------------------------------------------------------------------------------------

MARINE (0.6%)
Berlian Laju Tanker                                             18,541,000(b)           3,507,659
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
LUXEMBOURG (2.3%)
ENERGY EQUIPMENT & SERVICES (1.2%)
Tenaris ADR                                                        134,085        $     6,689,500
-------------------------------------------------------------------------------------------------

METALS & MINING (1.1%)
Ternium ADR                                                        196,138(b)           5,799,801
-------------------------------------------------------------------------------------------------

MALAYSIA (0.7%)
WIRELESS TELECOMMUNICATION SERVICES
Maxis Communications                                             1,403,600              4,060,329
-------------------------------------------------------------------------------------------------

MEXICO (8.6%)
COMMERCIAL BANKS (1.4%)
Grupo Financiero
   Banorte Series O                                              1,976,000              7,731,649
-------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.3%)
CEMEX ADR                                                          218,068(b)           7,377,240
-------------------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Wal-Mart de Mexico
   Series V                                                      1,353,700              5,960,072
-------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Corporacion GEO Series B                                         1,036,000(b)           5,191,804
-------------------------------------------------------------------------------------------------

MEDIA (1.1%)
Grupo Televisa ADR                                                 221,353              5,978,745
-------------------------------------------------------------------------------------------------

MULTILINE RETAIL (0.4%)
Grupo Famsa                                                        459,800(b)           2,065,722
-------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.4%)
America Movil ADR Series L                                         280,240             12,672,453
-------------------------------------------------------------------------------------------------

NETHERLANDS (0.5%)
BEVERAGES
Efes Breweries Intl GDR                                             88,368(b,d,e)       2,969,165
-------------------------------------------------------------------------------------------------

PERU (1.3%)
METALS & MINING
Hochschild Mining                                                  914,240(b)           7,232,302
-------------------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.6%)
REAL ESTATE MANAGEMENT & DEVELOPMENT
Ayala Land                                                      10,831,940              3,371,853
-------------------------------------------------------------------------------------------------

POLAND (0.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Telekomunikacja Polska                                             471,548              3,990,247
-------------------------------------------------------------------------------------------------

RUSSIA (13.8%)
COMMERCIAL BANKS (2.5%)
Sberbank                                                             3,925             13,541,250
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
Sayano-Shushenskaya
   Hydro-Power Station                                           1,323,634              1,633,923
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 179

RiverSource VP - Emerging Markets Fund

ISSUER                                                              SHARES            VALUE(a)
RUSSIA (CONT.)
ENERGY EQUIPMENT & SERVICES (1.1%)
TMK OAO GDR                                                        181,609(b,d,e) $     5,956,775
TMK OAO Series S                                                         3(b)                  25
                                                                                  ---------------
Total                                                                                   5,956,800
-------------------------------------------------------------------------------------------------

MEDIA (0.8%)
CTC Media                                                          186,942(b)           4,488,477
-------------------------------------------------------------------------------------------------

METALS & MINING (1.1%)
MMC Norilsk Nickel ADR                                              37,116             5,864,328
------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.8%)
Gazprom ADR                                                        588,577             27,074,541
LUKOIL ADR                                                          57,723              5,076,738
                                                                                  ---------------
Total                                                                                  32,151,279
-------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.2%)
Mobile Telesystems ADR                                             124,509              6,249,106
Vimpel-Communications ADR                                           71,966(b)           5,681,716
                                                                                  ---------------
Total                                                                                  11,930,822
-------------------------------------------------------------------------------------------------

SINGAPORE (1.3%)
INDUSTRIAL CONGLOMERATES
Keppel                                                             632,000              7,256,312
-------------------------------------------------------------------------------------------------

SOUTH AFRICA (5.7%)
FOOD & STAPLES RETAILING (1.0%)
Massmart Holdings                                                  536,577              5,383,947
-------------------------------------------------------------------------------------------------

MEDIA (2.1%)
Naspers Series N                                                   492,824             11,693,150
-------------------------------------------------------------------------------------------------

METALS & MINING (2.6%)
Anglo Platinum                                                      30,582              3,741,851
Impala Platinum Holdings                                           392,916             10,333,539
                                                                                  ---------------
Total                                                                                  14,075,390
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
SOUTH KOREA (10.7%)
COMMERCIAL BANKS (2.8%)
Kookmin Bank                                                       125,317        $    10,081,160
Shinhan Financial Group                                            100,270              5,124,072
                                                                                  ---------------
Total                                                                                  15,205,232
-------------------------------------------------------------------------------------------------

MACHINERY (1.5%)
Doosan Infracore                                                   221,810              5,006,614
Hyundai Heavy Inds                                                  24,461              3,303,535
                                                                                  ---------------
Total                                                                                   8,310,149
-------------------------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Hyundai Department Store                                            55,128              4,962,833
-------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.8%)
SK                                                                  54,048              4,239,537
-------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.7%)
Hynix Semiconductor                                                137,023(b)           5,344,917
Samsung Electronics                                                 31,358             20,582,183
                                                                                  ---------------
Total                                                                                  25,927,100
-------------------------------------------------------------------------------------------------

TAIWAN (8.5%)
COMMUNICATIONS EQUIPMENT (0.6%)
Compal Communications                                            1,017,000              3,308,332
-------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.9%)
Delta Electronics                                                1,685,000              5,429,646
Hon Hai Precision Industry                                       1,183,728              8,446,117
Tripod Technology                                                  582,000              2,089,735
                                                                                  ---------------
Total                                                                                  15,965,498
-------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Chong Hong Construction                                            846,223              2,290,528
-------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.6%)
MediaTek                                                           196,900              2,036,376
Powertech Technology                                               775,000              3,234,617
Taiwan Semiconductor
   Mfg                                                           7,942,227             16,452,365
Vanguard Intl
   Semiconductor                                                 4,687,000              3,516,868
                                                                                  ---------------
Total                                                                                  25,240,226
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES              VALUE(a)
THAILAND (0.5%)
HEALTH CARE PROVIDERS & SERVICES
Bumrungrad Hospital                                              2,560,300        $     2,725,942
-------------------------------------------------------------------------------------------------

TURKEY (0.7%)
COMMERCIAL BANKS
Turkiye Garanti
   Bankasi Unit                                                  1,188,328              3,930,578
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $419,402,407)                                                              $   504,979,024
-------------------------------------------------------------------------------------------------

PREFERRED STOCKS (2.6%)(C)

ISSUER                                                            SHARES               VALUE(a)
BRAZIL (1.5%)
Eletropaulo Metropolitana
   de Sao Paulo Series B                                       163,542,000(b)     $     8,352,581
-------------------------------------------------------------------------------------------------

RUSSIA (1.1%)
Transneft                                                            2,564              5,884,380
-------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $11,034,746)                                                               $    14,236,961
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (4.9%)

                                                                   SHARES             VALUE(a)
RiverSource Short-Term
   Cash Fund                                                    26,987,118(f)     $    26,987,118
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $26,987,118)                                                               $    26,987,118
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $457,424,271)(g)                                                           $   546,203,103
=================================================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

180 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Emerging Markets Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2006, the value of these securities amounted to $8,925,940 or 1.6% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2006, is as follows:

                                                  ACQUISITION
      SECURITY                                       DATES                     COST
      --------------------------------------------------------------------------------
      Efes Breweries Intl GDR*               10-15-04 thru 11-09-06         $2,552,311
      TMK OAO GDR*                                  10-31-06                 3,922,754

      * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(g) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $458,808,501 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                             $90,955,335
      Unrealized depreciation                                              (3,560,733)
      --------------------------------------------------------------------------------
      Net unrealized appreciation                                         $87,394,602
      --------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 181

INVESTMENTS IN SECURITIES

RiverSource VP - Fundamental Value Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.3%)

ISSUER                                                              SHARES            VALUE(a)
AIR FREIGHT & LOGISTICS (0.5%)
United Parcel Service Cl B                                          24,750        $     1,855,755
-------------------------------------------------------------------------------------------------

AUTOMOBILES (2.0%)
Harley-Davidson                                                    112,120              7,901,096
-------------------------------------------------------------------------------------------------

BEVERAGES (2.0%)
Diageo ADR                                                          63,730(c)           5,054,427
Heineken Holding                                                    66,566(c)           2,706,306
                                                                                  ---------------
Total                                                                                   7,760,733
-------------------------------------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
Mellon Financial                                                    42,500              1,791,375
Morgan Stanley                                                      34,500              2,809,335
State Street                                                        10,230                689,911
                                                                                  ---------------
Total                                                                                   5,290,621
-------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (8.3%)
Commerce Bancorp                                                    63,410              2,236,471
HSBC Holdings ADR                                                  119,359(c)          10,939,251
Wachovia                                                           169,028              9,626,145
Wells Fargo & Co                                                   282,310             10,038,944
                                                                                  ---------------
Total                                                                                  32,840,811
-------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.2%)
Nokia ADR                                                           44,610(c)             906,475
-------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.3%)
Dell                                                                97,580(b)           2,448,282
Hewlett-Packard                                                     62,670              2,581,378
                                                                                  ---------------
Total                                                                                   5,029,660
-------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.5%)
Martin Marietta Materials                                           30,960              3,217,053
Vulcan Materials                                                    31,280              2,811,134
                                                                                  ---------------
Total                                                                                   6,028,187
-------------------------------------------------------------------------------------------------

CONSUMER FINANCE (4.7%)
American Express                                                   306,590             18,600,815
-------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.2%)
Sealed Air                                                         132,080              8,574,634
-------------------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.3%)
Apollo Group Cl A                                                   24,600(b)             958,662
H&R Block                                                          179,280              4,130,611
                                                                                  ---------------
Total                                                                                   5,089,273
-------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (7.8%)
Citigroup                                                          161,660              9,004,462
JPMorgan Chase & Co                                                345,900             16,706,970
Moody's                                                             77,730              5,368,034
                                                                                  ---------------
Total                                                                                  31,079,466
-------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Transocean                                                          40,720(b)           3,293,841
-------------------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (5.5%)
Costco Wholesale                                                   277,900             14,692,573
Wal-Mart Stores                                                    157,330              7,265,499
                                                                                  ---------------
Total                                                                                  21,958,072
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                              SHARES            VALUE(a)
FOOD PRODUCTS (0.5%)
Hershey                                                             43,360        $     2,159,328
-------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.5%)
Cardinal Health                                                     53,220              3,428,965
Caremark Rx                                                         89,240              5,096,496
Express Scripts                                                     20,600(b)           1,474,960
UnitedHealth Group                                                  74,700              4,013,631
                                                                                  ---------------
Total                                                                                  14,014,052
-------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Hunter Douglas                                                      10,770(c)             865,778
-------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.1%)
Procter & Gamble                                                    67,100              4,312,517
-------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.3%)
Tyco Intl                                                          558,440(c)          16,976,576
-------------------------------------------------------------------------------------------------

INSURANCE (14.5%)
Ambac Financial Group                                                2,800                249,396
American Intl Group                                                249,400             17,872,004
Aon                                                                 72,390              2,558,263
Berkshire Hathaway Cl B                                              3,765(b)          13,802,490
Chubb                                                               19,210              1,016,401
Loews                                                              203,370              8,433,754
Markel                                                                 720(b)             345,672
Principal Financial Group                                           21,590              1,267,333
Progressive                                                        350,440              8,487,657
Sun Life Financial                                                  13,130(c)             556,056
Transatlantic Holdings                                              42,040              2,610,684
                                                                                  ---------------
Total                                                                                  57,199,710
-------------------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.3%)
Amazon.com                                                          67,300(b)           2,655,658
Expedia                                                             24,770(b)             519,675
IAC/InterActiveCorp                                                 24,390(b)             906,332
Liberty Media -
   Interactive Cl A                                                 57,250(b,d)         1,234,883
                                                                                  ---------------
Total                                                                                   5,316,548
-------------------------------------------------------------------------------------------------

IT SERVICES (1.2%)
Iron Mountain                                                      118,040(b)           4,879,774
-------------------------------------------------------------------------------------------------

MARINE (0.3%)
Kuehne & Nagel Intl                                                 16,800(c)           1,222,257
-------------------------------------------------------------------------------------------------

MEDIA (7.2%)
Comcast Special Cl A                                               323,998(b)          13,569,035
Gannett                                                             15,660                946,804
Lagardere                                                           40,850(c)           3,289,241
Liberty Media -
   Capital Series A                                                 11,950(b,d)         1,170,861
News Corp Cl A                                                     317,400              6,817,752
NTL                                                                 74,290              1,875,080
WPP Group ADR                                                       14,690(c)             995,101
                                                                                  ---------------
Total                                                                                  28,663,874
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                              SHARES            VALUE(a)
METALS & MINING (0.4%)
BHP Billiton                                                        42,770(c)     $       782,625
Rio Tinto                                                           15,190(c)             808,429
                                                                                  ---------------
Total                                                                                   1,591,054
-------------------------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Sears Holdings                                                       5,500(b)             923,615
-------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (11.2%)
Canadian Natural Resources                                          27,500(c)           1,463,825
China Coal Energy                                                1,358,900(b,c)           882,312
ConocoPhillips                                                     251,340             18,083,913
Devon Energy                                                       126,890              8,511,781
EOG Resources                                                      108,780              6,793,311
Occidental Petroleum                                               174,020              8,497,397
                                                                                  ---------------
Total                                                                                  44,232,539
-------------------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Avon Products                                                       47,700              1,576,008
-------------------------------------------------------------------------------------------------

SOFTWARE (2.3%)
Microsoft                                                          299,470              8,942,174
-------------------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.3%)
Bed Bath & Beyond                                                   55,500(b)           2,114,550
CarMax                                                              21,000(b)           1,126,230
Lowe's Companies                                                    61,200              1,906,380
                                                                                  ---------------
Total                                                                                   5,147,160
-------------------------------------------------------------------------------------------------

TOBACCO (4.5%)
Altria Group                                                       208,650             17,906,343
-------------------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.9%)
China Merchants
   Holdings Intl                                                   631,186(c)           2,588,757
COSCO Pacific                                                      444,760(c)           1,044,166
                                                                                  ---------------
Total                                                                                   3,632,923
-------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.6%)
SK Telecom ADR                                                      79,570(c)           2,107,014
Sprint Nextel                                                      229,920              4,343,188
                                                                                  ---------------
Total                                                                                   6,450,202
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $351,747,534)                                                              $   382,221,871
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (5.3%)

                                                                   SHARES             VALUE(a)
RiverSource Short-Term
   Cash Fund                                                    20,893,483(e)     $    20,893,483
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $20,893,483)                                                               $    20,893,483
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $372,641,017)(f)                                                           $    403,115,354
=================================================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

182 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Fundamental Value Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 13.4% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(f) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $372,641,017 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $32,077,173
      Unrealized depreciation                                        (1,602,836)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                   $30,474,337
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 183

INVESTMENTS IN SECURITIES

RiverSource VP - Global Bond Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

BONDS (95.6%)(C)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
AUSTRALIA (1.4%)
Commonwealth Bank of Australia
   (European Monetary Unit)
   Sr Unsub
      11-12-09                                      3.38%          685,000        $       884,840
New South Wales Treasury
   (Australian Dollar)
      03-01-08                                      8.00         8,330,000              6,690,457
Queensland Treasury
   (Australian Dollar)
      05-14-10                                      5.50         3,670,000              2,831,286
Telstra
      04-01-12                                      6.38           700,000                722,726
                                                                                  ---------------
Total                                                                                  11,129,309
-------------------------------------------------------------------------------------------------

AUSTRIA (1.1%)
Republic of Austria
   (European Monetary Unit)
      01-15-10                                      5.50         6,280,000              8,657,821
-------------------------------------------------------------------------------------------------

BELGIUM (2.1%)
Kingdom of Belgium
   (European Monetary Unit)
      03-28-10                                      3.00        12,585,000             16,155,110
-------------------------------------------------------------------------------------------------

BRAZIL (0.2%)
Federative Republic of Brazil
      01-15-18                                      8.00         1,655,000              1,840,360
-------------------------------------------------------------------------------------------------

CANADA (2.7%)
Aquila Canada Finance
      06-15-11                                      7.75            75,000                 79,143
Canadian Pacific Railway
   (Canadian Dollar)
      06-15-10                                      4.90           395,000(d)             344,483
Cascades
   Sr Nts
      02-15-13                                      7.25            25,000                 24,938
EnCana
   Sr Nts
      10-15-13                                      4.75         1,020,000                969,887
Norampac
   Sr Nts
      06-01-13                                      6.75            40,000                 38,900
OPTI Canada
      12-15-14                                      8.25           275,000(d)             281,187
Potash - Saskatchewan
      12-01-36                                      5.88           775,000                748,772
Province of British Columbia
   (Canadian Dollar)
      08-23-10                                      6.38         7,765,000              7,162,780
Province of Ontario
   (Canadian Dollar)
      03-08-14                                      5.00         9,625,000              8,628,408
Sun Media
      02-15-13                                      7.63           200,000                202,750

BONDS (CONTINUED)

ISSUER                                             COUPON     PRINCIPAL               VALUE(a)
                                                    RATE       AMOUNT
CANADA (CONT.)
TELUS
      06-01-11                                      8.00%   $    2,340,000        $     2,558,877
Videotron Ltee
      01-15-14                                      6.88           315,000                316,969
                                                                                  ---------------
Total                                                                                  21,357,094
-------------------------------------------------------------------------------------------------

CZECHOSLOVAKIA FEDERATED REPUBLIC (0.2%)
Republic of Czechoslovakia
   (Czech Crown)
      06-16-13                                      3.70        38,900,000              1,887,289
-------------------------------------------------------------------------------------------------

DENMARK (0.4%)
Realkredit Danmark
   (Danish Krone) Series 10D
      01-01-08                                      4.00        18,970,000              3,352,200
-------------------------------------------------------------------------------------------------

FRANCE (6.3%)
Dexia Municipal Agency
   (European Monetary Unit)
      09-03-07                                      4.25           800,000              1,058,034
Govt of France
   (European Monetary Unit)
      04-25-12                                      5.00        11,660,000             16,156,137
      04-25-13                                      4.00        12,625,000             16,706,658
      10-25-16                                      5.00        10,550,000             15,036,733
                                                                                  ---------------
Total                                                                                  48,957,562
-------------------------------------------------------------------------------------------------

GERMANY (9.1%)
Allgemeine Hypothekenbank Rheinboden
   (European Monetary Unit) Series 501
      09-02-09                                      5.00         2,590,000(d)           3,493,577
Bayerische Landesbank
   (Japanese Yen) Sr Nts
      04-22-13                                      1.40       399,000,000              3,348,787
Bundesrepublik Deutschland
   (European Monetary Unit)
      07-04-13                                      3.75        16,095,000             21,007,445
      07-04-27                                      6.50        10,505,000             18,403,746
      07-04-28                                      4.75         2,610,000              3,756,989
      07-04-34                                      4.75         6,870,000             10,025,113
DEPFA Deutsche Pfandbriefbank
   (European Monetary Unit) Series G6
      01-15-10                                      5.50         2,390,000              3,282,821
Deutsche Bank
   (European Monetary Unit)
   Sr Unsub
      07-28-09                                      4.25           660,000                875,713
Landesbank Berlin Girozentrale
   (European Monetary Unit)
      04-30-07                                      5.00         2,520,000              3,335,643
Rheinische Hypothekenbank
   (European Monetary Unit) Series 803
      07-05-10                                      5.75         2,450,000(d)           3,409,184
                                                                                  ---------------
Total                                                                                  70,939,018
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
GREECE (1.6%)
Hellenic Republic
   (European Monetary Unit)
      04-19-07                                      4.65%        3,415,000        $     4,517,941
      10-22-22                                      5.90         5,270,000              8,162,776
                                                                                  ---------------
Total                                                                                  12,680,717
-------------------------------------------------------------------------------------------------

IRELAND (2.5%)
Irish Govt
   (European Monetary Unit)
      10-18-07                                      4.25        14,640,000             19,374,652
-------------------------------------------------------------------------------------------------

ITALY (4.0%)
Buoni Poliennali Del Tesoro
   (European Monetary Unit)
      11-01-07                                      6.00        14,815,000             19,892,154
      11-01-26                                      7.25         4,650,191              8,472,626
Telecom Italia Capital
      10-01-15                                      5.25         3,245,000              3,031,184
                                                                                  ---------------
Total                                                                                  31,395,964
-------------------------------------------------------------------------------------------------

JAPAN (10.1%)
Development Bank of Japan
   (Japanese Yen)
      06-20-12                                      1.40       876,000,000              7,404,689
Govt of Japan
   (Japanese Yen)
      12-21-09                                      1.70     3,431,000,000             29,455,451
      09-20-10                                      0.80     1,396,800,000             11,624,263
      06-20-12                                      1.40     1,122,600,000              9,486,310
      12-20-12                                      1.00     1,861,500,000             15,320,238
      12-20-14                                      1.30       583,000,000              4,802,725
      12-20-34                                      2.40        90,000,000                774,607
                                                                                  ---------------
Total                                                                                  78,868,283
-------------------------------------------------------------------------------------------------

MALAYSIA (0.3%)
Petronas Capital
      05-22-12                                      7.00         1,895,000(d)           2,043,587
      05-22-12                                      7.00           315,000                339,549
                                                                                  ---------------
Total                                                                                   2,383,136
-------------------------------------------------------------------------------------------------

MEXICO (0.7%)
Mexican Fixed Rate
   (Mexican Peso)
      12-24-09                                      9.00        21,150,000              2,051,641
      12-20-12                                      9.00        34,180,000              3,415,973
United Mexican States
      09-27-34                                      6.75           315,000                340,200
                                                                                  ---------------
Total                                                                                   5,807,814
-------------------------------------------------------------------------------------------------

NETHERLANDS (3.0%)
Bank Nederlandse Gemeenten
   (British Pound) Sr Unsub
      08-06-07                                      7.38         1,520,000              3,005,502

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

184 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Global Bond Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
NETHERLANDS (CONT.)
Govt of Netherlands
   (European Monetary Unit)
      01-15-08                                      2.50%       12,190,000        $    15,870,351
      07-15-12                                      5.00         3,570,000              4,955,558
                                                                                  ---------------
Total                                                                                  23,831,411
-------------------------------------------------------------------------------------------------

NEW ZEALAND (1.0%)
Govt of New Zealand
   (New Zealand Dollar)
      07-15-09                                      7.00        10,480,000              7,443,747
-------------------------------------------------------------------------------------------------

NORWAY (1.2%)
Govt of Norway
   (Norwegian Krone)
      05-16-11                                      6.00        53,300,000              9,090,155
-------------------------------------------------------------------------------------------------

POLAND (1.4%)
Republic of Poland
   (Polish Zloty)
      03-24-10                                      5.75        30,340,000             10,749,837
-------------------------------------------------------------------------------------------------

SOUTH AFRICA (0.3%)
Republic of South Africa
   (South African Rand)
      08-31-10                                     13.00        13,390,000              2,200,949
-------------------------------------------------------------------------------------------------

SOUTH KOREA (0.1%)
Korea Development Bank
   (Japanese Yen) Series 21RG
      06-25-08                                      0.98        65,000,000                545,640
-------------------------------------------------------------------------------------------------

SPAIN (3.2%)
Caja de Ahorros y Monte de Piedad de Madrid
   (European Monetary Unit)
      03-25-11                                      3.50         3,400,000              4,382,495
Govt of Spain
   (European Monetary Unit)
      07-30-09                                      5.15        15,025,000             20,424,017
                                                                                  ---------------
Total                                                                                  24,806,512
-------------------------------------------------------------------------------------------------

SUPRA-NATIONAL (0.9%)
European Investment Bank
   (British Pound)
      12-07-11                                      5.50         3,410,000              6,734,880
-------------------------------------------------------------------------------------------------

SWEDEN (0.5%)
Govt of Sweden
   (Swedish Krona)
      03-15-11                                      5.25        25,140,000              3,872,014
-------------------------------------------------------------------------------------------------

UNITED KINGDOM (4.5%)
BT Group
      12-15-10                                      8.63           715,000                797,947
HBOS Treasury Services
   (European Monetary Unit)
      02-12-09                                      3.50         2,700,000              3,527,329
United Kingdom Treasury
   (British Pound)
      03-07-12                                      5.00         8,293,000             16,261,262
      09-07-14                                      5.00         7,370,000             14,574,070
                                                                                  ---------------
Total                                                                                  35,160,608
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON     PRINCIPAL               VALUE(a)
                                                    RATE       AMOUNT
UNITED STATES (36.9%)
American Tower
   Sr Nts
      10-15-12                                      7.13%   $       45,000        $        46,238
ANR Pipeline
      03-15-10                                      8.88            75,000                 78,682
Baltimore Gas & Electric
   Sr Unsecured
      10-01-36                                      6.35           695,000(d)             709,472
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
      11-10-42                                      4.89           650,000(f)             645,418
Banc of America Commercial Mtge
   Series 2005-4 Cl ASB
      07-10-45                                      4.87           975,000(f)             954,212
Banc of America Commercial Mtge
   Series 2006-2 Cl AAB
      05-10-45                                      5.72         1,175,000(f)           1,204,692
Banc of America Commercial Mtge
   Series 2006-4 Cl AAB
      07-10-46                                      5.60         1,300,000(f)           1,320,285
Banc of America Large Loan
   Series 2006-LAQ Cl E
      02-09-21                                      5.73           675,000(d,f,h)         676,613
Banc of America Large Loan
   Series 2006-LAQ Cl F
      02-09-21                                      5.79           750,000(d,f,h)         751,791
Banc of America Large Loan
   Series 2006-LAQ Cl G
      02-09-21                                      5.88           525,000(d,f,h)         526,100
Bank of America
   Sub Nts
      10-15-36                                      6.00         2,250,000              2,325,443
Bayerische Landesbank
   Sub Nts
      12-01-08                                      5.88           800,000                807,841
Bear Stearns Commercial Mtge Securities
   Series 2003-T10 Cl A1
      03-13-40                                      4.00           311,044(f)             300,972
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
      12-11-40                                      5.41           600,000(f)             602,220
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
      10-12-42                                      5.16           500,000(f)             485,940
Bear Stearns Commercial Mtge Securities
   Series 2006-PW14 Cl A4
      12-11-38                                      5.20         1,350,000(f)           1,333,395
Cadbury Schweppes US Finance LLC
      10-01-08                                      3.88         2,445,000(d)           2,381,137
California State Teachers' Retirement System
Trust
   Series 2002-C6 Cl A3
      11-20-14                                      4.46         1,843,262(d,f)         1,807,115
Capital Auto Receivables Asset Trust
   Series 2004-1 Cl CTFS
      09-15-10                                      2.84           700,000                689,157
Cardinal Health
      06-15-15                                      4.00         1,110,000(k)             984,158

BONDS (CONTINUED)

ISSUER                                             COUPON     PRINCIPAL               VALUE(a)
                                                    RATE       AMOUNT
UNITED STATES (CONT.)
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
      11-15-30                                      5.68%   $    2,275,000(f)     $     2,315,567
Chesapeake Energy
      08-15-17                                      6.50           180,000                175,950
CIGNA
   Sr Unsecured
      11-15-36                                      6.15         1,000,000                990,080
Citigroup Commercial Mtge Trust
   Series 2005-C3 Cl A1
      05-15-43                                      4.39           810,812(f)             796,242
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
      09-20-51                                      4.15           934,961(d,f)           918,036
Citigroup
   (European Monetary Unit) Sr Nts
      05-21-10                                      3.88         3,685,000              4,823,747
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl ASB
      07-15-44                                      5.23         1,075,000(f)           1,074,863
Clear Channel Communications
   Sr Nts
      09-15-14                                      5.50           360,000                303,681
CMS Energy
   Sr Nts
      01-15-09                                      7.50           150,000                154,688
Colorado Interstate Gas
   Sr Nts
      03-15-15                                      5.95            35,000                 34,533
      11-15-15                                      6.80           200,000                207,956
Comcast Cable Communications Holdings
      03-15-13                                      8.38            48,000                 54,675
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A Cl BFL
      02-05-19                                      5.66           450,000(d,f,h)         452,386
Community Health Systems
   Sr Sub Nts
      12-15-12                                      6.50            45,000                 44,325
Cott Beverages USA
      12-15-11                                      8.00           435,000                443,700
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
      12-25-35                                      5.50         2,139,870(f)           2,145,367
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
      04-25-35                                      7.50           915,599(f)             948,908
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
      05-25-36                                      6.00         2,300,000(f)           2,322,271
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
      03-15-39                                      5.66         1,125,000(f)           1,154,886
CS First Boston Mtge Securities
   Series 2003-CPN1 Cl A2
      03-15-35                                      4.60           825,000(f)             795,398

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 185

RiverSource VP - Global Bond Fund

ISSUER                                             COUPON     PRINCIPAL               VALUE(a)
                                                    RATE       AMOUNT
UNITED STATES (CONT.)
CS First Boston Mtge Securities
   Series 2005-C4 Cl A1
      08-15-38                                      4.77%   $    1,804,643(f)     $     1,785,369
DaimlerChrysler NA Holding
   (European Monetary Unit)
      01-16-07                                      5.63           855,000              1,129,421
Denbury Resources
   Sr Sub Nts
      12-15-15                                      7.50            25,000                 25,375
Dex Media West LLC/Finance
   Sr Nts Series B
      08-15-10                                      8.50            55,000                 57,131
Drive Auto Receivables Trust
   Series 2006-2 Cl A2 (MBIA)
      07-15-11                                      5.30         1,650,000(d,i)         1,651,289
DRS Technologies
      02-01-16                                      6.63           305,000                307,288
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
      06-20-31                                      5.78         2,125,000(d,i)         2,151,426
Edison Mission Energy
   Sr Unsecured
      06-15-13                                      7.50           145,000                151,525
Exelon
      06-15-10                                      4.45         1,525,000              1,475,141
Federal Home Loan Mtge Corp
      07-12-10                                      4.13         7,775,000              7,576,768
Federal Home Loan Mtge Corp #A11799
      08-01-33                                      6.50           117,764(f)             120,196
Federal Home Loan Mtge Corp #A15881
      11-01-33                                      5.00           824,688(f)             797,524
Federal Home Loan Mtge Corp #E01377
      05-01-18                                      4.50           585,755(f)             566,153
Federal Home Loan Mtge Corp #E91326
      09-01-17                                      6.50           176,374(f)             180,448
Federal Home Loan Mtge Corp #E99967
      10-01-18                                      5.00           607,959(f)             598,750
Federal Home Loan Mtge Corp #G01535
      04-01-33                                      6.00           884,148(f)             896,634
Federal Home Loan Mtge Corp
   (European Monetary Unit)
      02-15-07                                      4.63         4,285,000              5,662,015
Federal Natl Mtge Assn
      11-15-07                                      3.25         2,500,000              2,458,148
Federal Natl Mtge Assn #254632
      02-01-18                                      5.50         1,631,303(f)           1,635,196
Federal Natl Mtge Assn #254686
      04-01-18                                      5.50         1,824,031(f)           1,827,514
Federal Natl Mtge Assn #254722
      05-01-18                                      5.50           951,753(f)             953,570
Federal Natl Mtge Assn #255377
      08-01-34                                      7.00           616,077(f)             632,759
Federal Natl Mtge Assn #357705
      02-01-35                                      5.50         7,682,919(f)           7,600,553
Federal Natl Mtge Assn #360800
      01-01-09                                      5.74           620,275(f)             622,724
Federal Natl Mtge Assn #440730
      12-01-28                                      6.00           718,012(f)             729,965

BONDS (CONTINUED)

ISSUER                                             COUPON     PRINCIPAL               VALUE(a)
                                                    RATE       AMOUNT
UNITED STATES (CONT.)
Federal Natl Mtge Assn #555417
      05-01-33                                      6.00%   $    1,205,980(f)     $     1,217,794
Federal Natl Mtge Assn #555528
      04-01-33                                      6.00         2,072,191(f)           2,091,101
Federal Natl Mtge Assn #555531
      06-01-33                                      5.50         2,744,538(f)           2,716,561
Federal Natl Mtge Assn #555734
      07-01-23                                      5.00           571,725(f)             557,005
Federal Natl Mtge Assn #555740
      08-01-18                                      4.50           308,572(f)             298,303
Federal Natl Mtge Assn #555851
      01-01-33                                      6.50         4,711,045(f)           4,822,965
Federal Natl Mtge Assn #575487
      04-01-17                                      6.50           382,789(f)             393,206
Federal Natl Mtge Assn #621581
      12-01-31                                      6.50           346,662(f)             357,493
Federal Natl Mtge Assn #631315
      02-01-17                                      5.50           200,069(f)             200,753
Federal Natl Mtge Assn #639965
      08-01-17                                      6.00           702,810(f)             713,776
Federal Natl Mtge Assn #640996
      05-01-32                                      7.50           248,342(f)             258,137
Federal Natl Mtge Assn #646147
      06-01-32                                      7.00           196,031(f)             202,735
Federal Natl Mtge Assn #652284
      08-01-32                                      6.50           225,734(f)             230,908
Federal Natl Mtge Assn #653145
      07-01-17                                      6.00           133,493(f)             135,722
Federal Natl Mtge Assn #654121
      09-01-17                                      6.00           491,227(f)             499,378
Federal Natl Mtge Assn #655589
      08-01-32                                      6.50           927,221(f)             955,558
Federal Natl Mtge Assn #666424
      08-01-32                                      6.50           189,549(f)             193,894
Federal Natl Mtge Assn #670461
      11-01-32                                      7.50           171,209(f)             177,961
Federal Natl Mtge Assn #684595
      03-01-33                                      6.00           819,921(f)             827,403
Federal Natl Mtge Assn #687583
      04-01-33                                      6.00         2,079,543(f)           2,100,697
Federal Natl Mtge Assn #688034
      03-01-33                                      5.50           280,913(f)             278,516
Federal Natl Mtge Assn #688691
      03-01-33                                      5.50           464,231(f)             459,498
Federal Natl Mtge Assn #720786
      09-01-33                                      5.50         1,013,701(f)           1,003,368
Federal Natl Mtge Assn #725162
      02-01-34                                      6.00         2,138,449(f)           2,156,479
Federal Natl Mtge Assn #725232
      03-01-34                                      5.00           878,939(f)             850,223
Federal Natl Mtge Assn #725424
      04-01-34                                      5.50         5,400,277(b,f)         5,345,228
Federal Natl Mtge Assn #735029
      09-01-13                                      5.28           677,638(f)             677,569
Federal Natl Mtge Assn #735883
      03-01-33                                      6.00         5,964,717(f)           6,048,657
Federal Natl Mtge Assn #739474
      10-01-33                                      5.50           608,294(f)             602,890

BONDS (CONTINUED)

ISSUER                                             COUPON     PRINCIPAL               VALUE(a)
                                                    RATE       AMOUNT
UNITED STATES (CONT.)
Federal Natl Mtge Assn #741850
      09-01-33                                      5.50%   $    1,631,773(f)     $     1,615,139
Federal Natl Mtge Assn #745257
      01-01-36                                      6.00         2,261,828(f)           2,277,637
Federal Natl Mtge Assn #748110
      10-01-33                                      6.50         1,724,366(f)           1,760,419
Federal Natl Mtge Assn #753507
      12-01-18                                      5.00         1,953,143(f)           1,924,734
Federal Natl Mtge Assn #755498
      11-01-18                                      5.50         1,322,911(f)           1,326,024
Federal Natl Mtge Assn #756236
      01-01-34                                      6.00         7,368,365(f)           7,454,926
Federal Natl Mtge Assn #756799
      11-01-33                                      6.50           582,030(f)             595,248
Federal Natl Mtge Assn #756844
      02-01-19                                      5.00           468,731(f)             461,307
Federal Natl Mtge Assn #757299
      09-01-19                                      4.50         3,050,409(f)           2,946,276
Federal Natl Mtge Assn #759336
      01-01-34                                      6.00         4,474,070(f)           4,530,360
Federal Natl Mtge Assn #783646
      06-01-34                                      5.50           739,710(f)             731,780
Federal Natl Mtge Assn #791393
      10-01-19                                      5.50         2,274,636(f)           2,276,273
Federal Natl Mtge Assn #794298
      09-01-19                                      5.50         2,060,130(f)           2,061,613
Federal Natl Mtge Assn #886292
      07-01-36                                      7.00         5,113,827(f)           5,261,996
Fereral Natl Mtge Assn #765946
      02-01-34                                      5.50         8,742,613(f)           8,653,494
Franklin Auto Trust
   Series 2004-1 Cl A3 (MBIA)
      03-15-12                                      4.15           800,000(i)             791,245
GE Capital Commercial Mtge
   Series 2005-C1 Cl A5
      06-10-48                                      4.77           500,000(f)             482,315
General Electric Capital Assurance
   Series 2003-1 Cl A3
      05-12-35                                      4.77         1,775,000(d,f)         1,745,861
General Electric Capital
   (European Monetary Unit) Sr Unsub
      06-20-07                                      5.13           740,000                981,448
General Electric Capital
   (New Zealand Dollar)
      02-04-10                                      6.63         4,365,000              3,004,639
Genworth Financial
   (Japanese Yen)
      06-20-11                                      1.60       140,000,000              1,171,642
Georgia-Pacific
      01-15-17                                      7.13           655,000(d)             653,362
Govt Natl Mtge Assn #604708
      10-15-33                                      5.50           684,560(f)             682,061
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-80 Cl CI
      01-20-32                                     20.00           477,311(e,f)            42,253

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

186 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Global Bond Fund

ISSUER                                             COUPON     PRINCIPAL               VALUE(a)
                                                    RATE       AMOUNT
UNITED STATES (CONT.)
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
      06-10-36                                      4.88%   $      500,000(f)     $       493,506
Greenwich Capital Commercial Funding
   Series 2006-GG7 Cl AAB
      07-10-38                                      5.91           400,000(f)             415,269
GS Mtge Securities II
   Series 2004-GG2 Cl A4
      08-10-38                                      4.96           900,000(f)             890,460
GS Mtge Securities II
   Series 2006-GG6 Cl A4
      04-10-38                                      5.55         4,000,000(f)           4,061,535
HCA
   Secured
      11-15-14                                      9.13            40,000(d)              42,600
      11-15-16                                      9.25           165,000(d)             176,138
Hertz Vehicle Financing LLC
   Series 2004-1A Cl A3 (MBIA)
      05-25-09                                      2.85           600,000(d,i)           584,085
Home Depot
   Sr Unsecured
      03-01-16                                      5.40           775,000                757,986
      12-16-36                                      5.88         1,510,000              1,481,799
Idearc
   Sr Nts
      11-15-16                                      8.00           205,000(d)             208,844
IPALCO Enterprises
   Secured
      11-14-08                                      8.38           140,000                145,250
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
      10-12-37                                      4.37         1,035,403(f)           1,015,613
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
      07-12-37                                      5.26         1,075,000(f)           1,073,816
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
      10-15-37                                      4.13           299,461(f)             289,509
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
      03-12-39                                      3.97           388,136(f)             376,331
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A2
      03-12-39                                      4.77         1,625,000(f)           1,580,022
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP5 Cl A1
      12-15-44                                      5.04         1,187,750(f)           1,180,978
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB16 Cl A4
      05-12-45                                      5.55         3,675,000(f)           3,727,778
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl A4
      04-15-43                                      5.48         1,100,000(f)           1,109,698
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl ASB
      04-15-43                                      5.49         1,375,000(f)           1,387,265
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP8 Cl A4
      05-15-45                                      5.40         1,300,000(f)           1,303,783

BONDS (CONTINUED)

ISSUER                                             COUPON     PRINCIPAL               VALUE(a)
                                                    RATE       AMOUNT
UNITED STATES (CONT.)
L-3 Communications
      06-15-12                                      7.63%   $       80,000        $        82,800
      07-15-13                                      6.13            75,000                 73,500
L-3 Communications
   Sr Sub Nts
   Series B
      10-15-15                                      6.38           195,000                193,050
   LaBranche & Co
   Sr Nts
      05-15-12                                     11.00           195,000                210,113
   Lamar Media
      01-01-13                                      7.25           114,000                116,138
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
      03-15-29                                      3.97           650,000(f)             613,717
LB-UBS Commercial Mtge Trust
   Series 2004-C6 Cl A1
      08-15-29                                      3.88         1,038,081(f)           1,013,224
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
      12-15-29                                      4.20         1,000,000(f)             973,440
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl AAB
      09-15-30                                      4.93         1,800,000(f)           1,765,836
LB-UBS Commercial Mtge Trust
   Series 2006-C4 Cl AAB
      06-15-32                                      5.87           925,000(f)             958,899
LB-UBS Commercial Mtge Trust
   Series 2006-C7 Cl A3
      11-15-38                                      5.35         1,250,000(f)           1,249,969
Midwest Generation LLC
   Series B
      01-02-16                                      8.56            34,227                 37,735
Mohegan Tribal Gaming Authority
      02-15-15                                      6.88           375,000                375,937
Mohegan Tribal Gaming Authority
   Sr Nts
      02-15-13                                      6.13            30,000                 29,775
Mohegan Tribal Gaming Authority
   Sr Sub Nts
      04-01-12                                      8.00            50,000                 52,063
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
      06-13-41                                      4.34           825,000(f)             806,427
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
      04-14-40                                      4.59           690,000(f)             669,059
Morgan Stanley Capital I
   Series 2005-T19 Cl AAB
      06-12-47                                      4.85         1,900,000(f)           1,860,313
Morgan Stanley Capital I
   Series 2006-T23 Cl AAB
      08-12-41                                      5.80           775,000(f)             800,025
Morgan Stanley Capital I
   Series 2006-XLF Cl A2
      07-15-19                                      5.48         1,500,000(d,f,h)       1,500,771
Morgan Stanley Dean Witter Capital I
   Series 2002-TOP7 Cl A2
      01-15-39                                      5.98         2,425,000(f)           2,502,210

BONDS (CONTINUED)

ISSUER                                             COUPON     PRINCIPAL               VALUE(a)
                                                    RATE       AMOUNT
UNITED STATES (CONT.)
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-3 Cl AIO
      01-25-12                                      0.00%   $    3,400,000(e)     $       999,328
NewMarket
   Sr Nts
      12-15-16                                      7.13            55,000(d)              55,000
News America
      12-15-35                                      6.40           580,000                576,191
Nextel Communications
   Series F
      03-15-14                                      5.95         2,185,000              2,127,787
Nomura Asset Securities
   Series 1998-D6 Cl A3
      03-15-30                                      6.99         3,725,000(f)           4,105,786
NRG Energy
      02-01-14                                      7.25           180,000                181,350
Omnicare
   Sr Sub Nts
      12-15-13                                      6.75           345,000                340,688
      12-15-15                                      6.88           160,000                158,000
Pioneer Natural Resources
      05-01-18                                      6.88           550,000                534,991
Pokagon Gaming Authority
   Sr Nts
      06-15-14                                     10.38            50,000(d)              54,750
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
      06-25-35                                      4.49           560,000                553,295
PQ
      02-15-13                                      7.50            25,000                 24,625
Pride Intl
   Sr Nts
      07-15-14                                      7.38           255,000                263,288
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
      02-11-36                                      3.67           761,172(f)             730,774
Prudential Financial
      12-14-36                                      5.70         1,515,000              1,469,966
Qwest
      03-15-12                                      8.88           265,000                295,144
Qwest
   Sr Unsecured
      10-01-14                                      7.50           220,000                233,200
Range Resources
      03-15-15                                      6.38           195,000                190,125
      05-15-16                                      7.50            50,000                 51,250
Regency Energy Partners LP/Finance
   Sr Unsecured
      12-15-13                                      8.38           115,000(d)             115,288
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
      02-25-36                                      5.57           855,000                851,777
RH Donnelley
   Sr Disc Nts Series A-1
      01-15-13                                      6.88           170,000                162,988
Sinclair Broadcast Group
      03-15-12                                      8.00           175,000                180,688

See accompanying notes to investments in securities.


-----------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 187

RiverSource VP - Global Bond Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
UNITED STATES (CONT.)
   Southern Natural Gas
      03-15-10                                      8.88%   $      100,000        $       104,909
Southern Star Central
   Sr Nts
      03-01-16                                      6.75           300,000                299,250
Toyota Motor Credit
   (Japanese Yen) Sr Unsub
      06-09-08                                      0.75       452,000,000              3,797,328
Transcontinental Gas Pipe Line
   Series B
      08-15-11                                      7.00            85,000                 87,338
Transcontinental Gas Pipe Line
   Sr Unsecured
      04-15-16                                      6.40           171,000                172,710
Triad Hospitals
   Sr Nts
      05-15-12                                      7.00           125,000                127,188
Triad Hospitals
   Sr Sub Nts
      11-15-13                                      7.00           160,000                161,000
U.S. Treasury
      11-30-07                                      4.25         2,975,000              2,954,547
      02-15-08                                      3.38         1,055,000(k)           1,036,579
      05-31-08                                      4.88         1,140,000(k)           1,139,465
      11-15-09                                      4.63         3,195,000(k)           3,185,016
      10-31-11                                      4.63         4,400,000              4,384,015
      11-30-11                                      4.50         5,390,000              5,341,997
      08-15-16                                      4.88         1,940,000              1,963,189
      11-15-16                                      4.63         9,380,000              9,318,447
      08-15-23                                      6.25         1,920,000              2,209,951
      02-15-26                                      6.00         1,255,000              1,423,347
U.S. Treasury Inflation-Indexed Bond
      01-15-07                                      3.38         6,754,214(j)           6,735,058
United Auto Group
      03-15-12                                      9.63           155,000                162,944
United Auto Group
   Sr Sub Nts
      12-15-16                                      7.75           260,000(d)             260,325
Valor Telecommunications Enterprises LLC/Finance
      02-15-15                                      7.75            50,000                 53,813
Verizon New York
   Series A
      04-01-12                                      6.88         2,580,000              2,674,729
Verizon Pennsylvania
   Series A
      11-15-11                                      5.65         1,435,000              1,441,457

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
UNITED STATES (CONT.)
Wachovia Bank Commercial Mtge Trust
   Series 2003-C4 Cl A2
      04-15-35                                      4.57%   $    2,525,000(f)     $     2,458,673
Wachovia Bank Commercial Mtge Trust
   Series 2003-C7 Cl A2
      10-15-35                                      5.08         1,064,000(d,f)         1,049,591
Wachovia Bank Commercial Mtge Trust
   Series 2003-C8 Cl A2
      11-15-35                                      3.89           750,000(f)             730,619
Wachovia Bank Commercial Mtge Trust
   Series 2005-C18 Cl A4
      04-15-42                                      4.94           925,000(f)             900,268
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
      07-15-42                                      5.09           925,000(f)             917,529
Wachovia Bank Commercial Mtge Trust
   Series 2006-C24 Cl APB
      03-15-45                                      5.58         1,000,000(f)           1,013,791
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl A3
      07-15-45                                      5.77           700,000(f)             719,726
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl APB
      07-15-45                                      5.73         1,200,000(f)           1,227,310
Wachovia Bank Commercial Mtge Trust
   Series 2006-C29 Cl A4
      11-15-48                                      5.31         1,775,000(f)           1,765,223
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
      12-25-45                                      5.51           349,409(f,g)           349,478
Wells Fargo Bank
   Sub Nts
      08-26-36                                      5.95         2,100,000              2,167,578
Williams Companies
   Sr Nts
      07-15-19                                      7.63           754,000                806,779
Windstream
   Sr Nts
      08-01-16                                      8.63           600,000(d)             657,000
XTO Energy
      01-31-15                                      5.00         2,045,000              1,941,897
                                                                                  ---------------
Total                                                                                 288,370,461
-------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $729,427,720)                                                              $   747,592,543
-------------------------------------------------------------------------------------------------

SENIOR LOANS (0.4%)(L)

BORROWER                                           COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
NETHERLANDS (0.1%)
VNU
   Tranche B Term Loan
      08-09-13                                      8.13%   $      375,000(b,c)   $       377,580
-------------------------------------------------------------------------------------------------

UNITED STATES (0.3%)
Ford Motor
   Tranche B Term Loan
      11-29-13                                      8.36           190,000(b)             190,327
Georgia Pacific
   2nd Lien Tranche C Term Loan
      12-23-13                                      8.35           565,000(b)             565,848
HCA
   Tranche B Term Loan
      11-14-13                                      7.87         1,365,000              1,379,509
Michaels Stores
   Tranche B Term Loan
      10-31-13                                      8.38           420,000                422,344
West Corp
   Tranche B Term Loan
      10-24-13                                      8.10           360,000(b)             360,169
                                                                                  ---------------
Total                                                                                   2,918,197
-------------------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $3,283,403)                                                                $     3,295,777
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (5.2%)

                                                                  SHARES              VALUE(a)
RiverSource Short-Term
   Cash Fund                                                    40,757,916(m)     $    40,757,916
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $40,757,916)                                                               $    40,757,916
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $773,469,039)(n)                                                           $   791,646,236
=================================================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

188 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Global Bond Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Dec. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,883,342.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2006, the value of these securities amounted to $28,700,998 or 3.7% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2006.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation.
      Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation
      MBIA --  MBIA Insurance Corporation

(j) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):


      TYPE OF SECURITY                                        NOTIONAL AMOUNT
      -----------------------------------------------------------------------
      PURCHASE CONTRACTS
      Euro-Bund, March 2007, 10-year                          $    10,000,000
      Japanese Govt Bond, March 2007, 10-year                     400,000,000
      U.S. Long Bond, March 2007, 20-year                           5,500,000
      U.S. Treasury Note, March 2007, 2-year                       28,400,000

      SALE CONTRACTS
      U.S. Treasury Note, March 2007, 5-year                        1,000,000
      U.S. Treasury Note, March 2007, 10-year                      21,600,000

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(n) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $773,948,174 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $    26,160,192
      Unrealized depreciation                                      (8,462,130)
      ------------------------------------------------------------------------
      Net unrealized appreciation                             $    17,698,062
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's
      Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330);
      and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form
      N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 189

INVESTMENTS IN SECURITIES

RiverSource VP - Global Inflation Protected Securities Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

BONDS (92.7%)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
CANADA (2.8%)
Govt of Canada
   (Canadian Dollar)
      12-01-26                                      4.25%       13,219,632(b,c)   $    16,015,029
-------------------------------------------------------------------------------------------------

FRANCE (9.7%)
Govt of France
   (European Monetary Unit)
      07-25-12                                      3.00        24,429,627(b,c)        34,382,104
      07-25-20                                      2.25        15,757,079(b,c)        21,889,619
                                                                                  ---------------
Total                                                                                  56,271,723
-------------------------------------------------------------------------------------------------

GERMANY (2.0%)
Deutsche Bundesrepublik
   (European Monetary Unit)
      04-15-16                                      1.50         8,758,782(b,c)        11,354,150
-------------------------------------------------------------------------------------------------

ITALY (6.8%)
Buoni Poliennali Del Tesoro
   (European Monetary Unit)
      09-15-10                                      0.95        17,819,637(b,c)        22,806,022
      09-15-35                                      2.35        12,008,659(b,c)        16,721,044
                                                                                  ---------------
Total                                                                                  39,527,066
-------------------------------------------------------------------------------------------------

JAPAN (3.0%)
Govt of Japan
   (Japanese Yen)
      03-20-07                                      0.50     2,078,000,000(c)          17,464,141
-------------------------------------------------------------------------------------------------

SWEDEN (1.8%)
Govt of Sweden
   (Swedish Krone)
      12-01-28                                      3.50        48,550,000(c,d)        10,686,871
-------------------------------------------------------------------------------------------------

UNITED KINGDOM (16.4%)
United Kingdom Gilt Inflation Linked
   (British Pound)
      07-26-16                                      2.50%        4,450,000(c,d)        22,563,993
      04-16-20                                      2.50         8,150,000(c,d)        42,567,117
      07-22-30                                      4.13         6,720,000(c,d)        31,039,829
                                                                                  ---------------
Total                                                                                  96,170,939
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
UNITED STATES (50.2%)
Federal Home Loan Bank
      02-08-08                                      4.63%   $    1,000,000        $       993,894
Federal Home Loan Mtge Corp
      10-15-08                                      5.13         1,100,000              1,101,409
      07-15-09                                      4.25         1,000,000                983,064
      07-12-10                                      4.13         1,000,000                974,504
Federal Natl Mtge Assn
      05-15-07                                      3.88         1,000,000                994,930
      08-15-08                                      3.25         1,000,000                971,480
      10-15-08                                      4.50         4,000,000              3,964,312
Tennessee Valley Authority
      01-15-07                                      3.38         6,371,900(b)           6,364,803
U.S. Treasury Inflation-Indexed Bond
      01-15-07                                      3.38        48,687,688(b)          48,549,602
      07-15-12                                      3.00        28,011,988(b)          28,822,058
      01-15-14                                      2.00        28,902,444(b)          28,071,126
      07-15-14                                      2.00        23,709,684(b)          23,008,205
      01-15-15                                      1.63        24,299,282(b)          22,867,589
      01-15-16                                      2.00        38,946,565(b)          37,598,085
      07-15-16                                      2.50        11,062,566(b)          11,144,391
      01-15-25                                      2.38        21,235,351(b)          21,137,868
      04-15-28                                      3.63        33,730,147(b)          40,718,029
      04-15-29                                      3.88        10,709,817(b)          13,484,534
                                                                                  ---------------
Total                                                                                 291,749,883
-------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $531,101,473)                                                              $   539,239,802
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (6.1%)

                                                                   SHARES             VALUE(a)
RiverSource Short-Term
   Cash Fund                                                    35,514,748(e)     $    35,514,748
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $35,514,748)                                                               $    35,514,748
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $566,616,221)(f)                                                           $   574,754,550
=================================================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

190 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Global Inflation Protected Securities Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(e)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(f) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $592,170,281 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                               $           --
      Unrealized depreciation                                  (17,415,731)
      ---------------------------------------------------------------------
      Net unrealized depreciation                           $  (17,415,731)
      ---------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's
      Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330);
      and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form
      N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 191

INVESTMENTS IN SECURITIES

RiverSource VP - Growth Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.4%)

ISSUER                                                             SHARES             VALUE(a)
AEROSPACE & DEFENSE (2.1%)
Boeing                                                              92,833        $     8,247,283
Honeywell Intl                                                      77,641              3,512,479
Lockheed Martin                                                     16,066              1,479,197
                                                                                  ---------------
Total                                                                                  13,238,959
-------------------------------------------------------------------------------------------------

BEVERAGES (2.3%)
Anheuser-Busch Companies                                            46,534              2,289,473
Coca-Cola                                                           62,245              3,003,321
PepsiCo                                                            146,967              9,192,786
                                                                                  ---------------
Total                                                                                  14,485,580
-------------------------------------------------------------------------------------------------

BIOTECHNOLOGY (4.9%)
Amgen                                                              153,294(b)          10,471,513
Biogen Idec                                                         93,043(b)           4,576,785
Genentech                                                          200,868(b)          16,296,421
                                                                                  ---------------
Total                                                                                  31,344,719
-------------------------------------------------------------------------------------------------

CAPITAL MARKETS (1.0%)
KKR Private Equity
   Investors LP Unit                                               146,215              3,341,013
KKR Private Equity
   Investors LP Unit                                               132,331(f)           3,023,763
                                                                                  ---------------
Total                                                                                   6,364,776
-------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (--%)
Industrial & Commercial
   Bank of China Series H                                          333,000(b,c)           206,792
-------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (7.9%)
ADC Telecommunications                                              19,366(b)             281,388
ADTRAN                                                              43,412                985,452
Alcatel-Lucent ADR                                                 370,235(c)           5,264,742
Cisco Systems                                                      989,160(b)          27,033,743
JDS Uniphase                                                        36,941(b)             615,437
Motorola                                                           189,172              3,889,376
QUALCOMM                                                           180,767              6,831,185
Redback Networks                                                   116,424(b)           2,903,615
Tellabs                                                            248,704(b)           2,551,703
                                                                                  ---------------
Total                                                                                  50,356,641
-------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.0%)
Apple Computer                                                      78,463(b)           6,656,801
Dell                                                                33,525(b)             841,142
EMC                                                                 19,898(b)             262,654
Hewlett-Packard                                                    126,152              5,196,201
                                                                                  ---------------
Total                                                                                  12,956,798
-------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.7%)
AT&T                                                               104,743              3,744,562
BellSouth                                                          198,623              9,357,129
Chunghwa Telecom ADR                                                13,120(c)             258,858
Embarq                                                             170,007              8,935,568
France Telecom                                                     100,623(c)           2,782,628
Qwest Communications Intl                                          617,077(b)           5,164,934
Verizon Communications                                              67,537              2,515,078
Windstream                                                         269,517              3,832,532
                                                                                  ---------------
Total                                                                                  36,591,289
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
FOOD & STAPLES RETAILING (1.0%)
Rite Aid                                                            48,142(b)     $       261,892
Safeway                                                            143,256              4,950,928
Wal-Mart Stores                                                     30,493              1,408,167
                                                                                  ---------------
Total                                                                                   6,620,987
-------------------------------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
General Mills                                                       24,174              1,392,422
Kellogg                                                             76,390              3,824,084
                                                                                  ---------------
Total                                                                                   5,216,506
-------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.4%)
Boston Scientific                                                  711,713(b)          12,227,230
Medtronic                                                          110,106              5,891,772
St. Jude Medical                                                    18,684(b)             683,087
Stryker                                                             24,176              1,332,339
Zimmer Holdings                                                     17,458(b)           1,368,358
                                                                                  ---------------
Total                                                                                  21,502,786
-------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.1%)
Cardinal Health                                                    136,033              8,764,607
Caremark Rx                                                         78,467              4,481,250
HealthSouth                                                         51,554(b)           1,167,698
Humana                                                              29,219(b)           1,616,103
McKesson                                                            45,716              2,317,801
UnitedHealth Group                                                 147,629              7,932,106
                                                                                  ---------------
Total                                                                                  26,279,565
-------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.5%)
Harrah's Entertainment                                              39,030              3,228,562
-------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (4.2%)
Colgate-Palmolive                                                  127,268              8,302,964
Procter & Gamble                                                   214,637             13,794,721
Spectrum Brands                                                    424,156(b)           4,623,300
                                                                                  ---------------
Total                                                                                  26,720,985
-------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.0%)
General Electric                                                   337,801             12,569,575
-------------------------------------------------------------------------------------------------

INSURANCE (3.2%)
ACE                                                                 64,557(c)           3,910,217
AFLAC                                                               13,922                640,412
American Intl Group                                                170,499             12,217,959
Hartford Financial
Services Group                                                       7,204                672,205
Prudential Financial                                                32,347              2,777,313
                                                                                  ---------------
Total                                                                                  20,218,106
-------------------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (4.2%)
Baidu.com ADR                                                        7,339(b,c)           827,252
eBay                                                                22,402(b)             673,628
Google Cl A                                                         53,189(b)          24,492,471
Yahoo!                                                              44,773(b)           1,143,502
                                                                                  ---------------
Total                                                                                  27,136,853
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
IT SERVICES (1.9%)
BearingPoint                                                        45,985(b)     $       361,902
Electronic Data Systems                                            154,185              4,247,797
First Data                                                         285,500              7,285,960
                                                                                  ---------------
Total                                                                                  11,895,659
-------------------------------------------------------------------------------------------------

MACHINERY (0.3%)
Flowserve                                                           34,266(b)           1,729,405
-------------------------------------------------------------------------------------------------

MEDIA (13.2%)
Cablevision Systems Cl A                                            11,080                315,558
Charter
   Communications Cl A                                             487,229(b)           1,490,921
Comcast Cl A                                                       146,679(b)           6,208,922
Grupo Televisa ADR                                                  22,377(c)             604,403
Idearc                                                               3,376(b)              96,722
Liberty Global Cl A                                                276,330(b)           8,055,020
Liberty Global Series C                                            120,838(b)           3,383,464
News Corp Cl A                                                     235,152              5,051,065
NTL                                                              2,018,448(e)          50,945,627
Viacom Cl B                                                         22,197(b)             910,743
Vivendi                                                            113,316(c)           4,428,977
WorldSpace Cl A                                                     75,678(b)             264,873
XM Satellite Radio
Holdings Cl A                                                      217,829(b)           3,147,629
                                                                                  ---------------
Total                                                                                  84,903,924
-------------------------------------------------------------------------------------------------

METALS & MINING (1.0%)
Coeur d'Alene Mines                                                749,542(b)           3,710,233
Newmont Mining                                                      56,564              2,553,865
                                                                                  ---------------
Total                                                                                   6,264,098
-------------------------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Federated Department Stores                                         16,378                624,493
-------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.5%)
Chevron                                                             26,000              1,911,780
Exxon Mobil                                                        222,860             17,077,763
Total                                                               47,974(c)           3,460,747
                                                                                  ---------------
Total                                                                                  22,450,290
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS (8.5%)
AstraZeneca                                                        208,265(c)          11,190,136
Bristol-Myers Squibb                                               191,747              5,046,781
Eli Lilly & Co                                                      46,062              2,399,830
Johnson & Johnson                                                  124,979              8,251,114
Merck & Co                                                         302,043             13,169,074
Pfizer                                                             415,724             10,767,252
Schering-Plough                                                    117,031              2,766,613
Teva Pharmaceutical
Inds ADR                                                            42,922(c)           1,334,016
                                                                                  ---------------
Total                                                                                  54,924,816
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

192 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Growth Fund

ISSUER                                                             SHARES             VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.7%)
Advanced Micro Devices                                              90,015(b)     $     1,831,804
Atmel                                                              120,373(b)             728,257
Intel                                                               30,182                611,186
Spansion Cl A                                                       91,965(b)           1,366,600
                                                                                  ---------------
Total                                                                                   4,537,847
-------------------------------------------------------------------------------------------------

SOFTWARE (3.6%)
Adobe Systems                                                        8,567(b)             352,275
Electronic Arts                                                     18,408(b)             927,027
Microsoft                                                          555,029             16,573,166
Symantec                                                           234,974(b)           4,899,208
                                                                                  ---------------
Total                                                                                  22,751,676
-------------------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Countrywide Financial                                               59,700              2,534,265
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
TOBACCO (2.6%)
Altria Group                                                       165,363        $    14,191,453
Imperial Tobacco Group ADR                                          32,115(c)           2,538,048
                                                                                  ---------------
Total                                                                                  16,729,501
-------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (10.2%)
ALLTEL                                                             354,472             21,438,466
Hutchison
   Telecommunications Intl                                       1,945,478(b,c)         4,902,591
Orascom Telecom
   Holding GDR                                                      80,303(c)           5,299,998
Sprint Nextel                                                      487,286              9,204,833
Vodafone Group                                                   8,228,402(c)          22,798,534
Vodafone Group ADR                                                  79,605(c)           2,211,427
                                                                                  ---------------
Total                                                                                  65,855,849
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $553,441,233)                                                              $   610,241,302
-------------------------------------------------------------------------------------------------

OPTIONS PURCHASED (0.3%)

ISSUER                                  CONTRACTS  EXERCISE        EXPIRATION         VALUE(a)
                                                     PRICE             DATE
PUTS
S&P 500 Index                                 314  $   1,350        March 2007    $       328,130
-------------------------------------------------------------------------------------------------

CALLS
NTL                                         5,985      27.50         June 2007            957,600
NTL                                         1,995      27.50         Jan. 2008            473,813
-------------------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $2,495,495)                                                              $       1,759,543
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (3.8%)

                                                                   SHARES             VALUE(a)
RiverSource Short-Term
Cash Fund                                                       24,044,598(d)     $    24,044,598
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $24,044,598)                                                               $    24,044,598
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $579,981,326)(g)                                                           $   636,045,443
=================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 11.3% of net assets.

(d)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(e) At Dec. 31, 2006, securities valued at $20,141,520 were held to cover open call options written as follows (see Note 8 to the financial statements):

      ISSUER                      CONTRACTS   EXERCISE   EXPIRATION   VALUE(a)
                                               PRICE        DATE
      ------------------------------------------------------------------------
      NTL                           5,985       $30       June 2007   $493,763
      NTL                           1,995        30       Jan. 2008    294,262
      ------------------------------------------------------------------------
      Total Value                                                     $788,025

(f)   Identifies issues considered to be illiquid as to their marketability
      (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's
      Board of Directors. Information concerning such security holdings at Dec. 31, 2006, is as follows:

                                                         ACQUISITION                COST
      SECURITY                                              DATES
      ----------------------------------------------------------------------------------
      KKR Private Equity Investors LP Unit          05-01-06 thru 10-12-06    $3,058,416

(g) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $594,114,446 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                               $   51,020,713
      Unrealized depreciation                                   (9,089,716)
      ---------------------------------------------------------------------
      Net unrealized appreciation                           $   41,930,997
      ---------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 193

INVESTMENTS IN SECURITIES

RiverSource VP - High Yield Bond Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

BONDS (90.6%)

ISSUER                                             COUPON      PRINCIPAL             VALUE(a)
                                                    RATE        AMOUNT
AEROSPACE & DEFENSE (2.6%)
Communications & Power Inds
   Sr Sub Nts
      02-01-12                                      8.00%   $    6,955,000        $     7,059,324
CPI Intl
   Sr Nts
      02-01-15                                     11.30         4,200,000(m)           4,315,500
DRS Technologies
      02-01-16                                      6.63         3,185,000              3,208,888
      02-01-18                                      7.63         2,410,000              2,482,300
DRS Technologies
   Sr Sub Nts
      11-01-13                                      6.88         2,745,000              2,765,588
L-3 Communications
      06-15-12                                      7.63         4,425,000              4,579,875
      07-15-13                                      6.13         1,010,000                989,800
L-3 Communications
   Sr Sub Nts
   Series B
      10-15-15                                      6.38         6,450,000              6,385,500
                                                                                  ---------------
Total                                                                                  31,786,775
-------------------------------------------------------------------------------------------------

AUTOMOTIVE (2.8%)
Ford Motor Credit
      06-16-08                                      6.63         4,053,000              4,050,236
Ford Motor Credit
   Sr Nts
      08-10-11                                      9.88         4,217,000              4,518,305
GMAC
      04-15-16                                      7.70         9,130,000              8,605,025
Goodyear Tire & Rubber
   Sr Nts
      12-01-09                                      9.14         3,465,000(d,m)         3,482,325
Insurance Auto Auctions
      04-01-13                                     11.00        10,385,000             11,735,050
UCI Holdco
   Sr Nts Pay-in-kind
      12-15-13                                     12.37         1,880,000(d,h)         1,823,600
                                                                                  ---------------
Total                                                                                  34,214,541
-------------------------------------------------------------------------------------------------

BROKERAGE (1.0%)
LaBranche & Co
   Sr Nts
      05-15-09                                      9.50           830,000                871,500
      05-15-12                                     11.00        10,120,000             10,904,300
                                                                                  ---------------
Total                                                                                  11,775,800
-------------------------------------------------------------------------------------------------

BUILDING MATERIALS (1.1%)
Ainsworth Lumber
      10-01-12                                      7.25           590,000(c)             464,625
Gibraltar Inds
   Series B
      12-01-15                                      8.00         3,408,000              3,339,840
Interline Brands
   Sr Sub Nts
      06-15-14                                      8.13         1,931,000              1,984,103

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL             VALUE(a)
                                                    RATE        AMOUNT
BUILDING MATERIALS (CONT.)
Norcraft Companies LP/Finance
   Sr Sub Nts
      11-01-11                                      9.00%   $    3,310,000        $     3,425,850
Norcraft Holdings LP/Capital
   Sr Disc Nts
   (Zero coupon through 09-01-08,
   thereafter 9.75%)
      09-01-12                                      8.31         4,350,000(n)           3,675,750
                                                                                  ---------------
Total                                                                                  12,890,168
-------------------------------------------------------------------------------------------------

CHEMICALS (5.0%)
Chemtura
      06-01-16                                      6.88         2,550,000              2,454,375
Crystal US Holdings 3 LLC/Sub3
   Sr Disc Nts Series B
   (Zero coupon through 10-01-09,
   thereafter 10.50%)
      10-01-14                                      7.30         3,675,000(n)           3,160,500
Georgia Gulf
   Sr Nts
      12-15-13                                      7.13         5,063,000              4,480,755
Georgia Gulf
   Sr Sub Nts
      10-15-16                                     10.75         5,531,000(d)           5,309,760
Hexion US Finance/Nova Scotia
   Sr Nts
      11-15-14                                      9.75         6,680,000(d)           6,771,850
INEOS Group Holdings
   Sr Sub Nts
      02-15-16                                      8.50         5,985,000(c,d)         5,715,675
INVISTA
      05-01-12                                      9.25        13,955,000(d)          14,931,850
Lyondell Chemical
      09-15-16                                      8.25         1,570,000              1,648,500
NALCO
   Sr Nts
      11-15-11                                      7.75         2,490,000              2,546,025
NALCO
   Sr Sub Nts
      11-15-13                                      8.88         3,845,000              4,070,894
NewMarket
   Sr Nts
      12-15-16                                      7.13         3,785,000(d)           3,785,000
PQ
      02-15-13                                      7.50         6,312,000              6,217,320
                                                                                  ---------------
Total                                                                                  61,092,504
-------------------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.8%)
Case New Holland
      03-01-14                                      7.13         6,475,000              6,572,125
United Rentals North America
   Sr Sub Nts
      02-15-14                                      7.00         3,595,000              3,527,594
                                                                                  ---------------
Total                                                                                  10,099,719
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL             VALUE(a)
                                                    RATE        AMOUNT
CONSUMER PRODUCTS (2.2%)
AAC Group Holding
   Sr Disc Nts
   (Zero coupon through 10-01-08,
   thereafter 10.25%)
      10-01-12                                     10.28%   $    4,225,000(n)     $     3,696,875
Sealy Mattress
   Sr Sub Nts
      06-15-14                                      8.25         7,980,000              8,339,100
Spectrum Brands
   Sr Sub Nts
      10-01-13                                      8.50         4,557,000              4,260,795
Visant Holding
   Sr Disc Nts
   (Zero coupon through 12-01-08,
   thereafter 10.25%)
      12-01-13                                     10.14         3,350,000(n)           2,964,750
Visant Holding
   Sr Nts
      12-01-13                                      8.75         7,655,000              7,884,650
                                                                                  ---------------
Total                                                                                  27,146,170
-------------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (1.0%)
ALH Finance LLC
   Sr Sub Nts
      01-15-13                                      8.50         1,182,000             1,161,315
Covalence Specialty Materials
   Sr Sub Nts
      03-01-16                                     10.25         3,786,000(d)           3,464,190
RBS Global & Rexnord
      08-01-14                                      9.50         3,200,000(d)           3,324,000
TriMas
      06-15-12                                      9.88         4,775,000              4,619,813
                                                                                  ---------------
Total                                                                                  12,569,318
-------------------------------------------------------------------------------------------------

ELECTRIC (3.7%)
Dynegy Holdings
      05-15-18                                      7.13         4,885,000              4,762,875
Dynegy Holdings
   Sr Unsecured
      05-01-16                                      8.38         7,510,000              7,885,500
Edison Mission Energy
      06-15-16                                      7.75         8,425,000              8,930,499
Midwest Generation LLC
   Series B
      01-02-16                                      8.56         3,993,082              4,402,373
Mirant Americas Generation LLC
   Sr Nts
      05-01-11                                      8.30         4,315,000              4,422,875
Mirant North America LLC
      12-31-13                                      7.38         5,390,000              5,470,850
NRG Energy
      02-01-14                                      7.25         3,589,000              3,615,918
      02-01-16                                      7.38           907,000                911,535
      01-15-17                                      7.38         2,955,000              2,962,388

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

194 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - High Yield Bond Fund

ISSUER                                             COUPON      PRINCIPAL             VALUE(a)
                                                    RATE        AMOUNT
ELECTRIC (CONT.)

Reliant Energy
   Secured
      12-15-14                                      6.75%   $    1,705,000        $     1,670,900
                                                                                  ---------------
Total                                                                                  45,035,713
-------------------------------------------------------------------------------------------------

ENTERTAINMENT (1.1%)
AMC Entertainment
      02-01-16                                     11.00         7,570,000              8,497,324
Six Flags
   Sr Nts
      06-01-14                                      9.63         1,895,000              1,757,613
United Artists Theatre Circuit
   Series AU4
      07-01-15                                      9.30         2,044,150(j)           2,125,916
United Artists Theatre Circuit
   Series AV2
      07-01-15                                      9.30           665,335(j)             691,949
                                                                                  ---------------
Total                                                                                  13,072,802
-------------------------------------------------------------------------------------------------

ENVIRONMENTAL (1.1%)
Allied Waste North America
   Series B
      05-15-16                                      7.13         3,220,000              3,187,800
Allied Waste North America
   Sr Nts
      04-15-13                                      7.88         1,920,000              1,980,000
Clean Harbors
      07-15-12                                     11.25         3,872,000              4,309,997
WCA Waste
      06-15-14                                      9.25         3,410,000              3,563,450
                                                                                  ---------------
Total                                                                                  13,041,247
-------------------------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.7%)
ASG Consolidated LLC/Finance
   Sr Disc Nts
   (Zero coupon through 11-01-08,
   thereafter 11.50%)
      11-01-11                                     12.16        11,075,000(n)          9,856,750
Constellation Brands
      09-01-16                                      7.25         3,860,000              3,966,150
Cott Beverages USA
      12-15-11                                      8.00        10,946,000             11,164,920
Pinnacle Foods Group
   Sr Sub Nts
      12-01-13                                      8.25         7,860,000              8,046,675
                                                                                  ---------------
Total                                                                                  33,034,495
-------------------------------------------------------------------------------------------------

GAMING (5.6%)
Boyd Gaming
   Sr Sub Nts
      04-15-14                                      6.75         6,170,000              6,154,575
      02-01-16                                      7.13           814,000                809,930
Buffalo Thunder Development Authority
   Secured
      12-15-14                                      9.38         3,540,000(d)           3,584,250
Circus & Eldorado Jt Venture/Silver Legacy Capital
   1st Mtge
      03-01-12                                     10.13         3,970,000              4,168,500

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL             VALUE(a)
                                                    RATE        AMOUNT
GAMING (CONT.)
Harrah's Operating
      06-01-16                                      6.50%   $    6,560,000        $     5,873,496
      10-01-17                                      5.75         2,330,000              1,952,088
Majestic Star Casino LLC/Capital
      10-15-10                                      9.50         6,405,000              6,725,249
MGM MIRAGE
   Sr Nts
      02-27-14                                      5.88        12,045,000             11,171,737
Mohegan Tribal Gaming Authority
   Sr Nts
      02-15-13                                      6.13         4,680,000              4,644,900
Pokagon Gaming Authority
   Sr Nts
      06-15-14                                     10.38         6,300,000(d)           6,898,499
Station Casinos
   Sr Sub Nts
      03-01-16                                      6.88         3,627,000              3,255,233
Tunica-Biloxi Gaming Authority
   Sr Unsecured
      11-15-15                                      9.00         6,275,000(d)           6,494,625
Wheeling Island Gaming
      12-15-09                                     10.13           560,000                570,500
Wynn Las Vegas LLC/Capital
   1st Mtge
      12-01-14                                      6.63         6,390,000              6,350,063
                                                                                  ---------------
Total                                                                                  68,653,645
-------------------------------------------------------------------------------------------------

GAS PIPELINES (3.1%)
Colorado Interstate Gas
   Sr Nts
      03-15-15                                      5.95         2,605,000              2,570,260
      11-15-15                                      6.80         2,100,000              2,183,542
Regency Energy Partners LP/Finance
   Sr Unsecured
      12-15-13                                      8.38         7,570,000(d)           7,588,925
Southern Star Central
   Sr Nts
      03-01-16                                      6.75         4,260,000              4,249,350
Williams Companies
   Sr Nts
      07-15-19                                      7.63        16,825,000             18,002,750
Williams Partners LP/Finance
      02-01-17                                      7.25         3,515,000(d)           3,585,300
                                                                                  ---------------
Total                                                                                  38,180,127
-------------------------------------------------------------------------------------------------

HEALTH CARE (8.5%)
Community Health Systems
   Sr Sub Nts
      12-15-12                                      6.50         7,165,000              7,057,525
DaVita
      03-15-15                                      7.25         9,475,000              9,664,499
HCA
   Secured
      11-15-14                                      9.13         2,080,000(d)           2,215,200
      11-15-16                                      9.25         5,790,000(d)           6,180,825
HCA
   Sr Unsecured
      02-15-16                                      6.50         4,260,000              3,589,050

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL             VALUE(a)
                                                    RATE        AMOUNT
HEALTH CARE (CONT.)
HealthSouth
   Sr Nts
      06-15-16                                     10.75%   $    3,353,000(d)     $     3,604,475
IASIS Healthcare LLC/Capital
   Sr Sub Nts
      06-15-14                                      8.75         4,426,000              4,481,325
LifeCare Holdings
   Sr Sub Nts
      08-15-13                                      9.25         3,042,000              2,007,720
MedCath Holdings
   Sr Nts
      07-15-12                                      9.88        10,033,000             10,810,557
Omnicare
   Sr Sub Nts
      12-15-13                                      6.75         3,975,000              3,925,313
      12-15-15                                      6.88         4,920,000              4,858,500
Select Medical
      02-01-15                                      7.63         7,817,000              6,488,110
Select Medical
   Sr Unsecured
      09-15-15                                     11.18         9,743,000(m)           8,037,975
Triad Hospitals
   Sr Nts
      05-15-12                                      7.00         7,970,000              8,109,475
Triad Hospitals
   Sr Sub Nts
      11-15-13                                      7.00         4,880,000              4,910,500
US Oncology
      08-15-14                                     10.75         2,215,000              2,447,575
US Oncology Holdings
   Sr Nts
      03-15-15                                     10.68         6,780,000(m)           6,966,450
Vanguard Health Holding I LLC
   Sr Disc Nts
   (Zero coupon through 10-01-09,
   thereafter 11.25%)
      10-01-15                                     10.69         4,665,000(n)           3,592,050
Vanguard Health Holding II LLC
   Sr Sub Nts
      10-01-14                                      9.00         4,168,000              4,220,100
                                                                                  ---------------
Total                                                                                 103,167,224
-------------------------------------------------------------------------------------------------

HOME CONSTRUCTION (1.4%)
K Hovnanian Enterprises
      05-15-16                                      7.50         1,980,000              1,989,900
Meritage Homes
      03-15-15                                      6.25         4,585,000              4,355,750
Standard-Pacific
   Sr Nts
      08-15-15                                      7.00         2,895,000(k)           2,786,438
Stanley-Martin Communities LLC
      08-15-15                                      9.75         3,931,000              3,105,490
William Lyon Homes
   Sr Nts
      02-15-14                                      7.50         5,310,000              4,420,575
                                                                                  ---------------
Total                                                                                  16,658,153
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 195

RiverSource VP - High Yield Bond Fund

ISSUER                                             COUPON      PRINCIPAL             VALUE(a)
                                                    RATE        AMOUNT
INDEPENDENT ENERGY (5.4%)
Chaparral Energy
      12-01-15                                      8.50%   $    4,874,000        $     4,849,630
Chesapeake Energy
   Sr Nts
      08-15-14                                      7.00         4,143,000              4,210,324
Compton Petroleum Finance
      12-01-13                                      7.63         5,233,000(c)           5,049,845
Denbury Resources
   Sr Sub Nts
      12-15-15                                      7.50         2,640,000              2,679,600
Encore Acquisition
      12-01-17                                      7.25         2,740,000              2,650,950
Encore Acquisition
   Sr Sub Nts
      04-15-14                                      6.25         1,650,000              1,546,875
      07-15-15                                      6.00         5,500,000              5,018,750
EXCO Resources
      01-15-11                                      7.25        10,575,000             10,733,624
Hilcorp Energy I LP/Finance
   Sr Nts
      11-01-15                                      7.75         5,560,000(d)           5,462,700
      06-01-16                                      9.00         2,060,000(d)           2,178,450
Petrohawk Energy
      07-15-13                                      9.13         7,815,000              8,205,750
Pioneer Natural Resources
      05-01-18                                      6.88         5,310,000              5,165,090
Pioneer Natural Resources
   Sr Nts
      07-15-16                                      5.88         6,150,000              5,671,364
Range Resources
      05-15-16                                      7.50         1,970,000              2,019,250
                                                                                  ---------------
Total                                                                                  65,442,202
-------------------------------------------------------------------------------------------------

MEDIA CABLE (4.8%)
CCH I LLC
   Secured
      10-01-15                                     11.00         2,080,000              2,134,600
CCH II LLC/Capital
      10-01-13                                     10.25         2,800,000              2,982,000
CCO Holdings LLC/Capital
   Sr Nts
      12-15-10                                      9.49         4,020,000(m)           4,100,400
      11-15-13                                      8.75         3,560,000              3,697,950
Charter Communications Operating LLC/Capital
   Sr Nts
      04-30-12                                      8.00         4,765,000(d)           4,949,644
CSC Holdings
   Sr Nts
      04-15-12                                      7.25         8,000,000(d)           7,800,000
DIRECTV Holdings LLC/Finance
      06-15-15                                      6.38         5,000,000              4,793,750
EchoStar DBS
      10-01-14                                      6.63         4,045,000              3,943,875
      02-01-16                                      7.13         5,465,000              5,465,000
EchoStar DBS
   Sr Nts
      10-01-11                                      6.38         1,695,000              1,684,406
NTL Cable
      04-15-14                                      8.75           295,000(c)             308,644

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL             VALUE(a)
                                                    RATE        AMOUNT
MEDIA CABLE (CONT.)
NTL Cable
   Sr Nts
      08-15-16                                      9.13%   $    2,960,000(c)     $     3,130,200
Quebecor Media
   Sr Nts
      03-15-16                                      7.75         4,630,000(c)           4,728,388
Videotron Ltee
      01-15-14                                      6.88         9,070,000(c)           9,126,687
                                                                                  ---------------
Total                                                                                  58,845,544
-------------------------------------------------------------------------------------------------

MEDIA NON CABLE (9.4%)
Clear Channel Communications
      09-15-14                                      5.50         4,195,000              3,538,734
Clear Channel Communications
   Sr Unsub
      12-15-16                                      5.50         8,855,000              7,167,848
Entercom Radio LLC/Capital
      03-01-14                                      7.63         2,090,000              2,090,000
Idearc
   Sr Nts
      11-15-16                                      8.00        10,280,000(d)          10,472,749
Intelsat Bermuda
      06-15-16                                      9.25         2,250,000(c,d)         2,418,750
Intelsat Bermuda
   Sr Nts
      06-15-13                                     11.35         3,460,000(c,d,m)       3,633,000
      06-15-16                                     11.25         2,580,000(c,d)         2,831,550
Lamar Media
      01-01-13                                      7.25         3,627,000              3,695,006
      08-15-15                                      6.63         5,468,000              5,420,155
Lamar Media
   Series B
      08-15-15                                      6.63         3,650,000              3,618,063
Liberty Media
   Sr Nts
      05-15-13                                      5.70         8,824,000              8,313,417
LIN TV
   Series B
      05-15-13                                      6.50         5,210,000              4,962,525
Nielsen Finance LLC
   Sr Disc Nts
   (Zero coupon through 08-01-11,
   thereafter 12.50%)
      08-01-16                                     10.96         2,265,000(d,n)         1,560,019
Nielsen Finance LLC
   Sr Nts
      08-01-14                                     10.00         6,880,000(d)           7,456,200
Radio One
      02-15-13                                      6.38         6,833,000              6,388,855
Rainbow Natl Services LLC
   Sr Nts
      09-01-12                                      8.75         9,115,000(d)           9,582,143
Rainbow Natl Services LLC
   Sr Sub Deb
      09-01-14                                     10.38         3,775,000(d)           4,194,969
RH Donnelley
   Sr Disc Nts Series A-1
      01-15-13                                      6.88         1,370,000              1,313,488

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL             VALUE(a)
                                                    RATE        AMOUNT
MEDIA NON CABLE (CONT.)
RH Donnelley
   Sr Disc Nts Series A-2
      01-15-13                                      6.88%   $    8,371,000        $     8,025,696
RH Donnelley
   Sr Nts
      01-15-13                                      6.88         9,845,000              9,438,894
Sinclair Broadcast Group
      03-15-12                                      8.00         3,584,000              3,700,480
Sun Media
      02-15-13                                      7.63         5,020,000(c)           5,089,025
                                                                                  ---------------
Total                                                                                 114,911,566
-------------------------------------------------------------------------------------------------

METALS (0.3%)
Aleris Intl
   Sr Nts
      12-15-14                                      9.00         3,340,000(d)           3,365,050
-------------------------------------------------------------------------------------------------
OIL FIELD SERVICES (1.4%)
Chart Inds
   Sr Sub Nts
      10-15-15                                      9.13         5,890,000(d)           6,155,050
OPTI Canada
      12-15-14                                      8.25         4,530,000(c,d)         4,631,925
Quicksilver Resources
      04-01-16                                      7.13         5,965,000              5,830,788
                                                                                  ---------------
Total                                                                                  16,617,763
-------------------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.3%)
Cardtronics
      08-15-13                                      9.50         8,355,000              8,730,975
Triad Acquisition
   Sr Unsecured
   Series B
      05-01-13                                     11.13         7,665,000              7,281,750
                                                                                  ---------------
Total                                                                                  16,012,725
-------------------------------------------------------------------------------------------------

OTHER INDUSTRY (0.3%)
Rental Service
      12-01-14                                      9.50         2,970,000(d)           3,066,525
-------------------------------------------------------------------------------------------------
PACKAGING (1.6%)
Crown Americas LLC/Capital
   Sr Nts
      11-15-15                                      7.75         9,445,000              9,799,188
Owens-Brockway Glass Container
      05-15-13                                      8.25         6,060,000              6,264,525
Plastipak Holdings
   Sr Nts
      12-15-15                                      8.50         3,180,000(d)           3,307,200
                                                                                  ---------------
Total                                                                                  19,370,913
-------------------------------------------------------------------------------------------------

PAPER (4.4%)
Boise Cascade LLC
      10-15-14                                      7.13         6,090,000              5,892,075
Cascades
   Sr Nts
      02-15-13                                      7.25         5,838,000(c)           5,823,405
Georgia-Pacific
      06-15-15                                      7.70         5,713,000              5,820,119
      01-15-17                                      7.13        10,905,000(d)          10,877,738

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

196 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - High Yield Bond Fund

ISSUER                                             COUPON       PRINCIPAL             VALUE(a)
                                                    RATE         AMOUNT
PAPER (CONT.)
Jefferson Smurfit US
      10-01-12                                      8.25%   $    1,620,000        $     1,579,500
      06-01-13                                      7.50         3,555,000              3,341,700
NewPage
   Secured
      05-01-12                                     10.00        10,770,000             11,362,349
Norampac
   Sr Nts
      06-01-13                                      6.75         4,270,000(c)           4,152,575
Smurfit Kappa Funding
   Sr Nts
      10-01-12                                      9.63         3,865,000(c)           4,096,900
                                                                                  ---------------
Total                                                                                  52,946,361
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
CDRV Investors
   Sr Disc Nts
  (Zero coupon through 01-01-10,
   thereafter 9.63%)
      01-01-15                                      9.85         4,015,000(n)           3,111,625
Warner Chilcott
      02-01-15                                      8.75         5,714,000              5,856,850
                                                                                  ---------------
Total                                                                                   8,968,475
-------------------------------------------------------------------------------------------------

RAILROADS (0.2%)
Kansas City Southern de Mexico
   Sr Nts
      12-01-13                                      7.63         2,340,000(c,d)         2,340,000
-------------------------------------------------------------------------------------------------
RETAILERS (3.8%)
AutoNation
      04-15-14                                      7.00         2,845,000              2,866,338
GNC
   Pay-in-kind
      12-01-11                                     12.14         6,420,000(d,h)         6,420,000
Michaels Stores
   Sr Nts
      11-01-14                                     10.00         1,610,000(d)           1,674,400
Michaels Stores
   Sr Sub Nts
      11-01-16                                     11.38         5,645,000(d)           5,884,913
Neiman Marcus Group
      10-15-15                                      9.00         4,203,000              4,586,524
Sally Holdings LLC
   Sr Nts
      11-15-14                                      9.25         2,490,000(d)           2,536,688
Sally Holdings LLC
   Sr Sub Nts
      11-15-16                                     10.50         5,270,000(d)           5,375,400
Toys "R" Us
      04-15-13                                      7.88        10,995,000              9,675,599
      10-15-18                                      7.38         3,170,000              2,567,700
United Auto Group
   Sr Sub Nts
      12-15-16                                      7.75         4,785,000(d)           4,790,981
                                                                                  ---------------
Total                                                                                  46,378,543
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON       PRINCIPAL             VALUE(a)
                                                    RATE         AMOUNT
TECHNOLOGY (2.6%)
Freescale Semiconductor
   Sr Nts
      12-15-14                                      8.88%   $    2,655,000(d)     $     2,648,363
      12-15-14                                      9.24         1,425,000(d,m)         1,414,313
NXP Funding LLC
   Secured
      10-15-13                                      8.12         5,215,000(c,d,m)       5,293,225
NXP Funding LLC
   Sr Nts
      10-15-15                                      9.50         2,275,000(c,d)         2,331,875
SS&C Technologies
      12-01-13                                     11.75         3,765,000              4,085,025
SunGard Data Systems
      08-15-13                                      9.13         5,570,000              5,848,500
West
   Sr Nts
      10-15-14                                      9.50         3,755,000(d)           3,755,000
      10-15-16                                     11.00         6,045,000(d)           6,120,562
                                                                                  ---------------
Total                                                                                  31,496,863
-------------------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (1.1%)
Avis Budget Car Rental LLC/Finance
   Sr Nts
      05-15-14                                      7.63         4,050,000(d)           3,948,750
      05-15-16                                      7.75         2,975,000(d)           2,870,875
Hertz
   Sr Sub Nts
      01-01-16                                     10.50         3,611,000(d)           3,972,100
Quality Distribution LLC/Capital
      01-15-12                                      9.87         2,651,000(m)           2,690,765
                                                                                  ---------------
Total                                                                                  13,482,490
-------------------------------------------------------------------------------------------------

WIRELESS (4.2%)
American Tower
   Sr Nts
      10-15-12                                      7.13         8,815,000             9,057,412
Centennial Communications
   Sr Nts
      01-01-13                                     10.00         4,700,000              4,999,625
      01-01-13                                     11.12         2,455,000(m)           2,596,163
Centennial Communications/Cellular Operating LLC
   Sr Nts
      02-01-14                                      8.13         2,590,000              2,657,988
Cricket Communications
      11-01-14                                      9.38         4,775,000(d)           5,037,625
Dobson Cellular Systems
   Secured
      11-01-11                                      8.38         1,122,000(d)           1,182,308
      11-01-11                                      8.38         1,993,000              2,100,124
      11-01-12                                      9.88         1,870,000              2,038,300
MetroPCS Wireless
      11-01-14                                      9.25         6,815,000(d)           7,121,675
Nextel Communications
   Sr Nts Series D
      08-01-15                                      7.38         7,530,000              7,721,449
Rogers Wireless
   Sr Sub Nts
      12-15-12                                      8.00         5,900,000(c)           6,298,250
                                                                                  ---------------
Total                                                                                  50,810,919
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
WIRELINES (5.4%)
Cincinnati Bell
   Sr Sub Nts
      01-15-14                                      8.38%   $    2,055,000        $     2,111,513
Citizens Communications
   Sr Nts
      01-15-13                                      6.25         7,157,000              7,022,806
Embarq
      06-01-16                                      7.08         2,839,000              2,890,159
GCI
   Sr Nts
      02-15-14                                      7.25         7,570,000              7,513,225
Level 3 Communications
      03-01-10                                     11.50           760,000                805,600
Level 3 Financing
      03-15-13                                     12.25         3,135,000              3,550,388
Level 3 Financing
   Sr Nts
      11-01-14                                      9.25         5,090,000(d)           5,185,438
Qwest Communications Intl
      02-15-14                                      7.50         1,640,000              1,689,200
Qwest
   Sr Nts
      06-15-15                                      7.63        10,730,000             11,481,099
Qwest
   Sr Unsecured
      10-01-14                                      7.50         1,630,000              1,727,800
Valor Telecommunications Enterprises LLC/Finance
      02-15-15                                      7.75         3,752,000              4,038,090
Windstream
   Sr Nts
      08-01-16                                      8.63        15,890,000(d)          17,399,548
                                                                                  ---------------
Total                                                                                  65,414,866
-------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,080,920,952)                                                            $ 1,101,889,206
-------------------------------------------------------------------------------------------------

SENIOR LOANS (5.5%)(i)

BORROWER                                           COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
AUTOMOTIVE (0.5% )
Ford Motor
   Tranche B Term Loan
        11-29-13                                    8.36%   $    6,275,000(f)     $     6,285,793
-------------------------------------------------------------------------------------------------

ELECTRIC (0.6%)
NRG Energy
   Tranche B Term Loan
        02-01-13                                    7.36         7,157,641              7,197,581
-------------------------------------------------------------------------------------------------

ENVIRONMENTAL (0.3%)
Allied Waste Inds North America
   Tranche AW Term Loan
        01-15-12 7.12-7.21                                       3,811,760              3,818,316
-------------------------------------------------------------------------------------------------

HEALTH CARE (0.6%)
HCA
   Tranche B Term Loan
        11-14-13                                    7.86         7,580,000              7,660,575
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 197

RiverSource VP - High Yield Bond Fund

BORROWER                                         COUPON       PRINCIPAL               VALUE(a)
                                                  RATE         AMOUNT
MEDIA CABLE (0.3%)
Charter Communications Operating
   2nd Lien Term Loan
        04-28-13                                    8.01%   $    4,000,000        $     4,020,840
-------------------------------------------------------------------------------------------------

MEDIA NON CABLE (1.0%)
VNU
   Tranche B Term Loan
        08-09-13                                    8.13        10,350,000(c)          10,421,208
-------------------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.4%)
ACE Cash Express
   Tranche B Term Loan
        10-05-13                               8.30-8.36         4,845,000              4,845,000
-------------------------------------------------------------------------------------------------

PAPER (0.4%)
Georgia Pacific
   2nd Lien Tranche C Term Loan
        12-23-13                                    8.35         5,150,000              5,157,725
-------------------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)

BORROWER                                         COUPON       PRINCIPAL               VALUE(a)
                                                  RATE         AMOUNT
RETAILERS (0.7%)
Sally Holdings LLC
   Tranche A Term Loan
        11-16-12                                    7.87%   $    1,550,000        $     1,555,162
Toys "R" Us
   Tranche B Term Loan
        07-19-12                                    9.63         6,600,000              6,786,978
                                                                                  ---------------
Total                                                                                   8,342,140
-------------------------------------------------------------------------------------------------

WIRELINES (0.7%)
Qwest
   Tranche B Term Loan
        06-30-10                                    6.95         8,955,000              9,105,354
-------------------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $66,333,297)                                                               $    66,854,532
-------------------------------------------------------------------------------------------------

COMMON STOCKS (--%)

ISSUER                                                           SHARES                VALUE(a)
Link Energy LLC Unit                                               494,265(b)     $        14,581
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,913,363)                                                                $        14,581
-------------------------------------------------------------------------------------------------

OTHER (0.1%)

ISSUER                                                           SHARES                VALUE(a)
Varde Fund V LP                                                  5,000,000(b,e,j) $     1,420,150
-------------------------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                                       $     1,420,150
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (3.5%)(l)

                                                                 SHARES                VALUE(a)
RiverSource Short-Term
   Cash Fund                                                     42,251,95(g)     $    42,251,953
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $42,251,953)                                                               $    42,251,953
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,193,419,565)(o)                                                         $ 1,212,430,422
=================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2006, the value of foreign securities represented 7.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2006, the value of these securities amounted to $280,008,050 or 23.0% of net assets.

(e)   The share amount for Limited Liability Companies (LLC) or Limited
      Partnerships (LP) represents capital contributions.

(f) At Dec. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,304,144.

(g)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(h) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)   Identifies issues considered to be illiquid as to their marketability
      (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's
      Board of Directors. Information concerning such security holdings at Dec. 31, 2006, is as follows:

      SECURITY                                  ACQUISITION              COST
                                                   DATES
      ------------------------------------------------------------------------
      United Artists Theatre Circuit
         9.30% Series AU4                 08-15-96 thru 04-09-02  $ 1,727,801
      United Artists Theatre Circuit
         9.30% Series AV2                 12-11-01 thru 08-28-02      528,403
      Varde Fund V LP                     04-27-00 thru 06-19-00           --*

*     The original cost for this position in fiscal year 2004 was $25,000,000.
      From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.


------------------------------------------------------------------------------

198 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - High Yield Bond Fund

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(k) At Dec. 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(l) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.1% of net assets. See
      Note 6 to the financial statements. 3.4% of net assets is the Fund's cash equivalent position.

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(n) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(o) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $1,191,984,967 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $  32,593,817
      Unrealized depreciation                                      (12,148,362)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                $  20,445,455
      -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's
      Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330);
      and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form
      N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 199

INVESTMENTS IN SECURITIES

RiverSource VP - Income Opportunities Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

BONDS (88.8%)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
ASSET-BACKED (--%)
Metris Master Trust
   Series 2005-1A Cl D
      03-21-11                                      7.25%   $       75,000(d,f)   $        74,886
-------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (3.4%)
Communications & Power Inds
   Sr Sub Nts
      02-01-12                                      8.00         3,685,000              3,740,274
CPI Intl
   Sr Nts
      02-01-15                                     11.30           200,000(f)             205,500
DRS Technologies
      02-01-16                                      6.63         1,585,000              1,596,888
      02-01-18                                      7.63           830,000                854,900
DRS Technologies
   Sr Sub Nts
      11-01-13                                      6.88         2,575,000              2,594,313
L-3 Communications
      06-15-12                                      7.63         1,650,000              1,707,750
      07-15-13                                      6.13            80,000                 78,400
L-3 Communications
   Sr Sub Nts
      01-15-15                                      5.88           225,000                217,125
L-3 Communications
   Sr Sub Nts
Series B
      10-15-15                                      6.38         1,785,000              1,767,150
TransDigm
      07-15-14                                      7.75         1,260,000              1,297,800
                                                                                  ---------------
Total                                                                                  14,060,100
-------------------------------------------------------------------------------------------------

AUTOMOTIVE (2.5%)
Ford Motor Credit
   Sr Nts
      08-10-11                                      9.88         3,690,000              3,953,650
Ford Motor Credit
   Sr Unsecured
      01-13-12                                      8.11         1,995,000(f)           1,977,575
GMAC
      04-15-16                                      7.70         3,685,000              3,473,113
Goodyear Tire & Rubber
   Sr Nts
      12-01-09                                      9.14         1,015,000(d,f)         1,020,075
                                                                                  ---------------
Total                                                                                  10,424,413
-------------------------------------------------------------------------------------------------

BROKERAGE (0.8%)
LaBranche & Co
   Sr Nts
      05-15-12                                     11.00         3,130,000              3,372,575
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
BUILDING MATERIALS (0.7%)
Ainsworth Lumber
      10-01-12                                      7.25%   $      175,000(c)     $       137,813
Interline Brands
   Sr Sub Nts
      06-15-14                                      8.13           375,000                385,313
Norcraft Companies LP/Finance
   Sr Sub Nts
      11-01-11                                      9.00         2,120,000              2,194,199
                                                                                  ---------------
Total                                                                                   2,717,325
-------------------------------------------------------------------------------------------------

CHEMICALS (5.0 %)
BCP Crystal US Holdings
   Sr Sub Nts
      06-15-14                                      9.63         1,476,000              1,630,980
Chemtura
      06-01-16                                      6.88         2,226,000              2,142,525
Hexion US Finance/Nova Scotia
   Sr Nts
      11-15-14                                      9.75         1,939,000(d)           1,965,661
INEOS Group Holdings
   Sr Sub Nts
      02-15-16                                      8.50         2,046,000(c,d)         1,953,930
INVISTA
      05-01-12                                      9.25         2,530,000(d)           2,707,100
Lyondell Chemical
      09-15-16                                      8.25           955,000              1,002,750
NALCO
   Sr Nts
      11-15-11                                      7.75         3,175,000              3,246,438
NewMarket
   Sr Nts
      12-15-16                                      7.13         2,125,000(d)           2,125,000
PQ
      02-15-13                                      7.50         3,332,000              3,282,019
                                                                                  ---------------
Total                                                                                  20,056,403
-------------------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.4%)
Case New Holland
      03-01-14                                      7.13           265,000                268,975
United Rentals North America
      02-15-12                                      6.50         1,570,000              1,550,375
                                                                                  ---------------
Total                                                                                   1,819,350
-------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.3%)
Chattem
   Sr Sub Nts
      03-01-14                                      7.00         2,600,000              2,561,000
Sealy Mattress
   Sr Sub Nts
      06-15-14                                      8.25         3,245,000              3,391,025

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
CONSUMER PRODUCTS (CONT.)
Visant
      10-01-12                                      7.63%   $    2,315,000        $     2,343,938
Visant Holding
   Sr Nts
      12-01-13                                      8.75         1,000,000              1,030,000
                                                                                  ---------------
Total                                                                                   9,325,963
-------------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.2%)
ALH Finance LLC
   Sr Sub Nts
      01-15-13                                      8.50            29,000                 28,493
Covalence Specialty Materials
   Sr Sub Nts
      03-01-16                                     10.25           518,000(d)             473,970
RBS Global & Rexnord
      08-01-14                                      9.50           403,000(d)             418,616
                                                                                  ---------------
Total                                                                                     921,079
-------------------------------------------------------------------------------------------------

ELECTRIC (4.7%)
Aquila Canada Finance
      06-15-11                                      7.75         1,806,000(c)           1,905,760
Dynegy Holdings
      05-15-18                                      7.13         1,325,000              1,291,875
Dynegy Holdings
   Sr Unsecured
      05-01-16                                      8.38         2,300,000              2,415,000
Edison Mission Energy
   Sr Unsecured
      06-15-13                                      7.50         1,510,000              1,577,950
IPALCO Enterprises
Secured
      11-14-08                                      8.38            65,000                 67,438
      11-14-11                                      8.63         1,540,000              1,674,750
Midwest Generation LLC
Series B
      01-02-16                                      8.56           337,074                371,624
Mirant Americas Generation LLC
   Sr Nts
      05-01-11                                      8.30         1,325,000              1,358,125
Mirant North America LLC
      12-31-13                                      7.38         2,765,000              2,806,474
Nevada Power
      04-15-12                                      6.50           550,000                564,617
NRG Energy
      02-01-14                                      7.25         1,050,000              1,057,875
      02-01-16                                      7.38           245,000                246,225
      01-15-17                                      7.38         1,555,000              1,558,888
Reliant Energy
   Secured
      07-15-13                                      9.50           185,000                198,413
      12-15-14                                      6.75         2,375,000              2,327,500
                                                                                  ---------------
Total                                                                                  19,422,514
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

200 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Income Opportunities Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
ENTERTAINMENT (0.5%)
AMC Entertainment
      02-01-16                                     11.00%   $      925,000        $     1,038,313
AMC Entertainment
   Sr Sub Nts
      03-01-14                                      8.00         1,000,000                992,500
                                                                                  ---------------
Total                                                                                   2,030,813
-------------------------------------------------------------------------------------------------

ENVIRONMENTAL (1.5%)
Allied Waste North America
   Secured
      04-15-11                                      6.38         1,975,000              1,950,313
Allied Waste North America
   Secured Series B
      02-15-11                                      5.75           260,000                251,550
Allied Waste North America
   Series B
      09-01-12                                      9.25           235,000                249,688
      05-15-16                                      7.13           950,000                940,500
Clean Harbors
      07-15-12                                     11.25           120,000                133,574
WCA Waste
      06-15-14                                      9.25         2,395,000              2,502,774
                                                                                  ---------------
Total                                                                                   6,028,399
-------------------------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.7%)
ASG Consolidated LLC/Finance
   Sr Disc Nts
   (Zero coupon through 11-01-08,
   thereafter 11.50%)
      11-01-11                                      9.99         1,480,000(e)           1,317,200
Constellation Brands
      09-01-16                                      7.25         2,415,000              2,481,413
Cott Beverages USA
      12-15-11                                      8.00         5,280,000              5,385,599
Pinnacle Foods Group
   Sr Sub Nts
      12-01-13                                      8.25         1,990,000              2,037,263
                                                                                  ---------------
Total                                                                                  11,221,475
-------------------------------------------------------------------------------------------------

GAMING (6.7%)
Boyd Gaming
   Sr Sub Nts
      04-15-14                                      6.75            20,000                 19,950
      02-01-16                                      7.13           660,000                656,700
Buffalo Thunder Development Authority
   Secured
      12-15-14                                      9.38         1,170,000(d)           1,184,625
Circus & Eldorado Jt Venture/Silver Legacy Capital
   1st Mtge
      03-01-12                                     10.13         2,930,000              3,076,499
Harrah's Operating
      06-01-16                                      6.50         3,195,000              2,860,643
      10-01-17                                      5.75           585,000                490,117
Majestic Star Casino LLC/Capital
      10-15-10                                      9.50         4,300,000              4,514,999
Mandalay Resort Group
   Sr Nts
      12-15-11                                      6.38           100,000                 99,500

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
GAMING (CONT.)
MGM MIRAGE
      02-01-11                                      8.38%   $      245,000        $       254,188
      04-01-13                                      6.75         1,845,000              1,803,488
      07-15-15                                      6.63         1,000,000                952,500
MGM MIRAGE
   Sr Nts
      02-27-14                                      5.88         1,000,000                927,500
Mohegan Tribal Gaming Authority
   Sr Nts
      02-15-13                                      6.13           260,000                258,050
Pokagon Gaming Authority
   Sr Nts
      06-15-14                                     10.38         1,865,000(d)           2,042,175
Station Casinos
   Sr Nts
      04-01-12                                      6.00         1,675,000              1,589,156
Station Casinos
   Sr Sub Nts
      03-01-16                                      6.88           750,000                673,125
Tunica-Biloxi Gaming Authority
   Sr Unsecured
      11-15-15                                      9.00         2,335,000(d)           2,416,725
Wheeling Island Gaming
      12-15-09                                     10.13         2,065,000              2,103,719
Wynn Las Vegas LLC/Capital
   1st Mtge
      12-01-14                                      6.63           980,000                973,875
                                                                                  ---------------
Total                                                                                  26,897,534
-------------------------------------------------------------------------------------------------

GAS PIPELINES (4.5%)
ANR Pipeline
      03-15-10                                      8.88           625,000                655,681
Colorado Interstate Gas
   Sr Nts
      03-15-15                                      5.95           185,000                182,533
      11-15-15                                      6.80           135,000                140,371
El Paso Natural Gas
   Sr Nts Series A
      08-01-10                                      7.63           760,000                794,200
Regency Energy Partners LP/Finance
   Sr Unsecured
      12-15-13                                      8.38         2,500,000(d)           2,506,250
Southern Star Central
   Sr Nts
      03-01-16                                      6.75         4,460,000              4,448,850
Tennessee Gas Pipeline
      12-15-11                                      6.00         1,071,000              1,052,258
Williams Companies
      09-01-21                                      7.88         2,625,000              2,815,313
Williams Companies
   Sr Nts
      07-15-19                                      7.63         4,440,000              4,750,799
Williams Partners LP/Finance
      02-01-17                                      7.25         1,160,000(d)           1,183,200
                                                                                  ---------------
Total                                                                                  18,529,455
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
HEALTH CARE (6.8%)
Community Health Systems
   Sr Sub Nts
      12-15-12                                      6.50%   $      575,000        $       566,375
DaVita
      03-15-13                                      6.63           940,000                942,350
      03-15-15                                      7.25         1,350,000              1,377,000
HCA
   Secured
      11-15-16                                      9.25         3,440,000(d)           3,672,200
      11-15-16                                      9.63         4,082,000(d)           4,367,739
HCA
   Sr Unsecured
      02-15-16                                      6.50         1,015,000                855,138
HealthSouth
   Sr Nts
      06-15-16                                     10.75           340,000(d)             365,500
IASIS Healthcare LLC/Capital
   Sr Sub Nts
      06-15-14                                      8.75         1,296,000              1,312,200
MedCath Holdings
   Sr Nts
      07-15-12                                      9.88           610,000                657,275
Omnicare
   Sr Sub Nts
      12-15-13                                      6.75         2,800,000              2,765,000
      12-15-15                                      6.88           570,000                562,875
Select Medical
      02-01-15                                      7.63         1,028,000                853,240
Select Medical
   Sr Unsecured
      09-15-15                                     11.18           957,000(f)             789,525
Triad Hospitals
   Sr Nts
      05-15-12                                      7.00           680,000                691,900
Triad Hospitals
   Sr Sub Nts
      11-15-13                                      7.00         3,037,000              3,055,981
US Oncology
      08-15-12                                      9.00         2,315,000              2,442,325
VWR Intl
   Sr Nts
      04-15-12                                      6.88         2,140,000              2,153,375
                                                                                  ---------------
Total                                                                                  27,429,998
-------------------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.9%)
K Hovnanian Enterprises
      05-15-16                                      7.50         1,000,000              1,005,000
Meritage Homes
      03-15-15                                      6.25           765,000                726,750
Meritage Homes
   Sr Nts
      05-01-14                                      7.00         1,400,000              1,379,000
Stanley-Martin Communities LLC
      08-15-15                                      9.75           465,000                367,350
William Lyon Homes
   Sr Nts
      02-15-14                                      7.50           370,000                308,025
                                                                                  ---------------
Total                                                                                   3,786,125
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 201

RiverSource VP - Income Opportunities Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
INDEPENDENT ENERGY (6.1%)
Chaparral Energy
      12-01-15                                      8.50%   $    2,248,000        $     2,236,760
Chesapeake Energy
      07-15-13                                      7.63         1,405,000              1,478,763
Chesapeake Energy
   Sr Nts
      06-15-14                                      7.50           225,000                233,719
      08-15-14                                      7.00         1,230,000              1,249,988
Compton Petroleum Finance
      12-01-13                                      7.63           832,000(c)             802,880
Denbury Resources
   Sr Sub Nts
      12-15-15                                      7.50           855,000                867,825
Encore Acquisition
   Sr Sub Nts
      04-15-14                                      6.25           210,000                196,875
      07-15-15                                      6.00         1,220,000              1,113,250
EXCO Resources
      01-15-11                                      7.25         3,420,000              3,471,299
Hilcorp Energy I LP/Finance
   Sr Nts
      06-01-16                                      9.00         1,250,000(d)           1,321,875
Petrohawk Energy
      07-15-13                                      9.13         3,050,000              3,202,500
Pioneer Natural Resources
      05-01-18                                      6.88         1,450,000              1,410,430
Pioneer Natural Resources
   Sr Nts
      07-15-16                                      5.88         4,835,000              4,458,705
Range Resources
      03-15-15                                      6.38         1,660,000              1,618,500
      05-15-16                                      7.50         1,005,000              1,030,125
                                                                                  ---------------
Total                                                                                  24,693,494
-------------------------------------------------------------------------------------------------

MEDIA CABLE (2.5%)
Charter Communications Operating LLC/Capital
   Sr Nts
      04-30-12                                      8.00           950,000(d)             986,813
      04-30-14                                      8.38         1,880,000(d)           1,962,249
CSC Holdings
   Sr Nts Series B
      07-15-09                                      8.13           485,000                502,581
      04-01-11                                      7.63           370,000                376,938
DIRECTV Holdings LLC/Finance
      06-15-15                                      6.38            85,000                 81,494
EchoStar DBS
      10-01-14                                      6.63         1,210,000              1,179,750
      02-01-16                                      7.13         2,675,000              2,674,999
EchoStar DBS
   Sr Nts
      10-01-11                                      6.38           185,000                183,844
Mediacom LLC/Capital
   Sr Nts
      02-15-11                                      7.88           300,000                298,125
NTL Cable
      04-15-14                                      8.75            60,000(c)              62,775

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL               VALUE(a)
                                                    RATE         AMOUNT
MEDIA CABLE (CONT.)
NTL Cable
   Sr Nts
      08-15-16                                      9.13%   $      825,000(c)     $       872,438
Quebecor Media
   Sr Nts
      03-15-16                                      7.75           210,000(c)             214,463
Videotron Ltee
      12-15-15                                      6.38         1,000,000(c)             977,500
                                                                                  ---------------
Total                                                                                  10,373,969
-------------------------------------------------------------------------------------------------

MEDIA NON CABLE (9.0%)
Clear Channel Communications
   Sr Nts
      09-15-14                                      5.50         1,315,000              1,109,281
Clear Channel Communications
   Sr Unsub
      12-15-16                                      5.50         2,630,000              2,128,903
Dex Media
      11-15-13                                      8.00         1,410,000              1,452,300
Dex Media
   (Zero coupon through 11-15-08,
   thereafter 9.00%)
      11-15-13                                      8.68         5,475,000(e)           4,886,437
Entercom Radio LLC/Capital
      03-01-14                                      7.63         1,597,000              1,597,000
Idearc
   Sr Nts
      11-15-16                                      8.00         3,840,000(d)           3,912,000
Intelsat Bermuda
      06-15-16                                      9.25         2,080,000(c,d)         2,236,000
Lamar Media
      01-01-13                                      7.25           651,000                663,206
      08-15-15                                      6.63         1,219,000              1,208,334
Lamar Media
   Series B
      08-15-15                                      6.63           740,000                733,525
Liberty Media
   Sr Nts
      05-15-13                                      5.70         2,490,000              2,345,921
LIN TV
   Series B
      05-15-13                                      6.50           160,000                152,400
LIN TV
   Sr Sub Nts
      05-15-13                                      6.50           380,000                361,950
Nielsen Finance LLC
   Sr Nts
      08-01-14                                     10.00           775,000(d)             839,906
Radio One
      02-15-13                                      6.38           285,000                266,475
Radio One
   Series B
      07-01-11                                      8.88         1,160,000              1,197,700
Rainbow Natl Services LLC
   Sr Nts
      09-01-12                                      8.75         1,130,000(d)           1,187,913

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
MEDIA NON CABLE (CONT.)
Rainbow Natl Services LLC
   Sr Sub Deb
      09-01-14                                     10.38%   $    1,025,000(d)     $     1,139,031
RH Donnelley
      12-15-12                                     10.88           250,000                272,500
RH Donnelley
   Sr Disc Nts Series A-2
      01-15-13                                      6.88           170,000                162,988
Salem Communications
      12-15-10                                      7.75         4,274,000              4,338,110
Sinclair Broadcast Group
      03-15-12                                      8.00         1,265,000              1,306,113
Sun Media
      02-15-13                                      7.63         2,900,000(c)           2,939,875
                                                                                  ---------------
Total                                                                                  36,437,868
-------------------------------------------------------------------------------------------------

METALS (0.8%)
Aleris Intl
   Sr Nts
      12-15-14                                      9.00         1,105,000(d)           1,113,288
Peabody Energy
   Series B
      03-15-13                                      6.88         1,918,000              1,965,950
                                                                                  ---------------
Total                                                                                   3,079,238
-------------------------------------------------------------------------------------------------

OIL FIELD SERVICES (2.6%)
Chart Inds
   Sr Sub Nts
      10-15-15                                      9.13         2,750,000(d)           2,873,750
OPTI Canada
      12-15-14                                      8.25         2,300,000(c,d)         2,351,750
Pride Intl
   Sr Nts
      07-15-14                                      7.38         4,095,000              4,228,088
Quicksilver Resources
      04-01-16                                      7.13         1,310,000              1,280,525
                                                                                  ---------------
Total                                                                                  10,734,113
-------------------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (4.2%)
Cardtronics
      08-15-13                                      9.25         2,765,000              2,889,425
Dow Jones CDX HY
   Series 7-T1
      12-29-11                                      8.38        12,000,000(d)          12,324,000
Residential Capital
      02-22-11                                      6.00           435,000                434,177
Triad Acquisition
   Sr Unsecured
   Series B
      05-01-13                                     11.13         1,845,000              1,752,750
                                                                                  ---------------
Total                                                                                  17,400,352
-------------------------------------------------------------------------------------------------

OTHER INDUSTRY (0.1%)
Rental Service
      12-01-14                                      9.50           580,000(d)             598,850
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

202 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Income Opportunities Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
PACKAGING (1.5%)
Ball
      12-15-12                                      6.88%   $    1,475,000        $     1,502,656
Crown Americas LLC/Capital
      11-15-13                                      7.63         1,225,000              1,261,750
Crown Americas LLC/Capital
   Sr Nts
      11-15-15                                      7.75           250,000                259,375
Owens-Brockway Glass Container
      05-15-11                                      7.75         1,120,000              1,150,800
Plastipak Holdings
   Sr Nts
      12-15-15                                      8.50         1,400,000(d)           1,456,000
Silgan Holdings
   Sr Sub Nts
      11-15-13                                      6.75           650,000                637,000
                                                                                  ---------------
Total                                                                                   6,267,581
-------------------------------------------------------------------------------------------------

PAPER (4.7%)
Boise Cascade LLC
      10-15-12                                      8.25           625,000(f)             626,563
      10-15-14                                      7.13         1,885,000              1,823,738
Cascades
   Sr Nts
      02-15-13                                      7.25           950,000(c)             947,625
Georgia-Pacific
      01-15-17                                      7.13         6,262,000(d)           6,246,344
Jefferson Smurfit US
      06-01-13                                      7.50         1,995,000              1,875,300
NewPage
   Secured
      05-01-12                                     10.00         4,215,000              4,446,825
Norampac
   Sr Nts
      06-01-13                                      6.75         1,380,000(c)           1,342,050
Smurfit Kappa Funding
   Sr Nts
      10-01-12                                      9.63           640,000(c)             678,400
Stone Container Finance
      07-15-14                                      7.38         1,385,000(c)           1,288,050
                                                                                  ---------------
Total                                                                                  19,274,895
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Elan Finance
      11-15-11                                      7.75         1,600,000(c)           1,562,000
-------------------------------------------------------------------------------------------------

RAILROADS (0.2%)
Kansas City Southern de Mexico
   Sr Nts
      12-01-13                                      7.63           685,000(c,d)           685,000
-------------------------------------------------------------------------------------------------

RETAILERS (2.4%)
AutoNation
      04-15-14                                      7.00         1,430,000              1,440,725
Michaels Stores
   Sr Nts
      11-01-14                                     10.00         2,140,000(d)           2,225,600
Neiman Marcus Group
      10-15-15                                      9.00         1,440,000              1,571,400

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
RETAILERS (CONT.)
Sally Holdings LLC
   Sr Nts
      11-15-14                                      9.25%   $    1,515,000(d)     $     1,543,406
United Auto Group
      03-15-12                                      9.63         1,560,000              1,639,950
United Auto Group
   Sr Sub Nts
      12-15-16                                      7.75         1,500,000(d)           1,501,875
                                                                                  ---------------
Total                                                                                   9,922,956
-------------------------------------------------------------------------------------------------

TECHNOLOGY (2.5%)
Freescale Semiconductor
   Sr Nts
      12-15-14                                      8.88           930,000(d)             927,675
      12-15-14                                      9.24           445,000(d,f)           441,663
NXP Funding LLC
   Secured
      10-15-13                                      8.12         2,195,000(c,d,f)       2,227,925
NXP Funding LLC
   Sr Nts
      10-15-15                                      9.50         1,071,000(c,d)         1,097,775
Seagate Technology HDD Holdings
      10-01-16                                      6.80         3,000,000(c)           3,015,000
West
   Sr Nts
      10-15-16                                     11.00         2,650,000(d)           2,683,125
                                                                                  ---------------
Total                                                                                  10,393,163
-------------------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.5%)
Avis Budget Car Rental LLC/Finance
   Sr Nts
      05-15-14                                      7.63           325,000(d)             316,875
      05-15-16                                      7.75           240,000(d)             231,600
Hertz
   Sr Nts
      01-01-14                                      8.88         1,475,000(d)           1,545,063
                                                                                  ---------------
Total                                                                                   2,093,538
-------------------------------------------------------------------------------------------------

WIRELESS (3.3%)
American Tower
   Sr Nts
      10-15-12                                      7.13           415,000                426,413
Centennial Cellular Operating/Communications
      06-15-13                                     10.13         1,000,000              1,077,500
Centennial Communications/Cellular Operating LLC
   Sr Nts
      02-01-14                                      8.13           900,000                923,625
Dobson Cellular Systems
   Secured
      11-01-11                                      8.38         1,350,000              1,422,563
Nextel Communications
   Series D
      08-01-15                                      7.38           950,000                974,154
Nextel Communications
   Series E
      10-31-13                                      6.88           140,000                141,446

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
WIRELESS (CONT.)
Nextel Communications
   Series F
      03-15-14                                      5.95%   $    4,300,000        $     4,187,408
Rogers Wireless
   Secured
      12-15-12                                      7.25         1,150,000(c)           1,219,000
      03-01-14                                      6.38         1,160,000(c)           1,174,500
Rogers Wireless
   Sr Sub Nts
      12-15-12                                      8.00           210,000(c)             224,175
Rural Cellular
   Secured
      03-15-12                                      8.25         1,550,000              1,613,937
                                                                                  ---------------
Total                                                                                  13,384,721
-------------------------------------------------------------------------------------------------

WIRELINES (4.5%)
Cincinnati Bell
      07-15-13                                      7.25           110,000                113,850
Citizens Communications
      05-15-11                                      9.25           100,000                110,625
Citizens Communications
   Sr Nts
      01-15-13                                      6.25         1,285,000              1,260,906
Embarq
      06-01-16                                      7.08         1,095,000              1,114,732
GCI
   Sr Nts
      02-15-14                                      7.25         1,175,000              1,166,188
Level 3 Financing
      03-15-13                                     12.25           530,000                600,225
Level 3 Financing
   Sr Nts
      11-01-14                                      9.25         1,685,000(d)           1,716,594
Qwest
      03-15-12                                      8.88         3,385,000              3,770,044
Qwest Communications Intl
      02-15-14                                      7.50           250,000                257,500
Qwest
   Sr Nts
      06-15-15                                      7.63         1,025,000              1,096,750
Qwest
   Sr Unsecured
      10-01-14                                      7.50           600,000                636,000
Windstream
   Sr Nts
      08-01-16                                      8.63         6,170,000(d)           6,756,149
                                                                                  ---------------
Total                                                                                  18,599,563
-------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $357,881,800)                                                              $   363,619,708
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 203

RiverSource VP - Income Opportunities Fund

SENIOR LOANS (5.1%)(g)

BORROWER                                           COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
AUTOMOTIVE (0.5%)
Ford Motor
   Tranche B Term Loan
      11-29-13                                      8.36%   $    2,075,000(b)     $     2,078,569
-------------------------------------------------------------------------------------------------

ELECTRIC (0.2%)
NRG Energy
   Tranche B Term Loan
      02-01-13                                      7.37           997,494              1,003,060
-------------------------------------------------------------------------------------------------

HEALTH CARE (0.7%)
HCA
   Tranche B Term Loan
      11-14-13                                      7.86         2,650,000              2,678,170
-------------------------------------------------------------------------------------------------

MEDIA CABLE (0.7%)
Charter Communications Operating
   Term Loan
      04-28-13                                      8.01         2,750,000              2,764,328
-------------------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)

BORROWER                                           COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
MEDIA NON CABLE (0.6%)
VNU
   Tranche B Term Loan
      08-09-13                                      8.13%   $    2,500,000(c)     $     2,517,200
-------------------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.3%)
ACE Cash Express
   Term Loan
      10-05-13                                 8.30-8.39         1,255,000              1,255,000
-------------------------------------------------------------------------------------------------

OTHER INDUSTRY (0.2%)
Rental Services
   2nd Lien Term Loan
      11-27-13                                 8.85-8.87           860,000                866,665
-------------------------------------------------------------------------------------------------

PAPER (1.1%)
Georgia Pacific
   2nd Lien Tranche C Term Loan
      12-23-13                                      8.35         4,450,000              4,456,674
-------------------------------------------------------------------------------------------------

RETAILERS (0.4%)
Sally Holdings LLC
   Tranche B Term Loan
      11-16-12                                      7.87           450,000                451,499

SENIOR LOANS (CONTINUED)

BORROWER                                           COUPON      PRINCIPAL              VALUE(a)
                                                    RATE        AMOUNT
RETAILERS (CONT.)
Toys "R" Us
   Tranche B Term Loan
      07-19-12                                      9.63%   $    1,000,000        $     1,028,330
                                                                                  ---------------
Total                                                                                   1,479,829
-------------------------------------------------------------------------------------------------

TECHNOLOGY (0.4%)
West Corp
   Tranche B Term Loan
      10-24-13                                      8.11         1,820,000(b)           1,820,855
-------------------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $20,877,397)                                                               $    20,920,350
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (6.5%)

                                                                 SHARES               VALUE(a)
RiverSource Short-Term
   Cash Fund                                                    26,802,813(h)     $    26,802,813
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $26,802,813)                                                               $    26,802,813
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $405,562,010)(i)                                                           $   411,342,871
=================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Dec. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $3,905,775.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2006, the value of foreign securities represented 7.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2006, the value of these securities amounted to $92,927,746 or 22.7% of net assets.

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(g) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(i) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $405,667,157 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $ 6,314,239
      Unrealized depreciation                                     (638,525)
      ---------------------------------------------------------------------
      Net unrealized appreciation                              $ 5,675,714
      ---------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's
      Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330);
      and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form
      N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

204 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - International Opportunity Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.0%)(C)

ISSUER                                                             SHARES             VALUE(a)
AUSTRALIA (2.4%)
CAPITAL MARKETS (0.6%)
Macquarie Bank                                                     116,841        $     7,279,132
-------------------------------------------------------------------------------------------------

INSURANCE (0.4%)
QBE Insurance Group                                                208,979              4,758,726
-------------------------------------------------------------------------------------------------

METALS & MINING (1.4%)
BHP Billiton                                                       400,393              7,995,566
Newcrest Mining                                                    229,418              4,771,450
Rio Tinto                                                          119,508(e)           7,008,548
                                                                                  ---------------
Total                                                                                  19,775,564
-------------------------------------------------------------------------------------------------

AUSTRIA (0.7%)
COMMERCIAL BANKS
Erste Bank der Oesterreichischen
   Sparkassen                                                      122,604              9,387,112
-------------------------------------------------------------------------------------------------

BELGIUM (1.6%)
BEVERAGES (0.9%)
InBev                                                              183,904             12,123,095
-------------------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
Colruyt                                                             40,717              8,696,171
-------------------------------------------------------------------------------------------------

BRAZIL (0.7%)
AIRLINES (0.3%)
GOL Linhas Aereas
   Inteligentes ADR                                                142,261              4,078,623
-------------------------------------------------------------------------------------------------

METALS & MINING (0.4%)
Companhia Vale do
   Rio Doce ADR                                                    164,003              4,877,449
-------------------------------------------------------------------------------------------------

CANADA (1.1%)
OIL, GAS & CONSUMABLE FUELS (0.7%)
Canadian Natural Resources                                          70,000              3,731,132
Petro-Canada                                                       110,000              4,504,717
                                                                                  ---------------
Total                                                                                   8,235,849
-------------------------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
Canadian Pacific Railway                                           110,000              5,792,453
-------------------------------------------------------------------------------------------------

CHILE (0.6%)
COMMERCIAL BANKS
Banco Santander Chile ADR                                          155,495              7,488,639
-------------------------------------------------------------------------------------------------

CHINA (0.6%)
COMMERCIAL BANKS
China Merchants Bank
   Series H                                                      3,678,500(b)           7,794,194
-------------------------------------------------------------------------------------------------

FINLAND (0.5%)
OIL, GAS & CONSUMABLE FUELS
Neste Oil                                                          200,855              6,105,910
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
FRANCE (10.6%)
COMMERCIAL BANKS (1.5%)
BNP Paribas                                                         84,759        $     9,247,034
Societe Generale                                                    64,420             10,935,421
                                                                                  ---------------
Total                                                                                  20,182,455
-------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
VINCI                                                               68,188              8,712,787
-------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Imerys                                                              62,740              5,581,851
-------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.1%)
ALSTOM                                                              48,994(b)           6,641,820
Schneider Electric                                                  70,202              7,793,262
                                                                                  ---------------
Total                                                                                  14,435,082
-------------------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.3%)
Carrefour                                                           62,345              3,780,649
-------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Essilor Intl                                                       102,634             11,034,588
-------------------------------------------------------------------------------------------------

INSURANCE (2.8%)
Assurances Generales
   de France                                                        81,413             12,691,631
AXA                                                                459,311             18,594,924
Euler Hermes                                                        28,994              4,194,619
                                                                                  ---------------
Total                                                                                  35,481,174
-------------------------------------------------------------------------------------------------

MACHINERY (0.4%)
Vallourec                                                           18,555              5,395,718
-------------------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.6%)
Neopost                                                             61,275              7,696,015
-------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.5%)
Total                                                              272,114             19,629,753
-------------------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
LVMH Moet Hennessy
   Louis Vuitton                                                    67,879              7,163,540
-------------------------------------------------------------------------------------------------

GERMANY (6.1%)
AEROSPACE & DEFENSE (0.5%)
MTU Aero Engines Holding                                           130,109              6,090,036
-------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Deutsche Postbank                                                   97,042              8,194,263
-------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.7%)
Wincor Nixdorf                                                      57,693              8,975,597
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
E.ON                                                                27,740              3,765,304
-------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.6%)
Fresenius Medical Care & Co                                         62,554              8,337,219
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
GERMANY (CONT.)
INSURANCE (1.8%)
Allianz                                                            119,307        $    24,372,408
-------------------------------------------------------------------------------------------------

MACHINERY (0.7%)
MAN                                                                 95,658              8,644,343
-------------------------------------------------------------------------------------------------

SOFTWARE (0.3%)
SAP                                                                 68,836              3,658,164
-------------------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.6%)
Hypo Real Estate Holding                                           116,597              7,347,567
-------------------------------------------------------------------------------------------------

GREECE (0.9%)
COMMERCIAL BANKS
EFG Eurobank Ergasias                                              332,519             12,044,100
-------------------------------------------------------------------------------------------------

HONG KONG (2.3%)
COMMERCIAL BANKS (0.2%)
Bank of East Asia                                                  430,000              2,435,329
-------------------------------------------------------------------------------------------------

DISTRIBUTORS (0.6%)
Li & Fung                                                        2,404,000              7,479,853
-------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
Cheung Kong Holdings                                               386,000              4,751,922
China Overseas Land & Investment                                 5,804,000              7,790,604
                                                                                  ---------------
Total                                                                                  12,542,526
-------------------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Esprit Holdings                                                    741,500              8,279,883
-------------------------------------------------------------------------------------------------

HUNGARY (0.2%)
PHARMACEUTICALS
Richter Gedeon ADR                                                  13,808(d,g)         3,146,252
-------------------------------------------------------------------------------------------------

INDONESIA (0.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Telekomunikasi Indonesia                                         4,667,000              5,264,513
-------------------------------------------------------------------------------------------------

IRELAND (1.4%)
COMMERCIAL BANKS (0.7%)
Bank of Ireland                                                    398,789              9,212,023
-------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
CRH                                                                219,244              9,127,739
-------------------------------------------------------------------------------------------------

ITALY (4.1%)
COMMERCIAL BANKS (1.1%)
UniCredito Italiano                                              1,587,411             13,913,335
-------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.1%)
Saipem                                                             558,167             14,544,041
-------------------------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Parmalat                                                         1,976,367(b)           8,504,700
-------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.3%)
Eni                                                                489,612             16,467,409
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 205

RiverSource VP - International Opportunity Fund

ISSUER                                                             SHARES             VALUE(a)
JAPAN (21.9%)
AUTO COMPONENTS (0.3%)
Keihin                                                             166,000        $     4,177,899
-------------------------------------------------------------------------------------------------

AUTOMOBILES (2.3%)
Honda Motor                                                        245,100              9,680,420
Toyota Motor                                                       297,500             19,900,000
                                                                                  ---------------
Total                                                                                  29,580,420
-------------------------------------------------------------------------------------------------

BEVERAGES (0.2%)
Asahi Breweries                                                    203,600              3,259,311
-------------------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.8%)
Asahi Glass                                                        837,000             10,058,067
-------------------------------------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
Nikko Cordial                                                      639,000              7,329,706
Nomura Holdings                                                    380,800              7,184,000
Tokai Tokyo Securities                                             467,000              2,201,571
                                                                                  ---------------
Total                                                                                  16,715,277
-------------------------------------------------------------------------------------------------

CHEMICALS (1.7%)
Showa Denko                                                      2,195,000              8,411,092
Sumitomo Chemical                                                1,200,000              9,307,563
UBE Inds                                                         1,515,000              4,354,034
                                                                                  ---------------
Total                                                                                  22,072,689
-------------------------------------------------------------------------------------------------
COMMERCIAL BANKS (3.0%)
Bank of Yokohama                                                   583,000              4,566,017
Mitsubishi UFJ
   Financial Group                                                   1,397             17,257,059
Mitsui Trust Holdings                                              647,000              7,426,908
Mizuho Financial Group                                               1,602             11,442,857
                                                                                  ---------------
Total                                                                                  40,692,841
-------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Okumura                                                            630,000              3,118,235
-------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
Japan Cash Machine                                                  97,500(e)           1,039,727
-------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Arisawa Mfg                                                        218,800              2,476,669
Murata Mfg                                                          59,100              3,997,941
Yokogawa Electric                                                  316,100              5,012,443
                                                                                  ---------------
Total                                                                                  11,487,053
-------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.9%)
Daito Trust Construction                                            87,700              4,023,882
Haseko                                                           1,191,000(b)           4,263,580
Misawa Homes Holdings                                              151,400(b)           3,734,109
Sekisui Chemical                                                   854,000              6,810,472
Sharp                                                              380,000              6,546,218
                                                                                  ---------------
Total                                                                                  25,378,261
-------------------------------------------------------------------------------------------------

INSURANCE (0.5%)
Millea Holdings                                                     64,900              2,290,588
T&D Holdings                                                        62,200              4,113,563
                                                                                  ---------------
Total                                                                                   6,404,151
-------------------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.2%)
eAccess                                                              5,573(e)           3,147,106
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                            SHARES              VALUE(a)
JAPAN (CONT.)
MACHINERY (1.2%)
AMADA                                                              643,000        $     6,813,639
SMC                                                                 59,700              8,468,369
                                                                                  ---------------
Total                                                                                  15,282,008
-------------------------------------------------------------------------------------------------

METALS & MINING (0.9%)
Mitsui Mining & Smelting                                         1,721,000              8,619,462
Pacific Metals                                                     340,000              3,334,286
                                                                                  ---------------
Total                                                                                  11,953,748
-------------------------------------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
Mitsukoshi                                                         611,000              2,859,891
Ryohin Keikaku                                                      51,600              3,950,218
                                                                                  ---------------
Total                                                                                   6,810,109
-------------------------------------------------------------------------------------------------

OFFICE ELECTRONICS (1.6%)
Canon                                                              234,950             13,228,277
Ricoh                                                              385,000              7,861,765
                                                                                  ---------------
Total                                                                                  21,090,042
-------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
Nippon Mining Holdings                                             954,500              6,865,983
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS (1.3%)
Shionogi & Co                                                      257,000              5,053,613
Takeda Pharmaceutical                                              178,900             12,282,463
                                                                                  ---------------
Total                                                                                  17,336,076
-------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
Mitsui Fudosan                                                     178,000              4,345,294
Sumitomo Real Estate Sales                                          51,170              3,891,500
TOC                                                                846,250              4,266,807
                                                                                  ---------------
Total                                                                                  12,503,601
-------------------------------------------------------------------------------------------------

SOFTWARE (0.7%)
Nintendo                                                            34,600              8,984,370
-------------------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Komeri                                                             113,800              3,327,933
-------------------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
ONWARD Kashiyama                                                   234,000              2,986,941
-------------------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Mitsubishi Logistics                                               228,000              3,538,790
-------------------------------------------------------------------------------------------------

MEXICO (0.5%)
MEDIA
Grupo Televisa ADR                                                 241,290              6,517,242
-------------------------------------------------------------------------------------------------

NETHERLANDS (0.9%)
DIVERSIFIED FINANCIAL SERVICES (0.2%)
ING Groep                                                           73,706              3,268,035
-------------------------------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
Royal Numico                                                       159,863              8,599,028
-------------------------------------------------------------------------------------------------

RUSSIA (0.6%)
OIL, GAS & CONSUMABLE FUELS
Gazprom ADR                                                        161,379              7,423,434
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                            SHARES              VALUE(a)
SINGAPORE (1.4%)
COMMERCIAL BANKS (0.5%)
DBS Group Holdings                                                 422,000        $     6,221,671
-------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Keppel                                                             611,000              7,015,200
-------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
City Developments                                                  659,200              5,461,439
-------------------------------------------------------------------------------------------------

SOUTH AFRICA (0.8%)
MEDIA (0.4%)
Naspers Series N                                                   217,771              5,167,015
-------------------------------------------------------------------------------------------------

METALS & MINING (0.4%)
Impala Platinum Holdings                                           207,864              5,466,743
-------------------------------------------------------------------------------------------------

SOUTH KOREA (1.0%)
COMMERCIAL BANKS (0.6%)
Shinhan Financial Group                                            154,140              7,876,977
-------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Samsung Electronics                                                  6,989              4,587,310
-------------------------------------------------------------------------------------------------

SPAIN (2.5%)
COMMERCIAL BANKS (1.6%)
Banco Bilbao Vizcaya
   Argentaria                                                      847,838             20,413,220
-------------------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Inditex                                                            222,228             11,971,241
-------------------------------------------------------------------------------------------------

SWEDEN (2.3%)
BUILDING PRODUCTS (0.9%)
ASSA ABLOY Cl B                                                    526,200             11,451,494
-------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Skandinaviska Enskilda
   Banken                                                          257,400              8,176,978
-------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.8%)
Telefonaktiebolaget LM
   Ericsson Series B                                             2,444,000              9,870,096
-------------------------------------------------------------------------------------------------

SWITZERLAND (8.9%)
CAPITAL MARKETS (2.9%)
Credit Suisse Group                                                209,222             14,637,813
UBS                                                                375,076             22,793,910
                                                                                  ---------------
Total                                                                                  37,431,723
-------------------------------------------------------------------------------------------------

CHEMICALS (1.2%)
Lonza Group                                                         73,789              6,376,678
Syngenta                                                            52,118(b)           9,696,471
                                                                                  ---------------
Total                                                                                  16,073,149
-------------------------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Nestle                                                              36,266             12,887,302
-------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Nobel Biocare Holding                                               27,326              8,078,943
-------------------------------------------------------------------------------------------------

METALS & MINING (0.5%)
Xstrata                                                            139,937              6,987,273
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

206 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - International Opportunity Fund

ISSUER                                                           SHARES               VALUE(a)
SWITZERLAND (CONT.)
PHARMACEUTICALS (2.7%)
Novartis                                                           270,433        $    15,591,234
Roche Holding                                                      106,943             19,176,894
                                                                                  ---------------
Total                                                                                  34,768,128
-------------------------------------------------------------------------------------------------

TAIWAN (0.5%)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Taiwan Semiconductor Mfg                                         2,877,877              5,961,538
-------------------------------------------------------------------------------------------------

UNITED KINGDOM (23.6%)
AEROSPACE & DEFENSE (1.3%)
BAE Systems                                                        516,124              4,302,726
Rolls-Royce Group                                                1,382,776(b)          12,123,344
Rolls-Royce Group
   Series B                                                     50,747,879                 99,369
                                                                                  ---------------
Total                                                                                  16,525,439
-------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.2%)
Barclays                                                           503,501              7,197,111
Standard Chartered                                                 766,384             22,389,802
                                                                                  ---------------
Total                                                                                  29,586,913
-------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.0%)
Hanson                                                             839,567             12,666,685
-------------------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.2%)
Tesco                                                            3,337,265             26,432,864
Wm Morrison
   Supermarkets                                                  3,315,840             16,524,044
                                                                                  ---------------
Total                                                                                  42,956,908
-------------------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
Drax Group                                                         465,274              7,434,195
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                           SHARES               VALUE(a)
UNITED KINGDOM (CONT.)
INSURANCE (1.8%)
Admiral Group                                                      471,321        $    10,142,604
Hiscox                                                           1,147,922              6,299,310
Resolution                                                         650,388              8,169,664
                                                                                  ---------------
Total                                                                                  24,611,578
-------------------------------------------------------------------------------------------------

MEDIA (0.5%)
Yell Group                                                         580,001              6,473,492
-------------------------------------------------------------------------------------------------

METALS & MINING (2.1%)
Anglo American                                                     421,383             20,553,498
Corus Group                                                        743,976              7,728,217
                                                                                  ---------------
Total                                                                                  28,281,715
-------------------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Marks & Spencer Group                                              773,252             10,856,134
-------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.3%)
BG Group                                                         1,636,210             22,202,776
BP                                                               2,026,268             22,516,338
                                                                                  ---------------
Total                                                                                  44,719,114
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS (1.8%)
AstraZeneca                                                        113,746              6,111,604
GlaxoSmithKline                                                    235,668              6,202,044
Shire                                                              516,275             10,705,626
                                                                                  ---------------
Total                                                                                  23,019,274
-------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
British Land                                                       186,349              6,254,216
-------------------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.4%)
Carphone Warehouse
   Group                                                         1,668,092             10,256,157
Signet Group                                                     3,374,494              7,830,004
                                                                                  ---------------
Total                                                                                  18,086,161
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                           SHARES               VALUE(a)
UNITED KINGDOM (CONT.)
TOBACCO (0.6%)
British American Tobacco                                           259,567        $     7,263,011
-------------------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.0%)
SIG                                                                304,052              6,132,253
Wolseley                                                           285,249              6,886,875
                                                                                  ---------------
Total                                                                                  13,019,128
-------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.5%)
Vodafone Group                                                   6,861,353             19,010,835
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,008,434,926)                                                            $ 1,298,083,748
-------------------------------------------------------------------------------------------------

OTHER (--%)(c)

ISSUER                                                              SHARES            VALUE(a)
HONG KONG
China Overseas Land & Investment
   Warrants                                                        797,250(b,g)   $       615,020
-------------------------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                                       $       615,020
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (1.9%)(f)

                                                                   SHARES             VALUE(a)
RiverSource Short-Term
   Cash Fund                                                    24,975,398(h)     $    24,975,398
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $24,975,398)                                                               $    24,975,398
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,033,410,324)(i)                                                         $ 1,323,674,166
=================================================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 207

RiverSource VP - International Opportunity Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2006, the value of these securities amounted to $3,146,252 or 0.2% of net assets.

(e) At Dec. 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.7% of net assets. See
      Note 6 to the financial statements. 1.2% of net assets is the Fund's cash equivalent position.

(g)   Identifies issues considered to be illiquid as to their marketability
      (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's
      Board of Directors. Information concerning such security holdings at Dec. 31, 2006, is as follows:

      SECURITY                                     ACQUISITION             COST
                                                      DATES
      -------------------------------------------------------------------------
      China Overseas Land & Investment
         Warrants                                    06-29-06    $           --
      Richter Gedeon ADR*                            04-20-06         2,948,050

* Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(i) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $1,036,940,931 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $  299,467,742
      Unrealized depreciation                                       (12,734,507)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                $  286,733,235
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

208 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Large Cap Equity Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (94.8%)

ISSUER                                                             SHARES             VALUE(a)
AEROSPACE & DEFENSE (3.3%)
Boeing                                                             438,728        $    38,976,596
DRS Technologies                                                    27,816              1,465,347
General Dynamics                                                    49,994              3,717,054
Goodrich                                                           190,804              8,691,122
Honeywell Intl                                                     697,576             31,558,338
L-3 Communications
   Holdings                                                         67,309              5,504,530
Lockheed Martin                                                    132,323             12,182,979
Northrop Grumman                                                   126,362              8,554,707
United Technologies                                                183,565             11,476,484
                                                                                  ---------------
Total                                                                                 122,127,157
-------------------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                                          30,115              2,258,023
-------------------------------------------------------------------------------------------------

AIRLINES (--%)
UAL                                                                 28,051(b)           1,234,244
-------------------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                              16,615(b)             348,749
Johnson Controls                                                    18,326              1,574,570
                                                                                  ---------------
Total                                                                                   1,923,319
-------------------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                                         176,262              1,323,728
General Motors                                                      53,001              1,628,190
                                                                                  ---------------
Total                                                                                   2,951,918
-------------------------------------------------------------------------------------------------

BEVERAGES (1.7%)
Anheuser-Busch Companies                                           161,057              7,924,004
Brown-Forman Cl B                                                    7,359                487,460
Coca-Cola                                                          386,801(g)          18,663,149
Coca-Cola Enterprises                                               25,826                527,367
Constellation Brands Cl A                                           19,761(b)             573,464
Molson Coors Brewing Cl B                                            4,278                327,010
Pepsi Bottling Group                                                12,729                393,453
PepsiCo                                                            550,366             34,425,394
                                                                                  ---------------
Total                                                                                  63,321,301
-------------------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.2%)
Amgen                                                              482,577(b)          32,964,835
Biogen Idec                                                        261,593(b)          12,867,760
Genentech                                                          413,446(b)          33,542,874
Gilead Sciences                                                     18,088(b)           1,174,454
MedImmune                                                           28,658(b)             927,659
                                                                                  ---------------
Total                                                                                  81,477,582
-------------------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
American Standard
   Companies                                                        30,239              1,386,458
Masco                                                              118,312              3,533,980
                                                                                  ---------------
Total                                                                                   4,920,438
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
CAPITAL MARKETS (3.0%)
Bank of New York                                                   142,195        $     5,598,217
Bear Stearns Companies                                              11,280              1,836,158
Charles Schwab                                                      75,388              1,458,004
Franklin Resources                                                  92,974             10,242,946
Goldman Sachs Group                                                 40,453              8,064,306
KKR Private Equity Investors
   LP Unit                                                         278,740              6,369,209
KKR Private Equity Investors
   LP Unit                                                         340,799(i)           7,787,257
Legg Mason                                                          12,395              1,178,145
Lehman Brothers Holdings                                           230,856             18,034,471
Merrill Lynch & Co                                                 222,773             20,740,165
Morgan Stanley                                                     265,185(g)          21,594,014
Nuveen Investments Cl A                                              5,520                286,378
State Street                                                       132,233              8,917,794
                                                                                  ---------------
Total                                                                                 112,107,064
-------------------------------------------------------------------------------------------------

CHEMICALS (0.9%)
Air Products & Chemicals                                            20,647              1,451,071
Ashland                                                             34,318              2,374,119
Dow Chemical                                                       281,915             11,259,686
Eastman Chemical                                                    56,285              3,338,263
Ecolab                                                              16,741                756,693
EI du Pont de Nemours
   & Co                                                            145,750              7,099,484
Hercules                                                            10,620(b)             205,072
Intl Flavors & Fragrances                                            7,392                363,391
Monsanto                                                            50,864              2,671,886
PPG Inds                                                            15,478                993,842
Praxair                                                             30,207              1,792,181
Rohm & Haas                                                         13,452                687,666
RPM Intl                                                            72,909              1,523,069
Sigma-Aldrich                                                        6,220                483,418
                                                                                  ---------------
Total                                                                                  34,999,841
-------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.4%)
BB&T                                                                50,324              2,210,733
Comerica                                                            15,200                891,936
Commerce Bancorp                                                    54,042(e)           1,906,061
Compass Bancshares                                                  12,125                723,256
Fifth Third Bancorp                                                 52,278              2,139,739
First Horizon Natl                                                  11,615                485,275
Huntington Bancshares                                               22,258                528,628
Industrial & Commercial
   Bank of China Series H                                        1,327,000(b,c)           824,065
M&T Bank                                                             7,281                889,447
Natl City                                                           56,679              2,072,184
PNC Financial Services
   Group                                                           106,074              7,853,719
Regions Financial                                                   68,192              2,550,381
SunTrust Banks                                                      34,185              2,886,923
US Bancorp                                                         432,591             15,655,468
Wachovia                                                           372,454             21,211,255
Wells Fargo & Co                                                   775,997             27,594,454
Zions Bancorporation                                                 9,996                824,070
                                                                                  ---------------
Total                                                                                  91,247,594
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES              VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (0.2%)
Allied Waste Inds                                                   23,767(b)     $       292,096
Avery Dennison                                                      32,809              2,228,716
Cintas                                                              12,797                508,169
Equifax                                                              3,132                127,159
Robert Half Intl                                                    16,053                595,887
Waste Management                                                    50,648              1,862,327
                                                                                  ---------------
Total                                                                                   5,614,354
-------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.8%)
ADC Telecommunications                                              61,775(b)             897,591
ADTRAN                                                             107,338              2,436,573
Alcatel-Lucent                                                      22,653(c)             325,931
Alcatel-Lucent ADR                                               1,015,745(c)          14,443,894
Cisco Systems                                                    2,635,949(b)          72,040,486
Corning                                                            113,045(b)           2,115,072
JDS Uniphase                                                        93,685(b)           1,560,792
Juniper Networks                                                    47,410(b)             897,945
Motorola                                                           607,286             12,485,800
QUALCOMM                                                           535,962             20,254,004
Redback Networks                                                   277,486(b)           6,920,501
Tellabs                                                            617,516(b)           6,335,714
                                                                                  ---------------
Total                                                                                 140,714,303
-------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.7%)
Apple Computer                                                     244,072(b)          20,707,068
Dell                                                               187,670(b)           4,708,640
EMC                                                                399,197(b)           5,269,400
Hewlett-Packard                                                    913,792             37,639,093
Intl Business Machines                                             308,992             30,018,573
SanDisk                                                             16,850(b)             725,056
                                                                                  ---------------
Total                                                                                  99,067,830
-------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                                     9,042                812,605
-------------------------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
American Express                                                   198,539             12,045,361
Capital One Financial                                              190,454             14,630,676
SLM                                                                 38,423              1,873,890
                                                                                  ---------------
Total                                                                                  28,549,927
-------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                                                 9,765                425,754
Bemis                                                                9,824                333,820
Pactiv                                                              12,930(b)             461,472
Sealed Air                                                           7,597                493,197
Temple-Inland                                                       66,822              3,075,816
                                                                                  ---------------
Total                                                                                   4,790,059
-------------------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                                       16,053                761,394
-------------------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                                   13,114(b)             511,053
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 209

RiverSource VP - Large Cap Equity Fund

ISSUER                                                            SHARES              VALUE(a)
DIVERSIFIED FINANCIAL SERVICES (5.0%)
Bank of America                                                  1,278,335        $    68,250,306
Chicago Mercantile
   Exchange Holdings                                                 3,333              1,698,997
CIT Group                                                           18,632              1,039,107
Citigroup                                                        1,265,380             70,481,665
Consumer Discretionary
   Select Sector SPDR Fund                                          28,623              1,099,696
Financial Select Sector
   SPDR Fund                                                        93,318(e)           3,428,503
iShares Dow Jones
   US Healthcare Sector
   Index Fund                                                            1                     66
JPMorgan Chase & Co                                                783,020             37,819,866
Materials Select Sector
   SPDR Trust                                                       25,919                904,055
Moody's                                                             22,189              1,532,372
                                                                                  ---------------
Total                                                                                 186,254,633
-------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.2%)
AT&T                                                               521,090             18,628,968
BellSouth                                                        1,181,305             55,651,278
Chunghwa Telecom ADR                                               169,813(c)           3,350,410
Citizens Communications                                            103,327              1,484,809
Embarq                                                             379,892             19,967,124
France Telecom                                                     195,042(c)           5,393,690
Qwest Communications
   Intl                                                          1,273,316(b)          10,657,655
Verizon Communications                                             822,865             30,643,492
Windstream                                                         717,441             10,202,011
                                                                                  ---------------
Total                                                                                 155,979,437
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
Allegheny Energy                                                    15,423(b)             708,070
American Electric Power                                             36,918              1,571,968
Edison Intl                                                         30,531              1,388,550
Entergy                                                            114,179             10,541,005
Exelon                                                             239,409             14,817,024
FirstEnergy                                                         30,908              1,863,752
FPL Group                                                           75,358              4,100,982
Pinnacle West Capital                                                9,322                472,532
PPL                                                                124,185              4,450,790
Progress Energy                                                     23,740              1,165,159
Southern                                                           291,816             10,756,339
                                                                                  ---------------
Total                                                                                  51,836,171
-------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
Cooper Inds Cl A                                                     8,330                753,282
Emerson Electric                                                    72,138              3,180,564
Rockwell Automation                                                 15,637                955,108
                                                                                  ---------------
Total                                                                                   4,888,954
-------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Flextronics Intl                                                   169,264(b,c)         1,943,151
-------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.6%)
Baker Hughes                                                        65,104              4,860,665
BJ Services                                                        125,309              3,674,060
Cameron Intl                                                        48,185(b)           2,556,214
Halliburton                                                         76,930              2,388,677
Natl Oilwell Varco                                                  38,360(b)           2,346,865

COMMON STOCKS (CONTINUED)

ISSUER                                                            SHARES              VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
Pride Intl                                                          27,379(b)     $       821,370
Transocean                                                          16,832(b)           1,361,540
Weatherford Intl                                                   117,762(b)           4,921,274
                                                                                  ---------------
Total                                                                                  22,930,665
-------------------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.2%)
Costco Wholesale                                                    60,710              3,209,738
CVS                                                                309,969              9,581,142
Rite Aid                                                            93,112(b)             506,529
Safeway                                                            412,564             14,258,212
SYSCO                                                               57,960              2,130,610
Wal-Mart Stores                                                    317,897             14,680,483
Whole Foods Market                                                  13,230                620,884
                                                                                  ---------------
Total                                                                                  44,987,598
-------------------------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Archer-Daniels-Midland                                              61,445              1,963,782
Cadbury Schweppes                                                  132,832(c)           1,421,438
Campbell Soup                                                       84,791              3,297,522
ConAgra Foods                                                       47,869              1,292,463
Dean Foods                                                          12,508(b)             528,838
General Mills                                                      123,768              7,129,037
Hershey                                                             40,933              2,038,463
HJ Heinz                                                            31,062              1,398,101
Kellogg                                                            270,458             13,539,128
Kraft Foods Cl A                                                    40,376              1,441,423
McCormick & Co                                                      12,354                476,370
Sara Lee                                                            71,229              1,213,030
Tyson Foods Cl A                                                    23,610                388,385
WM Wrigley Jr                                                       20,545              1,062,587
                                                                                  ---------------
Total                                                                                  37,190,567
-------------------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                                4,173                195,296
ONEOK                                                               84,034              3,623,546
Peoples Energy                                                       3,605                160,675
Questar                                                              8,031                666,975
                                                                                  ---------------
Total                                                                                   4,646,492
-------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Bausch & Lomb                                                       26,151              1,361,421
Baxter Intl                                                         39,751              1,844,049
Biomet                                                              29,680              1,224,894
Boston Scientific                                                1,956,222(b)          33,607,893
Medtronic                                                          322,307             17,246,648
St. Jude Medical                                                    85,910(b)           3,140,870
Stryker                                                             74,572              4,109,663
Zimmer Holdings                                                     77,888(b)           6,104,861
                                                                                  ---------------
Total                                                                                  68,640,299
-------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.4%)
Aetna                                                              168,995              7,297,204
Cardinal Health                                                    387,333             24,955,864
Caremark Rx                                                        190,039             10,853,127
CIGNA                                                               30,176              3,970,256
Coventry Health Care                                                14,890(b)             745,245
Express Scripts                                                     12,908(b)             924,213
Health Management
   Associates Cl A                                                  22,516                475,313
HealthSouth                                                         99,704(b)           2,258,296
Humana                                                              71,320(b)           3,944,709

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Laboratory Corp of
   America Holdings                                                 11,732(b)     $       861,950
Manor Care                                                           6,903                323,889
McKesson                                                           141,927              7,195,699
Patterson Companies                                                 13,021(b)             462,376
Quest Diagnostics                                                   15,148                802,844
Tenet Healthcare                                                    44,165(b)             307,830
UnitedHealth Group                                                 450,386             24,199,240
                                                                                  ---------------
Total                                                                                  89,578,055
-------------------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                                          18,882                518,877
-------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Applebee's Intl                                                    163,032              4,021,999
Carnival Unit                                                       53,011              2,600,190
Chipotle Mexican Grill Cl A                                          2,324(b)             132,468
Chipotle Mexican Grill Cl B                                          9,158(b)             476,216
Harrah's Entertainment                                              98,446              8,143,452
Intl Game Technology                                                14,993                692,677
Marriott Intl Cl A                                                 184,094              8,784,965
McDonald's                                                         136,592              6,055,123
Orient-Express Hotels Series A                                      18,280(c)             865,010
Pinnacle Entertainment                                              25,783(b)             854,449
Starbucks                                                           31,914(b)           1,130,394
Yum! Brands                                                          7,912                465,226
                                                                                  ---------------
Total                                                                                  34,222,169
-------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Centex                                                              11,107                624,991
DR Horton                                                          138,813              3,677,156
Fortune Brands                                                      14,134              1,206,902
Harman Intl Inds                                                     6,107                610,150
Hovnanian Enterprises Cl A                                          60,143(b)           2,038,848
KB HOME                                                              7,359                377,370
Leggett & Platt                                                     16,929                404,603
Lennar Cl A                                                         12,970                680,406
Newell Rubbermaid                                                   25,947                751,166
Pulte Homes                                                         19,835                656,935
Snap-On                                                              5,440                259,162
Standard-Pacific                                                    23,875                639,611
Stanley Works                                                        7,583                381,349
Whirlpool                                                            7,330                608,537
                                                                                  ---------------
Total                                                                                  12,917,186
-------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.5%)
Clorox                                                              14,164                908,621
Colgate-Palmolive                                                  368,433             24,036,569
Kimberly-Clark                                                      42,937              2,917,569
Procter & Gamble                                                   784,570             50,424,314
Spectrum Brands                                                  1,233,870(b,e)        13,449,183
                                                                                  ---------------
Total                                                                                  91,736,256
-------------------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                                                 61,980(b)           1,366,039
Constellation Energy Group                                          16,835              1,159,426
Dynegy Cl A                                                         36,007(b)             260,691
TXU                                                                 43,234              2,343,715
                                                                                  ---------------
Total                                                                                   5,129,871
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

210 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Large Cap Equity Fund

ISSUER                                                             SHARES             VALUE(a)
INDUSTRIAL CONGLOMERATES (2.8%)
3M                                                                 109,340        $     8,520,866
General Electric                                                 2,424,688             90,222,640
Tyco Intl                                                          219,649(c)           6,677,330
                                                                                  ---------------
Total                                                                                 105,420,836
-------------------------------------------------------------------------------------------------

INSURANCE (4.9%)
ACE                                                                405,449(c)          24,558,045
AFLAC                                                              244,999             11,269,954
Allied World Assurance
   Holdings                                                         48,866(c)           2,132,024
American Intl Group                                              1,088,219             77,981,773
Aon                                                                158,017              5,584,321
Arch Capital Group                                                  47,450(b,c)         3,208,095
Aspen Insurance Holdings                                           147,000(c)           3,874,920
Chubb                                                               68,433              3,620,790
Endurance Specialty
   Holdings                                                         59,165(c)           2,164,256
Hartford Financial
   Services Group                                                  201,476             18,799,726
Max Re Capital                                                     212,076(c)           5,263,726
Prudential Financial                                               236,506             20,306,405
XL Capital Cl A                                                     37,998(c)           2,736,616
                                                                                  ---------------
Total                                                                                 181,500,651
-------------------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                                          29,641(b)           1,169,634
IAC/InterActiveCorp                                                 20,898(b)             776,570
Liberty Media - Interactive
   Cl A                                                            159,434(b,d)         3,438,991
                                                                                  ---------------
Total                                                                                   5,385,195
-------------------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.9%)
Baidu.com ADR                                                       14,208(b,c)         1,601,526
eBay                                                               155,635(b)           4,679,944
Google Cl A                                                        122,573(b)          56,442,415
VeriSign                                                            82,590(b)           1,986,290
Yahoo!                                                             198,444(b)           5,068,260
                                                                                  ---------------
Total                                                                                  69,778,435
-------------------------------------------------------------------------------------------------

IT SERVICES (1.5%)
Accenture Cl A                                                         886(c)              32,720
Affiliated Computer
   Services Cl A                                                   100,068(b)           4,887,321
Automatic Data Processing                                          169,327              8,339,355
BearingPoint                                                       122,907(b)             967,278
Cognizant Technology
   Solutions Cl A                                                   13,203(b)           1,018,743
Electronic Data Systems                                            547,384             15,080,429
Fidelity Natl Information
   Services                                                         15,246                611,212
First Data                                                         777,481             19,841,315
Ness Technologies                                                   52,965(b,c)           755,281
Paychex                                                             32,992              1,304,504
Satyam Computer
   Services ADR                                                     32,007(c)             768,488
Unisys                                                              32,678(b)             256,196
Western Union                                                       36,630                821,245
                                                                                  ---------------
Total                                                                                  54,684,087
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                                       26,917        $       694,459
Mattel                                                              67,513              1,529,844
                                                                                  ---------------
Total                                                                                   2,224,303
-------------------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
PerkinElmer                                                        119,872              2,664,754
Thermo Fisher Scientific                                            47,009(b)           2,129,038
                                                                                  ---------------
Total                                                                                   4,793,792
-------------------------------------------------------------------------------------------------

MACHINERY (0.9%)
Caterpillar                                                        161,776              9,921,722
Danaher                                                             22,141              1,603,894
Deere & Co                                                          75,282              7,157,060
Dover                                                               19,253                943,782
Flowserve                                                           89,215(b)           4,502,681
Illinois Tool Works                                                 29,009              1,339,926
Ingersoll-Rand Cl A                                                 33,512(c)           1,311,325
ITT                                                                 34,582              1,964,949
Navistar Intl                                                        5,968(b)             199,510
Parker Hannifin                                                     66,292              5,096,529
                                                                                  ---------------
Total                                                                                  34,041,378
-------------------------------------------------------------------------------------------------

MEDIA (8.1%)
Cablevision Systems Cl A                                            45,383              1,292,508
CBS Cl B                                                               369                 11,505
Charter Communications
   Cl A                                                          1,226,470(b)           3,752,998
Clear Channel Communications                                        41,865              1,487,882
Comcast Cl A                                                       477,850(b)          20,227,391
Comcast Special Cl A                                               290,870(b)          12,181,636
EchoStar Communications
   Cl A                                                             78,927(b)           3,001,594
Grupo Televisa ADR                                                  42,788(c)           1,155,704
Idearc                                                              37,834(b)           1,083,944
Liberty Global Cl A                                                582,687(b)          16,985,326
Liberty Global Series C                                            272,643(b)           7,634,004
Liberty Media - Capital
   Series A                                                         31,885(b,d)         3,124,092
News Corp Cl A                                                   1,842,763             39,582,549
NTL                                                              4,550,305(h)         114,849,697
Time Warner                                                        887,333             19,326,113
Viacom Cl B                                                        393,735(b)          16,154,947
Vivendi                                                            609,178(c)          23,809,836
Walt Disney                                                        240,841              8,253,621
WorldSpace Cl A                                                    147,719(b,e)           517,017
XM Satellite Radio
   Holdings Cl A                                                   612,133(b)           8,845,322
                                                                                  ---------------
Total                                                                                 303,277,686
-------------------------------------------------------------------------------------------------

METALS & MINING (0.7%)
Alcan                                                               20,256(c)             987,277
Alcoa                                                              184,671              5,541,977
Allegheny Technologies                                               9,426                854,750
Coeur d'Alene Mines                                              1,450,259(b)           7,178,782
Freeport-McMoRan
   Copper & Gold Cl B                                               18,410              1,025,989
Newmont Mining                                                     151,659              6,847,404

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
METALS & MINING (CONT.)
Nucor                                                               28,891        $     1,579,182
Phelps Dodge                                                        19,114              2,288,328
                                                                                  ---------------
Total                                                                                  26,303,689
-------------------------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Dollar General                                                      29,186                468,727
Family Dollar Stores                                                70,028              2,053,921
Federated Department
   Stores                                                           96,700              3,687,171
JC Penney                                                          106,898              8,269,629
Target                                                             339,953             19,394,319
                                                                                  ---------------
Total                                                                                  33,873,767
-------------------------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Ameren                                                              19,291              1,036,505
CenterPoint Energy                                                  29,215                484,385
CMS Energy                                                          20,764(b)             346,759
Consolidated Edison                                                 23,095              1,110,177
Dominion Resources                                                 148,877             12,481,849
DTE Energy                                                          16,657                806,365
Duke Energy                                                        117,415              3,899,352
KeySpan                                                             16,401                675,393
NiSource                                                            25,563                616,068
PG&E                                                                32,616              1,543,715
Public Service
   Enterprise Group                                                 23,588              1,565,771
Sempra Energy                                                       24,477              1,371,691
TECO Energy                                                         19,575                337,277
Xcel Energy                                                        168,663              3,889,369
                                                                                  ---------------
Total                                                                                  30,164,676
-------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.4%)
Anadarko Petroleum                                                  76,122              3,312,829
BP ADR                                                              53,921(c)           3,618,099
Chesapeake Energy                                                  105,678              3,069,946
Chevron                                                            650,983             47,866,779
ConocoPhillips                                                     553,128             39,797,560
CONSOL Energy                                                       17,743                570,083
Devon Energy                                                        54,281              3,641,169
El Paso                                                             61,292                936,542
Exxon Mobil                                                      1,790,980            137,242,796
Kinder Morgan                                                        9,964              1,053,693
Newfield Exploration                                                20,848(b)             957,966
Occidental Petroleum                                               120,968              5,906,867
Peabody Energy                                                      24,770              1,000,956
Royal Dutch Shell ADR                                               28,389(c)           2,009,657
Ship Finance Intl                                                   25,926(c)             616,002
Sunoco                                                              18,682              1,165,010
Total                                                              213,033(c)          15,367,770
Valero Energy                                                       81,944              4,192,255
Williams Companies                                                  54,575              1,425,499
XTO Energy                                                          59,560              2,802,298
                                                                                  ---------------
Total                                                                                 276,553,776
-------------------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Bowater                                                            131,398              2,956,455
Intl Paper                                                         160,558              5,475,028
MeadWestvaco                                                        16,977                510,329
Weyerhaeuser                                                       104,989              7,417,472
                                                                                  ---------------
Total                                                                                  16,359,284
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 211

RiverSource VP - Large Cap Equity Fund

ISSUER                                                             SHARES             VALUE(a)
PERSONAL PRODUCTS (0.1%)
Avon Products                                                       41,950        $     1,386,028
Estee Lauder
   Companies Cl A                                                   12,106                494,167
                                                                                  ---------------
Total                                                                                   1,880,195
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS (6.3%)
AstraZeneca                                                        422,618(c)          22,707,383
Bristol-Myers Squibb                                             1,014,068             26,690,270
Eli Lilly & Co                                                     264,378             13,774,094
GlaxoSmithKline ADR                                                 41,788(c)           2,204,735
Johnson & Johnson                                                  365,252             24,113,937
Merck & Co                                                       1,069,847             46,645,329
Novartis ADR                                                        52,673(c)           3,025,537
Pfizer                                                           2,682,052             69,465,148
Roche Holding                                                        2,576(c)             461,925
Schering-Plough                                                    631,084             14,918,826
Teva Pharmaceutical
   Inds ADR                                                        152,480(c)           4,739,078
Watson Pharmaceuticals                                             126,567(b)           3,294,539
Wyeth                                                               68,696              3,498,000
                                                                                  ---------------
Total                                                                                 235,538,801
-------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Apartment Investment &
   Management Cl A                                                  53,411              2,992,084
Archstone-Smith Trust                                               20,076              1,168,624
Boston Properties                                                   10,710              1,198,235
Equity Office Properties Trust                                     118,237              5,695,476
Equity Residential                                                  27,264              1,383,648
HomeBanc                                                           341,596              1,444,951
Kimco Realty                                                        20,295                912,260
Plum Creek Timber                                                   16,793                669,201
ProLogis                                                            22,969              1,395,826
Public Storage                                                      11,363              1,107,893
Vornado Realty Trust                                                12,074              1,466,991
                                                                                  ---------------
Total                                                                                  19,435,189
-------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                                         17,185(b)             570,542
-------------------------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Avis Budget Group                                                    2,657                 57,630
CSX                                                                 49,911              1,718,436
Norfolk Southern                                                    38,424              1,932,343
                                                                                  ---------------
Total                                                                                   3,708,409
-------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Advanced Micro Devices                                             419,970(b)           8,546,390
Agere Systems                                                       77,123(b)           1,478,448
ASML Holding                                                        23,794(b,c)           586,046
Atmel                                                              532,943(b)           3,224,305
Broadcom Cl A                                                       52,240(b)           1,687,874
Credence Systems                                                    85,442(b)             444,298
Cypress Semiconductor                                              200,751(b)           3,386,669
Infineon Technologies                                              247,320(b,c)         3,486,617
Infineon Technologies ADR                                          188,386(b,c)         2,643,056
Intel                                                              754,477             15,278,160
LSI Logic                                                          138,733(b)           1,248,597

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Maxim Integrated Products                                           49,530        $     1,516,609
NVIDIA                                                              30,199(b)           1,117,665
Spansion Cl A                                                      327,121(b)           4,861,018
Texas Instruments                                                  106,901              3,078,749
Verigy                                                               3,980(b,c)            70,645
                                                                                  ---------------
Total                                                                                  52,655,146
-------------------------------------------------------------------------------------------------

SOFTWARE (3.1%)
Adobe Systems                                                      101,642(b)           4,179,519
Business Objects ADR                                                36,359(b,c)         1,434,363
Cadence Design Systems                                             313,069(b)           5,607,066
Citrix Systems                                                      55,086(b)           1,490,076
Compuware                                                          319,042(b)           2,657,620
Electronic Arts                                                     48,765(b)           2,455,805
McAfee                                                             106,090(b)           3,010,834
Microsoft                                                        2,377,455             70,990,806
Oracle                                                             287,035(b)           4,919,780
Symantec                                                           713,816(b)          14,883,064
TIBCO Software                                                     536,529(b)           5,064,834
                                                                                  ---------------
Total                                                                                 116,693,767
-------------------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
AutoNation                                                          14,370(b)             306,368
AutoZone                                                             4,943(b)             571,213
Bed Bath & Beyond                                                   49,615(b)           1,890,332
Best Buy                                                            21,481              1,056,650
Circuit City Stores                                                 93,290              1,770,644
Home Depot                                                         263,764             10,592,763
Limited Brands                                                      84,967              2,458,945
Lowe's Companies                                                   185,098              5,765,803
Office Depot                                                        26,545(b)           1,013,223
OfficeMax                                                            6,953                345,216
RadioShack                                                          12,717                213,391
Sherwin-Williams                                                    10,559                671,341
Staples                                                             68,077              1,817,656
Tiffany & Co                                                        32,427              1,272,435
TJX Companies                                                      155,117              4,423,937
                                                                                  ---------------
Total                                                                                  34,169,917
-------------------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Jones Apparel Group                                                 10,572                353,422
Liz Claiborne                                                        9,668                420,171
Nike Cl B                                                           17,949              1,777,490
VF                                                                   8,315                682,495
                                                                                  ---------------
Total                                                                                   3,233,578
-------------------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.8%)
Countrywide Financial                                              850,339             36,096,890
Fannie Mae                                                         251,839             14,956,718
Freddie Mac                                                        208,682             14,169,508
Washington Mutual                                                   46,628              2,121,108
                                                                                  ---------------
Total                                                                                  67,344,224
-------------------------------------------------------------------------------------------------

TOBACCO (2.0%)
Altria Group                                                       787,934             67,620,495
Imperial Tobacco Group ADR                                          61,587(c)           4,867,221
Reynolds American                                                   16,063              1,051,645
UST                                                                 15,070                877,074
                                                                                  ---------------
Total                                                                                  74,416,435
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
WIRELESS TELECOMMUNICATION SERVICES (4.7%)
ALLTEL                                                           1,021,165        $    61,760,059
Hutchison
   Telecommunications Intl                                       3,720,931(b,c)         9,376,719
Orascom Telecom Holding
   GDR                                                             153,800(c)          10,150,800
Sprint Nextel                                                    1,691,136             31,945,559
Vodafone Group                                                  19,385,389(c)          53,711,336
Vodafone Group ADR                                                 345,570(c,e)         9,599,935
                                                                                  ---------------
Total                                                                                 176,544,408
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,089,628,042)                                                            $ 3,543,342,553
-------------------------------------------------------------------------------------------------

OPTIONS PURCHASED (0.1%)

ISSUER                                   CONTRACTS   EXERCISE   EXPIRATION            VALUE(a)
                                                       PRICE       DATE
CALLS
NTL                                        11,450    $  27.50    June 2007        $     1,832,000
NTL                                         3,818       27.50    Jan. 2008                906,775
-------------------------------------------------------------------------------------------------

PUTS
S&P 500
   Index                                      619    1,350.00   March 2007                646,855
-------------------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $4,829,096)                                                                $     3,385,630
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (5.1%)(f,g)

                                                                   SHARES             VALUE(a)
RiverSource Short-Term
   Cash Fund                                                   189,743,159(j)     $   189,743,159
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $189,743,159)                                                              $   189,743,159
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,284,200,297)(k)                                                         $ 3,736,471,342
=================================================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

212 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Large Cap Equity Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 7.0% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At Dec. 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.3% of net assets. See
      Note 6 to the financial statements. 4.8% of net assets is the Fund's cash equivalent position.

(g) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

      TYPE OF SECURITY                                               CONTRACTS
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      S&P 500 Index, March 2007                                            256

(h) At Dec. 31, 2006, securities valued at $38,536,432 were held to cover open call options written as follows (see Note 8 to the financial statements):

      ISSUER        CONTRACTS       EXERCISE     EXPIRATION            VALUE(a)
                                      PRICE         DATE
      -------------------------------------------------------------------------
      NTL             11,450          $ 30        June 2007         $   944,625
      NTL              3,818            30        Jan. 2008             563,155
      -------------------------------------------------------------------------
      Total value                                                   $ 1,507,780
      -------------------------------------------------------------------------

(i)   Identifies issues considered to be illiquid as to their marketability
      (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's
      Board of Directors. Information concerning such security holdings at Dec. 31, 2006, is as follows:

      SECURITY                                   ACQUISITION           COST
                                                    DATES
      -------------------------------------------------------------------------
      KKR Private Equity Investors LP Unit  05-01-06 thru 10-12-06  $ 8,008,611

(j)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(k) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $3,351,518,444 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $421,417,796
      Unrealized depreciation                                       (36,464,898)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                  $384,952,898
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 213

INVESTMENTS IN SECURITIES

RiverSource VP - Large Cap Value Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (93.3%)

ISSUER                                                             SHARES             VALUE(a)
AEROSPACE & DEFENSE (3.9%)
Boeing                                                               1,416        $       125,797
DRS Technologies                                                       557                 29,343
General Dynamics                                                     1,012                 75,242
Goodrich                                                             2,274                103,581
Honeywell Intl                                                       5,407                244,614
L-3 Communications Holdings                                            454                 37,128
Lockheed Martin                                                      1,414                130,187
Northrop Grumman                                                     2,559                173,244
United Technologies                                                  1,320                 82,526
                                                                                  ---------------
Total                                                                                   1,001,662
-------------------------------------------------------------------------------------------------

BEVERAGES (0.9%)
Coca-Cola                                                            1,570                 75,753
PepsiCo                                                              2,254                140,987
                                                                                  ---------------
Total                                                                                     216,740
-------------------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Amgen                                                               314(b)                 21,449
Biogen Idec                                                         468(b)                 23,021
                                                                                  ---------------
Total                                                                                      44,470
-------------------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.4%)
American Standard Companies                                            554                 25,401
Masco                                                                2,396                 71,568
                                                                                  ---------------
Total                                                                                      96,969
-------------------------------------------------------------------------------------------------

CAPITAL MARKETS (4.4%)
Bank of New York                                                     2,880                113,386
Franklin Resources                                                     556                 61,255
KKR Private Equity Investors LP Unit                                 1,135                 25,935
Legg Mason                                                             249                 23,667
Lehman Brothers Holdings                                             3,650                285,137
Merrill Lynch & Co                                                   2,865                266,732
Morgan Stanley                                                       3,379                275,152
State Street                                                           852                 57,459
                                                                                  ---------------
Total                                                                                   1,108,723
-------------------------------------------------------------------------------------------------

CHEMICALS (1.4%)
Ashland                                                                586                 40,539
Dow Chemical                                                         3,928                156,885
Eastman Chemical                                                       984                 58,361
EI du Pont de Nemours & Co                                           1,218                 59,329
RPM Intl                                                             1,461                 30,520
                                                                                  ---------------
Total                                                                                     345,634
-------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.5%)
Commerce Bancorp                                                       736                 25,959
Industrial & Commercial
   Bank of China Series H                                           12,000(b,c)             7,452
PNC Financial Services Group                                         1,589                117,650
US Bancorp                                                           5,457                197,489
Wachovia                                                             3,960                225,522
Wells Fargo & Co                                                     8,978                319,257
                                                                                  ---------------
Total                                                                                     893,329
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (0.2%)
Avery Dennison                                                         664        $        45,106
-------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.1%)
Alcatel-Lucent                                                         342(c)               4,921
Alcatel-Lucent ADR                                                   3,955(c)              56,240
Cisco Systems                                                        5,075(b)             138,699
Corning                                                                515(b)               9,636
Motorola                                                             2,916                 59,953
                                                                                  ---------------
Total                                                                                     269,449
-------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.1%)
Hewlett-Packard                                                      6,311                259,950
Intl Business Machines                                               2,839                275,809
                                                                                  ---------------
Total                                                                                     535,759
-------------------------------------------------------------------------------------------------

CONSUMER FINANCE (1.4%)
American Express                                                     1,737                105,384
Capital One Financial                                                3,119                239,601
                                                                                  ---------------
Total                                                                                     344,985
-------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Temple-Inland                                                        1,147                 52,796
-------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (8.5%)
Bank of America                                                     16,584                885,419
Citigroup                                                           15,640                871,148
JPMorgan Chase & Co                                                  8,925                431,078
                                                                                  ---------------
Total                                                                                   2,187,645
-------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.0%)
AT&T                                                                 4,555                162,841
BellSouth                                                            8,914                419,939
Chunghwa Telecom ADR                                                 2,920(c)              57,612
Citizens Communications                                              2,092                 30,062
Embarq                                                               1,027                 53,979
Verizon Communications                                              13,099                487,807
Windstream                                                           3,961                 56,325
                                                                                  ---------------
Total                                                                                   1,268,565
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.6%)
Entergy                                                              1,917                176,977
Exelon                                                               3,590                222,186
FPL Group                                                              759                 41,305
PPL                                                                  1,792                 64,225
Southern                                                             4,529                166,939
                                                                                  ---------------
Total                                                                                     671,632
-------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Flextronics Intl                                                     2,159(b,c)            24,785
-------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.1%)
Baker Hughes                                                           324                 24,190
BJ Services                                                          1,160                 34,011
Cameron Intl                                                           976(b)              51,777
Halliburton                                                          1,561                 48,469
Natl Oilwell Varco                                                     385(b)              23,554

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
Transocean                                                             322(b)     $        26,047
Weatherford Intl                                                     1,646(b)              68,786
                                                                                  ---------------
Total                                                                                     276,834
-------------------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
CVS                                                                  2,528                 78,140
Safeway                                                              1,152                 39,813
Wal-Mart Stores                                                      3,292                152,025
                                                                                  ---------------
Total                                                                                     269,978
-------------------------------------------------------------------------------------------------

FOOD PRODUCTS (1.1%)
Cadbury Schweppes                                                    2,530(c)              27,074
Campbell Soup                                                        1,232                 47,912
General Mills                                                          853                 49,133
Hershey                                                                449                 22,360
Kellogg                                                              1,996                 99,920
Kraft Foods Cl A                                                       809                 28,881
                                                                                  ---------------
Total                                                                                     275,280
-------------------------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
ONEOK                                                                1,702                 73,390
-------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Bausch & Lomb                                                          479                 24,937
Baxter Intl                                                            761                 35,303
Boston Scientific                                                    6,144(b)             105,553
                                                                                  ---------------
Total                                                                                     165,793
-------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.3%)
Aetna                                                                2,398                103,546
Cardinal Health                                                      1,740                112,107
CIGNA                                                                  422                 55,523
McKesson                                                               494                 25,046
UnitedHealth Group                                                     853                 45,832
                                                                                  ---------------
Total                                                                                     342,054
-------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
Applebee's Intl                                                      2,162                 53,337
Carnival Unit                                                          284                 13,930
Chipotle Mexican Grill Cl B                                             96(b)               4,992
Marriott Intl Cl A                                                   2,030                 96,871
McDonald's                                                           1,630                 72,258
                                                                                  ---------------
Total                                                                                     241,388
-------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
DR Horton                                                            2,561                 67,841
Hovnanian Enterprises Cl A                                           1,218(b)              41,290
Standard-Pacific                                                       491                 13,154
                                                                                  ---------------
Total                                                                                     122,285
-------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.1%)
Colgate-Palmolive                                                    1,506                 98,251
Procter & Gamble                                                     1,496                 96,148
Spectrum Brands                                                      8,610(b)              93,849
                                                                                  ---------------
Total                                                                                     288,248
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

214 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Large Cap Value Fund

ISSUER                                                            SHARES              VALUE(a)
INDUSTRIAL CONGLOMERATES (2.8%)
3M                                                                   1,364        $       106,297
General Electric                                                    12,887                479,525
Tyco Intl                                                            3,690(c)             112,176
                                                                                  ---------------
Total                                                                                     697,998
-------------------------------------------------------------------------------------------------

INSURANCE (6.7%)
ACE                                                                  3,714(c)             224,957
AFLAC                                                                2,197                101,062
Allied World Assurance
   Holdings                                                            753(c)              32,853
American Intl Group                                                  8,729                625,521
Aon                                                                  2,192                 77,465
Arch Capital Group                                                     423(b,c)            28,599
Aspen Insurance Holdings                                             1,624(c)              42,809
Chubb                                                                1,386                 73,333
Endurance Specialty Holdings                                         1,198(c)              43,823
Hartford Financial Services
   Group                                                             2,547                237,661
Max Re Capital                                                       1,545(c)              38,347
Prudential Financial                                                 1,468                126,042
XL Capital Cl A                                                        769(c)              55,383
                                                                                  ---------------
Total                                                                                   1,707,855
-------------------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Liberty Media - Interactive Cl A                                     3,229(b,d)            69,650
-------------------------------------------------------------------------------------------------

IT SERVICES (1.3%)
Affiliated Computer Services Cl A                                    1,615(b)              78,877
Automatic Data Processing                                            1,925                 94,806
Electronic Data Systems                                              3,657                100,750
First Data                                                           2,548                 65,025
                                                                                  ---------------
Total                                                                                     339,458
-------------------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Mattel                                                               1,367                 30,976
-------------------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
PerkinElmer                                                            497                 11,048
-------------------------------------------------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                                                          1,582                 97,025
Deere & Co                                                           1,011                 96,116
Flowserve                                                              177(b)               8,933
Illinois Tool Works                                                    581                 26,836
Ingersoll-Rand Cl A                                                    611(c)              23,908
ITT                                                                    700                 39,774
Parker Hannifin                                                        651                 50,049
                                                                                  ---------------
Total                                                                                     342,641
-------------------------------------------------------------------------------------------------

MEDIA (6.8%)
Cablevision Systems Cl A                                               439                 12,503
Clear Channel Communications                                           359                 12,759
Comcast Cl A                                                         4,047(b)             171,310
Comcast Special Cl A                                                 5,890(b)             246,674
EchoStar Communications Cl A                                         1,598(b)              60,772
Idearc                                                                 602(b)              17,247
Liberty Global Cl A                                                    902(b)              26,293
Liberty Global Series C                                                743(b)              20,804
Liberty Media - Capital Series A                                       646(b,d)            63,295

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
MEDIA (CONT.)
News Corp Cl A                                                      10,176        $       218,580
NTL                                                                  9,576                241,698
Time Warner                                                         10,478                228,211
Viacom Cl B                                                          4,732(b)             194,154
Vivendi                                                              2,818(c)             110,142
Walt Disney                                                          3,709                127,107
                                                                                  ---------------
Total                                                                                   1,751,549
-------------------------------------------------------------------------------------------------

METALS & MINING (0.3%)
Alcan                                                                  371(c)              18,083
Alcoa                                                                2,059                 61,790
                                                                                  ---------------
Total                                                                                      79,873
-------------------------------------------------------------------------------------------------

MULTILINE RETAIL (1.2%)
Federated Department Stores                                            890                 33,936
JC Penney                                                            1,100                 85,096
Target                                                               3,400                193,970
                                                                                  ---------------
Total                                                                                     313,002
-------------------------------------------------------------------------------------------------

MULTI-UTILITIES (1.0%)
Dominion Resources                                                   2,345                196,605
Xcel Energy                                                          2,645                 60,994
                                                                                  ---------------
Total                                                                                     257,599
-------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.7%)
Anadarko Petroleum                                                   1,542                 67,108
BP ADR                                                                 381(c)              25,565
Chesapeake Energy                                                    1,173                 34,076
Chevron                                                              7,048                518,239
ConocoPhillips                                                       7,224                519,767
Devon Energy                                                         1,099                 73,721
Exxon Mobil                                                         13,914              1,066,230
Newfield Exploration                                                   399(b)              18,334
Royal Dutch Shell ADR                                                  575(c)              40,704
Total                                                                1,217(c)              87,792
XTO Energy                                                             517                 24,325
                                                                                  ---------------
Total                                                                                   2,475,861
-------------------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.0%)
Bowater                                                              2,661                 59,873
Intl Paper                                                           2,380                 81,158
Weyerhaeuser                                                         1,659                117,208
                                                                                  ---------------
Total                                                                                     258,239
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS (4.5%)
Bristol-Myers Squibb                                                 6,413                168,790
GlaxoSmithKline ADR                                                    846(c)              44,635
Merck & Co                                                           5,012                218,523
Novartis ADR                                                         1,016(c)              58,359
Pfizer                                                              18,146                469,981
Schering-Plough                                                      4,143                 97,941
Watson Pharmaceuticals                                               1,378(b)              35,869
Wyeth                                                                  841                 42,824
                                                                                  ---------------
Total                                                                                   1,136,922
-------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.7%)
Apartment Investment & Management Cl A                                 892                 49,970
Equity Office Properties Trust                                       2,394                115,319
HomeBanc                                                             1,390                  5,880
                                                                                  ---------------
Total                                                                                     171,169
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
Advanced Micro Devices                                               2,900(b)     $        59,015
Agere Systems                                                        1,545(b)              29,618
Atmel                                                                2,360(b)              14,278
Credence Systems                                                     1,509(b)               7,847
Cypress Semiconductor                                                4,065(b)              68,577
Infineon Technologies                                                1,848(b,c)            26,052
Infineon Technologies ADR                                            3,589(b,c)            50,354
Intel                                                                3,613                 73,162
Spansion Cl A                                                          873(b)              12,973
                                                                                  ---------------
Total                                                                                     341,876
-------------------------------------------------------------------------------------------------

SOFTWARE (2.3%)
Cadence Design Systems                                               6,340(b)             113,549
Compuware                                                            6,461(b)              53,820
McAfee                                                                 469(b)              13,310
Microsoft                                                            8,769                261,843
Oracle                                                               1,451(b)              24,870
Symantec                                                             2,903(b)              60,528
TIBCO Software                                                       4,551(b)              42,961
                                                                                  ---------------
Total                                                                                     570,881
-------------------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
Circuit City Stores                                                  1,096                 20,802
Home Depot                                                           1,443                 57,951
Lowe's Companies                                                       841                 26,197
TJX Companies                                                          856                 24,413
                                                                                  ---------------
Total                                                                                     129,363
-------------------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (3.3%)
Countrywide Financial                                                9,138                387,907
Fannie Mae                                                           3,305                196,284
Freddie Mac                                                          2,943                199,830
Washington Mutual                                                      944                 42,943
                                                                                  ---------------
Total                                                                                     826,964
-------------------------------------------------------------------------------------------------

TOBACCO (1.9%)
Altria Group                                                         5,501                472,096
-------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.0%)
ALLTEL                                                               3,279                198,314
Sprint Nextel                                                       10,692                201,972
Vodafone Group ADR                                                   3,882(c)             107,842
                                                                                  ---------------
Total                                                                                     508,128
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $20,540,210)                                                               $    23,656,647
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (6.8%)

                                                                   SHARES             VALUE(a)
RiverSource Short-Term Cash Fund                                 1,714,470(e)     $     1,714,470
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,714,470)                                                                $     1,714,470
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $22,254,680)(f)                                                            $    25,371,117
=================================================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 215

RiverSource VP - Large Cap Value Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 5.3% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(f) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $22,389,607 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $ 3,127,019
      Unrealized depreciation                                          (145,509)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                   $ 2,981,510
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

216 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Mid Cap Growth Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (94.5%)

ISSUER                                                             SHARES             VALUE(a)
AEROSPACE & DEFENSE (1.3%)
Precision Castparts                                                 50,670        $     3,966,448
Rockwell Collins                                                    83,712              5,298,132
                                                                                  ---------------
Total                                                                                   9,264,580
-------------------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
CH Robinson Worldwide                                               99,287              4,059,846
UTI Worldwide                                                       62,239(c)           1,860,946
                                                                                  ---------------
Total                                                                                   5,920,792
-------------------------------------------------------------------------------------------------

AUTOMOBILES (0.5%)
Harley-Davidson                                                     50,414              3,552,675
-------------------------------------------------------------------------------------------------

BEVERAGES (0.5%)
Pepsi Bottling Group                                               105,114              3,249,074
-------------------------------------------------------------------------------------------------

BIOTECHNOLOGY (3.8%)
Amylin Pharmaceuticals                                              64,193(b)           2,315,442
Biogen Idec                                                        108,360(b)           5,330,228
MedImmune                                                          352,177(b)          11,399,969
OSI Pharmaceuticals                                                196,704(b,d)         6,880,706
                                                                                  ---------------
Total                                                                                  25,926,345
-------------------------------------------------------------------------------------------------

CAPITAL MARKETS (6.0%)
Investors Financial Services                                       240,536             10,263,671
Legg Mason                                                          38,589              3,667,884
Northern Trust                                                      91,671              5,563,513
T Rowe Price Group                                                 307,447             13,456,956
TD Ameritrade Holding                                              523,285              8,466,751
                                                                                  ---------------
Total                                                                                  41,418,775
-------------------------------------------------------------------------------------------------

CHEMICALS (1.3%)
Sigma-Aldrich                                                      116,396              9,046,297
-------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.3%)
Cintas                                                             167,922              6,668,183
Monster Worldwide                                                   96,455(b)           4,498,661
Robert Half Intl                                                   310,651             11,531,365
                                                                                  ---------------
Total                                                                                  22,698,209
-------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.1%)
F5 Networks                                                        101,081(b)           7,501,221
Juniper Networks                                                   363,400(b)           6,882,796
                                                                                  ---------------
Total                                                                                  14,384,017
-------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.3%)
Network Appliance                                                  317,718(b)          12,479,963
SanDisk                                                             81,054(b)           3,487,754
                                                                                  ---------------
Total                                                                                  15,967,717
-------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.8%)
Fluor                                                               43,117              3,520,503
Foster Wheeler                                                      36,184(b)           1,995,186
                                                                                  ---------------
Total                                                                                   5,515,689
-------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.5%)
Martin Marietta Materials                                          100,144             10,405,963
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
DIVERSIFIED CONSUMER SERVICES (0.4%)
Strayer Education                                                   26,048        $     2,762,390
-------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Level 3 Communications                                             427,249(b)           2,392,594
Time Warner Telecom Cl A                                            97,946(b)           1,952,064
                                                                                  ---------------
Total                                                                                   4,344,658
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.4%)
Allegheny Energy                                                    60,672(b)           2,785,452
-------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.6%)
Rockwell Automation                                                 63,301              3,866,425
-------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
Amphenol Cl A                                                       61,891              3,842,193
Anixter Intl                                                        47,881(b)           2,599,938
Molex                                                               96,393              3,048,911
                                                                                  ---------------
Total                                                                                   9,491,042
-------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.4%)
BJ Services                                                        235,796              6,913,539
ENSCO Intl                                                         193,341              9,678,651
Natl Oilwell Varco                                                  56,786(b)           3,474,167
Smith Intl                                                          90,762              3,727,595
                                                                                  ---------------
Total                                                                                  23,793,952
-------------------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
Whole Foods Market                                                  94,478              4,433,853
-------------------------------------------------------------------------------------------------

FOOD PRODUCTS (1.8%)
Hershey                                                            100,929              5,026,264
HJ Heinz                                                            68,571              3,086,381
WM Wrigley Jr                                                       77,652              4,016,161
                                                                                  ---------------
Total                                                                                  12,128,806
-------------------------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Questar                                                             28,406              2,359,118
-------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.6%)
Biomet                                                             127,121              5,246,284
Kinetic Concepts                                                   104,382(b)           4,128,308
ResMed                                                              89,353(b)           4,397,955
St. Jude Medical                                                   295,039(b)          10,786,625
                                                                                  ---------------
Total                                                                                  24,559,172
-------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.1%)
Express Scripts                                                    134,565(b)           9,634,855
Health Management
   Associates Cl A                                                 309,279              6,528,880
Humana                                                             128,053(b)           7,082,611
Lincare Holdings                                                   134,781(b)           5,369,675
Omnicare                                                           164,423              6,351,660
                                                                                  ---------------
Total                                                                                  34,967,681
-------------------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.6%)
Cerner                                                              78,786(b)           3,584,763
Dendrite Intl                                                      688,149(b)           7,370,076
                                                                                  ---------------
Total                                                                                  10,954,839
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
HOTELS, RESTAURANTS & LEISURE (4.8%)
Brinker Intl                                                       170,583        $     5,144,783
Hilton Hotels                                                      129,418              4,516,688
Intl Game Technology                                               179,300              8,283,660
Panera Bread Cl A                                                   68,678(b)           3,839,787
Royal Caribbean Cruises                                             88,004              3,641,606
Starwood Hotels & Resorts
   Worldwide                                                        60,759              3,797,438
Station Casinos                                                     51,208              4,182,157
                                                                                  ---------------
Total                                                                                  33,406,119
-------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
Energizer Holdings                                                  37,018(b)           2,627,908
-------------------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.3%)
AES                                                                397,004(b)           8,749,968
-------------------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.4%)
VistaPrint                                                          76,399(b)           2,529,571
-------------------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.3%)
Akamai Technologies                                                 50,497(b)           2,682,401
VeriSign                                                           263,111(b)           6,327,819
                                                                                  ---------------
Total                                                                                   9,010,220
-------------------------------------------------------------------------------------------------

IT SERVICES (6.6%)
Acxiom                                                             503,421             12,912,749
Alliance Data Systems                                               30,766(b)           1,921,952
Fiserv                                                             243,265(b)          12,751,951
Paychex                                                            179,119              7,082,365
VeriFone Holdings                                                  300,198(b)          10,627,009
                                                                                  ---------------
Total                                                                                  45,296,026
-------------------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (2.5%)
Invitrogen                                                         109,293(b)           6,184,891
Techne                                                             202,653(b)          11,237,109
                                                                                  ---------------
Total                                                                                  17,422,000
-------------------------------------------------------------------------------------------------

MACHINERY (1.2%)
ITT                                                                 68,985              3,919,728
Joy Global                                                          89,886              4,345,089
                                                                                  ---------------
Total                                                                                   8,264,817
-------------------------------------------------------------------------------------------------

MEDIA (3.3%)
Catalina Marketing                                                 307,401              8,453,527
Lamar Advertising Cl A                                              66,781(b)           4,366,810
Sirius Satellite Radio                                           1,447,352(b)           5,123,626
XM Satellite Radio
   Holdings Cl A                                                   316,735(b)           4,576,821
                                                                                  ---------------
Total                                                                                  22,520,784
-------------------------------------------------------------------------------------------------

METALS & MINING (0.6%)
Allegheny Technologies                                              28,732              2,605,417
Freeport-McMoRan Copper
   & Gold Cl B                                                      29,790              1,660,197
                                                                                  ---------------
Total                                                                                   4,265,614
-------------------------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Nordstrom                                                           39,744              1,960,969
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securrities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 217

RiverSource VP - Mid Cap Growth Fund

ISSUER                                                             SHARES             VALUE(a)
OIL, GAS & CONSUMABLE FUELS (3.8%)
Denbury Resources                                                  232,290(b)     $     6,455,339
El Paso                                                            248,256              3,793,352
Murphy Oil                                                          72,049              3,663,692
Newfield Exploration                                               161,841(b)           7,436,593
Williams Companies                                                 174,324              4,553,343
                                                                                  ---------------
Total                                                                                  25,902,319
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS (2.2%)
Allergan                                                            48,400              5,795,416
Endo Pharmaceuticals
   Holdings                                                        215,800(b)           5,951,764
Forest Laboratories                                                 73,599(b)           3,724,109
                                                                                  ---------------
Total                                                                                  15,471,289
-------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
St. Joe                                                             65,802(d)           3,525,013
-------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.7%)
Hittite Microwave                                                   20,485(b)             662,075
Integrated Device Technology                                       159,923(b)           2,475,608
KLA-Tencor                                                         153,168              7,620,108
Kulicke & Soffa Inds                                               482,800(b)           4,055,520
Maxim Integrated Products                                          341,331             10,451,555
MEMC Electronic Materials                                           87,565(b)           3,427,294
Microchip Technology                                               388,203             12,694,238
NVIDIA                                                             136,369(b)           5,047,017
                                                                                  ---------------
Total                                                                                  46,433,415
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
SOFTWARE (7.4%)
Advent Software                                                    417,907(b)     $    14,747,939
BEA Systems                                                        229,180(b)           2,883,084
BMC Software                                                       316,211(b)          10,181,994
Business Objects ADR                                                95,437(b,c)         3,764,990
Citrix Systems                                                     114,841(b)           3,106,449
Electronic Arts                                                     49,284(b)           2,481,942
Fair Isaac                                                         142,723              5,801,690
Lawson Software                                                    464,413(b)           3,432,012
NAVTEQ                                                             148,775(b)           5,202,662
                                                                                  ---------------
Total                                                                                  51,602,762
-------------------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.0%)
Abercrombie & Fitch Cl A                                            61,884              4,308,983
Chico's FAS                                                        130,135(b)           2,692,493
Limited Brands                                                      63,942              1,850,481
TJX Companies                                                      157,615              4,495,181
Urban Outfitters                                                   161,775(b)           3,725,678
Williams-Sonoma                                                    109,512              3,443,057
                                                                                  ---------------
Total                                                                                  20,515,873
-------------------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Coach                                                               82,826(b)           3,558,205
-------------------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.1%)
Fastenal                                                           219,858              7,888,505
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
WIRELESS TELECOMMUNICATION SERVICES (2.5%)
American Tower Cl A                                                200,133(b)     $     7,460,959
Crown Castle Intl                                                   55,468(b)           1,791,616
NII Holdings                                                        83,567(b)           5,385,057
SBA Communications Cl A                                            101,939(b)           2,803,323
                                                                                  ---------------
Total                                                                                  17,440,955
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $638,880,414)                                                              $   652,189,853
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (6.1%)(e)

                                                                SHARES                VALUE(a)
RiverSource Short-Term
   Cash Fund                                                    41,780,759(f)     $    41,780,759
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $41,780,759)                                                               $    41,780,759
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $680,661,173)(g)                                                           $   693,970,612
=================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 0.8% of net assets.

(d) At Dec. 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.7% of net assets. See
      Note 6 to the financial statements. 5.4% of net assets is the Fund's cash equivalent position.

(f)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(g) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $683,561,769 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 46,590,416
      Unrealized depreciation                                     (36,181,573)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                $ 10,408,843
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

218 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Mid Cap Value Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.8%)

ISSUER                                                             SHARES             VALUE(a)
AEROSPACE & DEFENSE (0.5%)
Goodrich                                                            40,118        $     1,827,375
-------------------------------------------------------------------------------------------------

AIRLINES (1.5%)
AMR                                                                 52,568(b)           1,589,131
Continental Airlines Cl B                                           45,674(b)           1,884,052
UAL                                                                  6,587(b)             289,828
US Airways Group                                                    31,322(b)           1,686,690
                                                                                  ---------------
Total                                                                                   5,449,701
-------------------------------------------------------------------------------------------------

AUTO COMPONENTS (0.5%)
Ballard Power Systems                                               52,781(b,c)           300,324
Johnson Controls                                                    16,374              1,406,854
                                                                                  ---------------
Total                                                                                   1,707,178
-------------------------------------------------------------------------------------------------

AUTOMOBILES (0.8%)
Ford Motor                                                         371,165              2,787,449
-------------------------------------------------------------------------------------------------

BUILDING PRODUCTS (2.1%)
American Standard
   Companies                                                       129,708              5,947,111
USG                                                                 35,582(b)           1,949,894
                                                                                  ---------------
Total                                                                                   7,897,005
-------------------------------------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
AMVESCAP                                                            66,740(c)             778,874
-------------------------------------------------------------------------------------------------

CHEMICALS (3.2%)
Cabot                                                               25,854              1,126,459
Eastman Chemical                                                    57,894              3,433,693
Imperial Chemical Inds ADR                                          37,936(c)           1,344,072
Lubrizol                                                            20,095              1,007,362
Monsanto                                                             8,171                429,223
Mosaic                                                              65,991(b)           1,409,568
PPG Inds                                                            49,510              3,179,037
                                                                                  ---------------
Total                                                                                  11,929,414
-------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.8%)
Comerica                                                            42,731              2,507,455
Huntington Bancshares                                               50,821              1,206,999
Regions Financial                                                   79,182              2,961,407
                                                                                  ---------------
Total                                                                                   6,675,861
-------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Dun & Bradstreet                                                    12,827(b)           1,061,947
Pitney Bowes                                                        22,667              1,046,989
Ritchie Bros Auctioneers                                            24,326(c)           1,302,414
                                                                                  ---------------
Total                                                                                   3,411,350
-------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.8%)
Tellabs                                                            293,614(b)           3,012,480
-------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
Diebold                                                             21,213                988,526
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
CONSTRUCTION & ENGINEERING (1.2%)
Chicago Bridge & Iron                                               59,696(c)     $     1,632,089
Fluor                                                               29,646              2,420,596
Insituform Technologies Cl A                                        16,942(b)             438,120
                                                                                  ---------------
Total                                                                                   4,490,805
-------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
Temple-Inland                                                       20,806                957,700
-------------------------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                                       19,225                911,842
-------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
CenturyTel                                                          90,598              3,955,508
Citizens Communications                                            129,024              1,854,075
Embarq                                                              14,190                745,826
Qwest Communications Intl                                          305,775(b)           2,559,337
Windstream                                                         215,016              3,057,528
                                                                                  ---------------
Total                                                                                  12,172,274
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES (5.3%)
American Electric Power                                             57,739              2,458,527
DPL                                                                 76,528              2,125,948
Edison Intl                                                         94,623              4,303,454
Pinnacle West Capital                                              114,642              5,811,202
PPL                                                                 96,728              3,466,732
Reliant Energy                                                      91,475(b)           1,299,860
                                                                                  ---------------
Total                                                                                  19,465,723
-------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.5%)
Cooper Inds Cl A                                                    25,429              2,299,544
Energy Conversion Devices                                           10,093(b)             342,960
FuelCell Energy                                                     27,077(b)             174,917
Plug Power                                                          36,735(b)             142,899
Rockwell Automation                                                 41,977              2,563,956
                                                                                  ---------------
Total                                                                                   5,524,276
-------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Solectron                                                          476,357(b)           1,533,870
-------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.4%)
BJ Services                                                         71,571              2,098,462
Cameron Intl                                                        54,174(b)           2,873,931
ENSCO Intl                                                          28,497              1,426,560
GlobalSantaFe                                                       68,796              4,043,828
Nabors Inds                                                         45,163(b,c)         1,344,954
Natl Oilwell Varco                                                  17,492(b)           1,070,161
Smith Intl                                                          39,886              1,638,118
Weatherford Intl                                                    42,644(b)           1,782,093
                                                                                  ---------------
Total                                                                                  16,278,107
-------------------------------------------------------------------------------------------------

FOOD PRODUCTS (1.8%)
Archer-Daniels-Midland                                              34,722              1,109,715
Del Monte Foods                                                    139,719              1,541,101
Reddy Ice Holdings                                                  46,670              1,205,019
Tyson Foods Cl A                                                   176,964              2,911,058
                                                                                  ---------------
Total                                                                                   6,766,893
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
GAS UTILITIES (0.4%)
Questar                                                             19,352        $     1,607,184
-------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Hospira                                                             21,280(b)             714,582
-------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.3%)
AmerisourceBergen                                                   43,871              1,972,440
Health Management
   Associates Cl A                                                  79,819              1,684,979
Health Net                                                          68,065(b)           3,312,043
Humana                                                              57,561(b)           3,183,699
McKesson                                                            16,384                830,669
Omnicare                                                            30,378              1,173,502
                                                                                  ---------------
Total                                                                                  12,157,332
-------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.0%)
Hilton Hotels                                                      101,698              3,549,260
Royal Caribbean Cruises                                             97,003              4,013,984
                                                                                  ---------------
Total                                                                                   7,563,244
-------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.0%)
Mohawk Inds                                                         12,898(b)             965,544
Stanley Works                                                       63,911              3,214,084
Whirlpool                                                           36,897              3,063,189
                                                                                  ---------------
Total                                                                                   7,242,817
-------------------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.0%)
Constellation Energy Group                                          33,586              2,313,068
Mirant                                                              48,979(b)           1,546,267
                                                                                  ---------------
Total                                                                                   3,859,335
-------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.1%)
McDermott Intl                                                     117,752(b)           5,988,867
Textron                                                             19,659              1,843,424
                                                                                  ---------------
Total                                                                                   7,832,291
-------------------------------------------------------------------------------------------------

INSURANCE (16.5%)
ACE                                                                126,374(c)           7,654,473
Ambac Financial Group                                                6,474                576,639
Aon                                                                211,901              7,488,581
Axis Capital Holdings                                               87,186(c)           2,909,397
Conseco                                                             34,764(b)             694,585
Everest Re Group                                                    97,136(c)           9,530,013
Lincoln Natl                                                        62,584              4,155,578
Loews                                                              134,352              5,571,577
MBIA                                                                 8,172                597,046
PartnerRe                                                           91,746(c)           6,516,718
Torchmark                                                           39,079              2,491,677
Willis Group Holdings                                               61,297(c)           2,434,104
XL Capital Cl A                                                    150,056(c)          10,807,033
                                                                                  ---------------
Total                                                                                  61,427,421
-------------------------------------------------------------------------------------------------

IT SERVICES (2.1%)
Computer Sciences                                                   59,596(b)           3,180,639
Electronic Data Systems                                            169,434              4,667,906
                                                                                  ---------------
Total                                                                                   7,848,545
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 219

RiverSource VP - Mid Cap Value Fund

ISSUER                                                             SHARES             VALUE(a)
LEISURE EQUIPMENT & PRODUCTS (1.1%)
Eastman Kodak                                                      102,191        $     2,636,527
Hasbro                                                              50,758              1,383,156
                                                                                  ---------------
Total                                                                                   4,019,683
-------------------------------------------------------------------------------------------------

MACHINERY (4.4%)
AGCO                                                               168,425(b)           5,211,069
Dover                                                               36,268              1,777,857
Eaton                                                               51,768              3,889,848
Ingersoll-Rand Cl A                                                 53,501(c)           2,093,494
Manitowoc                                                           24,818              1,474,934
Terex                                                               29,255(b)           1,889,288
                                                                                  ---------------
Total                                                                                  16,336,490
-------------------------------------------------------------------------------------------------

MEDIA (2.7%)
Interpublic Group of
   Companies                                                       212,548(b)           2,601,588
Regal Entertainment
   Group Cl A                                                      157,800              3,364,296
RH Donnelley                                                        64,442              4,042,446
                                                                                  ---------------
Total                                                                                  10,008,330
-------------------------------------------------------------------------------------------------

METALS & MINING (1.5%)
Freeport-McMoRan Copper &
   Gold Cl B                                                        34,526              1,924,134
Nucor                                                               21,115              1,154,146
Phelps Dodge                                                        20,268              2,426,485
                                                                                  ---------------
Total                                                                                   5,504,765
-------------------------------------------------------------------------------------------------

MULTILINE RETAIL (1.6%)
Family Dollar Stores                                               100,128              2,936,754
Federated Department Stores                                         82,192              3,133,981
                                                                                  ---------------
Total                                                                                   6,070,735
-------------------------------------------------------------------------------------------------

MULTI-UTILITIES (6.7%)
CMS Energy                                                          47,972(b)             801,132
Consolidated Edison                                                 55,833              2,683,892
DTE Energy                                                          59,328              2,872,068
Energy East                                                        134,684              3,340,164
MDU Resources Group                                                 66,889              1,715,034
NiSource                                                           215,177              5,185,767
SCANA                                                               42,047              1,707,949
Sempra Energy                                                       52,142              2,922,038
TECO Energy                                                        109,867              1,893,008
Xcel Energy                                                         66,005              1,522,075
                                                                                  ---------------
Total                                                                                  24,643,127
-------------------------------------------------------------------------------------------------

OFFICE ELECTRONICS (-%)
Xerox                                                                4,219(b)              71,512
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
OIL, GAS & CONSUMABLE FUELS (5.4%)
El Paso                                                            214,576        $     3,278,722
Enbridge                                                            85,823(c)           2,952,311
Hess                                                                53,275              2,640,842
Newfield Exploration                                                55,734(b)           2,560,977
Pioneer Natural Resources                                           76,307              3,028,625
Southwestern Energy                                                 65,266(b)           2,287,573
Suncor Energy                                                       15,033(c)           1,186,254
Sunoco                                                              34,400              2,145,184
                                                                                  ---------------
Total                                                                                  20,080,488
-------------------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
Bowater                                                             43,208                972,180
MeadWestvaco                                                        32,150                966,429
                                                                                  ---------------
Total                                                                                   1,938,609
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS (1.2%)
King Pharmaceuticals                                                73,147(b)           1,164,500
Mylan Laboratories                                                 117,527              2,345,839
Watson Pharmaceuticals                                              28,895(b)             752,137
                                                                                  ---------------
Total                                                                                   4,262,476
-------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.5%)
Boston Properties                                                    9,912              1,108,955
Crescent Real Estate Equities                                       78,715              1,554,621
Equity Residential                                                  70,370              3,571,277
Rayonier                                                            72,492              2,975,797
                                                                                  ---------------
Total                                                                                   9,210,650
-------------------------------------------------------------------------------------------------

ROAD & RAIL (1.1%)
CSX                                                                117,321              4,039,362
-------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Intersil Cl A                                                      119,706              2,863,368
Microchip Technology                                                53,176              1,738,855
Natl Semiconductor                                                 164,486              3,733,832
                                                                                  ---------------
Total                                                                                   8,336,055
-------------------------------------------------------------------------------------------------

SOFTWARE (1.7%)
BMC Software                                                       127,946(b)           4,119,862
McAfee                                                              71,943(b)           2,041,742
                                                                                  ---------------
Total                                                                                   6,161,604
-------------------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.2%)
Liz Claiborne                                                       95,961              4,170,465
VF                                                                  49,552              4,067,228
                                                                                  ---------------
Total                                                                                   8,237,693
-------------------------------------------------------------------------------------------------

TOBACCO (2.4%)
Loews-Carolina Group                                                97,105(d)           6,284,635
Reynolds American                                                   37,731              2,470,249
                                                                                  ---------------
Total                                                                                   8,754,884
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $337,182,272)                                                              $   362,495,917
-------------------------------------------------------------------------------------------------

BONDS (0.3%)

ISSUER                                             COUPON        PRINCIPAL            VALUE(a)
                                                    RATE           AMOUNT
Qwest Communications Intl
   Sr Unsecured
      11-15-25                                      3.50%        $ 794,000        $     1,246,882
-------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,213,039)                                                                $     1,246,882
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (2.8%)

                                                                  SHARES                VALUE(a)
RiverSource Short-Term
   Cash Fund                                                    10,451,921(e)     $    10,451,921
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $10,451,921)                                                               $    10,451,921
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $348,847,232)(f)                                                           $   374,194,720
=================================================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

220 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Mid Cap Value Fund

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 14.2% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)   Affiliated Money Market Fund - See Note 10 to the financial statements.

(f) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $350,377,940 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $26,930,147
      Unrealized depreciation                                        (3,113,367)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                   $23,816,780
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 221

INVESTMENTS IN SECURITIES

RiverSource VP - S&P 500 Index Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.3%)

ISSUER                                                              SHARES            VALUE(a)
AEROSPACE & DEFENSE (2.4%)
Boeing                                                              23,936        $     2,126,475
General Dynamics                                                    12,252                910,936
Goodrich                                                             3,778                172,088
Honeywell Intl                                                      24,717              1,118,197
L-3 Communications Holdings                                          3,785                309,537
Lockheed Martin                                                     10,784                992,883
Northrop Grumman                                                    10,460                708,142
Raytheon                                                            13,463                710,846
Rockwell Collins                                                     5,062                320,374
United Technologies                                                 30,382              1,899,483
                                                                                  ---------------
Total                                                                                   9,268,961
-------------------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
FedEx                                                                9,284              1,008,428
United Parcel Service Cl B                                          32,503              2,437,075
                                                                                  ---------------
Total                                                                                   3,445,503
-------------------------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                                  23,974(d)             367,282
-------------------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                               5,375(b)             112,821
Johnson Controls                                                     5,926                509,162
                                                                                  ---------------
Total                                                                                     621,983
-------------------------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor                                                          57,187                429,474
General Motors                                                      17,122                525,988
Harley-Davidson                                                      7,846                552,908
                                                                                  ---------------
Total                                                                                   1,508,370
-------------------------------------------------------------------------------------------------

BEVERAGES (2.0%)
Anheuser-Busch Companies                                            23,277              1,145,228
Brown-Forman Cl B                                                    2,384                157,916
Coca-Cola                                                           61,734              2,978,666
Coca-Cola Enterprises                                                8,390                171,324
Constellation Brands Cl A                                            6,360(b)             184,567
Molson Coors Brewing Cl B                                            1,385                105,869
Pepsi Bottling Group                                                 4,144                128,091
PepsiCo                                                             49,708              3,109,236
                                                                                  ---------------
Total                                                                                   7,980,897
-------------------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.3%)
Amgen                                                               35,310(b)           2,412,025
Biogen Idec                                                         10,204(b)             501,935
Celgene                                                             11,275(b)             648,651
Genzyme                                                              7,962(b)             490,300
Gilead Sciences                                                     13,920(b)             903,826
MedImmune                                                            7,240(b)             234,359
                                                                                  ---------------
Total                                                                                   5,191,096
-------------------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)

American Standard
   Companies                                                         5,247                240,575
Masco                                                               11,929                356,319
                                                                                  ---------------
Total                                                                                     596,894
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                              SHARES            VALUE(a)
CAPITAL MARKETS (3.8%)
Ameriprise Financial                                                 7,326        $       399,267
Bank of New York                                                    23,134                910,786
Bear Stearns Companies                                               3,547                577,381
Charles Schwab                                                      30,966                598,882
E*TRADE Financial                                                   12,930(b)             289,891
Federated Investors Cl B                                             2,730                 92,219
Franklin Resources                                                   5,045                555,808
Goldman Sachs Group                                                 12,895              2,570,617
Janus Capital Group                                                  6,003                129,605
Legg Mason                                                           3,975                377,824
Lehman Brothers Holdings                                            16,048              1,253,670
Mellon Financial                                                    12,470                525,611
Merrill Lynch & Co                                                  26,757              2,491,077
Morgan Stanley                                                      32,047              2,609,586
Northern Trust                                                       5,677                344,537
State Street                                                        10,052                677,907
T Rowe Price Group                                                   7,980                349,285
                                                                                  ---------------
Total                                                                                  14,753,953
-------------------------------------------------------------------------------------------------

CHEMICALS (1.5%)
Air Products & Chemicals                                             6,675                469,119
Ashland                                                              1,729                119,612
Dow Chemical                                                        28,913              1,154,784
Eastman Chemical                                                     2,487                147,504
Ecolab                                                               5,394                243,809
EI du Pont de Nemours & Co                                          27,842              1,356,183
Hercules                                                             3,435(b)              66,330
Intl Flavors & Fragrances                                            2,366                116,313
Monsanto                                                            16,452                864,224
PPG Inds                                                             5,003                321,243
Praxair                                                              9,778                580,129
Rohm & Haas                                                          4,299                219,765
Sigma-Aldrich                                                        1,998                155,285
                                                                                  ---------------
Total                                                                                   5,814,300
-------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (4.1%)
BB&T                                                                16,375                719,354
Comerica                                                             4,807                282,075
Commerce Bancorp                                                     5,680                200,334
Compass Bancshares                                                   3,930                234,425
Fifth Third Bancorp                                                 16,896                691,553
First Horizon Natl                                                   3,766                157,343
Huntington Bancshares                                                7,192                170,810
KeyCorp                                                             12,155                462,255
M&T Bank                                                             2,350                287,076
Marshall & Ilsley                                                    7,720                371,409
Natl City                                                           19,115                698,844
PNC Financial
   Services Group                                                    8,894                658,512
Regions Financial                                                   22,076                825,642
SunTrust Banks                                                      10,719                905,220
Synovus Financial                                                    9,837                303,275
US Bancorp                                                          53,219              1,925,996

COMMON STOCKS (CONTINUED)

ISSUER                                                              SHARES            VALUE(a)
COMMERCIAL BANKS (CONT.)
Wachovia                                                            57,701        $     3,286,072
Wells Fargo & Co                                                   102,206              3,634,444
Zions Bancorporation                                                 3,238                266,941
                                                                                  ---------------
Total                                                                                  16,081,580
-------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                                                    7,682(b)              94,412
Avery Dennison                                                       2,854                193,872
Cintas                                                               4,133                164,121
Equifax                                                              3,790                153,874
Monster Worldwide                                                    3,883(b)             181,103
Pitney Bowes                                                         6,716                310,212
Robert Half Intl                                                     5,077                188,458
RR Donnelley & Sons                                                  6,568                233,427
Waste Management                                                    16,200                595,675
                                                                                  ---------------
Total                                                                                   2,115,154
-------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.6%)
ADC Telecommunications                                               3,551(b)              51,596
Avaya                                                               13,749(b)             192,211
Ciena                                                                2,555(b)              70,799
Cisco Systems                                                      183,906(b)           5,026,152
Comverse Technology                                                  6,118(b)             129,151
Corning                                                             47,354(b)             885,993
JDS Uniphase                                                         6,387(b)             106,407
Juniper Networks                                                    17,130(b)             324,442
Motorola                                                            73,189              1,504,766
QUALCOMM                                                            50,032              1,890,709
Tellabs                                                             13,373(b)             137,207
                                                                                  ---------------
Total                                                                                  10,319,433
-------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.7%)
Apple Computer                                                      25,744(b)           2,184,121
Dell                                                                68,771(b)           1,725,464
EMC                                                                 66,676(b)             880,123
Hewlett-Packard                                                     82,913              3,415,187
Intl Business Machines                                              45,598(d)           4,429,847
Lexmark Intl Cl A                                                    2,961(b)             216,745
NCR                                                                  5,394(b)             230,647
Network Appliance                                                   11,319(b)             444,610
QLogic                                                               4,768(b)             104,515
SanDisk                                                              6,810(b)             293,034
Sun Microsystems                                                   106,551(b)             577,506
                                                                                  ---------------
Total                                                                                  14,501,799
-------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                                                2,669                217,924
-------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                                     2,857                256,759
-------------------------------------------------------------------------------------------------

CONSUMER FINANCE (1.0%)
American Express                                                    36,474              2,212,878
Capital One Financial                                               12,350                948,727
SLM                                                                 12,377                603,626
                                                                                  ---------------
Total                                                                                   3,765,231
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

222 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - S&P 500 Index Fund

ISSUER                                                              SHARES            VALUE(a)
CONTAINERS & PACKAGING (0.2%)
Ball                                                                 3,158        $       137,689
Bemis                                                                3,178                107,988
Pactiv                                                               4,028(b)             143,759
Sealed Air                                                           2,440                158,406
Temple-Inland                                                        3,240                149,137
                                                                                  ---------------
Total                                                                                     696,979
-------------------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                                        5,156                244,549
-------------------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                                    4,233(b)             164,960
H&R Block                                                            9,762                224,916
                                                                                  ---------------
Total                                                                                     389,876
-------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.5%)
Bank of America                                                    135,950(d)           7,258,371
Chicago Mercantile
   Exchange Holdings                                                 1,055                537,786
CIT Group                                                            6,005                334,899
Citigroup                                                          148,751              8,285,430
JPMorgan Chase & Co                                                105,015              5,072,225
Moody's                                                              7,120                491,707
                                                                                  ---------------
Total                                                                                  21,980,418
-------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
AT&T                                                               116,341              4,159,190
BellSouth                                                           55,217              2,601,273
CenturyTel                                                           3,475                151,719
Citizens Communications                                              9,748                140,079
Embarq                                                               4,525                237,834
Qwest Communications Intl                                           48,682(b)             407,468
Verizon Communications                                              88,383              3,291,383
Windstream                                                          14,437                205,294
                                                                                  ---------------
Total                                                                                  11,194,240
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.5%)
Allegheny Energy                                                     5,007(b)             229,871
American Electric Power                                             11,975                509,896
Edison Intl                                                          9,861                448,478
Entergy                                                              6,262                578,108
Exelon                                                              20,314              1,257,234
FirstEnergy                                                          9,666                582,860
FPL Group                                                           12,234                665,774
Pinnacle West Capital                                                3,027                153,439
PPL                                                                 11,556(d)             414,167
Progress Energy                                                      7,691                377,474
Southern                                                            22,484                828,760
                                                                                  ---------------
Total                                                                                   6,046,061
-------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
American Power Conversion                                            5,117                156,529
Cooper Inds Cl A                                                     2,755                249,135
Emerson Electric                                                    24,294              1,071,122
Rockwell Automation                                                  5,154                314,806
                                                                                  ---------------
Total                                                                                   1,791,592
-------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                                                12,373(b)             431,198
Jabil Circuit                                                        5,595                137,357
Molex                                                                4,293                135,788

COMMON STOCKS (CONTINUED)

ISSUER                                                              SHARES            VALUE(a)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Sanmina-SCI                                                         16,128(b)     $        55,642
Solectron                                                           27,690(b)              89,162
Symbol Technologies                                                  7,707                115,143
Tektronix                                                            2,493                 72,721
                                                                                  ---------------
Total                                                                                   1,037,011
-------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes                                                         9,711                725,023
BJ Services                                                          8,878                260,303
Halliburton                                                         30,444                945,286
Nabors Inds                                                          9,060(b,c)           269,807
Natl Oilwell Varco                                                   5,315(b)             325,172
Noble                                                                4,102                312,367
Rowan Companies                                                      3,340                110,888
Schlumberger                                                        35,672              2,253,044
Smith Intl                                                           6,035                247,857
Transocean                                                           8,849(b)             715,796
Weatherford Intl                                                    10,280(b)             429,601
                                                                                  ---------------
Total                                                                                   6,595,144
-------------------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.1%)
Costco Wholesale                                                    13,869                733,254
CVS                                                                 24,932                770,648
Kroger                                                              21,714                500,942
Safeway                                                             13,423                463,899
SUPERVALU                                                            6,233                222,830
SYSCO                                                               18,717                688,037
Walgreen                                                            30,374              1,393,863
Wal-Mart Stores                                                     74,443              3,437,777
Whole Foods Market                                                   4,330                203,207
                                                                                  ---------------
Total                                                                                   8,414,457
-------------------------------------------------------------------------------------------------

FOOD PRODUCTS (1.1%)
Archer-Daniels-Midland                                              19,895                635,843
Campbell Soup                                                        6,594                256,441
ConAgra Foods                                                       15,422                416,394
Dean Foods                                                           4,045(b)             171,023
General Mills                                                       10,384                598,118
Hershey                                                              5,260                261,948
HJ Heinz                                                             9,977                449,065
Kellogg                                                              7,601                380,506
McCormick & Co                                                       3,980                153,469
Sara Lee                                                            22,605                384,963
Tyson Foods Cl A                                                     7,630                125,514
WM Wrigley Jr                                                        6,649                343,886
                                                                                  ---------------
Total                                                                                   4,177,170
-------------------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                                1,358                 63,554
Peoples Energy                                                       1,168                 52,058
Questar                                                              2,595                215,515
                                                                                  ---------------
Total                                                                                     331,127
-------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Bausch & Lomb                                                        1,628                 84,754
Baxter Intl                                                         19,814                919,171
Becton Dickinson & Co                                                7,470                524,021
Biomet                                                               7,413                305,935
Boston Scientific                                                   35,701(b)             613,343
CR Bard                                                              3,122                259,032

COMMON STOCKS (CONTINUED)

ISSUER                                                              SHARES            VALUE(a)
HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Hospira                                                              4,717(b)     $       158,397
Medtronic                                                           34,849              1,864,769
St. Jude Medical                                                    10,704(b)             391,338
Stryker                                                              8,998                495,880
Zimmer Holdings                                                      7,228(b)             566,531
                                                                                  ---------------
Total                                                                                   6,183,171
-------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.4%)
Aetna                                                               15,798                682,158
AmerisourceBergen                                                    5,818                261,577
Cardinal Health                                                     12,263                790,105
Caremark Rx                                                         12,915                737,576
CIGNA                                                                3,110                409,183
Coventry Health Care                                                 4,825(b)             241,491
Express Scripts                                                      4,100(b)             293,560
Health Management
   Associates Cl A                                                   7,282                153,723
Humana                                                               5,031(b)             278,265
Laboratory Corp of America
   Holdings                                                          3,798(b)             279,039
Manor Care                                                           2,234                104,819
McKesson                                                             8,964                454,475
Medco Health Solutions                                               8,885(b)             474,814
Patterson Companies                                                  4,205(b)             149,320
Quest Diagnostics                                                    4,840                256,520
Tenet Healthcare                                                    14,269(b)              99,455
UnitedHealth Group                                                  40,778              2,191,001
WellPoint                                                           18,772(b)           1,477,169
                                                                                  ---------------
Total                                                                                   9,334,250
-------------------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                                           6,005                165,017
-------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.6%)
Carnival Unit                                                       13,467                660,556
Darden Restaurants                                                   4,443                178,475
Harrah's Entertainment                                               5,632                465,879
Hilton Hotels                                                       11,702                408,400
Intl Game Technology                                                10,276                474,751
Marriott Intl Cl A                                                  10,178                485,694
McDonald's                                                          37,440              1,659,715
Starbucks                                                           22,892(b,d)           810,835
Starwood Hotels &
   Resorts Worldwide                                                 6,415                400,938
Wendy's Intl                                                         2,892                 95,696
Wyndham Worldwide                                                    5,995(b)             191,960
Yum! Brands                                                          8,026                471,929
                                                                                  ---------------
Total                                                                                   6,304,828
-------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Black & Decker                                                       2,062                164,898
Centex                                                               3,592                202,122
DR Horton                                                            8,350                221,192
Fortune Brands                                                       4,579                391,001
Harman Intl Inds                                                     1,980                197,822
KB HOME                                                              2,376                121,841
Leggett & Platt                                                      5,417                129,466
Lennar Cl A                                                          4,170                218,758
Newell Rubbermaid                                                    8,390                242,891
Pulte Homes                                                          6,400                211,968

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 223

RiverSource VP - S&P 500 Index Fund

ISSUER                                                              SHARES            VALUE(a)
HOUSEHOLD DURABLES (CONT.)
Snap-On                                                              1,771        $        84,370
Stanley Works                                                        2,461                123,764
Whirlpool                                                            2,368                196,591
                                                                                  ---------------
Total                                                                                   2,506,684
-------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.1%)
Clorox                                                               4,599                295,026
Colgate-Palmolive                                                   15,570              1,015,787
Kimberly-Clark                                                      13,874                942,738
Procter & Gamble                                                    95,933(d)           6,165,614
                                                                                  ---------------
Total                                                                                   8,419,165
-------------------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
AES                                                                 20,103(b)             443,070
Constellation Energy Group                                           5,446                375,066
Dynegy Cl A                                                         11,743(b)              85,019
TXU                                                                 13,900                753,519
                                                                                  ---------------
Total                                                                                   1,656,674
-------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.0%)
3M                                                                  22,296              1,737,527
General Electric                                                   312,061(d)          11,611,790
Textron                                                              3,793                355,670
Tyco Intl                                                           60,208(c)           1,830,323
                                                                                  ---------------
Total                                                                                  15,535,310
-------------------------------------------------------------------------------------------------

INSURANCE (4.8%)
ACE                                                                  9,854(c)             596,857
AFLAC                                                               14,969                688,574
Allstate                                                            18,916              1,231,621
Ambac Financial Group                                                3,210                285,915
American Intl Group                                                 78,705              5,640,001
Aon                                                                  9,376                331,348
Chubb                                                               12,462                659,364
Cincinnati Financial                                                 5,240                237,424
Genworth Financial Cl A                                             13,420                459,098
Hartford Financial
   Services Group                                                    9,593                895,123
Lincoln Natl                                                         8,690                577,016
Loews                                                               13,834                573,696
Marsh & McLennan
   Companies                                                        16,683                511,501
MBIA                                                                 4,081                298,158
MetLife                                                             23,013              1,357,997
Principal Financial Group                                            8,168                479,462
Progressive                                                         23,062                558,562
Prudential Financial                                                14,442              1,239,990
Safeco                                                               3,188                199,409
St. Paul Travelers Companies                                        20,893              1,121,745
Torchmark                                                            2,965                189,048
UnumProvident                                                       10,371                215,509
XL Capital Cl A                                                      5,470(c)             393,949
                                                                                  ---------------
Total                                                                                  18,741,367
-------------------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Amazon.com                                                           9,350(b,d)           368,951
IAC/InterActiveCorp                                                  6,755(b)             251,016
                                                                                  ---------------
Total                                                                                     619,967
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                              SHARES            VALUE(a)
INTERNET SOFTWARE & SERVICES (1.3%)
eBay                                                                35,028(b)     $     1,053,292
Google Cl A                                                          6,490(b)           2,988,516
VeriSign                                                             7,420(b)             178,451
Yahoo!                                                              37,060(b)             946,512
                                                                                  ---------------
Total                                                                                   5,166,771
-------------------------------------------------------------------------------------------------

IT SERVICES (1.1%)
Affiliated Computer
   Services Cl A                                                     3,590(b)             175,336
Automatic Data Processing                                           16,672                821,096
Cognizant Technology
   Solutions Cl A                                                    4,295(b)             331,402
Computer Sciences                                                    5,194(b)             277,204
Convergys                                                            4,167(b)              99,091
Electronic Data Systems                                             15,660                431,433
Fidelity Natl Information
   Services                                                          4,905                196,641
First Data                                                          23,186                591,707
Fiserv                                                               5,241(b)             274,733
Paychex                                                             10,249                405,245
Sabre Holdings Cl A                                                  4,006                127,751
Unisys                                                              10,433(b)              81,795
Western Union                                                       23,206                520,279
                                                                                  ---------------
Total                                                                                   4,333,713
-------------------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                                            2,777                 88,586
Eastman Kodak                                                        8,693                224,279
Hasbro                                                               4,805                130,936
Mattel                                                              11,549                261,701
                                                                                  ---------------
Total                                                                                     705,502
-------------------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera-Applied
   Biosystems Group                                                  5,542(e)             203,336
Millipore                                                            1,620(b)             107,892
PerkinElmer                                                          3,726                 82,829
Thermo Fisher Scientific                                            12,359(b)             559,739
Waters                                                               3,076(b)             150,632
                                                                                  ---------------
Total                                                                                   1,104,428
-------------------------------------------------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                                                         19,690              1,207,587
Cummins                                                              1,593                188,261
Danaher                                                              7,176                519,829
Deere & Co                                                           6,996                665,110
Dover                                                                6,185                303,189
Eaton                                                                4,512                339,032
Illinois Tool Works                                                 12,700                586,613
Ingersoll-Rand Cl A                                                  9,278(c)             363,048
ITT                                                                  5,592                317,737
PACCAR                                                               7,522                488,178
Pall                                                                 3,707                128,077
Parker Hannifin                                                      3,570                274,462
Terex                                                                3,090(b)             199,552
                                                                                  ---------------
Total                                                                                   5,580,675
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                              SHARES            VALUE(a)
MEDIA (3.7%)
CBS Cl B                                                            23,663        $       737,812
Clear Channel
   Communications                                                   14,947                531,216
Comcast Cl A                                                        63,008(b)           2,667,130
DIRECTV Group                                                       23,335(b)             581,975
Dow Jones & Co                                                       1,969                 74,822
EW Scripps Cl A                                                      2,520                125,849
Gannett                                                              7,089                428,601
Interpublic Group of
   Companies                                                        13,353(b)             163,441
McGraw-Hill Companies                                               10,722                729,310
Meredith                                                             1,177                 66,324
New York Times Cl A                                                  4,350                105,966
News Corp Cl A                                                      70,860              1,522,073
Omnicom Group                                                        5,175                540,995
Time Warner                                                        120,863              2,632,396
Tribune                                                              5,771                177,631
Univision
   Communications Cl A                                               7,632(b)             270,325
Viacom Cl B                                                         21,173(b)             868,728
Walt Disney                                                         62,619              2,145,953
                                                                                  ---------------
Total                                                                                  14,370,547
-------------------------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                                               26,253                787,853
Allegheny Technologies                                               3,046                276,211
Freeport-McMoRan
   Copper & Gold Cl B                                                5,962                332,262
Newmont Mining                                                      13,629                615,349
Nucor                                                                9,146                499,920
Phelps Dodge                                                         6,180                739,870
United States Steel                                                  3,583                262,061
                                                                                  ---------------
Total                                                                                   3,513,526
-------------------------------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Big Lots                                                             3,312(b)              75,911
Dillard's Cl A                                                       1,840                 64,345
Dollar General                                                       9,446                151,703
Family Dollar Stores                                                 4,592                134,683
Federated Department Stores                                         15,896                606,114
JC Penney                                                            6,808                526,667
Kohl's                                                               9,902(b)             677,594
Nordstrom                                                            6,928(d)             341,828
Sears Holdings                                                       2,520(b)             423,184
Target                                                              26,005              1,483,585
                                                                                  ---------------
Total                                                                                   4,485,614
-------------------------------------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
Ameren                                                               6,240                335,275
CenterPoint Energy                                                   9,466                156,946
CMS Energy                                                           6,736(b)             112,491
Consolidated Edison                                                  7,774                373,696
Dominion Resources                                                  10,711                898,011
DTE Energy                                                           5,385                260,688
Duke Energy                                                         38,013              1,262,413
KeySpan                                                              5,302                218,336
NiSource                                                             8,263                199,138
PG&E                                                                10,561                499,852

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

224 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - S&P 500 Index Fund

ISSUER                                                              SHARES            VALUE(a)
MULTI-UTILITIES (CONT.)
Public Service
   Enterprise Group                                                  7,638        $       507,010
Sempra Energy                                                        7,941                445,014
TECO Energy                                                          6,335                109,152
Xcel Energy                                                         12,317                284,030
                                                                                  ---------------
Total                                                                                   5,662,052
-------------------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                               29,220(b)             495,279
-------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.9%)
Anadarko Petroleum                                                  13,914                605,537
Apache                                                               9,974                663,371
Chesapeake Energy                                                   12,590                365,740
Chevron                                                             65,994              4,852,539
ConocoPhillips                                                      49,823              3,584,765
CONSOL Energy                                                        5,525                177,518
Devon Energy                                                        13,376                897,262
El Paso                                                             21,353                326,274
EOG Resources                                                        7,368                460,132
Exxon Mobil                                                        176,568             13,530,405
Hess                                                                 8,192                406,077
Kinder Morgan                                                        3,251                343,793
Marathon Oil                                                        10,640                984,200
Murphy Oil                                                           5,665                288,065
Occidental Petroleum                                                26,082              1,273,584
Peabody Energy                                                       7,985                322,674
Sunoco                                                               3,726                232,353
Valero Energy                                                       18,300                936,228
Williams Companies                                                  18,055                471,597
XTO Energy                                                          11,076                521,126
                                                                                  ---------------
Total                                                                                  31,243,240
-------------------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                                          13,776                469,762
MeadWestvaco                                                         5,483                164,819
Weyerhaeuser                                                         7,159                505,783
                                                                                  ---------------
Total                                                                                   1,140,364
-------------------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Avon Products                                                       13,456                444,586
Estee Lauder Companies Cl A                                          3,860                157,565
                                                                                  ---------------
Total                                                                                     602,151
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS (6.1%)
Abbott Laboratories                                                 46,464              2,263,261
Allergan                                                             4,650                556,791
Barr Pharmaceuticals                                                 3,220(b)             161,386
Bristol-Myers Squibb                                                59,541              1,567,119
Eli Lilly & Co                                                      29,808              1,552,997
Forest Laboratories                                                  9,590(b)             485,254
Johnson & Johnson                                                   87,775              5,794,907
King Pharmaceuticals                                                 7,355(b)             117,092
Merck & Co                                                          65,719              2,865,348
Mylan Laboratories                                                   6,420                128,143
Pfizer                                                             218,288(d)           5,653,659
Schering-Plough                                                     44,885              1,061,081
Watson Pharmaceuticals                                               3,102(b)              80,745
Wyeth                                                               40,773              2,076,161
                                                                                  ---------------
Total                                                                                  24,363,944
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                              SHARES            VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (1.1%)
Apartment Investment &
   Management Cl A                                                   2,920        $       163,578
Archstone-Smith Trust                                                6,610                384,768
Boston Properties                                                    3,535                395,496
Equity Office Properties Trust                                      10,639                512,481
Equity Residential                                                   8,839                448,579
Kimco Realty                                                         6,840                307,458
Plum Creek Timber                                                    5,359                213,556
ProLogis                                                             7,495                455,471
Public Storage                                                       3,710                361,725
Simon Property Group                                                 6,699                678,542
Vornado Realty Trust                                                 3,910                475,065
                                                                                  ---------------
Total                                                                                   4,396,719
-------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CB Richard Ellis Group Cl A                                          5,590(b)             185,588
Realogy                                                              6,491(b)             196,807
                                                                                  ---------------
Total                                                                                     382,395
-------------------------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
Burlington Northern Santa Fe                                        10,879                802,979
CSX                                                                 13,172                453,512
Norfolk Southern                                                    12,016                604,285
Ryder System                                                         1,837                 93,797
Union Pacific                                                        8,162                751,067
                                                                                  ---------------
Total                                                                                   2,705,640
-------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Micro Devices                                              16,610(b)             338,014
Altera                                                              10,959(b)             215,673
Analog Devices                                                      10,353                340,303
Applied Materials                                                   42,046                775,749
Broadcom Cl A                                                       14,196(b)             458,673
Intel                                                              174,557              3,534,779
KLA-Tencor                                                           6,023                299,644
Linear Technology                                                    9,048                274,335
LSI Logic                                                           12,129(b)             109,161
Maxim Integrated Products                                            9,705                297,167
Micron Technology                                                   22,839(b)             318,832
Natl Semiconductor                                                   8,738                198,353
Novellus Systems                                                     3,740(b)             128,731
NVIDIA                                                              10,762(b)             398,302
PMC-Sierra                                                           6,354(b)              42,635
Teradyne                                                             5,744(b)              85,930
Texas Instruments                                                   44,923              1,293,782
Xilinx                                                              10,181                242,410
                                                                                  ---------------
Total                                                                                   9,352,473
-------------------------------------------------------------------------------------------------

SOFTWARE (3.3%)
Adobe Systems                                                       17,656(b)             726,015
Autodesk                                                             7,012(b)             283,706
BMC Software                                                         6,211(b)             199,994
CA                                                                  12,432                281,585
Citrix Systems                                                       5,465(b)             147,828
Compuware                                                           10,664(b)              88,831
Electronic Arts                                                      9,344(b)             470,564
Intuit                                                              10,552(b)             321,942

COMMON STOCKS (CONTINUED)

ISSUER                                                              SHARES            VALUE(a)
SOFTWARE (CONT.)
Microsoft                                                          261,884        $     7,819,856
Novell                                                              10,264(b)              63,637
Oracle                                                             121,110(b)           2,075,825
Symantec                                                            28,399(b)             592,119
                                                                                  ---------------
Total                                                                                  13,071,902
-------------------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.0%)
AutoNation                                                           4,530(b)              96,580
AutoZone                                                             1,536(b)             177,500
Bed Bath & Beyond                                                    8,555(b)             325,946
Best Buy                                                            12,213                600,757
Circuit City Stores                                                  4,294                 81,500
Gap                                                                 15,950(d)             311,025
Home Depot                                                          61,787              2,481,366
Limited Brands                                                      10,353                299,616
Lowe's Companies                                                    46,100              1,436,015
Office Depot                                                         8,429(b)             321,735
OfficeMax                                                            2,251                111,762
RadioShack                                                           4,108                 68,932
Sherwin-Williams                                                     3,387                215,345
Staples                                                             21,872                583,982
Tiffany & Co                                                         4,095                160,688
TJX Companies                                                       13,778                392,949
                                                                                  ---------------
Total                                                                                   7,665,698
-------------------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                               11,120(b)             477,715
Jones Apparel Group                                                  3,342                111,723
Liz Claiborne                                                        3,102                134,813
Nike Cl B                                                            5,691                563,580
VF                                                                   2,708                222,273
                                                                                  ---------------
Total                                                                                   1,510,104
-------------------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.5%)
Countrywide Financial                                               18,806                798,315
Fannie Mae                                                          29,523              1,753,370
Freddie Mac                                                         20,984              1,424,814
MGIC Investment                                                      2,513                157,163
Sovereign Bancorp                                                   10,881                276,269
Washington Mutual                                                   28,611              1,301,514
                                                                                  ---------------
Total                                                                                   5,711,445
-------------------------------------------------------------------------------------------------

TOBACCO (1.5%)
Altria Group                                                        63,451              5,445,365
Reynolds American                                                    5,190                339,789
UST                                                                  4,875                283,725
                                                                                  ---------------
Total                                                                                   6,068,879
-------------------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                                          2,216                154,987
-------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
ALLTEL                                                              11,309                683,968
Sprint Nextel                                                       87,635              1,655,425
                                                                                  ---------------
Total                                                                                   2,339,393
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $298,758,392)                                                              $   385,299,617
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 225

RiverSource VP - S&P 500 Index Fund

MONEY MARKET FUND (1.6%)

                                                                   SHARES             VALUE(a)
RiverSource Short-Term
Cash Fund                                                        6,076,431(f)     $     6,076,431
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $6,076,431)                                                                $     6,076,431
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $304,834,823)(g)                                                           $   391,376,048
=================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 0.9% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

      TYPE OF SECURITY                                             CONTRACTS
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      E-Mini S&P 500 Index, March 2007                                    82

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(g) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $308,180,680 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $ 92,730,952
      Unrealized depreciation                                     (9,535,584)
      -----------------------------------------------------------------------
      Net unrealized appreciation                               $ 83,195,368
      -----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

226 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Select Value Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.5%)

ISSUER                                                             SHARES             VALUE(a)
AEROSPACE & DEFENSE (0.3%)
DRS Technologies                                                     1,800        $        94,824
-------------------------------------------------------------------------------------------------

AUTO COMPONENTS (0.4%)
BorgWarner                                                           1,851                109,246
-------------------------------------------------------------------------------------------------

CAPITAL MARKETS (1.6%)
AMVESCAP ADR                                                        12,500(c)             308,125
Bear Stearns Companies                                                 900                146,502
                                                                                  ---------------
Total                                                                                     454,627
-------------------------------------------------------------------------------------------------

CHEMICALS (1.9%)
Airgas                                                               4,600                186,392
Albemarle                                                            4,300                308,740
Celanese Series A                                                    2,200                 56,936
                                                                                  ---------------
Total                                                                                     552,068
-------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (4.8%)
Colonial BancGroup                                                   8,300                213,642
Comerica                                                             4,800                281,664
Compass Bancshares                                                   9,400                560,710
KeyCorp                                                              8,400                319,452
                                                                                  ---------------
Total                                                                                   1,375,468
-------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.9%)
Covanta Holding                                                     12,700(b)             279,908
Knoll                                                               11,800                259,600
RR Donnelley & Sons                                                 16,100                572,194
                                                                                  ---------------
Total                                                                                   1,111,702
-------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.5%)
ARRIS Group                                                          9,400(b)             117,594
Avocent                                                              4,400(b)             148,940
Polycom                                                              5,100(b)             157,641
                                                                                  ---------------
Total                                                                                     424,175
-------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.5%)
Chicago Bridge & Iron                                                5,800(c)             158,572
URS                                                                 13,200(b)             565,620
                                                                                  ---------------
Total                                                                                     724,192
-------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (4.0%)
AptarGroup                                                           9,700                572,688
Sonoco Products                                                     14,900                567,094
                                                                                  ---------------
Total                                                                                   1,139,782
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES (7.2%)
American Electric Power                                              9,000                383,220
Edison Intl                                                          6,300                286,524
Idacorp                                                             14,100                544,965
Pinnacle West Capital                                               11,300                572,797
PPL                                                                  6,400                229,376
                                                                                  ---------------
Total                                                                                   2,016,882
-------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
Regal-Beloit                                                         4,600                241,546
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
Coherent                                                             2,900(b)     $        91,553
Flextronics Intl                                                    35,500(b,c)           407,540
Trimble Navigation                                                   2,000(b)             101,460
                                                                                  ---------------
Total                                                                                     600,553
-------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.9%)
Diamond Offshore Drilling                                            2,500                199,850
Noble                                                                3,600                274,140
SEACOR Holdings                                                        800(b)              79,312
                                                                                  ---------------
Total                                                                                     553,302
-------------------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.9%)
Ruddick                                                             10,400                288,600
Safeway                                                              2,800                 96,768
SUPERVALU                                                            4,200                150,150
                                                                                  ---------------
Total                                                                                     535,518
-------------------------------------------------------------------------------------------------

FOOD PRODUCTS (3.7%)
ConAgra Foods                                                        6,700                180,900
HJ Heinz                                                             6,700                301,567
Hormel Foods                                                        15,000                560,100
                                                                                  ---------------
Total                                                                                   1,042,567
-------------------------------------------------------------------------------------------------

GAS UTILITIES (2.7%)
AGL Resources                                                        5,500                214,005
ONEOK                                                                3,500                150,920
Questar                                                              4,900                406,945
                                                                                  ---------------
Total                                                                                     771,870
-------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Beckman Coulter                                                      7,100                424,580
-------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.5%)
AmerisourceBergen                                                    4,400                197,824
CIGNA                                                                2,900                381,553
Magellan Health Services                                             4,000(b)             172,880
McKesson                                                             5,000                253,500
                                                                                  ---------------
Total                                                                                   1,005,757
-------------------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.5%)
IMS Health                                                          15,200                417,696
-------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.8%)
Darden Restaurants                                                  12,500                502,125
-------------------------------------------------------------------------------------------------

INSURANCE (8.3%)
Assurant                                                             4,300                237,575
Lincoln Natl                                                         9,700                644,080
Old Republic Intl                                                   24,400                568,032
ProAssurance                                                         2,100(b)             104,832
Safeco                                                               8,800                550,440
Zenith Natl Insurance                                                4,800                225,168
                                                                                  ---------------
Total                                                                                   2,330,127
-------------------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
Expedia                                                              3,900(b)              81,822
Priceline.com                                                        1,700(b)              74,137
                                                                                  ---------------
Total                                                                                     155,959
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                            SHARES              VALUE(a)
IT SERVICES (2.5%)
Computer Sciences                                                   10,600(b)     $       565,722
MPS Group                                                           11,100(b)             157,398
                                                                                  ---------------
Total                                                                                     723,120
-------------------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.6%)
Mattel                                                               7,100                160,886
-------------------------------------------------------------------------------------------------

MACHINERY (2.5%)
Eaton                                                                3,800                285,532
Terex                                                                3,200(b)             206,656
Trinity Inds                                                         6,500                228,800
                                                                                  ---------------
Total                                                                                     720,988
-------------------------------------------------------------------------------------------------

MARINE (0.7%)
American Commercial Lines                                            3,000(b)             196,530
-------------------------------------------------------------------------------------------------

MEDIA (0.5%)
Grupo Televisa ADR                                                   5,400(c)             145,854
-------------------------------------------------------------------------------------------------

METALS & MINING (0.7%)
Freeport-McMoRan
   Copper & Gold Cl B                                                3,700                206,201
-------------------------------------------------------------------------------------------------

MULTILINE RETAIL (1.0%)
Family Dollar Stores                                                 8,000                234,640
JC Penney                                                              800                 61,888
                                                                                  ---------------
Total                                                                                     296,528
-------------------------------------------------------------------------------------------------

MULTI-UTILITIES (1.2%)
NSTAR                                                                9,900                340,164
-------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.3%)
Chesapeake Energy                                                    8,800                255,640
CONSOL Energy                                                        4,300                138,159
Western Refining                                                     4,200                106,932
Williams Companies                                                   6,000                156,720
                                                                                  ---------------
Total                                                                                     657,451
-------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (8.7%)
Apartment Investment &
   Management Cl A                                                   5,000                280,100
DiamondRock Hospitality                                              9,200                165,692
Douglas Emmett                                                       3,700                 98,383
Duke Realty                                                         13,600                556,240
Health Care REIT                                                     5,500                236,610
KKR Financial                                                       14,900                399,171
Mid-America Apartment
   Communities                                                       3,300                188,892
Realty Income                                                        8,000                221,600
Simon Property Group                                                 2,900                293,741
                                                                                  ---------------
Total                                                                                   2,440,429
-------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
Jones Lang LaSalle                                                   3,500                322,595
-------------------------------------------------------------------------------------------------

ROAD & RAIL (1.3%)
Werner Enterprises                                                  21,800                381,064
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 227

RiverSource VP - Select Value Fund

ISSUER                                                             SHARES             VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
LSI Logic                                                           23,900(b)     $       215,100
Microchip Technology                                                 8,300                271,410
                                                                                  ---------------
Total                                                                                     486,510
-------------------------------------------------------------------------------------------------

SOFTWARE (5.0%)
Cadence Design Systems                                              41,000(b)             734,310
Hyperion Solutions                                                  13,500(b)             485,190
Sybase                                                               7,000(b)             172,900
                                                                                  ---------------
Total                                                                                   1,392,400
-------------------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.7%)
OfficeMax                                                            3,000                148,950
TJX Companies                                                       12,200                347,944
                                                                                  ---------------
Total                                                                                     496,894
-------------------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (3.2%)
Phillips-Van Heusen                                                  6,900                346,173
VF                                                                   6,900                566,352
                                                                                  ---------------
Total                                                                                     912,525
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
THRIFTS & MORTGAGE FINANCE (1.1%)
PMI Group                                                            3,100        $       146,227
Washington Federal                                                   7,500                176,475
                                                                                  ---------------
Total                                                                                     322,702
-------------------------------------------------------------------------------------------------

TOBACCO (0.7%)
Loews-Carolina Group                                                 3,100(d)             200,632
-------------------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.0%)
United Rentals                                                      11,400(b)             289,902
-------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.7%)
Millicom Intl Cellular                                               2,000(b,c)           123,280
Rogers Communications Cl B                                           6,100(c)             363,560
                                                                                  ---------------
Total                                                                                     486,840
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $26,380,520)                                                               $    27,764,781
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (2.3%)

                                                                   SHARES             VALUE(a)
RiverSource Short-Term
   Cash Fund                                                       668,002(e)     $       668,002
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $668,002)                                                                  $       668,002
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $27,048,522)(f)                                                            $    28,432,783
=================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 5.3% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(f) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $27,081,570 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $   1,613,294
      Unrealized depreciation                                        (262,081)
      ------------------------------------------------------------------------
      Net unrealized appreciation                               $   1,351,213
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

228 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource VP - Short Duration U.S. Government Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

BONDS (105.2%)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
FOREIGN AGENCIES (2.2%)
KFW
      05-19-09                                      5.25%   $   10,000,000(c)     $    10,044,900
-------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (46.3%)
Federal Farm Credit Bank
      04-05-07                                      2.15         6,600,000              6,547,530
      06-19-07                                      6.75         2,565,000              2,582,732
      10-10-08                                      4.25         4,040,000              3,987,492
Federal Home Loan Bank
      10-19-07                                      4.13        15,000,000             14,869,695
      01-18-08                                      4.63         4,665,000              4,639,156
      02-08-08                                      4.63         1,470,000              1,461,024
      02-13-08                                      5.25         3,970,000              3,972,088
      11-21-08                                      4.63         2,215,000              2,198,454
Federal Home Loan Mtge Corp
      01-30-07                                      3.00         2,500,000              2,495,242
      08-17-07                                      4.00         6,210,000              6,162,419
      06-15-08                                      3.88           920,000                904,332
      10-15-08                                      5.13         1,825,000              1,827,338
Federal Natl Mtge Assn
      03-02-07                                      3.00         3,855,000              3,841,168
      05-15-07                                      3.88         5,000,000              4,974,650
      10-15-08                                      4.50         1,545,000              1,531,216
U.S. Treasury
      09-30-07                                      4.00        27,745,000             27,530,420
      11-30-07                                      4.25         7,410,000              7,359,056
      02-15-08                                      3.38        15,130,000             14,865,815
      05-31-08                                      4.88        27,990,000             27,976,873
      10-31-08                                      4.88        40,235,000             40,253,871
      10-31-11                                      4.63         2,440,000              2,431,135
      11-15-16                                      4.63         2,810,000              2,791,561
      11-15-18                                      9.00         2,115,000(k)           2,908,290
      08-15-23                                      6.25           560,000                644,569
U.S. Treasury Inflation-Indexed Bond
      01-15-07                                      3.38        22,938,840(g)          22,873,782
                                                                                  ---------------
Total                                                                                 211,629,908
-------------------------------------------------------------------------------------------------

ASSET-BACKED (1.5%)
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl A4B
      03-20-10                                      5.43         1,525,000(d,e)         1,525,000
Franklin Auto Trust
   Series 2004-2 Cl A4 (MBIA)
      08-15-12                                      3.93         5,000,000(m)           4,931,653
Small Business Administration Participation Ctfs
   Series 2001-20H Cl 1
      08-01-21                                      6.34           302,708                313,578
Small Business Administration
   Series 2001-10B Cl 1
      09-10-11                                      5.89           286,972                292,453
                                                                                  ---------------
Total                                                                                   7,062,684
-------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (2.0%)(f)
Citigroup Commercial Mtge Trust
   Series 2005-C3 Cl A1
      05-15-43                                      4.39%   $    4,054,060        $     3,981,207
Federal Home Loan Mtge Corp
   Multifamily Structured Pass-Through Ctfs
   Series K001 Cl A2
      04-25-16                                      5.65         3,605,642              3,651,795
Federal Natl Mtge Assn #360800
      01-01-09                                      5.74           886,107                889,605
Federal Natl Mtge Assn #381990
      10-01-09                                      7.11           464,374                485,498
                                                                                  ---------------
Total                                                                                   9,008,105
-------------------------------------------------------------------------------------------------

MORTGAGE-BACKED (53.2%)(f)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
      03-25-36                                      5.71         1,352,486(j)           1,356,692
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
      03-25-36                                      5.97         1,576,521(j)           1,576,804
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-2 Cl 2A2
      09-25-46                                      5.55         3,074,010(j)           3,066,652
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-3 Cl 3A2
      10-25-46                                      5.61         2,484,585(j)           2,491,589
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 1CB1
      01-25-37                                      6.00         3,000,000(b)           3,011,719
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
      04-25-35                                      7.50           873,663                905,447
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
      03-25-36                                      6.00         2,625,639              2,625,469
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-OA8 Cl 1A2
      07-25-46                                      5.58         3,089,524(e)           3,097,243
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
      06-25-35                                      7.00         1,930,871(d)           1,997,580

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-OA5 Cl 2A2
      04-25-46                                      5.65%   $    2,045,922(j)     $     2,046,905
Federal Home Loan Mtge Corp
      01-01-37                                      6.00         5,800,000(b)           5,841,701
      01-01-37                                      6.50         2,075,000(b)           2,113,259
Federal Home Loan Mtge Corp #1G2496
      09-01-36                                      6.21         1,399,842(j)           1,412,006
Federal Home Loan Mtge Corp #1J1445
      01-01-37                                      5.92         2,725,000(j)           2,736,922
Federal Home Loan Mtge Corp #A18107
      01-01-34                                      5.50         2,113,676              2,092,530
Federal Home Loan Mtge Corp #B16408
      09-01-19                                      5.50         1,376,856(k)           1,377,100
Federal Home Loan Mtge Corp #C73304
      11-01-32                                      7.00           379,437                390,075
Federal Home Loan Mtge Corp #D95319
      03-01-22                                      6.00           146,712                148,748
Federal Home Loan Mtge Corp #E00489
      06-01-12                                      7.00             7,879                  8,100
Federal Home Loan Mtge Corp #E81240
      06-01-15                                      7.50         1,118,540              1,161,573
Federal Home Loan Mtge Corp #E92454
      11-01-17                                      5.00           815,995                804,140
Federal Home Loan Mtge Corp #E93465
      11-01-17                                      5.50           920,396                921,960
Federal Home Loan Mtge Corp #E95188
      03-01-18                                      6.00           477,101                484,727
Federal Home Loan Mtge Corp #G10669
      03-01-12                                      7.50           459,130                475,620
Federal Home Loan Mtge Corp #G11243
      04-01-17                                      6.50         1,321,352              1,355,919
Federal Home Loan Mtge Corp #G12100
      11-01-13                                      5.00            99,371                 98,227
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2590 Cl BI
      02-15-14                                      2.28           658,116(i)              27,268
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2639 Cl UI
      03-15-22                                      9.93         2,749,213(i)             417,792
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2718 Cl IA
      10-15-22                                     20.00           447,013(i)              16,597

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 229

RiverSource VP - Short Duration U.S. Government Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2783 Cl MI
      03-15-25                                     20.00%   $    1,427,443(i)     $        74,308
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2795 Cl IY
      07-15-17                                     15.06         1,134,670(i)             111,381
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only/Inverse Floater
   Series 2882 Cl XS
      11-15-19                                      3.14         2,022,646(h,i)           152,307
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2617 Cl HD
      06-15-16                                      7.00         1,301,649              1,341,144
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2843 Cl BA
      01-15-18                                      5.00         1,191,770              1,179,015
Federal Natl Mtge Assn
      01-01-22                                      5.50         3,800,000(b)           3,798,814
      01-01-37                                      5.50         5,500,000(b)           5,434,687
      01-01-37                                      6.00         6,000,000(b)           6,039,359
      01-01-37                                      6.50         5,700,000(b)           5,806,874
Federal Natl Mtge Assn #190353
      08-01-34                                      5.00         2,771,194              2,678,829
Federal Natl Mtge Assn #252211
      01-01-29                                      6.00           116,095                117,417
Federal Natl Mtge Assn #252409
      03-01-29                                      6.50         1,337,298              1,376,069
Federal Natl Mtge Assn #254384
      06-01-17                                      7.00           363,268                373,421
Federal Natl Mtge Assn #254723
      05-01-23                                      5.50         3,629,599              3,612,214
Federal Natl Mtge Assn #254748
      04-01-13                                      5.50           980,227                981,836
Federal Natl Mtge Assn #254757
      05-01-13                                      5.00           975,384                962,687
Federal Natl Mtge Assn #254774
      05-01-13                                      5.50           800,741                803,343
Federal Natl Mtge Assn #255488
      10-01-14                                      5.50         1,317,581              1,322,753
Federal Natl Mtge Assn #255501
      09-01-14                                      6.00         1,068,822              1,085,965
Federal Natl Mtge Assn #313470
      08-01-10                                      7.50           276,605                281,749
Federal Natl Mtge Assn #323133
      04-01-13                                      5.50            45,460                 45,654
Federal Natl Mtge Assn #357324
      01-01-33                                      5.00         3,518,954              3,405,152

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #357485
      02-01-34                                      5.50%   $    4,744,617        $     4,696,252
Federal Natl Mtge Assn #507182
      07-01-14                                      6.00            93,992                 95,446
Federal Natl Mtge Assn #512232
      05-01-29                                      7.00            35,196                 36,350
Federal Natl Mtge Assn #535168
      12-01-14                                      5.50           149,452                150,042
Federal Natl Mtge Assn #545818
      07-01-17                                      6.00         1,317,944              1,339,954
Federal Natl Mtge Assn #545864
      08-01-17                                      5.50         1,759,463              1,765,558
Federal Natl Mtge Assn #545910
      08-01-17                                      6.00         1,574,343              1,600,681
Federal Natl Mtge Assn #555063
      11-01-17                                      5.50         2,162,885              2,169,867
Federal Natl Mtge Assn #555343
      08-01-17                                      6.00           601,695                610,536
Federal Natl Mtge Assn #555367
      03-01-33                                      6.00         2,992,082              3,019,386
Federal Natl Mtge Assn #555375
      04-01-33                                      6.00           139,340                141,182
Federal Natl Mtge Assn #555740
      08-01-18                                      4.50           185,143                178,982
Federal Natl Mtge Assn #602630
      10-01-31                                      7.00           251,884                259,193
Federal Natl Mtge Assn #606789
      10-01-31                                      7.00         2,199,114              2,262,933
Federal Natl Mtge Assn #626720
      01-01-17                                      6.00           459,047                465,879
Federal Natl Mtge Assn #630992
      09-01-31                                      7.00           965,526              1,006,338
Federal Natl Mtge Assn #630993
      09-01-31                                      7.50           819,617                855,850
Federal Natl Mtge Assn #633672
      06-01-17                                      6.00           364,767                371,089
Federal Natl Mtge Assn #636720
      05-01-17                                      5.50           115,791                116,067
Federal Natl Mtge Assn #638210
      05-01-32                                      6.50           135,246                138,535
Federal Natl Mtge Assn #648040
      06-01-32                                      6.50           669,500                684,845
Federal Natl Mtge Assn #648349
      06-01-17                                      6.00         1,140,982              1,160,070
Federal Natl Mtge Assn #648679
      07-01-32                                      6.00         2,668,776              2,693,130
Federal Natl Mtge Assn #654413
      09-01-32                                      7.00           190,771                196,244
Federal Natl Mtge Assn #656562
      02-01-33                                      7.00           266,903                274,901
Federal Natl Mtge Assn #665752
      09-01-32                                      6.50           575,723                588,919
Federal Natl Mtge Assn #668412
      02-01-18                                      5.50           606,829                608,362

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #670387
      08-01-32                                      7.00%   $       17,958        $        18,490
Federal Natl Mtge Assn #671054
      01-01-33                                      7.00            27,278                 28,061
Federal Natl Mtge Assn #671174
      02-01-33                                      4.60           700,399(j)             693,319
Federal Natl Mtge Assn #675692
      02-01-18                                      6.00           498,309                505,631
Federal Natl Mtge Assn #678940
      02-01-18                                      5.50           887,279                889,593
Federal Natl Mtge Assn #684588
      03-01-33                                      6.50           254,037                260,374
Federal Natl Mtge Assn #688181
      03-01-33                                      6.00         1,507,581              1,521,338
Federal Natl Mtge Assn #695838
      04-01-18                                      5.50           264,321                265,081
Federal Natl Mtge Assn #701937
      04-01-33                                      6.00           180,901                182,427
Federal Natl Mtge Assn #704610
      06-01-33                                      5.50         3,534,969              3,498,935
Federal Natl Mtge Assn #705655
      05-01-33                                      5.00         1,544,409              1,493,952
Federal Natl Mtge Assn #720378
      06-01-18                                      4.50         1,523,016              1,472,832
Federal Natl Mtge Assn #722325
      07-01-33                                      4.97           741,382(j)             732,440
Federal Natl Mtge Assn #723448
      07-01-13                                      5.00           879,104                873,758
Federal Natl Mtge Assn #725232
      03-01-34                                      5.00         3,650,976              3,531,695
Federal Natl Mtge Assn #725425
      04-01-34                                      5.50         3,995,705              3,955,238
Federal Natl Mtge Assn #725431
      08-01-15                                      5.50         2,195,697              2,205,089
Federal Natl Mtge Assn #725558
      06-01-34                                      4.58         1,607,633(j)           1,581,575
Federal Natl Mtge Assn #725737
      08-01-34                                      4.53           903,889(j)             898,140
Federal Natl Mtge Assn #725773
      09-01-34                                      5.50         4,700,962              4,650,564
Federal Natl Mtge Assn #735057
      01-01-19                                      4.50         2,257,181              2,182,806
Federal Natl Mtge Assn #740843
      11-01-18                                      5.00           130,714                128,811
Federal Natl Mtge Assn #744010
      07-01-13                                      5.00         1,417,697              1,405,967
Federal Natl Mtge Assn #745802
      07-01-36                                      6.00         4,465,198              4,495,431
Federal Natl Mtge Assn #747536
      11-01-33                                      5.00         2,029,585              1,963,277
Federal Natl Mtge Assn #754297
      12-01-33                                      4.73           277,743(j)             270,749
Federal Natl Mtge Assn #755891
      03-01-13                                      5.00           342,773                340,572

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

230 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Short Duration U.S. Government Fund

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #791447
      10-01-34                                      6.00%   $      674,977        $       680,036
Federal Natl Mtge Assn #797044
      07-01-34                                      5.50         3,380,820              3,344,575
Federal Natl Mtge Assn #799769
      11-01-34                                      5.05         1,174,012(j)           1,165,864
Federal Natl Mtge Assn #801344
      10-01-34                                      5.07         1,358,239(j)           1,357,247
Federal Natl Mtge Assn #815264
      05-01-35                                      5.22         1,930,846(j)           1,926,666
Federal Natl Mtge Assn #815463
      02-01-35                                      5.50           784,044                775,639
Federal Natl Mtge Assn #844257
      11-01-35                                      5.09         1,779,748(j)           1,780,139
Federal Natl Mtge Assn #845070
      12-01-35                                      5.09         1,081,564(j)           1,075,984
Federal Natl Mtge Assn #849082
      01-01-36                                      5.84         1,374,272(j)           1,382,641
Federal Natl Mtge Assn #849170
      01-01-36                                      5.95         2,686,462(j)           2,703,125
Federal Natl Mtge Assn #850855
      12-01-35                                      4.99         1,514,521(j)           1,503,889
Federal Natl Mtge Assn #865689
      02-01-36                                      5.90         3,166,461(j)           3,211,013
Federal Natl Mtge Assn #866097
      02-01-36                                      6.18         2,475,138(j)           2,518,478
Federal Natl Mtge Assn #878661
      02-01-36                                      5.50         4,658,180              4,583,090
Federal Natl Mtge Assn #881629
      02-01-36                                      5.50         3,492,756              3,436,453
Federal Natl Mtge Assn #885827
      06-01-36                                      6.50         2,493,192              2,557,339
Federal Natl Mtge Assn #885871
      06-01-36                                      7.00         1,921,797              1,985,846
Federal Natl Mtge Assn #886461
      08-01-36                                      6.19         1,399,459(j)           1,417,246
Federal Natl Mtge Assn #887096
      07-01-36                                      5.82         2,604,692(j)           2,636,783
Federal Natl Mtge Assn #900197
      10-01-36                                      5.98         1,649,634(j)           1,659,911
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24 Cl PI
      12-25-12                                     20.00           398,225(i)               7,960
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-26 Cl MI
      03-25-23                                     12.58           709,940(i)             123,490

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71 Cl IM
      12-25-31                                     14.12%   $      584,573(i)     $        91,501
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-81 Cl LI
      11-25-13                                     10.08         1,178,953(i)              52,738
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84 Cl GI
      12-25-22                                     12.17           470,063(i)              62,984
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 367 Cl 2
      01-25-36                                      8.45         2,037,292(i)             480,037
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133 Cl GB
      12-25-26                                      8.00           398,730                420,198
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-94 Cl QB
      07-25-23                                      5.50         1,845,844              1,838,881
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-W11 Cl A1
      06-25-33                                      8.02            32,941(j)              33,102
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2004-60 Cl PA
      04-25-34                                      5.50         2,051,964              2,050,684
Govt Natl Mtge Assn #3501
      01-20-34                                      6.00         7,360,817              7,449,457
Govt Natl Mtge Assn #3920
      11-20-36                                      6.00         3,494,557              3,534,545
Govt Natl Mtge Assn #498182
      05-15-16                                      6.00           836,999                851,324
Govt Natl Mtge Assn #605970
      03-15-33                                      6.00           275,008                279,110
Govt Natl Mtge Assn #615738
      03-15-18                                      7.00           983,440              1,013,547
Govt Natl Mtge Assn #615740
      08-15-13                                      6.00         1,975,961              2,011,180
Govt Natl Mtge Assn #780758
      04-15-13                                      7.00           177,629                183,339

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL              VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn #781507
      09-15-14                                      6.00%   $      902,882        $       918,915
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2002-16 Cl PB
      04-16-31                                      6.00           103,318                103,144
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-17 Cl B
      10-16-27                                      5.00           125,000                123,616
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2004-19 Cl DJ
      03-20-34                                      4.50         1,272,750              1,248,497
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2006-32 Cl A
      01-16-30                                      5.08         4,444,687              4,424,280
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 3A
      06-19-34                                      2.98         1,115,569(j)           1,110,787
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A11
      10-19-35                                      6.83         1,749,952(j)           1,802,000
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-8 Cl 2A1B
      08-21-46                                      5.57           990,357(j)             989,919
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-AR13 Cl A1
      07-25-36                                      6.10         2,554,955(j)           2,561,215
Morgan Stanley Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-2AR Cl 3A
      02-25-34                                      5.05         1,217,390(j)           1,201,637
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-15 Cl 4A1
      07-25-35                                      5.52         2,956,993(j)           2,930,196
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 4A1
      06-25-36                                      5.97         1,877,728(j)           1,882,936
Vendee Mtge Trust
   Collateralized Mtge Obligation
   Series 2003-1 Cl D
      12-15-25                                      5.75         1,261,394              1,255,204

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 231

RiverSource VP - Short Duration U.S. Government Fund

ISSUER                                             COUPON      PRINCIPAL             VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Vendee Mtge Trust
   Collateralized Mtge Obligation
   Series 2003-2 Cl D
      11-15-23                                      5.00%   $       37,780        $        37,530
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
      10-25-35                                      5.00         4,449,087              4,278,064

BONDS (CONTINUED)

ISSUER                                             COUPON      PRINCIPAL             VALUE(a)
                                                    RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
      05-25-35                                      5.50%   $    1,699,697        $     1,669,952
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl 5A1
      03-25-36                                      5.11         1,921,613(j)           1,899,204
                                                                                  ---------------
Total                                                                                 243,201,215
-------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $483,101,407)                                                              $   480,946,812
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (0.1%)

                                                                SHARES                VALUE(a)
RiverSource Short-Term
   Cash Fund                                                       668,494(l)     $       668,494
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $668,494)                                                                  $       668,494
-------------------------------------------------------------------------------------------------

SHORT-TERM SECURITIES (1.4%)

ISSUER                                           EFFECTIVE      AMOUNT               VALUE(a)
                                                   YIELD      PAYABLE AT
                                                               MATURITY
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
      01-02-07                                      4.83%   $    6,200,000        $     6,196,673
-------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $6,197,505)                                                                $     6,196,673
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $489,967,406)(n)                                          `                $   487,811,979
=================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements

(b) At Dec. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $32,215,025.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 2.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2006, the value of these securities amounted to $3,522,580 or 0.8% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation.
      Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index.
      Interest rate disclosed is the rate in effect on Dec. 31, 2006. At Dec.
      31, 2006, the value of inverse floaters represented 0.0% of net assets.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2006.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(k) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

      TYPE OF SECURITY                                       NOTIONAL AMOUNT
      ----------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Treasury Note, March 2007, 2-year                 $    35,800,000
      U.S. Treasury Note, March 2007, 5-year                       9,800,000

      SALE CONTRACTS
      U.S. Long Bond, March 2007, 20-year                          5,700,000
      U.S. Treasury Note, March 2007, 10-year                     20,400,000


------------------------------------------------------------------------------

232 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Short Duration U.S. Government Fund

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(l)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(m) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

      MBIA -- MBIA Insurance Corporation

(n) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $490,898,663 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                $     1,220,795
      Unrealized depreciation                                     (4,307,479)
      -----------------------------------------------------------------------
      Net unrealized depreciation                            $    (3,086,684)
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 233

INVESTMENTS IN SECURITIES

RiverSource VP - Small Cap Advantage Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.5%)

ISSUER                                                              SHARES            VALUE(a)
AEROSPACE & DEFENSE (1.4%)
Ceradyne                                                            13,851(b)     $       782,582
Curtiss-Wright                                                      12,000                444,960
HEICO                                                               14,000                543,620
K&F Inds Holdings                                                   19,900(b)             451,929
Teledyne Technologies                                               19,400(b)             778,522
                                                                                  ---------------
Total                                                                                   3,001,613
-------------------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
Hub Group Cl A                                                      32,959(b)             908,020
Pacer Intl                                                          15,200                452,504
                                                                                  ---------------
Total                                                                                   1,360,524
-------------------------------------------------------------------------------------------------

AIRLINES (1.0%)
AirTran Holdings                                                    26,000(b)             305,240
Continental Airlines Cl B                                           20,300(b)             837,375
ExpressJet Holdings                                                 42,000(b)             340,200
Republic Airways Holdings                                           25,000(b)             419,500
SkyWest                                                             12,700                323,977
                                                                                  ---------------
Total                                                                                   2,226,292
-------------------------------------------------------------------------------------------------

AUTO COMPONENTS (0.7%)
ArvinMeritor                                                        31,295                570,508
Cooper Tire & Rubber                                                17,000                243,100
LKQ                                                                 14,000(b)             321,860
Tenneco                                                             19,200(b)             474,624
                                                                                  ---------------
Total                                                                                   1,610,092
-------------------------------------------------------------------------------------------------

BEVERAGES (0.4%)
Boston Beer Cl A                                                    25,900(b)             931,882
-------------------------------------------------------------------------------------------------

BIOTECHNOLOGY (3.6%)
Alkermes                                                            21,000(b)             280,770
Applera - Celera Group                                              47,800(b,d)           668,722
Arena Pharmaceuticals                                               28,100(b)             362,771
BioMarin Pharmaceutical                                             26,244(b)             430,139
Cubist Pharmaceuticals                                              20,800(b)             376,688
CV Therapeutics                                                     17,000(b)             237,320
Digene                                                               7,000(b)             335,440
Enzon Pharmaceuticals                                               40,000(b)             340,400
Human Genome Sciences                                               46,200(b)             574,728
InterMune                                                           11,200(b)             344,400
Isis Pharmaceuticals                                                38,000(b)             422,560
Lexicon Genetics                                                   112,400(b)             405,764
Medarex                                                             51,100(b)             755,769
Myriad Genetics                                                     13,200(b)             413,160
Nabi Biopharmaceuticals                                             52,000(b)             352,560
OSI Pharmaceuticals                                                  9,000(b)             314,820
Progenics Pharmaceuticals                                           17,800(b)             458,172
Regeneron Pharmaceuticals                                           13,200(b)             264,924
United Therapeutics                                                 10,000(b)             543,700
                                                                                  ---------------
Total                                                                                   7,882,807
-------------------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Goodman Global                                                      33,100(b)             569,320
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                              SHARES            VALUE(a)
CAPITAL MARKETS (1.3%)
Ares Capital                                                        26,000        $       496,860
Knight Capital Group Cl A                                           46,373(b)             888,970
LaBranche & Co                                                      35,101(b,e)           345,043
Piper Jaffray Companies                                              9,000(b)             586,350
TradeStation Group                                                  38,000(b)             522,500
                                                                                  ---------------
Total                                                                                   2,839,723
-------------------------------------------------------------------------------------------------

CHEMICALS (1.7%)
Arch Chemicals                                                      13,000                433,030
CF Inds Holdings                                                    18,000                461,520
HB Fuller                                                           24,000                619,680
NewMarket                                                            8,000                472,400
Pioneer Companies                                                   16,000(b)             458,560
Sensient Technologies                                               22,934                564,176
Spartech                                                            28,987                760,040
                                                                                  ---------------
Total                                                                                   3,769,406
-------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (4.5%)
Central Pacific Financial                                            8,400                325,584
Chittenden                                                          15,000                460,350
Citizens Banking                                                    15,000                397,500
City Holding                                                        21,700                887,313
First BanCorp                                                       45,000(c)             428,850
Greater Bay Bancorp                                                 29,552                778,104
Hancock Holding                                                     12,423                656,431
Hanmi Financial                                                     36,800                829,104
Oriental Financial Group                                            31,000(c)             401,450
Pacific Capital Bancorp                                             20,997                705,079
Preferred Bank                                                       8,900                534,801
Prosperity Bancshares                                               14,000                483,140
Sterling Financial                                                  27,700                936,538
SVB Financial Group                                                 13,000(b)             606,060
Trustmark                                                           24,999                817,717
United Community Banks                                              19,000                614,080
                                                                                  ---------------
Total                                                                                   9,862,101
-------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.5%)
ABM Inds                                                            34,000                772,140
American Reprographics                                              20,700(b)             689,517
CBIZ                                                                61,300(b)             427,261
Clean Harbors                                                       10,000(b)             484,100
Consolidated Graphics                                                9,900(b)             584,793
CRA Intl                                                             8,700(b)             455,880
Deluxe                                                              29,000                730,800
Ennis                                                               20,000                489,200
GEO Group                                                           18,000(b)             675,360
Global Cash Access Holdings                                         22,800(b)             370,044
Heidrick & Struggles Intl                                            8,000(b)             338,880
Herman Miller                                                       18,200                661,752
IHS Cl A                                                            19,100(b)             754,068
IKON Office Solutions                                               29,000                474,730
Knoll                                                               27,000                594,000
Viad                                                                13,479                547,247
Watson Wyatt Worldwide Cl A                                         17,500                790,125
                                                                                  ---------------
Total                                                                                   9,839,897
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                              SHARES            VALUE(a)
COMMUNICATIONS EQUIPMENT (2.8%)
3Com                                                                60,900(b)     $       250,299
ADTRAN                                                              17,800                404,060
Anaren                                                              17,800(b)             316,128
ARRIS Group                                                         70,000(b)             875,700
CommScope                                                           15,236(b)             464,393
Finisar                                                            108,861(b)             351,621
Foundry Networks                                                    62,100(b)             930,258
InterDigital Communications                                          7,400(b)             248,270
Polycom                                                             37,800(b)           1,168,398
Sonus Networks                                                      79,900(b)             526,541
Sycamore Networks                                                   79,500(b)             298,920
UTStarcom                                                           35,000(b)             306,250
                                                                                  ---------------
Total                                                                                   6,140,838
-------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.1%)
Brocade Communications
  Systems                                                           98,400(b)             807,864
Electronics for Imaging                                             20,700(b)             550,206
Emulex                                                              18,800(b)             366,788
Imation                                                             15,241                707,640
                                                                                  ---------------
Total                                                                                   2,432,498
-------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
EMCOR Group                                                          7,000(b)             397,950
Granite Construction                                                 9,000                452,880
                                                                                  ---------------
Total                                                                                     850,830
-------------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Headwaters                                                          22,000(b)             527,120
Texas Inds                                                           5,400                346,842
                                                                                  ---------------
Total                                                                                     873,962
-------------------------------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
Cash America Intl                                                   16,189                759,264
EZCORP Cl A                                                         31,100(b)             505,375
First Cash Financial
   Services                                                         24,000(b)             620,880
                                                                                  ---------------
Total                                                                                   1,885,519
-------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.7%)
Greif Cl A                                                           6,100                722,240
Rock-Tenn Cl A                                                      13,986                379,160
Silgan Holdings                                                     10,000                439,200
                                                                                  ---------------
Total                                                                                   1,540,600
-------------------------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Building Materials Holding                                          17,000                419,730
-------------------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.8%)
Coinstar                                                            18,000(b)             550,260
DeVry                                                               16,000                448,000
Pre-Paid Legal Services                                             10,000                391,300
Regis                                                                8,000                316,320
                                                                                  ---------------
Total                                                                                   1,705,880
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

234 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Small Cap Advantage Fund

ISSUER                                                             SHARES             VALUE(a)
DIVERSIFIED FINANCIAL SERVICES (0.5%)
Financial Federal                                                   11,100        $       326,451
Intl Securities Exchange
   Holdings                                                         17,700                828,183
                                                                                  ---------------
Total                                                                                   1,154,634
-------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
Alaska Communications
   Systems Group                                                    30,400                461,776
Cbeyond                                                             12,100(b)             370,139
Cincinnati Bell                                                     81,200(b)             371,084
CT Communications                                                   14,000                320,880
General Communication Cl A                                          30,000(b)             471,900
Golden Telecom                                                       8,100(c)             379,404
Time Warner Telecom Cl A                                            32,300(b)             643,739
                                                                                  ---------------
Total                                                                                   3,018,922
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
Cleco                                                               27,534                694,683
Idacorp                                                             16,800                649,320
Unisource Energy                                                    27,000                986,310
Westar Energy                                                       29,200                758,032
                                                                                  ---------------
Total                                                                                   3,088,345
-------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.9%)
Acuity Brands                                                       21,600              1,124,064
General Cable                                                       22,809(b)             996,981
Genlyte Group                                                       15,900(b)           1,241,949
Regal-Beloit                                                        15,992                839,740
                                                                                  ---------------
Total                                                                                   4,202,734
-------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.8%)

Aeroflex                                                            47,174(b)             552,879
Anixter Intl                                                         9,400(b)             510,420
Benchmark Electronics                                               16,000(b)             389,760
FLIR Systems                                                        23,400(b)             744,822
Global Imaging Systems                                              32,000(b)             702,400
Itron                                                               12,100(b)             627,264
KEMET                                                               47,000(b)             343,100
Plexus                                                              18,824(b)             449,517
Rofin-Sinar Technologies                                             7,980(b)             482,471
Rogers                                                               9,000(b)             532,350
ScanSource                                                          14,000(b)             425,600
Technitrol                                                          13,000                310,570
                                                                                  ---------------
Total                                                                                   6,071,153
-------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.0%)
BASiC Energy Services                                               17,800(b)             438,770
Dril-Quip                                                           12,600(b)             493,416
Grey Wolf                                                          110,500(b)             758,030
GulfMark Offshore                                                    9,000(b)             336,690
Lone Star Technologies                                               5,700(b)             275,937
Matrix Service                                                      31,000(b)             499,100
NATCO Group Cl A                                                    13,900(b)             443,132
Oil States Intl                                                     21,600(b)             696,168
Parker Drilling                                                     64,714(b)             528,713
RPC                                                                 24,750                417,780
Trico Marine Services                                                7,900(b)             302,649
Veritas DGC                                                          6,349(b)             543,665
W-H Energy Services                                                 17,296(b)             842,142
                                                                                  ---------------
Total                                                                                   6,576,192
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
FOOD & STAPLES RETAILING (0.6%)
Longs Drug Stores                                                   12,400        $        525,512
Pantry                                                               7,964(b)              373,034
Spartan Stores                                                      24,400                 510,692
                                                                                   ---------------
Total                                                                                    1,409,238
--------------------------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Imperial Sugar                                                      14,000                338,940
Premium Standard Farms                                              22,800                423,396
Ralcorp Holdings                                                     6,000(b)             305,340
Sanderson Farms                                                      8,000                242,320
                                                                                  ---------------
Total                                                                                   1,309,996
-------------------------------------------------------------------------------------------------

GAS UTILITIES (1.2%)
Laclede Group                                                       18,900                662,067
Nicor                                                               21,413              1,002,128
Southwest Gas                                                       24,400                936,228
                                                                                  ---------------
Total                                                                                   2,600,423
-------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
DJO                                                                 12,800(b)             548,096
Greatbatch                                                          12,300(b)             331,116
Hologic                                                             22,027(b)           1,041,437
ICU Medical                                                          9,500(b)             386,460
Immucor                                                             18,000(b)             526,140
Mentor                                                              11,400                557,118
Palomar Medical Technologies                                        10,100(b)             511,767
Quidel                                                              24,000(b)             326,880
West Pharmaceutical Services                                         8,889                455,383
                                                                                  ---------------
Total                                                                                   4,684,397
-------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.5%)
Air Methods                                                         13,000(b)             362,960
AMN Healthcare Services                                             24,300(b)             669,222
Apria Healthcare Group                                              14,000(b)             373,100
Emergency Medical
   Services LP Cl A                                                 18,000(b)             377,640
Healthways                                                          14,000(b)             667,940
inVentiv Health                                                     21,701(b)             767,130
Kindred Healthcare                                                  12,915(b)             326,104
LHC Group                                                           13,000(b)             370,630
Magellan Health Services                                            16,500(b)             713,130
MedCath                                                             10,000(b)             273,600
Molina Healthcare                                                   13,800(b)             448,638
Psychiatric Solutions                                               24,600(b)             922,992
Radiation Therapy Services                                          15,000(b)             472,800
Sunrise Senior Living                                               13,900(b)             427,008
WellCare Health Plans                                                8,900(b)             613,210
                                                                                  ---------------
Total                                                                                   7,786,104
-------------------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.4%)
Omnicell                                                            23,000(b)             428,490
TriZetto Group                                                      20,900(b)             383,933
                                                                                  ---------------
Total                                                                                     812,423
-------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.4%)
Buffalo Wild Wings                                                   6,000(b)             319,200
CBRL Group                                                          12,000                537,120
CEC Entertainment                                                   11,000(b)             442,750
Chipotle Mexican Grill Cl B                                         12,000(b)             624,000
CKE Restaurants                                                     34,200                629,280

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Domino's Pizza                                                      20,400        $       571,200
Dover Downs Gaming &
   Entertainment                                                    26,000                347,620
Jack in the Box                                                     11,523(b)             703,364
Speedway Motorsports                                                14,800                568,320
Triarc Companies Cl B                                               12,000                240,000
Vail Resorts                                                         7,300(b)             327,186
                                                                                  ---------------
Total                                                                                   5,310,040
-------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
American Greetings Cl A                                             29,000                692,230
Blyth                                                               13,000                269,750
Champion Enterprises                                                62,600(b)             585,936
Hovnanian Enterprises Cl A                                          11,000(b)             372,900
Meritage Homes                                                       7,000(b)             334,040
                                                                                  ---------------
Total                                                                                   2,254,856
-------------------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Black Hills                                                         27,000                997,380
-------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Tredegar                                                            21,600                488,376
-------------------------------------------------------------------------------------------------

INSURANCE (5.5%)
American Physicians Capital                                         15,964(b)             639,199
Commerce Group                                                      28,052                834,547
Delphi Financial Group Cl A                                         31,425              1,271,455
Horace Mann Educators                                               50,378              1,017,636
LandAmerica Financial Group                                         15,623                985,968
Navigators Group                                                    19,200(b)             925,056
Odyssey Re Holdings                                                 23,000                857,900
Ohio Casualty                                                       12,200                363,682
Phoenix Companies                                                   32,300                513,247
ProAssurance                                                        24,500(b)           1,223,040
RLI                                                                  9,700                547,274
Safety Insurance Group                                              15,645                793,358
Selective Insurance Group                                           19,650              1,125,749
Zenith Natl Insurance                                               19,100                895,981
                                                                                  ---------------
Total                                                                                  11,994,092
-------------------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
FTD Group                                                           19,000(b)             339,910
-------------------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.8%)
Digital River                                                       11,400(b)             636,006
Internap Network Services                                           30,000(b)             596,100
j2 Global Communications                                            15,500(b)             422,375
NIC                                                                 79,900(b)             397,103
RealNetworks                                                        53,300(b)             583,102
Travelzoo                                                           14,200(b)             425,290
ValueClick                                                          28,796(b)             680,449
Websense                                                            12,000(b)             273,960
                                                                                  ---------------
Total                                                                                   4,014,385
-------------------------------------------------------------------------------------------------

IT SERVICES (2.1%)
BISYS Group                                                         28,000(b)             361,480
CSG Systems Intl                                                    24,393(b)             652,025
Forrester Research                                                  19,000(b)             515,090
Gartner                                                             24,800(b)             490,792
infoUSA                                                             37,900                451,389

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 235

RiverSource VP - Small Cap Advantage Fund

ISSUER                                                             SHARES             VALUE(a)
IT SERVICES (CONT.)
Lightbridge                                                         29,000(b)     $       392,660
MPS Group                                                           40,500(b)             574,290
Sykes Enterprises                                                   38,500(b)             679,140
Tyler Technologies                                                  38,000(b)             534,280
                                                                                  ---------------
Total                                                                                   4,651,146
-------------------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
JAKKS Pacific                                                       15,000(b)             327,600
K2                                                                  38,000(b)             501,220
Marvel Entertainment                                                27,900(b)             750,789
RC2                                                                 14,000(b)             616,000
                                                                                  ---------------
Total                                                                                   2,195,609
-------------------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.4%)
Bio-Rad Laboratories Cl A                                            9,300(b)             767,436
Exelixis                                                            45,600(b)             410,400
Illumina                                                            16,000(b)             628,960
Nektar Therapeutics                                                 25,000(b,e)           380,250
Varian                                                              17,900(b)             801,741
                                                                                  ---------------
Total                                                                                   2,988,787
-------------------------------------------------------------------------------------------------

MACHINERY (3.5%)
Accuride                                                            30,000(b)             337,800
Ampco-Pittsburgh                                                    10,000                334,800
Cascade                                                              8,000                423,200
Columbus McKinnon                                                   19,000(b)             399,380
EnPro Inds                                                          10,500(b)             348,705
Gardner Denver                                                      14,800(b)             552,188
Middleby                                                             8,100(b)             847,827
Miller Inds                                                         15,000(b)             360,000
Mueller Inds                                                        14,998                475,437
Navistar Intl                                                       12,000(b)             401,160
Nordson                                                             16,100                802,263
RBC Bearings                                                        23,000(b)             659,180
Valmont Inds                                                        16,800                932,232
Wabtec                                                              15,200                461,776
Watts Water Technologies Cl A                                       11,000                452,210
                                                                                  ---------------
Total                                                                                   7,788,158
-------------------------------------------------------------------------------------------------

MARINE (0.5%)
American Commercial Lines                                           16,500(b)           1,080,915
-------------------------------------------------------------------------------------------------

MEDIA (1.6%)
Belo Cl A                                                           24,000                441,120
Charter Communications Cl A                                         81,000(b)             247,860
Cox Radio Cl A                                                      40,600(b)             661,780
Interactive Data                                                    25,000                601,000
Journal Communications Cl A                                         38,000                479,180
LodgeNet Entertainment                                              11,000(b)             275,330
Scholastic                                                          11,800(b)             422,912
Sinclair Broadcast Group Cl A                                       36,000                378,000
                                                                                  ---------------
Total                                                                                   3,507,182
-------------------------------------------------------------------------------------------------

METALS & MINING (1.5%)
AK Steel Holding                                                    36,000(b)             608,400
Chaparral Steel                                                     18,800                832,276
Cleveland-Cliffs                                                    17,400                842,856
Hecla Mining                                                        50,000(b)             383,000
Metal Management                                                    11,713                443,337
Worthington Inds                                                    11,000                194,920
                                                                                  ---------------
Total                                                                                   3,304,789
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
MULTILINE RETAIL (0.7%)
99 Cents Only Stores                                                39,310(b)     $       478,403
Big Lots                                                            44,100(b)           1,010,772
                                                                                  ---------------
Total                                                                                   1,489,175
-------------------------------------------------------------------------------------------------

MULTI-UTILITIES (0.1%)
Avista                                                              12,000                303,720
-------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.3%)
Alon USA Energy                                                     12,000                315,720
Arena Resources                                                     20,800(b)             888,368
Atlas America                                                       12,632(b)             643,853
Carrizo Oil & Gas                                                   10,000(b)             290,200
Mariner Energy                                                      23,800(b)             466,480
Penn Virginia                                                       13,300                931,532
Petrohawk Energy                                                    18,000(b)             207,000
Swift Energy                                                        12,000(b)             537,720
VAALCO Energy                                                       63,400(b)             427,950
VeraSun Energy                                                      19,533(b)             385,777
                                                                                  ---------------
Total                                                                                   5,094,600
-------------------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Buckeye Technologies                                                44,700(b)             535,506
-------------------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
NBTY                                                                10,000(b)             415,700
Prestige Brands Holdings                                            29,000(b)             377,580
                                                                                  ---------------
Total                                                                                     793,280
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
Adams Respiratory Therapeutics                                      10,000(b)             408,100
Medicis Pharmaceutical Cl A                                         13,900                488,307
MGI PHARMA                                                          24,600(b)             452,886
Noven Pharmaceuticals                                               14,000(b)             356,300
Perrigo                                                             30,400                525,920
Sciele Pharma                                                       21,300(b)             511,200
ViroPharma                                                          22,000(b)             322,080
                                                                                  ---------------
Total                                                                                   3,064,793
-------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (6.2%)
Agree Realty                                                        13,000                446,810
American Home Mtge
   Investment                                                       20,289                712,550
Arbor Realty Trust                                                  13,800                415,242
BioMed Realty Trust                                                 16,000                457,600
Capital Trust Cl A                                                   9,000                449,460
Cousins Properties                                                  20,000                705,400
EastGroup Properties                                                12,000                642,720
Entertainment Properties Trust                                       6,300                368,172
FelCor Lodging Trust                                                25,000                546,000
Home Properties                                                     11,600                687,532
IMPAC Mtge Holdings                                                 46,347                407,854
Inland Real Estate                                                  35,000                655,200
LaSalle Hotel Properties                                            20,000                917,000
Nationwide Health Properties                                        30,400                918,688
Natl Retail Properties                                              29,000                665,550
Newcastle Investment                                                 7,000                219,240
Potlatch                                                            11,000                482,020
PS Business Parks                                                    9,700                685,887
Realty Income                                                       33,000                914,100
Redwood Trust                                                        8,000                464,640
Sovran Self Storage                                                  9,600                549,888

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Tanger Factory Outlet Centers                                       20,400        $       797,232
Winston Hotels                                                      33,000                437,250
                                                                                  ---------------
Total                                                                                  13,546,035
-------------------------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
Florida East Coast Inds                                              9,500                566,200
Heartland Express                                                   24,000                360,480
Old Dominion Freight Line                                           11,050(b)             265,974
                                                                                  ---------------
Total                                                                                   1,192,654
-------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.9%)
Advanced Energy Inds                                                22,800(b)             430,236
Amkor Technology                                                    46,000(b)             429,640
Atheros Communications                                              25,393(b)             541,379
Atmel                                                               67,200(b)             406,560
Brooks Automation                                                   24,000(b)             345,600
Cirrus Logic                                                        46,900(b)             322,672
Cohu                                                                13,000                262,080
Cymer                                                               13,900(b)             610,905
FormFactor                                                           6,700(b)             249,575
Lattice Semiconductor                                               54,500(b)             353,160
Micrel                                                              39,000(b)             420,420
MKS Instruments                                                     30,400(b)             686,432
ON Semiconductor                                                    37,100(b)             280,847
RF Micro Devices                                                    64,700(b)             439,313
Silicon Image                                                       42,600(b)             541,872
Silicon Storage Technology                                          78,600(b)             354,486
Supertex                                                            10,000(b)             392,500
Tessera Technologies                                                11,400(b)             459,876
Trident Microsystems                                                28,000(b)             509,040
Varian Semiconductor
   Equipment Associates                                             14,000(b)             637,280
                                                                                  ---------------
Total                                                                                   8,673,873
-------------------------------------------------------------------------------------------------

SOFTWARE (3.2%)
Actuate                                                             77,000(b)             457,380
Ansoft                                                               9,000(b)             250,200
ANSYS                                                                6,822(b)             296,689
Aspen Technology                                                    40,083(b)             441,715
Blackbaud                                                           12,000                312,000
Hyperion Solutions                                                  13,900(b)             499,566
Magma Design Automation                                             29,800(b)             266,114
Manhattan Associates                                                 9,700(b)             291,776
MICROS Systems                                                      15,100(b)             795,769
MicroStrategy Cl A                                                   2,300(b)             262,223
OPNET Technologies                                                  25,400(b)             367,030
Parametric Technology                                               17,000(b)             306,340
Quality Systems                                                     13,000                484,510
Sybase                                                              31,700(b)             782,990
THQ                                                                 12,000(b)             390,240
TIBCO Software                                                      62,100(b)             586,224
VA Software                                                         47,000(b)             236,410
                                                                                  ---------------
Total                                                                                   7,027,176
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

236 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Small Cap Advantage Fund

ISSUER                                                             SHARES             VALUE(a)
SPECIALTY RETAIL (3.7%)
Aeropostale                                                         16,000(b)     $       493,920
Blockbuster Cl A                                                    94,000(b)             497,260
Cato Cl A                                                           13,753                315,081
Charlotte Russe Holding                                             12,000(b)             369,000
Charming Shoppes                                                    36,800(b)             497,904
CSK Auto                                                            26,600(b)             456,190
Dress Barn                                                          29,000(b)             676,570
DSW Cl A                                                            15,200(b)             586,264
GUESS?                                                               9,500(b)             602,585
Gymboree                                                             5,800(b)             221,328
Hibbett Sporting Goods                                              14,000(b)             427,420
J Crew Group                                                        15,000(b)             578,250
Men's Wearhouse                                                     18,100                692,506
Payless ShoeSource                                                  25,600(b)             840,192
Rent-A-Center                                                       19,800(b)             584,298
Talbots                                                             14,000                337,400
                                                                                  ---------------
Total                                                                                   8,176,168
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (2.6%)
Carter's                                                            13,000(b)     $       331,500
Deckers Outdoor                                                     10,719(b)             642,604
Kellwood                                                            11,000                357,720
K-Swiss Cl A                                                        19,000                584,060
Movado Group                                                        30,400                881,600
Phillips-Van Heusen                                                 20,500              1,028,485
Quiksilver                                                          32,200(b)             507,150
Steven Madden                                                        8,000                280,720
Warnaco Group                                                       19,176(b)             486,687
Wolverine World Wide                                                24,100                687,332
                                                                                  ---------------
Total                                                                                   5,787,858
-------------------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.5%)
BankUnited Financial Cl A                                           29,000                810,840
Corus Bankshares                                                    15,800                364,506
Downey Financial                                                     9,200                667,736
FirstFed Financial                                                  11,392(b)             762,922
Ocwen Financial                                                     42,225(b)             669,689
TierOne                                                             30,900                976,749
Triad Guaranty                                                      14,367(b)             788,317
WSFS Financial                                                       6,700                448,431
                                                                                  ---------------
Total                                                                                   5,489,190
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
TRADING COMPANIES & DISTRIBUTORS (0.6%)
Applied Industrial
   Technologies                                                     16,300        $       428,853
Interline Brands                                                    22,900(b)             514,563
Williams Scotsman Intl                                              23,000(b)             451,260
                                                                                  ---------------
Total                                                                                   1,394,676
-------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
iPCS                                                                10,000(b)             553,600
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $198,284,179)                                                              $   216,496,004
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (1.5%)(f)

                                                                   SHARES             VALUE(a)
RiverSource Short-Term
Cash Fund                                                        3,218,242(g)     $     3,218,242
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $3,218,242)                                                                $     3,218,242
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $201,502,421)(h)                                                           $   219,714,246
=================================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 0.6% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At Dec. 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.3% of net assets. See
      Note 6 to the financial statements. 1.2% of net assets is the Fund's cash equivalent position.

(g)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(h) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $202,002,122 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $21,783,092
      Unrealized depreciation                                       (4,070,968)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                  $17,712,124
      -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 237

INVESTMENTS IN SECURITIES

RiverSource VP - Small Cap Value Fund

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (92.6%)

ISSUER                                                             SHARES             VALUE(a)
AEROSPACE & DEFENSE (0.3%)
Ceradyne                                                             9,200(b)     $       519,800
Orbital Sciences                                                    66,300(b)           1,222,572
                                                                                  ---------------
Total                                                                                   1,742,372
-------------------------------------------------------------------------------------------------

AIRLINES (1.6%)
Air France-KLM ADR                                                  56,650(c)           2,371,369
Alaska Air Group                                                   155,700(b)           6,150,150
ExpressJet Holdings                                                 36,000(b)             291,600
SkyWest                                                             38,500                982,135
                                                                                  ---------------
Total                                                                                   9,795,254
-------------------------------------------------------------------------------------------------

AUTO COMPONENTS (3.0%)
American Axle & Mfg Holdings                                       258,500              4,908,915
ArvinMeritor                                                        25,600                466,688
Lear                                                               223,800(f)           6,608,814
Modine Mfg                                                           5,500                137,665
STRATTEC SECURITY                                                   26,256(b)           1,223,530
Superior Inds Intl                                                 189,400(f)           3,649,738
Visteon                                                            159,000(b)           1,348,320
                                                                                  ---------------
Total                                                                                  18,343,670
-------------------------------------------------------------------------------------------------

BEVERAGES (1.3%)
Coca-Cola Bottling Company Consolidated                             81,902              5,604,554
National Beverage                                                  177,530(f)           2,490,746
                                                                                  ---------------
Total                                                                                   8,095,300
-------------------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
BioMarin Pharmaceutical                                             65,700(b)           1,076,823
Savient Pharmaceuticals                                             37,700(b)             422,617
                                                                                  ---------------
Total                                                                                   1,499,440
-------------------------------------------------------------------------------------------------

CAPITAL MARKETS (1.0%)
Knight Capital Group Cl A                                           72,800(b)           1,395,576
LaBranche & Co                                                      44,100(b,f)          433,503
Oppenheimer Holdings Cl A                                          122,972(c)           4,107,265
                                                                                  ---------------
Total                                                                                   5,936,344
-------------------------------------------------------------------------------------------------

CHEMICALS (1.5%)
Georgia Gulf                                                        15,200                293,512
Olin                                                                39,200                647,584
Pioneer Companies                                                    6,000(b)             171,960
PolyOne                                                            663,800(b)           4,978,500
Sensient Technologies                                               39,200                964,320
Spartech                                                            43,100              1,130,082
Stepan                                                              29,080                920,964
                                                                                  ---------------
Total                                                                                   9,106,922
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
COMMERCIAL BANKS (4.3%)
Bank of Hawaii                                                      60,300        $     3,253,185
Boston Private Financial Holdings                                   81,540              2,300,243
Central Pacific Financial                                           11,700                453,492
Chemical Financial                                                   5,200                173,160
Citizens Banking                                                    42,300              1,120,950
City Holding                                                        12,100                494,769
Community Bank System                                               18,500                425,500
Community Trust Bancorp                                              3,700                153,661
Cullen/Frost Bankers                                                39,510              2,205,448
First BanCorp                                                       39,800(c)             379,294
First Community Bancorp                                             20,600              1,076,762
Greater Bay Bancorp                                                 41,500              1,092,695
Hanmi Financial                                                     25,200                567,756
Independent Bank                                                    25,730                650,712
Intl Bancshares                                                     71,720              2,216,865
Mercantile Bank                                                      8,001                301,638
Nara Bancorp                                                         6,900                144,348
Pacific Capital Bancorp                                             38,900              1,306,262
Preferred Bank                                                       6,500                390,585
Republic Bancorp                                                    29,080                391,417
Republic Bancorp Cl A                                               76,460              1,918,381
Security Bank                                                        5,500                125,510
Sterling Bancshares                                                 58,500                761,670
Sterling Financial                                                   9,800                331,338
Susquehanna Bancshares                                              46,500              1,249,920
UCBH Holdings                                                       47,300                830,588
Umpqua Holdings                                                     62,240              1,831,723
United Community Banks                                              20,500                662,560
                                                                                  ---------------
Total                                                                                  26,810,432
-------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.5%)
ADESA                                                               37,120              1,030,080
Bowne & Co                                                          52,510                837,009
Brady Cl A                                                         115,700              4,313,295
Brink's                                                             22,310              1,426,055
CBIZ                                                                54,300(b)             378,471
Central Parking                                                     29,300                527,400
Consolidated Graphics                                                4,200(b)             248,094
Ennis                                                               35,600                870,776
Exponent                                                            38,760(b)             723,262
First Advantage Cl A                                                56,360(b)           1,294,026
IKON Office Solutions                                               91,200              1,492,944
John H Harland                                                      20,800              1,044,160
Labor Ready                                                         75,920(b)           1,391,614
Layne Christensen                                                    7,200(b)             236,376
Mac-Gray                                                           345,380(b)           4,116,929
Pike Electric                                                       68,040(b)           1,111,093
Spherion                                                            90,400(b)             671,672
Synagro Technologies                                               595,262              2,631,058
Viad                                                                26,700              1,084,020
WCA Waste                                                          346,038(b)           2,778,685
                                                                                  ---------------
Total                                                                                  28,207,019
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
COMMUNICATIONS EQUIPMENT (1.2%)
3Com                                                             1,131,000(b)     $     4,648,410
Anaren                                                              20,600(b)             365,856
ARRIS Group                                                         28,700(b)             359,037
CommScope                                                           22,600(b)             688,848
EMS Technologies                                                     5,900(b)             118,177
Oplink Communications                                               26,400(b)             542,784
Sycamore Networks                                                   19,000(b)              71,440
UTStarcom                                                           71,900(b)             629,125
                                                                                  ---------------
Total                                                                                   7,423,677
-------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.8%)
Brocade Communications Systems                                      48,300(b)             396,543
Diebold                                                            113,300              5,279,780
Hutchinson Technology                                              142,500(b)           3,358,725
Imation                                                             44,990              2,088,886
                                                                                  ---------------
Total                                                                                  11,123,934
-------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.8%)
Comfort Systems USA                                                 17,500                221,200
Infrasource Services                                                13,700(b)             298,249
Insituform Technologies Cl A                                       182,700(b)           4,724,622
                                                                                  ---------------
Total                                                                                   5,244,071
-------------------------------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
Advanta Cl B                                                        27,200              1,186,736
-------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.2%)
AptarGroup                                                         107,550              6,349,752
Greif Cl A                                                           3,900                461,760
Myers Inds                                                          38,200                598,212
                                                                                  ---------------
Total                                                                                   7,409,724
-------------------------------------------------------------------------------------------------

DISTRIBUTORS (0.4%)
Audiovox Cl A                                                      168,688(b)           2,376,814
-------------------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.5%)
Coinmach Service Cl A                                              211,570              2,517,683
Coinmach Service Unit                                              121,640(d)           2,238,176
Regis                                                              114,210              4,515,863
                                                                                  ---------------
Total                                                                                   9,271,722
-------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.6%)
Financial Federal                                                   38,500              1,132,285
Medallion Financial                                                285,708              3,534,208
PICO Holdings                                                      127,050(b)           4,417,529
Prospect Energy                                                     44,063                754,799
                                                                                  ---------------
Total                                                                                   9,838,821
-------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
Alaska Communications Systems Group                                 18,600                282,534
Atlantic Tele-Network                                               62,894              1,842,794
CT Communications                                                   49,000              1,123,080
IDT                                                                120,160(b)           1,625,765
                                                                                  ---------------
Total                                                                                   4,874,173
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

238 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Small Cap Value Fund

ISSUER                                                             SHARES             VALUE(a)
ELECTRIC UTILITIES (1.9%)
Cleco                                                               47,800        $     1,205,994
Idacorp                                                             10,100                390,365
MGE Energy                                                          17,400                636,492
Reliant Energy                                                     534,000(b)           7,588,140
Sierra Pacific Resources                                            73,300(b)           1,233,639
Unisource Energy                                                    23,700                865,761
                                                                                  ---------------
Total                                                                                  11,920,391
-------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.4%)
Belden CDT                                                          14,300                558,987
General Cable                                                        4,000(b)             174,840
Regal-Beloit                                                       136,200              7,151,862
Thomas & Betts                                                       5,100(b)             241,128
Woodward Governor                                                    8,900                353,419
                                                                                  ---------------
Total                                                                                   8,480,236
-------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.7%)
Agilysys                                                            46,350                775,899
Anixter Intl                                                        20,500(b)           1,113,150
Benchmark Electronics                                                5,800(b)             141,288
Coherent                                                            12,600(b)             397,782
Ingram Micro Cl A                                                   94,400(b)           1,926,704
Insight Enterprises                                                 23,700(b)             447,219
Littelfuse                                                         137,600(b)           4,386,688
Mercury Computer Systems                                           169,000(b)           2,257,840
Methode Electronics                                                 12,600                136,458
Newport                                                             54,900(b)           1,150,155
Plexus                                                             114,600(b)           2,736,648
ScanSource                                                          18,800(b)             571,520
SYNNEX                                                               8,900(b)             195,266
Tech Data                                                           50,000(b)           1,893,500
Technitrol                                                          11,200                267,568
TTM Technologies                                                    20,000(b)             226,600
Vishay Intertechnology                                             298,200(b)           4,037,628
                                                                                  ---------------
Total                                                                                  22,661,913
-------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.2%)
Bristow Group                                                       51,470(b)           1,857,552
CHC Helicopter Cl A                                                124,270(c)           2,622,097
Hornbeck Offshore Services                                          10,500(b)             374,850
Input/Output                                                        29,000(b)             395,270
Oil States Intl                                                     37,200(b)           1,198,956
Trico Marine Services                                               29,600(b)           1,133,976
                                                                                  ---------------
Total                                                                                   7,582,701
-------------------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.7%)
Casey's General Stores                                             253,750              5,975,812
Ingles Markets Cl A                                                 11,000                327,690
Longs Drug Stores                                                   25,000              1,059,500
Pantry                                                               3,400(b)             159,256
Performance Food Group                                              80,210(b)           2,217,004
Ruddick                                                             65,030              1,804,583
Spartan Stores                                                       9,500                198,835
Topps                                                               60,800                541,120
Village Super Market Cl A                                           53,797              4,599,106
                                                                                  ---------------
Total                                                                                  16,882,906
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
FOOD PRODUCTS (2.9%)
American Dairy                                                      73,900(b,f)   $     1,463,220
Darling Intl                                                       224,630(b)           1,237,711
Flowers Foods                                                        3,900                105,261
Imperial Sugar                                                      10,700                259,047
Industrias Bachoco ADR                                             222,008(c)           6,438,232
J & J Snack Foods                                                   69,470              2,876,058
Maui Land & Pineapple                                               19,660(b)             666,867
Omega Protein                                                      161,970(b)           1,252,028
Ralcorp Holdings                                                     6,600(b)             335,874
Reddy Ice Holdings                                                  34,030                878,655
Zapata                                                             304,450(b)           2,131,150
                                                                                  ---------------
Total                                                                                  17,644,103
-------------------------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
Laclede Group                                                       29,500              1,033,385
Northwest Natural Gas                                                6,600                280,104
Piedmont Natural Gas                                                 7,200                192,600
Southern Union                                                           1                     27
                                                                                  ---------------
Total                                                                                   1,506,116
-------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.1%)
Greatbatch                                                          24,000(b)             646,080
-------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.6%)
AMERIGROUP                                                          30,000(b)           1,076,700
AmSurg                                                              12,700(b)             292,100
Emergency Medical
   Services LP Cl A                                                137,830(b)           2,891,673
Genesis HealthCare                                                 134,000(b)           6,328,820
LCA-Vision                                                          48,730              1,674,363
MedCath                                                             22,000(b)             601,920
Molina Healthcare                                                   14,800(b)             481,148
Owens & Minor                                                       90,450              2,828,372
                                                                                  ---------------
Total                                                                                  16,175,096
-------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (4.5%)
Benihana Cl A                                                       37,850(b)           1,161,995
Canterbury Park Holding                                             51,790                709,523
CBRL Group                                                         109,970              4,922,256
Centerplate Unit                                                    74,130(d,f)         1,408,470
Frisch's Restaurants                                                82,425              2,423,295
Interstate Hotels & Resorts                                        366,250(b)           2,732,225
Intl Speedway Cl A                                                  24,630              1,257,115
Isle of Capri Casinos                                               59,320(b)           1,576,726
Jack in the Box                                                     24,900(b)           1,519,896
Lodgian                                                            149,300(b)           2,030,480
Luby's                                                              13,100(b)             142,659
Marcus                                                               8,300                212,314
Morgans Hotel Group                                                 87,046(b)           1,473,689
Nathan's Famous                                                      5,900(b)              84,724
Pinnacle Entertainment                                               9,400(b)             311,516
Ruby Tuesday                                                        40,800              1,119,552
Speedway Motorsports                                               116,040              4,455,936
                                                                                  ---------------
Total                                                                                  27,542,371
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
HOUSEHOLD DURABLES (2.2%)
Avatar Holdings                                                     12,100(b)     $       978,285
California Coastal
   Communities                                                     165,640(b)           3,552,978
Champion Enterprises                                               406,500(b)           3,804,840
Ethan Allen Interiors                                               26,100                942,471
Furniture Brands Intl                                               52,300                848,829
Helen of Troy                                                      139,400(b,c)         3,381,844
Tarragon                                                            13,200                160,644
                                                                                  ---------------
Total                                                                                  13,669,891
-------------------------------------------------------------------------------------------------

INSURANCE (3.4%)
21st Century
   Insurance Group                                                 136,800              2,414,520
Alleghany                                                            5,720(b)           2,079,792
American Natl Insurance                                             35,700              4,073,727
American Physicians Capital                                         21,450(b)             858,858
Commerce Group                                                      43,300              1,288,175
Delphi Financial Group Cl A                                          2,400                 97,104
Hilb Rogal & Hobbs                                                  49,760              2,095,891
LandAmerica Financial Group                                         43,240              2,728,876
Midland                                                              4,890                205,136
NYMAGIC                                                             22,260                814,716
Odyssey Re Holdings                                                 16,200                604,260
Ohio Casualty                                                       47,100              1,404,051
Presidential Life                                                    7,800                171,210
Quanta Capital Holdings                                            689,300(b,c)         1,481,995
Unitrin                                                             16,230                813,285
Zenith Natl Insurance                                                3,700                173,567
                                                                                  ---------------
Total                                                                                  21,305,163
-------------------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
FTD Group                                                           34,300(b)             613,627
Systemax                                                            18,100(b)             315,845
                                                                                  ---------------
Total                                                                                     929,472
-------------------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.7%)
Interwoven                                                          22,900(b)             335,943
NIC                                                                117,420(b)             583,577
RealNetworks                                                        91,900(b)           1,005,386
United Online                                                      110,010              1,460,933
Vignette                                                            59,200(b)           1,010,544
                                                                                  ---------------
Total                                                                                   4,396,383
-------------------------------------------------------------------------------------------------

IT SERVICES (1.5%)
Cass Information Systems                                            52,587              1,902,598
Ciber                                                               32,700(b)             221,706
Forrester Research                                                   4,500(b)             121,995
MAXIMUS                                                            136,800              4,210,704
MPS Group                                                           70,100(b)             994,018
Perot Systems Cl A                                                  38,100(b)             624,459
Sykes Enterprises                                                   57,900(b)           1,021,356
                                                                                  ---------------
Total                                                                                   9,096,836
-------------------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
Arctic Cat                                                          18,500                325,415
Brunswick                                                          106,300              3,390,970
Callaway Golf                                                       98,940              1,425,725
Head                                                               139,000(b,c)           514,300
Oakley                                                              16,900                339,014
                                                                                  ---------------
Total                                                                                   5,995,424
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 239

RiverSource VP - Small Cap Value Fund

ISSUER                                                             SHARES             VALUE(a)
LIFE SCIENCES TOOLS & SERVICES (0.4%)
Invitrogen                                                          28,920(b)     $     1,636,583
Molecular Devices                                                   29,500(b)             621,565
                                                                                  ---------------
Total                                                                                   2,258,148
-------------------------------------------------------------------------------------------------

MACHINERY (4.3%)
EnPro Inds                                                          21,200(b)             704,052
Flowserve                                                           82,400(b)           4,158,728
FreightCar America                                                  12,400                687,580
Harsco                                                              54,500              4,147,450
IDEX                                                                89,600              4,247,936
Kaydon                                                             136,100              5,408,614
Mueller Inds                                                        32,300              1,023,910
Terex                                                               97,500(b)           6,296,549
                                                                                  ---------------
Total                                                                                  26,674,819
-------------------------------------------------------------------------------------------------

MARINE (0.6%)
Kirby                                                              106,800(b)           3,645,084
TBS Intl Cl A                                                       38,641(b,c)           337,722
                                                                                  ---------------
Total                                                                                   3,982,806
-------------------------------------------------------------------------------------------------

MEDIA (1.9%)
Belo Cl A                                                           41,800                768,284
Interactive Data                                                    16,200                389,448
Lee Enterprises                                                      9,600                298,176
Media General Cl A                                                  26,500                985,005
Meredith                                                            61,240              3,450,874
RCN                                                                 21,100(b)             636,165
Valassis Communications                                            306,500(b)           4,444,250
Value Line                                                          16,886                767,469
                                                                                  ---------------
Total                                                                                  11,739,671
-------------------------------------------------------------------------------------------------

METALS & MINING (4.2%)
AK Steel Holding                                                   581,700(b)           9,830,730
AM Castle & Co                                                      14,400                366,480
Century Aluminum                                                   121,800(b)           5,438,370
Chaparral Steel                                                     10,400                460,408
Gibraltar Inds                                                       7,500                176,325
Metal Management                                                    17,800                673,730
Quanex                                                              10,250                354,548
Steel Dynamics                                                      36,800              1,194,160
Stillwater Mining                                                  595,000(b)           7,431,550
                                                                                  ---------------
Total                                                                                  25,926,301
-------------------------------------------------------------------------------------------------

MULTILINE RETAIL (1.9%)
99 Cents Only Stores                                                22,900(b)             278,693
Big Lots                                                            13,900(b)             318,588
Dillard's Cl A                                                     193,700              6,773,689
Dollar General                                                     267,200              4,291,232
                                                                                  ---------------
Total                                                                                  11,662,202
-------------------------------------------------------------------------------------------------

MULTI-UTILITIES (0.2%)
PNM Resources                                                       45,300              1,408,830
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
OIL, GAS & CONSUMABLE FUELS (3.5%)
Barnwell Inds                                                       53,910        $     1,291,145
Callon Petroleum                                                    32,400(b)             486,972
Chesapeake Energy                                                  129,400              3,759,070
Cimarex Energy                                                       3,687                134,576
Eastern American Natural Gas                                        39,500              1,109,160
Encore Acquisition                                                 122,200(b)           2,997,566
Evolution Petroleum                                                212,480(b)             637,440
EXCO Resources                                                     173,700(b)           2,937,267
Harvest Natural Resources                                           71,300(b)             757,919
Holly                                                                5,600                287,840
Houston Exploration                                                 47,130(b)           2,440,391
Petrohawk Energy                                                    12,900(b)             148,350
Stone Energy                                                        48,909(b)           1,728,933
TC Pipelines LP                                                     37,240              1,340,640
USEC                                                               122,000(b)           1,551,840
Western Refining                                                    12,000                305,520
                                                                                  ---------------
Total                                                                                  21,914,629
-------------------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.2%)
Domtar                                                             708,000(c)           5,975,520
Glatfelter                                                          81,890              1,269,295
Schweitzer-Mauduit Intl                                              7,600                197,980
                                                                                  ---------------
Total                                                                                   7,442,795
-------------------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
NBTY                                                                28,500(b)           1,184,745
Parlux Fragrances                                                   37,260(b)             207,538
Prestige Brands Holdings                                            22,600(b)             294,252
                                                                                  ---------------
Total                                                                                   1,686,535
-------------------------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Alpharma Cl A                                                       12,600                303,660
Sciele Pharma                                                       47,000(b)           1,128,000
                                                                                  ---------------
Total                                                                                   1,431,660
-------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.6%)
Arbor Realty Trust                                                  26,000                782,340
Ashford Hospitality Trust                                           75,400                938,730
Capital Trust Cl A                                                   4,300                214,742
Crescent Real Estate Equities                                       16,400                323,900
Deerfield Triarc Capital                                            78,800              1,334,084
DiamondRock Hospitality                                             28,600                515,086
Extra Space Storage                                                 20,600                376,156
FelCor Lodging Trust                                                50,100              1,094,184
Franklin Street Properties                                          14,900                313,645
Highland Hospitality                                                74,300              1,058,775
Inland Real Estate                                                  51,300                960,336
Innkeepers USA Trust                                                64,500                999,750
Investors Real Estate Trust                                         41,100                421,686
Kite Realty Group Trust                                             16,000                297,920
LaSalle Hotel Properties                                            29,100              1,334,235
Natl Health Investors                                                6,500                214,500
Natl Retail Properties                                              14,200                325,890

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Omega Healthcare Investors                                          37,900        $       671,588
Parkway Properties                                                  12,000                612,120
Ramco-Gershenson Properties Trust                                    6,600                251,724
Realty Income                                                       21,100                584,470
Redwood Trust                                                        3,100                180,048
Resource Capital                                                    12,000                203,400
Spirit Finance                                                      96,700              1,205,849
Winston Hotels                                                      43,400                575,050
                                                                                  ---------------
Total                                                                                  15,790,208
-------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
Affordable Residential Communities LP                               15,400(b)             179,410
Gyrodyne Company of America                                         20,097(b)           1,241,392
MI Developments Cl A                                               100,500(c)           3,587,850
Wellsford Real Properties                                            9,500(b)              71,440
                                                                                  ---------------
Total                                                                                   5,080,092
-------------------------------------------------------------------------------------------------

ROAD & RAIL (2.2%)
Arkansas Best                                                        3,100                111,600
Covenant Transport Cl A                                             77,800(b)             886,920
Laidlaw Intl                                                       177,060              5,387,936
Marten Transport                                                    95,680(b)           1,753,814
Saia                                                                33,400(b)             775,214
Swift Transportation                                               134,400(b)           3,530,688
YRC Worldwide                                                       36,960(b)           1,394,501
                                                                                  ---------------
Total                                                                                  13,840,673
-------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
Advanced Energy Inds                                                57,000(b)           1,075,590
Cirrus Logic                                                        80,300(b)             552,464
Cymer                                                                7,700(b)             338,415
Integrated Silicon Solution                                        182,800(b)           1,051,100
Semiconductor Mfg Intl ADR                                         985,400(b,c)         6,345,976
Spansion Cl A                                                      461,800(b,f)         6,862,348
TriQuint Semiconductor                                             830,587(b)           3,737,642
Zoran                                                               22,800(b)             332,424
                                                                                  ---------------
Total                                                                                  20,295,959
-------------------------------------------------------------------------------------------------

SOFTWARE (1.5%)
Aspen Technology                                                    15,200(b)             167,504
Manhattan Associates                                                39,500(b)           1,188,160
Mentor Graphics                                                    389,100(b)           7,015,473
OPNET Technologies                                                   8,400(b)             121,380
TIBCO Software                                                      62,300(b)             588,112
Ulticom                                                             13,800(b)             132,342
                                                                                  ---------------
Total                                                                                   9,212,971
-------------------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.1%)
Asbury Automotive Group                                             23,400                551,304
Barnes & Noble                                                     105,130              4,174,712
Charming Shoppes                                                    25,300(b)             342,309
Dress Barn                                                          11,800(b)             275,294
Group 1 Automotive                                                  15,600                806,832
Guitar Center                                                       22,960(b)           1,043,762
Haverty Furniture Companies                                         44,300                655,640
Men's Wearhouse                                                    126,450              4,837,977
                                                                                  ---------------
Total                                                                                  12,687,830
-------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

240 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT

RiverSource VP - Small Cap Value Fund

ISSUER                                                             SHARES             VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (0.9%)
Hampshire Group                                                     85,340(b)     $     1,414,084
Kellwood                                                            36,400              1,183,728
K-Swiss Cl A                                                        34,300              1,054,382
Lazare Kaplan Intl                                                 134,320(b)           1,336,484
Wolverine World Wide                                                12,700                362,204
                                                                                  ---------------
Total                                                                                   5,350,882
-------------------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.7%)
Astoria Financial                                                   64,030              1,931,145
BankAtlantic Bancorp Cl A                                           47,020                649,346
BankUnited Financial Cl A                                           41,100              1,149,156
BFC Financial Cl A                                                 218,422(b)           1,395,717
Corus Bankshares                                                    46,100(f)           1,063,527
Federal Agricultural Mtge Cl C                                       4,600                124,798
FirstFed Financial                                                  20,400(b)           1,366,188
Fremont General                                                     53,000                859,130
ITLA Capital                                                         3,900                225,849
Ocwen Financial                                                     65,600(b)           1,040,416
TierOne                                                             27,300                862,953
Willow Financial Bancorp                                             9,200                137,264
                                                                                  ---------------
Total                                                                                  10,805,489
-------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                             SHARES             VALUE(a)
TRADING COMPANIES & DISTRIBUTORS (1.0%)
Applied Industrial
   Technologies                                                     34,800        $       915,588
BlueLinx Holdings                                                   37,900                394,160
Houston Wire & Cable                                                28,600(b,f)           597,740
NuCO2                                                              170,320(b)           4,188,169
                                                                                  ---------------
Total                                                                                   6,095,657
-------------------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (--%)
Sea Containers Cl A                                                 61,000(b,c)            43,005
-------------------------------------------------------------------------------------------------

WATER UTILITIES (0.3%)
SJW                                                                 52,390              2,030,636
-------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
USA Mobility                                                        26,700                597,279
-------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $506,886,794)                                                              $   572,680,584
-------------------------------------------------------------------------------------------------

OTHER (0.1%)

ISSUER                                                             SHARES             VALUE(a)
Affordable Residential Communities LP Rights                        15,400(b)     $        13,603
Air France-KLM ADR Warrants                                         51,500(b,c,h)         547,445
-------------------------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                                       $       561,048
-------------------------------------------------------------------------------------------------

MONEY MARKET FUND (10.1%)(G)

                                                                   SHARES             VALUE(a)
RiverSource Short-Term Cash Fund                                62,517,146(e)     $    62,517,146
-------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $62,517,146)                                                               $    62,517,146
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $569,403,940)(i)                                                           $   635,758,778
-------------------------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 6.2% of net assets.

(d) An Income Deposit Security (IDS) also known as an enhanced income security (EIS), is an exchange-traded security composed of both an issuer's common shares and its subordinated notes. The holder of the IDS may receive dividends from the common stock and interest income from the debt instrument.

(e)   Affiliated Money Market Fund -- See Note 10 to the financial statements.

(f) At Dec. 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(g) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.7% of net assets. See
      Note 6 to the financial statements. 7.4% of net assets is the Fund's cash equivalent position.

(h)   Identifies issues considered to be illiquid as to their marketability
      (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's
      Board of Directors. Information concerning such security holdings at Dec. 31, 2006, is as follows:

      SECURITY                          ACQUISITION                       COST
                                           DATES
      --------------------------------------------------------------------------
      Air France-KLM ADR Warrants         05-05-04                         $--

(i) At Dec. 31, 2006, the cost of securities for federal income tax purposes was $570,584,357 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 82,065,228
      Unrealized depreciation                                       (16,890,807)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                  $ 65,174,421
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - ANNUAL REPORT 241

Item 23. Exhibits

(a)(1) Articles of Incorporation dated May 9, 2001, filed electronically as Exhibit (a) to Registrant's Initial Registration Statement, filed on May 21, 2001, is incorporated by reference.

(a)(2) Articles of Amendment to Articles of Incorporation, dated November 14, 2002, filed electronically on or about Oct. 28, 2003 as Exhibit
         (a)(2) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-61346 is incorporated by reference.

(a)(3) Articles of Amendment to the Articles of Incorporation, dated April 21, 2006, filed electronically on or about Aug. 25, 2006 as Exhibit
         (a)(3) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(b) By-laws as amended April 13, 2006, filed electronically on or about Oct. 26, 2006 as Exhibit (b) to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 are incorporated by reference.

(c) Stock Certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement, amended and restated, dated May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about Aug. 25, 2006 as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(2) Subadvisory Agreement between American Express Financial Corporation and Donald Smith & Co., Inc., dated March 12, 2004, filed electronically as Exhibit (d)(19) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(3) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Donald Smith & Co., Inc. filed electronically on or about May 24, 2006 as Exhibit (d)(25) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(4) Subadvisory Agreement between American Express Financial Corporation and Barrow, Hanley, Mewhinney & Strauss, Inc., dated March 12, 2004, filed electronically as Exhibit (d)(20) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(5) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Barrow, Hanley, Mewhinney & Strauss, Inc., filed electronically on or about May 24, 2006 as Exhibit (d)(27) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(6) Subadvisory Agreement between American Express Financial Corporation and Franklin Portfolio Associates LLC, dated March 12, 2004, filed electronically as Exhibit (d)(21) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(7) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Franklin Portfolio Associates LLC filed electronically on or about May 24, 2006 as Exhibit (d)(29) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(8) Subadvisory Agreement, dated March 1, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about April 21, 2006 as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(9) Amendment One to Subadvisory Agreement, dated April 24, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about May 24, 2006 as Exhibit (d)(3) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852.

(d)(10) Subadvisory Agreement, dated April 24, 2006, between River Road Asset Management, LLC and RiverSource Investments, LLC filed electronically on or about Aug. 25, 2006 as Exhibit (d)(13) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(11) Subadvisory Agreement, dated Sept. 24, 2006, between WEDGE Capital Management L.L.P. and RiverSource Investments, LLC filed electronically on or about Oct. 26, 2006 as Exhibit (d)(11) to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(12) Subadvisory Agreement, dated Sept. 24, 2006, between Systematic Financial Management, L.P. and RiverSource Investments, LLC filed electronically on or about Oct. 26, 2006 as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 is incorporated by reference.

(e) Distribution Agreement, dated Jan 1. 2007, between Registrant and RiverSource Distributors, Inc. is filed electronically herewith as Exhibit (e) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-61346.

(f)      Bonus or Profit Sharing Contracts: Not Applicable.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, as amended Sept. 14, 2006, between Registrant and Ameriprise Trust Company filed electronically on or about Oct. 26, 2006 as Exhibit (g)(1) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 is incorporated by reference.

(g)(2) Amendment, dated Dec. 1, 2006, to the Custodian Agreement between Registrant and Ameriprise Trust Company, dated Oct. 1, 2005, amended as of Sept. 14, 2006, filed electronically on or about Jan. 26, 2007 as Exhibit (g)(2) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 103 to Registration Statement No. 2-13188 is incorporated by reference.

(g)(3) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit
         (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 25, 1999 is incorporated by reference.

(g)(4) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated Dec. 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc.

         Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated Jan. 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(7) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Administrative Services Agreement, amended and restated as of May 1, 2006, between Registrant and Ameriprise Financial, Inc. filed electronically on or about May 24, 2006 as Exhibit (h)(2) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(h)(2) Transfer Agency and Servicing Agreement, amended and restated as of May 1, 2006, between Registrant and RiverSource Service Corporation filed electronically on or about Aug. 25, 2006 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(h)(3) Master Fee Cap/Fee Waiver Agreement, dated, Oct. 1, 2005, as amended Jan. 11, 2007, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc. and the RiverSource Funds filed electronically on or about March 28, 2007 as Exhibit (h)(8) to RiverSource Market Advantage Series, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(4) License Agreement, amended and restated, dated May 1, 2006, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about May 24, 2006 as Exhibit (h)(5) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable

(l)      Initial Capital Agreement: Not Applicable.

(m) Plan and Agreement of Distribution, dated Jan. 1, 2007, between Registrant and RiverSource Distributors, Inc. is filed electronically herewith as Exhibit (m) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-61346.

(n)      Rule 18f - 3 Plan: Not applicable.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Dec. 22, 2006 as Exhibit (p)(1) to RiverSource International Series, Inc. Post-Effective Amendment No. 46 to Registration Statement No. 2-92309, is incorporated by reference.

(p)(2) Codes of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated Jan. 2007 and April 2006, filed electronically on or about Jan. 26, 2007 as Exhibit (p)(2) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 103 to Registration Statement No. 2-13188 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for RiverSource Variable Portfolio - Fundamental Value and RiverSource Fundamental Value Funds' Subadviser Davis Selected Advisers, L.P., as amended effective Feb. 1, 2005, filed electronically on or about April 21, 2006, as Exhibit (p)(8) to AXP Variable Portfolio - Partners Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(4) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Value and RiverSource Variable Portfolio - Small Cap Value Funds' Subadviser Donald Smith & Co., Inc., adopted Jan. 1, 2005, revised June 1, 2006 is filed electronically herewith as Exhibit (p)(4) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-61346.

(p)(5) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Value and RiverSource Variable Portfolio - Small Cap Value Funds' Subadviser Barrow, Hanley, Mewhinney & Strauss, Inc., dated Jan. 2007, is filed electronically herewith as Exhibit (p)(5) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-61346.

(p)(6) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Value and RiverSource Variable Portfolio - Small Cap Value Funds' Subadviser Franklin Portfolio, dated Feb. 2007, is filed electronically herewith as Exhibit (p)(6) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-61346.

(p)(7) Code of Ethics adopted under Rule 17j-1 for RiverSource Variable Portfolio - Small Cap Value Fund's Subadviser River Road Asset Management, LLC, dated Jan. 1, 2007, is filed electronically herewith as Exhibit (p)(7) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-61346.

(q)(1) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Dec. 5, 2006, is filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-61346.

(q)(2) Officers Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 2, filed on or about Aug. 29, 2002, is incorporated by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant

          RiverSource Life and its subsidiaries are the record holders of all outstanding shares of the Registrant. All of such shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaims beneficial ownership of all shares of the fund.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.        Business and Other Connections of Investment Adviser (RiverSource Investments, LLC.)

Directors and officers of RiverSource Investments, LLC. who are directors and/or officers of one or more other companies:

Name and Title                 Other company(s)                   Address*                     Title within other
                                                                                               company(s)
-------------------------      -----------------------            -------------------------    -----------------------
Neysa M. Alecu                 Advisory Capital Partners LLC                                   Anti-Money Laundering
Anti-Money Laundering                                                                          Officer
Officer
                               Advisory Capital Strategies                                     Anti-Money Laundering
                               Group Inc.                                                      Officer

                               Advisory Convertible Arbitrage                                  Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Anti-Money Laundering
                                                                                               Officer

                               American Enterprise                                             Anti-Money Laundering
                               Investment Services, Inc.                                       Officer

                               American Enterprise REO 1 LLC                                   Anti-Money Laundering

                               American Express Asset Management                               Anti-Money Laundering
                               International, Inc.                                             Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Alabama Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Arizona Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Idaho Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Maryland Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Massachusetts Inc.                                    Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Nevada Inc.                                           Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of New Mexico Inc.                                       Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Oklahoma Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Texas Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Wyoming Inc.                                          Officer

                               American Partners Life                                          Anti-Money Laundering
                               Insurance Company                                               Officer

                               Ameriprise Auto & Home Insurance                                Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Anti-Money Laundering

                               Ameriprise Financial Services,                                  Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General                                           Anti-Money Laundering
                               Partner LLC                                                     Officer

                               IDS Capital Holdings Inc.                                       Anti-Money Laundering
                                                                                               Officer

                               RiverSource Life Insurance Company                              Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Anti-Money Laundering
                                                                                               Officer

Ward D. Armstrong              Ameriprise Express Asset                                        Director
Director and Senior            Management International Inc.
Vice President

                               Ameriprise Financial Inc.                                       Senior Vice President -
                                                                                               Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Financial                                            Senior Vice President -
                               Services Inc.                                                   Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Trust                                                Director and Chairman of
                               Company                                                         the Board

                               Kenwood Capital Management LLC                                  Manager

John M. Baker                  Ameriprise Financial Inc.                                       Vice President - Plan Sponsor
Vice President                                                                                 Services

                               Ameriprise Financial                                            Vice President - Chief Client
                               Services Inc.                                                   Service Officer

                               Ameriprise Trust                                                Director and Senior Vice President
                               Company

Dimitris Bertsimas             None                                                            None
Vice President and Senior
Portfolio Manager

Walter S. Berman               Advisory Capital Partners LLC                                   Treasurer
Treasurer
                               Advisory Capital Strategies                                     Treasurer
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Treasurer
                               LLC

                               Advisory Select LLC                                             Treasurer

                               American Enterprise REO 1, LLC                                  Treasurer

                               American Express Asset Management                               Treasurer
                               International, Inc.

                               American Express                                                Vice President and Treasurer
                               Financial Advisors Services
                               Japan Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Alabama Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Arizona Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Idaho Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Maryland Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Nevada Inc.

                               American Express Insurance                                      Treasurer
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Wyoming Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Kentucky Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Maryland Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Pennsylvania Inc.

                               Ameriprise Auto & Home Insurance                                Treasurer
                               Agency Inc.

                               Ameriprise Certificate Company                                  Treasurer

                               Ameriprise Financial Inc.                                       Executive Vice President and
                                                                                               Chief Financial

                               Ameriprise Financial                                            Director
                               Services Inc.

                               Ameriprise Insurance Company                                    Treasurer

                               AMEX Assurance Company                                          Treasurer

                               Boston Equity General                                           Treasurer
                               Partner LLC

                               IDS Cable Corporation                                           Treasurer

                               IDS Cable II Corporation                                        Treasurer

                               IDS Capital Holdings Inc.                                       Treasurer

                               RiverSource Life Insurance Company                              Vice President and Treasurer

                               RiverSource Life Insurance Co.                                  Vice President and Treasurer
                               of New York

                               IDS Management Corporation                                      Treasurer

                               IDS Partnership Services                                        Treasurer
                               Corporation

                               IDS Property Casualty                                           Treasurer
                               Insurance Company

                               IDS Realty Corporation                                          Treasurer

                               IDS REO 1, LLC                                                  Treasurer

                               IDS REO 2, LLC                                                  Treasurer

                               Investors Syndicate                                             Vice President and Treasurer
                               Development Corp.

                               Kenwood Capital                                                 Treasurer
                               Management LLC

                               RiverSource Service Corporation                                 Treasurer

                               RiverSource Tax Advantaged                                      Treasurer
                               Investments Inc.

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

Richard N. Bush                Advisory Capital Partners LLC                                   Senior Vice President - Corporate Tax
Senior Vice President -
Corporate Tax
                               Advisory Capital Strategies                                     Senior Vice President - Corporate Tax
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Senior Vice President - Corporate Tax
                               LLC

                               American Enterprise Investment                                  Senior Vice President - Corporate Tax
                               Services Inc

                               American Enterprise REO 1 LLC                                   Senior Vice President - Corporate Tax

                               American Express Asset                                          Senior Vice President - Corporate Tax
                               Management International Inc

                               American Express Financial                                      Senior Vice President - Corporate Tax
                               Advisors Japan Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Alabama Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Arizona Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Idaho Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Maryland Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Nevada Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of New Mexico Inc

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Wyoming Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Kentucky Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Maryland Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Pennsylvania Inc.

                               Ameriprise Financial Inc.                                       Senior Vice President - Corporate Tax

                               Ameriprise Financial Services                                   Senior Vice President - Corporate Tax
                               Inc.

                               Ameriprise Insurance Company                                    Senior Vice President - Corporate Tax

                               AMEX Assurance Company                                          Senior Vice President - Corporate Tax

                               Boston Equity General Partner LLC                               Senior Vice President - Corporate Tax

                               IDS Cable Corporation                                           Senior Vice President - Corporate Tax

                               IDS Cable II Corporation                                        Senior Vice President - Corporate Tax

                               IDS Capital Holdings Inc.                                       Senior Vice President - Corporate Tax

                               IDS Futures Corporation                                         Senior Vice President - Corporate Tax

                               RiverSource Life Insurance Company                              Senior Vice President - Corporate Tax

                               RiverSource Life Insurance Co. of                               Senior Vice President - Corporate Tax
                               New York

                               IDS Management Corporation                                      Senior Vice President - Corporate Tax

                               IDS Property Casualty Insurance                                 Senior Vice President - Corporate Tax
                               Company

                               IDS Realty Corporation                                          Senior Vice President - Corporate Tax

                               IDS REO 1 LLC                                                   Senior Vice President - Corporate Tax

                               IDS REO 2 LLC                                                   Senior Vice President - Corporate Tax

                               RiverSource Service Corporation                                 Senior Vice President - Corporate Tax

                               Riversource Tax Advantaged                                      Senior Vice President - Corporate Tax
                               Investments Inc.

Kevin J. Callahan              None                                                            None
Vice President

Robert D. Ewing                Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

Peter A. Gallus                Advisory Capital Partners LLC                                   President, Chief Operating Officer
Senior Vice President,                                                                         and Chief Compliance Officer
Chief Operating Officer
and Assistant Treasurer        Advisory Capital Strategies                                     Director, President, Chief Operating
                               Group Inc.                                                      Officer and Chief Compliance Officer

                               Advisory Convertible
                               Arbitrage LLC                                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer

                               Advisory Select LLC                                             Vice President and Chief
                                                                                               Compliance Officer

                               American Express Asset                                          Assistant Treasurer
                               Management International, Inc.

                               Ameriprise Financial Inc.                                       Vice President - Investment
                                                                                               Administration

                               Ameriprise Financial                                            Vice President - CAO
                               Services Inc.                                                   Investment Management

                               Boston Equity General                                           President, Chief Operating Officer
                               Partner LLC                                                     and Chief Compliance Officer

                               IDS Capital Holdings Inc.                                       Vice President and Controller

                               Kenwood Capital Management LLC                                  Manager

Jim Hamalainen                 Ameriprise Financial Inc.                                       Assistant Treasurer
Vice President - Asset
Liability Management           RiverSource Life Insurance Company                              Vice President - Investments

                               RiverSource Life Insurance Co. of New York                      Vice President - Investments

James C. Jackson               None                                                            None
Vice President and Senior
Portfolio Manager

Christopher P. Keating         Ameriprise Trust Company                                        Director
Head of Institutional Sales,
Client Service and
Consultant Relationships

Michelle M. Keeley             American Express                                                Director
Director and Executive Vice    Asset Management
President - Equity and         International Inc.
Fixed Income
                               Ameriprise                                                      Vice President-Investments
                               Certificate Company

                               Ameriprise Financial Inc.                                       Executive Vice President-Equity and
                                                                                               Fixed Income

                               Ameriprise Financial                                            Executive Vice President-Equity and
                               Services Inc.                                                   Fixed Income

                               Ameriprise Insurance Company                                    Vice President-Investments

                               AMEX Assurance Company                                          Vice President-Investments

                               RiverSource Life Insurance Company                              Vice President-Investments

                               Ameriprise Property Casualty Insurance                          Vice President-Investments
                               Company

                               Kenwood Capital Management LLC                                  Manager

Brian J. McGrane               Advisory Capital Partners LLC                                   Vice President and Chief Financial
Vice President and                                                                             Officer
Chief Financial Officer        Advisory Capital                                                Vice President and Chief Financial
                               Strategies Group Inc.                                           Officer

                               Advisory Convertible                                            Vice President and Chief Financial
                               Arbitrage LLC                                                   Officer

                               Advisory Select LLC                                             Vice President and Chief Financial
                                                                                               Officer

                               American Express Asset                                          Vice President and Chief Financial
                               Management International Inc.                                   Officer

                               Ameriprise                                                      Vice President and Chief Financial
                               Certificate Company                                             Officer

                               Ameriprise Financial Inc.                                       Senior Vice President and Lead
                                                                                               Financial Officer Finance

                               Ameriprise Financial                                            Vice President and Lead
                               Services Inc.                                                   Financial Officer Finance

                               Ameriprise Trust Company                                        Director

                               Boston Equity General                                           Vice President and Chief Financial
                               Partner LLC                                                     Officer

                               RiverSource Life Insurance Company                              Director, Executive Vice President
                                                                                               and Chief Financial Officer

Thomas R. Moore                American Enterprise Investment                                  Secretary
Secretary                      Services Inc.

                               American Enterprise REO 1 LLC                                   Secretary

                               American Express Insurance                                      Secretary
                               Agency of Alabama Inc.

                               American Express Insurance                                      Secretary
                               Agency of Arizona Inc.

                               American Express Insurance                                      Secretary
                               Agency of Idaho Inc.

                               American Express Insurance                                      Secretary
                               Agency of Maryland Inc.

                               American Express Insurance                                      Secretary
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Secretary
                               Agency of Nevada Inc.

                               American Express Insurance                                      Secretary
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Secretary
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Secretary
                               Agency of Wyoming Inc.

                               American Partners Life                                          Secretary
                               Insurance Company

                               Ameriprise Financial Inc.                                       Secretary

                               Ameriprise Financial                                            Secretary
                               Services Inc.

                               Ameriprise Trust Company                                        Secretary

                               IDS Cable Corporation                                           Secretary

                               IDS Cable II Corporation                                        Secretary

                               IDS Capital Holdings Inc.                                       Secretary

                               RiverSource Life Insurance Company                              Secretary

                               RiverSource Life Insurance Co.                                  Secretary
                               of New York

                               IDS Management Corporation                                      Secretary

                               IDS Realty Corporation                                          Secretary

                               IDS REO 1 LLC                                                   Secretary

                               IDS REO 2 LLC                                                   Secretary

                               Investors Syndicate                                             Secretary
                               Development Corporation

                               RiverSource Distributors Inc.                                   Secretary

                               RiverSource Service Corporation                                 Secretary

                               RiverSource Tax Advantaged                                      Secretary
                               Investments Inc.

Thomas W. Murphy               Ameriprise Certificate Company                                  Vice President - Investments
Vice President and Senior
Sector Manager                 Ameriprise Insurance Company                                    Vice President - Investments

                               AMEX Assurance Company                                          Vice President - Investments

                               RiverSource Life Insurance Company                              Vice President - Investments

                               RiverSource Life Insurance Co.                                  Vice President - Investments
                               of New York

                               IDS Property Casualty                                           Vice President - Investments
                               Insurance Company

Patrick T. Olk                 None                                                            None
Vice President

Benji Orr                      Advisory Capital Partners LLC                                   Deputy Anti-Money Laundering
Deputy Anti-Money                                                                              Officer
Laundering
Officer                        Advisory Capital Strategies Group                               Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Advisory Convertible Arbitrage                                  Deputy Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Deputy Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Investment                                  Deputy Anti-Money Laundering
                               Services Inc                                                    Officer

                               American Enterprise REO 1 LLC                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Deputy Anti-Money Laundering
                               International Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Alabama Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Arizona Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Idaho Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Maryland Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Massachusetts Inc.                                           Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Nevada Inc.                                                  Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of New Mexico Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Oklahoma Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Texas Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Wyoming Inc.                                                 Officer

                               American Partners Life Insurance                                Deputy Anti-Money Laundering
                               Company                                                         Officer

                               Ameriprise Auto & Home Insurance                                Deputy Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General Partner LLC                               Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Capital Holdings Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Life Insurance Company                              Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Deputy Anti-Money Laundering
                                                                                               Officer

Jennifer L. Ponce De Leon      None                                                            None
Vice President and Senior
Sector Manager High Yield

Warren E. Spitz                None                                                            None
Vice President and Senior
Portfolio Manager

Nainoor C. "Nick" Thakore      Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group, Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

William F. "Ted" Truscott      Advisory Capital Strategies                                     Director
President, Chairman of the     Group Inc.
Board and Chief Investment
Officer                        American Express Asset                                          Director
                               Management International, Inc.

                               Ameriprise Certificate Company                                  Director, President and Chief
                                                                                               Executive Officer

                               Ameriprise Financial Inc.                                       President - U.S. Asset Management
                                                                                               and Chief Investment Officer

                               Ameriprise Financial                                            Senior Vice President and
                               Services Inc.                                                   Chief Investment Officer

                               IDS Capital Holdings Inc.                                       Director and President

                               Kenwood Capital Management LLC                                  Manager

                               RiverSource Distributors, Inc.                                  Director

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27.      Principal Underwriters

              (a) Not Applicable.
              (b) Not Applicable.
              (c) Not Applicable.

Item 28.      Location of Accounts and Records

              Ameriprise Financial, Inc.
              70100 Ameriprise Financial Center
              Minneapolis, MN  55474

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE VARIABLE PORTFOLIO - MANAGERS SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 23rd day of April, 2007.

RIVERSOURCE VARIABLE PORTFOLIO - MANAGERS SERIES, INC.

By   /s/ Patrick T. Bannigan
   -------------------------------
         Patrick T. Bannigan
         President

By   /s/ Jeffrey P. Fox
   -------------------------------
         Jeffrey P. Fox
         Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 23rd day of April, 2007.

Signature                           Capacity

/s/      Stephen R. Lewis, Jr.*     Chair of the Board
----------------------------------
         Stephen R. Lewis, Jr.

/s/      Kathleen A. Blatz*         Director
----------------------------------
         Kathleen A. Blatz

/s/      Arne H. Carlson*           Director
----------------------------------
         Arne H. Carlson

/s/      Patricia M. Flynn*         Director
----------------------------------
         Patricia M. Flynn

/s/      Anne P. Jones*             Director
----------------------------------
         Anne P. Jones

/s/      Jeffrey Laikind*           Director
----------------------------------
         Jeffrey Laikind

/s/      Catherine James Paglia*    Director
----------------------------------
         Catherine James Paglia

/s/      Alison Taunton-Rigby*      Director
----------------------------------
         Alison Taunton-Rigby

/s/      William F. Truscott*       Director
----------------------------------
         William F. Truscott

*        Signed pursuant to Directors/Trustees Power of Attorney, dated Dec.
         5, 2006, filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-61346, by:



/s/      Scott R. Plummer
         -------------------------
         Scott R. Plummer

               CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 19
                    TO REGISTRATION STATEMENT NO. 333-61346

This Post-Effective Amendment to the Registration Statement contains the following papers and documents:

The facing sheet.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.
         Financial Statements.

Part C.

         Other information.

The signatures.